As filed with the Securities and Exchange Commission on February 27, 2013

Securities Act File No. 333-103022

Investment Company Act File No. 811-21295

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 258	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 259	☒
(Check appropriate box or boxes)

JPMORGAN TRUST I

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 480-4111

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

With copies to:

John T. Fitzgerald, Esq.	Jon S. Rand, Esq.
JPMorgan Chase & Co.	Dechert LLP
270 Park Avenue	1095 Avenue of the Americas
New York, NY 10017	New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☒	on February 28, 2013 pursuant to paragraph (b).
☐	on pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

J.P. Morgan International Equity Funds

Class A, Class B* & Select Class Shares

February 28, 2013

JPMorgan International Small Cap Equity Fund**

*	Class B Shares are no longer available for new purchases.

**	The Fund does not have an exchange ticker symbol because it is not currently offered to the general public.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan International Small Cap Equity Fund

What is the goal of the Fund?

The Fund will seek long-term capital growth from capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 16 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” on page 96 in Appendix A to the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class B	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	5.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses[1]	1.60	1.60	1.60
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.35	1.35	1.35

Total Annual Fund Operating Expenses	2.85	3.35	2.60
Fee Waivers and Expense Reimbursements[2]	(1.10)	(1.10)	(1.10)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.75	2.25	1.50

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B and Select Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.75%, 2.25% and 1.50%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

FEBRUARY 28, 2013	1

JPMorgan International Small Cap Equity Fund (continued)

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	694	1,263
CLASS B SHARES ($)	728	1,228
SELECT CLASS SHARES ($)	153	704

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
CLASS A SHARES ($)	694	1,263
CLASS B SHARES ($)	228	928
SELECT CLASS SHARES ($)	153	704

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance.

What are the Fund’s main investment strategies?

The Fund invests principally in equity securities of companies located in the major developed regions of the world outside the United States. Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in a broad portfolio of equity securities of issuers with market capitalization of less than $2 billion at the time of purchase that the Fund’s adviser believes have strong earnings growth potential. “Assets” means net assets, plus the amount of borrowings for investment purposes.

The Fund is not limited in the amount it invests in any one country. The adviser will try to choose a wide range of industries and companies.

The Fund may utilize currency forwards to manage currency exposure of its foreign investments relative to its benchmark. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: The adviser bases security selection on company fundamentals.

The investment process is designed to capture the stock picking skills of the adviser’s regional investment teams. The overall regional allocation process will be controlled centrally while individual security selection will be the responsibility of the regionally based investment teams. Security selection is expected to be the main driver of returns.

Although the process of security selection will vary across different regions, reflecting differences in local market conditions, the overall process retains a number of strong common themes. These may be summarized as an emphasis on ‘bottom-up’ security selection driven by fundamental research and analysis and extensive direct contact with company management. The process is designed to lead to a ‘growth bias’ in security selection.

The Fund will sell securities if the adviser believes the issuer of the securities no longer meets certain growth criteria or if it believes that more attractive opportunities are available. As political and economic events occur, the Fund’s adviser will sell securities of issuers doing business in countries that the adviser believes do not meet the Fund’s investment criteria.

The Fund is non-diversified.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.”

Currency Risk. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Diversified Fund Risk. Since the Fund is nondiversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based index also will be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

FEBRUARY 28, 2013	3

JPMorgan International Small Cap Equity Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Sandeep Bhargava		Managing Director
Howard Williams		Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity securities as described in its Risk/Return Summary. These equity securities may include:

•	common stock

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock

•	privately placed securities

The investment strategies for the Fund may also include the following which may be equity securities:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, which may be in the form of depositary receipts

•	derivatives, including certain futures and currency forwards

Although not main strategies, the Fund may also utilize the following which may be equity securities:

•	high yield securities which are below investment grade (junk bonds) and securities in the lowest investment grade category.

•	sovereign debt

•	corporate debt

•	derivatives, including certain futures, options, swaps and forwards

•	other investment companies

•

exchange-traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

•	affiliated money market funds

•	closed-end investment companies

Typically, companies meeting the adviser’s investment criteria will feature leading or rapidly developing businesses, strong financial positions and high-quality management capable of taking advantage of local, regional or global market changes.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest.

The Fund may use futures contracts, options, swaps, forwards and other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain. The Fund may utilize currency forwards to manage currency exposure of its foreign investments relative to its benchmark. The Fund may also use exchange-traded futures for the efficient management of cash flows.

The Fund may utilize these investment strategies to a greater or lesser degree.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy above.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or

FEBRUARY 28, 2013	5

More About the Fund (continued)

extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Foreign Securities and Emerging Market Risks. To the extent the Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and some times substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Growth Investing Risk. Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this strategy for its emerging markets currency exposure.

In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Exchange-Traded Funds (ETF) and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Additional Risks

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub- prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

FEBRUARY 28, 2013	7

More About the Fund (continued)

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary”, the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

The Fund pays the adviser a management fee of 1.00% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The management team is led by Sandeep Bhargava and Howard Williams. Mr. Bhargava, Managing Director, is a global equity portfolio manager in the Global Portfolios Group based in London. An employee since 1997, he previously was a product manager for India asset management in Asia. Prior to joining the firm, Mr. Bhargava spent two years managing Asian emerging market funds with a focus on technology and pharmaceuticals at Barclays Global Investors in London. Mr. Bhargava began his career lecturing at the University of York, combining this with consulting roles at a number of financial institutions including The World Bank in Washington

D.C., ICICI in India and the United Nations Conference on Trade Development in Switzerland.

Mr. Williams, Managing Director, is head of the Global Portfolios Group based in London. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to that, Mr. Williams spent three years managing global invested offshore pension funds in Bermuda for Shell Trust. Mr. Williams also spent five years at Kleinwort Benson Investment Management as a portfolio manager specializing in UK equities. Mr. Williams began his career at James Capel & Co. Mr. Williams holds a M.A. in geography from Cambridge University.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class B and Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of

FEBRUARY 28, 2013	9

The Fund’s Management and Administration (continued)

the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the

J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A Shares may be purchased by the general public.

Class B Shares may no longer be purchased or acquired by exchange from share classes other than Class B Shares. Any investment received by the Fund that is intended for Class B Shares will not be accepted and your investment will be returned.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Fund by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class B and Select Class Shares. Class A Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other J.P. Morgan Funds; however, Class B Shares are no longer available for new purchases.

Each share class has different sales charges and/or expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class B Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class B Shares

Shareholders with investments in Class B Shares may continue to hold such shares until they convert to Class A Shares. However, no additional investments will be accepted in Class B Shares. Dividends and capital gain distributions may continue to be reinvested in Class B Shares until their conversion dates. In addition, shareholders invested in Class B Shares will be able to exchange those shares for Class B Shares of other J.P. Morgan Funds offering Class B Shares until they convert.

A CDSC will apply on shares of the Fund sold within six years, measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class B Shares have higher annual expenses than Class A Shares as a result of higher ongoing Rule 12b-1 fees.

Class B Shares automatically convert to Class A Shares after eight years, measured from the first day of the month in which the shares were purchased.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

If you are eligible to purchase Select Class Shares, they would generally be the best choice, because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called Annual Fund Operating Expenses.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, select the share class most appropriate for you and decide how much you want to invest.

Class A and Class B Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. Subsequent investments must be at least $25.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select

Class Shares of other J.P. Morgan Funds in order to meet the minimum. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this investment minimum.

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be cancelled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

If you already hold Class B Shares of the Fund, you may purchase Class A Shares in the same Fund through a Systematic Investment Plan without regard to the initial minimum investment requirement, however, subsequent investment requirements will apply.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class B Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the

Distributor or affiliates of the Distributor from its or their own resources.

The tables below shows the sales charges for Class A and Class B Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class B Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND[1]
Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the J.P. Morgan Funds and are not assessed a sales charge at the time of purchase, you

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

will be charged the equivalent of 1.00% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase and 0.50% of the purchase price if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

•

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;
5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, par- ents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Funds’ other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Inter- mediary or financial institution with respect to sales of

Fund shares). This waiver includes the employees’ imme- diate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relation- ship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganizations of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was created through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested in the Funds’ IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you or your spouse or domestic partner can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class B Shares

If you redeem Class B Shares within six years of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	5.00
1–2	4.00
2–3	3.00
3–4	3.00
4–5	2.00
5–6	1.00
More than 6	None

The Distributor paid a commission of 4.00% of the original purchase price to Financial Intermediaries who sold Class B Shares of the Funds.

Conversion Feature

Your Class B Shares automatically convert to Class A Shares after eight years, measured from the first day of the month in which the shares were purchased.

After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares.

You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

Because the share price of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, you may receive fewer Class A Shares; however, the dollar value will be the same.

If you have exchanged Class B Shares of one J.P. Morgan Fund for Class B Shares of another, the time you held the shares in each Fund will be added together.

How the Class B CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class B Shares of the Funds (other than JPMT II Funds) purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B Shares of these Funds purchased on or after February 19, 2005, the CDSC is based on the original cost of the shares.

For Class B Shares of the JPMT II Funds, the CDSC is based on the original cost.

FEBRUARY 28, 2013	19

How to Do Business with the Fund (continued)

You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

If you received your Class B Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class B CDSC

No CDSC is imposed on redemptions of Class B Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such death or disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.	That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class B Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 for Class A and Class B Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class B Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class B Shares to be higher and dividends to be lower than for Class A Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class B Shares of the Fund may be exchanged for Class B Shares of another J.P. Morgan Fund.

For Class A and Class B Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund except Class B Shares which are no longer available for new investment.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” and below.

If you exchange Class B Shares of the Fund for Class B Shares, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class B Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds.

2.	The current holding period for your exchanged Class B Shares, other than exchanged Class B Shares of the Short Term Bond Funds, is carried over to your new shares.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

FEBRUARY 28, 2013	21

How to Do Business with the Fund (continued)

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Can I redeem on a systematic basis?

1.	Yes, for Class A and Class B Shares only.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class B Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class B CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	23

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute its net realized capital gain, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss) if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of a Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of the Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if the Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

The Fund’s investments in certain debt obligations, derivative instruments and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Funds may process corrections up to 15 months after the date printed on

FEBRUARY 28, 2013	25

Shareholder Information (continued)

the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month.

Not later than 60 days after the end of each fiscal quarter, the Fund will make available upon request a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ web-site at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 represents of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

26	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange-Traded Funds (ETFs)[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs, structured as investment companies are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 28, 2013	27

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•    The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long-term

•   Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities

•    Most bonds will rise in value when interest rates fall

•   Emerging markets can offer higher returns

•   Under normal circumstances the Fund plans to remain fully invested, in accordance with its investment policies and may invest uninvested cash in affiliated money market funds; in addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    The Fund seeks to limit risk and enhance performance through active management and country allocation

•    During severe market downturns, the Fund has the option of investing up to 100% of total assets in investment-grade short- term securities

•    The Fund may use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

Management choices
• The Fund could underperform its benchmark due to its securities choices and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

28	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   The Fund may manage the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risk

Derivatives*

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s income or gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    Derivatives used for non-hedging purposes can cause loss that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund may use derivatives, such as futures, options, and forward foreign currency contracts, for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio

•    The Fund may also use derivatives to increase its income or gain

•   The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	29

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Funds’ returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

30	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Financial Highlights

This section would ordinarily include Financial Highlights. The Financial Highlights table is intended to help you understand the Fund’s performance for the Fund’s periods of operations. Because the JPMorgan International Small Cap Equity Fund has not yet commenced operations as of the date of this prospectus, no financial highlights are shown.

FEBRUARY 28, 2013	31

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-INTSCEABS-213

Prospectus

J.P. Morgan International Equity Funds

Institutional Class Shares

February 28, 2013

JPMorgan International Small Cap Equity Fund*

*	The Fund does not have an exchange ticker symbol because it is not currently offered to the general public.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan International Small Cap Equity Fund

What is the goal of the Fund?

The Fund will seek long-term capital growth from capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses[1]	1.45
Shareholder Service Fees	0.10
Remainder of Other Expenses	1.35

Total Annual Fund Operating Expenses	2.45
Fee Waivers and Expense Reimbursements[2]	(1.10)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[2]	1.35

1	“Other Expenses” are based on estimated amounts for the current fiscal year.

2	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.35% of its average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
INSTITUTIONAL CLASS SHARES ($)	137	658

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance.

FEBRUARY 28, 2013	1

JPMorgan International Small Cap Equity Fund (continued)

What are the Fund’s main investment strategies?

The Fund invests principally in equity securities of companies located in the major developed regions of the world outside the United States. Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in a broad portfolio of equity securities of issuers with market capitalization of less than $2 billion at the time of purchase that the Fund’s adviser believes have strong earnings growth potential. “Assets” means net assets, plus the amount of borrowings for investment purposes.

The Fund is not limited in the amount it invests in any one country. The adviser will try to choose a wide range of industries and companies.

The Fund may utilize currency forwards to manage currency exposure of its foreign investments relative to its benchmark. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: The adviser bases security selection on company fundamentals.

The investment process is designed to capture the stock picking skills of the adviser’s regional investment teams. The overall regional allocation process will be controlled centrally while individual security selection will be the responsibility of the regionally based investment teams. Security selection is expected to be the main driver of returns.

Although the process of security selection will vary across different regions, reflecting differences in local market conditions, the overall process retains a number of strong common themes. These may be summarized as an emphasis on ‘bottom-up’ security selection driven by fundamental research and analysis and extensive direct contact with company management. The process is designed to lead to a ‘growth bias’ in security selection.

The Fund will sell securities if the adviser believes the issuer of the securities no longer meets certain growth criteria or if it believes that more attractive opportunities are available. As political and economic events occur, the Fund’s adviser will sell securities of issuers doing business in countries that the adviser believes do not meet the Fund’s investment criteria.

The Fund is non-diversified.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

riskier and more volatile. These risks are magnified in “emerging markets.”

Currency Risk. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Non-Diversified Fund Risk. Since the Fund is nondiversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

The Fund has not commenced operations as of the date of this prospectus and therefore, has no reportable performance history. Once the Fund has operated for at least one calendar year,

a bar chart and performance table will be included in the prospectus to show the performance of the Fund. An appropriate broad-based index also will be included in the performance table. Although past performance of a Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Sandeep Bhargava		Managing Director
Howard Williams		Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FEBRUARY 28, 2013	3

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity securities as described in its Risk/Return Summary. These equity securities may include:

•	common stock

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock

•	privately placed securities

The investment strategies for the Fund may also include the following which may be equity securities:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, which may be in the form of depositary receipts

•	derivatives, including certain futures and currency forwards

Although not main strategies, the Fund may also utilize the following which may be equity securities:

•	high yield securities which are below investment grade (junk bonds) and securities in the lowest investment grade category.

•	sovereign debt

•	corporate debt

•	derivatives, including certain futures, options, swaps and forwards

•	other investment companies

•

exchange-traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

•	affiliated money market funds

•	closed-end investment companies

Typically, companies meeting the adviser’s investment criteria will feature leading or rapidly developing businesses, strong financial positions and high-quality management capable of taking advantage of local, regional or global market changes.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest.

The Fund may use futures contracts, options, swaps, forwards and other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain. The Fund may utilize currency forwards to manage currency exposure of its foreign investments relative to its benchmark. The Fund may also use exchange-traded futures for the efficient management of cash flows.

The Fund may utilize these investment strategies to a greater or lesser degree.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy above.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Foreign Securities and Emerging Market Risks. To the extent the Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in “emerging markets. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and some times substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Growth Investing Risk. Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be

FEBRUARY 28, 2013	5

More About the Fund (continued)

better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased concentration in fewer issuers may result in the Fund’s shares being more sensitive to economic results of those issuing the securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this strategy for its emerging markets currency exposure.

In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Exchange-Traded Funds (ETF) and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Additional Risks

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub- prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary” and the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

FEBRUARY 28, 2013	7

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

The Fund pays the adviser a management fee of 1.00% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund will be available in the shareholder report for the period after the first reapproval of the investment advisory agreement.

The Portfolio Managers

The management team is led by Sandeep Bhargava and Howard Williams. Mr. Bhargava, Managing Director, is a global equity portfolio manager in the Global Portfolios Group based in London. An employee since 1997, he previously was a product manager for India asset management in Asia. Prior to joining the firm, Mr. Bhargava spent two years managing Asian emerging market funds with a focus on technology and pharmaceuticals at Barclays Global Investors in London. Mr. Bhargava began his career lecturing at the University of York, combining this with consulting roles at a number of financial institutions including The World Bank in Washington D.C., ICICI in India and the United Nations Conference on Trade Development in Switzerland. Mr. Williams, Managing Director, is head of the Global Portfolios Group based in London. An employee since 1994, Mr. Williams was previously employed at Shell Pensions in London as senior portfolio manager and head of UK equities. Prior to that, Mr. Williams spent three years managing global invested offshore pension funds in Bermuda for Shell Trust. Mr. Williams also spent five years at Kleinwort Benson Investment Management as a portfolio manager specializing in UK equities. Mr. Williams began his career at James Capel & Co. Mr. Williams holds a M.A. in geography from Cambridge University.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.10% of the average daily net assets of the Institutional Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.10% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

FEBRUARY 28, 2013	9

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Institutional Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Institutional Class Shares — See “How do I open an account?”

•

Institutional Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Boards have adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Institutional Class Shares are subject to a $3,000,000 minimum investment requirement. An investor can combine purchases of Institutional Class Shares of other J.P. Morgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares —When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-INSTITUTIONAL)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-INSTITUTIONAL)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

EXCHANGING FUND SHARES

What are my exchange privileges?

Institutional Class Shares of a Fund may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or the Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Funds reserve the right to redeem all of the remaining shares in your account and close your account if your account value falls below the minimum balance. Before this action is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	15

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute its net realized capital gain, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss) if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of a Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of the Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if the Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

The Fund’s investments in certain debt obligations, derivative instruments and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS
For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably

FEBRUARY 28, 2013	17

Shareholder Information (continued)

believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month.

Not later than 60 days after the end of each fiscal quarter, the Fund will make available upon request a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ web-site at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 represents of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange-Traded Funds (ETFs)[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 28, 2013	19

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•    The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long-term

•   Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities

•    Most bonds will rise in value when interest rates fall

•   Emerging markets can offer higher returns

•   Under normal circumstances the Fund plans to remain fully invested, in accordance with its investment policies and may invest uninvested cash in affiliated money market funds; in addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    The Fund seeks to limit risk and enhance performance through active management and country allocation

•    During severe market downturns, the Fund has the option of investing up to 100% of total assets in investment-grade short-term securities

•    The Fund may use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

Management choices
• The Fund could underperform its benchmark due to its securities choices and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   The Fund may manage the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risk

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s income or gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    Derivatives used for non-hedging purposes can cause loss that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund may use derivatives, such as futures, options, and forward foreign currency contracts, for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio

•    The Fund may also use derivatives to increase its income or gain

•   The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	21

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Funds’ returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Financial Highlights

This section would ordinarily include Financial Highlights. The Financial Highlights table is intended to help you understand the Fund’s performance for the Fund’s periods of operations. Because the JPMorgan International Small Cap Equity Fund has not yet commenced operations as of the date of this prospectus, no financial highlights are shown.

FEBRUARY 28, 2013	23

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013 All rights reserved. February 2013. PR-INTSCEI-213

Prospectus

J.P. Morgan International Equity Funds

Class A, Class C & Select Class Shares

February 28, 2013

JPMorgan Global Opportunities Fund

Class/Ticker: A/JGFAX; C/JGFCX; Select/JGFSX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Global Opportunities Fund

Class/Ticker: A/JGFAX; C/JGFCX; Select/JGFSX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 16 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	7.06	7.08	7.07
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	6.81	6.83	6.82

Total Annual Fund Operating Expenses	7.91	8.43	7.67
Fee Waivers and Expense Reimbursements[1]	(6.66)	(6.68)	(6.67)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.25	1.75	1.00

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00% of the average daily net assets of Class A, Class C and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	2,156	3,580	6,791
CLASS C SHARES ($)	278	1,859	3,428	6,901
SELECT CLASS SHARES ($)	102	1,655	3,126	6,474

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	646	2,156	3,580	6,791
CLASS C SHARES ($)	178	1,859	3,428	6,901
SELECT CLASS SHARES ($)	102	1,655	3,126	6,474

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund invests primarily in equity securities of issuers located anywhere in the world, including emerging markets across sectors and regions.

Under normal circumstances, the Fund intends to invest, consistent with its investment strategy, at least 40% of its total

FEBRUARY 28, 2013	1

JPMorgan Global Opportunities Fund (continued)

assets in countries other than the United States. The Fund’s assets may be invested in issuers located in developed countries and, to a lesser extent, emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, the United States and most of the countries of Western Europe; emerging markets include most other countries in the world. In managing the Fund, the adviser will seek to diversify the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country. The Fund is not required to allocate its investments in any set percentages in any particular countries.

The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Fund will invest substantially in securities denominated in foreign currencies and may utilize currency forwards to reduce currency deviations relative to its benchmark, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures to manage cash flows.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser selects securities for the Fund’s portfolio, using a bottom-up approach that includes a combination of proprietary investment research and individual stock selection. Stock ideas are generated by an extensive network of global research analysts, organized by industry responsibility. Securities in each industry are ranked with the help of fundamental valuations, then selected for investment. The adviser may adjust currency exposure to manage risks. Through its extensive global equity research and analytical systems, the adviser seeks to generate an information advantage. Using fundamental analysis, the adviser develops proprietary research, primarily on companies but also on countries and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone.

Fundamental stock research is used to produce a ranking of companies in each industry group according to their relative value. The Fund’s adviser then buys and sells securities, using the research and valuation rankings as well as its assessment of other factors, including:

•	catalysts that could trigger a change in a security’s price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The Fund will sell securities if the adviser believes the security has reached its target price, if the catalyst that was expected to increase valuation does not occur, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.”

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Smaller Cap Company Risk. Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the Morgan Stanley Capital International (MSCI) World Index (net of foreign withholding taxes) and the Lipper Global Multi-Cap Core Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Effective November 1, 2011, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111. The performance figures in the bar chart do not reflect any deduction for the front-end sales charge which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.

Best Quarter	2nd quarter, 2009	29.87%
Worst Quarter	4th quarter, 2008	–23.73%

FEBRUARY 28, 2013	3

JPMorgan Global Opportunities Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund Since 3/30/07[1]
CLASS A SHARES
Return Before Taxes	11.46%	(1.19)%	(0.62)%
Return After Taxes on Distributions	11.21	(1.35)	(0.91)
Return After Taxes on Distributions and Sale of Fund Shares	8.03	(0.97)	(0.58)
CLASS C SHARES
Return Before Taxes	16.08	(0.63)	(0.19)
SELECT CLASS SHARES
Return Before Taxes	17.93	0.12	0.56
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	15.83	(1.18)	0.04
LIPPER GLOBAL MULTI-CAP CORE INDEX
(Reflects No Deduction for Taxes)	16.19	0.87	1.74

1	Subsequent to the inception of the Fund on 3/30/07 through 4/30/10, the Fund did not experience any shareholder purchase and sales activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

After-tax returns are shown only for the Class A Shares, and the after-tax return for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Managers	Managed the Fund since	Primary Title with Investment Adviser
Jeroen Huysinga	2007	Managing Director
Georgina Perceval Maxwell	2011	Managing Director
Gerd Woort-Menker	2011	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity securities as described in its Risk/Return Summary. These equity securities of U.S. or foreign issuers may include:

•	common stock

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock

The main investment strategies for the Fund may also include the following, which may be equity securities:

•	other types of foreign securities, which may be in the form of depositary receipts

•	securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which the Fund may invest

•	derivatives, including certain futures and forwards

The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

Although not main strategies, the Funds may also utilize the following, which may be equity securities:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	derivatives, including certain futures, options, swaps and forwards

•	other investment companies

•

exchange-traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

•	affiliated money market funds

•	closed-end investment companies

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest.

The Fund may use futures contracts, options, swaps, forwards and other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain. The Fund may use exchange-traded futures to manage cash flows.

The Fund may utilize these investment strategies to a greater or lesser degree.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly

FEBRUARY 28, 2013	5

More About the Fund (continued)

exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Foreign Securities and Emerging Market Risks. To the extent the Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded

“delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and some times substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Smaller Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another.

In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Additional Risks

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Credit Risk. The Fund’s investments are subject to the risk that an issuer or the counterparty will fail to make payments when due or default completely on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates

FEBRUARY 28, 2013	7

More About the Fund (continued)

increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of investments generally increases. Your investment will decline in value if the value of the investment decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/Return Summary”, the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal year ended 10/31/12, JPMIM was paid management fees (net of waivers) of 0.00% as a percentage of daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal year ended October 31.

The Portfolio Managers

The portfolio management team is led by Jeroen Huysinga, Georgina Perceval Maxwell and Gerd Woort-Menker. Mr. Huysinga is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997. Ms. Maxwell is also a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997. Mr. Woort-Menker is also a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of its predecessors) since 1987.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class C and Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select

FEBRUARY 28, 2013	9

The Fund’s Management and Administration (continued)

sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the

J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Fund by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day,

Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements.

Each share class has different sales charges and/or expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice, because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares than the other share classes (except for the Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called Annual Fund Operating Expenses.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents the good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. Subsequent investments must be at least $25.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum.

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the

Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of.

Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be cancelled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase only additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The tables below shows the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial

Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND[1]
Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares of the J.P. Morgan Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1.00% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase and 0.50% of the purchase price if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

•

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly from the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (including, for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganizations of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.

Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

that was created through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested in the Funds’ IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you or your spouse or domestic partner can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such death or disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

FEBRUARY 28, 2013	19

How to Do Business with the Fund (continued)

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which the Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 for Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Class C Shares of any Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same Fund provided you

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

Select Class Shares of the Fund may be exchanged for Select Class Shares of another J.P. Morgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

For the Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” and below.

If you exchange Class C Shares of the Fund for Class C Shares, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.
3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

FEBRUARY 28, 2013	21

How to Do Business with the Fund (continued)

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, for Class A and Class C Shares only.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

3.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund.

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing suffi-

cient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	23

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute net realized capital gain, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held the shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant, on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if the Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholders to either (i) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

The Fund’s investment in certain debt obligations, REIT securities, derivative instruments and so called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to do so. The Fund’s investment in REIT securities may also result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The Fund is not intended for foreign shareholders. Any foreign shareholder would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting, will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Fund may process corrections up to 15 months after the date printed on

FEBRUARY 28, 2013	25

Shareholder Information (continued)

the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 10 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

26	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Most bonds will rise in value when interest rates fall

•   Emerging markets can offer higher returns

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality short-term instruments

•    The Fund may use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

Management choices
• The Fund could underperform its benchmark due to its securities choices and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

FEBRUARY 28, 2013	27

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risk

Exchange-Traded Funds (ETFs)[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether actively or passively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depository receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

28	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s income or gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    The Fund may use derivatives in an effort to produce increased income or gains

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	29

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests

•    The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•    REITs may be more volatile and/or more illiquid than other types of equity securities

•    If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset class in order to further diversify its assets

•   The Fund may receive current income from its REIT investments

•    If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

•    The Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

30	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

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FEBRUARY 28, 2013	31

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
Global Opportunities Fund
Class A
Year Ended October 31, 2012	$12.57	$0.19	(c)	$0.88	$1.07	$(0.16)	$—	$(0.16)	$—
Year Ended October 31, 2011	14.05	0.11	(c)	(1.34)	(1.23)	(0.25)	—	(0.25)	—	(d)
Year Ended October 31, 2010	11.59	0.06		2.51	2.57	(0.11)	—	(0.11)	—
Year Ended October 31, 2009	8.22	0.08		3.42	3.50	(0.13)	—	(0.13)	—
Year Ended October 31, 2008	16.56	0.12		(8.07)	(7.95)	(0.02)	(0.37)	(0.39)	—

Class C
Year Ended October 31, 2012	12.51	0.12	(c)	0.88	1.00	(0.12)	—	(0.12)	—
Year Ended October 31, 2011	13.98	0.03	(c)	(1.33)	(1.30)	(0.17)	—	(0.17)	—	(d)
Year Ended October 31, 2010	11.55	0.01		2.48	2.49	(0.06)	—	(0.06)	—
Year Ended October 31, 2009	8.17	0.04		3.41	3.45	(0.07)	—	(0.07)	—
Year Ended October 31, 2008	16.51	0.06		(8.03)	(7.97)	—	(0.37)	(0.37)	—

Select Class
Year Ended October 31, 2012	12.62	0.22	(c)	0.87	1.09	(0.21)	—	(0.21)	—
Year Ended October 31, 2011	14.07	0.12	(c)	(1.32)	(1.20)	(0.25)	—	(0.25)	—	(d)
Year Ended October 31, 2010	11.60	0.11		2.49	2.60	(0.13)	—	(0.13)	—
Year Ended October 31, 2009	8.24	0.10		3.41	3.51	(0.15)	—	(0.15)	—
Year Ended October 31, 2008	16.58	0.16		(8.08)	(7.92)	(0.05)	(0.37)	(0.42)	—
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Amount rounds to less than $0.01.
(e)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

32	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits		Portfolio turnover rate*

$13.48	8.70%	$1,300	1.25%	1.45%	7.91%		100%
12.57	(8.98)	1,480	1.45	0.79	5.29	(e)	120
14.05	22.26	293	1.45	0.57	9.89		97
11.59	43.34	161	1.45	0.87	10.11		119
8.22	(49.02)	112	1.45	0.97	6.94		264

13.39	8.11	415	1.75	0.95	8.43		100
12.51	(9.46)	432	1.95	0.19	6.17	(e)	120
13.98	21.59	214	1.95	0.09	10.10		97
11.55	42.63	159	1.95	0.37	10.61		119
8.17	(49.26)	112	1.95	0.47	7.44		264

13.50	8.88	2,696	1.00	1.69	7.67		100
12.62	(8.73)	2,535	1.20	0.86	5.68	(e)	120
14.07	22.57	2,536	1.20	0.84	9.36		97
11.60	43.67	2,030	1.20	1.12	9.86		119
8.24	(48.86)	1,412	1.20	1.22	6.69		264

FEBRUARY 28, 2013	33

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-GOACS-213

Prospectus

J.P. Morgan International Equity Funds

Class R2, Class R5 & Class R6 Shares

February 28, 2013

JPMorgan Global Opportunities Fund

Class/Ticker: R2/JGFZX; R5/JGFRX; R6/JGFMX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Global Opportunities Fund

Class/Ticker: R2/JGFZX; R5/JGFRX; R6/JGFMX

What is the goal of the Fund?

The Fund seeks to provide long-term capital growth.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	7.07	6.87	6.82
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	6.82	6.82	6.82

Total Annual Fund Operating Expenses	8.17	7.47	7.42
Fee Waivers and Expense Reimbursements[1]	(6.67)	(6.67)	(6.67)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.50	0.80	0.75

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50%, 0.80% and 0.75% of the average daily net assets of Class R2, Class R5 and Class R6 Shares, respectively. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	153	1,791	3,326	6,760
CLASS R5 SHARES ($)	82	1,600	3,045	6,355
CLASS R6 SHARES ($)	77	1,586	3,024	6,325

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 100% of the average value of its portfolio.

FEBRUARY 28, 2013	1

JPMorgan Global Opportunities Fund (continued)

What are the Fund’s main investment strategies?

The Fund invests primarily in equity securities of issuers located anywhere in the world, including emerging markets across sectors and regions.

Under normal circumstances, the Fund intends to invest, consistent with its investment strategy, at least 40% of its total assets in countries other than the United States. The Fund’s assets may be invested in issuers located in developed countries and, to a lesser extent, emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, the United States and most of the countries of Western Europe; emerging markets include most other countries in the world. In managing the Fund, the adviser will seek to diversify the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country. The Fund is not required to allocate its investments in any set percentages in any particular countries.

The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of one particular market capitalization category.

The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, convertible securities, trust or partnership interests, depositary receipts and warrants and rights.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. The Fund will invest substantially in securities denominated in foreign currencies and may utilize currency forwards to reduce currency deviations relative to its benchmark, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures to manage cash flows.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser selects securities for the Fund’s portfolio, using a bottom-up approach that includes a combination of proprietary investment research and individual stock selection. Stock ideas are generated by an extensive network of global research analysts, organized by industry responsibility. Securities in each industry are ranked with the help of fundamental valuations, then selected for investment. The adviser may adjust currency exposure to manage risks. Through its extensive global equity research and analytical systems, the adviser seeks to generate an information advantage. Using fundamental analysis, the adviser develops proprietary research, primarily on companies but also on countries and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone.

Fundamental stock research is used to produce a ranking of companies in each industry group according to their relative value. The Fund’s adviser then buys and sells securities, using the research and valuation rankings as well as its assessment of other factors, including:

•	catalysts that could trigger a change in a security’s price;
•	potential reward compared to potential risk; and
•	temporary mispricings caused by market overreactions.

The Fund will sell securities if the adviser believes the security has reached its target price, if the catalyst that was expected to increase valuation does not occur, if certain political and economic events occur, or if it believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers and foreign securities (including depositary receipt) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations,

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.”

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Smaller Cap Company Risk. Investments in small cap companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the Morgan Stanley Capital International (MSCI) World Index (net of foreign withholding taxes) and the Lipper Global Multi-Cap Core Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. The performance of the Class R2 Shares is based on the performance of Class A Shares prior to their inception. The actual returns of Class R2 Shares would be lower than those shown because Class R2 Shares have higher expenses than Class A Shares. The performance of the Class R6 Shares is based on the performance of the Class R5 Shares prior to their inception. The actual returns of Class R6 Shares would be different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Effective November 1, 2011, some of the Fund’s investment strategies changed. The Fund’s past performance would have been different if the Fund were managed using the current strategies. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

FEBRUARY 28, 2013	3

JPMorgan Global Opportunities Fund (continued)

Best Quarter	2nd quarter, 2009	30.04%
Worst Quarter	4th quarter, 2008	–23.68%

AVERAGE ANNUAL TOTAL RETURN (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund Since 3/30/07[1]
CLASS R5 SHARES
Return Before Taxes	18.16%	0.33%	0.76%
Return After Taxes on Distributions	17.82	0.10	0.38
Return After Taxes on Distributions and Sale of Fund Shares	12.52	0.31	0.57
CLASS R2 SHARES
Return Before Taxes	17.40	(0.18)	0.26
CLASS R6 SHARES
Return Before Taxes	18.24	0.32	0.76
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	15.83	(1.18)	0.04
LIPPER GLOBAL MULTI-CAP CORE INDEX
(Reflects No Deduction for Taxes)	16.19	0.87	1.74

1	Subsequent to the inception of the Fund on 3/30/07 through 4/30/10, the Fund did not experience any shareholder purchase and sales activity. If such shareholder activity had occurred, the Fund’s performance may have been impacted.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Managers	Managed the Fund since	Primary Title with Investment Adviser
Jeroen Huysinga	2007	Managing Director
Georgina Perceval Maxwell	2011	Managing Director
Gerd Woort-Menker	2011	Managing Director

Purchase and Sale of Fund Shares

There is no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

For Class R6 Shares
To establish an account
For Direct Investors	$15,000,000
For Discretionary Accounts	$5,000,000
To add to an account	No minimum levels

There is no minimum investment for other eligible Class R6 investors.

If you are investing through a retirement plan, please follow instructions provided by your plan to invest.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111.

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity securities as described in its Risk/Return Summary. These equity securities of U.S. or foreign issuers may include:

•	common stock

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock

The main investment strategies for the Fund may also include the following, which may be equity securities:

•	other types of foreign securities, which may be in the form of depositary receipts

•	securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which the Fund may invest

•	derivatives, including certain futures and forwards

The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

Although not main strategies, the Funds may also utilize the following, which may be equity securities:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	derivatives, including certain futures, options, swaps and forwards.

•	other investment companies

•

exchange-traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

•	affiliated money market funds

•	closed-end investment companies

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, forwards and other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain. The Fund may use exchange-traded futures to manage cash flows.

The Fund may utilize these investment strategies to a greater or lesser degree.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The

FEBRUARY 28, 2013	5

More About the Fund (continued)

use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Foreign Securities and Emerging Market Risks. To the extent the Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the

Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and some times substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Smaller Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another.

In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Additional Risks

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Credit Risk. The Fund’s investments are subject to the risk that an issuer or the counterparty will fail to make payments when due or default completely on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities.

Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

FEBRUARY 28, 2013	7

More About the Fund (continued)

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of investments generally increases. Your investment will decline in value if the value of the investment decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Government Securities Risk. The Fund may invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Therefore, U.S. government related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/Return Summary”, the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Historical performance shown for Class R2 Shares prior to their inception on 11/1/11 is based on that of the Class A Shares of the Fund, which invest in the same portfolio of securities. Class A Shares are not offered in this prospectus. The actual returns of Class R2 Shares would have been lower than the returns shown because Class R2 Shares have higher expenses than Class A Shares. Historical performance shown for Class R6 Shares prior to their inception on 11/1/11 is based on that of the Class R5 Shares of the Fund, which invests in the same portfolio of securities. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares and Class R5 Shares have different expenses.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal year ended 10/31/12, JPMIM was paid management fees (net of waivers) of 0.00% as a percentage of daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal year ended October 31.

The Portfolio Managers

The portfolio management team is led by Jeroen Huysinga, Georgina Perceval Maxwell and Gerd Woort-Menker. Mr. Huysinga is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997. Ms. Maxwell is also a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997. Mr. Woort-Menker is also a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of its predecessors) since 1987.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the R2 Shares and an annual fee of 0.05% of the average daily net assets of the Class R5 Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services. Class R6 Shares do not have shareholder service fees.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide

FEBRUARY 28, 2013	9

The Fund’s Management and Administration (continued)

shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to

J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy Fund Shares?

You may purchase Fund Shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class R2 Shares of the Fund may be purchased by retirement plans. Class R5 Shares of the Fund may be purchased by retirement plans, Section 529 college savings plans, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees.

Class R6 Shares of the Fund may be purchased by retirement plans, certain discretionary accounts at JPMIM or JPMorgan Chase Bank, N.A. or their affiliates (the Investment Manager), certain direct investors, Section 529 college savings plans, the JPMorgan Diversified Fund, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan Smart- Retirement Blend Funds, JPMorgan Access Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees (Authorized Funds).

Retirement Plans. The only retirement plans that are eligible to purchase Class R2, Class R5 and Class R6 Shares are group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans (collectively, Eligible Plans). To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund. Class R2, Class R5 and Class R6 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans and, with respect to Class R2 Shares, Section 529 college savings plans.

Discretionary Accounts. Class R6 Shares may also be purchased by accounts by an investor:

(i)	whose investments in the Fund are made and directed on their behalf by investment representatives at the Investment
Manager pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account), and

(ii)	whose Discretionary Account’s initial investment in the Fund is at least $5,000,000.

Direct Investors. Class R6 Shares also may be purchased by investors who are individuals, institutions, trusts, and foundations whose initial investment is at least $15,000,000 (Direct Investors). Direct Investors do not include custody and other omnibus accounts held by a Financial Intermediary for the benefit of multiple underlying, unrelated investors.

College Savings Plans. To be eligible to invest in Class R5 and R6 Shares, Section 529 college savings plans must hold their shares through plan level or omnibus accounts held on the books of the Fund.

Class R2, Class R5 and Class R6 Share accounts may be opened either directly with the Fund’s transfer agent or through Financial Intermediaries. If you have questions about eligibility, please call 1-800-480-4111.

•	Class R5 and Class R6 Shares are not subject to a sales charge or Rule 12b-1 fees.

•	Class R6 Shares have lower annual expense ratios than Select Class Shares, Class R2 Shares and Class R5 Shares, as the Class R6 Shares have no ongoing shareholder service fees.

•

The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive different amounts of compensation for sales of different classes of shares.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when the Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you. The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call
1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes.

Decide how much you want to invest.

Class R6 Shares of the Fund are subject to a $5,000,000 minimum investment requirement for all Discretionary Account investors and a $15,000,000 minimum investment requirement for all Direct Investors. There is no minimum investment requirement for Eligible Plans, 529 college savings plans and Authorized Funds. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose higher investment minimums. There are no minimum levels for subsequent purchases. The Fund reserves the right to waive any initial investment minimum for Direct Investors. For further information on investment minimum waivers, call 1 800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R2/R5/R6)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R2/R5/R6)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

RULE 12b-1 FEES FOR CLASS R2 SHARES

The Fund has adopted a Distribution Plan under Rule 12b-1 with respect to Class R2 Shares that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the average daily net assets of the Fund attributable to Class R2 Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for the Class R2 Shares. Beginning on or after November 30, 2010, the J.P. Morgan Funds will no longer enter into new Sub TA Agreements that require fee payments with respect to Class R6 Shares. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Neither Class R2 Shares nor Class R5 Shares may be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

Class R6 Shares of the Fund may be exchanged for Class R6 Shares of other J.P. Morgan Funds or any other class of the same Fund, subject to any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

When are exchanges processed?

Exchange requests for Class R6 Shares are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Fund reserves the right to redeem all of the remaining shares in your account and close your account if your account value falls below the required minimum balance. Before this action is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	17

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute net realized capital gain, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions by the Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of the Fund as an investment and the tax treatment of distributions.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

With respect to taxable shareholders, distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held the shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant, on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if the Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholders to either (i) credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

credit or (ii) take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

The Fund’s investment in certain debt obligations, REIT securities, derivative instruments and so called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to do so. The Fund’s investment in REIT securities may also result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The Fund is not intended for foreign shareholders. Any foreign shareholder would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting, will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account

FEBRUARY 28, 2013	19

Shareholder Information (continued)

statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended

June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 10 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ web-site at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Most bonds will rise in value when interest rates fall

•   Emerging markets can offer higher returns

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality short-term instruments

•    The Fund may use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

Management choices
• The Fund could underperform its benchmark due to its securities choices and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

FEBRUARY 28, 2013	21

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risk

Exchange-Traded Funds (ETFs)[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether actively or passively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depository receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s income or gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    The Fund may use derivatives in an effort to produce increased income or gains

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	23

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests

•    The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•    REITs may be more volatile and/or more illiquid than other types of equity securities

•    If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset class in order to further diversify its assets

•   The Fund may receive current income from its REIT investments

•    If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

•    The Fund’s investments in REITs will generally be limited to less than 10% of the Fund’s assets

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

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FEBRUARY 28, 2013	25

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The Fund’s Class R2 and Class R6 Shares commenced operations on November 1, 2011. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the total Annual operating expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
Global Opportunities Fund
Class R2
November 1, 2011 (h) through October 31, 2012	$12.15	$0.15	(e)	$1.30	$1.45	$(0.23)	$—	$(0.23)	$—

Class R5
Year Ended October 31, 2012	12.63	0.24	(e)	0.88	1.12	(0.24)	—	(0.24)	—
Year Ended October 31, 2011	14.08	0.14	(e)	(1.32)	(1.18)	(0.27)	—	(0.27)	—	(f)
Year Ended October 31, 2010	11.61	0.13		2.49	2.62	(0.15)	—	(0.15)	—
Year Ended October 31, 2009	8.25	0.12		3.42	3.54	(0.18)	—	(0.18)	—
Year Ended October 31, 2008	16.60	0.18		(8.08)	(7.90)	(0.08)	(0.37)	(0.45)	—

Class R6
November 1, 2011 (h) through October 31, 2012	12.20	0.25	(e)	1.30	1.55	(0.24)	—	(0.24)	—
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.
(g)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.
(h)	Commencement of offering of class of shares.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

26	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits		Portfolio turnover rate* (b)

$13.37	12.16%	$56	1.50%	1.20%	8.17%		100%

13.51	9.15	100	0.80	1.89	7.47		100
12.63	(8.56)	92	1.00	1.01	5.68	(g)	120
14.08	22.75	100	1.00	1.04	9.15		97
11.61	44.06	82	1.00	1.32	9.65		119
8.25	(48.79)	57	1.00	1.42	6.48		264

13.51	13.01	56	0.75	1.95	7.42		100

FEBRUARY 28, 2013	27

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-GOR2R5R6-213

Prospectus

J.P. Morgan SMA Funds

February 28, 2013

JPMorgan International Value SMA Fund	Ticker: JTIVX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan International Value SMA Fund

Ticker: JTIVX

What is the goal of the Fund?

The Fund seeks to provide high total return from a portfolio of foreign company equity securities.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You should be aware that, as shown under “Management Fees” in the table below, the Fund pays no fees under its advisory agreement to the Fund’s adviser. However, Fund shareholders are all participants in separately managed account programs and pay fees to program sponsors for costs and expenses of the programs, including fees for investment advice.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	NONE
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.21
Shareholder Service Fees	NONE
Remainder of Other Expenses	0.21

Total Annual Fund Operating Expenses	0.21
Fee Waivers and Expense Reimbursements[1]	(0.21)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	0.00

1	The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of the Fund (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.00% of its average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
FUND SHARES ($)	—	46	97	247

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 81% of the average value of its portfolio.

FEBRUARY 28, 2013	1

JPMorgan International Value SMA Fund (continued)

What are the Fund’s main investment strategies?

The Fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Value Index (net of foreign withholding taxes), which is the Fund’s benchmark. The Fund typically does not invest in U.S. companies.

Equity securities in which the Fund invests are common stocks, preferred stocks, convertible securities, depositary receipts, rights and warrants to buy common stocks and privately placed securities.

The Fund’s sector weightings generally approximate those of the MSCI EAFE Value Index, although the Fund does not seek to mirror the index in its choice of individual securities. In choosing stocks, the Fund emphasizes those that are ranked as undervalued according to the proprietary research of the adviser while underweighting or avoiding those that appear overvalued.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

Investment Process: In managing the Fund, the adviser employs a process that combines fundamental research for identifying portfolio securities and currency management decisions.

Various models are used to quantify the adviser’s fundamental stock research, producing a ranking of companies in each industry group according to their relative value. The Fund’s management team then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including:

•	value characteristics such as low price-to-book and price-to-earnings ratios;

•	catalysts that could trigger a change in a stock’s price;

•	potential reward compared to potential risk; and

•	temporary mispricings caused by market overreactions.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund may invest a substantial part of its assets in just one region or country.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.”

Value Investing Risk. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur.

2	J.P. MORGAN SMA FUNDS

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this hedging strategy for its emerging markets currency exposure.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Shares has varied from year to year over the past five calendar years. The table shows the average annual total returns over the past one year, five years and life of the Fund. The table compares that performance to the Morgan Stanley Capital International (MSCI), Europe, Australasia and Far East (EAFE) Value Index (net of foreign withholding taxes), and the Lipper International Multi-Cap Value Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the average. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	23.36%
Worst Quarter	3rd quarter, 2008	–23.83%

FEBRUARY 28, 2013	3

JPMorgan International Value SMA Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For the period ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 8/17/07)
INTERNATIONAL VALUE SMA FUND
Return Before Taxes	17,86%	(2.80)%	(1.92)%
Return After Taxes on Distributions	17.43	(3.01)	(2.13)
Return After Taxes on Distributions and Sale of Fund Shares	12.68	(2.23)	(1.50)
MSCI EAFE VALUE INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	17.69	(4.34)	(2.76)
LIPPER INTERNATIONAL MULTI-CAP VALUE FUNDS INDEX
(Reflects No Deduction for Taxes)	18.03	(3.00)	(1.43)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Gerd Woort-Menker	2007	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to the Fund’s Shares.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

4	J.P. MORGAN SMA FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity securities as described in its Risk/Return Summary. These equity securities may include:

•	common stock

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock

•	privately placed securities

The main investment strategies for the Fund may also include:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, which may be in the form of depositary receipts

•	securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which the Fund may invest

•	derivatives, including currency forwards and certain futures

Although not main strategies, the Fund may also utilize:

•	high yield securities which are below investment grade (junk bonds) and securities in the lowest investment grade category

•	sovereign debt

•	corporate debt

•	securities lending

•	derivatives, including certain futures, forwards, options and swaps

•	other investment companies

•

exchange-traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

•	affiliated money market funds

•	closed-end investment companies

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, participation notes, forwards and other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain. The Fund may use exchange-traded futures to manage cash flows.

The Fund may utilize these investment strategies to a greater or lesser degree.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

The Fund may invest in affiliated J.P. Morgan money market funds. Because the Fund’s adviser and its affiliates provide services to and receive fees from the J.P. Morgan money market funds, the adviser and its affiliates may indirectly receive fees, including advisory fees, from the Fund. These fees would be included in the Fund’s acquired fund fees and expenses which are not covered by the Fund’s expense limitation agreement. As a result, the Fund’s investments in the J.P. Morgan money market funds may benefit the adviser and its affiliates and may create a conflict of interest.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objective.

The main risks associated with investing in the Fund are summarized in the “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected

FEBRUARY 28, 2013	5

More About the Fund (continued)

for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities and Emerging Market Risks. Investments in foreign securities (including depositary receipts) are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and some times substantial, fluctuations in the value of your investments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another.

In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.

Smaller Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible

6	J.P. MORGAN SMA FUNDS

to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Value Investing Risk. Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs and closed-end investment companies may trade at a price below their net asset value (also known as discount).

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s

FEBRUARY 28, 2013	7

More About the Fund (continued)

performance may be subject to greater volatility than a more geographically diversified fund.

Credit Risk. The Fund’s investments are subject to the risk that an issuer or the counterparty will fail to make payments when due or default completely on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Additional Risks

High Yield Securities Risk. The Fund may invest in debt securities that are considered to be speculative (also known as junk bonds). These investments may be issued by companies which may be highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multi-lateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Securities Lending Risk. The Fund engages in securities lending. Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults. This risk is increased when the Fund’s loans are concentrated with a single or limited number of borrowers. In addition, the Fund bears the risk of loss in connection with its investments of the cash collateral it receives from the borrower. To the extent that the value or return of the Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the adviser does not believe that it is prudent to sell the cash collateral investments in the market, the Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary,” the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-

8	J.P. MORGAN SMA FUNDS

term investments, and prevent the Fund from meeting its investment objective.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

FEBRUARY 28, 2013	9

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the “Trust”). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

The Fund will not pay any direct advisory or other fees. During the most recent fiscal year ended 10/31/12, JPMIM was paid management fees (net of waivers) of 0.00% as a percentage of average daily net assets. See “Fees and Expenses of the Fund” for more information on this arrangement.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreements for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Manager

The portfolio management team is led by Gerd Woort-Menker, Managing Director, who joined the team in August 2007 and has been at JPMorgan Chase or its affiliates (or one of its predecessors) since 1987. Prior to joining the team, Mr. Woort-Menker was head of the International Research Group in London.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

10	J.P. MORGAN SMA FUNDS

How to Do Business with the Fund

PURCHASING FUND SHARES

Who can buy shares?

Shares of the Fund may be purchased only by or on behalf of separately managed accounts where JPMIM serves as the investment adviser or sub-adviser to the account with the separately managed account sponsor or directly with the client. Fund shares may not be purchased directly by individuals.

The Fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor, and each investor, by purchasing shares, agrees to any such redemption.

When can I buy shares?

Purchase orders are made based on instructions from your managed account’s investment adviser or sub-adviser to the broker-dealer who executes trades for your account.

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Because the Fund is designed to be a component of separately managed accounts that also invest, at the direction of JPMIM, in individual securities and other investments, Fund shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new monies (including through dividend reinvestment) or to accommodate reductions in account size. The Fund is managed in a manner consistent with its role in separately managed accounts. Because all purchase

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

and redemption orders are initiated by JPMIM, shareholders are not in a position to effect purchase and redemption orders and are, therefore, unable to directly trade in Fund shares.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents the good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Eligible clients or their separately managed account program sponsors may open an account by submitting an executed advisory agreement with JPMIM.

Shares are not subject to a minimum investment requirement.

EXCHANGING FUND SHARES

What are my exchange privileges?

Shares of the Fund may not be exchanged for shares of another J.P. Morgan Fund.

12	J.P. MORGAN SMA FUNDS

REDEEMING FUND SHARES

When can I redeem shares?

Shares may be redeemed on any day that the Fund is open for business.

Redemption orders received by the Fund or Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

Redemption orders are made based on instructions from JPMIM to the broker-dealer who executes trades for the account. The Fund reserves the right to redeem shares of any investor if the investor ceases to be a participant in an eligible managed account program. The redemption of Fund shares will have tax consequences for the investor. Each investor, by participating in a managed account program that purchases Fund shares, agrees to the redemption of Fund shares upon termination of its participation in such program.

Normally, redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

What will my shares be worth?

If the Fund receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

A shareholder generally will recognize a gain or loss on a redemption for federal income tax purposes. A shareholder should talk to a tax advisor before making a redemption.

FEBRUARY 28, 2013	13

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute net realized capital gains, if any, at least annually. For each taxable year, the Fund expects currently to distribute substantially all of its net investment income and net capital gain.

Dividends and distributions will be paid in cash into your managed account.

For federal income tax purposes, distributions of investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income will generally be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income. It is unlikely that dividends from the Fund will qualify to any significant extent for designation as qualified dividend income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain

(that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gains earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held the shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if the Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

The Fund’s investments in certain debt obligations, derivative instruments and so-called “passive foreign investment companies” may require such Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of

14	J.P. MORGAN SMA FUNDS

the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above described and other investments to the Fund and its shareholders.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting, will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS
For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or the separately managed account program sponsor will send shareholders transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. The separately managed account program sponsor may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. To receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. To receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

After each fiscal half-year, shareholders will receive a financial report from the Fund. In addition, the Fund will periodically send shareholders proxy statements and other reports.

If you, as a shareholder, have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

FEBRUARY 28, 2013	15

Shareholder Information (continued)

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the Fund’s adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 10 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month.

Not later than 60 days after the end of each fiscal quarter, the Fund will make available upon request a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the SEC’s website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

16	J.P. MORGAN SMA FUNDS

Risk and Reward Elements for the Fund

This table identifies the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and bond market movements

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•   Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•    Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities

•   Emerging markets can offer higher returns

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•   The Fund seeks to limit risk and enhance performance through active management, country allocation and diversification

•   During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality short-term instruments

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   The Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

FEBRUARY 28, 2013	17

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or investment company

•    The price movement of an ETF (whether actively or passively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permit a Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•   Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

18	J.P. MORGAN SMA FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•    Derivatives that involve leverage could magnify losses

•   Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if the investment analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    The Fund may use derivatives in an effort to produce increased gain

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	19

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risk

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gains from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is over valued and its value later falls	• The Fund will generally avoid short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Securities lending

•   When the Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower or the lending agent defaults

•   The collateral will be subject to the risks of the securities in which it is invested

• The Fund may enhance income through the investment of the collateral received from the borrower

•   The adviser maintains a list of approved borrowers

•    The Fund receives collateral equal to at least 100% of the current value of securities loaned

•    The lending agents indemnify the Fund against borrower default

•    The adviser’s collateral investment guidelines limit the quality and duration of collateral investment to minimize losses

•    Upon recall, the borrower must return the securities loaned within the normal settlement period

20	J.P. MORGAN SMA FUNDS

This Page Intentionally Left Blank.

FEBRUARY 28, 2013	21

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the Fund’s periods of operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
International Value SMA Fund
Year Ended October 31, 2012	$11.47	$0.43		$(0.21)	$0.22	$(0.38)
Year Ended October 31, 2011	12.30	0.41	(d)	(1.00)	(0.59)	(0.24)
Year Ended October 31, 2010	10.80	0.22		1.45	1.67	(0.17)
Year Ended October 31, 2009	8.40	0.26	(d)	2.38	2.64	(0.24)
Year Ended October 31, 2008	16.47	0.29		(8.33)	(8.04)	(0.03)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	The Fund’s expenses have been contractually capped at 0.00%. The Fund is an integral part of “separately managed accounts” programs sponsored by investment advisors and/or broker dealers unaffiliated with the Fund and the Investment Advisor. Participants in these programs pay a fee to the sponsor of these programs.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(d)	Calculated based upon average shares outstanding.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

22	J.P. MORGAN SMA FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)(c)	Net investment income (loss) (b)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate*

$11.31	2.28%	$201,942	—%	3.58%	0.21%	81%
11.47	(4.95)	228,650	—	3.27	0.21	65
12.30	15.67	187,569	—	1.89	0.24	85
10.80	32.28	169,705	—	2.86	0.35	119
8.40	(48.89)	68,158	—	3.03	0.33	115

FEBRUARY 28, 2013	23

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. They are incorporated by reference into this prospectus. That means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-INTVSMA-213

Prospectus

J.P. Morgan Specialty Funds

Class A, Class C & Select Class Shares

February 28, 2013

JPMorgan International Realty Fund

Class/Ticker: A/JIRAX; C/JIRCX; Select/JIRSX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan International Realty Fund

Class/Ticker: A/JIRAX; C/JIRCX; Select/JIRSX

What is the goal of the Fund?

The Fund will seek long-term capital growth.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 16 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.90%	0.90%	0.90%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.59	0.59	0.60
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.34	0.34	0.35

Total Annual Fund Operating Expenses	1.74	2.24	1.50
Fee Waivers and Expense Reimbursements[1]	(0.34)	(0.34)	(0.35)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[1]	1.40	1.90	1.15

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select
Class Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.40%, 1.90% and 1.15%, respectively of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	660	1,013	1,389	2,442
CLASS C SHARES ($)	293	668	1,169	2,548
SELECT CLASS SHARES ($)	117	440	785	1,761

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	660	1,013	1,389	2,442
CLASS C SHARES ($)	193	668	1,169	2,548
SELECT CLASS SHARES ($)	117	440	785	1,761

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of real estate investment trusts (REITs), including REITs with relatively small market capitalizations, and other real estate companies. “Assets” means net assets, plus the amount of borrowings for

FEBRUARY 28, 2013	1

JPMorgan International Realty Fund (continued)

investment purposes. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. The Fund’s assets may be invested in issuers in emerging markets.

A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). Real estate companies include REITs. A REIT is a pooled investment vehicle that generally invests in income-producing real estate or real estate-related loans or interests. REITs are classified as equity REITs, mortgage REITs, or hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The Fund does not invest in real estate directly.

The Fund concentrates its investments in the real estate group of industries. This means that, under normal circumstances, the Fund will invest at least 25% of its assets in the real estate group of industries.

Equity securities in which the Fund invests are common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. No more than 20% of the Fund’s assets will be invested in debt securities denominated in a currency other than the U.S. dollar or issued by a foreign government or international organization, such as the World Bank. The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

The Fund may use currency forwards to manage currency exposure of its foreign investments relative to its benchmark.

Investment Process: The Fund’s adviser, JPMorgan Investment Management Inc. (JPMIM or the adviser), manages the Fund utilizing a disciplined investment process that focuses on superior stock selection rather than sector or theme bets. JPMIM’s portfolio management team continuously screens the target universe of investments, selecting companies that exhibit superior financial strength, operating returns and attractive growth prospects in JPMIM’s opinion.

The Fund’s adviser takes an in-depth look at each company’s ability to generate earnings over a long-term business cycle, rather than focusing solely on near-term expectations. These research efforts allow the portfolio management team to determine the company’s normalized earnings and growth potential, from which they evaluate whether the company’s current price fully reflects its long-term value.

The Fund’s adviser will seek to select securities of issuers from countries other than the United States. The adviser may change its allocation among countries at any time. The Fund will sell securities if the adviser believes the issuer of such securities no longer meets the criteria above, or if the adviser believes that more attractive opportunities are available.

The Fund is non-diversified.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, the value of your investment in the Fund will be affected.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

2	J.P. MORGAN SPECIALTY FUNDS

Industry Focus Risk. The Fund concentrates its investments in the real estate group of industries. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the real estate group of industries.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in “emerging markets”. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives, including foreign currency exchange contracts, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year over the past six calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index (net of foreign withholding taxes), the FTSE EPRA/NAREIT Developed ex US Net of Tax US Tax Stance (net of foreign withholding taxes) and the Lipper International Real Estate Funds Average, an average based on the total returns of all funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper average includes the expenses of the mutual funds included in the average. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	2nd quarter, 2009	30.82%
Worst Quarter	4th quarter, 2008	–25.94%

FEBRUARY 28, 2013	3

JPMorgan International Realty Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 11/30/06)
SELECT CLASS SHARES
Return Before Taxes	39.95%	(0.91)%	(0.85)%
Return After Taxes on Distributions	37.80	(2.35)	(2.37)
Return After Taxes on Distributions and Sale of Fund Shares	26.45	(1.50)	(1.49)
CLASS A SHARES
Return Before Taxes	32.29	(2.21)	(1.97)
CLASS C SHARES
Return Before Taxes	38.00	(1.63)	(1.58)
MSCI EAFE INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	17.32	(3.69)	(0.84)
FTSE EPRA/NAREIT DEVELOPED ex US NET OF TAX US TAX STANCE
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	38.25	(1.21)	(0.12)
LIPPER INTERNATIONAL REAL ESTATE FUNDS AVERAGE
(Reflects No Deduction for Taxes)	40.76	(1.81)	(1.04)

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Kay Herr	2006	Managing Director
Jason Ko	2011	Executive Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN SPECIALTY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund’s equity securities may include:

•	REITs which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	common stock

•	preferred stock

•	convertible securities

•	foreign securities, often in the form of depositary receipts

•	warrants and rights to buy common stock.

The investment strategies for the Fund may also include:

•	under normal circumstances, up to 20% of the Fund’s assets in high-quality money market instruments and repurchase agreements

•	derivatives, including futures, forwards, options and swaps

•	other investment companies

•

exchange-traded funds (ETFs), which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	closed-end investment companies where capital markets are less developed or not easy to access

•	securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which the Fund may invest

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, forwards, swaps or other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the Fund is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund is summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the

FEBRUARY 28, 2013	5

More About the Fund (continued)

issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Foreign Securities and Emerging Market Risk. Investments in foreign securities (including depositary receipts) are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your investments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Smaller Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary

6	J.P. MORGAN SPECIALTY FUNDS

receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Additional Risks

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary” and the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

FEBRUARY 28, 2013	7

More About the Fund (continued)

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

8	J.P. MORGAN SPECIALTY FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by Trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

JPMIM is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal year ended 10/31/12, JPMIM was paid management fees (net of waivers) of 0.69% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Managers

Kay Herr, Managing Director of JPMIM, and Jason Ko, Executive Director of JPMIM, are responsible for the portfolio management of the Fund. An employee since 1999, Ms. Herr is a portfolio manager of real estate securities in the U.S. Equity Group. Prior to joining the U.S. Equity Group in 2002, Ms. Herr covered consumer staple and cyclical sectors in the U.S. Fixed Income Credit Research Group. Before joining the firm, she was a credit research analyst with Prudential Securities in its municipal bond research department. She holds a B.A. in economics from the University of Virginia and an M.B.A. with distinction from New York University Stern School of Business. She is also a CFA charterholder. An employee since 2002, Mr. Ko covers REITs for the U.S. Equity Group. Previously, he worked as a research associate focusing on REITs and cyclicals sectors and as an investment assistant in the U.S. Equity Group. He holds a B.S. in electrical engineering and a B.A. in economics from Brown University. He is also a CFA charterholder.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class C and Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including

FEBRUARY 28, 2013	9

The Fund’s Management and Administration (continued)

Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial

Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

10	J.P. MORGAN SPECIALTY FUNDS

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Fund by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial

Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

12	J.P. MORGAN SPECIALTY FUNDS

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called “Annual Fund Operating Expenses.”

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25. Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Officers, directors, trustees, retirees and employees, and their immediate family members, (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan

Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums for initial and subsequent investments may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)) as well as for certain fee based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

14	J.P. MORGAN SPECIALTY FUNDS

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase only additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial

Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND
Amount of Purchases	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1.00% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below)

16	J.P. MORGAN SPECIALTY FUNDS

even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

•

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Shares holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C

Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e.,

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial

Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganization of a J. P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.

Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was created through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide

18	J.P. MORGAN SPECIALTY FUNDS

recordkeeping for the plan (a “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested in the Funds’ IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you (or your spouse or domestic partner) can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

FEBRUARY 28, 2013	19

How to Do Business with the Fund (continued)

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 with respect to Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of those shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Class C Shares of any Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

20	J.P. MORGAN SPECIALTY FUNDS

For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund generally is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

FEBRUARY 28, 2013	21

How to Do Business with the Fund (continued)

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1. Yes, with respect only to Class A and Class C Shares

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/2 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

22	J.P. MORGAN SPECIALTY FUNDS

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the

$10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	23

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gains will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant, on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, a Fund that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of such taxes, the ability to successfully obtain such a refund may be uncertain.

24	J.P. MORGAN SPECIALTY FUNDS

The Fund’s investments in certain debt obligations, REIT securities, derivative instruments, and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold including when it is not advantageous to do so. The Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)), If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Fund may process corrections up to 15 months after the date printed on the

FEBRUARY 28, 2013	25

Shareholder Information (continued)

transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended

June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose its ten largest portfolio holdings and the percentage that each represents of the Fund’s portfolio as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

26	J.P. MORGAN SPECIALTY FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•    The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Most bonds will rise in value when interest rates fall

•   Emerging markets can offer higher returns

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    The Fund seeks to limit risk and enhance performance through active management, country allocation and diversification

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality short-term instruments

•    The Fund may use forward foreign currency contracts for risk management purposes and/or to increase gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its management on those areas where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   The Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments.

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

FEBRUARY 28, 2013	27

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives[1]

•   Derivatives such as futures, options, swaps and forward foreign currency contracts[2] and that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives provision

•   Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against its losses if the investment analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio

•    The Fund may also use derivatives to increase its gain

•   The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

1	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because it has claimed an exclusion from such definition.

2	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. A swap is a privately negotiated agreement to exchange one stream of payments for another. A contract for difference (CFD) is a contract between two parties in which one pays to the other a sum of money based on the difference between the current value of a security or instrument and its value on a specified future date. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

28	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs)[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether actively or passively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment adviser by the Securities and Exchange Commission (SEC) permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•   Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risk

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 28, 2013	29

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests

•    The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•    REITs may be more volatile and/or more illiquid than other types of equity securities

•    If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset class in order to further diversify its assets

•   The Fund may receive current income from its REIT investments

•    If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

30	J.P. MORGAN SPECIALTY FUNDS

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FEBRUARY 28, 2013	31

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Realty Fund
Class A
Year Ended October 31, 2012	$8.64	$0.21	(c)	$1.27	$1.48	$(0.27)	$—
Year Ended October 31, 2011	10.40	0.21	(c)	(1.16)	(0.95)	(0.81)	—	(d)
Year Ended October 31, 2010	9.72	0.34	(c)	1.23	1.57	(0.89)	—	(d)
Year Ended October 31, 2009	8.00	0.26	(c)	1.46	1.72	— (d)	—	(d)
Year Ended October 31, 2008	17.12	0.24	(c)	(8.50)	(8.26)	(0.86)	—	(d)

Class C
Year Ended October 31, 2012	8.48	0.16	(c)	1.27	1.43	(0.21)	—
Year Ended October 31, 2011	10.23	0.16	(c)	(1.14)	(0.98)	(0.77)	—	(d)
Year Ended October 31, 2010	9.62	0.27	(c)	1.23	1.50	(0.89)	—	(d)
Year Ended October 31, 2009	7.95	0.21	(c)	1.46	1.67	— (d)	—	(d)
Year Ended October 31, 2008	17.04	0.19	(c)	(8.47)	(8.28)	(0.81)	—	(d)

Select Class
Year Ended October 31, 2012	8.68	0.24	(c)	1.26	1.50	(0.30)	—
Year Ended October 31, 2011	10.43	0.21	(c)	(1.14)	(0.93)	(0.82)	—	(d)
Year Ended October 31, 2010	9.73	0.34	(c)	1.26	1.60	(0.90)	—	(d)
Year Ended October 31, 2009	8.01	0.29	(c)	1.46	1.75	(0.03)	—	(d)
Year Ended October 31, 2008	17.16	0.28	(c)	(8.54)	(8.26)	(0.89)	—	(d)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Amount rounds to less than $0.01.
(e)	Includes interest expense of 0.01%.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

32	J.P. MORGAN SPECIALTY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate*

$9.85	18.03%	$22,646	1.40%		2.37%	1.74%	38%
8.64	(9.75)	19,437	1.40		2.26	1.90	44
10.40	17.90	16,029	1.40		3.76	2.17	75
9.72	21.55	5,539	1.40		3.35	2.35	129
8.00	(50.32)	4,012	1.41	(e)	1.90	2.43	108

9.70	17.56	1,196	1.90		1.89	2.24	38
8.48	(10.21)	1,389	1.90		1.67	2.40	44
10.23	17.20	1,443	1.90		3.01	2.67	75
9.62	21.05	931	1.90		2.77	2.85	129
7.95	(50.55)	5,022	1.91	(e)	1.50	2.85	108

9.88	18.28	7,398	1.15		2.78	1.50	38
8.68	(9.48)	13,947	1.15		2.20	1.65	44
10.43	18.16	9,520	1.15		3.68	1.92	75
9.73	21.99	8,592	1.15		3.73	2.13	129
8.01	(50.25)	5,818	1.16	(e)	2.27	2.10	108

FEBRUARY 28, 2013	33

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They’ll charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC Washington, DC 20549-1520 1-202-551-8090 E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-INTRACS-213

Prospectus

J.P. Morgan Specialty Funds

Class R5 Shares

February 28, 2013

JPMorgan International Realty Fund

Ticker: JILRX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan International Realty Fund

Class/Ticker: R5/JILRX

What is the goal of the Fund?

The Fund will seek long-term capital growth.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	0.90%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.38
Shareholder Service Fees	0.05
Remainder of Other Expenses	0.33

Total Annual Fund Operating Expenses	1.28
Fee Waivers and Expense
Reimbursements[1]	(0.33)

Total Annual Fund Operating Expenses
After Fee Waivers and Expense
Reimbursements[1]	0.95

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding acquired fund fees and expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.95% of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	97	373	671	1,516

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

FEBRUARY 28, 2013	1

JPMorgan International Realty Fund (continued)

What are the Fund’s main investment strategies?

Under normal market conditions, the Fund will invest at least 80% of the value of its Assets in equity securities of real estate investment trusts (REITs), including REITs with relatively small market capitalizations, and other real estate companies. “Assets” means net assets, plus the amount of borrowings for investment purposes. The Fund will invest primarily in foreign companies of various sizes, including foreign subsidiaries of U.S. companies. The Fund’s assets may be invested in issuers in emerging markets.

A real estate company is a company that derives at least 50% of its revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate (or that has at least 50% of its assets invested in such real estate). Real estate companies include REITs. A REIT is a pooled investment vehicle that generally invests in income-producing real estate or real estate-related loans or interests. REITs are classified as equity REITs, mortgage REITs, or hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs. The Fund does not invest in real estate directly.

The Fund concentrates its investments in the real estate group of industries. This means that, under normal circumstances, the Fund will invest at least 25% of its assets in the real estate group of industries.

Equity securities in which the Fund invests are common stocks, preferred stocks, convertible securities, depositary receipts and rights and warrants to buy common stocks.

The Fund may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest. No more than 20% of the Fund’s assets will be invested in debt securities denominated in a currency other than the U.S. dollar or issued by a foreign government or international organization, such as the World Bank. The Fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.

The Fund may use currency forwards to manage currency exposure of its foreign investments relative to its benchmark.

Investment Process: The Fund’s adviser, JPMorgan Investment Management Inc. (JPMIM or the adviser), manages the Fund utilizing a disciplined investment process that focuses on superior stock selection rather than sector or theme bets. JPMIM’s portfolio management team continuously screens the target universe of investments, selecting companies that exhibit superior financial strength, operating returns and attractive growth prospects in JPMIM’s opinion.

The Fund’s adviser takes an in-depth look at each company’s ability to generate earnings over a long-term business cycle, rather than focusing solely on near-term expectations. These research efforts allow the portfolio management team to determine the company’s normalized earnings and growth potential, from which they evaluate whether the company’s current price fully reflects its long-term value.

The Fund’s adviser will seek to select securities of issuers from countries other than the United States. The adviser may change its allocation among countries at any time. The Fund will sell securities if the adviser believes the issuer of such securities no longer meets the criteria above, or if the adviser believes that more attractive opportunities are available.

The Fund is non-diversified.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, the value of your investment in the Fund will be affected.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in

2	J.P. MORGAN SPECIALTY FUNDS

value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Industry Focus Risk. The Fund concentrates its investments in the real estate group of industries. This concentration increases the risk of loss to the Fund by increasing its exposure to economic, business, political or regulatory developments that may be adverse to the real estate group of industries.

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. These risks are magnified in countries in “emerging markets”. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparitively stable becoming riskier and more volatile.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier, more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Derivatives Risk. Derivatives, including foreign currency exchange contracts, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Class R5 Shares has varied from year to year over the past six calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the Morgan Stanley Capital International (MSCI) EAFE (Europe, Australia, Far East) Index (net of foreign withholding taxes), the FTSE EPRA/NAREIT Developed ex US Net of Tax US Tax Stance (net of foreign withholding taxes) and the Lipper International Real Estate Funds Average, an average based on the total returns of all funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper average includes the expenses of the mutual funds included in the average. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

FEBRUARY 28, 2013	3

JPMorgan International Realty Fund (continued)

Best Quarter	2nd quarter, 2009	31.14%
Worst Quarter	4th quarter, 2008	–25.98%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 11/30/06)
CLASS R5 SHARES
Return Before Taxes	40.21%	(0.70)%	(0.64)%
Return After Taxes on Distributions	37.93	(2.18)	(2.21)
Return After Taxes on Distributions and Sale of Fund Shares	26.63	(1.35)	(1.34)
MSCI EAFE Index
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	17.32	(3.69)	(0.84)
FTSE EPRA/NAREIT DEVELOPED EX US NET OF TAX US TAX STANCE
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	38.25	(1.21)	(0.12)
LIPPER INTERNATIONAL REAL ESTATE FUNDS AVERAGE
(Reflects No Deduction for Taxes)	40.76	(1.81)	(1.04)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser
Kay Herr	2006	Managing Director
Jason Ko	2011	Executive Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

If you are investing through a retirement plan, please follow instructions provided by your plan to invest.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN SPECIALTY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund’s equity securities may include:

•	REITs which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	common stock

•	preferred stock

•	convertible securities

•	foreign securities, often in the form of depositary receipts

•	warrants and rights to buy common stock.

The investment strategies for the Fund may also include:

•	under normal circumstances, up to 20% of the Fund’s assets in high-quality money market instruments and repurchase agreements

•	derivatives, including futures, forwards, options and swaps

•	other investment companies

•

exchange-traded funds (ETFs), which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	closed-end investment companies where capital markets are less developed or not easy to access

•	securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which the Fund may invest

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, forwards, swaps or other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the Fund is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund is summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the

FEBRUARY 28, 2013	5

More About the Fund (continued)

issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Foreign Securities and Emerging Market Risk. Investments in foreign securities, including depositary receipts are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden and sometimes substantial fluctuations in the value of your investments. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparitively stable becoming riskier and more volatile. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Smaller Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the

6	J.P. MORGAN SPECIALTY FUNDS

Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Additional Risks

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/Return Summary” and the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

FEBRUARY 28, 2013	7

More About the Fund (continued)

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

8	J.P. MORGAN SPECIALTY FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by Trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

JPMIM is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal year ended 10/31/12, JPMIM was paid management fees (net of waivers) of 0.69% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Managers

Kay Herr, Managing Director of JPMIM, and Jason Ko, Executive Director of JPMIM, are responsible for the portfolio management of the Fund. An employee since 1999, Ms. Herr is a portfolio manager of real estate securities in the U.S. Equity Group. Prior to joining the U.S. Equity Group in 2002, Ms. Herr covered consumer staple and cyclical sectors in the U.S. Fixed Income Credit Research Group. Before joining the firm, she was a credit research analyst with Prudential Securities in its municipal bond research department. She holds a B.A. in economics from the University of Virginia and an M.B.A. with distinction from New York University Stern School of Business. She is also a CFA charterholder. An employee since 2002, Mr. Ko covers REITs for the U.S. Equity Group. Previously, he worked as a research associate focusing on REITs and cyclicals sectors and as an investment assistant in the U.S. Equity Group. He holds a B.S. in electrical engineering and a B.A. in economics from Brown University. He is also a CFA charterholder.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.05% of the average daily net assets of the Class R5 Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries,

FEBRUARY 28, 2013	9

The Fund’s Management and Administration (continued)

as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

10	J.P. MORGAN SPECIALTY FUNDS

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy Fund shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly through the Fund through JPMDS.

Who can buy shares?

Class R5 Shares may be purchased by retirement plans, Section 529 college savings plans, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees. The only retirement plans that are eligible to purchase shares are group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund.

Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans and individual 403(b) plans.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

12	J.P. MORGAN SPECIALTY FUNDS

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully. The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes.

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub-TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class R5 Shares may not be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

14	J.P. MORGAN SPECIALTY FUNDS

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If a Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

16	J.P. MORGAN SPECIALTY FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions by the Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of the Funds as an investment and the tax treatment of distributions.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gains will be taxable as ordinary income.

With respect to taxable shareholders, distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

With respect to taxable shareholders, if you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant, on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, a Fund that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as

FEBRUARY 28, 2013	17

Shareholder Information (continued)

constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of such taxes, the ability to successfully obtain such a refund may be uncertain.

The Fund’s investment in certain debt obligations, REIT securities, derivative instruments, and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold including when it is not advantageous to do so. The Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in futures contracts, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter.

18	J.P. MORGAN SPECIALTY FUNDS

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ web-site at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose its ten largest portfolio holdings and the percentage that each represents of the Fund’s portfolio as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

FEBRUARY 28, 2013	19

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•    The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Most bonds will rise in value when interest rates fall

•   Emerging markets can offer higher returns

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    The Fund seeks to limit risk and enhance performance through active management, country allocation and diversification

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality short-term instruments

•    The Fund may use forward foreign currency contracts for risk management purposes and/or to increase gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its management on those areas where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   The Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

20	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives[1]

•   Derivatives such as futures, options, swaps and forward foreign currency contracts[2] and that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives provision

•   Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against its losses if the investment analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio

•    The Fund may also use derivatives to increase its gain

•   The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

1	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because it has claimed an exclusion from such definition.

2	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. A swap is a privately negotiated agreement to exchange one stream of payments for another. A contract for difference (CFD) is a contract between two parties in which one pays to the other a sum of money based on the difference between the current value of a security or instrument and its value on a specified future date. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	21

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs)[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether actively or passively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment adviser by the Securities and Exchange Commission (SEC) permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•   Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risk

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

22	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests

•    The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•    REITs may be more volatile and/or more illiquid than other types of equity securities

•    If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including a Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset class in order to further diversify its assets

•   The Fund may receive current income from its REIT investments

•    If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

FEBRUARY 28, 2013	23

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Class R5

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
International Realty Fund
Year Ended October 31, 2012	$8.72	$0.25	(c)	$1.27	$1.52	$(0.31)	$—
Year Ended October 31, 2011	10.48	0.24	(c)	(1.16)	(0.92)	(0.84)	—	(d)
Year Ended October 31, 2010	9.76	0.37	(c)	1.25	1.62	(0.90)	—	(d)
Year Ended October 31, 2009	8.03	0.30	(c)	1.48	1.78	(0.05)	—	(d)
Year Ended October 31, 2008	17.18	0.30	(c)	(8.54)	(8.24)	(0.91)	—	(d)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, each of which is less than 0.01%, if applicable or unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
(d)	Amount rounds to less than $0.01.
(e)	Includes interest expense of 0.01% .
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

24	J.P. MORGAN SPECIALTY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits	Portfolio turnover rate*

$9.93	18.51%	$157,283	0.95%		2.83%	1.28%	38%
8.72	(9.35)	84,380	0.95		2.51	1.44	44
10.48	18.37	45,570	0.95		3.98	1.72	75
9.76	22.36	25,271	0.95		3.83	1.91	129
8.03	(50.13)	24,306	0.96	(e)	2.51	1.76	108

FEBRUARY 28, 2013	25

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. That means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They’ll charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-INTRR5-213

Prospectus

Highbridge Funds

Class A, Class C & Select Class Shares

February 28, 2013

Highbridge Dynamic Commodities Strategy Fund

Class/Ticker: A/HDSAX; C/HDCCX; Select/HDCSX

Highbridge Statistical Market Neutral Fund

Class/Ticker: A/HSKAX; C/HSKCX; Select/HSKSX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Highbridge Dynamic Commodities Strategy Fund

Class/Ticker: A/HDSAX; C/HDCCX; Select/HDCSX

What is the goal of the Fund?

The Fund seeks long-term total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 25 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	5.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.66	0.66	0.66
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses[2]	0.41	0.41	0.41
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.92	2.42	1.67
Fee Waivers and Expense Reimbursements[3,4]	(0.26)	(0.26)	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3,4]	1.66	2.16	1.41

1	Includes the operating expenses of HCM Commodities Strategy Fund, Ltd., the Fund’s wholly-owned subsidiary.
2	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).
3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.
4	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent the total annual fund operating expenses of the Fund, inclusive of the subsidiary, (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.65%, 2.15%, and 1.40% of the average daily net assets of Class A, Class C, and Select Class Shares, respectively. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	685	1,073	1,484	2,631
CLASS C SHARES ($)	319	730	1,267	2,737
SELECT CLASS SHARES ($)	144	501	883	1,954

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	685	1,073	1,484	2,631
CLASS C SHARES ($)	219	730	1,267	2,737
SELECT CLASS SHARES ($)	144	501	883	1,954

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

FEBRUARY 28, 2013	1

Highbridge Dynamic Commodities Strategy Fund (continued)

What are the Fund’s main investment strategies?

The Fund seeks to achieve its objective by investing in a diversified portfolio of commodity-linked derivatives. The Fund will also invest in fixed income securities.

Commodity Investments

The Fund’s sub-adviser, Highbridge Capital Management, LLC (HCM or the Sub-Adviser), utilizes a systematic and fundamental approach to commodities investing with a strong emphasis on risk management. The strategy employs factors based on economic principles, including the impact of historical prices, the perceived relationships between and among the various commodities and other macroeconomic factors. This strategy also focuses on downside risk management and liquidity by using a drawdown management process described below in “Investment Process,” which may result in limited exposure to commodities during certain economic periods.

The Fund invests in commodity-linked derivative instruments, such as commodity-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. Derivatives are instruments that have a value based on another instrument, exchange rate or index and will generally be used as substitutes for commodities. It is expected that certain of the Fund’s investments will produce leveraged exposure to the commodities markets.

The Fund will gain exposure to commodity markets primarily by investing up to 25% of its total assets in the HCM Commodities Strategy Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is advised by J.P. Morgan Investment Management Inc. (JPMIM or Adviser) and sub-advised by HCM and has the same investment objective as the Fund. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.

The Subsidiary may use derivatives to obtain significant amounts of long or short exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management. The long and short positions held by the Subsidiary will vary in size as market opportunities change. The Fund’s commodity-related long positions and their equivalents will range between 0% and 200% of the value of the Fund’s net assets. The Fund’s commodity-related short positions and their equivalents will range between 0% and 100% of the value of the Fund’s net assets. In rising markets, the Fund expects that the value of the long positions will appreciate more rapidly than the short positions, and in declining markets, that the value of the short positions will appreciate more rapidly than the long positions.

The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also overweight or underweight its exposure to a subset of commodities, such that the Fund has greater or lesser exposure to a subset of commodities than is represented by a particular commodity index.

The Fund and Subsidiary may invest in currency-linked derivative instruments, primarily derivatives linked to “commodity currencies”. The term “commodity currency” generally is used to describe the currency of a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials) and whose value is closely linked to the value of such commodities. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of its currency. Conversely, declines in the demand for, or value of, such commodities historically have contributed to declines in the relative value of these countries’ currencies. The Subsidiary will also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its derivative positions.

Fixed Income Investments

Assets not invested in commodity-linked derivatives, currency-linked derivatives or the Subsidiary will be invested in fixed income securities. The fixed income portion of the Fund is intended to provide liquidity and preserve capital. The Fund’s fixed income securities may include: obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury; Treasury Inflation Protected Securities (TIPS); securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes, of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S., foreign, and supranational banks, including certificates of deposit, time deposits and other short-term securities; repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities; and corporate debt obligations. The Fund generally will only buy securities that have remaining maturities of 397 days or less. The dollar-weighted average maturity of the Fund’s fixed income investments will generally be 90 days or less.

2	HIGHBRIDGE FUNDS

Investment Process: In managing the Fund, JPMIM is primarily responsible for the fixed-income investments and HCM is responsible for the commodity strategy investments.

Commodity Investments Process

HCM has developed a quantitative economics-based model which targets a fixed, long-term volatility goal. HCM’s model applies a systematic and fundamental investment approach to commodities trading with an emphasis on risk management and is designed to provide insight into forecasting securities returns, managing portfolio risk and executing trades efficiently. The success of the Sub-Adviser’s strategy depends on the interaction of four primary components: the Forecasting System, the Risk Model, the Optimizer and the Execution Process.

The Forecasting System. The Forecasting System encapsulates the Sub-Adviser’s view of predictable sources of return variation for the commodities markets. These views are based on the Sub-Adviser’s research program, which employs factors based on economic principles and durable relationships in the commodities markets.

The Risk Model. The Risk Model forecasts volatility and co-movements among portfolio assets, while incorporating drawdown management. The drawdown management process dynamically decreases (or increases) the Fund’s conditional target risk as the portfolio underperforms (or outperforms). This process adjusts risk levels in an attempt to manage overall drawdowns by adjusting exposures to the entire portfolio of assets instead of reducing exposure on an asset-by-asset basis. Total portfolio exposure may vary as a function of the forecasted risk and correlations of the underlying assets as well as the Fund’s dynamic risk target. HCM may choose to reduce risk/exposure in accordance with the Fund’s targeted volatility level.

The Optimizer. The Optimizer uses the results of the Forecasting System and the Risk Model to determine a portfolio believed to have the greatest risk-adjusted expected return. In practice, this means choosing positions with the greatest expected profits according to the forecasts, while limiting exposure to the risks in the Risk Model.

Execution Process. The Execution Process relies on HCM’s trading desk which executes through a network of broker-dealers in an effort to execute trades efficiently.

Fixed Income Investments Process

JPMIM seeks to develop an appropriate fixed income portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Securities and Exchange Commission (SEC) and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Commodity Risk. Because the Fund will have a significant portion of its assets concentrated in commodity-linked securities, developments affecting commodities will have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index

FEBRUARY 28, 2013	3

Highbridge Dynamic Commodities Strategy Fund (continued)

volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that the Fund’s use of leverage will be successful.

Derivatives Risk. Derivatives, including commodity-linked notes, swap agreements, commodity options, futures and options on futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Counterparty Risk. Commodity-linked derivatives, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Select Class Shares has varied over the past two calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. The table compares that performance to the Dow Jones – UBS Commodity Index Total Return and the Lipper Commodities General Funds Average, an average based on the total returns of all funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper average includes the expenses of the mutual funds included in the average. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

4	HIGHBRIDGE FUNDS

Best Quarter	1st quarter, 2011	5.73%
Worst Quarter	4th quarter, 2012	-14.03%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Life of Fund (since 1/13/10)
SELECT CLASS SHARES
Return Before Taxes	(18.45)%	0.05%
Return After Taxes on Distributions	(18.45)	(0.68)
Return After Taxes on Distributions and Sale of Fund Shares	(11.99)	(0.27)
CLASS A SHARES
Return Before Taxes	(22.91)	(1.99)
CLASS C SHARES
Return Before Taxes	(20.02)	(0.68)
DOW JONES – UBS COMMODITY INDEX TOTAL RETURN
(Reflects No Deduction for Fees, Expenses or Taxes)	(1.06)	(0.13)
LIPPER COMMODITIES GENERAL FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(3.41)	0.88

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-adviser

Highbridge Capital Management, LLC

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser/ Sub-Adviser

Sassan Alizadeh	2010	Managing Director/ Sub-Adviser
Mark Nodelman	2010	Managing Director/ Sub-Adviser
Christopher Tufts	2010	Managing Director/ Investment Adviser

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FEBRUARY 28, 2013	5

Highbridge Statistical Market Neutral Fund

Class/Ticker: A/HSKAX; C/HSKCX; Select/HSKSX

What is the goal of the Fund?

The Fund seeks to provide long-term absolute (positive) returns in all market environments from a broadly diversified portfolio of stocks while neutralizing the general risks associated with stock market investing.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Funds — SALES CHARGES” on page 25 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.75%	1.75%	1.75%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.66	2.67	2.67
Dividend Expenses on Short Sales	2.04	2.04	2.04
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.37	0.38	0.38
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	4.67	5.18	4.43
Fee Waivers and Expense Reimbursements[1]	(0.67)	(0.68)	(0.68)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	4.00	4.50	3.75

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.95%, 2.45% and 1.70%, respectively of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	906	1,803	2,705	4,988
CLASS C SHARES ($)	551	1,490	2,526	5,099
SELECT CLASS SHARES ($)	377	1,280	2,192	4,519

6	HIGHBRIDGE FUNDS

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	906	1,803	2,705	4,988
CLASS C SHARES ($)	451	1,490	2,526	5,099
SELECT CLASS SHARES ($)	377	1,280	2,192	4,519

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 916% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund purchases equity securities that Highbridge Capital Management, LLC (HCM or the Sub-Adviser) believes are undervalued and sells short securities that it believes are over-valued. The Fund will take long and short positions selected from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000 Index.

The Fund intends to maintain approximately equal value exposure in its long and short positions in an effort to offset the effects on the Fund’s performance of general stock market movements or sector swings. The Fund’s investment strategy emphasizes stock selection as the primary means of generating returns and providing diversification, and hedging through short sales as a means of reducing risk.

The Fund’s long and short positions will not be matched on a sector-by-sector basis, but will be selected using the statistical arbitrage strategy described below. Thus, while the Fund will generally not be, on an aggregate basis, significantly weighted towards long or short positions at any time, it may be exposed to net long or short positions in one or more individual market sectors. The Fund may achieve a positive return if the securities in its long portfolio increase in value more than the securities underlying its short positions, each taken as a whole. Conversely, it is expected that the Fund will incur losses if the securities underlying its short positions increase in value more than the securities in its long portfolio. Taking short positions in securities may result in a form of leverage.

The Fund measures its return against the return an investor could achieve through an investment in 3-month U.S. Treasury Bills. J.P. Morgan Investment Management Inc. (JPMIM or the Adviser) and HCM attempt to achieve returns for the Fund’s shareholders that exceed that benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

Investment Process: The Sub-Adviser has developed a trading system designed to provide insight into forecasting securities returns, managing portfolio risk and executing trades with minimal market impact. The Fund applies this system to a universe of stocks that meet the dual criteria of (1) mid- to large-market capitalization and (2) liquid and developed trading markets.

The success of the Sub-Adviser’s statistical arbitrage strategy depends on the interaction of four primary components: the Forecasting System, the Factor Model, the Optimizer and the Execution System.

The Forecasting System. The Forecasting System encapsulates the Sub-Adviser’s view of predictable sources of return variation for equity securities. These views are based on the Sub-Adviser’s research program, which applies statistical methods and the Sub-Adviser’s investment expertise. Forecasts are updated throughout the day using real-time data.

The Factor Model. The Factor Model seeks to identify the sources of variability in security returns by decomposing each return into parts specific to the security and parts attributable to a small number of features, or “factors,” pertinent to all securities; this decomposition allows one to estimate the riskiness of a portfolio.

The Optimizer. The Optimizer uses the results of the Forecasting System and the Factor Model to determine a portfolio believed to have the greatest risk-adjusted expected return. In practice, this means choosing positions with the greatest expected profits according to the forecasts, while limiting exposure to the factors in the Factor Model.

Execution System. Once the Optimizer has selected portfolio securities to be held long and short, it is still a challenge to execute efficiently (with minimal market impact) the trades needed to take these positions. HCM has developed an order management system, which uses refined algorithms to determine the timing and aggressiveness of trades and is intended to minimize the market impact of trades.

FEBRUARY 28, 2013	7

Highbridge Statistical Market Neutral Fund (continued)

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, the value of your investment in the Fund will be affected.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

The Fund will have substantial short positions and must borrow those securities to make delivery to the buyer. The Fund may not always be able to borrow a security it wants to sell short. The Fund also may be unable to close out an established short position at an acceptable price, and may have to sell related long positions at disadvantageous times. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Securities and Exchange Commission (SEC) may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

Quantitative Trading Strategies Risk. Quantitative trading strategies, including statistical arbitrage, are highly complex, and for their successful application, require sophisticated mathematical calculations and complex computer programs. Such trading strategies are dependent on computer and telecommunications technologies and upon adequate liquidity in markets traded. The successful execution of these strategies could be severely compromised by, among other things, a diminution in the liquidity of the markets traded, telecommunications failures, power loss and software-related “system crashes.” These trading strategies are also dependent on historical correlations that may not always be true and may result in losses. In addition, the “slippage” from entering and exiting positions (i.e., the market impact of trades identified by the quantitative trading strategies) may be significant and may result in losses.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Select Class Shares has varied from year to year over the past seven calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, and the Lipper Equity Market-Neutral Funds Index, an index based on the total returns of certain funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not

8	HIGHBRIDGE FUNDS

necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2008	4.12%
Worst Quarter	3rd quarter, 2007	–4.98%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 years	Life of Fund (since 11/30/05)
SELECT CLASS SHARES
Return Before Taxes	1.62%	0.12%	1.00%
Return After Taxes on Distributions	1.62	0.10	0.74
Return After Taxes on Distributions and Sale of Fund Shares	1.05	0.10	0.74
CLASS A SHARES
Return Before Taxes	(3.95)	(1.19)	(0.01)
CLASS C SHARES
Return Before Taxes	(0.16)	(0.62)	0.25
BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.11	0.52	1.78
LIPPER EQUITY MARKET-NEUTRAL FUNDS INDEX
(Reflects No Deduction for Taxes)	3.67	1.65	2.66

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-adviser

Highbridge Capital Management, LLC

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Sub-adviser
Alain Sunier	2005	Managing Director
Jerome Benveniste	2005	Managing Director
Peter Beebee	2008	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FEBRUARY 28, 2013	9

More About the Funds

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENT STRATEGIES

The main investment strategies for each Fund are summarized in the Fund’s Risk/Return Summary.

Highbridge Dynamic Commodities Strategy Fund

The Fund will invest primarily in commodity-linked derivatives, currency-linked derivatives, investments in the Subsidiary and fixed-income investments. Fixed-income investments may include:

•	obligations of the U.S. Treasury

•	securities issued or guaranteed by the U.S. government and its agencies or instrumentalities

•	high quality commercial paper and other short-term debt securities

•	corporate debt obligations

The main investment strategies for the Fund may also include:

•	other investment companies

•

exchange-traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which the Fund may invest

•	sovereign debt

The Fund may utilize these investment strategies to a greater or lesser degree.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Highbridge Statistical Market Neutral Fund

The securities in which the Fund may invest may include:

•	equity securities

The investment strategies for the Fund may also include:

•	derivatives, including futures and swaps

•	other investment companies

•	ETFs
•	affiliated money market funds

•	cash or cash-like instruments

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use exchange traded futures to hedge various investments or for risk management. The Fund may also use swaps to obtain long and short exposure in attempt to increase the Fund’s income or gain, to hedge various investments or for risk management.

The Fund may invest in ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

The Fund measures its return against the return an investor could achieve through an investment in 3-month U.S. Treasury Bills. JPMIM and HCM attempt to achieve returns for the Fund’s shareholders that exceed that benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

The Fund may utilize these investment strategies to a greater or lesser degree.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

Investment Process

JPMIM serves as the Fund’s investment adviser and HCM serves as the Fund’s sub-adviser. HCM has developed a trading system designed to provide insight into forecasting securities returns, managing portfolio risk and executing trades with minimal market impact. The Fund applies this system to a universe of stocks that meet the dual criteria of (1) mid- to large-market capitalization and (2) liquid and developed trading markets.

The success of the Sub-Adviser’s statistical arbitrage strategy depends on the interaction of four primary components: the

Forecasting System, the Factor Model, the Optimizer and the Execution System.

The Forecasting System. The Forecasting System encapsulates the Sub-Adviser’s view of predictable sources of return variation for equity securities. These views are based on the Sub-Adviser’s research program, which applies statistical

10	HIGHBRIDGE FUNDS

methods and the Sub-Adviser’s investment expertise. Forecasts are updated throughout the day using real-time data and are functions of the time series of security prices as well as fundamental information about companies.

The Factor Model. The Factor Model seeks to identify the sources of variability in security returns by decomposing each return into parts specific to the security and parts attributable to a small number of features, or “factors,” pertinent to all securities; this decomposition allows one to estimate the riskiness of a portfolio. For instance, it is widely recognized that a large part of any individual stock’s movement is “explained” by the contemporaneous movement in the stock market as a whole and that a large part of the remaining movement is explained by the contemporaneous movement of the stock’s industry group. Thus, a portfolio that is highly concentrated in a single industry involves greater risk of loss than one that is diversified across industries, because the less diversified portfolio is highly sensitive to fluctuations in that particular industry.

The Optimizer. The Optimizer uses the results of the Forecasting System and the Factor Model to determine a portfolio believed to have the greatest risk-adjusted expected return. In practice, this means choosing positions with the greatest expected profits according to the forecasts, while limiting exposure to the factors in the Factor Model. The problem is complicated, both conceptually and computationally, by the range of horizons in the forecasts, which requires the Optimizer to balance estimates of risks and rewards at different times in the future to decide its positions across time.

Execution System. Once the Optimizer has selected portfolio securities to be held long and short, it is still a challenge to execute efficiently (with minimal market impact) the trades needed to take these positions. As the expected profit from any individual trade is small, excessive market impact could erase that profit. HCM has developed an order management system, which uses refined algorithms to determine the timing and aggressiveness of trades and is intended to minimize the market impact of trades.

NON-FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. Neither of the Funds have fundamental investment objectives, and each may be changed without the consent of a majority of the outstanding shares of that Fund.

INVESTMENT RISKS

There can be no assurance that the Funds will achieve their investment objectives.

The main risks associated with investing in each Fund are summarized in its “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

Please note that each Fund also may use strategies that are not described herein but which are described in the “Risk and Reward Elements for the Funds” later in the prospectus and in the Statement of Additional Information.

Main Risks

Commodity Risk. (applicable to the Highbridge Dynamic Commodities Strategy Fund) Because the Fund will have a significant portion of its assets concentrated in commodity-linked securities, developments affecting commodities will have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that the Fund’s use of leverage will be successful.

Counterparty Risk. Commodity-linked derivatives, repurchase agreements, swap agreements, and other forms of financial instruments that involve counterparties subject a Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of default, a Fund could experience lengthy delays in recovering some or all of its assets as a result of bankruptcy or other reorganization

FEBRUARY 28, 2013	11

More About the Funds (continued)

proceedings. A Fund could also experience limited recoveries or no recovery at all, and the value of your investment could decline as a result. Though a Fund may attempt to limit counterparty risk by using counterparties whose credit rating is judged by the Fund or by a national rating organization to be of investment grade, there can be no guarantee that the counter-party will default.

Subsidiary Risk. (applicable to the Highbridge Dynamic Commodities Strategy Fund) By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. As described in “Tax Risk” below, the Fund has received a private letter ruling from the Internal Revenue Service (the IRS) with respect to income derived from its investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.

Interest Rate Risk. (applicable to the Highbridge Dynamic Commodities Strategy Fund) The Fund invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Redemption Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to or is required to sell are illiquid. A Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Equity Market Risk. (applicable to the Highbridge Statistical Market Neutral Fund) The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk. The Funds’ strategy may involve more risk than other funds that do not engage in short selling. The Funds’ use of short sales in combination with long positions in each Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if a Fund held only long positions. It is possible that a Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to that Fund.

In order to establish a short position in a security, a Fund must first borrow the security from a lender, such as a broker or other institution. A Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that a Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After selling a security short, a Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. A Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, a Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. A Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when a Fund replaces the security. A Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that a Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that a Fund will lose some or all of the potential profit from, or incur a

12	HIGHBRIDGE FUNDS

loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The SEC or financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of a Fund.

Derivatives Risk. The Funds may use derivatives in connection with their investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) including credit risk of the derivative counterparty. In addition, a Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. A Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and required to identify and earmark assets to provide asset coverage for derivative transactions.

Each Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact a Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Quantitative Trading Strategies Risk. (applicable to the Highbridge Statistical Market Neutral Fund) Quantitative trading strategies, including statistical arbitrage, are highly complex, and for their successful application, require sophisticated mathematical calculations and complex computer programs. Such trading strategies are dependent upon computer and telecommunications technologies and upon adequate liquidity in markets traded. The successful execution of these strategies could be severely compromised by, among other things, a diminution in the liquidity of the markets traded, telecommunications failures, power loss and software-related “system crashes.” These trading strategies are also dependent on historical correlations that may not always be true and may result in losses. In addition, the “slippage” from entering and exiting positions (i.e., the market impact of trades identified by the quantitative trading strategies) may be significant and may result in losses.

High Portfolio Turnover Risk. (applicable to the Highbridge Statistical Market Neutral Fund) The techniques and strategies contemplated by the Fund are expected to result in a high degree of portfolio turnover. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gain, including short-term capital gain that will generally be taxable to shareholders as ordinary income, and may adversely impact the Fund’s after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Additional Risks

CFTC Regulation Risk. (applicable to the Highbridge Dynamic Commodities Strategy Fund) The Commodity Futures Trading Commission (CFTC) has recently adopted amendments to CFTC Rule 4.5, which subject the Fund to regulation by the CFTC, and the Fund will be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the rules have not yet been adopted, and it is unclear what the effect of those rules will be on the Fund if they are adopted.

Currency Risk. (applicable to the Highbridge Dynamic Commodities Strategy Fund) Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is

FEBRUARY 28, 2013	13

More About the Funds (continued)

worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns. However, the Fund does not typically use this hedging strategy for its emerging markets currency exposure.

Credit Risk. (applicable to the Highbridge Dynamic Commodities Strategy Fund) There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Inflation-Linked Security Risk. (applicable to the Highbridge Dynamic Commodities Strategy Fund) Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for all Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Tax Risk. (applicable to the Highbridge Dynamic Commodities Strategy Fund) The Fund gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The Fund may also gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of Internal Revenue Code, as amended (the Code), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives. The Internal Revenue Service (IRS) issued a revenue ruling which holds that income derived from certain commodity-index derivative contract investments is not qualifying income under Subchapter M of the Code. The Fund has received a private letter ruling from the IRS confirming that income derived from the Fund’s investment in its Subsidiary will constitute qualifying income to the Fund. In addition, the Fund has received a private letter ruling from the IRS confirming that income produced by the Fund’s investment in certain commodity-linked notes also constitutes qualifying income to the Fund. Based on such rulings, the Fund will seek to gain exposure to the commodity markets primarily through its investments in the Subsidiary and also through its investment in commodity-linked notes. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investment in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M of the Code, or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. The Fund’s investment in the Subsidiary and its use of commodity-linked notes involve specific risks. See “Subsidiary Risk” for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary. See “Commodity Risk” and “Derivatives Risk” for further information regarding commodity-linked notes, including the risks associated with these instruments.

ETF and Investment Company Risk. A Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of a Fund’s expenses and similar expenses of the underlying investment company or ETF when a Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

For more information about risks associated with the types of investments that the Funds purchase, please read the “Risk/Return Summaries” and the “Risk and Reward Elements for the

14	HIGHBRIDGE FUNDS

Funds” later in the prospectus and in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Funds may invest all or most of their total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Funds from meeting their investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Funds are engaged in a temporary defensive position, they may not meet their investment objectives. Therefore, the Funds will pursue a temporary defensive position only when market conditions warrant.

FEBRUARY 28, 2013	15

The Funds’ Management and Administration

Each Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds.

Each Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Funds’ Investment Adviser and Sub-Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Highbridge Dynamic Commodities Strategy Fund and the Subsidiary and Highbridge Capital Management, LLC (HCM) is the investment sub-adviser. JPMIM is the investment adviser to the Highbridge Statistical Market Neutral Fund and HCM is the investment sub-adviser. JPMIM and HCM make the day-to-day investment decisions for the Funds and Subsidiary.

JPMIM and HCM are wholly-owned subsidiaries of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017, and HCM is located at 40 West 57th Street, New York, NY 10019.

HCM is a global alternative investment management firm founded in 1992. Since its inception, the firm has developed a leading, diversified investment platform that includes hedge funds, traditional asset management products and private equity. With approximately 300 employees, including approximately 100 investment professionals, HCM manages capital for sophisticated investors, including financial institutions, public and corporate pension funds, endowments, foundations and family offices, as well as individuals. The firm is based in New York with offices in London and Hong Kong.

During the most recent fiscal year ended 10/31/12, JPMIM was paid management fees (net of waivers), as shown below, as a percentage of average daily net assets:

Highbridge Dynamic Commodities Strategy Fund	0.75%
Highbridge Statistical Market Neutral Fund	1.39%

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory and sub-advisory agreements for the Funds is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Managers

Highbridge Dynamic Commodities Strategy Fund

The portfolio management team consists of Sassan Alizadeh, Mark Nodelman and Christopher M. Tufts.

Sassan Alizadeh, Ph.D. Dr. Alizadeh is a Managing Director of HCM and Senior Portfolio Manager for the Global Macro Group. He is responsible for leadership of the Group as well as overseeing the Group’s research agenda and portfolio management duties. Dr. Alizadeh has over 18 years experience in systematic and quantitative trading. He began his career as the first Manager of Research at Quantitative Financial Strategies where he helped to develop and implement proprietary trading strategies. For six years starting in 1994, he was a proprietary trader at Bear Stearns where he traded several different systematic and quantitative strategies. He later joined Parametric Capital Management as head of Futures Trading where he implemented and traded a currency and commodity global macro model before joining HCM in April 2003. Dr. Alizadeh has a B.S. and M.S. in electrical engineering from Tufts University, an M.B.A. from The Wharton School of the University of Pennsylvania and a Ph.D. in economics from the University of Pennsylvania. He currently is an Adjunct Professor of Finance in the Masters of Financial Engineering program at Polytechnic Institute of New York University. Additionally, Dr. Alizadeh has performed academic research in various areas of finance and co-authored and published, as lead paper in the Journal of Finance, an article in the area of stochastic volatility estimation and its ramifications in the foreign currency markets. This work also was awarded first prize at the Wharton School’s Rodney L. White Center for Financial Research for “Outstanding Working Paper in Investment Research for 2001”.

Mark Nodelman, CFA. Mr. Nodelman is a Managing Director of HCM and a Portfolio Manager for the Global Macro Group. He is responsible for portfolio management duties and commodities and global macro research. He joined HCM in May 2008 from Goldman Sachs, where he spent nine years as a researcher and a Portfolio Manager in the Quantitative Investment Strategies Group. At Goldman Sachs, Mr. Nodelman co-managed the team’s commodities effort, developing relative value, timing

16	HIGHBRIDGE FUNDS

and event driven systematic strategies to trade commodities futures, swaps and options. Mr. Nodelman also launched and managed several quantitative commodities vehicles, including Goldman Sachs Commodities Funds and Goldman Sachs Quantitative Commodities Master Fund. Additionally, Mr. Nodelman was responsible for deploying these strategies and other global macro quantitative strategies within several of the firm’s global macro hedge funds, including Global Alpha (over $10 billion in assets under management). Mr. Nodelman holds a B.S. in Economics from The Wharton School of the University of Pennsylvania and an M.B.A. from New York University.

Christopher M. Tufts. Mr. Tufts is a Managing Director of JPMIM and is responsible for the fixed income investments portion of the Fund. He has been a portfolio manager with JPMIM since 2003 and an employee of the firm since 1997. Mr. Tufts holds a B.A. in Economics and French from the College of the Holy Cross.

Highbridge Statistical Market Neutral Fund

The portfolio management team has been comprised of Alain Sunier and Jerome Benveniste since the Fund’s inception. Peter Beebee has also been a member of the portfolio management team since February 2008.

Alain Sunier. Mr. Sunier is a Managing Director of HCM and Portfolio Manager for HCM’s Statistical Arbitrage Group. He is responsible for adjusting the weights of the forecasts and maintaining the Factor Model as well as for providing research leadership for the development of the Forecasting Model. He joined HCM in May 2005. From March 2003 through May 2005, Mr. Sunier worked at Citadel Investment Group in a senior research role for statistical arbitrage strategies. From February 1999 through March 2003, Mr. Sunier was employed by Barclays Global Investors, serving Head of US Equity Research in the Advanced Strategies and Research Group. Prior to BGI, he worked at Long Term Capital Management in equities research. Mr. Sunier began his career at Goldman Sachs, where he worked on trading algorithms and convertible bond models. Mr. Sunier was enrolled in the doctoral program in finance at the University of Chicago where he received his MBA.

Jerome Benveniste, Ph.D. Mr. Benveniste is a Managing Director of HCM and Portfolio Manager for HCM’s Statistical Arbitrage Group. He is responsible for adjusting the weights of the forecasts and maintaining the Factor Model as well as for research, development and implementation of the Forecasting Model. He joined HCM in May 2002. From January 1999 through May 2002, Mr. Benveniste was an assistant professor of mathematics at Stanford and Case Western Reserve Universities, where he pursued research in differential geometry, algebraic groups, and ergodic theory. Mr. Benveniste holds an A.B. from Harvard University and a Ph.D. from the University of Chicago, both in mathematics.
Peter Beebee. Mr. Beebee is a Managing Director of HCM and a Portfolio Manager for HCM’s Statistical Arbitrage Group. He joined the firm in April 2003. Before joining HCM, Mr. Beebee was the Chief Technology Officer of Visible Markets, an ECN for mortgage-backed securities. Mr. Beebee also worked at the Xerox Palo Alto Research Center and Microsoft. Mr. Beebee received bachelor degrees in Computer Science and Mathematics from MIT.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

The Funds’ Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of each Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Funds’ Shareholder Servicing Agent

The Trust, on behalf of the Funds, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class C and Select Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Funds’ Distributor

JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are

FEBRUARY 28, 2013	17

The Funds’ Management and Administration (continued)

payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

The Highbridge Dynamic Commodities Strategy Fund’s Wholly-Owned Subsidiary

The Subsidiary is a company organized under the laws of the Cayman Islands and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors.

The Subsidiary will be managed pursuant to compliance policies and procedures that are the same in all material respects as the policies and procedures adopted by the Fund. As a result, in managing the Subsidiary’s portfolio, JPMIM and HCM are subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the Fund’s SAI. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board regarding the Subsidiary’s compliance with its policies and procedures.

The Subsidiary has entered into separate contracts with JPMIM and its affiliates to provide investment advisory and other services to the Subsidiary. JPMIM has entered into a contract with HCM to serve as sub-adviser to the Subsidiary. JPMIM has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid to JPMIM by the Subsidiary. This waiver will continue in effect so long as the Fund invests in the Subsidiary and may not be terminated without approval by the Fund’s Board. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services.

Consolidated results of the Fund and its Subsidiary will be included in the Fund’s annual reports and semi-annual reports provided to shareholders. Copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus. Please see the SAI for additional information about the organization and management of the Subsidiary.

18	HIGHBRIDGE FUNDS

How to Do Business with the Funds

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Funds through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in a Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from a Fund.

Select Class Shares may also be purchased directly from the Funds by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Funds are open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin

Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by a Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by a Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to a Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

FEBRUARY 28, 2013	19

How to Do Business with the Funds (continued)

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems or procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the class’ minimum and eligibility requirements.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

20	HIGHBRIDGE FUNDS

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirement to purchase Select Class Shares.

Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called “Annual Fund Operating Expenses.”

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within a Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by a Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before a Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining a Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by a Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

FEBRUARY 28, 2013	21

How to Do Business with the Funds (continued)

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent a Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when a Fund does not price its shares, the value of a Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the Fund or Funds and share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25 per Fund.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Officers, directors or trustees, retirees and employees, and their immediate family members, (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be

22	HIGHBRIDGE FUNDS

accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to a Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Funds.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Funds.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

FEBRUARY 28, 2013	23

How to Do Business with the Funds (continued)

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Funds from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Funds. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Funds’ Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Funds, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Funds is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUNDS[1]
Amount of Purchase	Sales Charge as a % of Offering Price	Sales Charge as a % of your Investment	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000-$99,999	4.50	4.71	4.05
$100,000-$249,999	3.50	3.63	3.05
$250,000-$499,999	2.50	2.56	2.05
$500,000-$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**

If you purchase $1 million or more of Class A Shares of the Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1.00% of the purchase price if you redeem any or all of the Class A Shares of a Fund during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares of a Fund between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will

24	HIGHBRIDGE FUNDS

be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Funds permit you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

•

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date of the Letter of Intent is received by the Funds or your Financial Intermediary are considered in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

FEBRUARY 28, 2013	25

How to Do Business with the Funds (continued)

Additional information regarding the reduction of Class A sales charges is available in the Funds’ Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Funds if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions who have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a financial intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this

26	HIGHBRIDGE FUNDS

reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was created through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (a “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested in the Funds’ IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you (or your spouse or domestic partner) can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Funds.

How the Class C CDSC is Calculated

Each Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares

(including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Funds:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.

Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to

FEBRUARY 28, 2013	27

How to Do Business with the Funds (continued)

qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial

Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

Each Fund has adopted a Distribution Plan under Rule 12b-1 with respect to Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of shares of the Funds. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

28	HIGHBRIDGE FUNDS

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of a Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of a Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, Short-Intermediate Municipal Bond Fund and Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short-Term Bond Funds.

Class C Shares of any Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

Select Class Shares of a Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).
•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of a Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged, except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchange.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable to Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

FEBRUARY 28, 2013	29

How to Do Business with the Funds (continued)

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Funds are open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by a Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.

The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, with respect only to Class A and Class C Shares.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

30	HIGHBRIDGE FUNDS

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in a Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class C CDSC. Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, each Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on a Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Funds may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	31

Shareholder Information

DISTRIBUTIONS AND TAXES

Each Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. If a Fund’s income not constituting “qualifying income” were to exceed 10% of the Fund’s gross income, (for example, income with respect to the Highbridge Dynamic Commodities Strategy Fund’s investments in certain commodity-linked derivatives) the Fund would fail to qualify as a regulated investment company. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders. A Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments.

Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

Each Fund generally declares and distributes net investment income, if any, at least quarterly. Each Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, each Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by a Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gains will be taxable as ordinary income. It is unlikely that dividends from the Highbridge Dynamic Commodities Strategy Fund will qualify to any significant extent for designation as qualified dividend income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by a Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

With respect to the Highbridge Dynamic Commodities Strategy Fund, it is anticipated that for federal income tax purposes, income and capital gain earned by the Subsidiary and distributed to the Fund and its shareholders will be considered a distribution of net investment income generally taxable as ordinary income. Net losses earned by the Subsidiary may not be netted with income or capital gain earned within the Fund and may not be carried forward for use in future years.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of a Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by a Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

32	HIGHBRIDGE FUNDS

A Fund’s investments in derivative instruments, mortgage-backed securities and asset-backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

A Fund’s transactions in futures contracts, short sales, swaps and other derivatives, as well as transactions classified as wash sales for U.S. federal income tax purposes, will be subject to special tax rules, the effect of which may be to accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. A Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above described and other investments to each Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed will be available online at www.jpmorganfunds.com.

Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Funds, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Funds redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to the systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Funds or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Funds may process corrections up to 15 months after the date printed on

FEBRUARY 28, 2013	33

Shareholder Information (continued)

the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by each Fund to the investment adviser. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at

www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, each Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Highbridge Statistical Market Neutral Fund will disclose its ten largest portfolio holdings and the percentage that each represents of the Fund’s portfolio as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

34	HIGHBRIDGE FUNDS

Risk and Reward Elements for the Funds

This table discusses the main elements that may make up a Fund’s overall risk and reward characteristics. It also outlines a Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• A Fund could underperform its benchmark due to its securities and asset allocation choices	• A Fund could outperform its benchmark due to these same choices	• The adviser focuses its management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Market conditions affecting the Highbridge Dynamic Commodities Strategy Fund

•   The Fund’s share price and performance will fluctuate in response to bond and commodity market movements

•   The value of most bonds will fall when prevailing interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•    Asset-backed securities (securities representing an interest in, or secured by, a pool of assets such as receivables) could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated, or are defaulted

•   Bonds have generally outperformed money market investments over the long term, with less risk than stocks

•   Commodities can act as a hedge against inflation and may be less correlated to changes in the securities market

•    Most bonds will rise in value when interest rates fall

•   Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

•   Under normal circumstances the Fund plans to remain fully invested, in accordance with its policies

•   The Fund seeks to limit risk and enhance performance through active management and/or diversification

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high-quality short-term instruments

FEBRUARY 28, 2013	35

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting the Highbridge Statistical Market Neutral Fund

•   The Fund’s share price and performance will fluctuate in response to stock market movements

•   The market value of convertible securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates

•   Adverse market, economic, political and other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long-term

•   A diversified, balanced portfolio of long and short equity positions should reduce exposure to broad market movements

•   Under normal circumstances the Fund plans to remain fully invested, in accordance with its policies

•   In addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities. The Fund may invest uninvested cash in affiliated money market funds

•    The Fund seeks to limit risk and enhance performance through active management and/or diversification

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high-quality short-term instruments

Short-term trading

•   Increased trading would raise a Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce a Fund’s returns

	• A Fund could realize gain in a short period of time • A Fund could protect against losses if a security is overvalued and its value later falls	• A Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

36	HIGHBRIDGE FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short selling

•   Short sales may not have the intended effects and may result in losses

•    A Fund may not be able to close out a short position at a particular time or at an acceptable price

•    A Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•    Segregated or earmarked assets and posting collateral with respect to short sales may limit a Fund’s investment flexibility

•    Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•   A Fund could make money and protect against losses if management’s analysis proves correct

•   Short selling may allow a Fund to generate positive returns in declining markets

•    Short selling may allow a Fund to implement insights into sectors it expects to underperform

•    Short selling may allow the Highbridge Statistical Market Neutral Fund to diversify its holdings across a larger number of securities

•   A Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•   A Fund makes short sales through brokers that the Adviser has determined to be creditworthy

•    The Highbridge Statistical Market Neutral Fund will generally be invested on a market neutral basis, though performance of the Fund’s position may cause the Fund to be moderately net short or net long at any given time

Derivatives[1]

•   Derivatives such as futures and swaps[2] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to a Fund that would not have otherwise occurred

•    A Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase a Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit a Fund’s investment flexibility

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Certain types of derivatives involve costs to a Fund which can reduce returns

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by a Fund, accelerate recognition of income to a Fund, affect the holding period of a Fund’s assets and defer recognition of certain of a Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Funds could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   Each Fund uses derivatives to increase the Fund’s gain and for hedging and risk management purposes (i.e., to establish or adjust exposure to particular securities or markets), risk management may include management of the Fund’s exposure relative to its benchmark

•    Each Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    While each Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio

•    Each Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

1	The Highbridge Statistical Market Neutral Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition. The Highbridge Dynamic Commodities Strategy Fund is subject to regulation under the Commodity Exchange Act.

2	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities or commodities index. A swap is a privately negotiated agreement to exchange one stream of payments for another.

FEBRUARY 28, 2013	37

Risk and Reward Elements for the Funds (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs)[1] and other investment companies

•   If a Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether actively or passively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, a Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, a Fund may invest in both affiliated and unaffiliated money market funds without limit subject to a Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depository receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

38	HIGHBRIDGE FUNDS

This Page Intentionally Left Blank.

FEBRUARY 28, 2013	39

Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.

To the extent a Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
Highbridge Dynamic Commodities Strategy Fund
Class A
Year Ended October 31, 2012	$18.94	(0.25	)(e)	$(2.67)	$(2.92)	$(0.78)	$(0.10)	$(0.88)	$—
Year Ended October 31, 2011	17.90	(0.31	)(e)	1.72	1.41	—	(0.37)	(0.37)	—	(f)
January 13, 2010(g) through October 31, 2010	15.00	(0.17	)(e)	3.07	2.90	—	—	—	—	(f)

Class C
Year Ended October 31, 2012	18.78	(0.34	)(e)	(2.64)	(2.98)	(0.71)	(0.10)	(0.81)	—
Year Ended October 31, 2011	17.84	(0.41	)(e)	1.72	1.31	—	(0.37)	(0.37)	—	(f)
January 13, 2010(g) through October 31, 2010	15.00	(0.23	)(e)	3.07	2.84	—	—	—	—	(f)

Select Class
Year Ended October 31, 2012	19.03	(0.21	)(e)	(2.68)	(2.89)	(0.82)	(0.10)	(0.92)	—
Year Ended October 31, 2011	17.95	(0.26	)(e)	1.71	1.45	—	(0.37)	(0.37)	—	(f)
January 13, 2010(g) through October 31, 2010	15.00	(0.14	)(e)	3.09	2.95	—	—	—	—	(f)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earning credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of operations.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

40	HIGHBRIDGE FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate* (b)

$15.14	(15.93)%	$149,625	1.59%	(1.48)%	1.91%	45%
18.94	7.94	261,952	1.64	(1.54)	1.90	16
17.90	19.33	38,127	1.64	(1.39)	2.26	0

14.99	(16.37)	52,417	2.09	(1.97)	2.41	45
18.78	7.40	90,107	2.14	(2.04)	2.40	16
17.84	18.93	9,832	2.14	(1.88)	2.71	0

15.22	(15.70)	1,632,144	1.32	(1.20)	1.66	45
19.03	8.15	2,059,222	1.39	(1.29)	1.65	16
17.95	19.67	437,453	1.39	(1.14)	2.15	0

FEBRUARY 28, 2013	41

Financial Highlights (continued)

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Highbridge Statistical Market Neutral Fund
Class A
Year Ended October 31, 2012	$14.68	$(0.40	)(e)(f)	$0.27	$(0.13)	$—
Year Ended October 31, 2011	15.21	(0.33	)(e)	(0.20)	(0.53)	—
Year Ended October 31, 2010	15.88	(0.39	)(e)	(0.28)	(0.67)	—
Year Ended October 31, 2009	16.27	(0.36	)(e)	(0.01)	(0.37)	(0.02)
Year Ended October 31, 2008	15.62	0.05	(e)	1.34	1.39	(0.74)

Class C
Year Ended October 31, 2012	14.39	(0.46	)(e)(f)	0.26	(0.20)	—
Year Ended October 31, 2011	14.99	(0.39	)(e)	(0.21)	(0.60)	—
Year Ended October 31, 2010	15.73	(0.46	)(e)	(0.28)	(0.74)	—
Year Ended October 31, 2009	16.18	(0.44	)(e)	— (g)	(0.44)	(0.01)
Year Ended October 31, 2008	15.52	(0.02	)(e)	1.32	1.30	(0.64)

Select Class
Year Ended October 31, 2012	14.84	(0.37	)(e)(f)	0.28	(0.09)	—
Year Ended October 31, 2011	15.35	(0.29	)(e)	(0.22)	(0.51)	—
Year Ended October 31, 2010	15.98	(0.35	)(e)	(0.28)	(0.63)	—
Year Ended October 31, 2009	16.34	(0.32	)(e)	(0.01)	(0.33)	(0.03)
Year Ended October 31, 2008	15.68	0.13	(e)	1.31	1.44	(0.78)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(c)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expenses and interest expense for short sales) for Class A are 1.94% and 2.62% for 2012, 1.94% and 2.54% for 2011, 1.92% and 2.48% for 2010, 1.95% and 2.46% for 2009 and 1.96% and 2.45% for 2008; for Class C are 2.44% and 3.13% for 2012, 2.44% and 3.04% for 2011, 2.43% and 2.99% for 2010, 2.45% and 2.96% for 2009 and 2.46% and 2.95% for 2008; for Select Class are 1.69% and 2.38% for 2012, 1.69% and 2.29% for 2011, 1.68% and 2.24% for 2010, 1.70% and 2.21% for 2009 and 1.71% and 2.20% for 2008 respectively.
(d)	Commencing for the year ended October 31, 2009, the Fund presented portfolio turnover in two ways, one including short sales and the other excluding short sales. For periods prior to October 31, 2009, the Fund’s portfolio turnover calculation excluded short sales.
(e)	Calculated based upon average shares outstanding.
(f)	Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss) per share would have been $(0.42), $(0.48) and $(0.39) for Class A, Class C and Select Class Shares, respectively and the net investment income (loss) ratio would have been (2.85)%, (3.34)% and (2.59)% for Class A, Class C and Select Class Shares, respectively.
(g)	Amount rounds to less than $0.01.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

42	HIGHBRIDGE FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)(c)	Net investment income (loss)		Expenses without waivers, reimbursements and earning credits (including dividend and interest expense for securities sold short) (c)	Portfolio turnover rate (excluding short sales) *(d)	Portfolio turnover rate (including short sales) *(d)

$14.55	(0.89)%	$205,025	3.98%	(2.73	)%(f)	4.66%	451%	916%
14.68	(3.48)	501,934	3.66	(2.18)		4.26	673	1,398
15.21	(4.22)	814,296	3.76	(2.51)		4.32	496	1,017
15.88	(2.25)	1,074,747	4.01	(2.23)		4.52	638	1,276
16.27	9.33	502,087	3.31	0.31		3.80	796	—

14.19	(1.39)	44,388	4.48	(3.22	)(f)	5.17	451	916
14.39	(4.00)	78,333	4.13	(2.65)		4.73	673	1,398
14.99	(4.70)	171,961	4.27	(3.01)		4.83	496	1,017
15.73	(2.73)	299,034	4.51	(2.74)		5.02	638	1,276
16.18	8.73	137,773	3.81	(0.11)		4.30	796	—

14.75	(0.61)	375,554	3.73	(2.47	)(f)	4.42	451	916
14.84	(3.32)	545,296	3.43	(1.89)		4.02	673	1,398
15.35	(3.94)	1,261,887	3.52	(2.26)		4.08	496	1,017
15.98	(2.01)	2,046,527	3.76	(1.99)		4.27	638	1,276
16.34	9.61	937,314	3.06	0.79		3.55	796	—

FEBRUARY 28, 2013	43

HOW TO REACH US

MORE INFORMATION

For investors who want more information on these Funds, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about each Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on each Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-HBRDGACS-213

Prospectus

Highbridge Funds

Class R5 Shares

February 28, 2013

Highbridge Dynamic Commodities Strategy Fund

Ticker: HDCRX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Highbridge Dynamic Commodities Strategy Fund

Class/Ticker: R5/HDCRX

What is the goal of the Fund?

The Fund seeks long-term total return.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	1.00%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.46
Shareholder Service Fees	0.05
Remainder of Other Expenses[2]	0.41
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.47
Fee Waivers and Expense
Reimbursements[3,4]	(0.26)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3,4]	1.21

1	Includes the operating expenses of HCM Commodities Strategy Fund, Ltd., the Fund’s wholly-owned subsidiary.

2	Includes the advisory fee paid by the subsidiary to its adviser and other expenses of the subsidiary (excluding Acquired Fund Fees and Expenses).

3	The Fund’s adviser has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid by the subsidiary to its adviser. This waiver will continue in effect so long as the Fund invests in the subsidiary and may not be terminated without approval by the Fund’s Board.

4	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent the total annual fund operating expenses of the Fund, inclusive of the subsidiary, (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.20% of the average daily net assets of Class R5 Shares, respectively. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	123	439	778	1,735

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 45% of the average value of its portfolio.

FEBRUARY 28, 2013	1

Highbridge Dynamic Commodities Strategy Fund (continued)

What are the Fund’s main investment strategies?

The Fund seeks to achieve its objective by investing in a diversified portfolio of commodity-linked derivatives. The Fund will also invest in fixed income securities.

Commodity Investments

The Fund’s sub-adviser, Highbridge Capital Management, LLC (HCM or the Sub-Adviser), utilizes a systematic and fundamental approach to commodities investing with a strong emphasis on risk management. The strategy employs factors based on economic principles, including the impact of historical prices, the perceived relationships between and among the various commodities and other macroeconomic factors. This strategy also focuses on downside risk management and liquidity by using a drawdown management process described below in “Investment Process,” which may result in limited exposure to commodities during certain economic periods.

The Fund invests in commodity-linked derivative instruments, such as commodity-linked notes, swap agreements, commodity options, futures and options on futures that provide exposure to the investment returns of the commodities markets without investing directly in physical commodities. Commodities are assets that have tangible properties, such as oil, metals, and agricultural products. Derivatives are instruments that have a value based on another instrument, exchange rate or index and will generally be used as substitutes for commodities. It is expected that certain of the Fund’s investments will produce leveraged exposure to the commodities markets.

The Fund will gain exposure to commodity markets primarily by investing up to 25% of its total assets in the HCM Commodities Strategy Fund Ltd., a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the Subsidiary). The Subsidiary is advised by J.P. Morgan Investment Management Inc. (JPMIM or Adviser) and sub-advised by HCM and has the same investment objective as the Fund. The Subsidiary (unlike the Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked derivative instruments, including derivative instruments linked to the value of a particular commodity or commodity futures contract, or a subset of commodities or commodity futures contracts. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund.

The Subsidiary may use derivatives to obtain significant amounts of long or short exposure in an attempt to increase the Subsidiary’s income or gain, to hedge various investments and for risk management. The long and short positions held by the Subsidiary will vary in size as market opportunities change. The Fund’s commodity-related long positions and their equivalents will range between 0% and 200% of the value of the Fund’s net assets. The Fund’s commodity-related short positions and their equivalents will range between 0% and 100% of the value of the Fund’s net assets. In rising markets, the Fund expects that the value of the long positions will appreciate more rapidly than the short positions, and in declining markets, that the value of the short positions will appreciate more rapidly than the long positions.

The Fund’s or the Subsidiary’s investments in commodity-linked derivative instruments may deviate from the returns of any particular commodity index. The Fund or the Subsidiary may also overweight or underweight its exposure to a subset of commodities, such that the Fund has greater or lesser exposure to a subset of commodities than is represented by a particular commodity index.

The Fund and Subsidiary may invest in currency-linked derivative instruments, primarily derivatives linked to “commodity currencies”. The term “commodity currency” generally is used to describe the currency of a country whose economic success is commonly identified with the production and export of commodities (such as precious metals, oil, agricultural products or other raw materials) and whose value is closely linked to the value of such commodities. As the demand for, or price of, such commodities increases, money tends to flow into the country. This generally lifts the country’s economic prospects and supports the value of its currency. Conversely, declines in the demand for, or value of, such commodities historically have contributed to declines in the relative value of these countries’ currencies. The Subsidiary will also invest in other instruments, including fixed income securities, either as investments or to serve as margin or collateral for its derivative positions.

Fixed Income Investments

Assets not invested in commodity-linked derivatives, currency-linked derivatives or the Subsidiary will be invested in fixed income securities. The fixed income portion of the Fund is intended to provide liquidity and preserve capital. The Fund’s fixed income securities may include: obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury; Treasury Inflation Protected Securities (TIPS); securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes, of U.S. and foreign corporations; debt securities issued or guaranteed by qualified U.S., foreign, and supranational banks, including certificates of deposit, time deposits and other short-term securities; repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities; and corporate debt obligations. The Fund generally will only buy securities that have remaining maturities of 397 days or less. The dollar-weighted average maturity of the Fund’s fixed income investments will generally be 90 days or less.

2	HIGHBRIDGE FUNDS

Investment Process: In managing the Fund, JPMIM is primarily responsible for the fixed-income investments and HCM is responsible for the commodity strategy investments.

Commodity Investments Process

HCM has developed a quantitative economics-based model which targets a fixed, long-term volatility goal. HCM’s model applies a systematic and fundamental investment approach to commodities trading with an emphasis on risk management and is designed to provide insight into forecasting securities returns, managing portfolio risk and executing trades efficiently. The success of the Sub-Adviser’s strategy depends on the interaction of four primary components: the Forecasting System, the Risk Model, the Optimizer and the Execution Process.

The Forecasting System. The Forecasting System encapsulates the Sub-Adviser’s view of predictable sources of return variation for the commodities markets. These views are based on the Sub-Adviser’s research program, which employs factors based on economic principles and durable relationships in the commodities markets.

The Risk Model. The Risk Model forecasts volatility and co-movements among portfolio assets, while incorporating drawdown management. The drawdown management process dynamically decreases (or increases) the Fund’s conditional target risk as the portfolio underperforms (or outperforms). This process adjusts risk levels in an attempt to manage overall drawdowns by adjusting exposures to the entire portfolio of assets instead of reducing exposure on an asset-by-asset basis. Total portfolio exposure may vary as a function of the forecasted risk and correlations of the underlying assets as well as the Fund’s dynamic risk target. HCM may choose to reduce risk/exposure in accordance with the Fund’s targeted volatility level.

The Optimizer. The Optimizer uses the results of the Forecasting System and the Risk Model to determine a portfolio believed to have the greatest risk-adjusted expected return. In practice, this means choosing positions with the greatest expected profits according to the forecasts, while limiting exposure to the risks in the Risk Model.

Execution Process. The Execution Process relies on HCM’s trading desk which executes through a network of broker-dealers in an effort to execute trades efficiently.

Fixed Income Investments Process

JPMIM seeks to develop an appropriate fixed income portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Sub-Adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

The Securities and Exchange Commission (SEC) and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Commodity Risk. Because the Fund will have a significant portion of its assets concentrated in commodity-linked securities, developments affecting commodities will have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of

FEBRUARY 28, 2013	3

Highbridge Dynamic Commodities Strategy Fund (continued)

commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that the Fund’s use of leverage will be successful.

Derivatives Risk. Derivatives, including commodity-linked notes, swap agreements, commodity options, futures and options on futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Counterparty Risk. Commodity-linked derivatives, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets or no recovery at all.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases.

Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the Investment Company Act of 1940 (1940 Act), and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this prospectus and could adversely affect the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

4	HIGHBRIDGE FUNDS

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied over the past two calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. The table compares that performance to the Dow Jones-UBS Commodity Index Total Return and the Lipper Commodities General Funds Average, an average based on the total returns of all funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper average includes the expenses of the mutual funds included in the average. The performance of Class R5 Shares is based on the performance of Select Class Shares prior to the inception of the Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2011	5.78%
Worst Quarter	4th quarter, 2012	-13.94%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Life of Fund (since 1/13/10)
CLASS R5 SHARES
Return Before Taxes	(18.26)%	0.20%
Return After Taxes on Distributions	(18.26)	(0.55)
Return After Taxes on Distributions and Sale of Fund Shares	(11.87)	(0.15)
DOW JONES-UBS COMMODITY INDEX TOTAL RETURN
(Reflects No Deduction for Fees, Expenses or Taxes)	(1.06)	(0.13)
LIPPER COMMODITIES GENERAL FUNDS AVERAGE
(Reflects No Deduction for Taxes)	(3.41)	0.88

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-adviser

Highbridge Capital Management, LLC

Portfolio Manager	Managed Fund Since	Primary Title with Investment Adviser/ Sub-Adviser
Sassan Alizadeh	2010	Managing Director/Sub-Adviser
Mark Nodelman	2010	Managing Director/Sub-Adviser
Christopher Tufts	2010	Managing Director/ Investment Adviser

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

If you are investing through a retirement plan, please follow instructions provided by your plan to invest.

FEBRUARY 28, 2013	5

Highbridge Dynamic Commodities Strategy Fund (continued)

In general, you may redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6	HIGHBRIDGE FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary.

The Fund

The Fund will invest primarily in commodity-linked derivatives, currency-linked derivatives, investments in the Subsidiary and fixed-income investments. Fixed-income investments may include:

•	obligations of the U.S. Treasury

•	securities issued or guaranteed by the U.S. government and its agencies or instrumentalities

•	high quality commercial paper and other short-term debt securities

•	corporate debt obligations

The main investment strategies for the Fund may also include:

•	other investment companies

•

exchange-traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which the Fund may invest

•	sovereign debt

The Fund may utilize these investment strategies to a greater or lesser degree.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the Fund is not fundamental and can be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objective.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Commodity Risk. Because the Fund will have a significant portion of its assets concentrated in commodity-linked securities, developments affecting commodities will have a disproportionate impact on the Fund. The Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The energy sector can be significantly affected by changes in the prices and supplies of oil and other energy fuels, energy conservation, the success of exploration projects, and tax and other government regulations, policies of the Organization of Petroleum Exporting Countries (OPEC) and relationships among OPEC members and between OPEC and oil importing nations. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that the Fund’s use of leverage will be successful.

Counterparty Risk. Commodity-linked derivatives, repurchase agreements, swap agreements, and other forms of financial instruments that involve counterparties subject the Fund to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations. In the event of default, the Fund could experience lengthy delays in recovering some or all of its assets as a result of bankruptcy or other reorganization proceedings. The Fund could also experience limited recoveries

FEBRUARY 28, 2013	7

More About the Fund (continued)

or no recovery at all, and the value of your investment could decline as a result. Though the Fund may attempt to limit counterparty risk by using counterparties whose credit rating is judged by the Fund or by a national rating organization to be of investment grade, there can be no guarantee that the counter-party will default.

Subsidiary Risk. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Fund and are subject to the same risks that apply to similar investments if held directly by the Fund. These risks are described elsewhere in this prospectus. There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this prospectus, is not subject to all the investor protections of the 1940 Act. As described in “Tax Risk” below, the Fund has received a private letter ruling from the Internal Revenue Service (the IRS) with respect to income derived from its investment in the Subsidiary. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as described in this Prospectus and the Statement of Additional Information and could adversely affect the Fund.

Interest Rate Risk. The Fund invests in bonds and other debt securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Short Selling Risk. The Fund’s strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The SEC and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The

8	HIGHBRIDGE FUNDS

use of derivatives may not be successful, resulting in losses to the Fund and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations, and to the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Additional Risks

CFTC Regulation Risk. The Commodity Futures Trading Commission (CFTC) has recently adopted amendments to CFTC Rule 4.5, which subject the Fund to regulation by the CFTC, and the Fund will be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the rules have not yet been adopted, and it is unclear what the effect of those rules will be on the Fund if they are adopted.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns. However, the Fund does not typically use this hedging strategy for its emerging markets currency exposure.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for all Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Tax Risk. The Fund gains exposure to the commodities markets through investments in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures. The

FEBRUARY 28, 2013	9

More About the Fund (continued)

Fund may also gain exposure indirectly to commodity markets by investing in its Subsidiary, which invests primarily in commodity-linked derivative instruments. In order for the Fund to qualify as a regulated investment company under Subchapter M of Internal Revenue Code, as amended (the Code), the Fund must derive at least 90 percent of its gross income each taxable year from certain qualifying sources of income. The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments including, without limitation, investments in certain commodity-linked derivatives. The Internal Revenue Service (IRS) issued a revenue ruling which holds that income derivedfrom certain commodity-index derivative contract investments is not qualifying income under Subchapter M of the Code. The Fund has received a private letter ruling from the IRS confirming that income derived from the Fund’s investment in its Subsidiary will constitute qualifying income to the Fund. In addition, the Fund has received a private letter ruling from the IRS confirming that income produced by the Fund’s investment in certain commodity-linked notes also constitutes qualifying income to the Fund. Based on such rulings, the Fund will seek to gain exposure to the commodity markets primarily through its investments in the Subsidiary and also through its investment in commodity-linked notes. The tax treatment of commodity-linked notes, other commodity-linked derivatives and the Fund’s investment in the Subsidiary may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS that could affect whether income from such investments is qualifying income under Subchapter M of the Code, or otherwise alter the character, timing and/or amount of the Fund’s taxable income or any gains and distributions made by the Fund. The Fund’s investment in the Subsidiary and its use of commodity-linked notes involve specific risks. See “Subsidiary Risk” for further information regarding the Subsidiary, including the risks associated with investing in the Subsidiary. See “Commodity Risk” and “Derivatives Risk” for further information regarding commodity-linked notes, including the risks associated with these instruments.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/Return Summary” and the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objective.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Historical performance for the Class R5 Shares prior to 1/1/11 in the bar chart and 11/30/10 in the table is based on the performance of the Fund’s Select Class Shares, which invest in the same portfolio of securities. Select Class Shares are not offered in this prospectus. The actual returns of Class R5 Shares would have been higher than those shown because Class R5 Shares have lower expenses than Select Class Shares.

10	HIGHBRIDGE FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by Trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser and Sub-Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and the Subsidiary and High-bridge Capital Management, LLC (HCM) is the investment sub-adviser. JPMIM and HCM make the day-to-day investment decisions for the Fund and Subsidiary.

JPMIM and HCM are wholly-owned subsidiaries of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017, and HCM is located at 40 West 57th Street, New York, NY 10019.

HCM is a global alternative investment management firm founded in 1992. Since its inception, the firm has developed a leading, diversified investment platform that includes hedge funds, traditional asset management products and private equity. With approximately 300 employees, including approximately 100 investment professionals, HCM manages capital for sophisticated investors, including financial institutions, public and corporate pension funds, endowments, foundations and family offices, as well as individuals. The firm is based in New York with offices in London and Hong Kong.

During the most recent fiscal year ended 10/31/12, JPMIM was paid a management fee of 0.75% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory and sub-advisory agreements for the Fund is available in the shareholder report for the most recent fiscal period ended October 31.

The Portfolio Managers

The portfolio management team consists of Sassan Alizadeh, Mark Nodelman and Christopher M. Tufts.

Sassan Alizadeh, Ph.D. Dr. Alizadeh is a Managing Director of HCM and Senior Portfolio Manager for the Global Macro Group. He is responsible for leadership of the Group as well as overseeing the Group’s research agenda and portfolio management duties. Dr. Alizadeh has over 18 years experience in systematic and quantitative trading. He began his career as the first Manager of Research at Quantitative Financial Strategies where he helped to develop and implement proprietary trading strategies. For six years starting in 1994, he was a proprietary trader at Bear Stearns where he traded several different systematic and quantitative strategies. He later joined Parametric Capital Management as head of Futures Trading where he implemented and traded a currency and commodity global macro model before joining HCM in April 2003. Dr. Alizadeh has a B.S. and M.S. in electrical engineering from Tufts University, an M.B.A. from The Wharton School of the University of Pennsylvania and a Ph.D. in economics from the University of Pennsylvania. He currently is an Adjunct Professor of Finance in the Masters of Financial Engineering program at Polytechnic Institute of New York University. Additionally, Dr. Alizadeh has performed academic research in various areas of finance and co-authored and published, as lead paper in the Journal of Finance, an article in the area of stochastic volatility estimation and its ramifications in the foreign currency markets. This work also was awarded first prize at the Wharton School’s Rodney L. White Center for Financial Research for “Outstanding Working Paper in Investment Research for 2001”.

Mark Nodelman, CFA. Mr. Nodelman is a Managing Director of HCM and a Portfolio Manager for the Global Macro Group. He is responsible for portfolio management duties and commodities and global macro research. He joined HCM in May 2008 from Goldman Sachs, where he spent nine years as a researcher and a Portfolio Manager in the Quantitative Investment Strategies Group. At Goldman Sachs, Mr. Nodelman co-managed the team’s commodities effort, developing relative value, timing and event driven systematic strategies to trade commodities futures, swaps and options. Mr. Nodelman also launched and managed several quantitative commodities vehicles, including Goldman Sachs Commodities Funds and Goldman Sachs Quantitative Commodities Master Fund. Additionally, Mr. Nodelman was responsible for deploying these strategies and other global macro quantitative strategies within several of the firm’s global macro hedge funds, including Global Alpha (over $10 billion in assets under management). Mr. Nodelman holds a B.S. in Economics from The Wharton School of the University of Pennsylvania and an M.B.A. from New York University.

Christopher M. Tufts. Mr. Tufts is a Managing Director of JPMIM and is responsible for the fixed income investments portion of

FEBRUARY 28, 2013	11

The Fund’s Management and Administration (continued)

the Fund. He has been a portfolio manager with JPMIM since 2003 and an employee of the firm since 1997. Mr. Tufts holds a B.A. in Economics and French from the College of the Holy Cross.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.05% of the average daily net assets of the Class R5 Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

The Fund’s Wholly-Owned Subsidiary

The Subsidiary is a company organized under the laws of the Cayman Islands and is overseen by its own board of directors. The Fund is the sole shareholder of the Subsidiary, and it is currently expected that shares of the Subsidiary will not be sold or offered to other investors.

The Subsidiary will be managed pursuant to compliance policies and procedures that are the same in all material respects as the policies and procedures adopted by the Fund. As a result, in managing the Subsidiary’s portfolio, JPMIM and HCM are subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary. These policies and restrictions are described in detail in the Fund’s SAI. The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures, and makes periodic reports to the Fund’s Board regarding the Subsidiary’s compliance with its policies and procedures.

The Subsidiary has entered into separate contracts with JPMIM and its affiliates to provide investment advisory and other services to the Subsidiary. JPMIM has entered into a contract with HCM to serve as sub-adviser to the Subsidiary. JPMIM has agreed to waive the advisory fee that it receives from the Fund in an amount equal to the advisory fee paid to JPMIM by the Subsidiary. This waiver will continue in effect so long as the Fund invests in the Subsidiary and may not be terminated without approval by the Fund’s Board. The Subsidiary has also entered into separate contracts for the provision of custody, transfer agency and audit services.

12	HIGHBRIDGE FUNDS

Consolidated results of the Fund and its Subsidiary will be included in the Fund’s annual reports and semi-annual reports provided to shareholders. Copies of the reports are provided without charge upon request as indicated on the back cover of this prospectus. Please see the SAI for additional information about the organization and management of the Subsidiary.

FEBRUARY 28, 2013	13

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy Fund shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly through the Fund through JPMDS.

Who can buy shares?

Class R5 Shares may be purchased by retirement plans, Section 529 college savings plans, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees. The only retirement plans that are eligible to purchase shares are group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund.

Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans and individual 403(b) plans.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

14	HIGHBRIDGE FUNDS

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems or procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the

J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully. The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes.

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

16	HIGHBRIDGE FUNDS

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832 FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub-TA Agreements”). Payments made pursuant to such Sub-TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub-TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class R5 Shares may not be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

18	HIGHBRIDGE FUNDS

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	19

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. If the Fund’s income not constituting “qualifying income” (for example, from investments in certain commodity-linked derivatives) were to exceed 10% of the Fund’s gross income, the Fund would fail to qualify as a regulated investment company. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and consequently, a reduction in income available for distribution to shareholders. The Fund’s intention to qualify as a regulated investment company may limit its ability to make certain investments.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least quarterly. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gains will be taxable as ordinary income. It is unlikely that dividends from the Fund will qualify to any significant extent for designation as qualified dividend income.

With respect to taxable shareholders, distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

With respect to taxable shareholders, it is anticipated that for federal income tax purposes, income and capital gain earned by the Subsidiary and distributed to the Fund and its shareholders will be considered a distribution of net investment income generally taxable as ordinary income. Net losses earned by the Subsidiary may not be netted with income or capital gain earned within the Fund and may not be carried forward for use in future years.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

With respect to taxable shareholders, if you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were

20	HIGHBRIDGE FUNDS

included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund’s investments in derivative instruments, mortgage-backed securities and asset-backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.

The Fund’s transactions in futures contracts, swaps and other derivatives, as well as transactions classified as wash sales for U.S. federal income tax purposes, will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed will be available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to the investment adviser. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter.

FEBRUARY 28, 2013	21

Shareholder Information (continued)

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

22	HIGHBRIDGE FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Market conditions

•   The Fund’s share price and performance will fluctuate in response to bond and commodity market movements

•    The value of most bonds will fall when prevailing interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•    Asset-backed securities (securities representing an interest in, or secured by, a pool of assets such as receivables) could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated, or are defaulted

•   Bonds have generally outperformed money market investments over the long term, with less risk than stocks

•   Commodities can act as a hedge against inflation and may be less correlated to changes in the securities market

•   Most bonds will rise in value when interest rates fall

•    Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

•   Under normal circumstances the Fund plans to remain fully invested, in accordance with its policies

•    The Fund seeks to limit risk and enhance performance through active management and/or diversification

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high-quality short-term instruments

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

FEBRUARY 28, 2013	23

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short selling

•   Short sales may not have the intended effects and may result in losses

•    The Fund may not be able to close out a short position at a particular time or at an acceptable price

•    The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•    Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility

•    Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Short selling may allow the Fund to generate positive returns in declining markets

•    Short selling may allow the Fund to implement insights into sectors it expects to underperform

•   The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•    The Fund makes short sales through brokers that the Adviser has determined to be creditworthy

Derivatives[1]

•   Derivatives such as futures and swaps[2] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•   Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives to increase the Fund’s gain and for hedging and risk management purposes (i.e., to establish or adjust exposure to particular securities or markets), risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

1	The Fund is subject to regulation under the Commodity Exchange Act.

2	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities or commodities index. A swap is a privately negotiated agreement to exchange one stream of payments for another.

24	HIGHBRIDGE FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs)[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether actively or passively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board of Trustees that the advisory fees charged by a Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 28, 2013	25

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Class R5
	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions	Redemption fees
Highbridge Dynamic Commodities Strategy Fund
Year Ended October 31, 2012	$19.07	$(0.17	)(e)	$(2.70)	$(2.87)	$(0.85)	$(0.10)	$(0.95)	$—
November 30, 2010(g) through October 31, 2011	17.86	(0.20	)(e)	1.78	1.58	—	(0.37)	(0.37)	—	(f)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earning credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Amount rounds to less than $0.01.
(g)	Commencement of offering of class of shares.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

26	HIGHBRIDGE FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate* (b)

$15.25	(15.57)%	$133,815	1.10%	(0.98)%	1.46%	45%
19.07	8.92	92,441	1.19	(1.09)	1.47	16

FEBRUARY 28, 2013	27

HOW TO REACH US

MORE INFORMATION

For investors who want more information on this Fund, the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAIs and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February, 2013. PR-HDCSR5-213

Prospectus

J.P. Morgan Specialty Funds

Class A, Class B*, Class C & Select Class Shares

February 28, 2013

JPMorgan Research Market Neutral Fund

Class/Ticker: A/JMNAX; B/JMNBX; C/JMNCX; Select/JMNSX

*	Class B Shares are no longer available for new purchases.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Research Market Neutral Fund

Class/Ticker:

A/JMNAX; B/JMNBX; C/JMNCX; Select/JMNSX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 15 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class B	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	NONE	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	5.00%	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	0.75	NONE
Other Expenses	3.46	3.45	3.46	3.42
Dividend Expenses on Short Sales	2.97	2.97	2.97	2.93
Shareholder Service Fees	0.25	0.25	0.25	0.25
Remainder of Other Expenses	0.24	0.23	0.24	0.24
Acquired Fund Fees and Expenses	0.02	0.02	0.02	0.02

Total Annual Fund Operating Expenses	4.98	5.47	5.48	4.69
Fee Waivers and Expense Reimbursements[1]	(0.49)	(0.48)	(0.49)	(0.49)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	4.49	4.99	4.99	4.20

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class B, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50%, 2.00%, 2.00% and 1.25%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

FEBRUARY 28, 2013	1

JPMorgan Research Market Neutral Fund (continued)

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	952	1,900	2,849	5,224
CLASS B SHARES ($)	999	1,888	2,867	5,230
CLASS C SHARES ($)	599	1,590	2,670	5,326
SELECT CLASS SHARES ($)	422	1,370	2,324	4,736

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	952	1,900	2,849	5,224
CLASS B SHARES ($)	499	1,588	2,667	5,230
CLASS C SHARES ($)	499	1,590	2,670	5,326
SELECT CLASS SHARES ($)	422	1,370	2,324	4,736

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 186% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund takes long and short positions in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000 and/or Standard & Poor’s 500 (S&P 500) Indexes, in an effort to insulate the Fund’s performance from the effects of general stock market movements. As of the last reconstitution of the Russell 1000 Index on June 25, 2012 the companies in the index included companies with market capitalizations ranging from $1.4 billion to $540 billion. As of the last reconstitution of the S&P 500 Index on December 21, 2012 the companies in the index included companies with market capitalizations of $1.6 billion to $489 billion.

In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets that the short positions will decline faster than the long positions. The Fund expects that this difference in rates of appreciation, along with any returns on cash generated by short sales, will generate a positive return; the Fund pursues returns exceeding those of 90-day U.S. Treasury Bills.

The Fund purchases securities that it believes are undervalued and sells short securities that it believes are overvalued. The long and short positions are matched on a variety of risk characteristics in order to limit exposure to macroeconomic factors.

In each sector in which the Fund invests, it balances the dollars invested in long and short positions to remain sector neutral. In attempting to neutralize market and sector risks, the Fund emphasizes stock selection as the primary means of generating returns.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund the adviser employs a three-step process that combines research, valuation and stock selection.

The research findings allow the adviser to rank the companies according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team’s findings.

The Fund buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the team selects securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the team often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	temporary mispricings caused by market overreactions

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Strategy Risk. There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to

2	J.P. MORGAN SPECIALTY FUNDS

domestic stock market movements, capitalization, sector-swings or other risk factors.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, the value of your investment in the Fund will be affected.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Class A Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. The performance of Class C Shares is based on the performance of Class B Shares prior to their inception. The performance of the Select Class Shares is based on the performance of Institutional Class Shares prior to their inception. The actual returns of the Class C Shares for this period would have been similar to the returns shown because Class C Shares have similar expenses to Class B Shares. The actual returns of the Select Class Shares would have been lower than the returns shown because Select Class Shares have higher expenses than Institutional Class Shares. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Equity Market-Neutral Funds Average, an average based on the total returns of all funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

The performance figures in the bar chart do not reflect any deduction for the front-end sales charge which is assessed on Class A Shares. If the sales charge were reflected, the performance figures would have been lower.

FEBRUARY 28, 2013	3

JPMorgan Research Market Neutral Fund (continued)

Best Quarter	1st quarter, 2009	4.54%
Worst Quarter	4th quarter, 2011	–3.39%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
CLASS A SHARES
Return Before Taxes	(1.42)%	(0.50)%	1.15%
Return After Taxes on Distributions	(1.42)	(0.58)	(0.80)
Return After Taxes on Distributions and Sale of Fund Shares	(0.93)	(0.44)	0.82
CLASS B SHARES
Return Before Taxes	(1.52)	(0.33)	1.29
CLASS C SHARES
Return Before Taxes	2.48	0.08	1.19
SELECT CLASS SHARES
Return Before Taxes	4.26	0.91	2.10
BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.11	0.52	1.78
LIPPER EQUITY MARKET-NEUTRAL FUNDS AVERAGE
(Reflects No Deduction for Taxes)	1.24	0.38	2.64

After-tax returns are shown for only the Class A Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Terance Chen	2000	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other Funds.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN SPECIALTY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund’s securities may include:

•	common stock

•	derivatives, including futures

The investment strategies for the Fund may also include:

•	other investment companies

•

exchange-traded funds (ETFs), which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	derivatives, including options and swaps

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

The adviser takes an in-depth look at company prospects over a relatively long period — often as much as five years — rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the Fund is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk. The Fund’s strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is a risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the

FEBRUARY 28, 2013	5

More About the Fund (continued)

date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The SEC and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Additional Risks

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired

6	J.P. MORGAN SPECIALTY FUNDS

time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary” and the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

The performance of the Fund’s Class C Shares prior to their launch on 11/2/09 is based on the performance of the Class B Shares of the Fund. The actual returns of the Class C Shares for this period would have been similar to the returns shown because Class C Shares have similar expenses to Class B Shares. The performance of the Fund’s Select Class Shares prior to their launch on 11/2/09 is based on the performance of the Institutional Class Shares of the Fund, which invest in the same portfolio of securities, but are not offered in this prospectus. The actual returns of the Select Class Shares would have been lower than the returns shown because Select Class Shares have higher expenses than Institutional Class Shares.

FEBRUARY 28, 2013	7

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by Trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms, and thus would experience different performance than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal year ended 10/31/12, the adviser was paid management fees (net of waivers) of 0.81% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Manager

The portfolio manager is Terance Chen, Managing Director of JPMIM and a CFA charterholder. Mr. Chen joined JPMIM in 1994 and has managed the Fund since December of 2000. Mr. Chen is a portfolio manager of the U.S. Equity Group.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class A, Class B, Class C and Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as

8	J.P. MORGAN SPECIALTY FUNDS

an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

FEBRUARY 28, 2013	9

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Class B Shares may no longer be purchased or acquired by exchange from share classes other than Class B Shares. Any investment received by the Fund that is intended for Class B Shares will not be accepted and your investment will be returned.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Fund by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s) where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among

10	J.P. MORGAN SPECIALTY FUNDS

the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,
3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class B, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements. Existing shareholders can still reinvest their dividends and exchange their Class B Shares for Class B Shares of other J.P. Morgan Funds; however, Class B Shares are no longer available for new purchases.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class B or Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class B Shares

Shareholders with investments in Class B Shares may continue to hold such shares until they convert to Class A Shares. However, no additional investments will be accepted in Class B Shares. Dividends and capital gain distributions may continue to be reinvested in Class B Shares until their conversion dates. In addition, shareholders invested in Class B Shares will be able to exchange those shares for Class B Shares of other J.P. Morgan Funds offering Class B Shares until they convert.

A CDSC will apply on shares of the Fund sold within six years, measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class B Shares have higher annual expenses than Class A Shares as a result of higher ongoing Rule 12b-1 fees.

Class B Shares automatically convert to Class A Shares after eight years, measured from the first day of the month in which the shares were purchased.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Like Class B Shares, Class C Shares have higher Rule 12b-1 fees than Class A Shares. Unlike Class B Shares, Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of either Class A or Class B Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called “Annual Fund Operating Expenses”.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

12	J.P. MORGAN SPECIALTY FUNDS

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25. If you already hold Class B Shares of a Fund, you may purchase Class A or Class C Shares in the same Fund without regard to the initial minimum investment requirement; however, subsequent investment requirements will apply.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum. Select Class accounts of former One Group Funds opened on or before February 18, 2005 are subject to a $200,000 minimum.

Employees of JPMorgan Chase and its subsidiaries and affiliates may purchase additional Select Class Shares for Select Class Shares accounts opened on or before February 18, 2005 without regard to this minimum. Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may also open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly from the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors or trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

14	J.P. MORGAN SPECIALTY FUNDS

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase only additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 per Fund as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

If you already hold Class B Shares of a Fund, you may purchase Class A or Class C Shares in the same Fund through a Systematic Investment Plan without regard to the initial minimum investment requirement; however, subsequent investment requirements will apply.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A, Class B and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charges for Class A, Class B and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A, Class B and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUNDS
Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1.00% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more of the J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

•

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Shares holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same

16	J.P. MORGAN SPECIALTY FUNDS

sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.	Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was created through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested in the Fund’s IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established , you (or your spouse or domestic partner) can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class B Shares

If you redeem Class B Shares of the Fund within six years of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC according to the following schedule:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	5.00
1–2	4.00
2–3	3.00
3–4	3.00
4–5	2.00
5–6	1.00
More than 6	None

The Distributor paid a commission of 4.00% of the original purchase price to Financial Intermediaries who sell Class B Shares of the Fund.

Conversion Feature

Your Class B Shares automatically convert to Class A Shares after eight years, measured from the first day of the month in which the shares were purchased.

After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Class A Shares.

You will not be assessed any sales charges or fees for conversion of shares, nor will you be subject to any federal income tax as a result of the conversion.

18	J.P. MORGAN SPECIALTY FUNDS

Because the share price of the Class A Shares may be higher than that of the Class B Shares at the time of conversion, you may receive fewer Class A Shares; however, the dollar value will be the same.

If you have exchanged Class B Shares of one J.P. Morgan Fund for Class B Shares of another, the time you held the shares in each Fund will be added together.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class B and Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class B Shares purchased prior to February 19, 2005, the CDSC is based on the current market value or the original cost of the shares, whichever is less. For Class B Shares purchased on or after February 19, 2005 and for Class C Shares, the CDSC is based on the original cost of the shares.

You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class B or Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class B and Class C CDSC

No CDSC is imposed on redemptions of Class B or Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

FEBRUARY 28, 2013	19

How to Do Business with the Fund (continued)

8.	Exchanged for Class B or Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class B or Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 with respect to Class A Shares, Class B Shares and Class C Shares that allows it to pay distribution fees for the sale and distribution of those shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class B and Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund except Class B Shares which are no longer available for new investments. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class B Shares of the Fund may be exchanged for existing Class B Shares of another J.P. Morgan Fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Class C Shares of any Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

For Class A, Class B and Class C Shares only, you can set up a systematic exchange program to automatically exchange

20	J.P. MORGAN SPECIALTY FUNDS

shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund except Class B Shares which are no longer available for new investments.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class B or Class C Shares of the Fund for Class B or Class C Shares, respectively, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class B or Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class B or Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund generally is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares:

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

FEBRUARY 28, 2013	21

How to Do Business with the Fund (continued)

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the

Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, with respect only to Class A Shares, Class B Shares and Class C Shares

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class B or Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class B or Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

22	J.P. MORGAN SPECIALTY FUNDS

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	23

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least quarterly. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund’s investments in certain REIT securities and derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold including when it is not advantageous to do so. The Fund’s investments in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

24	J.P. MORGAN SPECIALTY FUNDS

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Fund may process corrections up to 15 months after the date printed on the

FEBRUARY 28, 2013	25

Shareholder Information (continued)

transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended

June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose its ten largest portfolio holdings and the percentage that each represents of the Fund’s portfolio as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

26	J.P. MORGAN SPECIALTY FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions

•   The Fund’s share price and performance will fluctuate in response to stock market movements

•   The market value of convertible securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates

•   Adverse market, economic, political and other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long-term

•   The Fund’s strategy, if successful, could reduce the effects of stock market fluctuations on the value of the Fund

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies. The Fund may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    The Fund seeks to limit risk and enhance performance through active management and/or diversification

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality short-term instruments

Foreign investments

•   Currency exchange rate movements could reduce gains or create losses

•    The Fund could lose money because of foreign government actions, political instability or lack of adequate and/or accurate information

•    Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•   Favorable exchange rate movements could generate gains or reduce losses

•    Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Emerging markets can offer higher returns

•   The Fund actively manages the currency exposure of its foreign investments relative to its benchmark and may hedge back into the U.S. dollar from time to time (see also “Derivatives”, below); these currency management techniques may not be available for certain investments

•    The Fund anticipates that its total foreign investments will not exceed 20% of its total assets

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

FEBRUARY 28, 2013	27

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Exchange Traded Funds (ETFs)[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether actively or passively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

28	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities

•    Segregated or earmarked assets or collateral accounts established with derivatives may limit the Fund’s investment flexibility

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from such definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	29

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risks

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Short selling

•   Short sales may not have the intended effects and may result in losses

•    The Fund may not be able to close out a short position at a particular time or at an acceptable price

•    The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•    Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility

•    Short sales involve leverage risk and credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•   The Fund could make money and protect against losses if management’s analysis proves correct

•   Short selling may allow the Fund to generate positive returns in declining markets

•    Short selling may allow the Fund to implement insights into securities it expects to underperform

•    Short selling may allow the Fund to diversify its holdings across a larger number of securities

•   The Fund will not engage in short selling if the total market value of all securities sold short would exceed 100% of the Fund’s net assets

•    The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•    The Fund makes short sales through brokers that the adviser has determined to be creditworthy

30	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests

•    The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•    REITs may be more volatile and/or more illiquid than other types of equity securities

•    If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset class in order to further diversify its assets

•   The Fund may receive current income from its REIT investments

•    If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

FEBRUARY 28, 2013	31

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each of the past one through five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Research Market Neutral Fund
Class A
Year Ended October 31, 2012	$14.71	$(0.35	)(g)	$0.08	$(0.27)	$—	$—	$—	$—
Year Ended October 31, 2011	15.30	(0.35	)(g)	(0.24)	(0.59)	—	—	—	—
Year Ended October 31, 2010	15.39	(0.31	)(g)	0.37	0.06	—	(0.15)	—	(0.15)
Year Ended October 31, 2009	13.94	(0.25	)(g)	1.70	1.45	—	—	—	—
Year Ended October 31, 2008	14.49	0.10	(g)	(0.49)	(0.39)	(0.13)	—	(0.03)	(0.16)

Class B
Year Ended October 31, 2012	14.25	(0.40	)(g)	0.06	(0.34)	—	—	—	—
Year Ended October 31, 2011	14.89	(0.41	)(g)	(0.23)	(0.64)	—	—	—	—
Year Ended October 31, 2010	15.05	(0.38	)(g)	0.37	(0.01)	—	(0.15)	—	(0.15)
Year Ended October 31, 2009	13.71	(0.32	)(g)	1.66	1.34	—	—	—	—
Year Ended October 31, 2008	14.27	0.02	(g)	(0.47)	(0.45)	(0.09)	—	(0.02)	(0.11)

Class C
Year Ended October 31, 2012	14.25	(0.41	)(g)	0.07	(0.34)	—	—	—	—
Year Ended October 31, 2011	14.89	(0.40	)(g)	(0.24)	(0.64)	—	—	—	—
November 2, 2009 (j) through October 31, 2010	15.07	(0.36	)(g)	0.33	(0.03)	—	(0.15)	—	(0.15)

Select Class
Year Ended October 31, 2012	15.08	(0.32	)(g)	0.07	(0.25)	—	—	—	—
Year Ended October 31, 2011	15.64	(0.31	)(g)	(0.25)	(0.56)	—	—	—	—
November 2, 2009 (j) through October 31, 2010	15.70	(0.27	)(g)	0.36	0.09	—	(0.15)	—	(0.15)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class A are 1.49% and 1.99% for 2012, 1.48% and 1.93% for 2011, 1.48% and 1.95% for 2010, 1.52% and 2.10% for 2009 and 1.51% and 2.37% for 2008; for Class B are 1.99% and 2.48% for 2012, 1.98% and 2.43% for 2011, 1.98% and 2.45% for 2010, 2.02% and 2.64% for 2009 and 2.01% and 2.87% for 2008; for Class C are 1.99% and 2.49% for 2012, 1.98% and 2.43% for 2011 and 1.99% and 2.45% for 2010; for Select Class are 1.24% and 1.74% for 2012, 1.23% and 1.68% for 2011 and 1.23% and 1.70% for 2010 respectively.
(f)	Commencing with the period ended October 31, 2009, the Fund presented portfolio turnover in two ways, one including short sales and the other excluding short sales. For periods prior to October 31, 2009, the Fund’s portfolio turnover calculation included short sales.
(g)	Calculated based upon average shares outstanding.
(h)	Includes interest expense (except interest expense on securities sold short) of 0.03%.
(i)	Includes interest expense (except interest expense on securities sold short) of 0.01%.
(j)	Commencement of offering of class of shares.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

32	J.P. MORGAN SPECIALTY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (including dividend and interest expense for securities sold short) (d)(e)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (e)	Portfolio turnover rate (excluding short sales) *(b)(f)	Portfolio turnover rate (including short sales) *(b)(f)

$14.44	(1.84)%	$116,146	4.46%		(2.47)%	4.96%	82%	186%
14.71	(3.86)	165,089	4.04		(2.32)	4.49	105	231
15.30	0.42	337,177	3.75		(2.02)	4.22	182	473
15.39	10.40	179,117	3.75	(h)	(1.66)	4.33	218	558
13.94	(2.72)	16,147	3.57	(i)	0.73	4.43	—	517

13.91	(2.39)	741	4.96		(2.93)	5.45	82	186
14.25	(4.30)	1,547	4.54		(2.82)	4.99	105	231
14.89	(0.04)	2,479	4.35		(2.57)	4.82	182	473
15.05	9.77	3,512	4.25	(h)	(2.21)	4.87	218	558
13.71	(3.18)	840	4.07	(i)	0.15	4.93	—	517

13.91	(2.39)	19,275	4.96		(2.97)	5.46	82	186
14.25	(4.30)	27,566	4.54		(2.79)	4.99	105	231
14.89	(0.17)	25,121	4.11		(2.46)	4.57	182	473

14.83	(1.66)	290,794	4.17		(2.19)	4.67	82	186
15.08	(3.58)	341,976	3.79		(2.06)	4.24	105	231
15.64	0.60	610,302	3.34		(1.73)	3.81	182	473

FEBRUARY 28, 2013	33

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295.

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-SPECABCS-213

Prospectus

J.P. Morgan Specialty Funds

Institutional Class Shares

February 28, 2013

JPMorgan Research Market Neutral Fund	Ticker: JPMNX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Research Market Neutral Fund

Class/Ticker: Institutional/JPMNX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation from a broadly diversified portfolio of U.S. stocks while neutralizing the general risks associated with stock market investing.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	3.34
Dividend Expenses on Short Sales	3.00
Shareholder Service Fees	0.10
Remainder of Other Expenses	0.24
Acquired Fund Fees and Expenses	0.02

Total Annual Fund Operating Expenses	4.61
Fee Waivers and Expense Reimbursements[1]	(0.59)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	4.02

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Institutional Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses on Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.00% of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL CLASS SHARES ($)	404	1,339	2,281	4,668

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 186% of the average value of its portfolio.

FEBRUARY 28, 2013	1

JPMorgan Research Market Neutral Fund (continued)

What are the Fund’s main investment strategies?

The Fund takes long and short positions in different securities, selecting from a universe of mid- to large-capitalization stocks with characteristics similar to those of the Russell 1000 and/or Standard & Poor’s 500 (S&P 500) Indexes, in an effort to insulate the Fund’s performance from the effects of general stock market movements. As of the last reconstitution of the Russell 1000 Index on June 25, 2012, the companies in the index included companies with market capitalizations ranging from $1.4 billion to $540 billion. As of the last reconstitution of the S&P 500 Index on December 21, 2012, the companies in the index included companies with market capitalizations of $1.6 billion to $489 billion.

In rising markets, the Fund expects that the long positions will appreciate more rapidly than the short positions, and in declining markets that the short positions will decline faster than the long positions. The Fund expects that this difference in rates of appreciation, along with any returns on cash generated by short sales, will generate a positive return; the Fund pursues returns exceeding those of 90-day U.S. Treasury Bills.

The Fund purchases securities that it believes are undervalued and sells short securities that it believes are overvalued. The long and short positions are matched on a variety of risk characteristics in order to limit exposure to macroeconomic factors.

In each sector in which the Fund invests, it balances the dollars invested in long and short positions to remain sector neutral. In attempting to neutralize market and sector risks, the Fund emphasizes stock selection as the primary means of generating returns.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.

The research findings allow the adviser to rank the companies according to their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team’s findings.

The Fund buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the team selects securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the team often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	temporary mispricings caused by market overreactions

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Strategy Risk. There is no guarantee that the use of long and short positions will succeed in limiting the Fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, the value of your investment in the Fund will be affected.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the

2	J.P. MORGAN SPECIALTY FUNDS

future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Certain of the Fund’s transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Institutional Class Shares has varied from year to year over the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years. It compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the Lipper Equity Market-Neutral

Funds Average, an average based on the total returns of all funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2009	4.68%
Worst Quarter	4th quarter, 2011	–3.23%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL CLASS SHARES
Return Before Taxes	4.51	1.07	2.18
Return After Taxes on Distributions	4.51	0.99	1.80
Return After Taxes on Distributions and Sale of Fund Shares	2.93	0.90	1.69
BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.11	0.52	1.78
LIPPER EQUITY MARKET-NEUTRAL FUNDS AVERAGE
(Reflects No Deduction for Taxes)	1.24	0.38	2.64

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEBRUARY 28, 2013	3

JPMorgan Research Market Neutral Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Terance Chen	2000	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Institutional Class Shares
To establish an account	$3,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN SPECIALTY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund’s securities may include:

•	common stock

•	derivatives, including futures

The investment strategies for the Fund may also include:

•	other investment companies

•

exchange-traded funds (ETFs), which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	derivatives, including options and swaps

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options and swaps to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

The adviser takes an in-depth look at company prospects over a relatively long period — often as much as five years — rather than focusing on near-term expectations. This approach is designed to provide insight into a company’s real growth potential.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the Fund is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk. The Fund’s strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is a risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

FEBRUARY 28, 2013	5

More About the Fund (continued)

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The SEC and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Additional Risks

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market

6	J.P. MORGAN SPECIALTY FUNDS

turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary” and the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

FEBRUARY 28, 2013	7

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by Trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms, and thus would experience different performance than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal year ended 10/31/12, the adviser was paid management fees (net of waivers) of 0.81% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Manager

The portfolio manager is Terance Chen, Managing Director of JPMIM and a CFA charterholder. Mr. Chen joined JPMIM in 1994 and has managed the Fund since December of 2000. Mr. Chen is a portfolio manager of the U.S. Equity Group.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of the Institutional Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.10% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense

8	J.P. MORGAN SPECIALTY FUNDS

reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

FEBRUARY 28, 2013	9

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Institutional Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Institutional Class Shares — See “How do I open an account?”

Institutional Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

10	J.P. MORGAN SPECIALTY FUNDS

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Institutional Class Shares are subject to a $3,000,000 minimum investment requirement. An investor can combine purchases of Institutional Class Shares of other J.P. Morgan Funds (except for money market funds) in order to meet the minimum. There are no minimum levels for subsequent purchases.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)) as well as for certain fee-based programs. The Funds reserve the right to waive any investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

12	J.P. MORGAN SPECIALTY FUNDS

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-INSTITUTIONAL)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832 FBO

Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-INSTITUTIONAL)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Institutional Class Shares of the Fund may be exchanged for Institutional Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund generally is not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

14	J.P. MORGAN SPECIALTY FUNDS

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Fund reserves the right to redeem all of the remaining shares in your account and close your account if your account value falls below the required minimum balance. Before this action is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	15

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least quarterly. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund’s investments in certain REIT securities and derivative instruments may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold including when it is not advantageous to do so. The Fund’s investments in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

16	J.P. MORGAN SPECIALTY FUNDS

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are

FEBRUARY 28, 2013	17

Shareholder Information (continued)

older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to the J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov. In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose its ten largest portfolio holdings and the percentage that each represents of the Fund’s portfolio as of the most recent month end online at www.jpmorganfunds.com, no sooner than ten calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

18	J.P. MORGAN SPECIALTY FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions

•   The Fund’s share price and performance will fluctuate in response to stock market movements

•   The market value of convertible securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates

•   Adverse market, economic, political and other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long-term

•   The Fund’s strategy, if successful, could reduce the effects of stock market fluctuations on the value of the Fund

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies. The Fund may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    The Fund seeks to limit risk and enhance performance through active management and/or diversification

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality short-term instruments

Foreign investments

•   Currency exchange rate movements could reduce gains or create losses

•    The Fund could lose money because of foreign government actions, political instability or lack of adequate and/or accurate information

•    Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•   Favorable exchange rate movements could generate gains or reduce losses

•    Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Emerging markets can offer higher returns

•   The Fund actively manages the currency exposure of its foreign investments relative to its benchmark and may hedge back into the U.S. dollar from time to time (see also “Derivatives”, below); these currency management techniques may not be available for certain investments

•    The Fund anticipates that its total foreign investments will not exceed 20% of its total assets

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

FEBRUARY 28, 2013	19

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Exchange Traded Funds (ETFs)[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether actively or passively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

20	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities

•    Segregated or earmarked assets or collateral accounts established with derivatives may limit the Fund’s investment flexibility

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from such definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	21

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risks

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Short selling

•   Short sales may not have the intended effects and may result in losses

•    The Fund may not be able to close out a short position at a particular time or at an acceptable price

•   The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•    Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility

•    Short sales involve leverage risk and credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Short selling may allow the Fund to generate positive returns in declining markets

•    Short selling may allow the Fund to implement insights into securities it expects to underperform

•    Short selling may allow the Fund to diversify its holdings across a larger number of securities

•   The Fund will not engage in short selling if the total market value of all securities sold short would exceed 100% of the Fund’s net assets

•    The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•    The Fund makes short sales through brokers that the adviser has determined to be creditworthy

22	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and will depend on the value of the underlying properties or the underlying loans or interests

•    The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•    REITs may be more volatile and/or more illiquid than other types of equity securities

•    If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset class in order to further diversify its assets

•   The Fund may receive current income from its REIT investments

•    If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

FEBRUARY 28, 2013	23

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each of the past one through five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
	Investment operations					Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Return of capital	Total distributions
Research Market Neutral Fund
Institutional Class
Year Ended October 31, 2012	$15.16	$(0.29	)(e)	$0.08	$(0.21)	$—	$—	$—	$—
Year Ended October 31, 2011	15.68	(0.27	)(e)	(0.25)	(0.52)	—	—	—	—
Year Ended October 31, 2010	15.69	(0.23	)(e)	0.37	0.14	—	(0.15)	—	(0.15)
Year Ended October 31, 2009	14.14	(0.19	)(e)	1.74	1.55	—	—	—	—
Year Ended October 31, 2008	14.67	0.18	(e)	(0.50)	(0.32)	(0.17)	—	(0.04)	(0.21)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(c)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Institutional Class are 0.99% and 1.59% for 2012, 0.98% and 1.53% for 2011, 0.98% and 1.55% for 2010, 1.02% and 1.72% for 2009 and 1.01% and 1.94% for 2008, respectively.
(d)	Commencing with the period ended October 31, 2009, the Fund presented portfolio turnover in two ways, one including short sales and the other excluding short sales. For periods prior to October 31, 2009, the Fund’s portfolio turnover calculation included short sales.
(e)	Calculated based upon average shares outstanding.
(f)	Includes interest expense (except interest expense on securities sold short) of 0.03%.
(g)	Includes interest expense (except interest expense on securities sold short) of 0.01%.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

24	J.P. MORGAN SPECIALTY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (including dividend and interest expense for securities sold short) (b)(c)		Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (c)	Portfolio turnover rate (excluding short sales) *(d)	Portfolio turnover rate (including short sales) *(d)

$14.95	(1.39)%	$337,565	3.99%		(1.98)%	4.59%	82%	186%
15.16	(3.32)	517,140	3.54		(1.79)	4.09	105	231
15.68	0.93	465,026	3.20		(1.49)	3.77	182	473
15.69	10.96	121,365	3.25	(f)	(1.21)	3.95	218	558
14.14	(2.20)	19,158	3.07	(g)	1.25	4.00	—	517

FEBRUARY 28, 2013	25

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. They are incorporated by reference into this prospectus. This means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund is also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295.

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-SPECI-213

Prospectus

J.P. Morgan Funds

Class A, Class C & Select Class Shares

February 28, 2013

JPMorgan Strategic Preservation Fund

Class/Ticker: A/JSPAX; C/JATCX; Select/JSPSX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Strategic Preservation Fund

Class/Ticker: A/JSPAX; C/JATCX; Select/JSPSX

What is the goal of the Fund?

The Fund seeks to provide a total return from a diversified portfolio of stocks and bonds.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 19 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	3.75%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.00	1.01	1.01
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.75	0.76	0.76
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.86	2.37	1.62
Fee Waivers and Expense Reimbursements[1]	(0.50)	(0.51)	(0.51)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.36	1.86	1.11
1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.35%, 1.85% and 1.10%, respectively of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	508	891	1,298	2,434
CLASS C SHARES ($)	289	691	1,219	2,667
SELECT CLASS SHARES ($)	113	461	833	1,879

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	508	891	1,298	2,434
CLASS C SHARES ($)	189	691	1,219	2,667
SELECT CLASS SHARES ($)	113	461	833	1,879

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 163% of the average value of its portfolio.

FEBRUARY 28, 2013	1

JPMorgan Strategic Preservation Fund (continued)

What are the Fund’s main investment strategies?

Drawing on a variety of analytical tools, the Fund’s adviser allocates assets among various types of U.S. and foreign equity and fixed income investments based on the following model allocation:

•	0–40% equity securities

•	0–60% convertible bonds

•	0–100% fixed income securities

•	0–100% cash or cash-like instruments

The Fund’s total allocation to equity securities and convertible bonds will not exceed 60% of the Fund’s total assets except for temporary defensive positions.

The Fund’s adviser may periodically increase or decrease the Fund’s actual asset and country allocations to reflect the relative attractiveness of each asset class and country. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a small group of countries.

The Fund’s fixed income investments will generally be restricted to securities rated at least A as measured by independent agencies such as Moody’s Investors Service Inc. (Moody’s) or Standard & Poor’s Corporation (S&P) for longer-term securities, or at least A-1 as measured by S&P and P-1 as measured by Moody’s for shorter-term securities. For its convertible bond investments, the Fund seeks to maintain an average credit quality of Baa2 as measured by Moody’s or BBB as measured by S&P. The Fund may also invest in unrated securities that are deemed by the adviser to be of comparable quality. The Fund may invest in high-yield securities which are rated below investment grade (also called junk bonds).

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and warrants and rights to buy common stocks.

The Fund may invest in securities denominated in any currency. Non-reference currency exposure in securities may be hedged back to the reference currency in order to moderate currency exchange risks. The Fund typically will hedge 80% of its non-dollar investments back to the U.S. dollar through the use of forward foreign currency contracts.

The Fund may enter into short sales.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity and fixed income exposures from its cash positions.

The Fund is non-diversified.

Investment Process: Within its asset allocation framework, the adviser will combine aggressive tactical asset allocation with dynamic security selection.

With the fixed income portion of the portfolio, the adviser uses fundamental, economic and capital markets research from the adviser’s worldwide network of analysts to select securities. The adviser actively manages the mix of U.S. and foreign bonds while monitoring duration, interest rates and currency exposure. With the convertible bond portion of the portfolio, the adviser’s selection is focused on securities where the underlying equity can produce long-term growth at reasonable valuations.

With the equity portion of the portfolio, the adviser will actively seek the most attractive stocks within each sector. Foreign stocks are chosen while monitoring country allocation and currency exposure. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser’s worldwide network of global, regional and sector analysts.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

2	J.P. MORGAN FUNDS

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets”. The Fund may concentrate its investments in a single country or a small group of countries and may be subject to greater volatility than a more geographically diversified fund.

Depositary Receipts Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Interest Rate Risk. The Fund’s fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

High Yield Securities Risk. The Fund may invest in securities and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Derivatives Risk. Derivatives, including futures contracts and forward foreign currency contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes the credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage, which may cause the Fund to be more volatile.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

FEBRUARY 28, 2013	3

JPMorgan Strategic Preservation Fund (continued)

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the Strategic Preservation Composite Benchmark, comprised of three broad-based securities market indexes, and the Lipper Global Flexible Portfolio Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2010	2.83%
Worst Quarter	3rd quarter, 2008	–3.78%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 3/30/07)
SELECT CLASS SHARES
Return Before Taxes	1.04%	0.35%	1.26%
Return After Taxes on Distributions	0.23	(0.24)	0.71
Return After Taxes on Distributions and Sale of Fund Shares	0.85	0.11	0.89
CLASS A SHARES
Return Before Taxes	(2.98)	(0.64)	0.36
CLASS C SHARES
Return Before Taxes	(0.72)	(0.39)	0.51
BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.11	0.52	1.09
STRATEGIC PRESERVATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	5.35	2.95	3.69
LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX
(Reflects No Deduction for Taxes)	12.24	0.56	1.42

After-tax returns are shown for only the Select Class Shares and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual

4	J.P. MORGAN FUNDS

federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Talib Sheikh	2007	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FEBRUARY 28, 2013	5

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund’s securities may include:

•	equity securities

•	convertible bonds

•	fixed-income securities

•	cash or cash-like instruments

•	derivatives, including futures contracts and forward foreign currency contracts

The investment strategies for the Fund may also include:

•	mortgage-related securities

•	floating rate securities

•	U.S. government and agency securities

•	other investment companies

•

exchange traded funds (ETFs), which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	foreign securities, which may be in the form of depositary receipts

•	derivatives, including futures contracts, forward foreign currency contracts, options and swaps

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity and fixed income expenses from its cash positions, and forward foreign currency contracts to hedge its non-dollar investment back to the U.S. dollar. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s gain.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s fixed income investments will generally be restricted to securities rated at least A as measured by independent agencies such as Moody’s or S&P for longer-term securities, or at least A-1 as measured by S&P and P-1 as measured by Moody’s for shorter-term securities. The Fund’s convertible bond investments will seek to maintain an average credit quality of Baa2 as measured by Moody’s or BBB as measured by S&P. The Fund may also invest in unrated securities that are deemed by the adviser to be of comparable quality. With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The Fund may invest in high-yield securities which are rated below investment grade (also called junk bonds).

The Fund may invest in debt securities issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, and asset-backed securities.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into “dollar rolls”, in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and warrants and rights to buy common stocks. The Fund’s ability to invest up to 60% of its assets in equity securities and convertible bonds will allow the Fund to participate in rising equity markets, but will prevent the Fund from having all of its assets exposed to the risks of equities during declining markets.

The Fund may enter into short sales. In short selling transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

The Fund measures its return against the return an investor could achieve through an investment in 3-month U.S. Treasury Bills. The adviser attempts to achieve returns for the Fund’s shareholders that exceed that benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

6	J.P. MORGAN FUNDS

FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the Fund is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objective.

The main risks associated with investing in the Fund is summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities and Emerging Market Risk. Investments in foreign securities (including depositary receipts) are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Depositary Receipts Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities

FEBRUARY 28, 2013	7

More About the Fund (continued)

with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

High Yield Securities Risk. The Fund may invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies which may be highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly.

As part of its high yield strategy, the Fund may invest in debt securities of smaller, newer companies. The Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their debt securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counter-party risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes

8	J.P. MORGAN FUNDS

in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. In addition, the Fund may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes or to increase income or gain to the Fund. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging activities will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Short Selling Risk. The Fund’s strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The Securities and Exchange Commission (SEC) and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

Non-Diversified Risk. Since the Fund is non-diversified, it may invest in a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Additional Risks

CFTC Regulation Risk. The Commodity Futures Trading Commission (CFTC) has recently adopted amendments to CFTC Rule 4.5, which subject the Fund to regulation by the CFTC, and the Fund will be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the rules have not yet been adopted, and it is unclear what the effect of those rules will be on the Fund if they are adopted.

FEBRUARY 28, 2013	9

More About the Fund (continued)

Smaller Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. Debt securities of REITs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of REITs. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payments obligations in the future.

Prepayment and Call Risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.

Mortgage-Related and Other Asset-Backed Securities Risk. The Fund invests in mortgage-related and asset-backed securities. These securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gain and losses associated with prepayments will increase or decrease the Fund’s yield and the income available for distribution by the Fund. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss

10	J.P. MORGAN FUNDS

and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of non-payment.

The Fund may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Geographic Focus Risk. The Fund may focus its investments in a region or a small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary”, the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE AND CASH POSITIONS

For liquidity, as part of its main investment strategies, or to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents. These investments may result in a lower yield than lower-quality or longer-term investments, and if used for temporary defensive purposes rather than an investment strategy, may prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

MORE INFORMATION ABOUT THE COMPOSITE BENCHMARK

The Strategic Preservation Composite Benchmark consists of the MSCI World Index (20%) (net of foreign withholding taxes), the Barclays Global Aggregate Bond Index (50%) and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (30%).

FEBRUARY 28, 2013	11

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the “Trust”). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

For the most recent fiscal year ended 10/31/12, JPMIM was paid a management fee (net of waivers) of 0.18% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreements for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Manager

The portfolio management team is led by Talib Sheikh. Mr. Sheikh, Managing Director of JPMIM, is a portfolio manager in the Global Multi-Asset Group, responsible for managing total return, balanced and tactical asset allocation overlay accounts. An employee since 1998, Mr. Sheikh was previously an assistant portfolio manager in the derivative implementation team. Areas of focus include expanding allocation decisions through new products, portfolio risk and the fixed income market. Mr. Sheikh holds a B.Sc in Agriculture and a M.Sc in Interna-

tional Marketing from Newcastle University, and is a CFA Charterholder.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class C and Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative

12	J.P. MORGAN FUNDS

services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial

Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders.

JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

FEBRUARY 28, 2013	13

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Funds through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Funds by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of

14	J.P. MORGAN FUNDS

the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements.

Each share class has different sales charges and expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $100,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called Annual Operating Expenses.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

16	J.P. MORGAN FUNDS

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 PM ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and dependents of the person, as defined in Section 152 of the Internal Revenue Code) of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds or

JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — Can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase only additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her

18	J.P. MORGAN FUNDS

initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The following table shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND
Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less than $100,000	3.75	3.90	3.25
$100,000–$249,999	3.25	3.36	2.75
$250,000–$499,999	2.25	2.30	2.00
$500,000–$999,999	1.75	1.78	1.50
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and were not assessed a sales charge at the time of purchase, you will be charged the equivalent of 0.75% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 18 months after purchase. Such charges apply to exchanges into money market funds, if you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A shares will be subject to the charges specified above applicable to the Fund from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 0.75% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charge

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more of the J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

FEBRUARY 28, 2013	19

How to Do Business with the Fund (continued)

•

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Shares holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors trustees, retirees and employees and their immediate

20	J.P. MORGAN FUNDS

family members of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Share accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA Accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J. P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J. P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J. P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganization of a J. P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.

Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was created through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested in the Funds’ IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you (or your spouse or domestic partner) can establish additional IRAs with J.P. Morgan

FEBRUARY 28, 2013	21

How to Do Business with the Fund (continued)

Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.
Waiver of the Class C CDSC

No sales charge is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of a Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the JPMorgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the

22	J.P. MORGAN FUNDS

Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund described in this prospectus has adopted a Distribution Plan under Rule 12b-1 with respect to Class A Shares and Class C Shares that allows it to pay distribution fees for the sale and distribution of those shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of each Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of each Fund attributable to such class. This will cause expenses for Class B and Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an upfront sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds. Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Class C Shares of any Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge

FEBRUARY 28, 2013	23

How to Do Business with the Fund (continued)

a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” or below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

24	J.P. MORGAN FUNDS

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If you own Class A, Class C or Select Class Shares and the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, with respect only to Class A Shares and Class C Shares

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the applicable Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then- current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

FEBRUARY 28, 2013	25

How to Do Business with the Fund (continued)

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

26	J.P. MORGAN FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income. It is unlikely that dividends from the Fund will qualify to any significant extent for designation as qualified dividend income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares of the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Fund that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

FEBRUARY 28, 2013	27

Shareholder Information (continued)

The Fund’s investments in certain debt obligations, mortgage backed securities, derivative instruments and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold including when it is not advantageous to do so.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above- described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (For example, First In, First Out (FIFO), Last In First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to the systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that, you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S Corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C Corporation in its account application or by written instruction to J.P. Morgan Funds Service, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S Corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Fund may process corrections up to 15 months after the date printed on the

28	J.P. MORGAN FUNDS

transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest portfolio holdings and the percentage that each of these ten largest portfolio holdings represents of the Fund’s portfolio as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

FEBRUARY 28, 2013	29

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and/or bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•    Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated, or are defaulted. The risk of defaults is generally higher in the case of mortgage-backed investments that include so-called “subprime” mortgages

•    The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Most bonds will rise in value when interest rates fall

•   Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification

•    Emerging markets can offer higher returns

•   Favorable exchange rate movements could generate gains or reduce losses

•    Bonds have generally outperformed money market investments over the long term, with less risk than stocks

•    A diversified, balanced portfolio should mitigate the effects of wide market fluctuations, especially when stock and bond prices move in different directions

•    Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; bond investments may include U.S. and foreign corporate and government bonds, mortgage-backed and asset-backed securities, convertible securities, participation interests and private placements

•   In addition to the securities described in the Fund’s “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•   During severe market downturns, the Fund has the option of investing up to 100% of total assets in high quality short-term instruments

•    The Fund may use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

•    The Fund seeks to limit risk and enhance performance through active management and/or diversification

•    The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

30	J.P. MORGAN FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   The Fund actively manages the currency exposure of its foreign investments relative to its benchmark and will hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risk

ETFs and other investment companies[1]

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•   Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 28, 2013	31

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if the investment analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and risk management purposes (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    The Fund may use derivatives in an effort to produce increased gain

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Fund is subject to regulation under the Commodity Exchange Act.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

32	J.P. MORGAN FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   No Fund may invest more than 15% of net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Credit quality

•   The default of an issuer would leave the Fund with unpaid interest or principal

•    Junk bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid and may be more difficult to value

• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains

•   The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals

•   The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

Short Selling

•   Short sales may not have the intended effects and may result in losses

•    The Fund may not be able to close out a short position at a particular time or at an acceptable price

•    The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•    Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility

•    Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets

•   The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•   The Fund makes short sales through brokers that the adviser has determined to be creditworthy

FEBRUARY 28, 2013	33

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Strategic Preservation Fund
Class A
Year Ended October 31, 2012	$15.55	$0.14	(c)	$(0.38)	$(0.24)	$—	$(1.18)	$(1.18)
Year Ended October 31, 2011	15.32	0.19	(c)	0.04	0.23	—	—	—
Year Ended October 31, 2010	14.50	0.06	(c)	0.76	0.82	—	—	—
Year Ended October 31, 2009	14.25	0.03	(c)	0.60	0.63	(0.38)	—	(0.38)
Year Ended October 31, 2008	15.82	0.23	(c)	(1.71)	(1.48)	(0.09)	—	(0.09)

Class C
Year Ended October 31, 2012	15.33	0.07	(c)	(0.38)	(0.31)	—	(1.18)	(1.18)
Year Ended October 31, 2011	15.18	0.10	(c)	0.05	0.15	—	—	—
Year Ended October 31, 2010	14.45	(0.02	)(c)	0.75	0.73	—	—	—
Year Ended October 31, 2009	14.19	(0.04	)(c)	0.61	0.57	(0.31)	—	(0.31)
Year Ended October 31, 2008	15.77	0.15	(c)	(1.70)	(1.55)	(0.03)	—	(0.03)

Select Class
Year Ended October 31, 2012	15.64	0.18	(c)	(0.39)	(0.21)	—	(1.18)	(1.18)
Year Ended October 31, 2011	15.37	0.20	(c)	0.07	0.27	—	—	—
Year Ended October 31, 2010	14.52	0.08	(c)	0.77	0.85	—	—	—
Year Ended October 31, 2009	14.28	0.07	(c)	0.60	0.67	(0.43)	—	(0.43)
Year Ended October 31, 2008	15.84	0.27	(c)	(1.71)	(1.44)	(0.12)	—	(0.12)

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

34	J.P. MORGAN FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (excludes sales charge) (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate*

$14.13	(1.49)%	$37,488	1.34%	0.98%	1.85%	163%
15.55	1.50	54,108	1.34	1.22	1.56	87
15.32	5.66	120,086	1.32	0.39	1.48	78
14.50	4.52	56,450	1.32	0.23	2.10	47
14.25	(9.40)	191	1.35	1.50	3.91	89

13.84	(2.01)	511	1.84	0.49	2.36	163
15.33	0.99	702	1.84	0.69	2.12	87
15.18	5.05	292	1.81	(0.10)	1.99	78
14.45	4.05	235	1.84	(0.30)	3.28	47
14.19	(9.83)	190	1.85	1.00	4.41	89

14.25	(1.28)	2,537	1.09	1.22	1.61	163
15.64	1.76	1,781	1.09	1.29	1.40	87
15.37	5.85	626	1.09	0.52	1.34	78
14.52	4.80	9,545	1.09	0.46	2.55	47
14.28	(9.16)	9,109	1.10	1.76	3.61	89

FEBRUARY 28, 2013	35

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. They are incorporated by reference into this prospectus. That means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-STRATACS-213

Prospectus

J.P. Morgan Funds

Class R5 Shares

February 28, 2013

JPMorgan Strategic Preservation Fund

Ticker: JSPRX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Strategic Preservation Fund

Class/Ticker: R5/JSPRX

What is the goal of the Fund?

The Fund seeks to provide a total return from a diversified portfolio of stocks and bonds.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R5
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	NONE
Other Expenses	0.81
Shareholder Service Fees	0.05
Remainder of Other Expenses	0.76
Acquired Fund Fees and Expenses	0.01

Total Annual Fund Operating Expenses	1.42
Fee Waivers and Expense Reimbursements[1]	(0.51)

Total Annual Fund Operating Expenses
After Fee Waivers and Expense Reimbursements[1]	0.91

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 0.90% of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R5 SHARES ($)	93	399	728	1,658

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 163% of the average value of its portfolio.

FEBRUARY 28, 2013	1

JPMorgan Strategic Preservation Fund (continued)

What are the Fund’s main investment strategies?

Drawing on a variety of analytical tools, the Fund’s adviser allocates assets among various types of U.S. and foreign equity and fixed income investments based on the following model allocation:

•	0–40% equity securities

•	0–60% convertible bonds

•	0–100% fixed income securities

•	0–100% cash or cash-like instruments

The Fund’s total allocation to equity securities and convertible bonds will not exceed 60% of the Fund’s total assets except for temporary defensive positions.

The Fund’s adviser may periodically increase or decrease the Fund’s actual asset and country allocations to reflect the relative attractiveness of each asset class and country. There is no limit on the number of countries in which the Fund may invest and the Fund may concentrate its investments in a small group of countries.

The Fund’s fixed income investments will generally be restricted to securities rated at least A as measured by independent agencies such as Moody’s Investors Service Inc. (Moody’s) or Standard & Poor’s Corporation (S&P) for longer-term securities, or at least A-1 as measured by S&P and P-1 as measured by Moody’s for shorter-term securities. For its convertible bond investments, the Fund seeks to maintain an average credit quality of Baa2 as measured by Moody’s or BBB as measured by S&P. The Fund may also invest in unrated securities that are deemed by the adviser to be of comparable quality. The Fund may invest in high-yield securities which are rated below investment grade (also called junk bonds).

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and warrants and rights to buy common stocks.

The Fund may invest in securities denominated in any currency. Non-reference currency exposure in securities may be hedged back to the reference currency in order to moderate currency exchange risks. The Fund typically will hedge 80% of its non-dollar investments back to the U.S. dollar through the use of forward foreign currency contracts.

The Fund may enter into short sales.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity and fixed income exposures from its cash positions.

The Fund is non-diversified.

Investment Process: Within its asset allocation framework, the adviser will combine aggressive tactical asset allocation with dynamic security selection.

With the fixed income portion of the portfolio, the adviser uses fundamental, economic and capital markets research from the adviser’s worldwide network of analysts to select securities. The adviser actively manages the mix of U.S. and foreign bonds while monitoring duration, interest rates and currency exposure. With the convertible bond portion of the portfolio, the adviser’s selection is focused on securities where the underlying equity can produce long-term growth at reasonable valuations.

With the equity portion of the portfolio, the adviser will actively seek the most attractive stocks within each sector. Foreign stocks are chosen while monitoring country allocation and currency exposure. In choosing individual stocks, the adviser ranks them according to their relative value using a proprietary model that incorporates research from the adviser’s worldwide network of global, regional and sector analysts.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

2	J.P. MORGAN FUNDS

Foreign Securities and Emerging Market Risk. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets”. The Fund may concentrate its investments in a single country or a small group of countries and may be subject to greater volatility than a more geographically diversified fund.

Depositary Receipts Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Interest Rate Risk. The Fund’s fixed income securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by the Fund. Such default could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.

High Yield Securities Risk. The Fund may invest in securities and instruments that are issued by companies that are highly lever-

aged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Derivatives Risk. Derivatives, including futures contracts and forward foreign currency contracts, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage which could result in losses that significantly exceed the Fund’s original investment. Derivatives expose the Fund to counterparty risk which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes the credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage, which may cause the Fund to be more volatile.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This

FEBRUARY 28, 2013	3

JPMorgan Strategic Preservation Fund (continued)

increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past five calendar years. The table shows the average annual total returns over the past one year, five years and the life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the Strategic Preservation Composite Benchmark, comprised of three broad-based securities market indexes, and the Lipper Global Flexible Portfolio Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2010	2.89%
Worst Quarter	3rd quarter, 2008	–3.65%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Past 5 Years	Life of Fund (since 3/30/07)
CLASS R5 SHARES
Return Before Taxes	1.26%	0.57%	1.47%
Return After Taxes on Distributions	0.41	(0.04)	0.90
Return After Taxes on Distributions and Sale of Fund Shares	1.00	0.28	1.06
BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.11	0.52	1.09
STRATEGIC PRESERVATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	5.35	2.95	3.69
LIPPER GLOBAL FLEXIBLE PORTFOLIO FUNDS INDEX
(Reflects No Deduction for Taxes)	12.24	0.56	1.42

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Talib Sheikh	2007	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

If you are investing through a retirement plan, please follow instructions provided by your plan to invest.

In general, you may redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

4	J.P. MORGAN FUNDS

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FEBRUARY 28, 2013	5

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund’s securities may include:

•	equity securities

•	convertible bonds

•	fixed-income securities

•	cash or cash-like instruments

•	derivatives, including futures contracts and forward foreign currency contracts

The investment strategies for the Fund may also include:

•	mortgage-related securities

•	floating rate securities

•	U.S. government and agency securities

•	other investment companies

•

exchange traded funds (ETFs), which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	foreign securities, which may be in the form of depositary receipts

•	derivatives, including futures contracts, forward foreign currency contracts, options and swaps

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts to more effectively gain targeted equity and fixed income expenses from its cash positions, and forward foreign currency contracts to hedge its non-dollar investment back to the U.S. dollar. The Fund may use derivatives to hedge various investments, for risk management and to increase the Fund’s gain.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s fixed income investments will generally be restricted to securities rated at least A as measured by independent agencies such as Moody’s or S&P for longer-term securities, or at least A-1 as measured by S&P and P-1 as measured by Moody’s for shorter-term securities. The Fund’s convertible bond investments will seek to maintain an average credit quality of Baa2 as measured by Moody’s or BBB as measured by S&P. The Fund may also invest in unrated securities that are deemed by the adviser to be of comparable quality. With the bond portion of the portfolio, the adviser uses fundamental, economic and capital markets research to select securities. The Fund may invest in high-yield securities which are rated below investment grade (also called junk bonds).

The Fund may invest in debt securities issued by the U.S. government or its agencies and instrumentalities, a corporation, a foreign corporation or a municipality, securities issued or guaranteed by a foreign government or its agencies and instrumentalities, securities issued or guaranteed by domestic and supranational banks, and asset-backed securities.

The Fund may invest in mortgage-related securities issued by governmental entities and private issuers. These may include investments in collateralized mortgage obligations and principal-only and interest-only stripped mortgage-backed securities.

The Fund may enter into “dollar rolls”, in which the Fund sells mortgage-backed securities and at the same time contracts to buy back very similar securities on a future date.

The Fund may invest in floating rate securities, whose interest rates adjust automatically whenever a specified interest rate changes, and in variable rate securities, whose interest rates are changed periodically.

Equity securities in which the Fund can invest may include common stocks, preferred stocks, convertible securities, depositary receipts, and warrants and rights to buy common stocks. The Fund’s ability to invest up to 60% of its assets in equity securities and convertible bonds will allow the Fund to participate in rising equity markets, but will prevent the Fund from having all of its assets exposed to the risks of equities during declining markets.

The Fund may enter into short sales. In short selling transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

The Fund measures its return against the return an investor could achieve through an investment in 3-month U.S. Treasury Bills. The adviser attempts to achieve returns for the Fund’s shareholders that exceed that benchmark. An investment in the Fund is different from an investment in 3-month U.S. Treasury Bills because, among other differences, Treasury Bills are backed by the full faith and credit of the U.S. government, Treasury Bills have a fixed rate of return, investors in Treasury Bills do not risk losing their investment, and an investment in the Fund is more volatile than an investment in Treasury Bills.

6	J.P. MORGAN FUNDS

FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for the Fund is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objective.

The main risks associated with investing in the Fund is summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Foreign Securities and Emerging Market Risk. Investments in foreign securities (including depositary receipts), are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Depositary Receipts Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income

FEBRUARY 28, 2013	7

More About the Fund (continued)

securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

High Yield Securities Risk. The Fund may invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies which may be highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly.

As part of its high yield strategy, the Fund may invest in debt securities of smaller, newer companies. The Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, the changes in value of their debt securities may be more sudden or erratic than in large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counter-party risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a

8	J.P. MORGAN FUNDS

significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. In addition, the Fund may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes or to increase income or gain to the Fund. While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging activities will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Short Selling Risk. The Fund’s strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The Securities and Exchange Commission (SEC) and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

Non-Diversified Risk. Since the Fund is non-diversified, it may invest in a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in the Fund’s shares being more sensitive to economic results among those issuing the securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Additional Risks

CFTC Regulation Risk. The Commodity Futures Trading Commission (CFTC) has recently adopted amendments to CFTC Rule 4.5, which subject the Fund to regulation by the CFTC, and the Fund will be required to operate subject to applicable CFTC requirements, including registration, disclosure and operational requirements under the Commodity Exchange Act. Compliance with these additional requirements may increase Fund expenses. Certain of the rules have not yet been adopted, and it is unclear what the effect of those rules will be on the Fund if they are adopted.

Smaller Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies

FEBRUARY 28, 2013	9

More About the Fund (continued)

may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy and environmental factors. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. Debt securities of REITs are subject to the risks of debt securities in general. For example, such securities are more sensitive to interest rates than equity securities of REITs. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage

Corporation (Freddie Mac) securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly- owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payments obligations in the future.

Prepayment and Call Risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.

Mortgage-Related and Other Asset-Backed Securities Risk. The Fund invests in mortgage-related and asset-backed securities. These securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gain and losses associated with prepayments will increase or decrease the Fund’s yield and the income available for distribution by the Fund. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to

10	J.P. MORGAN FUNDS

extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities.

The Fund may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment.

The Fund may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Geographic Focus Risk. The Fund may focus its investments in a region or a small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/Return Summary”, the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE AND CASH POSITIONS

For liquidity, as part of its main investment strategies, or to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents. These investments may result in a lower yield than lower-quality or longer-term investments, and if used for temporary defensive purposes rather than an investment strategy, may prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

More Information About the Composite Benchmark

The Strategic Preservation Composite Benchmark consists of the MSCI World Index (20%) (net of foreign withholding taxes), the Barclays Global Aggregate Bond Index (50%) and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index (30%).

FEBRUARY 28, 2013	11

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms, and thus would experience different performance, than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) is the investment adviser to the Fund and makes the day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc. which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

For the most recent fiscal year ended 10/31/12, JPMIM was paid a management fee (net of waivers) of 0.18% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Manager

The portfolio management team is led by Talib Sheikh. Mr. Sheikh, Managing Director of JPMIM, is a portfolio manager in the Global Multi-Asset Group, responsible for managing total return, balanced and tactical asset allocation overlay accounts. An employee since 1998, Mr. Sheikh was previously an assistant portfolio manager in the derivative implementation team. Areas of focus include expanding allocation decisions through new products, portfolio risk and the fixed income market. Mr. Sheikh holds a B.Sc in Agriculture and a M.Sc in International Marketing from Newcastle University, and is a CFA Charterholder.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services and oversees the Fund’s other service providers. The Administrator receives a pro-rata portion of the following annual fee on behalf of the Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.05% of the average daily net assets of the Class R5 Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list,

12	J.P. MORGAN FUNDS

including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the

J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

FEBRUARY 28, 2013	13

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund Shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class R5 Shares of the Fund may be purchased by retirement plans, Section 529 college savings plans, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees. The only retirement plans that are eligible to purchase shares are group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and nonqualified deferred compensation plans. To be eligible for purchase by retirement plans or Section 529 college savings plans, shares must be held through plan level or omnibus accounts held on the books of the Fund.

Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans and individual 403(b) plans.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete addi-

tional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or

14	J.P. MORGAN FUNDS

permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate

Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund, and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 PM ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully. The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes.

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even

16	J.P. MORGAN FUNDS

if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.
•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class R5 Shares may not be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If a Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

18	J.P. MORGAN FUNDS

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	19

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions by the Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the Fund as an investment and the tax treatment of distributions.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income. It is unlikely that dividends from the Fund will qualify to any significant extent for designation as qualified dividend income.

With respect to taxable shareholders, distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held your shares of the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

With respect to taxable shareholders, if you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, the Fund that invests more than 50% of its assets in the stock or securities of foreign corporations or foreign

20	J.P. MORGAN FUNDS

governments at the end of its taxable year may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

The Fund’s investments in certain debt obligations, mortgage backed securities, derivative instruments and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold including when it is not advantageous to do so.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

FEBRUARY 28, 2013	21

Shareholder Information (continued)

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose its 10 largest portfolio holdings and the percentage that each of these ten largest portfolio holdings represents of the Fund’s portfolio as of the most recent month end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.

22	J.P. MORGAN FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and/or bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•    Mortgage-backed and asset-backed securities (securities representing an interest in, or secured by, a pool of mortgages or other assets such as receivables) and direct mortgages could generate capital losses or periods of low yields if they are paid off substantially earlier or later than anticipated, or are defaulted. The risk of defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages

•    The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Most bonds will rise in value when interest rates fall

•   Foreign bonds, which represent a major portion of the world’s fixed income securities, offer attractive potential performance and opportunities for diversification

•    Emerging markets can offer higher returns

•   Favorable exchange rate movements could generate gains or reduce losses

•    Bonds have generally outperformed money market investments over the long term, with less risk than stocks

•    A diversified, balanced portfolio should mitigate the effects of wide market fluctuations, especially when stock and bond prices move in different directions

•    Mortgage-backed and asset-backed securities and direct mortgages can offer attractive returns

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds; bond investments may include U.S. and foreign corporate and government bonds, mortgage-backed and asset-backed securities, convertible securities, participation interests and private placements

•   In addition to the securities described in the Fund’s “What are the Fund’s main investment strategies?” section, equity securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•   During severe market downturns, the Fund has the option of investing up to 100% of total assets in high quality short-term instruments

•    The Fund may use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

•    The Fund seeks to limit risk and enhance performance through active management and/or diversification

•    The adviser monitors interest rate trends, as well as geographic and demographic information related to mortgage-backed securities and mortgage prepayments

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

FEBRUARY 28, 2013	23

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•    The Fund actively manages the currency exposure of its foreign investments relative to its benchmark and will hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments.

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risk

ETFs and other investment companies[1]

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permits the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Fund’s Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•   Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

24	J.P. MORGAN FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•    The Fund could make money and protect against losses if the investment analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and risk management purposes (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    The Fund may use derivatives in an effort to produce increased gain

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   No Fund may invest more than 15% of net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high-quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

*	The Fund is subject to regulation under the Commodity Exchange Act.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	25

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Credit quality

•   The default of an issuer would leave the Fund with unpaid interest or principal

•    Junk bonds (those rated BB, Ba or lower) have a higher risk of default, tend to be less liquid and may be more difficult to value

• Investment-grade bonds have a lower risk of default • Junk bonds offer higher yields and higher potential gains

•   The Fund maintains its own policies for balancing credit quality against potential yields and gains in light of its investment goals

•   The adviser develops its own ratings of unrated securities and makes a credit quality determination for unrated securities

Short selling

•   Short sales may not have the intended effects and may result in losses

•    The Fund may not be able to close out a short position at a particular time or at an acceptable price

•    The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•    Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility

•    Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

• The Fund could make money and protect against losses if management’s analysis proves correct • Short selling may allow the Fund to generate positive returns in declining markets

•   The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•   The Fund makes short sales through brokers that the adviser has determined to be creditworthy

26	J.P. MORGAN FUNDS

This Page Intentionally Left Blank.

FEBRUARY 28, 2013	27

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Strategic Preservation Fund
Class R5
Year Ended October 31, 2012	$15.74	$0.21	(c)	$(0.38)	$(0.17)	$—	$(1.18)	$(1.18)
Year Ended October 31, 2011	15.44	0.25	(c)	0.05	0.30	—	—	—
Year Ended October 31, 2010	14.56	0.12	(c)	0.76	0.88	—	—	—
Year Ended October 31, 2009	14.31	0.09	(c)	0.61	0.70	(0.45)	—	(0.45)
Year Ended October 31, 2008	15.86	0.30	(c)	(1.71)	(1.41)	(0.14)	—	(0.14)
(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(b)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(c)	Calculated based upon average shares outstanding.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

28	J.P. MORGAN FUNDS

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return (a)	Net assets, end of period (000’s)	Net expenses (b)	Net investment income (loss)	Expenses without waivers, reimbursements and earning credits	Portfolio turnover rate*

$14.39	(1.00)%	$108	0.89%	1.42%	1.41%	163%
15.74	1.94	109	0.89	1.65	1.15	87
15.44	6.04	107	0.86	0.82	1.04	78
14.56	5.00	101	0.89	0.66	2.35	47
14.31	(8.95)	96	0.90	1.95	3.46	89

FEBRUARY 28, 2013	29

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. They are incorporated by reference into this prospectus. That means, by law, they are considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

E-mail: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-STRATR5-213

Prospectus

J.P. Morgan U.S. Equity Funds

Class A, Class C & Select Class Shares

February 28, 2013

JPMorgan Research Equity Long/Short Fund

Class/Ticker: A/JLSAX; C/JLSCX; Select/JLSSX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Research Equity Long/Short Fund

Class/Ticker: A/JLSAX; C/JLSCX; Select/JLSSX

What is the goal of the Fund?

The Fund seeks to provide long term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 15 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	2.81	2.81	2.76
Dividend Expenses on Short Sales	2.22	2.22	2.18
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.34	0.34	0.33

Total Annual Fund Operating Expenses	4.31	4.81	4.01
Fee Waivers and Expense Reimbursements [1]	(0.34)	(0.34)	(0.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	3.97	4.47	3.68

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding acquired fund fees and expenses, Dividend Expenses on Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.75%, 2.25% and 1.50%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	903	1,734	2,576	4,734
CLASS C SHARES ($)	548	1,417	2,390	4,838
SELECT CLASS SHARES ($)	370	1,191	2,028	4,194

FEBRUARY 28, 2013	1

JPMorgan Research Equity Long/Short Fund (continued)

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	903	1,734	2,576	4,734
CLASS C SHARES ($)	448	1,417	2,390	4,838
SELECT CLASS SHARES ($)	370	1,191	2,028	4,194

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 159% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund takes long and short positions in equity securities, selecting from a universe of mid- to large capitalization stocks. The equity securities the Fund invests in will have market characteristics and capitalizations similar to those included in the Russell 1000 and/or S&P 500 Index at the time of purchase. As of the last reconstitution of the Russell 1000 Index on June 25, 2012, the companies in the index included companies with market capitalizations ranging from $1.4 billion to $540 billion. As of the last reconstitution of the S&P 500 Index on December 21, 2012, the companies in the index included companies with market capitalizations of $1.6 billion to $489 billion. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts (REITs) and depositary receipts.

The Fund purchases securities that it believes are undervalued and sells short securities that it believes are overvalued. The Fund’s net equity market exposure will typically range from 20 to 30%; however, in response to market conditions the Fund may adjust its equity market exposure. Under normal market conditions, its net long equity market exposure will not exceed 50% and its net short equity market exposure will not exceed 20%. Further, the Fund’s gross equity market exposure is limited to 200%. The Fund may hold a substantial portion of its total assets in cash when it holds significant short positions. By taking both long and short positions, the Fund seeks to provide some protection in down markets when compared to a fund that takes only long positions.

Selling stock short allows the Fund to more fully exploit insights into stocks that the Fund’s adviser expects to underperform. Short sales involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

Investment Process

In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis for its decisions. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price
•	impact on the overall risk of the portfolio relative to the benchmark
•	high potential reward compared to potential risk
•	temporary mispricings caused by apparent market overreactions

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

2	J.P. MORGAN U.S. EQUITY FUNDS

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Foreign Securities Risk. To the extent the Fund invests in depositary receipts, such investments are subject to additional risks including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how performance of the Fund’s Select Class Shares has varied for the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S Treasury Bill Index, the S&P 500 Index and the Lipper Long/Short Equity Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	6.48%
Worst Quarter	3rd quarter, 2011	–6.70%

FEBRUARY 28, 2013	3

JPMorgan Research Equity Long/Short Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Life of Fund (since 5/28/10)
SELECT CLASS SHARES
Return Before Taxes	8.77%	1.63%
Return After Taxes on Distributions	8.77	1.61
Return After Taxes on Distributions and Sale of Fund Shares	5.70	1.38
CLASS A SHARES
Return Before Taxes	2.78	(0.70)
CLASS C SHARES
Return Before Taxes	6.96	0.88
BOFA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	0.11	0.12
S&P 500 INDEX
(Reflects No Deduction for Fees, Expenses or Taxes)	16.00	13.40
LIPPER LONG/SHORT EQUITY FUNDS INDEX
(Reflects No Deduction for Taxes)	6.14	4.69

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Terance Chen	2010	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN U.S. EQUITY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity securities as described in its Risk/Return Summary. These equity securities may include:

•	common stock

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, often in the form of depositary receipts

The investment strategies for the Fund may also include:

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock

•	other investment companies

•

exchange traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

•	affiliated money market funds

•	derivatives, including futures, options, swaps and forwards

Ordinarily the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. The percentage limitations listed above apply only to the Fund’s direct investments in ETFs and do not apply to short sales of ETFs.

The Fund may utilize these investment strategies to a greater or lesser degree.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objective.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short Selling Risk. The Fund’s strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

FEBRUARY 28, 2013	5

More About the Fund (continued)

After selling a security short, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The SEC and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales which could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Additional Risks

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate

6	J.P. MORGAN U.S. EQUITY FUNDS

the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETFs when the Fund invests in shares of another investment company or ETFs. The price movement of an index-based ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount). If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary,” the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

FEBRUARY 28, 2013	7

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

For the most recent fiscal period ended 10/31/12, JPMIM was paid a management fee (net of waivers) of 1.02% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Manager

The portfolio management team is led by Terance Chen, Managing Director of JPMIM and a CFA charterholder. Mr. Chen has been a portfolio manager in the U.S. Equity Group since 2000 and has been a JPMIM employee since 1994.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class C and Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense

8	J.P. MORGAN U.S. EQUITY FUNDS

reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

FEBRUARY 28, 2013	9

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Fund by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin

Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

10	J.P. MORGAN U.S. EQUITY FUNDS

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements.

Each share class has different sales charges and/or expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice, because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called “Annual Fund Operating Expenses”.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

12	J.P. MORGAN U.S. EQUITY FUNDS

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select

Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be cancelled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase only additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

14	J.P. MORGAN U.S. EQUITY FUNDS

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares of the Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the

NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR THE FUND[1]
Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1.00% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase and 0.50% of the purchase price if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

16	J.P. MORGAN U.S. EQUITY FUNDS

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

11.	Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was created through a rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested into the Fund’s IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you (or your spouse or domestic partner) can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up-front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such death or disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

18	J.P. MORGAN U.S. EQUITY FUNDS

4.

That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70  1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 for Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds. Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

FEBRUARY 28, 2013	19

How to Do Business with the Fund (continued)

Class C Shares of any J.P. Morgan Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same J.P. Morgan Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

Select Class Shares of the Fund may be exchanged for Select Class Shares of another J.P. Morgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

For the Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” and below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.
2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange. There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

20	J.P. MORGAN U.S. EQUITY FUNDS

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, for Class A and Class C Shares only.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

FEBRUARY 28, 2013	21

How to Do Business with the Fund (continued)

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

22	J.P. MORGAN U.S. EQUITY FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income. It is unlikely that dividends from the Fund will qualify to any significant extent for designation as qualified dividend income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities, derivative instruments and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts,

FEBRUARY 28, 2013	23

Shareholder Information (continued)

such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Fund may process corrections up to 15 months after the date printed on

24	J.P. MORGAN U.S. EQUITY FUNDS

the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ web-site at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each represents of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

FEBRUARY 28, 2013	25

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions

•   The Fund’s share price and performance will fluctuate in response to stock market movements

•   The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates

•   Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the section titled “What are the Fund’s main investment strategies?”, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    The Fund seeks to limit risk and enhance performance through active management and/or diversification

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

Short selling

•   Short sales may not have the intended effects and may result in losses

•    The Fund may not be able to close out a short position at a particular time or at an acceptable price

•    The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•    Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility

•    Short sales involve leverage risk and credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Short selling may allow the Fund to generate positive returns in declining markets

•    Short selling may allow the Fund to implement insights into securities it expects to underperform

•    Short selling may allow the Fund to diversify its holdings across a larger number of securities

•   The Fund will not engage in short selling if the total market value of all securities sold short would exceed 100% of the Fund’s net assets

•    The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•    The Fund makes short sales through brokers that the adviser has determined to be creditworthy

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

26	J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Derivatives[1]

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[2] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•    Derivatives that involve leverage could magnify losses

•   Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets, and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•   The Fund may also use derivatives to increase its gain

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

1	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

2	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	27

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•   Currency exchange rate movements could reduce gains or create losses

•    The Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information

•    Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•   Favorable exchange rate movements could generate gains or reduce losses

•    Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Emerging markets can offer higher returns

• The Fund anticipates that total foreign investments will not exceed 20% of total assets

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests

•    The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•    REITs may be more volatile and/or more illiquid than other types of equity securities

•    If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset class in order to further diversify its assets

•   The Fund may receive current income from its REIT investments

•    If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

28	J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•   Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

Master Limited Partnerships (MLPs)

•   Holders of MLP units have limited control and voting rights, similar to those of a limited partner

•   An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns

•    MLPs may, for tax purposes, affect the character of the gain and loss realized by the Fund and affect the holding period of the Fund’s assets

•   MLPs can offer attractive returns

•    MLPs may offer more attractive yields or potential growth than comparable equity securities

•    MLPs offer attractive potential performance and opportunities for diversification

•   The Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company

•   The Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

1	ETFs are pooled investment vehicles whose ownership interests are sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 28, 2013	29

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net realized gain
Research Equity Long/Short Fund
Class A
Year Ended October 31, 2012	$14.88	$(0.27	)(g)	$0.78	$0.51	$—
Year Ended October 31, 2011	15.41	(0.33	)(g)	(0.18)	(0.51)	(0.02)
May 28, 2010 (f) through October 31, 2010	15.00	(0.13	)(g)	0.54	0.41	—

Class C
Year Ended October 31, 2012	14.77	(0.34	)(g)	0.77	0.43	—
Year Ended October 31, 2011	15.38	(0.39	)(g)	(0.20)	(0.59)	(0.02)
May 28, 2010 (f) through October 31, 2010	15.00	(0.13	)(g)	0.51	0.38	—

Select Class
Year Ended October 31, 2012	14.93	(0.24	)(g)	0.79	0.55	—
Year Ended October 31, 2011	15.43	(0.29	)(g)	(0.19)	(0.48)	(0.02)
May 28, 2010 (f) through October 31, 2010	15.00	(0.09	)(g)	0.52	0.43	—
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class A are 1.75% and 2.09% for 2012, 1.75% and 2.29% for 2011 and 1.75% and 3.24% for 2010; for Class C are 2.25% and 2.59% for 2012, 2.25% and 2.73% for 2011 and 2.22% and 5.40% for 2010; for Select Class are 1.50% and 1.83% for 2012, 1.50% and 2.04% for 2011 and 1.48% and 5.39% for 2010, respectively.
(f)	Commencement of operations.
(g)	Calculated based upon average shares outstanding.
(h)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

30	J.P. MORGAN U.S. EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (including dividend and interest expense for securities sold short) (d)(e)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (e)		Portfolio turnover rate (excluding short sales) *(b)	Portfolio turnover rate (including short sales) *(b)

$15.39	3.43%	$40,031	3.97%	(1.81)%	4.31%		92%	159%
14.88	(3.29)	60,605	4.09	(2.19)	4.63		151	255
15.41	2.73	54,311	3.73	(1.96)	5.22	(h)	63	313

15.20	2.91	578	4.47	(2.33)	4.81		92	159
14.77	(3.82)	657	4.59	(2.62)	5.07		151	255
15.38	2.53	156	4.03	(2.08)	7.21	(h)	63	313

15.48	3.68	15,806	3.68	(1.58)	4.01		92	159
14.93	(3.09)	13,016	3.84	(1.89)	4.38		151	255
15.43	2.87	5,197	3.36	(1.51)	7.27	(h)	63	313

FEBRUARY 28, 2013	31

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-RELSACS-213

Prospectus

J.P. Morgan U.S. Equity Funds

Class R5 Shares

February 28, 2013

JPMorgan Research Equity Long/Short Fund

Class/Ticker: R5/JLSRX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Research Equity Long/Short Fund

Class/Ticker: R5/JLSRX

What is the goal of the Fund?

The Fund seeks to provide long term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class R5

Management Fees

1.25
%

Distribution (Rule 12b-1) Fees

NONE

Other Expenses

2.59

Dividend Expenses on Short Sales

2.20

Shareholder Service Fees

0.05

Remainder of Other Expenses

0.34

Total Annual Fund Operating Expenses

3.84

Fee Waivers and Expense Reimbursements[1]

(0.34
)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]

3.50

1
The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total
Annual Fund Operating Expenses of Class R5 Shares (excluding acquired fund fees and expenses, Dividend Expenses on Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30% of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS R5 SHARES ($)

353

1,141

1,948

4,049

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 159% of the average value of its portfolio.

FEBRUARY 28, 2013

1

JPMorgan Research Equity Long/Short Fund (continued)

What are the Fund’s main investment strategies?

The Fund takes long and short positions in equity securities, selecting from a universe of mid- to large capitalization stocks. The equity securities the
Fund invests in will have market characteristics and capitalizations similar to those included in the Russell 1000 and/or S&P 500 Index at the time of purchase. As of the last reconstitution of the Russell 1000 Index on June 25, 2012, the
companies in the index included companies with market capitalizations ranging from $1.4 billion to $540 billion. As of the last reconstitution of the S&P 500 Index on December 21, 2012, the companies in the index included companies with market capitalizations of $1.6 billion to $489 billion. In implementing its strategy, the Fund invests primarily in common stocks, real estate investment trusts (REITs) and depositary receipts.

The Fund purchases securities that it believes are undervalued and sells short securities that it believes are overvalued. The Fund’s net equity market exposure will typically range from 20 to 30%; however, in response to market conditions the Fund may adjust its equity market exposure. Under normal market conditions, its net long equity market exposure will not exceed 50% and its net short equity market exposure will not exceed 20%. Further, the Fund’s gross equity market exposure is limited to 200%. The Fund may hold a substantial portion of its total assets in cash when it holds significant short positions. By taking both long and short positions, the Fund seeks to provide some protection in down markets when compared to a fund that takes only long positions.

Selling stock
short allows the Fund to more fully exploit insights into stocks that the Fund’s adviser expects to underperform. Short sales involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

Investment Process

In managing the Fund, the
adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value.

On behalf
of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis for its decisions. In general, the adviser buys and covers shorts in equity securities

that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•

catalysts that could trigger a rise in a stock’s price

•

impact on the overall risk of the portfolio relative to the benchmark

•

high potential reward compared to potential risk

•

temporary mispricings caused by apparent market overreactions

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve
its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market
Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

2

J.P. MORGAN U.S. EQUITY FUNDS

Foreign Securities Risk. To the extent the Fund invests in depositary receipts, such investments are subject to additional risks including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund’s
investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

High Portfolio Turnover Risk.
The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This
section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied over the past two calendar years. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index, the S&P 500 Index and the Lipper Long/Short Equity Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indexes, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling
1-800-480-4111.

Best Quarter

1st quarter, 2012

6.52%

Worst Quarter

3rd quarter, 2011

–6.62%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)

Past 1 Year

Life of Fund (since 5/28/10)

CLASS R5 SHARES

Return Before Taxes

8.95
%

1.83
%

Return After Taxes on Distributions

8.95

1.81

Return After Taxes on Distributions and Sale of Fund Shares

5.82

1.55

BofA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

0.11

0.12

S&P 500 INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

16.00

13.40

  LIPPER LONG/SHORT EQUITY
FUNDS INDEX

(Reflects No Deduction for Taxes)

6.14

4.69

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

FEBRUARY 28, 2013

3

JPMorgan Research Equity Long/Short Fund (continued)

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed the Fund
Since

Primary Title with Investment Adviser

Terance Chen

2010

Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R5 Shares.

In general, you
may purchase or redeem shares on any business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make
distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment.
Ask your salesperson or visit your financial intermediary’s website for more information.

4

J.P. MORGAN U.S. EQUITY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity securities as described in its Risk/Return Summary. These equity securities may include:

•

common stock

•

  real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•

foreign securities, often in the form of depositary receipts

The investment strategies for the Fund may also include:

•

preferred stock

•

convertible securities

•

trust or partnership interests

•

warrants and rights to buy common stock

•

other investment companies

•

exchange traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries.
Actively managed ETFs do not seek to track the performance of a particular market index.

•

affiliated money market funds

•

derivatives, including futures, options, swaps and forwards

Ordinarily the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple
ETFs. The percentage limitations listed above apply only to the Fund’s direct investments in ETFs and do not apply to short sales of ETFs.

The Fund may utilize these investment strategies to a greater or lesser degree.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

FUNDAMENTAL INVESTMENT OBJECTIVE

An investment objective is fundamental if it
cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the
Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objective.

The main risks
associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the
Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short
Selling Risk. The Fund’s strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to
establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

FEBRUARY 28, 2013

5

More About the Fund
(continued)

After selling a security short, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The SEC and financial industry regulatory authorities in other countries may impose prohibitions, restrictions, or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, these investments are subject to special risks in addition to those of U.S. investments.
These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real

estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Additional Risks

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic

6

J.P. MORGAN U.S. EQUITY FUNDS

instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (for
example, futures and options) that derive their value from the performance of underlying assets or securities.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The
Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

ETF and Investment Company Risk. The Fund may invest in shares of other investment companies and ETFs.
Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying investment company or ETF when the Fund invests in shares of another investment company or ETF. The price movement of an index-based
ETF may not track the underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount). If the Fund invests in closed-end investment companies, it may incur added expenses such as additional management fees and trading costs.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/Return Summary,” the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual
market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the
Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid,
high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

FEBRUARY 28, 2013

7

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple
class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P.
Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is
a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

For the most recent fiscal period ended 10/31/12, JPMIM was paid a management fee (net of waivers) of 1.02% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Manager

The portfolio management team is led by Terance Chen, Managing Director of JPMIM and a CFA charterholder. Mr. Chen has been a portfolio manager in the
U.S. Equity Group since 2000 and has been a JPMIM employee since 1994.

The Statement of Additional Information provides additional
information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075%
of average daily net assets of such Funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.05% of the average daily net assets of the Class R5 Shares of the
Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.05% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the
Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to
Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and

8

J.P. MORGAN U.S. EQUITY FUNDS

educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

FEBRUARY 28, 2013

9

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy Fund shares?

You may purchase
Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor. Shares purchased this way will typically be held for you by the
Financial Intermediary; or

•

Directly through the Funds through JPMDS.

Who can buy shares?

Class R5 Shares of the Fund may be purchased by retirement plans,
Section 529 college savings plans, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of
Trustees. The only retirement plans that are eligible to purchase shares are group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and nonqualified deferred compensation plans. To be eligible for purchase by retirement plans or Section 529 college savings plans, shares must be held through plan level or omnibus accounts held on the books of the Fund.

Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education
Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock
Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P.
Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial
Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share
ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has
adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a
Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily

10

J.P. MORGAN U.S. EQUITY FUNDS

or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to
assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds, particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market
timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.
Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.
Purchases, redemptions and exchanges made on a systematic basis,

3.
Automatic reinvestments of dividends and distributions,

4.
Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.
Bona fide asset allocation programs.

Please see the
Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for
short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury &

Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How
much do shares cost?

Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV
per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan
Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American,
South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the

FEBRUARY 28, 2013

11

How to Do Business with the Fund (continued)

security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market,
Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the
Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully. The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes.

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial
Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account
Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan
Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

12

J.P. MORGAN U.S. EQUITY FUNDS

All checks must be made payable to one of the following:

•

J.P. Morgan Funds; or

•

The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony
Drive

Quincy, MA 02169

ATTN: J.P. Morgan
Funds Services

ABA 021 000 021

DDA 323
125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your
Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened.
Simply select this option on your Account Application and then:

•

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•

  Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either
(1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary.
Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class R5 Shares may not be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

FEBRUARY 28, 2013

13

How to Do Business with the Fund (continued)

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of
the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the
Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•

You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•

  You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.
A financial institution; or

2.
Your Financial Intermediary.

Normally, your
redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by
ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary receives your redemption request before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m.
ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if
applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Fund may suspend your ability to redeem when:

1.
Trading on the NYSE is restricted;

2.
The NYSE is closed (other than weekend and holiday closings);

3.
Federal securities laws permit;

4.
The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.
An emergency exists, as determined by the SEC.

See
“Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally
will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

14

J.P. MORGAN U.S. EQUITY FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•

reinvest all distributions in additional Fund shares without a sales charge;

•

  take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•

take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions by the Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of the Fund as an investment and the tax treatment of distributions.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares.

Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

With respect to taxable shareholders, distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain regardless of how long you have held shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short term gain, depending upon how long you have held your shares.

The Fund’s investment in foreign securities may be subject
to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investments in certain foreign securities or foreign currencies may increase or accelerate the
Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund’s investment in
certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities, derivative instruments and so called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold including when it is not advantageous to do
so. The Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such

FEBRUARY 28, 2013

15

Shareholder Information
(continued)

distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at
www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

Any investor
for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The tax considerations described in
this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial
Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan
Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the JPMorgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each represents of the Fund’s portfolio as of the most recent month’s end online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request
portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional
Information.

16

J.P. MORGAN U.S. EQUITY FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Market conditions

•   The Fund’s share price and performance will
fluctuate in response to stock market movements

•
  The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates

•
  Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

  •   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Under normal circumstances the Fund plans to
remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds

•
  In addition to the securities described in the section titled “What are the Fund’s main investment strategies?” equity securities may include convertible securities[1], preferred stocks[2], depositary receipts (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company
securities

•
  The Fund seeks to limit risk and enhance performance through active management and/or diversification

•
   During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

Short selling

•   Short sales may not have the intended effects and
may result in losses

•
  The Fund may not be able to close out a short position
at a particular time or at an acceptable price

•
  The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•
   Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility

•
  Short sales involve leverage risk and credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•   The Fund could make money and protect against losses if management’s analysis proves correct

•
  Short selling may allow the Fund to generate positive returns in declining markets

•
   Short selling may allow the Fund to implement insights into securities it expects to underperform

•
   Short selling may allow the Fund to diversify its holdings across a larger number of securities

•   The Fund will not engage in short selling if the
total market value of all securities sold short would exceed 100% of the Fund’s net assets

•
   The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•
  The Fund makes short sales through brokers that the adviser has determined to be creditworthy

1
Convertible securities are bonds or preferred stock that can convert to common stock.

2
Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3
Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

FEBRUARY 28, 2013

17

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Management choices

• The Fund could underperform its benchmark due to its securities and asset allocation choices

• The Fund could outperform its benchmark due to these same choices

  •   The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Derivatives[1]

•   Derivatives such as futures, options, swaps, and
forward foreign currency contracts[2] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•
   The Fund may have difficulty exiting a derivatives position

•
  Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•
   The counterparty to a derivatives contract could default

•
   Derivatives that involve leverage could magnify losses

•
  Certain types of derivatives involve costs to the Fund which can reduce returns

•
   Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the
Fund’s investment flexibility

•
  Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•
   Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets, and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying
positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•
   Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and for risk
management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•
  While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio

•
   The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•
   The Fund may also use derivatives to increase its gain

•
  The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

1
The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

2
A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

18

J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•   Currency exchange rate movements could reduce
gains or create losses

•
  The Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information

•
   Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•   Favorable exchange rate movements could generate
gains or reduce losses

•
  Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•
  Emerging markets can offer higher returns

• The Fund anticipates that total foreign investments will not exceed 20% of total assets

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general,
and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests

•
  The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•
   REITs may be more volatile and/or more illiquid than other types of equity securities

•
  If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset
class in order to further diversify its assets

•   The Fund may receive current income from its REIT investments

•
   If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

1
REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

FEBRUARY 28, 2013

19

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

ETFs[1] and other investment companies

•   If the Fund invests in shares of another
investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company

•
  The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or
pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other
investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•
   Exemptive orders granted to various ETFs and their investment advisers by the Securities and Exchange
Commission (SEC) permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•   Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

Master Limited Partnerships (MLPs)

•   Holders of MLP units have limited control and
voting rights, similar to those of a limited partner

•   An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns

•
   MLPs may, for tax purposes, affect the character of the gain and loss realized by the Fund and affect the holding period of the Fund’s assets

•   MLPs can offer attractive returns

•
   MLPs may offer more attractive yields or potential growth than comparable equity securities

•
  MLPs offer attractive potential performance and opportunities for diversification

•   The Fund will limit its direct and indirect
investments in MLPs to maintain its status as a registered investment company

•   The Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Short-term trading

•   Increased trading would raise the Fund’s
transaction costs

•
  Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

  •   The Fund could realize gain in a short period of
time       •
The Fund could protect against losses if a stock is overvalued and its value later falls

  •   The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Illiquid holdings

  •   The Fund could have difficulty valuing these
holdings precisely       •
The Fund could be unable to sell these holdings at the time or price desired

• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of net
assets in illiquid holdings

•
  To maintain adequate liquidity to meet redemptions, the Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

1
ETFs are pooled investment vehicles whose ownership interests are sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries.
Actively managed ETFs do not seek to track the performance of a particular market index.

20

J.P. MORGAN U.S. EQUITY FUNDS

This Page
Intentionally Left Blank.

FEBRUARY 28, 2013

21

Financial Highlights

The financial highlights table is intended to help you understand the
Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent
the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Per share operating performance

Investment operations

Distributions

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net realized gain

Research Equity Long/Short Fund

Class R5

Year Ended October 31, 2012

$
14.98

$
(0.21
)(g)

$
0.79

$
0.58

$
—

Year Ended October 31, 2011

15.44

(0.27
)(g)

(0.17
)

(0.44
)

(0.02
)

May 28, 2010 (f) through October 31, 2010

15.00

(0.08
)(g)

0.52

0.44

—

(a)
Annualized for periods less than one year.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.

(e)
The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class R5 are 1.30% and 1.64% for 2012, 1.30% and 1.83% for 2011 and 1.28% and 5.22% for 2010, respectively.

(f)
Commencement of operations.

(g)
Calculated based upon average shares outstanding.

(h)
Ratios are disproportionate between classes due to the size of net assets and fixed expenses.

*
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

22

J.P. MORGAN U.S. EQUITY FUNDS

Ratios/Supplemental data

Ratios to average net assets (a)

Net asset value, end of period

Total return (b)(c)

Net assets, end of period (000’s)

Net expenses (including dividend and interest expense for securities sold short) (d)(e)

Net investment income (loss)

Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (e)

Portfolio turnover rate (excluding short sales) *(b)

Portfolio turnover rate (including short sales) *(b)

$
15.56

3.87
%

$
52

3.50
%

(1.39
)%

3.84
%

92
%

159
%

14.98

(2.83
)

50

3.64

(1.75
)

4.17

151

255

15.44

2.93

51

3.16

(1.31
)

7.10
(h)

63

313

FEBRUARY 28, 2013

23

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The
SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public
Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

 ©JPMorgan
Chase & Co., 2013. All rights reserved. February 2013.
PR-RELSR5-213

Prospectus

J.P. Morgan U.S. Equity Funds

Class A, Class C & Select Class
Shares

February 28, 2013

JPMorgan Growth Long/Short Fund

Class/Ticker:
A/JGLAX; C/JGLCX; Select/JGLSX

The
Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Growth Long/Short Fund

Class/Ticker: A/JGLAX; C/JGLCX; Select/JGLSX

What is the goal of the Fund?

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES
CHARGES” on page 16 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

Class A

Class C

Select Class

Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price

5.25%

NONE

NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares

NONE

1.00%

NONE

(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class A

Class C

Select Class

Management Fees

1.50
%

1.50
%

1.50
%

Distribution (Rule 12b-1) Fees

0.25

0.75

NONE

Other Expenses

3.61

3.61

3.61

Shareholder Service Fees

0.25

0.25

0.25

Remainder of Other Expenses

3.36

3.36

3.36

Acquired Fund Fees and Expenses

0.03

0.03

0.03

Total Annual Fund Operating Expenses

5.39

5.89

5.14

Fee Waivers and Expense Reimbursements[1]

(3.41
)

(3.41
)

(3.41
)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]

1.98

2.48

1.73

1
The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.95%, 2.45% and 1.70%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a
5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

715

1,764

2,804

5,368

CLASS C SHARES ($)

351

1,448

2,624

5,473

SELECT CLASS SHARES ($)

176

1,236

2,293

4,923

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

715

1,764

2,804

5,368

CLASS C SHARES ($)

251

1,448

2,624

5,473

SELECT CLASS SHARES ($)

176

1,236

2,293

4,923

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the most recent fiscal year, the
Fund’s portfolio turnover rate was 107% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund will normally invest in a focused portfolio of large cap growth securities and will seek to capture the returns associated with this portfolio in favorable market environments while

FEBRUARY 28, 2013

1

JPMorgan Growth Long/Short Fund (continued)

providing some downside protection in unfavorable markets when compared to a fund that takes only long positions.

The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM), will manage the Fund’s exposure to general equity market fluctuations by investing in exchange traded funds (ETFs), index futures and cash (and cash equivalents). By adjusting its market exposure, the Fund seeks to provide some protection in down markets when compared to a fund that takes only long positions.

In particular, JPMIM will take short and long positions in ETFs and index futures to decrease equity market/sector exposures in place of using individual equity securities. The ETFs in which the Fund will invest are pooled investment vehicles that seek to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries. The Fund’s use of these hedging techniques may reduce the negative impact of general market fluctuations, but also limits the Fund’s ability to profit from increases in the value of its large cap growth securities.

The Fund’s net equity market exposure will typically range from 50–75%. Under normal market conditions, the
Fund’s net long equity market exposure will range from 0–75% and will not exceed 75%. Further, the Fund’s gross equity market exposure is limited to 200%.

Large cap securities are defined as those the issuers of which have market capitalizations of $10 billion or higher. The Fund’s large cap growth securities will primarily consist of common stock, REITs and depositary receipts.

The Fund is non-diversified.

Investment Process

In managing the Fund, JPMIM employs a process that combines research, valuation and stock selection to identify companies that have a history of above-average growth or which the adviser believes will achieve above-average growth in the future. Growth companies purchased for the Fund include those with leading competitive positions, predictable and durable business models and management that can achieve sustained growth. JPMIM makes specific purchase decisions based on a number of quantitative factors, including valuation and improving fundamentals, as well as the stock and industry insights of JPMIM’s research and portfolio management teams. JPMIM will then use a combination of market factors including price momentum and earnings revisions to determine the attractiveness of hedging. In general, the Fund anticipates that it will consistently attempt to hedge general market fluctuations, but may increase the hedge during unfavorable market conditions.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market
Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Foreign Securities Risk. To the extent the Fund invests in depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies

2

J.P. MORGAN U.S. EQUITY FUNDS

or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Growth Investing Risk. Because growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks, growth stocks may also trade at higher multiples of current earnings, compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value.

Investment Company and ETF Risk. The Fund may invest in ETFs as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying funds. Certain underlying funds such as ETFs may not be actively managed. Securities may be purchased, held and sold by such funds when an actively managed fund would not do so. ETFs may trade at a price below their net asset value (also known as a discount).

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the
Fund.

Derivatives Risk. Derivatives, including futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty.
Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Fund’s performance and share price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This
section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past two calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the S&P 500 Index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

1st quarter, 2012

10.90%

Worst Quarter

3rd quarter, 2011

–6.10%

FEBRUARY 28, 2013

3

JPMorgan Growth Long/Short Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)

Past 1 Year

Life of Fund (since 11/30/10)

SELECT CLASS SHARES

Return Before Taxes

7.87
%

1.99
%

Return After Taxes on Distributions

7.87

1.99

Return After Taxes on Distributions and Sale of Fund Shares

5.11

1.70

CLASS A SHARES

Return Before Taxes

1.97

(0.85
)

CLASS C SHARES

Return Before Taxes

6.03

1.21

BofA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

0.11

0.11

S&P 500 INDEX

(Reflects No Deduction for Fees, Expenses or Taxes)

16.00

11.89

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed the Fund
Since

Primary Title with Investment Adviser

Gregory Luttrell

2010

Managing Director

Christopher Jones

2010

Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares

To establish an account

$1,000

To add to an account

$25

For Select Class Shares

To establish an account

$1,000,000

To add to an account

No minimum levels

In general, you may purchase or redeem shares on any business day

•

Through your Financial Intermediary

•

By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

•

After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make
distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment.
Ask your salesperson or visit your financial intermediary’s website for more information.

4

J.P. MORGAN U.S. EQUITY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity securities as described in its Risk/Return Summary. These equity securities may include

•

common stock

•

  real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•

foreign securities, often in the form of depositary receipts

•

other investment companies

•

exchange-traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries.
Actively managed ETFs do not seek to track the performance of a particular market index.

•

derivatives, including futures

The investment strategies for the Fund may also include

•

preferred stock

•

  convertible securities

•

trust or partnership interests

•

warrants and rights to buy common stock

•

affiliated money market funds

•

derivatives, including options and swaps

Ordinarily the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The Securities and Exchange Commission has issued exemptive orders to many
ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. The percentage limitations listed above apply only to the Fund’s direct investments in ETFs and do not apply to short sales of ETFs.

The Fund
may utilize these investment strategies to a greater or lesser degree.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE

An investment objective is fundamental if it
cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the
Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objective.

The main risks
associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the
Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Short
Selling Risk. The Fund’s strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to
establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its

FEBRUARY 28, 2013

5

More About the Fund
(continued)

investment strategy due to the lack of available securities or for other reasons.

After
selling a security short, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The Securities and Exchange Commission and financial industry regulatory authorities in other countries have in the past imposed temporary prohibitions and restrictions on certain types of short sale transactions. These prohibitions and restrictions, or the imposition of other regulatory requirements on short selling in the future, could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Growth Investing Risk. Growth investing attempts to identify companies that the adviser believes will experience rapid earnings growth relative to value or other types of stocks. The value of these stocks generally is much more sensitive to current or expected earnings than stocks of other types of companies. Short-term events, such as a failure to meet industry earnings expectations, can cause dramatic decreases in the growth stock price compared to other types of stock. Growth stocks may also trade at higher multiples of current earnings compared to value or other stocks, leading to inflated prices and thus potentially greater declines in value. The Fund’s performance may be better or worse than the performance of equity funds that focus on value stocks or that have a broader investment style.

Investment Company and ETF Risk. The Fund may invest in other investment companies and ETFs as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. The Fund’s net asset value will change with the value of the underlying funds and changes in the markets where the underlying funds invest. Because the Fund’s adviser or its affiliates may provide services to and receive fees from certain underlying funds, investments in a fund may benefit the adviser and/or its affiliates and may create a conflict of interest. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the underlying funds. Certain underlying funds such as ETFs may not be actively managed. Securities may be purchased, held and sold by such funds when an actively managed fund would not do so. The price movement of an index-based ETF may not track its underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more

6

J.P. MORGAN U.S. EQUITY FUNDS

volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

WHAT IS A DERIVATIVE?

Derivatives are securities or contracts (for
example, futures and options) that derive their value from the performance of underlying assets or securities.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The
Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

The Fund may also use derivatives, including futures and swaps, to implement short positions. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the price of the instrument or market which the Fund has taken a short position on increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to a counterparty. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment, as there is no cap on maximum losses.

Additional Risks

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Initial Public Offerings (IPO) Risk. IPO securities have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile and their purchase may involve high transaction costs. At any particular time or from time to time, the Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of purchasers to which IPO securities are allocated increases, the number of securities issued to the Fund may decrease. The performance of the
Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund

FEBRUARY 28, 2013

7

More About the Fund
(continued)

increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary,” the
“Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?

Cash equivalents are highly liquid,
high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

8

J.P. MORGAN U.S. EQUITY FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple
class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P.
Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is
a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 10/31/12, JPMIM was paid management fees of 0.00% (net of waivers) as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Managers

The portfolio management team is led by Greg Luttrell, Managing Director of JPMIM and Christopher Jones, Managing Director of JPMIM. Mr. Luttrell joined the adviser in September 2007 after having worked as a portfolio manager at Teachers Advisors, Inc., a subsidiary of Teachers Insurance and Annuity Association (TIAA), since 2001. Mr. Jones is the chief investment officer of the U.S. Equity
Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075%
of average daily net assets of such funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class C and
Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other
affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial
Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may

FEBRUARY 28, 2013

9

The Fund’s Management and Administration (continued)

be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan
Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

10

J.P. MORGAN U.S. EQUITY FUNDS

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund
shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as
Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•

Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the
Fund by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•

J.P. Morgan Funds.

•

JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can
I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin

Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund.
Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no
certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

FEBRUARY 28, 2013

11

How to Do Business with the Fund (continued)

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the
Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted
to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to
apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.
Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.
Purchases, redemptions and exchanges made on a systematic basis,

3.
Automatic reinvestments of dividends and distributions,

4.
Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.
Bona fide asset allocation programs.

Please see the
Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for
short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury &
Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in
connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a
Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class
Shares are available to those investors meeting the Fund’s minimum and eligibility requirements.

Each share class has different sales
charges and/or expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales
charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

12

J.P. MORGAN U.S. EQUITY FUNDS

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. Class C Shares are not converted to
Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

The Fund may issue other classes of shares that
have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C
Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are
eligible to purchase Select Class Shares, they would generally be the best choice, because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called “Annual Fund Operating Expenses”.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The
NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are
readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities
listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities
initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

FEBRUARY 28, 2013

13

How to Do Business with the Fund (continued)

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the
Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. Subsequent investments must be at least $25.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select
Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the

Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic
Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an
initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of.

Doing so now means that you will not have to complete additional paperwork later.

Federal law requires
all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account
Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account
Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated

14

J.P. MORGAN U.S. EQUITY FUNDS

after all of the required information is received, plus any applicable sales charge.

Once
we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to
J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see “Redeeming Fund Shares —
When can I redeem shares?”

All checks must be made payable to one of the following:

•

J.P. Morgan Funds; or

•

The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony
Drive

Quincy, MA 02169

ATTN: J.P. Morgan
Funds Services

ABA 021 000 021

DDA 323
125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be cancelled if J.P. Morgan Funds
Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Fund.

If
you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•

  Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can
I automatically invest on a systematic basis?

You may purchase only additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

FEBRUARY 28, 2013

15

How to Do Business with the Fund (continued)

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan
Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible
Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares of the Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•

Select the “Systematic Investment Plan” option on the Account Application.

•

Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Fund. Compensation comes

from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The tables below shows the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and
Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on
Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public
offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial

Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below
shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as
“breakpoints.”

TOTAL SALES CHARGE FOR THE FUND[1]

  Amount of
Purchases

Sales Charge as a % of the Offering Price

  Sales Charge
 as a %   of
Your Investment

Commission as a % of Offering Price

Less than $50,000

5.25

5.54

4.75

$50,000–$99,999

4.50

4.71

4.05

$100,000–$249,999

3.50

3.63

3.05

$250,000–$499,999

2.50

2.56

2.05

$500,000–$999,999

2.00

2.04

1.60

$1,000,000 or more*

NONE

NONE

**

1
The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*
There is no front-end sales charge for investments of $1 million or more in the Fund.

**
If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of
1.00% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase and 0.50% of the purchase price if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new
Class A Shares will be subject to the charges specified above applicable to the Fund, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to
Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A
Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below)

16

J.P. MORGAN U.S. EQUITY FUNDS

even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan
Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation: You may qualify for a reduction in
the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C
Shares of a J.P. Morgan Fund held in:

1.
Your account(s);

2.
Account(s) of your spouse or domestic partner;

3.
Account(s) of children under the age of 21 who share your residential address;

4.
Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.
Solely controlled business accounts; and

6.
Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial
Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the
J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of
Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid will apply in calculating the amount to be paid to the Distributor for purchases pursuant to a Letter of Intent. If you don’t pay the difference, the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of
Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your
Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No
sales charge is imposed on Class A Shares of the Fund if the shares were:

1.
Bought with the reinvestment of dividends and capital gains distributions.

2.
Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

FEBRUARY 28, 2013

17

How to Do Business with the Fund (continued)

3.
Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•

J.P. Morgan Funds

•

JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a
$1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.
Bought by employees of:

•

Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.
Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under
Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial

Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•

Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•

Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.
Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A
Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.
Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.
Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.
Bought when one Fund invests in another J.P. Morgan Fund.

10.
Bought in connection with plans of reorganizations of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.

Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs.
To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was created through a rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide record-

18

J.P. MORGAN U.S. EQUITY FUNDS

keeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested into the Funds’ IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you (or your spouse or domestic partner) can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at
NAV per share, without any up front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase

  CDSC as a % of Dollar Amount Subject to
Charge

0–1

1.00

After first year

None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For
Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

If you received your Class C Shares in connection with
a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Fund:

1.
If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.
Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.
If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code).
With respect to a shareholder’s disability, the redemption must be made within one year of such death or disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age
70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.
That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

FEBRUARY 28, 2013

19

How to Do Business with the Fund (continued)

6.
That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.
Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.
Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read
“Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.
If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class
C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 for Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.
Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.
Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are
paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have
directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or
(2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for
Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for
Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds. Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C
Shares of the Short Term Bond Funds.

Class C Shares of any J.P. Morgan Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same J.P. Morgan Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any contingent deferred sales charge.

20

J.P. MORGAN U.S. EQUITY FUNDS

For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of the Fund may be exchanged for Select Class Shares of another J.P. Morgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•

  The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•

You have contacted your Financial Intermediary, if necessary.

•

All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an
exchange except as specified in “Sales Charges — Class A Shares” and below.

If you exchange Class C Shares of the Fund for
Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.
Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C
Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.
The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.
If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However,
the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your
Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate
documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

FEBRUARY 28, 2013

21

How to Do Business with the Fund (continued)

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•

You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•

  You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.
A financial institution; or

2.
Your Financial Intermediary.

Normally, your
redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by
ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you
selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.
Yes, for Class A and Class C Shares only.

•

Select the “Systematic Withdrawal Plan” option on the Account Application.

•

Specify the amount you wish to receive and the frequency of the payments.

•

You may designate a person other than yourself as the payee.

•

There is no fee for this service.

2.
If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because
Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•

  Monthly and constitute no more than
1/12 of 10% of your then-current balance in the Fund each month; or

•

  Quarterly and constitute no more than
1/4 of 10% of your then-current balance in the Fund each quarter.

3.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund.

22

J.P. MORGAN U.S. EQUITY FUNDS

For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.
If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.
You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.
To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.
If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to
redeem when:

1.
Trading on the NYSE is restricted;

2.
The NYSE is closed (other than weekend and holiday closings);

3.
Federal securities laws permit;

4.
The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.
An emergency exists, as determined by the SEC.

See
“Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally
will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013

23

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•

reinvest all distributions in additional Fund shares without a sales charge;

•

  take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•

take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income. It is unlikely that dividends from the Fund will qualify to any significant extent for designation as qualified dividend income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities, derivative instruments and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is

24

J.P. MORGAN U.S. EQUITY FUNDS

not advantageous to do so. The Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s
investments in ETFs and other investment companies could affect the amount, timing and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid
Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax
considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of
tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed
after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after
January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In
calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box
8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you
designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Fund may process corrections up to 15 months after the date printed on

FEBRUARY 28, 2013

25

Shareholder Information
(continued)

the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural
resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family.
If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information,
please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM.
A copy of the Fund’s

voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each represents of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month end.

Shareholders may request
portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional
Information.

26

J.P. MORGAN U.S. EQUITY FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Market conditions

•   The Fund’s share price and performance will
fluctuate in response to stock market movements

•   The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates

•   Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•   The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

  •   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Under normal circumstances the Fund plans to
remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market
funds

•
  In addition to the securities described in the section titled “What are the Fund’s main investment strategies?”, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company
securities

•
  The Fund seeks to limit risk and enhance performance through active management and/or diversification

•
   During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

Short selling

•   Short sales may not have the intended effects and
may result in losses

•
  The Fund may not be able to close out a short position at a particular time or at an acceptable price

•
   The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•
  Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility

•
   Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•   The Fund could make money and protect against
losses if management’s analysis proves correct

•   Short selling may allow the Fund to implement insights into securities it expects to underperform

•   Short selling may allow the Fund to diversify its holdings across a larger number of securities

•
   Short selling may allow the Fund to have positive returns in declining markets

•   The Fund segregates or earmarks liquid assets to
cover short positions and offset a portion of the leverage risk

•   The Fund makes short sales through brokers that the adviser has determined to be creditworthy

1
Convertible securities are bonds or preferred stock that can convert to common stock.

2
Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3
Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

FEBRUARY 28, 2013

27

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Management choices

• The Fund could underperform its benchmark due to its securities and asset allocation choices

• The Fund could outperform its benchmark due to these same choices

  •   The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Derivatives*

•   Derivatives such as futures, options, swaps, and
forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•
   The Fund may have difficulty exiting a derivatives position

•
  Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•   The counterparty to a derivatives contract could default

•
   Derivatives that involve leverage could magnify losses

•   Certain types of derivatives involve costs to the Fund which can reduce returns

•
   Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the
Fund’s investment flexibility

•
   Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•
  The use of derivatives to implement short positions involves the risk that there is no cap on maximum losses and gains are limited to the price of the derivative’s underlying reference security, asset or index at the time the short position is established

•
  Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets, and defer recognition of certain of the
Fund’s losses

•   Hedges that correlate well with underlying
positions can reduce or eliminate losses at low cost

•
  The Fund could make money and protect against losses if the management’s analysis proves correct

•
   Derivatives that involve leverage could generate substantial gains at low cost

•
  The implementation of short positions may allow the Fund to generate positive returns in declining markets

•   The Fund uses derivatives for hedging and for risk
management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark; the Fund may also use derivatives in an effort to produce increased gain

•
  The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•
   A Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*
The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1
A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

28

J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•   Currency exchange rate movements could reduce
gains or create losses

•
   The Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information

•
   Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•   Favorable exchange rate movements could generate
gains or reduce losses

•
  Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•
  Emerging markets can offer higher returns

• The Fund anticipates that total foreign investments will not exceed 20% of total assets

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general,
and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests

•
  The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•
   REITs may be more volatile and/or more illiquid than other types of equity securities

•
  If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset
class in order to further diversify its assets

•   The Fund may receive current income from its REIT investments

•
   If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

1
REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

FEBRUARY 28, 2013

29

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

ETFs[1] and other investment companies

•   If the Fund invests in shares of another
investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the investment company

•
  The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or
pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other
investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•
   Exemptive orders granted to various ETFs and their investment advisers by the Securities and Exchange
Commission (SEC) permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•   Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

Master Limited Partnerships (MLPs)

•   Holders of MLP units have limited control and
voting rights, similar to those of a limited partner

•   An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns

•
   MLPs may, for tax purposes, affect the character of the gain and loss realized by the Fund and affect the holding period of the Fund’s assets

•   MLPs can offer attractive returns

•
  MLPs may offer more attractive yields or potential growth than comparable equity securities

•
   MLPs offer attractive potential performance and opportunities for diversification

•   The Fund will limit its direct and indirect
investments in MLPs to maintain its status as a registered investment company

•   The Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Short-term trading

•   Increased trading would raise the Fund’s
transaction costs

•
  Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

  •   The Fund could realize gain in a short period of
time       •
The Fund could protect against losses if a stock is overvalued and its value later falls

  •   The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

1
ETFs are pooled investment vehicles whose ownership interests are sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries.
Actively managed ETFs do not seek to track the performance of a particular market index.

30

J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS

POTENTIAL REWARDS

POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings

  •   The Fund could have difficulty valuing these
holdings precisely       •
The Fund could be unable to sell these holdings at the time or price desired

• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of net
assets in illiquid holdings

•
  To maintain adequate liquidity to meet redemptions, the Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

FEBRUARY 28, 2013

31

Financial Highlights

The
financial highlights table is intended to help you understand the Fund’s financial performance for each share class for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

Per share operating performance

Investment operations

Net asset value, beginning of period

Net investment income (loss)

Net realized and unrealized gains (losses) on investments

Total from investment operations

Net asset value, end of period

Growth Long/Short Fund

Class A

Year Ended October 31, 2012

$
14.97

$
(0.20
)(e)(f)

$
0.59

$
0.39

$
15.36

November 30, 2010 (g) through October 31, 2011

15.00

(0.21
)

0.18

(0.03
)

14.97

Class C

Year Ended October 31, 2012

14.90

(0.28
)(e)(f)

0.59

0.31

15.21

November 30, 2010 (g) through October 31, 2011

15.00

(0.28
)

0.18

(0.10
)

14.90

Select Class

Year Ended October 31, 2012

15.01

(0.17
)(e)(f)

0.59

0.42

15.43

November 30, 2010 (g) through October 31, 2011

15.00

(0.18
)

0.19

0.01

15.01

(a)
Annualized for periods less than one year.

(b)
Not annualized for periods less than one year.

(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

(d)
Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.

(e)
Calculated based upon average shares outstanding.

(f)
Reflects a special dividend paid out during the period by one of the Fund’s holdings. Had the Fund not received the special dividend the net investment income (loss)
per share would have been $(0.23), $(0.31) and $(0.20) for Class A, Class C and Select Class Shares, respectively and the net investment income (loss) ratio would have been (1.51)%, (2.01)% and (1.28)% for Class A, Class C and Select Class Shares,
respectively.

(g)
Commencement of operations.

(h)
Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2011.

*
Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

32

J.P. MORGAN U.S. EQUITY FUNDS

Ratios/Supplemental data

Ratios to average net assets (a)

  Total
return (excludes sales charge) (b)(c)

Net assets, end of period

Net expenses (d)

       Net
 investment
income (loss)

  Expenses
without waivers, reimbursements and earnings credits

  Portfolio
turnover rate *(b)

2.61
%

$
51,190

1.95
%

(1.31
)%(f)

5.36
%

107
%

(0.20
)

49,911

1.95
(h)

(1.51
)(h)

5.71
(h)

75

2.08

50,701

2.45

(1.81
)(f)

5.86

107

(0.67
)

49,682

2.45
(h)

(2.01
)(h)

6.20
(h)

75

2.80

4,078,687

1.70

(1.09
)(f)

5.11

107

0.07

4,902,478

1.70
(h)

(1.26
)(h)

5.45
(h)

75

FEBRUARY 28, 2013

33

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The
SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public
Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

 ©JPMorgan
Chase & Co., 2013. All rights reserved. February 2013.
PR-GLSACS-213

Prospectus

J.P. Morgan U.S. Equity Funds

Class A, Class C & Select Class
Shares

February 28, 2013

JPMorgan Multi-Cap Long/Short Fund

Class/Ticker:
A/JLMAX; C/JMLCX; Select/JMLSX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Multi-Cap Long/Short Fund

Class/Ticker: A/JLMAX; C/JMLCX; Select/JMLSX

What is the goal of the Fund?

The Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES
CHARGES” on page 15 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)

Class A

Class C

Select Class

Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price

5.25%

NONE

NONE

Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares

NONE

1.00%

NONE

(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

Class A

Class C

Select Class

Management Fees

1.50
%

1.50
%

1.50
%

Distribution (Rule 12b-1) Fees

0.25

0.75

NONE

Other Expenses

4.36

4.36

4.35

Dividend Expenses on Short Sales

0.57

0.57

0.57

Shareholder Service Fees

0.25

0.25

0.25

Remainder of Other Expenses

3.54

3.54

3.53

Acquired Fund Fees and Expenses

0.06

0.06

0.06

Total Annual Fund Operating Expenses

6.17

6.67

5.91

Fee Waivers and Expense Reimbursements[1]

(3.59
)

(3.59
)

(3.58
)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]

2.58

3.08

2.33

1
The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total
Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.95%, 2.45% and 1.70%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COSTS WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

772

1,956

3,112

5,886

CLASS C SHARES ($)

411

1,648

2,941

5,988

SELECT CLASS SHARES ($)

236

1,439

2,619

5,479

IF YOU DO NOT SELL YOUR SHARES, YOUR COSTS WOULD BE:

1 Year

3 Years

5 Years

10 Years

CLASS A SHARES ($)

772

1,956

3,112

5,886

CLASS C SHARES ($)

311

1,648

2,941

5,988

SELECT CLASS SHARES ($)

236

1,439

2,619

5,479

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate (including short sales) was 237% of the average value of its portfolio.

FEBRUARY 28, 2013

1

JPMorgan Multi-Cap Long/Short Fund (continued)

What are the Fund’s main investment strategies?

The Fund seeks to achieve its objective by taking both long and short positions in equity securities, across all market capitalizations, including those with market capitalizations below $250 million and targeting an overall net equity market exposure of 20%-60%. The Fund invests primarily in common stocks, real estate investment trusts, depositary receipts and exchange traded funds (ETFs). By adjusting its overall exposure to the equity market, the Fund seeks to provide some protection in down markets when compared to a fund that takes only long positions.

The Fund may invest in securities of companies across all market capitalizations. The Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM), may invest a significant portion or all of the
Fund’s assets in companies of one particular market capitalization category when JPMIM believes such companies offer attractive opportunities.

The Fund purchases securities that JPMIM believes are undervalued and sells short securities that it believes are overvalued. Under normal market conditions, its net long equity market exposure will not exceed 60% and its net short equity market exposure will not exceed 20%. Further, the Fund’s gross equity market exposure is limited to 200%. The Fund may hold a substantial portion of its total assets in cash when it holds significant short positions.

Selling securities short allows the Fund to more fully exploit insights into securities that the Fund’s adviser expects to underperform. Short sales generally involve the sale of a security which the Fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.

The Fund may use ETFs to manage the Fund’s overall equity market and sector exposures. In particular, JPMIM will take long and short positions in ETFs to increase/decrease equity market/sector exposures in place of using individual equity securities. The ETFs in which the Fund will invest are pooled investment vehicles that seek to track the performance of an underlying index. These underlying indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

The Fund is non-diversified.

The Fund will likely engage in active and frequent trading.

Investment Process

In managing the Fund, JPMIM uses a bottom-up fundamental approach, selecting the best ideas from its research analysts

and utilizing the insights of approximately 240 members of the US and global research team. JPMIM sets defined price targets and sale stops when entering into a long or short position. JPMIM buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting securities when they appear overvalued. JPMIM takes long and short positions in those securities in which it has the highest conviction. Once the individual long and short positions are selected, JPMIM may adjust the Fund’s equity market and sector exposures through the use of ETFs.

The Fund’s Main Investment Risks

The
Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market
Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Smaller Cap Company Risk. Because the Fund may invest in equity investments of companies across all market capitalizations, the Fund’s risks increase as it invests more heavily in smaller companies (mid cap and small cap companies). Smaller cap companies may be more volatile and more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Investment Company and ETF Risk. The Fund may invest in ETFs as a primary strategy, so the
Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of

2

J.P. MORGAN U.S. EQUITY FUNDS

the underlying funds. Certain underlying funds such as ETFs may not be actively managed. Securities may be purchased, held and sold by such funds when an actively managed fund would not do so.
ETFs may trade at a price below their net asset value (also known as a discount).

Short Selling Risk. The Fund will incur a loss as a
result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage which may cause the Fund to be more volatile.

Foreign Securities Risk. To the extent the Fund invests in depositary receipts, such investments are subject to additional risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Fund’s performance and share price.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This
section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied for the past two calendar years. The table shows the average annual total returns for the past one year and the life of the Fund. The table compares that performance to the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index and the S&P 500 Index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter

1st quarter, 2012

6.75%

Worst Quarter

2nd quarter, 2012

–5.75%

FEBRUARY 28, 2013

3

JPMorgan Multi-Cap Long/Short Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)

Past 1 Year

Life of Fund (since 11/30/10)

SELECT CLASS SHARES

Return Before Taxes

0.34
%

(1.42
)%

Return After Taxes on Distributions

0.34

(1.42
)

Return After Taxes on Distributions and Sale of Fund Shares

0.22

(1.20
)

CLASS A SHARES

Return Before Taxes

(5.11
)

(4.15
)

CLASS C SHARES

Return Before Taxes

(1.35
)

(2.14
)

BofA MERRILL LYNCH 3-MONTH U.S. TREASURY BILL INDEX

(Reflects No Deduction for Taxes)

0.11

0.11

S&P 500 INDEX

(Reflects No Deduction for Taxes)

16.00

11.89

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio
Manager

Managed the Fund
Since

Primary Title with Investment Adviser

Christopher Jones

2010

Managing Director

Matthew Cohen

2010

Executive Director
Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN U.S. EQUITY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity securities as described in its Risk/Return Summary. These equity securities may include

•	common stock

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, often in the form of depositary receipts

•	other investment companies

•

exchange-traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

Ordinarily the Fund will limit its investments in a single ETF to 5% of its total assets and in all ETFs to 10% of its total assets. The Securities and Exchange Commission (SEC) has issued exemptive orders to many ETFs that allow any fund investing in such ETFs to disregard these 5% and 10% limitations. If the Fund invests in ETFs that have received such exemptive orders, it may invest any amount of its total assets in a single ETF or in multiple ETFs. The percentage limitations listed above apply only to the Fund’s direct investments in ETFs and do not apply to short sales of ETFs.

The investment strategies for the Fund may also include:

•	preferred stock

•	trust or partnership interests

•	warrants and rights to buy common stock

•	derivatives, including futures, options and swaps

•	affiliated money market funds

The Fund may utilize these investment strategies to a greater or lesser degree.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objective.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Smaller Cap Company Risk. (Small Cap Company and Mid Cap Company Risk) Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Investment Company and ETF Risk. The Fund may invest in other investment companies and ETFs as a primary strategy, so the Fund’s investment performance and risks are directly related to the performance and risks of the underlying funds. The Fund’s net asset value will change with the value of the underlying funds and changes in the markets where the underlying funds invest. Because the Fund’s adviser or its affiliates may provide services to and receive fees from certain underlying funds, investments in a fund may benefit the adviser and/or its affiliates and may create a conflict of interest. Shareholders bear both their proportionate share of the Fund’s

FEBRUARY 28, 2013	5

More About the Fund (continued)

expenses and similar expenses of the underlying funds. Certain underlying funds such as ETFs may not be actively managed. Securities may be purchased, held and sold by such funds when an actively managed fund would not do so. The price movement of an index-based ETF may not track its underlying index and may result in a loss. ETFs may trade at a price below their net asset value (also known as a discount).

Short Selling Risk. The Fund’s strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to borrow the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After selling a security short, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain.

Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”.

The SEC and financial industry regulatory authorities in other countries have in the past imposed temporary prohibitions and restrictions on certain types of short sale transactions. These prohibitions and restrictions, or the imposition of other regulatory requirements on short selling in the future, could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

Foreign Securities Risk. To the extent the Fund invests in foreign securities, including depositary receipts, these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

High Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund are expected to result in a high degree of portfolio turnover. Portfolio turnover may vary greatly from year to year as well as within a particular year. High portfolio turnover (e.g. over 100%) may involve correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gain, including short-term capital gain that will generally be taxable to shareholders

6	J.P. MORGAN U.S. EQUITY FUNDS

as ordinary income, and may adversely impact the Fund’s after-tax returns. The trading costs or tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Additional Risks

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

The Fund may also use derivatives, including futures and swaps, to implement short positions. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the price of the instrument or market which the Fund has taken a short position on increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to a counterparty. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment, as there is no cap on maximum losses.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary”, the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

FEBRUARY 28, 2013	7

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 10/31/12, JPMIM was paid management fees of 0.00% (net of waivers), as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Managers

The portfolio management team is led by Christopher Jones and Matthew Cohen. Mr. Jones is the chief investment officer of the U.S. Equity Growth and Small Cap team and has worked as a portfolio manager with JPMIM and its various affiliates (or their predecessors) since 1982. Mr. Cohen is a healthcare analyst in the U.S. Equity Group and has been with JPMIM since July 2005.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class C and Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense

8	J.P. MORGAN U.S. EQUITY FUNDS

reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

FEBRUARY 28, 2013	9

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Fund by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin

Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

10	J.P. MORGAN U.S. EQUITY FUNDS

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements.

Each share class has different sales charges and/or expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice, because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called “Annual Fund Operating Expenses”.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

12	J.P. MORGAN U.S. EQUITY FUNDS

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. Subsequent investments must be at least $25.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum.

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be cancelled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase only additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than

14	J.P. MORGAN U.S. EQUITY FUNDS

the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares of the Fund as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The tables below shows the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR THE FUND[1]
Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in the Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1.00% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase and 0.50% of the purchase price if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to the Fund, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below)

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid will apply in calculating the amount to be paid to the Distributor for purchases pursuant to a Letter of Intent. If you don’t pay the difference, the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

16	J.P. MORGAN U.S. EQUITY FUNDS

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relation- ship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganizations of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.

Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

was created through a rollover from a qualified retirement plan where J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested into the Funds’ IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you (or your spouse or domestic partner) can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such death or disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

18	J.P. MORGAN U.S. EQUITY FUNDS

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 for Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds. Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Class C Shares of any J.P. Morgan Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same J.P. Morgan Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition,

FEBRUARY 28, 2013	19

How to Do Business with the Fund (continued)

the Class C Shares that you wish to exchange must not currently be subject to any contingent deferred sales charge.

For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of the Fund may be exchanged for Select Class Shares of another J.P. Morgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” and below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.
2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

20	J.P. MORGAN U.S. EQUITY FUNDS

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, for Class A and Class C Shares only.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

3.

The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund.

FEBRUARY 28, 2013	21

How to Do Business with the Fund (continued)

For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

22	J.P. MORGAN U.S. EQUITY FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares net investment income, if any, at least annually. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income will be taxable as ordinary income. It is unlikely that dividends from the Fund will qualify to any significant extent for designation as qualified dividend income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investment in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of the Fund’s distributions.

The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities, derivative instruments and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it

FEBRUARY 28, 2013	23

Shareholder Information (continued)

otherwise would have continued to hold, including when it is not advantageous to do so. The Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s investments in ETFs and other investment companies could affect the amount, timing and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Fund may process corrections up to 15 months after the date printed on

24	J.P. MORGAN U.S. EQUITY FUNDS

the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 largest portfolio holdings represents of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

FEBRUARY 28, 2013	25

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting equity securities

•   The Fund’s share price and performance will fluctuate in response to stock market movements

•   The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates

•   Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•   The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the section titled “What are the Fund’s main investment strategies?”, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    The Fund seeks to limit risk and enhance performance through active management and/or diversification

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

Short selling

•   Short sales may not have the intended effects and may result in losses

•    The Fund may not be able to close out a short position at a particular time or at an acceptable price

•    The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•    Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility

•    Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•   The Fund could make money and protect against losses if management’s analysis proves correct

•   Short selling may allow the Fund to implement insights into securities it expects to underperform

•    Short selling may allow the Fund to diversify its holdings across a larger number of securities

•    Short selling may allow the Fund to have positive returns in declining markets

•   The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•   The Fund makes short sales through brokers that the adviser has determined to be creditworthy

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

26	J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Derivatives*

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•   The counterparty to a derivatives contract could default

•    Derivatives that involve leverage could magnify losses

•   Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    The use of derivatives to implement short positions involves the risk that there is no cap on maximum losses and gains are limited to the price of the derivative’s underlying reference security, asset or index at the time the short position is established

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets, and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•    The implementation of short positions may allow the Fund to generate positive returns in declining markets

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark; the Fund may also use derivatives in an effort to produce increased gain

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Funds have claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	27

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•   Currency exchange rate movements could reduce gains or create losses

•    The Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information

•    Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•   Favorable exchange rate movements could generate gains or reduce losses

•     Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Emerging markets can offer higher returns

• The Fund anticipates that total foreign investments will not exceed 20% of total assets

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests

•    The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•    REITs may be more volatile and/or more illiquid than other types of equity securities

•    If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset class in order to further diversify its assets

•   The Fund may receive current income from its REIT investments

•    If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

28	J.P. MORGAN U.S. EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•   Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

Master Limited Partnerships (MLPs)

•   Holders of MLP units have limited control and voting rights, similar to those of a limited partner

•   An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns

•    MLPs may, for tax purposes, affect the character of the gain and loss realized by the Fund and affect the holding period of the Fund’s assets

•   MLPs can offer attractive returns

•    MLPs may offer more attractive yields or potential growth than comparable equity securities

•    MLPs offer attractive potential performance and opportunities for diversification

•   The Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company

•   The Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

1	ETFs are pooled investment vehicles whose ownership interests are sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 28, 2013	29

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

30	J.P. MORGAN U.S. EQUITY FUNDS

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FEBRUARY 28, 2013	31

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each share class for the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net asset value, end of period
Multi-Cap Long/Short Fund
Class A
Year Ended October 31, 2012	$15.23	$(0.27	)(f)	$(0.33)	$(0.60)	$14.63
November 30, 2010 (g) through October 31, 2011	15.00	(0.24)		0.47	0.23	15.23

Class C
Year Ended October 31, 2012	15.16	(0.34	)(f)	(0.33)	(0.67)	14.49
November 30, 2010 (g) through October 31, 2011	15.00	(0.31)		0.47	0.16	15.16

Select Class
Year Ended October 31, 2012	15.26	(0.23	)(f)	(0.33)	(0.56)	14.70
November 30, 2010 (g) through October 31, 2011	15.00	(0.21)		0.47	0.26	15.26
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	The net expenses and expenses without waivers, reimbursements and earnings credits (excluding dividend expense and interest expense for securities sold short) for Class A are 1.95% and 5.54% for 2012 and 1.95% and 5.75% for 2011; for Class C are 2.45% and 6.04% for 2012 and 2.45% and 6.24% for 2011; for Select Class are 1.70% and 5.28% for 2012 and 1.70% and 5.50% for 2011, respectively.
(f)	Calculated based upon average shares outstanding.
(g)	Commencement of operations.
(h)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2011.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

32	J.P. MORGAN U.S. EQUITY FUNDS

Ratios/Supplemental data
		Ratios to average net assets (a)
Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (including dividend and interest expense for securities sold short) (d)(e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (including dividend and interest expense for securities sold short) (e)		Portfolio turnover rate (excluding short sales) *(b)	Portfolio turnover rate (including short sales) *(b)

(3.94)%	$48,768	2.52%		(1.82)%		6.11%		143%	237%
1.53	50,763	2.35	(h)	(1.72	)(h)	6.15	(h)	129	235

(4.42)	48,303	3.02		(2.32)		6.61		143	237
1.07	50,530	2.85	(h)	(2.22	)(h)	6.64	(h)	129	235

(3.67)	3,830,598	2.27		(1.55)		5.85		143	237
1.73	4,986,180	2.10	(h)	(1.47	)(h)	5.90	(h)	129	235

FEBRUARY 28, 2013	33

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-MCLSACS-213

Prospectus

J.P. Morgan Funds

Class A, Class C & Select Class Shares

February 28, 2013

JPMorgan Global Allocation Fund

Class/Ticker: A/*; C/*; Select/*

*	This share class does not have an exchange ticker symbol because it is not currently offered to the public.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Global Allocation Fund

Class/Ticker:

A/            ; C/            ; Select/

What is the goal of the Fund?

The Fund seeks to maximize long-term total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 21 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	4.50%	NONE	NONE
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.60%	0.60%	0.60%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.69	1.69	1.69
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other	1.44	1.44	1.44
Expenses
Acquired Fund Fees and Expenses	0.17	0.17	0.17

Total Annual Fund Operating Expenses	2.71	3.21	2.46
Fee Waivers and Expense Reimbursements[1]	(1.49)	(1.49)	(1.49)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.22	1.72	0.97

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.05%, 1.55% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	569	1,118	1,693	3,250
CLASS C SHARES ($)	275	850	1,549	3,410
SELECT CLASS SHARES ($)	99	624	1,176	2,683

FEBRUARY 28, 2013	1

JPMorgan Global Allocation Fund (continued)

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	569	1,118	1,693	3,250
CLASS C SHARES ($)	175	850	1,549	3,410
SELECT CLASS SHARES ($)	99	624	1,176	2,683

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund has significant flexibility to invest in a broad range of equity, fixed income and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. J.P. Morgan Investment Management Inc. (JPMIM or Adviser) uses a flexible asset allocation approach in constructing the Fund’s portfolio. Under normal circumstances, the Fund intends to invest, consistent with its investment strategy, at least 40% of its total assets in countries other than the United States across the full range of asset classes. Ranges for the broad asset classes are:

Global Equity	10-90%
Global Fixed Income	10-90%
Alternatives	0-60%
Cash and Cash Equivalents	0-80%

The Fund’s equity investments may include common stock, preferred stock, exchange traded funds (ETFs), convertible securities, depositary receipts, warrants to buy common stocks, master limited partnerships (MLPs), and J.P. Morgan Funds.

The Fund’s fixed income investments may include bank obligations, convertible securities, U.S. government securities (including agencies and instrumentalities), domestic and foreign corporate bonds, high yield securities (junk bonds), debt obligations issued or guaranteed by a foreign sovereign governments or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), J.P. Morgan Funds, and ETFs.

The Fund’s alternative investments may include individual securities, J.P. Morgan Funds, ETFs, exchange traded notes

(ETNs) and exchange traded commodities (ETCs). The investments in this asset class may give the Fund exposure to: market neutral strategies, long/short strategies, merger arbitrage strategies, real estate (including real estate investment trusts (REITs)), currencies and commodities.

The Fund may invest in ETFs in order to gain exposure to particular asset classes. A passively managed ETF is a registered investment company that seeks to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, forwards, and swaps to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Fund’s gain. The Fund may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps, and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Fund does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.

The Fund may invest in securities denominated in any currency. The Fund may utilize forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar.

As part of the underlying strategies, the Fund may enter into short sales. In short selling transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

The Fund will likely engage in active and frequent trading.

Investment Process

As attractive investments across asset classes and strategies arise, the Adviser attempts to capture these opportunities and has wide latitude to allocate the Fund’s assets among strategies and asset classes. The Adviser establishes the strategic and tactical allocation for the Fund and makes decisions concerning strategies, sectors, and overall portfolio construction. The Adviser develops its investment insights through the

2	J.P. MORGAN FUNDS

combination of top-down macro views, together with the bottom- up views of the separate asset class specialists within J.P. Morgan Asset Management globally.

In buying and selling investments for the Fund, the Adviser employs a continuous four-step process: (1) making asset allocation decisions based on JPMIM’s assessment of the intermediate term (6–18 months) market outlook; (2) constructing the portfolio after considering the Fund’s risk and return target, by determining the weightings of the asset classes, selecting the underlying securities, funds and other instruments; (3) analyzing the investment capabilities of the underlying portfolio managers and funds, and (4) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in JPMIM’s shorter term market outlook.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate and Credit Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate, leading to greater price volatility and potentially making it difficult for the Fund to sell such investments.

Foreign Securities, Emerging Market, and Currency Risk. The Fund may invest all of its assets in securities denominated in foreign currencies. Investments in foreign currencies, foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” While the Fund may engage in various strategies to hedge against currency risk, it is not required to do so.

Derivatives Risk. Derivatives, including futures contracts, options, forwards, swaps, and commodity linked derivatives, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

High Yield Securities Risk. The Fund may invest in securities including junk bonds and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate

FEBRUARY 28, 2013	3

JPMorgan Global Allocation Fund (continued)

interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. MLPs are subject to “commodity risks” as well as the risks associated with the specific industry or industries in which the partnership invests. In addition, the managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements.

Investment Company and Pooled Investment Vehicle Risk. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the investment company or pooled investment vehicle. The price and movement of an ETF or ETC may not track the underlying index and may result in a loss. In addition, ETFs and ETCs may trade at a price below their net asset value (also known as a discount). Certain pooled investment vehicles (including ETCs) do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs or pooled investment vehicles and such shares may be highly illiquid.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

Inflation-Linked Securities Risk. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage, which may cause the Fund to be more volatile.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

4	J.P. MORGAN FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Select Class Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes) and the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Barclays U.S. Aggregate Index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	9.02%
Worst Quarter	2nd quarter, 2012	-2.37%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Life of Fund (since 5/31/11)
SELECT CLASS SHARES
Return Before Taxes	15.20%	2.40%
Return After Taxes on Distributions	13.92	1.39
Return After Taxes on Distributions and Sale of Fund Shares	9.85	1.46
CLASS A SHARES
Return Before Taxes	9.62	(0.83)
CLASS C SHARES
Return Before Taxes	13.22	1.60
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	15.83	1.43
GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	11.29	3.47

After-tax returns are shown only for the Select Class Shares, and after-tax returns for the other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jeffrey Geller	2011	Managing Director
Talib Sheikh	2011	Managing Director
James Elliot	2011	Managing Director
Michael Schoenhaut	2011	Managing Director
Anne Lester	2011	Managing Director

FEBRUARY 28, 2013	5

JPMorgan Global Allocation Fund (continued)

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

6	J.P. MORGAN FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investments strategies for the Fund are summarized in the Fund’s Risk/Return Summary. These may include:

•	equity investments

•	fixed-income investments

•	alternative investments

•	cash or cash equivalents

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s investments in high yield securities may include so called “distressed debt” (i.e., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). The Fund’s investments in fixed income securities may also include asset-backed and mortgage-backed securities.

The Fund may invest in ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

The Fund’s ability to invest from 10% to 90% of its assets in equity and fixed income investments may allow the Fund to participate in rising equity and fixed income markets, but may prevent the Fund from having all of its assets exposed to the risks of equities or fixed income during declining markets.

The Fund may utilize these investments and strategies to a greater or lesser degree.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Foreign Securities and Emerging Market Risk. To the extent the Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations,

FEBRUARY 28, 2013	7

More About the Fund (continued)

higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and some times substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. In addition, the Fund may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes or to increase income or gain to the Fund. While the Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging activities will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions. The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

8	J.P. MORGAN FUNDS

High Yield Securities Risk. The Fund may invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies which may be highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Investment Company and Pooled Investment Vehicle Risk.

The Fund may invest in shares of other investment companies, including ETFs, and pooled investment vehicles, including ETCs, which are investment vehicles that track the performance of a commodity or an underlying commodity index. Many ETCs implement a futures trading strategy in lieu of actually owning physical commodities and may therefore produce different results than they would through ownership of the commodity. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the investment company or pooled investment vehicle. ETFs and other investment companies or pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in commodities. The price and movement of an ETF or ETC may not track the underlying index and may result in a loss. In addition, ETFs and ETCs may trade at a price below their net asset value (also known as a discount). Certain pooled investment vehicles do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs or pooled investment vehicles and such shares may be highly illiquid.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant index may be discontinued, fundamentally altered in a manner

FEBRUARY 28, 2013	9

More About the Fund (continued)

materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Short Selling Risk. The Fund’s strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain. Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”. The SEC and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the adviser to sell securities short on behalf of the Fund.

ETN Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bond and ETFs. Similar to ETFs, ETNs are trade on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default. In addition, investors in ETNs generally have no right with respect to the instruments underlying the index or any right to receive delivery of the instruments underlying the index.

Commodity Risk. The Fund’s investment in commodities, commodity-linked securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities, commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sector can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, and tax and other government regulations and policies of the Organization of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss, and

10	J.P. MORGAN FUNDS

there can be no assurance that the use of leverage will be successful.

Pooled Investment Vehicle Risk. The Fund does not have the rights normally associated with ownership of other types of shares when it invests in pooled investment vehicles holding commodities or commodity futures, including commodity pools, ETCs and those structured as limited partnerships or grantor trusts holding commodities. For example, the owners of these commodity-related grantor trusts, ETCs or limited partnerships do not have the right to elect directors, receive dividends or take other actions normally associated with the ownership of shares of a corporation. Holders of a certain percentage of shares in an ETC or a grantor trust may have the right to terminate the trust or exercise other rights which would not be available to the Fund as a small investor.

Pooled investment vehicles are not registered investment companies, and many are not commodity pools, and therefore, do not have the protections available to those types of investments under federal securities or commodities laws. For example, unlike with registered investment companies, these vehicles are not subject to federal securities laws that limit transactions with affiliates, require redemption of shares, or limit sales charges. Although shares of these vehicles may be traded on an exchange, there may be no active market for such shares and such shares may be highly illiquid.

These vehicles are subject to the risks associated with direct investments in commodities including the risks described under “Pooled Investment Vehicle Risk” and “Commodities Risk”.

The market price of shares of these vehicles will be as unpredictable as the price of the underlying commodity. In addition, the value of the shares will be adversely affected if the assets owned by the trust are lost, damaged or of inferior quality. In order to pay trust fees and expenses, the commodities represented by shares of a grantor trust will decrease over the life of the trust due to sales of the underlying commodities necessary to pay such expenses. Without increases in the price of the underlying commodity sufficient to compensate for that decrease, the price of the investment will decline and the Fund will lose money on its investment in the grantor trust.

Commodity-related grantor trusts are passive investment vehicles. This means that the value of the investment in a grantor trust may be adversely affected by trust losses that, if the trust had been actively managed, it might have been possible to avoid. The Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code may limit its ability to make investments in grantor trusts, pooled investment vehicles or limited partnerships that invest in commodities or commodity futures.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Additional Risks

Smaller Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Prepayment and Call Risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital

FEBRUARY 28, 2013	11

More About the Fund (continued)

loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.

Mortgage-Related and Other Asset-Backed Securities Risk.

The Fund invests in mortgage-related and asset-backed securities. These securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease the Fund’s yield and the income available for distribution by the Fund. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. The Fund may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment. The Fund may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Depositary Receipts Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary”, the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

EXPENSE LIMITATION

The shares of the J.P. Morgan Funds in which the Fund may invest a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an effective rate above 0.60% for investment advisory and 0.25%

12	J.P. MORGAN FUNDS

for shareholder servicing on affiliated investments, the adviser and shareholder servicing agent will waive investment advisory and shareholder service fees with respect to each Fund in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the underlying J.P. Morgan Funds.

Expenses of Underlying Funds. The Acquired Fund Fees and Expenses reflected in the Fund’s “Annual Fund Operating Expenses” table are based on the estimated target allocation of that Fund’s assets among the underlying funds including ETFs as of the date of this prospectus. The Fund invests in Class R6 Shares or the equivalent of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R6 Shares, the Fund will invest in Class R5 Shares. To the extent that an underlying fund does not offer

Class R5 Shares, the Fund may invest in Institutional Class Shares or to the extent that an underlying fund does not have Institutional Class Shares, the Fund may invest in Select Class Shares of an underlying fund. Institutional Class and Select Class Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares have higher expenses than Class R6 Shares. To the extent that the Fund invests in shares of the underlying funds that do not offer Class R6 Shares, the Fund’s total expenses will be higher. Acquired Fund Fees and Expenses will vary with changes in expenses of the underlying funds, as well as allocations of the Fund’s assets, and may be higher or lower than those shown. Acquired Fund Fees and Expenses include dividend expenses related to short sales by the underlying funds.

FEBRUARY 28, 2013	13

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

For the most recent fiscal period ended 10/31/12, JPMIM was paid a management fee of 0.00% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in approving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Managers

The Fund is managed by JPMIM’s Global Multi-Asset Group (GMAG). The members of the GMAG team responsible for management and oversight of the Fund are Jeffery A. Geller, Managing Director, Talib Sheikh, Managing Director and CFA charterholder, James Elliott, Managing Director, Michael Schoenhaut, Managing Director and CFA charterholder, and Anne Lester, Managing Director. As CIO of the U.S. GMAG, Mr. Geller has investment oversight responsibility for all accounts managed by the group. In addition, he has direct portfolio management responsibilities for GMAG’s less constrained mandates as well as those with large alternatives allocations.

Mr. Geller joined JPMIM in 2006 and has been a portfolio manager of the Fund since its inception. Mr. Sheikh is a portfolio manager in GMAG, responsible for managing total return, balanced and tactical asset allocation overlay accounts. An employee since 1998 and a portfolio manager of the Fund since its inception, Mr. Sheikh was previously an assistant portfolio manager in the derivative implementation team. Areas of focus include expanding allocation decisions through new products, portfolio risk and the fixed income market. Mr. Elliott is a portfolio manager in GMAG, with responsibility for the management of total return portfolios. Mr. Elliot joined JPMIM in 1995 and became a co-head of the European Equity Team and head of retail equity funds in 2002. Mr. Elliot was the chief investment officer for Japan Portfolio Group in Tokyo. Mr. Elliott has been a portfolio manager of the Fund since its inception. Mr. Schoenhaut is head of portfolio construction for GMAG in the U.S. He is a member of the Investment Committee of the U.S. GMAG and focuses on portfolio construction, manager analysis and tactical asset allocation. An employee since 1997 and a portfolio manager of the Fund since its inception, he is also a senior portfolio manager for target date, income and balanced strategies. Ms. Lester, Global Head of Product and Business Management for GMAG, has been an employee of JPMIM since 1992, a member of GMAG since 2000 and a portfolio manager of the Fund since its inception. She plays a key role in defined contribution asset allocation strategies in addition to her responsibilities for the Fund.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A, Class C and Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial

14	J.P. MORGAN FUNDS

Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

FEBRUARY 28, 2013	15

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Fund by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

•	For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial

Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

16	J.P. MORGAN FUNDS

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements.

Each share class has different sales charges and/or expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice, because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares than other share classes (except for Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called “Annual Fund Operating Expenses”.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Boards. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

18	J.P. MORGAN FUNDS

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select

Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

FEBRUARY 28, 2013	19

How to Do Business with the Fund (continued)

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be cancelled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

20	J.P. MORGAN FUNDS

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares per as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The following tables show the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the

NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUNDS[1]
Amount of Purchases	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Investment[1]	Commission as a % of Offering Price
Less Than $100,000	4.50	4.71	4.05
$100,000 to $249,999	3.50	3.63	3.05
$250,000 to $499,999	2.50	2.56	2.05
$500,000 to $999,999	2.00	2.04	1.60
$1,000,000 or more*	None	None	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There are no front-end sales charges for investments of $1,000,000 or more in the Fund.

**	If you purchase $1 million or more of Class A Shares of the Fund and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1.00% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase or 0.50% of the purchase price if you redeem any or all of the Class A Shares of the Fund between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below)

FEBRUARY 28, 2013	21

How to Do Business with the Fund (continued)

even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

•

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•	Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

22	J.P. MORGAN FUNDS

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain group retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial

Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganizations of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.

Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was created through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan Services LLC had a contractual relationship to provide

FEBRUARY 28, 2013	23

How to Do Business with the Fund (continued)

recordkeeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested in the Fund’s IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you (or your spouse or domestic partner) can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such death or disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

24	J.P. MORGAN FUNDS

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Shares of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 for Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Class C Shares of any J.P. Morgan Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

FEBRUARY 28, 2013	25

How to Do Business with the Fund (continued)

For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of the Fund may be exchanged for Select Class Shares of another non-money market J.P. Morgan Fund or for another class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” and below.

If you exchange Class C Shares of the Fund for Class C Shares of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.

3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

26	J.P. MORGAN FUNDS

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, for Class A and Class C Shares only.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a

FEBRUARY 28, 2013	27

How to Do Business with the Fund (continued)

stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

28	J.P. MORGAN FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares net investment income, if any, at least quarterly. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income. It is unlikely that dividends from the Fund will qualify to any sig-

nificant extent for designation as qualified dividend income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if the Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund for a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

FEBRUARY 28, 2013	29

Shareholder Information (continued)

The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities, derivative instruments, master limited partnerships and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s investments in ETFs and other investment companies could affect the amount, timing and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Fund will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA
02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account

30	J.P. MORGAN FUNDS

statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Fund may process corrections up to 15 months after the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time.

J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ web-site at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

FEBRUARY 28, 2013	31

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting equity securities

•   The Fund’s share price and performance will fluctuate in response to stock market movements

•   The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates

•   Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the section titled “What are the Fund’s main investment strategies?”, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    The Fund seeks to limit risk and enhance performance through active management and/or diversification

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

Short selling

•   Short sales may not have the intended effects and may result in losses

•    The Fund may not be able to close out a short position at a particular time or at an acceptable price

•    The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•    Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility

•    Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Short selling may allow the Fund to implement insights into securities it expects to underperform

•    Short selling may allow the Fund to diversify its holdings across a larger number of securities

•   The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•    The Fund makes short sales through brokers that the adviser has determined to be creditworthy

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

32	J.P. MORGAN FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Derivatives[1]

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[2] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•   Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•   The use of derivatives to implement short positions involves the risk that there is no cap on maximum losses and gains are limited to the price of the derivative’s underlying reference security, asset or index at the time the short position is established

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets, and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•    The Fund could make money and protect against losses if the management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•    The implementation of short positions may allow the Fund to generate positive returns in declining markets

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark; the Fund may also use derivatives in an effort to produce increased gain

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

1	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

2	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	33

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•   Currency exchange rate movements could reduce gains or create losses

•    The Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information

•    Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•   Favorable exchange rate movements could generate gains or reduce losses

•    Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Emerging markets can offer higher returns

•   The Fund may use forward foreign currency contracts for risk management purposes by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”); these currency management techniques may not be available for certain investments

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests

•    The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•    REITs may be more volatile and/or more illiquid than other types of equity securities

•    If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset class in order to further diversify its assets

•    The Fund may receive current income from its REIT investments

•    If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

34	J.P. MORGAN FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether actively or passively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•    Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•   Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

Master Limited Partnerships (MLPs)

•   Holders of MLP units have limited control and voting rights, similar to those of a limited partner

•   An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns

•    MLPs may, for tax purposes, affect the character of the gain and loss realized by the Fund and affect the holding period of the Fund’s assets

•   MLPs can offer attractive returns

•    MLPs may offer more attractive yields or potential growth than comparable equity securities

•    MLPs offer attractive potential performance and opportunities for diversification

•   The Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company

•   The Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 28, 2013	35

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Global Allocation Fund
Class A
Year Ended October 31, 2012	$13.53	$0.38	$0.98	$1.36	$(0.37)
May 31, 2011 (f) through October 31, 2011	15.00	0.14	(1.58)	(1.44)	(0.03)

Class C
Year Ended October 31, 2012	13.52	0.31	0.99	1.30	(0.33)
May 31, 2011 (f) through October 31, 2011	15.00	0.11	(1.58)	(1.47)	(0.01)

Select Class
Year Ended October 31, 2012	13.53	0.41	1.00	1.41	(0.41)
May 31, 2011 (f) through October 31, 2011	15.00	0.15	(1.58)	(1.43)	(0.04)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2011.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

36	J.P. MORGAN FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period	Net expenses (d)(e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (e)		Portfolio turnover rate *(b)

$14.52	10.26%	$49,838	1.05%		2.70%		2.54%		67%
13.53	(9.63)	45,190	1.05	(g)	2.36	(g)	2.79	(g)	51

14.49	9.75	49,485	1.55		2.19		3.04		67
13.52	(9.83)	45,096	1.55	(g)	1.86	(g)	3.28	(g)	51

14.53	10.58	19,855,903	0.80		2.95		2.29		67
13.53	(9.56)	17,959,340	0.80	(g)	2.61	(g)	2.55	(g)	51

FEBRUARY 28, 2013	37

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-GLOBALALACS-213

Prospectus

J.P. Morgan Funds

Class R2 Shares

February 28, 2013

JPMorgan Global Allocation Fund

Class/Ticker: R2/*

*	This share class does not have an exchange ticker symbol because it is not currently offered to the public.

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Global Allocation Fund

Class/Ticker: R2/

What is the goal of the Fund?

The Fund seeks to maximize long-term total return.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Class R2
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	0.50
Other Expenses	1.69
Shareholder Service Fees	0.25
Remainder of Other Expenses	1.44
Acquired Fund Fees and Expenses	0.17

Total Annual Fund Operating Expenses	2.96
Fee Waivers and Expense Reimbursements[1]	(1.49)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.47

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30% of their average daily net assets. This contract cannot be terminated prior to 3/1/14 at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14, and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	150	775	1,426	3,174

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 67% of the average value of its portfolio.

FEBRUARY 28, 2013	1

JPMorgan Global Allocation Fund (continued)

What are the Fund’s main investment strategies?

The Fund has significant flexibility to invest in a broad range of equity, fixed income and alternative asset classes in the U.S. and other markets throughout the world, both developed and emerging. J.P. Morgan Investment Management Inc. (JPMIM or Adviser) uses a flexible asset allocation approach in constructing the Fund’s portfolio. Under normal circumstances, the Fund intends to invest, consistent with its investment strategy, at least 40% of its total assets in countries other than the United States across the full range of asset classes. Ranges for the broad asset classes are:

Global Equity	10–90%
Global Fixed Income	10–90%
Alternatives	0–60%
Cash and Cash Equivalents	0–80%

The Fund’s equity investments may include common stock, preferred stock, exchange traded funds (ETFs), convertible securities, depositary receipts, warrants to buy common stocks, master limited partnerships (MLPs), and J.P. Morgan Funds.

The Fund’s fixed income investments may include bank obligations, convertible securities, U.S. government securities (including agencies and instrumentalities), domestic and foreign corporate bonds, high yield securities (junk bonds), debt obligations issued or guaranteed by a foreign sovereign governments or its agencies, authorities or political subdivisions, floating rate securities, inflation-indexed bonds, inflation-linked securities such as Treasury Inflation Protected Securities (TIPS), J.P. Morgan Funds, and ETFs.

The Fund’s alternative investments may include individual securities, J.P. Morgan Funds, ETFs, exchange traded notes (ETNs) and exchange traded commodities (ETCs). The investments in this asset class may give the Fund exposure to: market neutral strategies, long/short strategies, merger arbitrage strategies, real estate (including real estate investment trusts (REITs)), currencies and commodities.

The Fund may invest in ETFs in order to gain exposure to particular asset classes. A passively managed ETF is a registered investment company that seeks to track the performance of a particular market index or security. These indexes include not only broad-based market indexes but more specific indexes as well, including those relating to particular sectors, markets, regions or industries.

In addition to direct investments in securities, derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, forwards, and swaps to more effectively gain targeted equity and fixed income exposure from its cash positions, to hedge investments, for risk management and to attempt to increase the Fund’s gain. The Fund may use futures contracts, forward contracts, options (including options on interest rate futures contracts and interest rate swaps), swaps, and credit default swaps to help manage duration, sector and yield curve exposure and credit and spread volatility. The Fund may utilize exchange traded futures contracts for cash management and to gain exposure to equities pending investment in individual securities. To the extent that the Fund does not utilize underlying funds to gain exposure to commodities, it may utilize commodity linked derivatives or commodity swaps to gain exposure to commodities.

The Fund may invest in securities denominated in any currency. The Fund may utilize forward currency transactions to hedge exposure to non-dollar investments back to the U.S. dollar.

As part of the underlying strategies, the Fund may enter into short sales. In short selling transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.

The Fund will likely engage in active and frequent trading.

Investment Process

As attractive investments across asset classes and strategies arise, the Adviser attempts to capture these opportunities and has wide latitude to allocate the Fund’s assets among strategies and asset classes. The Adviser establishes the strategic and tactical allocation for the Fund and makes decisions concerning strategies, sectors, and overall portfolio construction. The Adviser develops its investment insights through the combination of top-down macro views, together with the bottom-up views of the separate asset class specialists within J.P. Morgan Asset Management globally.

In buying and selling investments for the Fund, the Adviser employs a continuous four-step process: (1) making asset allocation decisions based on JPMIM’s assessment of the intermediate term (6–18 months) market outlook; (2) constructing the portfolio after considering the Fund’s risk and return target, by determining the weightings of the asset classes, selecting the underlying securities, funds and other instruments; (3) analyzing the investment capabilities of the underlying portfolio managers and funds, and (4) monitoring portfolio exposures and weightings and rebalancing portfolio exposures and weightings in response to market price action and changes in JPMIM’s shorter term market outlook.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met.

2	J.P. MORGAN SPECIALTY FUNDS

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Interest Rate and Credit Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. The Fund’s investments are subject to the risk that the issuer or the counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate, leading to greater price volatility and potentially making it difficult for the Fund to sell such investments.

Foreign Securities, Emerging Market, and Currency Risk. The Fund may invest all of its assets in securities denominated in foreign currencies. Investments in foreign currencies, foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, liquidity risks, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in countries in “emerging markets.” While the Fund may engage in various strategies to hedge against currency risk, it is not required to do so.

Derivatives Risk. Derivatives, including futures contracts, options, forwards, swaps and commodity linked derivatives, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

High Yield Securities Risk. The Fund may invest in securities including junk bonds and instruments that are issued by companies that are highly leveraged, less creditworthy or financially distressed. These investments are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.

Real Estate Securities Risk. The Fund’s investments in real estate securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests. These risks include default, prepayments, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. MLPs are subject to “commodity risks” as well as the risks associated with the specific industry or industries in which the partnership invests. In addition, the managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements.

FEBRUARY 28, 2013	3

JPMorgan Global Allocation Fund (continued)

Investment Company and Pooled Investment Vehicle Risk. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the investment company or pooled investment vehicle. The price and movement of an ETF or ETC may not track the underlying index and may result in a loss. In addition, ETFs and ETCs may trade at a price below their net asset value (also known as a discount). Certain pooled investment vehicles (including ETCs) do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs or pooled investment vehicles and such shares may be highly illiquid.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), or the Federal Home Loan Mortgage Corporation (Freddie Mac) securities). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government would provide financial support. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

Inflation-Linked Securities Risk. Unlike conventional bonds, the principal or interest of inflation-linked securities such as TIPS is adjusted periodically to a specified rate of inflation (e.g., Consumer Price Index for all Urban Consumers (CPI-U)). There can be no assurance that the inflation index used will accurately measure the real rate of inflation. These securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index.

Short Selling Risk. The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage, which may cause the Fund to be more volatile.

Commodity Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

Convertible Securities Risk. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities.

High Portfolio Turnover Risk. The Fund may engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to shareholders as ordinary income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

4	J.P. MORGAN SPECIALTY FUNDS

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows the performance of the Fund’s Class R2 Shares for the past calendar year. The table shows the average annual total returns for the past one year and life of the Fund. The table compares that performance to the MSCI World Index (net of foreign withholding taxes) and the Global Allocation Composite Benchmark, comprised of 60% MSCI World Index (net of foreign withholding taxes) and 40% Barclays U.S. Aggregate Index. Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	8.89%
Worst Quarter	2nd quarter, 2012	–2.49%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Life of Fund (since 5/31/11)
CLASS R2 SHARES
Return Before Taxes	14.62%	1.88%
Return After Taxes on Distributions	13.49	1.00
Return After Taxes on Distributions and Sale of Fund Shares	9.48	1.09
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	15.83	1.43
GLOBAL ALLOCATION COMPOSITE BENCHMARK
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes on MSCI World Index)	11.29	3.47

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jeffrey Geller	2011	Managing Director
Talib Sheikh	2011	Managing Director
James Elliot	2011	Managing Director
Michael Schoenhaut	2011	Managing Director
Anne Lester	2011	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 Shares.

If you are investing through a retirement plan, please follow instructions provided by your plan to invest.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund does not intend to make distributions that may be taxed as ordinary income or capital gains because your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FEBRUARY 28, 2013	5

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investments strategies for the Fund are summarized in the Fund’s Risk/Return Summary. These may include:

•	equity investments

•	fixed-income investments

•	alternative investments

•	cash or cash equivalents

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

The Fund’s investments in high yield securities may include so called “distressed debt” (i.e., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics). The Fund’s investments in fixed income securities may also include asset-backed and mortgage-backed securities.

The Fund may invest in ETFs, which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

The Fund’s ability to invest from 10% to 90% of its assets in equity and fixed income investments may allow the Fund to participate in rising equity and fixed income markets, but may prevent the Fund from having all of its assets exposed to the risks of equities or fixed income during declining markets.

The Fund may utillize these investment strategies to a greater or lesser degree.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of the investments generally increases. Your investment will decline in value if the value of the investments decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

Credit Risk. There is a risk that issuers and counterparties will not make payments on securities, repurchase agreements or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Foreign Securities and Emerging Market Risk. To the extent the Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations,

6	J.P. MORGAN SPECIALTY FUNDS

higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in countries in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and sometimes substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

The Fund may engage in various strategies to hedge against currency risk. These strategies may consist of use of foreign currency futures contracts. To the extent the Fund enters into such transactions in markets other than in the United States, the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described in this prospectus with respect to the Fund’s investments in foreign securities. In addition, the Fund may engage in such transactions as a substitute for securities in which the Fund invests, to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or for risk management purposes or to increase income or gain to the Fund. While the Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that the Fund’s hedging activities will be effective. Furthermore, the Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including the credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss.

Investing in derivatives and engaging in short sales will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions. The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

FEBRUARY 28, 2013	7

More About the Fund (continued)

High Yield Securities Risk. The Fund may invest in debt securities that are considered to be speculative (commonly known as junk bonds). These securities are issued by companies which may be highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the Fund’s investments and the Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages, which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties.

REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Investment Company and Pooled Investment Vehicle Risk. The Fund may invest in shares of other investment companies, including ETFs, and pooled investment vehicles, including ETCs,

which are investment vehicles that track the performance of a commodity or an underlying commodity index. Many ETCs implement a futures trading strategy in lieu of actually owning physical commodities and may therefore produce different results than they would through ownership of the commodity. Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the investment company or pooled investment vehicle. ETFs and other investment companies or pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in commodities. The price and movement of an ETF or ETC may not track the underlying index and may result in a loss. In addition, ETFs and ETCs may trade at a price below their net asset value (also known as a discount). Certain pooled investment vehicles do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs or pooled investment vehicles and such shares may be highly illiquid.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as Ginnie Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law. Therefore, U.S. government-related organizations such as Fannie Mae or Freddie Mac may not have the funds to meet their payment obligations in the future.

Inflation-Linked Security Risk. Inflation-linked debt securities are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity. There can be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In

8	J.P. MORGAN SPECIALTY FUNDS

addition, inflation-linked securities are subject to the risk that the CPI-U or other relevant index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.

Short Selling Risk. The Fund’s strategy may involve more risk than other funds that do not engage in short selling. The Fund’s use of short sales in combination with long positions in the Fund’s portfolio in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund’s long equity positions will decline in value at the same time that the value of its short equity positions increase, thereby increasing potential losses to the Fund.

In order to establish a short position in a security, the Fund must first borrow the security from a lender, such as a broker or other institution. The Fund may not always be able to obtain the security at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons.

After short selling a security, the Fund may subsequently seek to close this position by purchasing and returning the security to the lender on a later date. The Fund may not always be able to complete or “close out” the short position by replacing the borrowed securities at a particular time or at an acceptable price.

In addition, the Fund may be prematurely forced to close out a short position if the lender demands the return of the borrowed security. The Fund incurs a loss as a result of a short sale if the market value of the borrowed security increases between the date of the short sale and the date when the Fund replaces the security. The Fund’s loss on a short sale is potentially unlimited because there is no upward limit on the price a borrowed security could attain. Further, if other short sellers of the same security want to close out their positions at the same time, a “short squeeze” can occur. A short squeeze occurs when demand exceeds the supply for the security sold short. A short squeeze makes it more likely that the Fund will need to replace the borrowed security at an unfavorable price, thereby increasing the likelihood that the Fund will lose some or all of the potential profit from, or incur a loss on, the short sale. Furthermore, taking short positions in securities results in a form of leverage. Leverage involves special risks described under “Derivatives Risk”. The SEC and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales, which could inhibit the ability of the Adviser to sell securities short on behalf of the Fund.

Exchange Traded Notes Risk. Generally, ETNs are structured as senior, unsecured notes in which an issuer such as a bank agrees to pay a return based on the target commodity index less any fees. ETNs are synthetic instruments that allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bond and ETFs. Similar to ETFs, ETNs are trade on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default. In addition, investors in ETNs generally have no right with respect to the instruments underlying the index or any right to receive delivery of the instruments underlying the index.

Commodity Risk. The Fund’s investment in commodities, commodity-linked securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities, commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sector can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, and tax and other government regulations and policies of the Organization of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial

FEBRUARY 28, 2013	9

More About the Fund (continued)

supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss, and there can be no assurance that the use of leverage will be successful.

Pooled Investment Vehicle Risk. The Fund does not have the rights normally associated with ownership of other types of shares when it invests in pooled investment vehicles holding commodities or commodity futures, including commodity pools, ETCs and those structured as limited partnerships or grantor trusts holding commodities. For example, the owners of these commodity-related grantor trusts, ETCs or limited partnerships do not have the right to elect directors, receive dividends or take other actions normally associated with the ownership of shares of a corporation. Holders of a certain percentage of shares in an ETC or a grantor trust may have the right to terminate the trust or exercise other rights which would not be available to the Fund as a small investor.

Pooled investment vehicles are not registered investment companies, and many are not commodity pools, and therefore, do not have the protections available to those types of investments under federal securities or commodities laws. For example, unlike with registered investment companies, these vehicles are not subject to federal securities laws that limit transactions with affiliates, require redemption of shares, or limit sales charges. Although shares of these vehicles may be traded on an exchange, there may be no active market for such shares and such shares may be highly illiquid.

These vehicles are subject to the risks associated with direct investments in commodities including the risks described under “Pooled Investment Vehicle Risk” and “Commodity Risk”. The market price of shares of these vehicles will be as unpredictable as the price of the underlying commodity. In addition, the value of the shares will be adversely affected if the assets owned by the trust are lost, damaged or of inferior quality. In order to pay trust fees and expenses, the commodities represented by shares of a grantor trust will decrease over the life of the trust due to sales of the underlying commodities necessary to pay such expenses. Without increases in the price of the underlying commodity sufficient to compensate for that decrease, the price of the investment will decline and the Fund will lose money on its investment in the grantor trust.

Commodity-related grantor trusts are passive investment vehicles. This means that the value of the investment in a grantor trust may be adversely affected by trust losses that, if the trust had been actively managed, it might have been possible to avoid. The Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code may limit its ability to make investments in grantor trusts, pooled investment vehicles or limited partnerships that invest in commodities or commodity futures.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Additional Risks

Smaller Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Prepayment and Call Risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of mortgage-backed and asset-backed securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities

10	J.P. MORGAN SPECIALTY FUNDS

with higher interest rates, resulting in an unexpected capital loss. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default described under “Credit Risk.” The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages.

Mortgage-Related and Other Asset-Backed Securities Risk. The Fund invests in mortgage-related and asset-backed securities. These securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase or decrease the Fund’s yield and the income available for distribution by the Fund. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”. The risk of such defaults is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than other types of debt securities. The Fund may invest in collateralized mortgage obligations (CMOs). CMOs are issued in multiple classes, and each class may have its own interest rate and/or final payment date. A class with an earlier final payment date may have certain preferences in receiving principal payments or earning interest. As a result, the value of some classes in which the Fund invests may be more volatile and may be subject to higher risk of nonpayment. The Fund may invest in interest-only (IO) and principal-only (PO) mortgage-related securities. The values of IO and PO mortgage-backed securities are more volatile than other types of mortgage-related securities. They are very sensitive not only to changes in interest rates, but also to the rate of prepayments. A rapid or unexpected increase in prepayments can significantly depress the price of interest-only securities, while a rapid or unexpected decrease could have the same effect on principal-only securities. In addition, because there may be a drop in trading volume, an inability to find a ready buyer, or the imposition of legal restrictions on the resale of securities, these instruments may be illiquid.

Depositary Receipts Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary”, the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objectives. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

EXPENSE LIMITATION

The shares of the J.P. Morgan Funds in which the Fund may invest a portion of its assets impose a separate investment advisory fee and a shareholder service fee. To avoid charging an investment advisory fee and a shareholder service fee at an

FEBRUARY 28, 2013	11

More About the Fund (continued)

effective rate above 0.60% for investment advisory and 0.25% for shareholder servicing on affiliated investments, the adviser and shareholder servicing agent will waive investment advisory and shareholder service fees with respect to each Fund in an amount equal to the weighted average pro rata amount of affiliated investment advisory fees and affiliated shareholder service fees charged by the underlying J.P. Morgan Funds.

Expenses of Underlying Funds. The Acquired Fund Fees and Expenses reflected in the Fund’s “Annual Fund Operating Expenses” table are based on the estimated target allocation of that Fund’s assets among the underlying funds including ETFs as of the date of this prospectus. The Fund invests in Class R6 Shares or the equivalent of the underlying funds to the extent that they are available. To the extent that an underlying fund does not offer Class R6 Shares, the Fund will invest in Class R5

Shares. To the extent that an underlying fund does not offer Class R5 Shares, the Fund may invest in Institutional Class Shares or to the extent that an underlying fund does not have Institutional Class Shares, the Fund may invest in Select Class Shares of an underlying fund. Institutional Class and Select Class Shares have higher expenses than Class R5 and Class R6 Shares, and Class R5 Shares have higher expenses than Class R6 Shares. To the extent that the Fund invests in shares of the underlying funds that do not offer Class R6 Shares, the Fund’s total expenses will be higher. Acquired Fund Fees and Expenses will vary with changes in expenses of the underlying funds, as well as allocations of the Fund’s assets, and may be higher or lower than those shown. Acquired Fund Fees and Expenses include dividend expenses related to short sales by the underlying funds.

12	J.P. MORGAN SPECIALTY FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

For the most recent fiscal period ended 10/31/12, JPMIM was paid a management fee of 0.00% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in approving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Managers

The Fund is managed by JPMIM’s Global Multi-Asset Group (GMAG). The members of the GMAG team responsible for management and oversight of the Fund are Jeffery A. Geller, Managing Director, Talib Sheikh, Managing Director and CFA charterholder, James Elliott, Managing Director, Michael Schoenhaut, Managing Director and CFA charterholder, and Anne Lester, Managing Director. As CIO of the U.S. GMAG, Mr. Geller has investment oversight responsibility for all accounts managed by the group. In addition, he has direct portfolio management responsibilities for GMAG’s less constrained mandates as well as those with large alternatives allo-

cations. Mr. Geller joined JPMIM in 2006 and has been a portfolio manager of the Fund since its inception. Mr. Sheikh is a portfolio manager in GMAG, responsible for managing total return, balanced and tactical asset allocation overlay accounts. An employee since 1998 and a portfolio manager of the Fund since its inception, Mr. Sheikh was previously an assistant portfolio manager in the derivative implementation team. Areas of focus include expanding allocation decisions through new products, portfolio risk and the fixed income market. Mr. Elliott is a portfolio manager in GMAG, with responsibility for the management of total return portfolios. Mr. Elliot joined JPMIM in 1995 and became a co-head of the European Equity Team and head of retail equity funds in 2002. Mr. Elliot was the chief investment officer for Japan Portfolio Group in Tokyo. Mr. Elliott has been a portfolio manager of the Fund since its inception. Mr. Schoenhaut is head of portfolio construction for GMAG in the U.S. He is a member of the Investment Committee of the U.S. GMAG and focuses on portfolio construction, manager analysis and tactical asset allocation. An employee since 1997 and a portfolio manager of the Fund since its inception, he is also a senior portfolio manager for target date, income and balanced strategies. Ms. Lester, Global Head of Product and Business Management for GMAG, has been an employee of JPMIM since 1992, a member of GMAG since 2000 and a portfolio manager of the Fund since its inception. She plays a key role in defined contribution asset allocation strategies in addition to her responsibilities for the Fund.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such Funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class R2 Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries

FEBRUARY 28, 2013	13

The Fund’s Management and Administration (continued)

under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

14	J.P. MORGAN SPECIALTY FUNDS

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy Fund shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly through the Funds through JPMDS.

Who can buy shares?

Class R2 Shares may be purchased by retirement plans. Retirement plans that are eligible to purchase shares only include group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund.

Class R2 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans, individual 403(b) plans and Section 529 college savings plans.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or

Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements.

Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share. Shares are also redeemed at NAV. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

16	J.P. MORGAN SPECIALTY FUNDS

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you. The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes.

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see “Redeeming Fund Shares — When can I redeem shares?”

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R2)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be cancelled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R2)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 for Class R2 Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the average daily net assets of the Fund attributable to Class R2 Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

18	J.P. MORGAN SPECIALTY FUNDS

EXCHANGING FUND SHARES

What are my exchange privileges?

Class R2 Shares may not be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or
•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

FEBRUARY 28, 2013	19

How to Do Business with the Fund (continued)

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

20	J.P. MORGAN SPECIALTY FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation, and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares net investment income, if any, at least quarterly. The Fund will distribute its net realized capital gains, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gains.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions by the Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of the Fund as an investment and the tax treatment of distributions.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund shares. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income. It is unlikely that dividends from the Fund will qualify to any significant extent for designation as qualified dividend income.

With respect to taxable shareholders, distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

With respect to taxable shareholders, if you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if the Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign

FEBRUARY 28, 2013	21

Shareholder Information (continued)

governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

The Fund’s investments in certain debt obligations, mortgage-backed securities, asset-backed securities, REIT securities, derivative instruments, master limited partnerships and so-called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so. The Fund’s investment in REIT securities also may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distributions could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s investments in ETFs and other investment companies could affect the amount, timing and character of distributions from the Fund, and, therefore, may increase the amount of taxes payable by shareholders.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting

22	J.P. MORGAN SPECIALTY FUNDS

record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request an uncertified, complete schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ web-site at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

FEBRUARY 28, 2013	23

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting equity securities

•   The Fund’s share price and performance will fluctuate in response to stock market movements

•   The market value of convertible securities and other debt securities tends to fall when prevailing interest rates rise. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates

•   Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

• Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and the Fund may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the section titled “What are the Fund’s main investment strategies?”, equity securities may include convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and Global Depositary Receipts), trust or partnership interests, warrants and rights[3] and investment company securities

•    The Fund seeks to limit risk and enhance performance through active management and/or diversification

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality, short-term instruments

Short selling

•   Short sales may not have the intended effects and may result in losses

•    The Fund may not be able to close out a short position at a particular time or at an acceptable price

•    The Fund may not be able to borrow certain securities to sell short, resulting in missed opportunities

•    Segregated or earmarked assets and posting collateral with respect to short sales may limit the Fund’s investment flexibility

•    Short sales involve leverage risk, credit exposure to the brokers that execute the short sale and retain the proceeds, have no cap on maximum losses and gains are limited to the price of the securities at the time of the short sale

•   The Fund could make money and protect against losses if management’s analysis proves correct

•   Short selling may allow the Fund to implement insights into securities it expects to underperform

•    Short selling may allow the Fund to diversify its holdings across a larger number of securities

•   The Fund segregates or earmarks liquid assets to cover short positions and offset a portion of the leverage risk

•   The Fund makes short sales through brokers that the adviser has determined to be creditworthy

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

24	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Derivatives[1]

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[2] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•    Derivatives that involve leverage could magnify losses

•   Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    The use of derivatives to implement short positions involves the risk that there is no cap on maximum losses and gains are limited to the price of the derivative’s underlying reference security, asset or index at the time the short position is established

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets, and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if the management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•    The implementation of short positions may allow the Fund to generate positive returns in declining markets

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark; the Fund may also use derivatives in an effort to produce increased gain

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

1	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

2	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	25

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign investments

•   Currency exchange rate movements could reduce gains or create losses

•    The Fund could lose money because of foreign government actions, political instability or lack of adequate and accurate information

•    Currency and investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•   Favorable exchange rate movements could generate gains or reduce losses

•    Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Emerging markets can offer higher returns

•   The Fund may use forward foreign currency contracts for risk management purposes by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”); these currency management techniques may not be available for certain investments

Real Estate Investment Trusts (REITs)[1]

•   The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages and will depend on the value of the underlying properties or the underlying loans or interests

•    The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and interest rates. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties

•    REITs may be more volatile and/or more illiquid than other types of equity securities

•    If a REIT fails to distribute its required taxable income or to satisfy the other requirements of REIT status, it would be taxed as a corporation, and amounts available for distribution to shareholders (including the Fund) would be reduced by any corporate taxes payable by the REIT

•   The Fund can gain exposure to an additional asset class in order to further diversify its assets

•   The Fund may receive current income from its REIT investments

•    If a REIT meets the requirements of the Internal Revenue Code, as amended, it will not be taxed on income it distributes to its shareholders; as a result, more income can be distributed by the REIT

•   The Fund’s adviser will carefully evaluate particular REITs before and after investment based on its investment process and will also monitor economic and real estate trends affecting the value of REITs

1	REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate.

26	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

ETFs[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether actively or passively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (1940 Act)

•    Exemptive orders granted to various ETFs and their investment advisers by the Securities and Exchange Commission (SEC) permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Fund’s adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•   Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

Master Limited Partnerships (MLPs)

•   Holders of MLP units have limited control and voting rights, similar to those of a limited partner

•   An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns

•    MLPs may, for tax purposes, affect the character of the gain and loss realized by the Fund and affect the holding period of the Fund’s assets

•   MLPs can offer attractive returns

•    MLPs may offer more attractive yields or potential growth than comparable equity securities

•    MLPs offer attractive potential performance and opportunities for diversification

•   The Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company

•   The Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability. Such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a stock is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price desired	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality, short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 28, 2013	27

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for Class R2 Shares for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Global Allocation Fund
Class R2
Year Ended October 31, 2012	$13.53	$0.34	$0.99	$1.33	$(0.35)
May 31, 2011 (f) through October 31, 2011	15.00	0.12	(1.58)	(1.46)	(0.01)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Does not include expenses of Underlying Funds.
(f)	Commencement of operations.
(g)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2011.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

28	J.P. MORGAN SPECIALTY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets end of period	Net expenses (d)(e)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits (e)		Portfolio turnover rate* (b)

$14.51	9.99%	$49,661	1.30%		2.44%		2.79%		67%
13.53	(9.71)	45,143	1.30	(g)	2.10	(g)	3.04	(g)	51

FEBRUARY 28, 2013	29

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30	J.P. MORGAN SPECIALTY FUNDS

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FEBRUARY 28, 2013	31

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32	J.P. MORGAN SPECIALTY FUNDS

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34	J.P. MORGAN SPECIALTY FUNDS

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-GLOBALALR2-213

Prospectus

J.P. Morgan International Equity Funds

Class A, Class C & Select Class Shares

February 28, 2013

JPMorgan Global Equity Income Fund Class/Ticker: A/JEIAX; C/JEICX; Select/JEISX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Global Equity Income Fund

Class/Ticker: A/JEIAX; C/JEICX; Select/JEISX

What is the goal of the Fund?

The Fund seeks to provide both current income and long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 16 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%	NONE
	(under $1 million)

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	1.26	1.40	1.40
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	1.01	1.15	1.15
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.32	2.96	2.21
Fee Waivers and Expense Reimbursements¹	(1.06)	(1.20)	(1.20)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement¹	1.26	1.76	1.01

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.25%, 1.75% and 1.00%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	1,115	1,609	2,964
CLASS C SHARES ($)	279	803	1,452	3,195
SELECT CLASS SHARES ($)	103	576	1,075	2,450

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	647	1,115	1,609	2,964
CLASS C SHARES ($)	179	803	1,452	3,195
SELECT CLASS SHARES ($)	103	576	1,075	2,450

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. Generally, the Fund intends to focus its investments in dividend

FEBRUARY 28, 2013	1

JPMorgan Global Equity Income Fund (continued)

yielding equity securities. The Fund may invest in securities of issuers located anywhere in the world and may invest any amount of its assets in emerging markets. Under normal circumstances, the Fund intends to invest at least 40% of its total assets in countries other than the United States.

The Fund is not constrained by capitalization limits. At times, the Fund may invest a significant portion of its assets in medium and smaller capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADS), convertible securities and warrants and rights.

The Fund may also invest up to 20% of its Assets in equity or debt securities of any type of foreign or U.S. issuer.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

The Fund may invest in securities denominated in any currency. The Fund may from time to time hedge a portion of its foreign currency exposure using derivatives as noted above.

Investment Process: In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

The Fund’s portfolio is constructed predominantly through fundamental research and bottom-up stock selection. Generally, the Fund focuses on those dividend-yielding equity securities that the adviser believes are undervalued and possess the potential for long-term earnings power and strong cash flow generation. The adviser believes that, generally, strong cash flows enable a company to maintain and/or increase sustainable dividends. In addition, the adviser may focus on key characteristics such as dividend yield, price to book ratio, price to earnings ratio and free cash flow yield. In selecting investments for the Fund, the adviser generally seeks to avoid securities that present unsustainable dividends or declining long-term returns.

The adviser may sell a security if it believes that it no longer exhibits strong cash flow generation capabilities or that it cannot continue to support or increase the Fund’s income yield.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.”

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this strategy for its currency exposure.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Credit Risk. Certain investments are subject to the risk that the issuer or a counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of issuers held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past calendar year. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Morgan Stanley Capital International (MSCI) World Index (net of foreign withholding taxes) and the Lipper Global Equity Income Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	8.28%
Worst Quarter	2nd quarter, 2012	–2.08%

FEBRUARY 28, 2013	3

JPMorgan Global Equity Income Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Life of Fund Since 2/28/11
SELECT CLASS SHARES
Return Before Taxes	14.32%	1.23%
Return After Taxes on Distributions	13.91	0.78
Return After Taxes on Distributions and Sale of Fund Shares	10.30	1.10
CLASS A SHARES
Return Before Taxes	8.01	(1.96)
CLASS C SHARES
Return Before Taxes	12.41	0.45
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	15.83	1.83
LIPPER GLOBAL EQUITY INCOME FUNDS INDEX
(Reflects No Deduction for Taxes)	11.84	2.85

After-tax returns are shown for only the Select Class Shares, and after-tax return for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Gerd Woort-Menker	2011	Managing Director
Jeroen Huysinga	2011	Managing Director
Georgina Perceval Maxwell	2011	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity securities as described in its Risk/Return Summary. These equity securities may include:

•	common stock

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock

•	privately placed securities

The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

The investment strategies for the Fund may also include the following which may be equity securities:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, which may be in the form of depositary receipts

•	securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which a Fund may invest

•	derivatives, including currency forwards and certain futures

Although not main strategies, the Fund may also utilize the following which may be equity securities:

•	high yield securities which are below investment grade (junk bonds) and securities in the lowest investment grade category

•	sovereign debt

•	corporate debt

•	derivatives, including certain futures, options, swaps and forwards

•	other investment companies

• exchange-traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

• affiliated money market funds

• closed-end investment companies

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest.

The Fund may use futures contracts, options, swaps, forwards and other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain. The Fund may use exchange-traded futures to manage cash flows.

The Fund may utilize these investment strategies to a greater or lesser degree.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy above.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or

FEBRUARY 28, 2013	5

More About the Fund (continued)

extended periods of time. When the value of a Fund’s securities goes down, your investment in a Fund decreases in value.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Foreign Securities and Emerging Market Risks. To the extent a Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and some times substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

Credit Risk. The Fund’s investments are subject to the risk that an issuer or the counterparty will fail to make payments when due or default completely on securities, repurchase agreements or other investments held by the Fund. Such defaults

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this strategy for its currency exposure.

In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.

Additional Risks

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

High Yield Securities Risk. The Fund may invest in debt securities that are considered to be speculative (also known as junk bonds). These investments may be issued by companies which may be highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of a Fund’s investments and a Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly

FEBRUARY 28, 2013	7

More About the Fund (continued)

and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Value Investing Risk. Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of investments generally increases. Your investment will decline in value if the value of the investment decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary”, the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal year ended 10/31/12, JPMIM was paid management fees (net of waivers) of 0.03% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Managers

The portfolio management team is led by Gerd Woort-Menker, Jeroen Huysinga and Georgina Perceval Maxwell. Mr. Woort-Menker is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of its predecessors) since 1987. Prior to joining the team, he was head of the International Research group in London. Mr. Huysinga is also a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997. Ms. Maxwell is also a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A Class C and Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the 0.25% annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include

FEBRUARY 28, 2013	9

The Fund’s Management and Administration (continued)

access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Fund by officers, directors, trustees, retirees and employees and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin

Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements.

Each share class has different sales charges and/or expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice, because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares than the other share classes (except for the Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called Annual Fund Operating Expenses.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum.

Officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in section 152 of the Internal Revenue Code), of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares, a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be cancelled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The tables below shows the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND[1]
Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000–$99,999	4.50	4.71	4.05
$100,000–$249,999	3.50	3.63	3.05
$250,000–$499,999	2.50	2.56	2.05
$500,000–$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the J.P. Morgan Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase and 0.50% of the purchase price if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J.P. Morgan Funds that you would like to have one or more J.P. Morgan Funds linked together for purposes of reducing the initial sales charge.

•

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

•

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously paid or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J.P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganizations of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.

Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was created through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested in the Funds’ IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you or your spouse or domestic partner can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such death or disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

FEBRUARY 28, 2013	19

How to Do Business with the Fund (continued)

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 for Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Class C Shares of any J.P. Morgan Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

For the Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of the Fund may be exchanged for Select Class Shares of another J.P. Morgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” and below.

If you exchange Class C Shares of the Fund for Class C Shares, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.
3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

FEBRUARY 28, 2013	21

How to Do Business with the Fund (continued)

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, for Class A and Class C Shares only.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	23

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least monthly. The Fund will distribute net realized capital gain, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held the shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if the Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder, which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

The Fund’s investment in certain debt obligations, REIT securities, derivative instruments and so called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to do so. The Fund’s investment in REIT securities may also result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Funds may process corrections up to 15 months after the date printed on

FEBRUARY 28, 2013	25

Shareholder Information (continued)

the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month.

Not later than 60 days after the end of each fiscal quarter, the Fund will make available upon request a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ web-site at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 represents of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

26	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs)[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 28, 2013	27

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Most bonds will rise in value when interest rates fall

•   Emerging markets can offer higher returns

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the “What are the Fund’s main investment strategies?” section, securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3], exchange-traded commodities and investment company securities

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality short-term instruments

•    The Fund may use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

Market conditions affecting debt securities

•   The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls

•    Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers

	• Most bonds will rise in value when interest rates fall • Debt securities have generally outperformed money market instruments over the long term, with less risk than stocks	• The Fund seeks to limit risk and enhance performance through active management • The adviser monitor interest rate trends

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

28	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments

Derivatives*

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s income or gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    The Fund may use derivatives in an effort to produce increased income or gains

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately nego- tiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

FEBRUARY 28, 2013	29

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

30	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

This Page Intentionally Left Blank.

FEBRUARY 28, 2013	31

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund commenced operations on February 28, 2011. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the total Annual operating expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

		Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Global Equity Income Fund
Class A
Year Ended October 31, 2012	$13.37	$0.31	(e)	$0.88	$1.19	$(0.44)
February 28, 2011 (f) through October 31, 2011	15.00	0.33	(e)	(1.64)	(1.31)	(0.32)

Class C
Year Ended October 31, 2012	13.35	0.36	(e)	0.77	1.13	(0.37)
February 28, 2011 (f) through October 31, 2011	15.00	0.30	(e)	(1.66)	(1.36)	(0.29)

Select Class
Year Ended October 31, 2012	13.37	0.47	(e)	0.76	1.23	(0.46)
February 28, 2011 (f) through October 31, 2011	15.00	0.37	(e)	(1.66)	(1.29)	(0.34)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of operations.
(g)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.
(h)	Certain non-recurring expense incurred by the Fund were not annualized for the period ended October 31, 2011.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

32	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits		Portfolio turnover rate* (b)

$14.12	9.09%	$9,003	1.25%		2.21%		2.31%		52%
13.37	(8.77)	127	1.25	(h)	3.53	(h)	10.16	(g)(h)	40

14.11	8.66	646	1.75		2.69		2.95		52
13.35	(9.12)	60	1.75	(h)	3.17	(h)	10.82	(g)(h)	40

14.14	9.43	27,292	1.00		3.44		2.20		52
13.37	(8.68)	2,666	1.00	(h)	3.85	(h)	10.23	(g)(h)	40

FEBRUARY 28, 2013	33

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-GEINCACS-213

Prospectus

J.P. Morgan International Equity Funds

Class R2 & Class R5 Shares

February 28, 2013

JPMorgan Global Equity Income Fund

Class/Ticker: R2/JGEZX; R5/JEIRX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Global Equity Income Fund

Class/Ticker: R2/JGEZX; R5/JEIRX

What is the goal of the Fund?

The Fund seeks to provide both current income and long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	1.40	1.20
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	1.15	1.15
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	2.71	2.01
Fee Waivers and Expense Reimbursements[1]	(1.20)	(1.20)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[1]	1.51	0.81

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.50% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	154	727	1,328	2,953
CLASS R5 SHARES ($)	83	514	972	2,241

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

FEBRUARY 28, 2013	1

JPMorgan Global Equity Income Fund (continued)

What are the Fund’s main investment strategies?

Under normal circumstances, the Fund will invest at least 80% of its Assets in equity securities. “Assets” means net assets, plus the amount of borrowings for investment purposes. Generally, the Fund intends to focus its investments in dividend yielding equity securities. The Fund may invest in securities of issuers located anywhere in the world and may invest any amount of its assets in emerging markets. Under normal circumstances, the Fund intends to invest at least 40% of its total assets in countries other than the United States.

The Fund is not constrained by capitalization limits. At times, the Fund may invest a significant portion of its assets in medium and smaller capitalization companies. The equity securities in which the Fund may invest include, but are not limited to, common stock, preferred stock, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADS), convertible securities and warrants and rights.

The Fund may also invest up to 20% of its Assets in equity or debt securities of any type of foreign or U.S. issuer.

The Fund may utilize currency forwards to reduce currency deviations, where practical, for the purpose of risk management. The Fund may also use exchange-traded futures for the efficient management of cash flows.

The Fund may invest in securities denominated in any currency. The Fund may from time to time hedge a portion of its foreign currency exposure using derivatives as noted above.

Investment Process: In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

The Fund’s portfolio is constructed predominantly through fundamental research and bottom-up stock selection. Generally, the Fund focuses on those dividend-yielding equity securities that the adviser believes are undervalued and possess the potential for long-term earnings power and strong cash flow generation. The adviser believes that, generally, strong cash flows enable a company to maintain and/or increase sustainable dividends. In addition, the adviser may focus on key characteristics such as dividend yield, price to book ratio, price to earnings ratio and free cash flow yield. In selecting investments for the Fund, the adviser generally seeks to avoid securities that present unsustainable dividends or declining long-term returns.

The adviser may sell a security if it believes that it no longer exhibits strong cash flow generation capabilities or that it cannot continue to support or increase the Fund’s income yield.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.”

2	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Derivatives Risk. Derivatives, including forward currency contracts and futures, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this strategy for its currency exposure.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Credit Risk. Certain investments are subject to the risk that the issuer or a counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Income Risk. The Fund’s ability to distribute income to shareholders will depend on the yield available on the securities held by the Fund. Changes in the dividend policies of issuers held by the Fund could make it difficult for the Fund to provide a predictable level of income.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past calendar year. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Morgan Stanley Capital International (MSCI) World Index (net of foreign withholding taxes) and the Lipper Global Equity Income Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other index, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	1st quarter, 2012	8.41%
Worst Quarter	2nd quarter, 2012	–2.03%

FEBRUARY 28, 2013	3

JPMorgan Global Equity Income Fund (continued)

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Life of Fund Since 2/28/11
CLASS R5 SHARES
Return Before Taxes	14.61%	1.44%
Return After Taxes on Distributions	14.17	0.96
Return After Taxes on Distributions and Sale of Fund Shares	10.53	1.27
CLASS R2 SHARES
Return Before Taxes	13.73	0.71
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	15.83	1.83
LIPPER GLOBAL EQUITY INCOME FUNDS INDEX
(Reflects No Deduction for Taxes)	11.84	2.85

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Gerd Woort-Menker	2011	Managing Director
Jeroen Huysinga	2011	Managing Director
Georgina Perceval Maxwell	2011	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

If you are investing through a retirement plan, please follow instructions provided by your plan to invest.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

4	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity securities as described in its Risk/Return Summary. These equity securities may include:

•	common stock

•	preferred stock

•	convertible securities

•	trust or partnership interests

•	warrants and rights to buy common stock

•	privately placed securities

The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

The investment strategies for the Fund may also include the following which may be equity securities:

•	real estate investment trusts (REITs) which are pooled vehicles which invest primarily in income-producing real estate or loans related to real estate

•	foreign securities, which may be in the form of depositary receipts

•	securities denominated in U.S. dollars, major reserve currencies, and currencies of other countries in which a Fund may invest

•	derivatives, including currency forwards and certain futures

Although not main strategies, the Fund may also utilize the following which may be equity securities:

•	high yield securities which are below investment grade (junk bonds) and securities in the lowest investment grade category

•	sovereign debt

•	corporate debt

•	derivatives, including certain futures, options, swaps and forwards

•	other investment companies

•

exchange-traded funds (ETFs) which are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

•	affiliated money market funds

•	closed-end investment companies

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may also be used as substitutes for securities in which the Fund can invest.

The Fund may use futures contracts, options, swaps, forwards and other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain. The Fund may use exchange-traded futures to manage cash flows.

The Fund may utilize these investment strategies to a greater or lesser degree.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy above.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstand- ing shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock

FEBRUARY 28, 2013	5

More About the Fund (continued)

prices in general (or in particular, the prices of the types of securities in which a Fund invests) may decline over short or extended periods of time. When the value of a Fund’s securities goes down, your investment in a Fund decreases in value.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of a Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in a Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Foreign Securities and Emerging Market Risks. To the extent a Fund invests in foreign securities (including depositary receipts), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of a Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in “emerging markets. These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and some times substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Smaller Cap Company Risk (Small Cap Company and Mid Cap Company Risk). Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of a Fund’s investments.

Credit Risk. The Fund’s investments are subject to the risk that an issuer or the counterparty will fail to make payments when due or default completely on securities, repurchase agreements or other investments held by the Fund. Such defaults could result

6	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. The Fund may invest in securities that are rated in the lowest investment grade category. Such securities also are considered to have speculative characteristics similar to high yield securities, and issuers of such securities are more vulnerable to changes in economic conditions than issuers of higher grade securities. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of a Fund’s securities and the price of a Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

To the extent that the Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctua-

tions. The Fund may also hedge from one foreign currency to another. However, the Fund does not typically use this strategy for its currency exposure.

In addition, the Fund’s use of currency hedging may not be successful and the use of such strategies may lower the Fund’s potential returns.

Additional Risks

Real Estate Securities Risk. The value of real estate securities in general, and REITs in particular, are subject to the same risks as direct investments in real estate and mortgages which include, but are not limited to, sensitivity to changes in real estate values and property taxes, interest rate risk, tax and regulatory risk, fluctuations in rent schedules and operating expenses, adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, the need for unanticipated renovations, unexpected increases in the cost of energy, environmental factors and, in the case of mortgages, credit risk, prepayment risk and extension risk. In addition, the underlying mortgage loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “sub-prime” mortgages. The value of REITs will also rise and fall in response to the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

High Yield Securities Risk. The Fund may invest in debt securities that are considered to be speculative (also known as junk bonds). These investments may be issued by companies which may be highly leveraged, less creditworthy or financially distressed. Although non-investment grade debt securities tend to be less sensitive to interest rate changes than investment grade debt securities, non-investment grade debt securities can be more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of a Fund’s investments and a Fund’s net asset value may be volatile. Furthermore, though these investments generally provide a higher yield than higher-rated debt securities, the high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities can change suddenly

FEBRUARY 28, 2013	7

More About the Fund (continued)

and unexpectedly. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Value Investing Risk. Value investing attempts to identify companies that, according to the adviser’s estimate of their true worth, are undervalued. The adviser selects stocks at prices that it believes are temporarily low relative to factors such as the company’s earnings, cash flow or dividends. A value stock may decrease in price or may not increase in price as anticipated by the adviser if other investors fail to recognize the company’s value or the factors that the adviser believes will cause the stock price to increase do not occur. The Fund’s performance may be better or worse than the performance of equity funds that focus on growth stocks or that have a broader investment style.

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of investments generally increases. Your investment will decline in value if the value of the investment decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary”, the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. gov- ernment, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

8	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal year ended 10/31/12, JPMIM was paid management fees (net of waivers) of 0.03% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Managers

The portfolio management team is led by Gerd Woort-Menker, Jeroen Huysinga and Georgina Perceval Maxwell. Mr. Woort-Menker is a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates (or one of its predecessors) since 1987. Prior to joining the team, he was head of the International Research group in London. Mr. Huysinga is also a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997. Ms. Maxwell is also a Managing Director of JPMIM and has been an employee of JPMIM or its affiliates since 1997.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Fund’s shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class R2 Shares and an annual fee of 0.05% of the average daily net assets of the Class R5 Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of its annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include

FEBRUARY 28, 2013	9

The Fund’s Management and Administration (continued)

access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders.

JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

10	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy Fund Shares?

You may purchase Fund Shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly through the Funds through JPMDS.

Who can buy shares?

Class R2 Shares may be purchased by retirement plans. Class R5 Shares may be purchased by retirement plans, Section 529 college savings plans, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees.

Retirement Plans. The only retirement plans that are eligible to purchase Class R2 and Class R5 Shares are group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans (collectively, Eligible Plans). To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund. Class R2 and Class R5 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans and, with respect to Class R2 Shares, Section 529 college savings plans.

College Savings Plans. To be eligible to invest in Class R5 Shares, Section 529 college savings plans must hold their shares through plan level or omnibus accounts held on the books of the Fund.

Class R2 and Class R5 accounts may be opened either directly with the Fund’s transfer agent or through Financial Intermediaries. If you have questions about eligibility, please call 1-800-480-4111.

•	Class R5 Shares are not subject to a sales charge or Rule 12b-1 fees.

•

The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of a Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive different amounts of compensation for sales of different classes of shares.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S.

FEBRUARY 28, 2013	11

How to Do Business with the Fund (continued)

markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the JPMorgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Fund. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Fund.

The Fund has attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Fund will be able to effectively identify and eliminate market timing and abusive trading in the Fund particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Fund, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities

12	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you. The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes.

Decide how much you want to invest.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5/R2)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R5/R2)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

RULE 12b-1 FEES FOR CLASS R2 SHARES

The Fund has adopted a Distribution Plan under Rule 12b-1 with respect to Class R2 Shares that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements

14	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the average daily net assets of the Fund attributable to Class R2 Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively “SubTA Agreements”). Payments made pursuant to such SubTA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such SubTA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for the Class R2 Shares. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Neither Class R2 Shares nor Class R5 Shares may be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

What will my shares be worth?

If the Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

16	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least monthly. The Fund will distribute net realized capital gain, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distribu- tions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions by the Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of the Fund as an investment and the tax treatment of distributions.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

With respect to taxable shareholders, distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held the shares.

The Fund is generally subject to foreign withholding or other foreign taxes, which in some cases can be significant on any income or gain from investments in foreign stocks or securities. In that case, the Fund’s total return on those securities would be decreased. The Fund may generally deduct these taxes in computing its taxable income. Rather than deducting these foreign taxes, if the Fund invests more than 50% of its assets in the stock or securities of foreign corporations or foreign governments at the end of its taxable year it may make an election to treat a proportionate amount of eligible foreign taxes as constituting a taxable distribution to each shareholder,

FEBRUARY 28, 2013	17

Shareholder Information (continued)

which would, subject to certain limitations, generally allow the shareholder to either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

The Fund’s investment in certain debt obligations, REIT securities, derivative instruments and so called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to do so. The Fund’s investment in REIT securities may also result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund will affect your own tax situation.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month

18	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

Not later than 60 days after the end of each fiscal quarter, the Fund will make available upon request a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ web-site at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 represents of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

FEBRUARY 28, 2013	19

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Exchange Traded Funds (ETFs)[1] and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that · are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, the Fund may invest in both affiliated and unaffiliated money market funds without limit subject to the Fund’s investment policies and restrictions and the conditions of the rule

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

20	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Most bonds will rise in value when interest rates fall

•   Emerging markets can offer higher returnsm

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the “What are the Fund’s main investment strategies?” section, securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3], exchange-traded commodities and investment company securities

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality short-term instruments

•    The Fund may use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

Market conditions affecting debt securities

•   The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls

•    Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers

	• Most bonds will rise in value when interest rates fall • Debt securities have generally outperformed money market instruments over the long term, with less risk than stocks	• The Fund seeks to limit risk and enhance performance through active management • The adviser monitor interest rate trends

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

FEBRUARY 28, 2013	21

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Management choices
• The Fund could underperform its benchmark due to its securities choices and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   Except as noted earlier in this prospectus, the Fund manages the currency exposure of its foreign investments relative to its benchmark and may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments

Derivatives*

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s income or gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•    The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure relative to its benchmark

•   The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•   The Fund may use derivatives in an effort to produce increased income or gains

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

22	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

FEBRUARY 28, 2013	23

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund commenced operations on February 28, 2011. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the total Annual operating expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income
Global Equity Income Fund
Class R2
Year Ended October 31, 2012	$13.36	$0.40	(e)	$0.76	$1.16	$(0.40)
February 28, 2011 (f) through October 31, 2011	15.00	0.32	(e)	(1.66)	(1.34)	(0.30)

Class R5
Year Ended October 31, 2012	13.38	0.50	(e)	0.76	1.26	(0.49)
February 28, 2011 (f) through October 31, 2011	15.00	0.38	(e)	(1.65)	(1.27)	(0.35)

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Calculated based upon average shares outstanding.
(f)	Commencement of operations.
(g)	Ratios are disproportionate between classes due to the size of net assets and fixed expenses.
(h)	Certain non-recurring expense incurred by the Fund were not annualized for the period ended October 31, 2011.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

24	J.P. MORGAN INTERNATIONAL EQUITY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earnings credits		Portfolio turnover rate *(b)

$14.12	8.87%	$461	1.50%		2.95%		2.70%		52%
13.36	(8.97)	45	1.50	(h)	3.36	(h)	10.72	(g)(h)	40

14.15	9.62	465	0.80		3.65		2.00		52
13.38	(8.52)	46	0.80	(h)	4.05	(h)	10.05	(g)(h)	40

FEBRUARY 28, 2013	25

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-GEINCR2R5-213

Prospectus

J.P. Morgan Specialty Funds

Class A, Class C & Select Class Shares

February 28, 2013

JPMorgan Global Natural Resources Fund

Class/Ticker: A/JGNAX; C/JGNCX; Select/JGNSX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Global Natural Resources Fund

Class/Ticker: A/JGNAX; C/JGNCX; Select/JGNSX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds. More information about these and other discounts is available from your financial intermediary and in “How to Do Business with the Fund — SALES CHARGES” on page 18 of the prospectus and in “PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to Part II of the Statement of Additional Information.

SHAREHOLDER FEES (Fees paid directly from your investment)
	Class A	Class C	Select Class
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	5.25%	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE (under $1 million)	1.00%	NONE

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.83	0.83	0.82
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.58	0.58	0.57
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.89	2.39	1.63
Fee Waivers and Expense Reimbursements[1]	(0.58)	(0.58)	(0.57)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[1]	1.31	1.81	1.06

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will deter- mine whether or not to renew or revise it.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	651	1,034	1,442	2,576
CLASS C SHARES ($)	284	690	1,223	2,682
SELECT CLASS SHARES ($)	108	458	833	1,885

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	651	1,034	1,442	2,576
CLASS C SHARES ($)	184	690	1,223	2,682
SELECT CLASS SHARES ($)	108	458	833	1,885

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

What are the Fund’s main investment strategies?

The Fund will, under normal market conditions, invest at least 80% of its Assets in equity and equity-like securities of companies in the natural resources sector. “Assets” means net assets, plus the amount of borrowings for investment purposes.

The natural resources sector includes companies directly or indirectly primarily engaged in the exploration for, extraction

FEBRUARY 28, 2013	1

JPMorgan Global Natural Resources Fund (continued)

of, development, refinement, production or marketing of natural resources and companies that are primarily engaged in providing related goods or services, as determined by the adviser. The adviser may deem a company to be primarily engaged in, or to provide a related good or service to, a business activity or activities if: (i) at least 50% of its assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities; or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity or activities. The Fund may invest in securities of issuers located anywhere in the world and may invest any amount of its assets in emerging markets. Under normal circumstances, the Fund intends to invest at least 40% of its total assets in countries other than the United States.

Within the natural resources sector, the Fund anticipates that it will generally invest a significant portion of its assets in the gold & precious metals, base metals and energy sub-sectors. The Fund may also invest in other sub-sectors, including, but not limited to, forestry products, diamonds and soft commodities (commodities that are grown, rather than mined).

The Fund is not constrained by capitalization limits. At times, the Fund may invest a significant portion of its assets in medium and smaller capitalization companies, where the adviser believes that such companies can present significant opportunities for investment returns.

The equity and equity-like securities of companies in the natural resources sector in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs), other Depositary Receipts, convertible securities, warrants and rights, master limited partnerships (MLPs) and shares of investment companies, including exchange-traded funds (ETFs).

The Fund may also invest up to 20% of its Assets in equity or debt securities of any type of foreign or U.S. issuer or commodity-related securities, including pooled investment vehicles, such as grantor trusts, exchange-traded commodities (ETCs) or commodity pools or other instruments designed to produce returns relating to movements in prices of certain commodities or indices. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

The Fund may utilize derivatives, such as currency forwards, where practical, for the purpose of risk management. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts, options, forwards, structured notes and swaps to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

The Fund is non-diversified.

Investment Process: In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

The Fund’s portfolio will be constructed predominantly through fundamental research and bottom-up stock selection. In analyzing companies in the natural resource sector, the adviser examines a host of factors which may include the quality, experience, character and reputation of management, the technical aspects of the company’s project(s), financing, ability/ plausibility of delivering the underlying product to the market and valuation.

Allocation across the sub-sectors will vary according to which sector the adviser believes offers the greatest potential for investment returns, based on the adviser’s view of the current economic cycle. The allocation between sub-sectors can deviate substantially. There are no maximum or minimum limits as to the Fund’s investment in each sub-sector. The size of individual holdings will be determined by the adviser based on valuations, potential for returns, liquidity, perceived stock specific risk as well as diversification considerations. In an effort to manage risk, generally, the adviser will attempt to invest across various sub-sectors, regions, companies and market capitalizations.

The Fund will generally sell securities if the adviser believes the issuer of such securities no longer meets certain investment criteria, if certain political and economic events occur or if it believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

2	J.P. MORGAN SPECIALTY FUNDS

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.”

Derivatives Risk. Derivatives, including forward currency contracts, futures options, structured notes and swaps, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Due to the Fund’s concentration in the natural resources sector, events that affect natural resources industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, weather, embargoes, tariffs, regulatory developments, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. MLPs are subject to “commodity risks” as well as the risks associated with the specific industry or industries in which the partnership invests. In addition, the managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner

FEBRUARY 28, 2013	3

JPMorgan Global Natural Resources Fund (continued)

to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements.

Credit Risk. Certain investments are subject to the risk that the issuer or a counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Investment Company and Pooled Investment Vehicle Risks. The Fund may invest in shares of other investment companies, including ETFs, and pooled investment vehicles, including ETCs, which are investment vehicles that track the performance of a commodity or an underlying commodity index. Many ETCs implement a futures trading strategy in lieu of actually owning physical commodities and may therefore produce different results than they would through ownership of the commodity.

Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the investment company or pooled investment vehicle. ETFs and other investment companies or pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in commodities. The price and movement of an ETF or ETC may not track the underlying index and may result in a loss. In addition, ETFs and ETCs may trade at a price below their net asset value (also known as a discount). Certain pooled investment vehicles (including ETCs) do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs or pooled investment vehicles and such shares may be highly illiquid. In addition, to the extent that the Fund gains exposure to an asset through synthetic replication by investing in derivatives, including commodity-linked investments (including ETCs), rather than directly in the asset, it will not have a claim on the underlying asset and will be subject to enhanced counterparty risk.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Fund’s performance and share price.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Select Class Shares has varied from year to year for the past two calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Morgan Stanley Capital International (MSCI) World Index (net of foreign withholding taxes), the HSBC Gold, Mining and Energy Index (net of foreign withholding taxes) and the Lipper Global Natural Resources Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indices, the Lipper index includes the expenses of the mutual funds included in the index. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

Best Quarter	3rd quarter, 2012	10.72%
Worst Quarter	3rd quarter, 2011	–26.20%

4	J.P. MORGAN SPECIALTY FUNDS

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Life of Fund Since 11/30/10
SELECT CLASS SHARES
Return Before Taxes	(6.60)%	(11.70)%
Return After Taxes on Distributions	(6.94)	(11.89)
Return After Taxes on Distributions and Sale of Fund Shares	(4.02)	(9.87)
CLASS A SHARES
Return Before Taxes	(11.70)	(14.15)
CLASS C SHARES Return Before Taxes	(8.26)	(12.35)
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	15.83	8.03
HSBC GOLD, MINING AND ENERGY INDEX
(Net of Foreign Withholding Taxes)
(Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	0.13	(3.58)
LIPPER GLOBAL NATURAL RESOURCES FUNDS INDEX
(Reflects No Deduction for Taxes)	2.39	(3.11)

After-tax returns are shown for only the Select Class Shares, and after-tax return for these other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Neil Gregson	2010	Managing Director

Purchase and Sale of Fund Shares

Purchase minimums

For Class A and Class C Shares
To establish an account	$1,000
To add to an account	$25
For Select Class Shares
To establish an account	$1,000,000
To add to an account	No minimum levels

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Ser- vices at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FEBRUARY 28, 2013	5

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity and equity-like securities as described in its Risk/ Return Summary. These equity and equity-like securities may include:

•	common stock

•	preferred stock

•	convertible securities

•	trust or partnership interests, including MLPs

The main investment strategies for the Fund may also include the following which may be equity securities:

•	warrants and rights to buy common stock

•	derivatives, including futures contracts, options, forwards, structured notes and swaps

•	other investment companies

•

exchange-traded funds (ETFs) which are pooled invest- ment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

•	closed-end investment companies

•

commodities or commodity-related securities, including commodity pools, grantor trusts, ETCs or other pooled investment vehicles designed to produce returns that relate to movements of commodities prices or indices

•

commodity pools are pooled investment vehicles that trade in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission. Shares of commodity-related grantor trusts represent an undivided beneficial interest in the trust’s assets such as silver, gold, or some other commodity

•	foreign securities, which may be in the form of depositary receipts or depositary shares

The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

Although not main strategies, the Fund may also utilize the following which may be equity securities:

•	affiliated money market funds
•	securities denominated in U.S. dollars, major reserve curren- cies, and currencies of other countries in which the Fund may invest

•	sovereign debt

•	corporate debt

•	private placements, restricted securities and other unregis- tered securities

Derivatives may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, forwards and other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain. The Fund may use futures contracts, options, forwards, structured notes and swaps to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

The Fund may utilize these investment strategies to a greater or lesser degree.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy above.

The Fund will invest at least 25% of its total assets under normal circumstances in securities of companies in the natural resources group of industries.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

6	J.P. MORGAN SPECIALTY FUNDS

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risks. To the extent that the Fund invests in foreign securities (including depositary receipts and depositary securities), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and some times substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counter-party risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

The Fund may also use derivatives, including futures and swaps, to implement short positions. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the price of the instrument or market which the Fund has taken a short position on increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to a counterparty. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment, as there is no cap on maximum losses.

FEBRUARY 28, 2013	7

More About the Fund (continued)

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Smaller Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Commodities Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sectors can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, tax and other government regulations, and policies of the Organizations of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that the Fund’s use of leverage will be successful. When a fund concentrates in a particular industry or group of industries, events impacting that sector will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. In addition, certain commodity sub-sectors are subject to greater governmental regulation than are other industries, therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

MLP Risk. The Fund may invest in MLPs that primarily derive their income from, among other industries, the mining, production, transportation or processing of minerals or natural resources, although they may also finance entertainment, research and development, real estate and other projects. Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. In addition, MLPs may have limited financial resources, their securities may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. MLPs are subject to “Commodities Risk” in general as well as the risks associated with the specific industry or industries in which the partnership invests. The value of an investment in an MLP may be directly affected by the prices of natural resources commodity prices. The volatility of, and interrelationships between, commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. An investment in an MLP may be adversely affected by market perceptions that the performance and distributions of MLPs are directly tied to commodity prices. In addition, the managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements.

Credit Risk. The Fund’s investments are subject to the risk that an issuer or the counterparty will fail to make payments when due or default completely on securities or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

8	J.P. MORGAN SPECIALTY FUNDS

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Pooled Investment Vehicle Risk. The Fund does not have the rights normally associated with ownership of other types of shares when it invests in pooled investment vehicles holding commodities or commodity futures, including commodity pools, ETCs and those structured as limited partnerships or grantor trusts holding commodities. For example, the owners of these commodity-related grantor trusts, ETCs or limited partnerships do not have the right to elect directors, receive dividends or take other actions normally associated with the ownership of shares of a corporation. Holders of a certain percentage of shares in an ETC or a grantor trust may have the right to terminate the trust or exercise other rights which would not be available to the Fund as a small investor.

Pooled investment vehicles are not registered investment companies, and many are not commodity pools, and therefore, do not have the protections available to those types of investments under federal securities or commodities laws. For example, unlike with registered investment companies, these vehicles are not subject to federal securities laws that limit transactions with affiliates, require redemption of shares, or limit sales charges. Although shares of these vehicles may be traded on an exchange, there may be no active market for such shares and such shares may be highly illiquid. In addition, to the extent that a fund gains exposure to an asset through synthetic replication by investing in derivatives, including commodity-linked investments (including ETCs), rather than directly in the asset, it will not have a claim on the underlying asset and will be subject to enhanced counterparty risk.

These vehicles are subject to the risks associated with direct investments in commodities including the risks described under “Pooled Investment Vehicle Risk” and “Commodities Risk”. The market price of shares of these vehicles will be as unpredictable as the price of the underlying commodity. In addition, the value of the shares will be adversely affected if the assets owned by the trust are lost, damaged or of inferior quality. In order to pay trust fees and expenses, the commodities represented by shares of a grantor trust will decrease over the life of the trust due to sales of the underlying commodities necessary to pay such expenses. Without increases in the price of the underlying commodity sufficient to compensate for that decrease, the price of the investment will decline and the Fund will lose money on its investment in the grantor trust.

Commodity-related grantor trusts are passive investment vehicles. This means that the value of the investment in a grantor trust may be adversely affected by trust losses that, if the trust had been actively managed, it might have been possible to avoid. The Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code may limit its ability to make investments in grantor trusts, pooled investment vehicles or limited partnerships that invest in commodities or commodity futures.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Additional Risks

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both debt and equity securities.

FEBRUARY 28, 2013	9

More About the Fund (continued)

The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of investments generally increases. Your investment will decline in value if the value of the investment decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary”, the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

10	J.P. MORGAN SPECIALTY FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 10/31/12, JPMIM was paid management fees (net of waivers) of 0.29% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Manager

The management team is led by Neil Gregson, Managing Director, who is a portfolio manager in the Global Equities Team based in London, and who has been with JPMIM and its affiliates since 2010. Prior to joining JPMIM, Mr. Gregson was a Senior Portfolio Manager and the head of the Long-Only Business at CQS Asset Management Limited from November 2009 through September 2010 and a Managing Director and the head of Emerging Market and Resource Equities at Credit Suisse Asset Management from November 2003 through June 2009. He is assisted by a team that provides research and analytical support. He is a qualified mining engineer and holds a BSc in Mining Engineering from Nottingham University.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of up to 0.25% of the average daily net assets of the Class A Class C and Select Class Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of its annual fee to such Financial Intermediaries for performing shareholder and administrative services.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries

FEBRUARY 28, 2013	11

The Fund’s Management and Administration (continued)

that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders.

JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

12	J.P. MORGAN SPECIALTY FUNDS

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy shares?

You may purchase Fund shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase & Co. (JPMorgan Chase), that have entered into agreements with JPMorgan Distribution Services, Inc. (JPMDS) as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class A and Class C Shares may be purchased by the general public.

Select Class Shares may be purchased directly from the Fund through JPMDS by institutional investors such as corporations, pension and profit sharing plans and foundations that meet the minimum investment requirement for purchases of Select Class Shares — See “How do I open an account?”

Select Class Shares may also be purchased through your Financial Intermediary or any other organization, including affiliates of JPMorgan Chase authorized to act in a fiduciary, advisory, custodial or agency capacity for its clients or customers. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Fund, including investment minimum requirements, which may be the same or differ from the requirements for investors purchasing directly from the Fund.

Select Class Shares may also be purchased directly from the Fund by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents and any dependent of the person, as defined in Section 152 of the Internal Revenue Code) of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

For further information on investment minimums or eligibility, please call 1-800-480-4111.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial

Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. Please see “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,
4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

What kind of shares can I buy?

This prospectus offers Class A, Class C and Select Class Shares. Class A and Class C Shares are available to the general public. Select Class Shares are available to those investors meeting the Fund’s minimum and eligibility requirements.

Each share class has different sales charges and/or expenses. When deciding what class of shares to buy, you should consider the amount of your investment, the length of time you intend to hold the shares, the sales charges and expenses applicable to each class of shares and whether you qualify for any sales charge discounts. Sales charges are discussed in the section of this prospectus entitled “Sales Charges.”

Class A Shares

You may pay a sales charge at the time of purchase.

Sales charges are reduced on investments of $50,000 or more and the amount of the reduction increases as your level of investment increases. Please see “Sales Charges.”

You can utilize the Right of Accumulation or a Letter of Intent to achieve reduced sales charges more quickly.

Generally, there is no contingent deferred sales charge (CDSC) except for purchases of $1 million or more, which are not subject to an upfront sales charge. Please see “Sales Charges.”

14	J.P. MORGAN SPECIALTY FUNDS

Class A Shares have lower annual expenses than Class C Shares as a result of lower ongoing Rule 12b-1 fees.

There is no maximum investment amount for Class A Shares.

Class C Shares

You will not pay a sales charge at the time of purchase.

A CDSC will apply on shares sold within one year of purchase measured from the first day of the month in which the shares were purchased. The CDSC may be waived for certain redemptions.

Class C Shares have higher Rule 12b-1 fees than Class A Shares. Class C Shares are not converted to Class A Shares. That means you keep paying the higher Rule 12b-1 fees as long as you hold Class C Shares. Over the long term, these fees can add up to higher total fees than the fees of Class A Shares.

There is no maximum investment amount for Class C Shares.

Select Class Shares

Select Class Shares do not have any sales charges or Rule 12b-1 fees. You must meet the minimum investment and eligibility requirements to purchase Select Class Shares.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

Which class of shares is best?

Your decision about which class of shares to buy depends on a number of factors, including the number of shares you are buying and how long you intend to hold your shares. Class A Shares may be a good choice if you qualify to have the sales charge reduced or eliminated.

Class C Shares may be best if you prefer not to pay an initial sales charge and you are unsure how long you intend to hold your investment.

If you are eligible to purchase Select Class Shares, they would generally be the best choice, because they offer the lowest expenses of the share classes offered in this prospectus.

You should also consider the Rule 12b-1 fees, which are lower for Class A Shares than the other share classes (except for the Select Class Shares which have no Rule 12b-1 fees). These fees appear in the table called Annual Fund Operating Expenses.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

How do I open an account?

Read the prospectus carefully, select the share class most appropriate for you and decide how much you want to invest.

Class A and Class C Shares are subject to a $1,000 minimum investment requirement. You are required to maintain a minimum account balance equal to the minimum initial investment. A Financial Intermediary may impose different investment minimums. Subsequent investments must be at least $25.

Select Class Shares are subject to a $1,000,000 minimum investment requirement. An investor can combine purchases of Select Class Shares of other J.P. Morgan Funds in order to meet the minimum. A Financial Intermediary may impose different investment minimums. There are no minimum levels for subsequent purchases.

Select Class shareholders who hold their shares as a result of the reorganization of certain J.P. Morgan Funds in September 2001 may purchase Select Class Shares without regard to this minimum.

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open Select Class Shares accounts subject to a $1,000 minimum investment requirement, provided such accounts are opened directly with the Funds and not through a Financial Intermediary. Please call 1-800-480-4111 for more information. All other new accounts for officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds or JPMorgan Chase or its subsidiaries and affiliates will be opened as Class A Shares accounts, which have higher expenses than Select Class Shares.

Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)), as well as for certain fee-based programs. The Fund reserves the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.

For accounts sold through Financial Intermediaries, it is the primary responsibility of the Financial Intermediary to ensure compliance with investment minimums.

With respect to Select Class Shares for certain investors and Class A and Class C Shares a lower minimum may be available under the Systematic Investment Plan. See “Purchasing Fund Shares — In which shares can I automatically invest on a systematic basis?”

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual), and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received, plus any applicable sales charge.

16	J.P. MORGAN SPECIALTY FUNDS

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC. In addition, you will not be entitled to recoup any sales charges paid to the Fund in connection with your purchase of Fund shares.

Send the completed Account Application and a check to:

J. P. Morgan Funds Services

P. O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. Please see “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

Orders by wire may be cancelled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. E.T. on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-A)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: JOHN SMITH & MARY SMITH, JTWROS)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J. P. Morgan Funds Services

P. O. Box 8528

Boston, MA 02266-8528

In which shares can I automatically invest on a systematic basis?

You may purchase additional Class A and Class C Shares by making automatic periodic investments from your bank account through a Systematic Investment Plan. You may choose to make an initial investment of an amount less than the required minimum of $1,000 as long as your initial investment is at least $100 and you agree to make regular monthly investments of at least $100.

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

Officers, directors, trustees, retirees and employees, and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates (“Eligible Investors”) may participate in automatic investments of Select Class Shares of the Fund from their bank account through a Systematic Investment Plan. An Eligible Investor may choose to make an initial investment of an amount less than the required minimum of $1,000 of Select Class Shares as long as his or her initial investment is at least $100 and he or she agrees to make regular monthly investments of at least $100.

To establish a Systematic Investment Plan:

•	Select the “Systematic Investment Plan” option on the Account Application.

•	Provide the necessary information about the bank account from which your investments will be made.

The Fund currently does not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.

You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:

J. P. Morgan Funds Services

P. O. Box 8528

Boston, MA 02266-8528

SALES CHARGES

The Distributor compensates Financial Intermediaries who sell Class A and Class C Shares of the Fund. Compensation comes from sales charges, Rule 12b-1 fees and payments by the Distributor or affiliates of the Distributor from its or their own resources.

The tables below shows the sales charges for Class A and Class C Shares and the percentage of your investment that is paid as a commission to a Financial Intermediary. Select Class Shares have no such sales charges. Payments made by the Distributor or its affiliates from its or their own resources are discussed in more detail in “The Fund’s Management and Administration.”

To obtain free information regarding sales charges and the reduction and elimination or waiver of sales charges on Class A and Class C Shares of the Fund, visit www.jpmorganfunds.com and ‘click’ on the hyperlinks or call 1-800-480-4111. You may also contact your Financial Intermediary about the reduction, elimination or waiver of sales charges.

Class A Shares

The public offering price of Class A Shares of the Fund is the NAV per share plus the applicable sales charge, unless you qualify for a waiver of the sales charge. The Fund receives the NAV. The sales charge is allocated between your Financial

Intermediary and the Distributor as shown in the table below, except if the Distributor, in its discretion, re-allows the entire amount to your Financial Intermediary. In those instances in which the entire amount is re-allowed, such Financial Intermediaries may be deemed to be underwriters under the Securities Act of 1933.

The table below shows the amount of sales charge you would pay at different levels of investment and the commissions paid to Financial Intermediaries at each level of investment. The differences in sales charges shown in the table below are sometimes referred to as “breakpoints.”

TOTAL SALES CHARGE FOR FUND[1]
Amount of Purchases	Sales Charge as a % of the Offering Price	Sales Charge as a % of Your Investment	Commission as a % of Offering Price
Less than $50,000	5.25	5.54	4.75
$50,000-$99,999	4.50	4.71	4.05
$100,000-$249,999	3.50	3.63	3.05
$250,000-$499,999	2.50	2.56	2.05
$500,000-$999,999	2.00	2.04	1.60
$1,000,000 or more*	NONE	NONE	**

1	The actual sales charge you pay may differ slightly from the rates disclosed above due to rounding calculations.

*	There is no front-end sales charge for investments of $1 million or more in a Fund.

**	If you purchase $1 million or more of Class A Shares of the J.P. Morgan Funds and are not assessed a sales charge at the time of purchase, you will be charged the equivalent of 1% of the purchase price if you redeem any or all of the Class A Shares of the Fund during the first 12 months after purchase and 0.50% of the purchase price if you redeem any or all of the Class A Shares of any Fund between 12 and 18 months after purchase. Such charges apply to exchanges into money market funds. If you exchange your Class A Shares for Class A Shares of a non-money market fund, you will not be charged at the time of the exchange but (1) your new Class A Shares will be subject to the charges specified above applicable to any of those Funds from which you exchanged, and (2) the current holding period for your exchanged Class A Shares will carry over to your new shares. The Distributor may make a payment to Financial Intermediaries for your cumulative investments of $1 million or more of Class A Shares. These commissions are paid at the rate of up to 1.00% of gross sales of $1 million or more. The Distributor may withhold these payments with respect to short-term investments. See the Statement of Additional Information for more details.

Reducing Your Class A Sales Charges

The Fund permits you to reduce the initial sales charge you pay on Class A Shares by using the Right of Accumulation or a Letter of Intent. Each of these methods for reducing the initial sales charge on Class A Shares is described below. In taking advantage of these methods for reducing the initial sales charge you will pay, you may link purchases of shares of all of

18	J.P. MORGAN SPECIALTY FUNDS

the J.P. Morgan Funds in which you invest (as described below) even if such J.P. Morgan Funds are held in accounts with different Financial Intermediaries, as well as purchases of shares of all J.P. Morgan Funds to be held in accounts owned by your spouse or domestic partner and children under the age of 21 who share your residential address. It is your responsibility when investing to inform your Financial Intermediary or the J. P. Morgan Funds that you would like to have one or more J. P. Morgan Funds linked together for purposes of reducing the initial sales charge.

Right of Accumulation: You may qualify for a reduction in the initial sales charge for future purchases of Class A Shares based on the market value as of the last calculated NAV (the close of business on the business day prior to your investment) of your Class A, Class B and Class C Share holdings from prior purchases through the Right of Accumulation. To calculate the sales charge applicable to your net purchase of Class A Shares, you may aggregate your investment with the value of any Class A, Class B or Class C Shares of a J.P. Morgan Fund held in:

1.	Your account(s);

2.	Account(s) of your spouse or domestic partner;

3.	Account(s) of children under the age of 21 who share your residential address;

4.	Trust accounts established by any of the individuals in items (1) through (3) above. If the person(s) who established the trust is deceased, the trust account may be aggregated with the account(s) of the primary beneficiary of the trust;

5.	Solely controlled business accounts; and

6.	Single-participant retirement plans of any of the individuals in items (1) through (3) above.

In order to obtain any breakpoint reduction in the initial sales charge, you must, before purchasing Class A Shares, inform your Financial Intermediary or the J.P. Morgan Funds if you have any of the above types of accounts that can be aggregated with your current investment in Class A Shares to reduce the applicable sales charge. In order to verify your eligibility for a reduced sales charge, you may be required to provide appropriate documentation, such as an account statement or the social security or tax identification number on an account, so that the J.P. Morgan Funds may verify (1) the number of shares of the J.P. Morgan Funds held in your account(s) with the J.P. Morgan Funds, (2) the number of shares of the J.P. Morgan Funds held in your account(s) with a Financial Intermediary, and (3) the number of shares of the J.P. Morgan Funds held in an account with a Financial Intermediary owned by your spouse or domestic partner and by children under the age of 21 who share your residential address.

Letter of Intent: In order to immediately reduce your Class A sales charge, you may sign a Letter of Intent stating your intention to buy a specified amount of Class A and/or Class C Shares of one or more J.P. Morgan Funds. You may then combine purchases of Class A Shares of one or more J.P. Morgan Funds you make over the next 13 months with any combined balances of Class A, Class B and Class C Shares held as of the date of the Letter of Intent and pay the same sales charge on the new Class A Shares that you would have paid if all shares were purchased at once. The 13-month Letter of Intent period commences on the day that the Letter of Intent is received by the Funds or your Financial Intermediary, and you must inform your Financial Intermediary or the Funds that you have a Letter of Intent each time you make an investment. Purchases submitted prior to the date the Letter of Intent is received by the Funds or your Financial Intermediary are considered only in determining the level of sales charge that will be paid pursuant to the Letter of Intent, but the Letter of Intent will not result in any reduction in the amount of any previously paid sales charge. A percentage of your investment will be held in escrow until the full amount covered by the Letter of Intent has been invested. If the terms of the Letter of Intent are not fulfilled by the end of the 13th month, you must pay the Distributor the difference between the sales charges applicable to the purchases at the time they were made and the reduced sales charges previously or the Distributor will liquidate sufficient escrowed shares to obtain the difference and/or adjust the shareholder’s account to reflect the correct number of shares that would be held after deduction of the sales charge. Calculations made to determine whether a Letter of Intent commitment has been fulfilled will be made on the basis of the amount invested prior to the deduction of any applicable sales charge.

Additional information regarding the reduction of Class A sales charges is available in the Fund’s Statement of Additional Information. To take advantage of the Right of Accumulation and/or a Letter of Intent, complete the appropriate section of your Account Application or contact your Financial Intermediary. To determine if you are eligible for these programs or to request a copy of the Statement of Additional Information, call 1-800-480-4111. These programs may be terminated or amended at any time.

Waiver of the Class A Sales Charge

No sales charge is imposed on Class A Shares of the Fund if the shares were:

1.	Bought with the reinvestment of dividends and capital gains distributions.

2.	Acquired in exchange for shares of another J.P. Morgan Fund if a comparable sales charge has been paid for the exchanged shares.

FEBRUARY 28, 2013	19

How to Do Business with the Fund (continued)

3.	Bought by officers, directors, trustees, retirees and employees, and their immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the person, as defined in Section 152 of the Internal Revenue Code), of:

•	J.P. Morgan Funds.

•	JPMorgan Chase and its subsidiaries and affiliates.

Former employees and their immediate family members can make subsequent purchases in accounts established during the employee’s employment. Officers, directors, trustees, retirees and employees and their immediate family members, of J.P. Morgan Funds and JPMorgan Chase and its subsidiaries and affiliates may open new Select Class Shares accounts subject to a $1,000 minimum investment requirement provided such accounts are opened directly with the Fund and not through a Financial Intermediary. Select Class Shares have lower expenses than Class A Shares. Please call 1-800-480-4111 for more information concerning all of the Fund’s other share classes.

4.	Bought by employees of:

•	Boston Financial Data Services, Inc. and its subsidiaries and affiliates.

•

Financial Intermediaries or financial institutions that have entered into dealer agreements with the Funds or the Distributor and their subsidiaries and affiliates (or otherwise have an arrangement with a Financial Intermediary or financial institution with respect to sales of Fund shares). This waiver includes the employees’ immediate family members (i.e., spouses, domestic partners, children, grandchildren, parents, grandparents, and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code).

5.	Bought by:

•

Affiliates of JPMorgan Chase and certain accounts (other than IRA accounts) for which a Financial Intermediary acts in a fiduciary, advisory, agency or custodial capacity or accounts which participate in select affinity programs with JPMorgan Chase and its affiliates and subsidiaries.

•

Certain retirement and deferred compensation plans, and trusts used to fund those plans, including, but not limited to, those plans qualified under Sections 401(k), 403(b) or 457 of the Internal Revenue Code and “rabbi trusts.”

•

Financial Intermediaries who have a dealer arrangement with the Distributor, who place trades for their own accounts or for the accounts of their clients and who charge a management, asset allocation, consulting or other fee for their services, or clients of such Financial

Intermediaries who place trades for their own accounts if the accounts are linked to the master account of such Financial Intermediary.

•	Tuition programs that qualify under Section 529 of the Internal Revenue Code.

•

A bank, trust company or thrift institution which is acting as a fiduciary exercising investment discretion, provided that appropriate notification of such fiduciary relationship is reported at the time of the investment to the Fund or the Fund’s Distributor.

•	Employer-sponsored health savings accounts established pursuant to Section 223 of the Internal Revenue Code.

6.	Bought with proceeds from the sale of Select Class Shares of a J.P. Morgan Fund or acquired in an exchange of Select Class Shares of a J.P. Morgan Fund for Class A Shares of the same Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

7.	Bought with proceeds from the sale of Class B Shares of a J. P. Morgan Fund, but only if you paid a CDSC in connection with such sale and only if the purchase is made within 90 days of such sale. For purposes of this reinvestment policy, automatic transactions (including, for example, automatic purchases, withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

8.	Bought with proceeds from the sale of Class A Shares of a J. P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. For purposes of this reinvestment policy, automatic transactions (for example, systematic purchases, systematic withdrawals, and payroll deductions) are not eligible. Appropriate documentation may be required.

9.	Bought when one Fund invests in another J.P. Morgan Fund.

10.	Bought in connection with plans of reorganizations of a J. P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a CDSC when you redeem the Fund shares you received in connection with the plan of reorganization.

11.

Purchased in certain Individual Retirement Accounts (IRAs), including, but not limited to, traditional IRAs, rollover IRAs, Roth IRAs or Educational IRAs. To qualify for the waiver, you or your spouse or domestic partner must have an IRA that was created through a rollover from a qualified retirement plan for which J.P. Morgan Retirement Plan

20	J.P. MORGAN SPECIALTY FUNDS

Services LLC had a contractual relationship to provide recordkeeping for the plan (an “RPS Rollover IRA”). J.P. Morgan Institutional Investments Inc. must be the broker of record for the IRA and the services of another Financial Intermediary cannot be utilized with respect to the IRA. In addition, the IRA assets must be invested in the Funds’ IRA option with State Street Bank & Trust Company serving as custodian. In order to obtain the waiver, you (or your spouse or domestic partner) must, before purchasing Class A Shares in your RPS Rollover IRA, inform J.P. Morgan Funds that the account qualifies for the waiver. Once the RPS Rollover IRA has been established, you or your spouse or domestic partner can establish additional IRAs with J.P. Morgan Funds and designate existing J.P. Morgan Funds IRA accounts so that they also qualify for the waiver. These additional IRA accounts must meet the broker of record and custodial requirements described above before they qualify for the waiver.

To take advantage of any of these Class A sales charge waivers, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

Class C Shares

Class C Shares are offered at NAV per share, without any up front sales charge. However, if you redeem Class C Shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:

Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None

The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares of the Fund.

How the Class C CDSC Is Calculated

The Fund assumes that all purchases made in a given month were made on the first day of the month.

For Class C Shares, the CDSC is based on the original cost of the shares. You should retain any records necessary to substantiate historical costs because the Distributor, the Fund, the transfer agent and your Financial Intermediary may not maintain such information.

No CDSC is imposed on share appreciation, nor is a CDSC imposed on shares acquired through reinvestment of dividends or capital gains distributions.

To keep your CDSC as low as possible, the Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.

If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares received in the reorganization.

Waiver of the Class C CDSC

No CDSC is imposed on redemptions of Class C Shares of the Fund:

1.	If you withdraw no more than a specified percentage (as indicated in “Redeeming Fund Shares — Can I redeem on a systematic basis?”) of the current balance of the Fund each month or quarter. Withdrawals made as part of a required minimum distribution also are included in calculating amounts eligible for this waiver. You need to participate in a monthly or quarterly Systematic Withdrawal Plan to take advantage of this waiver. For information on the Systematic Withdrawal Plan, please see “Redeeming Fund Shares — Can I redeem on a systematic basis?”

2.	Redemptions made due to the death of a shareholder or made within one year of initial qualification for Social Security disability payments. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

3.	If you are a participant in or beneficiary of certain retirement plans and you die or become disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). With respect to a shareholder’s disability, the redemption must be made within one year of such death or disability. This waiver is only available for accounts open prior to the shareholder’s death or disability. In order to qualify for this waiver, the Distributor must be notified of such death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.

4.

That represent a required minimum distribution from your IRA account or other qualifying retirement plan, but only if you are at least age 70 1/2. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your minimum required distribution that qualifies for the waiver.

5.	That represent a distribution from a qualified retirement plan by reason of the participant’s retirement.

FEBRUARY 28, 2013	21

How to Do Business with the Fund (continued)

6.	That are involuntary and result from a failure to maintain the required minimum balance in an account.

7.	Exchanged in connection with plans of reorganization of a J.P. Morgan Fund, such as mergers, asset acquisitions and exchange offers to which a Fund is a party. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the plan of reorganization.

8.	Exchanged for Class C Shares of other J.P. Morgan Funds. However, you may pay a sales charge when you redeem the Fund shares you received in the exchange. Please read “Exchanging Fund Shares — Do I pay a sales charge on an exchange?”

9.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.

Waiver Applicable Only to Class C Shares

No CDSC is imposed on Class C Share redemptions of the Fund if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund. The purchase must be made within 90 days of the first sale or distribution. Appropriate documentation may be required.

To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.

RULE 12b-1 FEES

The Fund has adopted a Distribution Plan under Rule 12b-1 for Class A and Class C Shares that allows it to pay distribution fees for the sale and distribution of these shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

The Rule 12b-1 fees vary by share class as follows:

1.	Class A Shares pay an annual Rule 12b-1 fee of 0.25% of the average daily net assets of the Fund attributable to Class A Shares.

2.	Class C Shares pay an annual Rule 12b-1 fee of 0.75% of the average daily net assets of the Fund attributable to such class. This will cause expenses for Class C Shares to be higher and dividends to be lower than for Class A Shares.

Rule 12b-1 fees, together with the CDSC, help the Distributor sell Class C Shares without an up front sales charge by defraying the costs of advancing brokerage commissions and other expenses paid to Financial Intermediaries.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for classes with Rule 12b-1 fees. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Class A Shares of the Fund may be exchanged for Class A Shares of another J.P. Morgan Fund or for another class of the same Fund. Class A Shares of the Fund may be exchanged for Morgan Shares of a J.P. Morgan money market fund.

Class C Shares of the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund and JPMorgan Limited Duration Bond Fund (collectively, the Short Term Bond Funds) may be exchanged for Class C Shares of another J.P. Morgan Fund, including Class C Shares of any of the Short Term Bond Funds.

Class C Shares of any other J.P. Morgan Fund may be exchanged for Class C Shares of another J.P. Morgan Fund, other than for Class C Shares of the Short Term Bond Funds.

Class C Shares of any J.P. Morgan Fund (except any of the J.P. Morgan money market funds) may also be exchanged for Select Class or Institutional Class Shares of the same Fund provided you meet the eligibility requirements for the class you are exchanging into. In addition, the Class C Shares that you wish to exchange must not currently be subject to any CDSC.

22	J.P. MORGAN SPECIALTY FUNDS

For Class A and Class C Shares only, you can set up a systematic exchange program to automatically exchange shares on a regular basis. This is a free service. However, you cannot have simultaneous plans for the systematic investment or exchange and the systematic withdrawal or exchange for the same Fund. Call 1-800-480-4111 for complete instructions.

Select Class Shares of the Fund may be exchanged for Select Class Shares of another J.P. Morgan Fund or for any other class of the same Fund.

All exchanges are subject to meeting any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Do I pay a sales charge on an exchange?

Generally, you will not pay a sales charge on an exchange except as specified in “Sales Charges — Class A Shares” and below.

If you exchange Class C Shares of the Fund for Class C Shares, of another Fund, you will not pay a sales charge at the time of the exchange, however:

1.	Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged except for Class C Shares of the Short Term Bond Funds. If you exchange Class C Shares of the Short Term Bond Funds, your new Class C Shares will be subject to the CDSC of the Fund into which you exchanged.

2.	The current holding period for your exchanged Class C Shares, other than exchanged Class C Shares of the Short Term Bond Funds, is carried over to your new shares.
3.	If you exchange Class C Shares of one of the Short Term Bond Funds, a new CDSC period applicable to the Fund into which you exchanged will begin on the date of the exchange.

There are no sales charges applicable for Select Class Shares.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes.

You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in the proper form. The Fund may refuse to honor incomplete redemption orders.

FEBRUARY 28, 2013	23

How to Do Business with the Fund (continued)

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J. P. Morgan Funds Services

P. O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can redeem your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order, minus the amount of any applicable CDSC.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice.

You may write to:

J. P. Morgan Funds Services

P. O. Box 8528

Boston, MA 02266-8528

Can I redeem on a systematic basis?

1.	Yes, for Class A and Class C Shares only.

•	Select the “Systematic Withdrawal Plan” option on the Account Application.

•	Specify the amount you wish to receive and the frequency of the payments.

•	You may designate a person other than yourself as the payee.

•	There is no fee for this service.

2.	If you select this option, please keep in mind that:

•

It may not be in your best interest to buy additional Class A Shares while participating in a Systematic Withdrawal Plan. This is because Class A Shares have an up-front sales charge. If you own Class C Shares, you or your designated payee may receive monthly, quarterly or annual systematic payments. The applicable Class C CDSC will be deducted from those payments unless such payments are made:

•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in the Fund each month; or

•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in the Fund each quarter.

24	J.P. MORGAN SPECIALTY FUNDS

3.	The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic withdrawals exceeding the specified limits above, please see the Fund’s Statement of Additional Information. New annual systematic withdrawals are not eligible for a waiver of the Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share of the applicable class.

4.	If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Withdrawal Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.

5.	You cannot have both a Systematic Investment Plan and a Systematic Withdrawal Plan for the same Fund.

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

Due to the relatively high cost of maintaining small accounts, if your account value falls below the required minimum balance, the Fund reserves the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within one year of the establishment of the account.

1.	To collect the $10 sub-minimum account fee, the Fund will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.

2.	If your account falls below the minimum required balance and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please read “Purchasing Fund Shares — How do I open an account?”

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	25

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute net realized capital gain, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distribu- tions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

Distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held the shares.

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investments in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions. If more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of securities issued by foreign governments or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders any foreign taxes that it paid. Shareholders would be required to include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder. Such taxes paid and the underlying income would be treated as gross income from foreign sources. However, this “pass through” treatment generally does not benefit retirement plans or other entities that qualify for tax-exempt treatment. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

26	J.P. MORGAN SPECIALTY FUNDS

The Fund’s investment in certain debt obligations, derivative instruments and so called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to do so.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which the Fund can invest in MLPs, grantor trusts or pooled investment vehicles that invest in commodities or commodity futures is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement, except that, with respect to unfulfilled Letters of Intent, the Funds may process corrections up to 15 months after the date printed on

FEBRUARY 28, 2013	27

Shareholder Information (continued)

the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P.Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month.

Not later than 60 days after the end of each fiscal quarter, the Fund will make available upon request a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ web-site at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 represents of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

28	J.P. MORGAN SPECIALTY FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•    The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Commodities can act as a hedge against inflation and may be less correlated to changes in the securities market

•    Most bonds will rise in value when interest rates fall

•    Emerging markets can offer higher returns

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds

•    In addition to the securities described in the “What are the Fund’s main investment strategies?” section, securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3], exchange-traded commodities and investment company securities

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality short-term instruments

•    The Fund may use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

FEBRUARY 28, 2013	29

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting debt securities

•   The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls

•    Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers

	• Most bonds will rise in value when interest rates fall • Debt securities have generally outperformed money market instruments over the long term, with less risk than stocks	• The Fund seeks to limit risk and enhance performance through active management • The adviser monitor interest rate trends

Master Limited Partnerships (MLPs)

•   Holders of MLP units have limited control and voting rights, similar to those of a limited partner

•   An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns

•    MLPs may, for tax purposes, affect the character of the gain and loss realized by the Fund and affect the holding period of the Fund’s assets

•   MLPs can offer attractive returns

•    MLPs may offer more attractive yields or potential growth than comparable equity securities

•    MLPs offer attractive potential performance and opportunities for diversification

•   The Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company

•   The Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Management choices
• The Fund could underperform its benchmark due to its securities choices and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   Except as noted earlier in this prospectus, the Fund may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments

30	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risk

Exchange Traded Funds (ETFs)[1], and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, the fund may invest in both affiliated and unaffiliated money market funds without limit subject to the fund’s investment policies and restrictions and the conditions of the rule

Companies in the Natural Resources Sector

•   Natural resource companies are affected by numerous factors, including events occurring in nature, inflationary pressures, international politics, government actions and general economic conditions

•    There may be a disconnect in the correlation between the price movements of an asset- based security and the underlying natural resource

•    Asset-based securities are not always secured by a security interest in the underlying natural resource

•    Asset-based securities typically pay interest or dividends at below-market rates

• The scarcity of certain resources coupled with increasing demand or speculation can create attractive investment opportunities

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 28, 2013	31

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s income or gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    The use of derivatives to implement short positions involves the risk that there is no cap on maximum losses and gains are limited to the price of the derivative’s underlying reference security, asset or index at the time the short position is established

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•    The implementation of short positions may allow the Fund to generate positive returns in declining markets

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    The Fund may use derivatives in an effort to produce increased income or gains

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

32	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

FEBRUARY 28, 2013	33

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Fund commenced operations on November 30, 2010. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the total Annual operating expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Global Natural Resources Fund
Class A
Year Ended October 31, 2012	$13.57	$0.02	(f)	$(1.84)	$(1.82)	$(0.07)	$—
November 30, 2010 (e) through October 31, 2011	15.00	(0.02	)(f)	(1.41)	(1.43)	—	—	(g)

Class C
Year Ended October 31, 2012	13.51	(0.04	)(f)	(1.83)	(1.87)	(0.06)	—
November 30, 2010 (e) through October 31, 2011	15.00	(0.09	)(f)	(1.40)	(1.49)	—	—	(g)

Select Class
Year Ended October 31, 2012	13.60	0.05	(f)	(1.85)	(1.80)	(0.08)	—
November 30, 2010 (e) through October 31, 2011	15.00	0.02	(f)	(1.42)	(1.40)	—	—	(g)
(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Commencement of operations.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2012.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

34	J.P. MORGAN SPECIALTY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (excludes sales charge) (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits		Portfolio turnover rate* (b)

$11.68	(13.45)%	$4,519	1.30%		0.16%		1.88%		38%
13.57	(9.53)	3,377	1.29	(i)	(0.15	)(i)	2.00	(h)(i)	23

11.58	(13.88)	768	1.80		(0.36)		2.38		38
13.51	(9.93)	607	1.79	(i)	(0.63	)(i)	2.60	(h)(i)	23

11.72	(13.27)	41,778	1.05		0.43		1.62		38
13.60	(9.33)	43,081	1.05	(i)	0.12	(i)	1.83	(h)(i)	23

FEBRUARY 28, 2013	35

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co. 2013. All rights reserved. February 2013. PR-GNRACS-213

Prospectus

J.P. Morgan Specialty Funds

Class R2, Class R5 & Class R6 Shares

February 28, 2013

JPMorgan Global Natural Resources Fund

Class/Ticker: R2/JGNZX; R5/JGNRX; R6/JGRMX

The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Global Natural Resources Fund

Class/Ticker: R2/JGNZX; R5/JGNRX; R6/JGRMX

What is the goal of the Fund?

The Fund seeks to provide long-term capital appreciation.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5	Class R6
Management Fees	0.80%	0.80%	0.80%
Distribution (Rule 12b-1) Fees	0.50	NONE	NONE
Other Expenses	0.82	0.63	0.57
Shareholder Service Fees	0.25	0.05	NONE
Remainder of Other Expenses	0.57	0.58	0.57
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.13	1.44	1.38
Fee Waivers and Expense Reimbursements[1]	(0.57)	(0.58)	(0.57)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement[1]	1.56	0.86	0.81

1	The Fund’s adviser, administrator and the distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2, Class R5 and Class R6 Shares (excluding Acquired Fund Fees and Expenses, dividend expenses relating to short sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.55%, 0.85% and 0.80%, respectively, of their average daily net assets. This contract cannot be terminated prior to 3/1/14, at which time the Service Providers will determine whether or not to renew or revise it.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 2/28/14 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	159	612	1,092	2,417
CLASS R5 SHARES ($)	88	398	732	1,674
CLASS R6 SHARES ($)	83	381	701	1,608

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.

FEBRUARY 28, 2013	1

JPMorgan Global Natural Resources Fund (continued)

What are the Fund’s main investment strategies?

The Fund will, under normal market conditions, invest at least 80% of its Assets in equity and equity-like securities of companies in the natural resources sector. “Assets” means net assets, plus the amount of borrowings for investment purposes.

The natural resources sector includes companies directly or indirectly primarily engaged in the exploration for, extraction of, development, refinement, production or marketing of natural resources and companies that are primarily engaged in providing related goods or services, as determined by the adviser. The adviser may deem a company to be primarily engaged in, or to provide a related good or service to, a business activity or activities if: (i) at least 50% of its assets, income, sales, or profits are committed to, derived from, or related to the designated business activity or activities; or (ii) a third party has given the company an industry or sector classification consistent with the designated business activity or activities. The Fund may invest in securities of issuers located anywhere in the world and may invest any amount of its assets in emerging markets. Under normal circumstances, the Fund intends to invest at least 40% of its total assets in countries other than the United States.

Within the natural resources sector, the Fund anticipates that it will generally invest a significant portion of its assets in the gold & precious metals, base metals and energy sub-sectors. The Fund may also invest in other sub-sectors, including, but not limited to, forestry products, diamonds and soft commodities (commodities that are grown, rather than mined).

The Fund is not constrained by capitalization limits. At times, the Fund may invest a significant portion of its assets in medium and smaller capitalization companies, where the adviser believes that such companies can present significant opportunities for investment returns.

The equity and equity-like securities of companies in the natural resources sector in which the Fund may invest include common stocks, preferred stocks, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), American Depositary Shares (ADSs), Other Depositary Receipts, convertible securities, warrants and rights, master limited partnerships (MLPs) and shares of investment companies, including exchange-traded funds (ETFs).

The Fund may also invest up to 20% of its Assets in equity or debt securities of any type of foreign or U.S. issuer or commodity-related securities, including pooled investment vehicles, such as grantor trusts, exchange-traded commodities (ETCs) or commodity pools or other instruments designed to produce returns relating to movements in prices of certain commodities or indices. Commodities are assets that have tangible properties, such as oil, metals and agricultural products.

The Fund may utilize derivatives, such as currency forwards, where practical, for the purpose of risk management. Derivatives are instruments that have a value based on another instrument, exchange rate or index. The Fund may use futures contracts, options, forwards, structured notes and swaps to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

The Fund is non-diversified.

Investment Process: In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

The Fund’s portfolio will be constructed predominantly through fundamental research and bottom-up stock selection. In analyzing companies in the natural resource sector, the adviser examines a host of factors which may include the quality, experience, character and reputation of management, the technical aspects of the company’s project(s), financing, ability/ plausibility of delivering the underlying product to the market and valuation.

Allocation across the sub-sectors will vary according to which sector the adviser believes offers the greatest potential for investment returns, based on the adviser’s view of the current economic cycle. The allocation between sub-sectors can deviate substantially. There are no maximum or minimum limits as to the Fund’s investment in each sub-sector. The size of individual holdings will be determined by the adviser based on valuations, potential for returns, liquidity, perceived stock specific risk as well as diversification considerations. In an effort to manage risk, generally, the adviser will attempt to invest across various sub-sectors, regions, companies and market capitalizations.

The Fund will generally sell securities if the adviser believes the issuer of such securities no longer meets certain investment criteria, if certain political and economic events occur or if it believes that more attractive opportunities are available.

The Fund’s Main Investment Risks

The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular securities or markets are not met.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.

2	J.P. MORGAN SPECIALTY FUNDS

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

Geographic Focus Risk. The Fund may focus its investments in a region or small group of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.

Foreign Securities and Emerging Market Risks. Investments in foreign issuers and foreign securities (including depositary receipts) are subject to additional risks, including political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. These risks are magnified in “emerging markets.”

Derivatives Risk. Derivatives, including forward currency contracts, futures options, structured notes and swaps, may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Many derivatives create leverage thereby causing the Fund to be more volatile than it would be if it had not used derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

Natural Resources Risk. Equity and equity-like securities of natural resources companies and associated businesses may be negatively impacted by variations, often rapid, in the commodities markets, the supply of and demand for specific products and services, the supply of and demand for oil and gas, the price of oil and gas, exploration and production spending, government regulation, economic conditions, events relating to international political developments, environmental incidents, energy conservation and the success of exploration projects. Therefore, the securities of companies in the natural resources sector may experience more price volatility than securities of companies in other industries. Due to the Fund’s concentration in the natural resources sector, events that affect natural resources industries will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. In addition, certain natural resources sub-sectors are subject to greater governmental regulation than are other industries; therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

Smaller Cap Company Risk. Investments in securities of smaller companies may be riskier and more volatile and vulnerable to economic, market and industry changes than securities of larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Commodities Risk. Commodity trading is generally considered speculative because of the significant potential for investment loss. Among the factors that could affect the value of the Fund’s investments in commodities are cyclical economic conditions, weather, embargoes, tariffs, regulatory developments, sudden political events and adverse international monetary policies. Markets for commodities are likely to be volatile and there may be sharp price fluctuations even during periods when prices overall are rising.

FEBRUARY 28, 2013	3

JPMorgan Global Natural Resources Fund (continued)

MLP Risk. MLPs may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. MLPs are subject to “commodity risks” as well as the risks associated with the specific industry or industries in which the partnership invests. In addition, the managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements.

Credit Risk. Certain investments are subject to the risk that the issuer or a counterparty will fail to make payments when due or default completely. If an issuer’s financial condition worsens, the credit quality of the issuer may deteriorate making it difficult for the Fund to sell such investments.

Investment Company and Pooled Investment Vehicle Risks. The Fund may invest in shares of other investment companies, including ETFs, and pooled investment vehicles, including ETCs, which are investment vehicles that track the performance of a commodity or an underlying commodity index. Many ETCs implement a futures trading strategy in lieu of actually owning physical commodities and may therefore produce different results than they would through ownership of the commodity.

Shareholders bear both their proportionate share of the Fund’s expenses and similar expenses of the investment company or pooled investment vehicle. ETFs and other investment companies or pooled investment vehicles that invest in commodities are subject to the risks associated with direct investments in commodities. The price and movement of an ETF or ETC may not track the underlying index and may result in a loss. In addition, ETFs and ETCs may trade at a price below their net asset value (also known as a discount). Certain pooled investment vehicles (including ETCs) do not have the protections applicable to other types of investments under federal securities or commodities laws and may be subject to counterparty or credit risk. There may be no active market for shares of certain ETFs or pooled investment vehicles and such shares may be highly illiquid. In addition, to the extent that the Fund gains exposure to an asset through synthetic replication by investing in derivatives, including commodity-linked investments (including ETCs), rather than directly in the asset, it will not have a claim on the underlying asset and will be subject to enhanced counterparty risk.

Non-Diversified Fund Risk. Since the Fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. This increased investment in fewer issuers may result in increased volatility in the Fund’s performance and share price.

Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates rise, the value of these investments generally drops.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity may also cause the value of investments to decline. Illiquid investments may also be difficult to value.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money investing in the Fund.

The Fund’s Past Performance

This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class R5 Shares has varied from year to year for the past two calendar years. The table shows the average annual total returns over the past one year and the life of the Fund. It compares that performance to the Morgan Stanley Capital International (MSCI) World Index (net of foreign withholding taxes), the HSBC Gold, Mining and Energy Index (net of foreign withholding taxes) and the Lipper Global Natural Resources Funds Index, an index based on the total returns of certain mutual funds within the Fund’s designated category as determined by Lipper. Unlike the other indices, the Lipper index includes the expenses of the mutual funds included in the index. The performance of Class R6 Shares is based on the performance of Class R5 Shares prior to inception. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.

4	J.P. MORGAN SPECIALTY FUNDS

Best Quarter	3rd quarter, 2012	10.81%
Worst Quarter	3rd quarter, 2011	–26.17%

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2012)
	Past 1 Year	Life of Fund Since 11/30/10
CLASS R5 SHARES
Return Before Taxes	(6.42)%	(11.52)%
Return After Taxes on Distributions	(6.42)	(11.57)
Return After Taxes on Distributions and Sale of Fund Shares	(4.17)	(9.68)
CLASS R2 SHARES
Return Before Taxes	(7.03)	(12.14)
CLASS R6 SHARES
Return Before Taxes	(6.30)	(11.47)
MSCI WORLD INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	15.83	8.03
HSBC GOLD, MINING AND ENERGY INDEX
(Net of Foreign Withholding Taxes) (Reflects No Deduction for Fees, Expenses or Taxes, Except Foreign Withholding Taxes)	0.13	(3.58)
LIPPER GLOBAL NATURAL RESOURCES FUNDS INDEX
(Reflects No Deduction for Taxes)	2.39	(3.11)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Neil Gregson	2010	Managing Director

Purchase and Sale of Fund Shares

There are no minimum or maximum purchase requirements with respect to Class R2 or Class R5 Shares.

For Class R6 Shares
To establish an account
For Direct Investors	$15,000,000
For Discretionary Accounts	$5,000,000
To add to an account	No minimum levels

There is no minimum investment for other eligible Class R6 investors.

If you are investing through a retirement plan, please follow instructions provided by your plan to invest.

In general, you may purchase or redeem shares on any business day

•	Through your Financial Intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

Tax Information

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in a 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

FEBRUARY 28, 2013	5

More About the Fund

ADDITIONAL INFORMATION ABOUT THE FUND’S INVESTMENT STRATEGIES

The main investment strategies for the Fund are summarized in the Fund’s Risk/Return Summary. The Fund will invest primarily in equity and equity-like securities as described in its Risk/ Return Summary. These equity and equity-like securities may include:

•	common stock

•	preferred stock

•	convertible securities

•	trust or partnership interests, including MLPs

The main investment strategies for the Fund may also include the following which may be equity securities:

•	warrants and rights to buy common stock

•	derivatives, including futures contracts, options, forwards, structured notes and swaps

•	other investment companies

•

exchange-traded funds (ETFs) which are pooled invest- ment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be passively or actively managed. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index

•	closed-end investment companies

•

commodities or commodity-related securities, including commodity pools, grantor trusts, ETCs or other pooled investment vehicles designed to produce returns that relate to movements of commodities prices or indices

•

commodity pools are pooled investment vehicles that trade in commodity futures contracts and options thereon and the operator of which is registered with the Commodity Futures Trading Commission. Shares of commodity-related grantor trusts represent an undivided beneficial interest in the trust’s assets such as silver, gold, or some other commodity

•	foreign securities, which may be in the form of depositary receipts or depositary shares

The Fund will invest in securities across all market capitalizations, although the Fund may invest a significant portion of its assets in companies of any one particular market capitalization category.

Although not main strategies, the Fund may also utilize the following which may be equity securities:

•	affiliated money market funds
•	securities denominated in U.S. dollars, major reserve curren- cies, and currencies of other countries in which the Fund may invest

•	sovereign debt

•	corporate debt

•	private placements, restricted securities and other unregistered securities

Derivatives may also be used as substitutes for securities in which the Fund can invest. The Fund may use futures contracts, options, swaps, forwards and other instruments to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain. The Fund may use futures contracts, options, forwards, structured notes and swaps to more effectively gain targeted equity exposure from its cash positions, to hedge various investments, for risk management and to increase the Fund’s gain.

The Fund may utilize these investment strategies to a greater or lesser degree.

The Fund will provide shareholders with at least 60 days’ prior notice of any change in its 80% investment policy above.

The Fund will invest at least 25% of its total assets under normal circumstances in securities of companies in the natural resources group of industries.

The frequency with which the Fund buys and sells securities will vary from year to year, depending on market conditions.

NON-FUNDAMENTAL INVESTMENT OBJECTIVE
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The Fund’s investment objective is not fundamental and may be changed without the consent of a majority of the outstanding shares of the Fund.

INVESTMENT RISKS

There can be no assurance that the Fund will achieve its investment objectives.

The main risks associated with investing in the Fund are summarized in “Risk/Return Summary” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Fund are described below.

Please note that the Fund also may use strategies that are not described herein, but which are described in the “Risk and Reward Elements for the Fund” later in the prospectus and in the Statement of Additional Information.

6	J.P. MORGAN SPECIALTY FUNDS

Main Risks

Equity Market Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for the Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Equity securities are subject to “stock market risk” meaning that stock prices in general (or in particular, the prices of the types of securities in which the Fund invests) may decline over short or extended periods of time. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.

Foreign Securities and Emerging Market Risks. To the extent that the Fund invests in foreign securities (including depositary receipts and depositary securities), these investments are subject to special risks in addition to those of U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. If foreign securities are denominated and traded in a foreign currency, the value of the Fund’s foreign holdings can be affected by currency exchange rates and exchange control regulations. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.

The risks associated with foreign securities are magnified in “emerging markets.” These countries may have relatively unstable governments and less-established market economies than developed countries. Emerging markets may face greater social, economic, regulatory and political uncertainties. These risks make emerging market securities more volatile and less liquid than securities issued in more developed countries and you may sustain sudden, and some times substantial, fluctuations in the value of your investments. The Fund’s investments in foreign and emerging market securities may also be subject to foreign withholding and/or other taxes, which would decrease the Fund’s yield on those securities.

Derivatives Risk. The Fund may use derivatives in connection with its investment strategies. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Fund’s returns. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations), including credit risk of the derivative counterparty. In addition, the Fund may use derivatives for non-hedging purposes, which increases the Fund’s potential for loss. Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk.

Investing in derivatives will result in a form of leverage. Leverage involves special risks. The Fund may be more volatile than if the Fund had not been leveraged because leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. Registered investment companies are limited in their ability to engage in derivative transactions and are required to identify and earmark assets to provide asset coverage for derivative transactions.

The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax return.

The Fund may also use derivatives, including futures and swaps, to implement short positions. Taking short positions involves leverage of the Fund’s assets and presents various risks. If the price of the instrument or market which the Fund has taken a short position on increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to a counterparty. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment, as there is no cap on maximum losses.

FEBRUARY 28, 2013	7

More About the Fund (continued)

WHAT IS A DERIVATIVE?
Derivatives are securities or contracts (for example, futures and options) that derive their value from the performance of underlying assets or securities.

Smaller Cap Company Risk. Investments in smaller, newer companies may be riskier than investments in larger, more-established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of large capitalization companies, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies. This may cause unexpected and frequent decreases in the value of the Fund’s investments.

Commodities Risk. Exposure to commodities, commodity-related securities and derivatives may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked securities and derivatives may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The natural resources and energy sectors can be significantly affected by changes in the prices and supplies of oil, gas and other energy fuels, exploration and production spending and the success of energy spending, energy conservation, tax and other government regulations, and policies of the Organizations of Petroleum Exporting Countries (OPEC) and oil importing nations. Therefore, the securities of companies in the energy and natural resources sectors may experience more price volatility than companies in other industries. The metals sector can be affected by sharp price volatility over short periods caused by global economic, financial and political factors, resource availability, government regulation, economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks or international agencies, investment speculation and fluctuations in industrial and commercial supply and demand. Use of leveraged commodity-linked derivatives creates an opportunity for increased return but, at the same time, creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that the Fund’s use of leverage will be successful. When a fund concentrates in a particular industry or group of industries, events impacting that sector will have a greater effect on the fund than they would on a fund that is more widely diversified among a number of unrelated industries. In addition, certain commodity sub-sectors are subject to greater governmental regulation than are other industries, therefore, changes in tax and other government regulations may be more likely to adversely affect the Fund.

MLP Risk. The Fund may invest in MLPs that primarily derive their income from, among other industries, the mining, production, transportation or processing of minerals or natural resources, although they may also finance entertainment, research and development, real estate and other projects. Investments held by an MLP may be relatively illiquid, limiting the MLP’s ability to vary its portfolio promptly in response to changes in economic or other conditions. In addition, MLPs may have limited financial resources, their securities may trade infrequently and in limited volume and they may be subject to more abrupt or erratic price movements than securities of larger or more broadly-based companies. MLPs are subject to “Commodities Risk” in general as well as the risks associated with the specific industry or industries in which the partnership invests. The value of an investment in an MLP may be directly affected by the prices of natural resources commodity prices. The volatility of, and interrelationships between, commodity prices can also indirectly affect certain MLPs due to the potential impact on the volume of commodities transported, processed, stored or distributed. An investment in an MLP may be adversely affected by market perceptions that the performance and distributions of MLPs are directly tied to commodity prices. In addition, the managing general partner of an MLP may receive an incentive allocation based on increases in the amount and growth of cash distributions to investors in the MLP. This method of compensation may create an incentive for the managing general partner to make investments that are riskier or more speculative than would be the case in the absence of such compensation arrangements.

Credit Risk. The Fund’s investments are subject to the risk that an issuer or the counterparty will fail to make payments when due or default completely on securities or other investments held by the Fund. Such defaults could result in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security. Although U.S. government securities issued directly by the U.S. government are guaranteed by the U.S. Treasury, other U.S. government securities issued by an agency or instrumentality of the U.S. government may not be. No assurance can be given that the U.S. government would provide financial support to its agencies or instrumentalities if not required to do so by law.

8	J.P. MORGAN SPECIALTY FUNDS

Depositary Receipt Risk. The Fund’s investments may take the form of depositary receipts, including unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Pooled Investment Vehicle Risk. The Fund does not have the rights normally associated with ownership of other types of shares when it invests in pooled investment vehicles holding commodities or commodity futures, including commodity pools, ETCs and those structured as limited partnerships or grantor trusts holding commodities. For example, the owners of these commodity-related grantor trusts, ETCs or limited partnerships do not have the right to elect directors, receive dividends or take other actions normally associated with the ownership of shares of a corporation. Holders of a certain percentage of shares in an ETC or a grantor trust may have the right to terminate the trust or exercise other rights which would not be available to the Fund as a small investor.

Pooled investment vehicles are not registered investment companies, and many are not commodity pools, and therefore, do not have the protections available to those types of investments under federal securities or commodities laws. For example, unlike with registered investment companies, these vehicles are not subject to federal securities laws that limit transactions with affiliates, require redemption of shares, or limit sales charges. Although shares of these vehicles may be traded on an exchange, there may be no active market for such shares and such shares may be highly illiquid. In addition, to the extent that a fund gains exposure to an asset through synthetic replication by investing in derivatives, including commodity-linked investments (including ETCs), rather than directly in the asset, it will not have a claim on the underlying asset and will be subject to enhanced counterparty risk.

These vehicles are subject to the risks associated with direct investments in commodities including the risks described under “Pooled Investment Vehicle Risk” and “Commodities Risk” The market price of shares of these vehicles will be as unpredictable as the price of the underlying commodity. In addition, the value of the shares will be adversely affected if the assets owned by the trust are lost, damaged or of inferior quality. In order to pay trust fees and expenses, the commodities represented by shares of a grantor trust will decrease over the life the trust due to sales of the underlying commodities necessary to pay such expenses. Without increases in the price of the underlying commodity sufficient to compensate for that decrease, the price of the investment will decline and the Fund will lose money on its investment in the grantor trust.

Commodity-related grantor trusts are passive investment vehicles. This means that the value of the investment in a grantor trust may be adversely affected by trust losses that, if the trust had been actively managed, it might have been possible to avoid. The Fund’s intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code may limit its ability to make investments in grantor trusts, pooled investment vehicles or limited partnerships that invest in commodities or commodity futures.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid. The Fund may be unable to sell illiquid securities at its desired time or price. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer or legal restrictions on the securities’ resale. Certain securities that were liquid when purchased may later become illiquid, particularly times of overall economic distress.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Currency exchange rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Additional Risks

Convertible Securities Risk. A convertible security generally entitles the holder to receive interest paid or accrued on debt securities or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally

FEBRUARY 28, 2013	9

More About the Fund (continued)

have characteristics similar to both debt and equity securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with fluctuations in the market value of the underlying securities. Convertible securities are usually subordinated to comparable nonconvertible securities. Convertible securities generally do not participate directly in any dividend increases or decreases of the underlying securities, although the market prices of convertible securities may be affected by any dividend changes or other changes in the underlying securities.

Sovereign Debt Risk. Sovereign debt securities are issued or guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

Interest Rate Risk. The Fund’s debt securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s investments generally declines. On the other hand, if rates fall, the value of investments generally increases. Your investment will decline in value if the value of the investment decreases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment.

For more information about risks associated with the types of investments that the Fund purchases, please read the “Risk/ Return Summary”, the “Risk and Reward Elements for the Fund” later in the prospectus and the Statement of Additional Information.

TEMPORARY DEFENSIVE POSITIONS

For liquidity and to respond to unusual market conditions, the Fund may invest all or most of its total assets in cash and cash equivalents for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer-term investments, and prevent the Fund from meeting its investment objectives.

WHAT IS A CASH EQUIVALENT?
Cash equivalents are highly liquid, high-quality instruments with maturities of three months or less on the date they are purchased. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds and bank money market deposit accounts.

While the Fund is engaged in a temporary defensive position, it may not meet its investment objective. Therefore, the Fund will pursue a temporary defensive position only when market conditions warrant.

ADDITIONAL HISTORICAL PERFORMANCE INFORMATION

Historical performance shown for Class R6 Shares prior to their inception on 11/30/11 is based on the performance of Class R5 Shares, which invests in the same portfolio of securities. The actual returns of Class R6 Shares would have been different than those shown because Class R6 Shares have different expenses than Class R5 Shares.

10	J.P. MORGAN SPECIALTY FUNDS

The Fund’s Management and Administration

The Fund is a series of JPMorgan Trust I, a Delaware statutory trust (the Trust). The Trust is governed by trustees who are responsible for overseeing all business activities of the Fund.

The Fund operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.

Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to the Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.

The Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.

The Fund’s Investment Adviser

J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Fund and makes day-to-day investment decisions for the Fund.

JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.

During the most recent fiscal period ended 10/31/12, JPMIM was paid management fees (net of waivers) of 0.29% as a percentage of average daily net assets.

A discussion of the basis the Board of Trustees of the Trust used in reapproving the investment advisory agreement for the Fund is available in the annual report for the most recent fiscal period ended October 31.

The Portfolio Manager

The management team is led by Neil Gregson, Managing Director, who is a portfolio manager in the Global Equities Team based in London, and who has been with JPMIM and its affiliates since 2010. Prior to joining JPMIM, Mr. Gregson was a Senior Portfolio Manager and the head of the Long-Only Business at CQS Asset Management Limited from November 2009 through September 2010 and a Managing Director and the head of Emerging Market and Resource Equities at Credit Suisse Asset Management from November 2003 through June 2009. He is assisted by a team that provides research and analytical support. He is a qualified mining engineer and holds a BSc in Mining Engineering from Nottingham University.

The Statement of Additional Information provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

The Fund’s Administrator

JPMorgan Funds Management, Inc. (the Administrator) provides administrative services for and oversees the other service providers of the Fund. The Administrator receives a pro-rata portion of the following annual fee on behalf of each J.P. Morgan Fund for administrative services: 0.15% of the first $25 billion of average daily net assets of all Funds (excluding certain funds of funds and money market funds) in the J.P. Morgan Funds Complex plus 0.075% of average daily net assets of such funds over $25 billion.

The Fund’s Shareholder Servicing Agent

The Trust, on behalf of the Fund, has entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.25% of the average daily net assets of the Class R2 Shares and an annual fee of 0.05% of the average daily net assets of the Class R5 Shares of the Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of its annual fee to such Financial Intermediaries for performing shareholder and administrative services. Class R6 Shares do not have shareholder service fees.

The Fund’s Distributor

JPMDS (the Distributor) is the distributor for the Fund. The Distributor is an affiliate of JPMIM and the Administrator.

Additional Compensation to Financial Intermediaries

JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees), shareholder servicing, sub-transfer agency and/or networking fees that are paid to such Financial Intermediaries,

FEBRUARY 28, 2013	11

The Fund’s Management and Administration (continued)

as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, including a preferred or select sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.

12	J.P. MORGAN SPECIALTY FUNDS

How to Do Business with the Fund

PURCHASING FUND SHARES

Where can I buy Fund Shares?

You may purchase Fund Shares:

•

Through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary; or

•	Directly from the Fund through JPMDS.

Who can buy shares?

Class R2 Shares of the Fund may be purchased by retirement plans. Class R5 Shares of the Fund may be purchased by retirement plans, Section 529 college savings plans, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees.

Class R6 Shares of the Fund may be purchased by retirement plans, certain discretionary accounts at JPMIM or JPMorgan Chase Bank, N.A. or their affiliates (the Investment Manager), certain direct investors, Section 529 college savings plans, the JPMorgan Diversified Fund, current and future JPMorgan SmartRetirement Funds, current and future JPMorgan SmartRetirement Blend Funds, JPMorgan Access Funds and such other J.P. Morgan Funds of Funds as are designated by the J.P. Morgan Funds Board of Trustees (Authorized Funds).

Retirement Plans. The only retirement plans that are eligible to purchase Class R2, Class R5 and Class R6 Shares are group employer-sponsored 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans (collectively, Eligible Plans). To be eligible, shares must be held through plan level or omnibus accounts held on the books of the Fund. Class R2, Class R5 and Class R6 Shares generally are not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts (IRAs), Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans and, with respect to Class R2 Shares, Section 529 college savings plans.

Discretionary Accounts. Class R6 Shares may also be purchased by accounts by an investor:

(i)	whose investments in the Fund are made and directed on their behalf by investment representatives at the Investment Manager pursuant to a discretionary investment management agreement or trust agreement that provides for discretionary investment management services between the Investment Manager and the investor (a Discretionary Account), and

(ii)	whose Discretionary Account’s initial investment in the Fund is at least $5,000,000.

Direct Investors. Class R6 Shares also may be purchased by investors who are individuals, institutions, trusts, and foundations whose initial investment is at least $15,000,000 (Direct Investors). Direct Investors do not include custody and other omnibus accounts held by a Financial Intermediary for the benefit of multiple underlying, unrelated investors.

College Savings Plans. To be eligible to invest in Class R5 and R6 Shares, Section 529 college savings plans must hold their shares through plan level or omnibus accounts held on the books of the Fund.

Class R2, Class R5 and Class R6 Share accounts may be opened with the Fund’s transfer agent either directly or through Financial Intermediaries. If you have questions about eligibility, please call 1-800-480-4111.

•	Class R5 and Class R6 Shares are not subject to a sales charge or Rule 12b-1 fees.

•	Class R6 Shares have lower annual expense ratios than Select Class Shares, Class R2 Shares and Class R5 Shares, as the Class R6 Shares have no ongoing shareholder service fees.

•

The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes. A Financial Intermediary who receives compensation for selling Fund shares may receive different amounts of compensation for sales of different classes of shares.

When can I buy shares?

Purchases may be made on any business day. This includes any day that the Fund is open for business, other than weekends and days on which the New York Stock Exchange (NYSE) is closed, including the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Only purchase orders accepted by the Fund or a Financial Intermediary before 4:00 p.m. Eastern Time (ET) will be effective at that day’s price. J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or Automated Clearing House (ACH) transaction is received together with a completed Account Application. If you purchase shares through a

FEBRUARY 28, 2013	13

How to Do Business with the Fund (continued)

Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions. See “How do I open an account?” for more details.

On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, purchase orders accepted by the Fund or a Financial Intermediary after the NYSE closes will be effective the following business day.

If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order to the Fund. Your Financial Intermediary may have an earlier cut-off time for purchase orders.

Share ownership is electronically recorded; therefore, no certificate will be issued.

The J.P. Morgan Funds do not authorize market timing and, except for the Funds identified below, use reasonable methods to identify market timers and to prevent such activity. However, there can be no assurance that these methods will prevent market timing or other trading that may be deemed abusive. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. Although market timing may affect any Fund, these risks may be higher for Funds that invest significantly in non-U.S. securities or thinly traded securities (e.g., certain small cap securities), such as international, global or emerging market funds or small cap funds. For example, when a Fund invests in securities trading principally in non-U.S. markets that close prior to the close of the NYSE, market timers may seek to take advantage of the difference between the prices of these securities at the close of their non-U.S. markets and the value of such securities when the Fund calculates its net asset value. The J.P. Morgan Funds or the Distributor will prohibit any purchase order (including exchanges) with respect to one investor, a related group of investors or their agent(s), where they detect a pattern of either purchases and sales of one of the J.P. Morgan Funds, or exchanges between or among the J.P. Morgan Funds, that indicates market timing or trading that they determine is abusive.

The J.P. Morgan Funds’ Board of Trustees has adopted policies and procedures that use a variety of methods to identify market timers, including reviewing “round trips” in and out of the J.P. Morgan Funds by investors. A “round trip” includes a purchase or exchange into a Fund followed or preceded by a redemption or exchange out of the same Fund. If the Distributor detects that you have completed two round trips within 60 days in the same Fund, the Distributor will reject your purchase and exchange orders for a period of at least 90 days. For subsequent violations, the Distributor may, in its sole discretion, reject your purchase and exchange orders temporarily or permanently. In identifying market timers, the Distributor may also consider activity of accounts that it believes to be under common ownership or control.

Market timers may disrupt portfolio management and harm Fund performance. To the extent that the J.P. Morgan Funds are unable to identify market timers effectively, long-term investors may be adversely affected. Although the J.P. Morgan Funds use a variety of methods to detect and deter market timing, there is no assurance that the Funds’ own operational systems and procedures will identify and eliminate all market-timing strategies. For example, certain accounts, which are known as omnibus accounts, include multiple investors and such accounts typically provide the Funds with a net purchase or redemption order on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers are not known by the Funds. While the Funds seek to monitor for market timing activities in omnibus accounts, the netting effect limits the Funds’ ability to locate and eliminate individual market timers. As a result, the Funds are often dependent upon Financial Intermediaries who utilize their own policies and procedures to identify market timers. These policies and procedures may be different than those utilized by the Funds.

The Funds have attempted to put safeguards in place to assure that Financial Intermediaries have implemented procedures designed to deter market timing and abusive trading. Despite these safeguards, there is no assurance that the Funds will be able to effectively identify and eliminate market timing and abusive trading in the Funds particularly with respect to omnibus accounts.

The J.P. Morgan Funds will seek to apply the Funds’ market timing policies and restrictions as uniformly as practicable to accounts with the Funds, except with respect to the following:

1.	Trades that occur through omnibus accounts at Financial Intermediaries as described above,

2.	Purchases, redemptions and exchanges made on a systematic basis,

3.	Automatic reinvestments of dividends and distributions,

4.	Purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap program, or

5.	Bona fide asset allocation programs.

Please see the Statement of Additional Information for a further description of these arrangements. Certain of the J.P. Morgan Funds are intended for short-term investment horizons and do not monitor for market timers or prohibit such

14	J.P. MORGAN SPECIALTY FUNDS

short-term trading activity. Those Funds are the JPMorgan Short Duration Bond Fund, JPMorgan Short-Intermediate Municipal Bond Fund, JPMorgan Treasury & Agency Fund, JPMorgan Limited Duration Bond Fund, JPMorgan Managed Income Fund, JPMorgan Current Income Fund and the J.P. Morgan money market funds. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

In addition to rejecting purchase orders in connection with suspected market timing activities, the Distributor can reject a purchase order (including purchase orders for the Funds listed above) for any reason, including purchase orders that it does not think are in the best interests of a Fund and/or its shareholders or if it determines the trading to be abusive. Your Financial Intermediary may also have additional procedures for identifying market timers and rejecting or otherwise restricting purchase orders and/or exchanges.

How much do shares cost?

Shares are sold at net asset value (NAV) per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. The NAV of each class within the Fund varies, primarily because each class has different class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Fund in valuing its assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Generally, short-term securities, which mature in 60 days or less, are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by the Fund was more than 60 days.

Equity securities listed on a North American, Central American, South American or Caribbean securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded. Other foreign equity securities are fair valued using quotations from an independent pricing service. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Fixed income securities with a remaining maturity of 61 days or more are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.

Assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Shares of open-end investment companies are valued at their respective NAVs.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of the Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

NAV is calculated each business day as of the close of the NYSE, which is typically 4:00 PM ET. On occasion, the NYSE will close before 4:00 p.m. ET. When that happens, NAV will be calculated as of the time the NYSE closes. The price at which a purchase is effected is based on the next calculation of NAV after the order is received in proper form in accordance with this prospectus. To the extent the Fund invests in securities that are primarily listed on foreign exchanges or other markets that trade on weekends or other days when the Fund does not price its shares, the value of the Fund’s shares may change on days when you will not be able to purchase or redeem your shares.

FEBRUARY 28, 2013	15

How to Do Business with the Fund (continued)

How do I open an account?

Read the prospectus carefully, and select the share class most appropriate for you. The Fund may issue other classes of shares that have different sales charges, expense levels and performance and different requirements for who may invest. Call
1-800-480-4111 to obtain more information concerning all of the Fund’s other share classes.

Decide how much you want to invest.

Class R6 Shares of the Fund are subject to a $5,000,000 minimum investment requirement for all Discretionary Account investors and a $15,000,000 minimum investment requirement for all Direct Investors. There is no minimum investment requirement for Eligible Plans, 529 college savings plans and Authorized Funds. You are required to maintain a minimum account balance equal to the minimum initial investment in the Fund. A Financial Intermediary may impose higher investment minimums. There are no minimum levels for subsequent purchases. The Fund reserves the right to waive any initial investment minimum for Direct Investors. For further information on investment minimum waivers, call 1 800-480-4111.

When you make an initial purchase of Fund shares, you must complete the Account Application. Be sure to sign up for all of the account privileges that you plan to take advantage of. Doing so now means that you will not have to complete additional paperwork later.

Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Fund cannot waive these requirements. The Fund is required by law to reject your Account Application if the required identifying information is not provided.

We will attempt to collect any missing information required on the Account Application by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.

Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Fund reserves the right to close your account at the current day’s NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.

Send the completed Account Application and a check to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

All checks must be in U.S. dollars. The Fund does not accept credit cards, cash, starter checks, money orders or credit card checks. The Fund reserves the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or the Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an ACH transaction is subject to certain limitations. See “Redeeming Fund Shares — When can I redeem shares?”

All checks must be made payable to one of the following:

•	J.P. Morgan Funds; or

•	The specific Fund in which you are investing.

Your purchase may be canceled if your check does not clear, and you will be responsible for any expenses and losses to the Fund.

If you choose to pay by wire, please call 1-800-480-4111 to notify the Fund of your purchase and authorize your financial institution to wire funds to:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R2/R5/R6)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

Orders by wire may be canceled if J.P. Morgan Funds Services does not receive payment by 4:00 p.m. ET on the settlement date. You will be responsible for any expenses and losses to the Fund.

If you have any questions, contact your Financial Intermediary or call 1-800-480-4111.

16	J.P. MORGAN SPECIALTY FUNDS

Can I purchase shares over the telephone?

Yes, for purchases after your account is opened. Simply select this option on your Account Application and then:

•	Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your purchase instructions.

•	Authorize a bank transfer or initiate a wire transfer payable to “J.P. Morgan Funds” to the following wire address:

Boston Financial Data Services

2000 Crown Colony Drive

Quincy, MA 02169

ATTN: J.P. Morgan Funds Services

ABA 021 000 021

DDA 323 125 832

FBO Your J.P. Morgan Fund

(EX: JPMORGAN ABC FUND-R2/R5/R6)

Your Fund Number & Account Number

(EX: FUND 123-ACCOUNT 123456789)

Your Account Registration

(EX: XYZ CORPORATION)

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may revoke your right to make purchases over the telephone by sending a letter to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

RULE 12b-1 FEES FOR CLASS R2 SHARES

The Fund has adopted a Distribution Plan under Rule 12b-1 with respect to Class R2 Shares that allows it to pay distribution fees for the sale and distribution of shares of the Fund. These fees are called “Rule 12b-1 fees.” Rule 12b-1 fees are paid by the Fund to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Fund. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to actual expenses incurred.

Class R2 Shares pay an annual Rule 12b-1 fee of 0.50% of the average daily net assets of the Fund attributable to Class R2 Shares.

Because Rule 12b-1 fees are paid out of Fund assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

NETWORKING AND SUB-TRANSFER AGENCY FEES

The J.P. Morgan Funds have directly entered into agreements with Financial Intermediaries pursuant to which the Fund will pay the Financial Intermediary for services such as networking or sub-transfer agency (collectively, the “Sub TA Agreements”). Payments made pursuant to such Sub TA Agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such Sub TA Agreements are in addition to, rather than in lieu of, Rule 12b-1 fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor for the Class R2 Shares. Beginning on or after November 30, 2010, the J.P. Morgan Funds will no longer enter into new Sub TA Agreements that require fee payments with respect to Class R6 Shares. From time to time, JPMIM or its affiliates may pay a portion of the fees for networking or sub-transfer agency at its or their own expense and out of its or their legitimate profits.

EXCHANGING FUND SHARES

What are my exchange privileges?

Neither Class R2 Shares nor Class R5 Shares may be exchanged for other J.P. Morgan Funds or other classes of the Fund. If an individual plan participant would like to rollover their interest in Fund shares into an IRA, they can rollover into the Fund’s Class A Shares or into another available class in which they are eligible to invest.

Class R6 Shares of the Fund may be exchanged for Class R6 Shares of other J.P. Morgan Funds or any other class of the same Fund, subject to any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.

Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.

When are exchanges processed?

Exchange requests for Class R6 Shares are processed the same business day they are received, provided:

•	The Fund or Financial Intermediary receives the request by 4:00 p.m. ET (or before the NYSE closes, if the NYSE closes before 4:00 p.m. ET).

FEBRUARY 28, 2013	17

How to Do Business with the Fund (continued)

•	You have contacted your Financial Intermediary, if necessary.

•	All required documentation in proper form accompanies your exchange request.

Are exchanges taxable?

Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes.

An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should talk to your tax advisor before making an exchange.

Are there limits on exchanges?

No. However, the exchange privilege is not intended as a way for you to speculate on short-term movements in the market. Therefore, to prevent disruptions in the management of the J.P. Morgan Funds, certain J.P. Morgan Funds limit excessive exchange activity as described in “Purchasing Fund Shares.”

Your exchange privilege will be revoked if the exchange activity is considered excessive. In addition, any J.P. Morgan Fund may reject any exchange request for any reason, including if it does not think that it is in the best interests of the Fund and/or its shareholders to accept the exchange.

REDEEMING FUND SHARES

When can I redeem shares?

You may redeem all or some of your shares on any day that the Fund is open for business. You will not be permitted, however, to enter a redemption order for shares purchased directly through J.P. Morgan Funds Services by check or through an ACH transaction for five business days following the acceptance of a purchase order unless you provide satisfactory proof that your purchase check or ACH transaction has cleared. Thereafter, a redemption order can be processed as otherwise described.

Redemption orders received by the Fund or a Financial Intermediary before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET) will be effective at that day’s price. Your Financial Intermediary may have an earlier cut-off time for redemption orders.

A redemption order must be supported by all appropriate documentation and information in proper form. The Fund may refuse to honor incomplete redemption orders.

How do I redeem shares?

You may use any of the following methods to redeem your shares.

You may send a written redemption request to your Financial Intermediary, if applicable, or to the Fund at the following address:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

You may redeem over the telephone. Please see “Can I redeem by telephone?” for more information.

We will need the names of the registered shareholders and your account number and other information before we can sell your shares.

You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:

•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or

•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.

On the Account Application you may elect to have the redemption proceeds mailed or wired to:

1.	A financial institution; or

2.	Your Financial Intermediary.

Normally, your redemption proceeds will be paid within one to seven days after receipt of the redemption order. If you have changed your address of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.

What will my shares be worth?

If the Fund or a Financial Intermediary receives your redemption order before 4:00 p.m. ET (or before the NYSE closes if the NYSE closes before 4:00 p.m. ET), you will receive the NAV per share calculated after your redemption order is received in good order.

Can I redeem by telephone?

Yes, if you selected this option on your Account Application.

Contact your Financial Intermediary, if applicable, or call 1-800-480-4111 to relay your redemption request.

Your redemption proceeds will be mailed to you at your address of record or wired. If you have changed your address

18	J.P. MORGAN SPECIALTY FUNDS

of record within the previous 30 days, the Fund will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Fund.

The Fund uses reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Fund will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.

You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the ability to purchase or redeem shares by phone without notice. You may write to:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

Additional Information Regarding Redemptions

Generally, all redemptions will be for cash. However, if you redeem shares worth $250,000 or more, the Fund reserves the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, the Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders.

The Fund reserves the right to redeem all of the remaining shares in your account and close your account if your account value falls below the required minimum balance. Before this action is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum by purchasing sufficient shares, in accordance with the terms of this prospectus.

The Fund may suspend your ability to redeem when:

1.	Trading on the NYSE is restricted;

2.	The NYSE is closed (other than weekend and holiday closings);

3.	Federal securities laws permit;

4.	The Securities and Exchange Commission (SEC) has permitted a suspension; or

5.	An emergency exists, as determined by the SEC.

See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

You generally will recognize a gain or loss on a redemption for federal income tax purposes. You should talk to your tax advisor before making a redemption.

FEBRUARY 28, 2013	19

Shareholder Information

DISTRIBUTIONS AND TAXES

The Fund has elected to be treated and intends to qualify each year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. The Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.

The Fund can earn income and realize capital gain. The Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.

The Fund generally declares and distributes net investment income, if any, at least annually. The Fund will distribute net realized capital gain, if any, at least annually. For each taxable year, the Fund will distribute substantially all of its net investment income and net realized capital gain.

You have three options for your distributions. You may:

•	reinvest all distributions in additional Fund shares without a sales charge;

•	take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distribu- tions of net capital gain in additional shares; or

•	take all distributions in cash or as a deposit in a pre-assigned bank account.

If you do not select an option when you open your account, we will reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of the dividends will not be affected by the form in which you receive them.

Distributions by the Fund to retirement plans and other entities that qualify for tax-exempt treatment under federal income tax laws will not be taxable. Special tax rules apply to investments by such entities. You should consult your tax advisor to determine the suitability of the Fund as an investment and the tax treatment of distributions.

With respect to taxable shareholders, for federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Dividends of net investment income paid to a non-corporate U.S. shareholder that are properly reported as qualified dividend income generally will be taxable to such shareholder at preferential rates. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. The amount of dividend income that may be so reported by the Fund generally will be limited to the aggregate of the eligible dividends received by the Fund. In addition, the Fund must meet certain holding period and other requirements with respect to the shares on which the Fund received the eligible dividends, and the non-corporate U.S. shareholder must meet certain holding period and other requirements with respect to the Fund. Dividends of net investment income that are not reported as qualified dividend income and dividends of net short-term capital gain will be taxable as ordinary income.

With respect to taxable shareholders, distributions of net capital gain (that is, the excess of the net gains from the sale of investments that the Fund owned for more than one year over the net losses from investments that the Fund owned for one year or less) that are properly reported by the Fund as capital gain dividends will be taxable as long-term capital gain, regardless of how long you have held your shares in the Fund. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is generally either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Distributions of net short-term capital gain (that is, the excess of any net short-term capital gain over net long-term capital loss), if any, will be taxable to shareholders as ordinary income. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.

If you buy shares of the Fund just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive. Distributions are taxable to you even if they are paid from income or gain earned by the Fund before your investment (and thus were included in the price you paid for your Fund shares). Any gain resulting from the sale or exchange of Fund shares generally will be taxable as long-term or short-term gain, depending upon how long you have held the shares.

The Fund’s investments in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield on those securities would be decreased. In addition, the Fund’s investments in certain foreign securities or foreign currencies may increase or accelerate the Fund’s recognition of ordinary income and may affect the timing or amount of Fund distributions. If more than 50% of the value of the Fund’s total assets at the close of each taxable year will consist of securities issued by foreign governments or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders any foreign taxes that it paid. Shareholders would be required to

20	J.P. MORGAN SPECIALTY FUNDS

include in income a proportionate share of taxes paid, and such amount of taxes would be treated as paid by the shareholder. Such taxes paid and the underlying income would be treated as gross income from foreign sources. However, this “pass through” treatment generally does not benefit retirement plans or other entities that qualify for tax-exempt treatment. Although in some cases the Fund may be able to apply for a refund of a portion of such taxes, the ability to successfully obtain such a refund may be uncertain.

The Fund’s investment in certain debt obligations, derivative instruments and so called “passive foreign investment companies” may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including at times when it is not advantageous to do so.

The Fund’s transactions in futures contracts, short sales, swaps and other derivatives will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund’s use of these types of transactions may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

The extent to which the Fund can invest in MLPs, grantor trusts or pooled investment vehicles that invest in commodities or commodity futures is limited by the Fund’s intention to qualify as a regulated investment company under the Internal Revenue Code.

Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to the Fund and its shareholders.

The dates on which dividends and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.

Early in each calendar year, the Fund will send you a notice showing the amount of distributions you received in the preceding year and the tax status of those distributions.

Any investor for whom the Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.

The Fund is not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax-withholding on distributions by the Fund, as discussed in the Statement of Additional Information.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

The above is a general summary of tax implications of investing in the Fund. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Fund and, for individuals and S corporations, selection of a particular cost method of accounting will affect your own tax situation.

IMPORTANT TAX REPORTING CONSIDERATIONS

For shares of the Fund redeemed after January 1, 2012, your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) will report gains and losses realized on redemptions of shares for shareholders who are individuals and S corporations purchased after January 1, 2012 to the Internal Revenue Service (IRS). This information will also be reported to you on Form 1099-B and the IRS each year. In calculating the gain or loss on redemptions of shares, the average cost method will be used to determine the cost basis of Fund shares purchased after January 1, 2012 unless you instruct the Fund in writing at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 that you want to use another available method for cost basis reporting (for example, First In, First Out (FIFO), Last In, First Out (LIFO), Specific Lot Identification (SLID) or High Cost, First Out (HIFO)). If you designate SLID as your cost basis method, you will also need to designate a secondary cost basis method (Secondary Method). If a Secondary Method is not provided, the Funds will designate FIFO as the Secondary Method and will use the Secondary Method with respect to systematic withdrawals made after January 1, 2012.

Not all cost basis methods are available. Please contact the Fund at J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528 for more information on the available methods for cost basis reporting. To determine which available cost basis method is best for you, you should consult with your tax advisor. Please note that you will be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012 to the IRS as such information will not be reported by the Fund and may not be maintained by your Financial Intermediary.

Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is also required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.

FEBRUARY 28, 2013	21

Shareholder Information (continued)

SHAREHOLDER STATEMENTS AND REPORTS

The Fund or your Financial Intermediary will send you transaction confirmation statements and quarterly account statements. Please review these statements carefully. The Fund will correct errors if it is notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.

To reduce expenses and conserve natural resources, the Fund will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Fund reasonably believes they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Fund will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.

If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.

After each fiscal half-year, you will receive a financial report from the Fund. In addition, the Fund will periodically send you proxy statements and other reports.

If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.

AVAILABILITY OF PROXY VOTING RECORD

The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund’s voting record for the most recent 12-month period ended

June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. The Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

PORTFOLIO HOLDINGS DISCLOSURE

No sooner than 30 days after the end of each month, the Fund will make available upon request the uncertified, complete schedule of its portfolio holdings as of the last day of that month.

Not later than 60 days after the end of each fiscal quarter, the Fund will make available upon request a complete schedule of its portfolio holdings as of the last day of that quarter.

In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the J.P. Morgan Funds’ web-site at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.

In addition, from time to time, the Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Fund will disclose the Fund’s 10 largest portfolio holdings and the percentage that each of these 10 represents of the Fund’s portfolio as of the most recent month’s end, online at www.jpmorganfunds.com, no sooner than 10 calendar days after month’s end.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

22	J.P. MORGAN SPECIALTY FUNDS

Risk and Reward Elements for the Fund

This table discusses the main elements that may make up the Fund’s overall risk and reward characteristics. It also outlines the Fund’s policies toward various investments, including those that are designed to help the Fund manage risk.

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Foreign and other market conditions

•   The Fund’s share price and performance will fluctuate in response to stock and bond market movements

•   The value of most bonds will fall when interest rates rise; the longer a bond’s maturity and the lower its credit quality, the more its value typically falls

•    The Fund could lose money because of foreign government actions, political instability, or lack of adequate and/or accurate information

•    Investment risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks

•    Adverse market, economic, political or other conditions may from time to time cause the Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective

•    The Fund is non-diversified, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. Therefore, the Fund’s performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers

•   Stocks have generally outperformed more stable investments (such as bonds and cash equivalents) over the long term

•   Foreign investments, which represent a major portion of the world’s securities, offer attractive potential performance and opportunities for diversification

•    Commodities can act as a hedge against inflation and may be less correlated to changes in the securities market

•    Most bonds will rise in value when interest rates fall

•    Emerging markets can offer higher returns

•   Under normal circumstances the Fund plans to remain fully invested in accordance with its policies and may invest uninvested cash in affiliated money market funds;

•    In addition to the securities described in the “What are the Fund’s main investment strategies?” section, securities may include U.S. and foreign common stocks, convertible securities[1], preferred stocks[2], depositary receipts, (such as American Depositary Receipts and European Depositary Receipts), trust or partnership interests, warrants and rights[3], exchange-traded commodities and investment company securities

•    During severe market downturns, the Fund has the option of investing up to 100% of its total assets in high quality short-term instruments

•    The Fund may use forward foreign currency contracts for risk management purposes and/or to increase income and gain by establishing or adjusting exposure to particular foreign securities, markets or currencies (see also “Derivatives”)

1	Convertible securities are bonds or preferred stock that can convert to common stock.

2	Preferred stock is a class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.

3	Warrants and rights are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.

FEBRUARY 28, 2013	23

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Market conditions affecting debt securities

•   The value of most debt securities, including government and agency securities, will fall when interest rates rise; the longer a security’s maturity and the lower its credit quality, the more its value typically falls

•    Indebtedness of certain government issuers whose securities may be held by the Fund, including the well-known Fannie Mae and Freddie Mac, is not entitled to the full faith and credit of the United States and is thus subject to the risk of default in the payment of interest and/or principal like the indebtedness of private issuers

	• Most bonds will rise in value when interest rates fall • Debt securities have generally outperformed money market instruments over the long term, with less risk than stocks	• The Fund seeks to limit risk and enhance performance through active management • The adviser monitor interest rate trends

Master Limited Partnerships (MLPs)

•   Holders of MLP units have limited control and voting rights, similar to those of a limited partner

•   An MLP could be taxed, contrary to its intention, as a corporation, resulting in decreased returns

•    MLPs may, for tax purposes, affect the character of the gain and loss realized by the Fund and affect the holding period of the Fund’s assets

•   MLPs can offer attractive returns

•    MLPs may offer more attractive yields or potential growth than comparable equity securities

•    MLPs offer attractive potential performance and opportunities for diversification

•   The Fund will limit its direct and indirect investments in MLPs to maintain its status as a registered investment company

•   The Fund anticipates that its total investments in MLPs will not exceed 10% of total assets

Management choices
• The Fund could underperform its benchmark due to its securities choices and asset allocation choices	• The Fund could outperform its benchmark due to these same choices	• The adviser focuses its active management on securities selection, the area where it believes its commitment to research can most enhance returns and manage risks in a consistent way

Foreign currencies
• Currency exchange rate movements could reduce gains or create losses • Currency risks tend to be higher in emerging markets; these markets also present higher liquidity and valuation risks	• Favorable exchange rate movements could generate gains or reduce losses

•   Except as noted earlier in this prospectus, the Fund may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time (see also “Derivatives”); these currency management techniques may not be available for certain investments

24	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

When-issued and delayed delivery securities
• When the Fund buys securities before issue or for delayed delivery, it could be exposed to leverage risk if it does not segregate or earmark liquid assets	• The Fund can take advantage of attractive transaction opportunities	• The Fund segregates or earmarks liquid assets to offset leverage risk

Exchange Traded Funds (ETFs)[1], and other investment companies

•   If the Fund invests in shares of another investment company or pooled investment vehicle, shareholders would bear not only their proportionate share of the Fund’s expenses, but also similar expenses of the ETF or other investment company

•    The price movement of an ETF (whether passively or actively managed) may not track the underlying index, market, sector, regions or industries and may result in a loss

•   Investments in other investment companies or pooled investment vehicles help to manage smaller cash flows

•   Investing in ETFs offers instant exposure to an index or a broad range of markets, sectors, geographic regions and industries

•   Generally, the Fund’s investments in other investment companies, including ETFs structured as investment companies, are subject to the percentage limitations of the Investment Company Act of 1940 (“1940 Act”)

•    Exemptive orders granted to various ETFs and their investment advisers by the SEC permit the Fund to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the adviser are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs

•    Under SEC Rule 12d1-1, the fund may invest in both affiliated and unaffiliated money market funds without limit subject to the fund’s investment policies and restrictions and the conditions of the rule

Companies in the Natural Resources Sector

•   Natural resource companies are affected by numerous factors, including events occurring in nature, inflationary pressures, international politics, government actions and general economic conditions

•    There may be a disconnect in the correlation between the price movements of an asset- based security and the underlying natural resource

•    Asset-based securities are not always secured by a security interest in the underlying natural resource

•    Asset-based securities typically pay interest or dividends at below-market rates

• The scarcity of certain resources coupled with increasing demand or speculation can create attractive investment opportunities

1	ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured as investment companies, depositary receipts or other pooled investment vehicles. Passively managed ETFs generally seek to track the performance of a particular market index, including broad-based market indexes, as well as indexes relating to particular sectors, markets, regions or industries. Actively managed ETFs do not seek to track the performance of a particular market index.

FEBRUARY 28, 2013	25

Risk and Reward Elements for the Fund (continued)

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Derivatives*

•   Derivatives such as futures, options, swaps, and forward foreign currency contracts[1] that are used for hedging the portfolio or specific securities may not fully offset the underlying positions and this could result in losses to the Fund that would not have otherwise occurred

•    The Fund may have difficulty exiting a derivatives position

•    Derivatives used for risk management or to increase the Fund’s income or gain may not have the intended effects and may result in losses or missed opportunities

•    The counterparty to a derivatives contract could default

•   Derivatives that involve leverage could magnify losses

•    Certain types of derivatives involve costs to the Fund which can reduce returns

•    Segregated or earmarked assets and collateral accounts established in connection with derivatives may limit the Fund’s investment flexibility

•    Derivatives used for non-hedging purposes could cause losses that exceed the original investment

•    The use of derivatives to implement short positions involves the risk that there is no cap on maximum losses and gains are limited to the price of the derivative’s underlying reference security, asset or index at the time the short position is established

•    Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding period of the Fund’s assets and defer recognition of certain of the Fund’s losses

•   Hedges that correlate well with underlying positions can reduce or eliminate losses at low cost

•   The Fund could make money and protect against losses if management’s analysis proves correct

•    Derivatives that involve leverage could generate substantial gains at low cost

•    The implementation of short positions may allow the Fund to generate positive returns in declining markets

•   The Fund uses derivatives for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets or currencies); risk management may include management of the Fund’s exposure

•    The Fund only establishes hedges that it expects will be highly correlated with underlying positions

•    The Fund may use derivatives in an effort to produce increased income or gains

•    The Fund segregates or earmarks liquid assets to cover its derivatives and offset a portion of the leverage risk

*	The Fund is not subject to registration or regulation as a “commodity pool operator” as defined in the Commodity Exchange Act because the Fund has claimed an exclusion from that definition.

1	A futures contract is an agreement to buy or sell a set quantity of an underlying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

26	J.P. MORGAN SPECIALTY FUNDS

POTENTIAL RISKS	POTENTIAL REWARDS	POLICIES TO BALANCE RISK AND REWARD

Illiquid holdings
• The Fund could have difficulty valuing these holdings precisely • The Fund could be unable to sell these holdings at the time or price it desires	• These holdings may offer more attractive yields or potential growth than comparable widely traded securities

•   The Fund may not invest more than 15% of its net assets in illiquid holdings

•    To maintain adequate liquidity to meet redemptions, the Fund may hold high quality short-term securities (including repurchase agreements) and may borrow from banks as permitted by law

Short-term trading

•   Increased trading would raise the Fund’s transaction costs

•    Increased short-term capital gain distributions would raise shareholders’ income tax liability; such an increase in transaction costs and/or tax liability, if not offset by gain from short-term trading, would reduce the Fund’s returns

	• The Fund could realize gain in a short period of time • The Fund could protect against losses if a security is overvalued and its value later falls	• The Fund generally avoids short-term trading, except to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity

FEBRUARY 28, 2013	27

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for each share class for each of the past one through five fiscal years or periods, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The Class R2 and Class R5 Shares of the Fund commenced operations on November 30, 2010. The Class R6 Shares of the Fund commenced operations on November 30, 2011. This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with the Fund’s financial statements, are included in the Fund’s annual report, which is available upon request.

To the extent the Fund invests in other Funds, the total Annual operating expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.

	Per share operating performance
		Investment operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)		Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Redemption fees
Global Natural Resources Fund
Class R2
Year Ended October 31, 2012	$13.54	$(0.02	)(f)	$(1.83)	$(1.85)	$(0.01)	$—
November 30, 2010 (e) through October 31, 2011	15.00	(0.06	)(f)	(1.40)	(1.46)	—	—	(g)

Class R5
Year Ended October 31, 2012	13.63	0.07	(f)	(1.85)	(1.78)	(0.11)	—
November 30, 2010 (e) through October 31, 2011	15.00	0.04	(f)	(1.41)	(1.37)	—	—	(g)

Class R6
November 30, 2011 (j) through October 31, 2012	13.49	0.08	(f)	(1.71)	(1.63)	(0.11)	—

(a)	Annualized for periods less than one year.
(b)	Not annualized for periods less than one year.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.01% or unless otherwise noted.
(e)	Commencement of operations.
(f)	Calculated based upon average shares outstanding.
(g)	Amount rounds to less than $0.01.
(h)	Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.
(i)	Certain non-recurring expenses incurred by the Fund were not annualized for the period ended October 31, 2012.
(j)	Commencement of offering of class of shares.
*	Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

28	J.P. MORGAN SPECIALTY FUNDS

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)(c)	Net assets, end of period (000’s)	Net expenses (d)		Net investment income (loss)		Expenses without waivers, reimbursements and earning credits		Portfolio turnover rate* (b)

$11.68	(13.68)%	$39	1.55%		(0.13)%		2.12%		38%
13.54	(9.73)	45	1.54	(i)	(0.46	)(i)	3.90	(h)(i)	23

11.74	(13.11)	40	0.85		0.53		1.43		38
13.63	(9.13)	22,816	0.84	(i)	0.34	(i)	1.26	(h)(i)	23

11.75	(12.14)	29,103	0.79		0.74		1.37		38

FEBRUARY 28, 2013	29

HOW TO REACH US

MORE INFORMATION

For investors who want more information on the Fund the following documents are available free upon request:

ANNUAL AND SEMI-ANNUAL REPORTS

Our annual and semi-annual reports contain more information about the Fund’s investments and performance. The annual report also includes details about the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information about the Fund and its policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.

You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:

J. P. Morgan Funds Services

P. O. Box 8528

Boston, MA 02266-8528

If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for this information. You can also find information online at www.jpmorganfunds.com.

You can write or e-mail the SEC’s Public Reference Room and ask them to mail you information about the Fund, including the SAI. They will charge you a copying fee for this service. You can also visit the Public Reference Room and copy the documents while you are there.

Public Reference Room of the SEC

Washington, DC 20549-1520

1-202-551-8090

Email: publicinfo@sec.gov

Reports, a copy of the SAI and other information about the Fund are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.

Investment Company Act File No. for the Fund is 811-21295

©JPMorgan Chase & Co., 2013. All rights reserved. February 2013. PR-GNRR2R5R6-213

JPMorgan International Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2013

JPMORGAN TRUST I (“JPMT I”)

Fund Name	Select	Inst	A	B	C	R5	R2	R6
JPMorgan China Region Fund (“China Region Fund”)	JCHSX		JCHAX		JCHCX
JPMorgan Emerging Economies Fund (“Emerging Economies Fund”)	JEESX		JEEAX		JEECX	JEERX
JPMorgan Emerging Markets Equity Fund (“Emerging Markets Equity Fund”)	JEMSX	JMIEX	JFAMX	JFBMX	JEMCX
JPMorgan Global Opportunities Fund (formerly the JPMorgan Global Focus Fund) (“Global Opportunities Fund”)	JGFSX		JGFAX		JGFCX	JGFRX	JGFZX	JGFMX
JPMorgan India Fund (“India Fund”)	JIDSX		JIDAX		JIDCX
JPMorgan International Equity Fund (“International Equity Fund”)	VSIEX		JSEAX	JSEBX	JIECX	JIERX	JIEZX	JNEMX
JPMorgan International Opportunities Fund (“International Opportunities Fund”)	JIOSX	JPIOX	JIOAX	JIOBX	JIOCX			JIOMX
JPMorgan International Small Cap Equity Fund (“International Small Cap Equity Fund”)	*	*	*	*
JPMorgan International Value Fund (“International Value Fund”)	JIESX	JNUSX	JFEAX	JFEBX	JIUCX		JPVZX	JNVMX
JPMorgan Intrepid European Fund (“Intrepid European Fund”)	JFESX	JFEIX	VEUAX	VEUBX	VEUCX
JPMorgan Intrepid International Fund (“Intrepid International Fund”)	JISIX	JFTIX	JFTAX		JIICX		JIIZX
SAI-INTEQ-213

Fund Name	Select	Inst	A	B	C	R5	R2	R6
JPMorgan Latin America Fund (“Latin America Fund”)	JLTSX		JLTAX		JLTCX
JPMorgan Russia Fund (“Russia Fund”)	JRUSX		JRUAX		JRUCX

JPMORGAN TRUST II (“JPMT II”)

Fund Name	Select	Inst	A	B	C	R5	R2	R6
JPMorgan International Equity Index Fund (“International Equity Index Fund”)	OIEAX		OEIAX	OGEBX	OIICX		JEIZX

*	An exchange ticker symbol is not available for this Fund’s share classes.

(each a “Fund” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated February 28, 2013, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Reports relating to the Funds, dated October 31, 2012 (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm's Reports, are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 460 Polaris Parkway, Westerville, OH 43082.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds.

For more information about the Funds or the Financial Statements, simply write or call:

JPMorgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trusts and the Funds

The Funds (other than the JPMorgan International Equity Index Fund) are series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. Each Fund (other than the JPMorgan China Region Fund, the JPMorgan India Fund, the JPMorgan International Equity Index Fund, the JPMorgan Latin America Fund, the JPMorgan Russia Fund, the JPMorgan Emerging Economies Fund and the JPMorgan Global Opportunities Fund) is a successor mutual fund to J.P. Morgan Funds that were series of J.P. Morgan Mutual Fund Series (“Predecessor Funds”) prior to February 18, 2005. Each of the Predecessor Funds operated as a series of another legal entity prior to reorganizing and redomiciling as series of J.P. Morgan Mutual Fund Series (“JPMMFS”) on February 18, 2005.

The International Equity Index Fund is a series of JPMorgan Trust II (“JPMT II”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. The JPMorgan International Equity Index Fund, which is a series of JPMT II was formerly a series of One Group Mutual Funds, a Massachusetts business trust which was formed on May 23, 1985.

The Predecessor Funds were formerly series of the following business trusts (the “Predecessor Trusts”):

J.P. Morgan Institutional Funds (“JPMIF”)

JPMorgan Emerging Markets Equity Fund

JPMorgan International Opportunities Fund

JPMorgan International Value Fund

J.P. Morgan Mutual Fund Group (“JPMMFG”)

JPMorgan Intrepid European Fund

JPMorgan International Small Cap Equity Fund

JPMorgan Intrepid International Fund

J.P. Morgan Mutual Fund Select Group (“JPMMFSG”)

JPMorgan International Equity Fund

One Group Mutual Funds (“OGMF”)

JPMorgan International Equity Index Fund

JPMIF. Prior to February 19, 2005, the Emerging Markets Equity Fund, International Opportunities Fund and International Value Fund were series of JPMIF, an open-end, management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts on November 4, 1992.

JPMMFG. Prior to February 19, 2005, the Intrepid European Fund, Intrepid International Fund and the International Small Cap Equity Fund were series of JPMMFG, an open-end, management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts on May 11, 1987. JPMMFG liquidated November 29, 2012, and is in the process of winding up its affairs.

Part I - 1

JPMMFSG. Prior to February 19, 2005, International Equity Fund was a series of JPMMFSG, an open-end, management investment company which was organized as a business trust under the laws of The Commonwealth of Massachusetts on October 1, 1996.

After the close of business on February 18, 2005, the JPMorgan International Opportunities Fund acquired all of the assets and liabilities of JPMorgan Global 50 Fund pursuant to an Agreement and Plan of Reorganization dated November 22, 2004 between JPMIF, on behalf of JPMorgan International Opportunities Fund, and JPMST, on behalf of JPMorgan Global 50 Fund. Similarly, after the close of business on February 18, 2005, the JPMorgan International Equity Fund acquired all of the assets and liabilities of One Group Diversified International Fund pursuant to an Agreement and Plan of Reorganization dated November 22, 2004 between JPMMFSG, on behalf of JPMorgan International Equity Fund, and One Group Mutual Funds, on behalf of One Group Diversified International Fund.

On January 20, 2005, shareholders of JPMMFS approved the redomiciliation of JPMMFS as a Delaware statutory trust to be called “JPMorgan Trust I” (“Redomiciliation”). The Redomiciliation took place after the close of business on February 18, 2005, at which time each Predecessor Fund became a series of JPMorgan Trust I. The Redomiciliation was effective after each of the reorganizations pursuant to the Shell Reorganization Agreements.

At shareholder meetings held on January 20, 2005 and February 3, 2005, shareholders of One Group Mutual Funds approved the redomiciliation of One Group Mutual Funds as a Delaware statutory trust to be called JPMorgan Trust II. The redomiciliation was effective after the close of business on February 18, 2005.

Share Classes

Shares in the Funds of the Trusts are generally offered in multiple classes. The Board of Trustees of JPMT I and JPMT II has authorized the issuance and sale of the following share classes of the Funds:

Fund	Class A	Class B1	Class C	Select Class	Institutional Class	Class R5	Class R2		Class R6
China Region Fund	X		X	X
Emerging Economies Fund	X		X	X		X
Emerging Markets Equity Fund	X	X	X	X	X
Global Opportunities Fund	X		X	X		X	X	[3]	X	[3]
India Fund	X		X	X
International Equity Fund	X	X	X	X		X	X		X
International Opportunities Fund	X	X	X	X	X				X
International Small Cap Equity Fund[2]	X	X	X	X	X
International Value Fund	X	X	X	X	X		X		X

Part I - 2

Fund	Class A	Class B1	Class C	Select Class	Institutional Class	Class R5	Class R2	Class R6
Intrepid European Fund	X	X	X	X	X
Intrepid International Fund	X	X	X	X	X		X
Latin America Fund	X		X	X
Russia Fund	X		X	X
International Equity Index Fund	X	X	X	X	X		X

1	Class B Shares are no longer available for new purchases. Existing shareholders can still reinvest their dividends and exchange their Class C Shares for Class B Shares of other Funds.
2	As of the date of this SAI, the Fund has not started to offer publicly any classes of shares.
3	Class R2 and Class R6 Shares of the Global Opportunities Fund were first offered as of November 1, 2011.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Funds’ executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMT II, J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) (each a “J.P. Morgan Fund,” and together with the Funds, the “J.P. Morgan Funds”). JPMMFG liquidated effective November 29, 2012, and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT, and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” The Trusts’ Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees” and each trustee or director is referred to as a “Trustee.”

The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by J.P. Morgan Private Investment Inc. (JPMPI), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SCR&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Funds is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 3

INVESTMENT POLICIES

The following investment policies have been adopted by the respective Trust with respect to the applicable Funds. The investment policies listed below under the heading “Fundamental Investment Policies”, as well as the investment objective of the International Equity Index Fund, are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of each Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of each of the Funds (including their respective investment objectives for each Fund other than the International Equity Index Fund) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of each Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. With respect to fundamental investment policy (2) and (3), the 1940 Act generally limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” in SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the U.S. Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

In addition, each of the China Region Fund, Emerging Economies Fund, Emerging Markets Equity Fund, India Fund, International Equity Fund, International Equity Index Fund, International Small Cap Equity Fund, Intrepid European Fund, Latin America Fund and Russia Fund has an 80% investment policy which is described in its Prospectus. In calculating assets for the purposes of a Fund’s 80% policy, assets are net assets plus the amount of borrowings for investment purposes. This policy may be changed by the Board of Trustees without shareholder approval. However, each Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Part I - 4

Fundamental Investment Policies.

(1)   (a) The International Value Fund, Emerging Markets Equity Fund, Global Opportunities Fund, Intrepid International Fund, International Opportunities Fund and International Equity Index Fund may not make any investment inconsistent with their classification as a diversified investment company under the 1940 Act;

(b) The Emerging Economies Fund may not purchase securities of any issuer if such purchase would not be consistent with the maintenance of the Fund’s status as a diversified company under the 1940 Act, or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time.

(2)   (a) The International Value Fund, Emerging Markets Equity Fund, International Small Cap Equity Fund, International Opportunities Fund and the Intrepid International Fund may not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

(b) The China Region Fund, Global Opportunities Fund, Emerging Economies Fund, India Fund, International Equity Fund, Intrepid European Fund, Latin America Fund and Russia Fund may not purchase any security of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby), if as a result, more than 25% of that Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry, except as permitted by the SEC. Notwithstanding the foregoing, with respect to a Fund’s permissible futures and options transactions in U.S. government securities, positions in such options and futures shall not be subject to this policy. The International Equity Index Fund may not purchase any securities that would cause more than 25% of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utilities will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (ii) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(3)   (a) The Emerging Markets Equity Fund, International Equity Index Fund, International Value Fund, International Opportunities Fund and the Intrepid International Fund may not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(b) The Intrepid European Fund and International Equity Fund may not issue any senior security (as defined in the 1940 Act) except that (i) a Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations under the 1940 Act or an exemptive order; (ii) a Fund may acquire other securities, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; (iii) subject to the policies set forth above, a Fund may borrow money as authorized by the 1940 Act. For purposes of this policy, collateral arrangements with respect to permissible options and futures transactions, including deposits of initial and variation margin, are not considered to be the issuance of a senior security;

Part I - 5

(c) The China Region Fund, Emerging Economies Fund, Global Opportunities Fund, India Fund, Latin America Fund and Russia Fund may not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(4)   The Funds may not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(5)   (a) The Funds, except Global Opportunities Fund, may not underwrite securities of other issuers, except to the extent that a Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”);

(b) The Global Opportunities Fund may not underwrite securities of other issuers, except to the extent that the Global Opportunities Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

(6)   (a) The International Value Fund, Emerging Markets Equity Fund, International Opportunities Fund, Intrepid International Fund and International Small Cap Equity Fund may not purchase or sell real estate, except that, to the extent permitted by applicable law, these Funds may (a) invest in securities or other instruments directly or indirectly secured by real estate, (b) invest in securities or other instruments issued by issuers that invest in real estate, and (c) (except for the Intrepid International Fund) make direct investments in mortgages;

(b) The China Region Fund, Emerging Economies Fund, Global Opportunities Fund, India Fund, International Equity Fund, International Equity Index Fund, Intrepid European Fund, Latin America Fund and Russia Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business). Investments by a Fund in securities backed by mortgages or real estate or in marketable securities of companies engaged in such activities are not hereby precluded;

(7)   (a) The International Value Fund, Emerging Markets Equity Fund, International Opportunities Fund, Intrepid International Fund and International Small Cap Equity Fund may not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities;

(b) The Intrepid European Fund and International Equity Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; this shall not prevent a Fund from (i) purchasing or selling options on futures contracts or from investing in securities or other instruments backed by physical commodities or (ii) engaging in forward purchase or sales of foreign currencies or securities;

(c) The China Region Fund, Global Opportunities Fund, India Fund, Emerging Economies Fund, International Equity Index Fund, Latin America Fund and Russia Fund may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by regulatory authority having jurisdiction, from time to time.

(8)   (a) The Funds, except for the International Equity Index Fund, may make loans to other persons, in accordance with a Fund’s investment objective and policies and to the extent permitted by applicable law;

(b) The International Equity Index Fund may not make loans, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; (iii) engage in securities lending as described in the Prospectus and the Statement of Additional Information; and (iv) make loans to the extent permitted by an order issued by the SEC.

Part I - 6

(9)   The Intrepid European Fund may not invest in securities which are not traded or have not sought a listing on a stock exchange, over-the-counter market or other organized securities market that is open to the international public and on which securities are regularly traded if, regarding all such securities, more than 10% of its total net assets would be invested in such securities immediately after and as a result of such transaction;

(10)   The Intrepid European Fund may not deal in put options, write or purchase call options, including warrants, unless such options or warrants are covered and are quoted on a stock exchange or dealt in on a recognized market, and, at the date of the relevant transaction: (i) call options written do not involve more than 25%, calculated at the exercise price, of the market value of the securities within the Fund’s portfolio excluding the value of any outstanding call options purchased, and (ii) the cost of call options or warrants purchased does not exceed, in terms of premium, 2% of the value of the net assets of the Fund;

(11)   The Intrepid European Fund may not purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of such issuer to be held by the Fund;

(12)   The International Equity Index Fund may not purchase securities on margin or sell securities short for use of short-term credit necessary for clearance of purchases of portfolio securities;

(13)   The International Equity Index Fund may not purchase participation or other direct interests in oil, gas or mineral exploration or development programs (although investments by the Fund in marketable securities of companies engaged in such activities are not hereby precluded);

(14)   The International Equity Index Fund may not purchase securities of other investment companies except as permitted by the 1940 Act and rules, regulations and applicable exemptive relief thereunder.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, each of the China Region Fund, India Fund, International Equity Fund, Intrepid European Fund, Latin America Fund and Russia Fund may seek to achieve their investment objectives by investing all of their investable assets in another investment company having substantially the same investment objective and policies as the Funds.

For the purposes of investment policy (6)(b) above, real estate includes real estate limited partnerships. For the purposes of investment policy (2)(b) above, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an “industry.” Investment policy (2)(b) above, however, is not applicable to investments by a Fund in municipal obligations where the issuer is regarded as a state, city, municipality or other public authority since such entities are not members of an “industry.” Supranational organizations are collectively considered to be members of a single “industry” for purposes of policy (2)(b) above.

Part I - 7

Non-Fundamental Investment Policies. Each Fund is subject to the following non-fundamental policies which may be changed without shareholder approval.

(1)   None of the Funds may acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of a Fund’s net assets would be in investments which are illiquid;

(2)   None of the Funds, except for the International Equity Index Fund, China Region Fund, India Fund, Latin America Fund and Russia Fund may make short sales of securities other than short sales “against the box”, maintain a short position, or purchase securities on margin except for short-term credits necessary for clearance of portfolio transactions, provided that this policy will not be applied to limit the use of options, futures contracts and relation options, in the manner otherwise permitted by the investment restrictions, policies and investment program of a Fund. No Fund has the current intention of making short sales against the box. This policy shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)   Each of the Funds may not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(4)   Each of the Intrepid European Fund and International Equity Fund may not, with respect to 50% of its assets, hold more than 10% of the outstanding voting securities of any issuer;

(5)   The Intrepid European Fund and International Equity Fund may not purchase or sell interests in oil, gas or mineral leases;

(6)   The Intrepid European Fund and International Equity Fund may not write, purchase or sell any put or call option or any combination thereof, provided that this shall not prevent (i) the writing, purchasing or selling of puts, calls or combinations thereof with respect to portfolio securities or (ii) with respect to a Fund’s permissible futures and options transactions, the writing, purchasing, ownership, holding or selling of futures and options positions or of puts, calls or combinations thereof with respect to futures;

(7)   Each of the Intrepid European Fund and International Equity Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of the securities of any one investment company or invest more than 10% of its total assets in the securities of other investment companies; and

(8)   None of the Funds may acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

For investment policy purposes for the Intrepid European Fund and International Equity Fund, the issuer of a tax exempt security is deemed to be the entity (public or private) ultimately responsible for the payment of the principal of and interest on the security.

Part I - 8

With respect to the Intrepid European Fund, as a matter of non-fundamental policy, to the extent permitted under applicable law, the above policies do not apply to the following investments (“OECD investments”): (i) any security issued by or the payment of principal and interest on which is guaranteed by the government of any member state of the Organization for Economic Cooperation and Development (“OECD country”); and (ii) any fixed income security issued in any OECD country by any public or local authority or nationalized industry or undertaking of any OECD country or anywhere in the world by the International Bank for Reconstruction and Development, European Investment Bank, Asian Development Bank or any body which is, in the Trustees’ opinion, of similar standing. However, no investment may be made in any OECD investment of any one issue if that would result in the value of a Fund’s holding of that issue exceeding 30% of the net asset value of the Fund and, if the Fund’s portfolio consists only of OECD investments, those OECD investments shall be of at least six different issues.

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

FUND NAME	FUND CODE
China Region Fund	1
Emerging Economies Fund	2
Emerging Markets Equity Fund	3
Global Opportunities Fund	4
India Fund	5
International Equity Fund	6
International Opportunities Fund	7
International Small Cap Equity Fund	8
International Value Fund	9
Intrepid European Fund	10
Intrepid International Fund	11
Latin America Fund	12
Russia Fund	13
International Equity Index Fund	14

Instrument	Fund Code	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	2, 5, 6, 10	Mortgage-Related Securities

Part I - 9

Instrument	Fund Code	Part II Section Reference
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.	2, 5, 6, 10	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	2, 5, 6, 10	Auction Rate Securities
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1-14	Bank Obligations
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	1-14	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	1-14	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. The Funds will sell only covered call and secured put options.	1-14	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	2-12, 14	Commercial Paper

Part I - 10

Instrument	Fund Code	Part II Section Reference
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	2, 3, 5-12, 14	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	1-14	Equity Securities, Warrants and Rights
Common Stock, Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	1-14	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	1-14	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1-14	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	1, 2, 4, 5, 6, 10, 12, 13	Swaps and Related Swap Products
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	2, 5, 6, 10	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	2, 4, 5, 6, 10	Demand Features

Part I - 11

Instrument	Fund Code	Part II Section Reference
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	1-14	Foreign Investments (including Foreign Currencies)
Exchange Traded Fund (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.	1-14	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against interest rate and currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and interest rate and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	1-14	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	1-14	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but are deemed by a Fund’s adviser to be of comparable quality.	1, 2, 4, 5, 6, 10, 12, 13	Debt Instruments
Inflation-Linked Debt Securities: Include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	2, 5, 6, 10	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	1-14	Equity Securities, Warrants and Rights

Part I - 12

Instrument	Fund Code	Part II Section Reference
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	1-14	Miscellaneous Investment Strategies and Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	2, 5, 6	Inverse Floating and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	1-14	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in all or a portion of loans to corporations or to governments, including governments in less developed countries.	2, 5, 6, 10	Loans
Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange.	2, 3, 5-11, 14	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	2, 5, 6, 10	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans, such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.	5, 6, 10	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	5, 6, 10	Mortgage-Related Securities

Part I - 13

Instrument	Fund Code	Part II Section Reference
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	5, 6, 10	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1-14	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1-14	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities, and (b) futures contracts on securities and indexes of fixed income securities.	1-14	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	1-14	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	1-14	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	1-12, 14	Real Estate Investment Trusts

Part I - 14

Instrument	Fund Code	Part II Section Reference
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1-14	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	1-14	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	1-14	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1-7, 9-10, 12-14	Securities Lending
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	2-14	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	2, 3, 6-11, 14	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1-14	Foreign Investments (including Foreign Currencies)

Part I - 15

Instrument	Fund Code	Part II Section Reference
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	2, 5, 6, 10	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.	2, 3, 5-11, 14	Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	1, 2, 4-14	Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	2, 5, 6, 10	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1-14	Miscellaneous Investment Strategies and Risks
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	2, 3, 5-11, 14	Treasury Receipts

Part I - 16

Instrument	Fund Code	Part II Section Reference
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	2-11, 14	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupon Under Book-Entry Safekeeping (“CUBES”).	1-14	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.	2, 4-6, 10, 11, 14	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	1-14	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	2, 5, 6, 10, 11, 14	Debt Instruments

Part I - 17

INVESTMENT PRACTICES FOR THE INTERNATIONAL EQUITY INDEX FUND

Foreign Currency Transactions

Although the Fund has no current intention to do so, the Fund may write covered call options on up to 100% of the currencies in its portfolio to offset some of the costs of hedging against fluctuations in currency exchange rates.

The Fund will not speculate in foreign currency options, futures or related options or currency swap contracts. Accordingly, the Fund will not hedge a currency substantially in excess (as determined by the Adviser) of the market value of the securities denominated in such currency which they own, the expected acquisition price of securities which they have committed or anticipate to purchase which are denominated in such currency, and, in the cases of securities which have been sold by the Fund but not yet delivered, the proceeds thereof in its denominated currency. Further, the Fund will earmark and reserve, at its custodian or sub-custodians, U.S. government or other high quality liquid securities having a market value representing any subsequent net decrease in the market value of such hedged positions including net positions with respect to cross-currency hedges. The Fund may not incur potential net liabilities with respect to currency and securities positions, including net liabilities with respect to cross-currency hedges, of more than 33 1/3% of its total assets from foreign currency options, futures, related options and forward currency transactions.

For a more complete discussion see the “Foreign Investments (including Foreign Currencies)” section in Part II of this SAI.

Index Investing

It is anticipated that the approach that will be employed by the Fund will be an effective method of substantially tracking percentage changes in the Gross Domestic Product (“GDP”) weighted Morgan Stanley Capital International Europe, Australasia, Far East Index (the “International Index” or “MSCI EAFE GDP Index”). The Fund will attempt to achieve a correlation between the performance of its portfolio and that of the International Index of at least 0.90, without taking into account expenses. It is a reasonable expectation that there will be a close correlation between the Fund’s performance and that of the International Index in both rising and falling markets. A correlation of 1.00 would indicate perfect correlation, which would be achieved when the Fund’s net asset value, including the value of its dividend and capital gains distributions, increases or decreases in exact proportion to changes in the International Index. The Fund’s ability to correlate its performance with the International Index, however, may be affected by, among other things, changes in securities markets, the manner in which the International Index is calculated by Morgan Stanley Capital International (“MSCI”) and the timing of purchases and redemptions. In the future, the Trustees of the Trust, subject to the approval of Shareholders, may select another index if such a standard of comparison is deemed to be more representative of the performance of common stocks.

MSCI computes and publishes the International Index. MSCI also computes the country weights which are established based on annual GDP data. GDP is defined as a country’s Gross National Product, or total output of goods and services, adjusted by the following two factors: net labor income (labor income of domestic residents working abroad less labor income of foreigners working domestically) plus net interest income (interest income earned from foreign investments less interest income earned from domestic investments by foreigners). Country weights are thus established in proportion to the size of their economies as measured by GDP, which results in a more uniform distribution of capital across the EAFE markets (i.e., Europe, Australasia, Far East) than if capitalization weights were used as the basis. The country weights within the International Index are systematically rebalanced annually to the most recent GDP weights.

Part I - 18

MSCI chooses the stocks to be included in the International Index largely on a statistical basis. Inclusion of a stock in the International Index is not intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied upon as such. The International Index is determined, composed and calculated by MSCI without regard to the Fund. MSCI is neither a sponsor of, nor in any way affiliated with, the Fund. MSCI makes no representation or warranty, expressed or implied, on the advisability of investing in the Fund or as to the ability of the International Index to track general stock market performance. MSCI each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively the “MSCI Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. “MSCI EAFE Index” and “MSCI EAFE GDP Index” are service marks of MSCI.

Limitations on purchases of securities. In addition to restrictions imposed on the Fund under the 1940 Act, the Adviser may be restricted from purchasing securities for the Fund due to various regulatory requirements applicable to such securities. Such regulatory requirements (e.g., regulations applicable to banking entities, insurance companies and public utility holdings companies) may limit the amount of securities that may be owned by accounts over which the Adviser or its affiliates have discretionary authority or control. As a result, there may be times when the Adviser is unable to purchase securities that would otherwise be purchased to replicate the applicable index.

Limitations on the Use of Options. The Fund will limit the writing of put and call options to 25% of its net assets. Some Funds may enter into over-the-counter option transactions. There will be an active over-the-counter market for such options which will establish their pricing and liquidity. Broker-dealers with whom a Trust will enter into such option transactions shall have a minimum net worth of $20,000,000.

Use of When-Issued Securities and Forward Commitments. The Fund intends to purchase “when issued” securities only for the purpose of acquiring portfolio securities, not for speculative purposes. Because the Fund will set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described under the heading “When-Issued Securities, Delayed Delivery Securities and Forward Commitments” in Part II of this SAI, the Fund’s liquidity and the ability of its Adviser to manage the Fund might be affected in the event its commitments to purchase when-issued securities ever exceeded 40% of the value of its assets. Commitments to purchase when-issued securities will not, under normal market conditions, exceed 25% of the Fund’s total assets. The Fund may dispose of a when-issued security or forward commitment prior to settlement if the Fund’s Adviser deems it appropriate to do so.

DIVERSIFICATION

JPMT I is a registered management investment company and the Emerging Economies Fund, the Emerging Markets Equity Fund, the Global Opportunities Fund, the International Equity Fund, the International Opportunities Fund, the International Small Cap Equity Fund, the International Value Fund, the Intrepid European Fund and the Intrepid International Fund are diversified series of JPMT I. The China Region Fund, the India Fund, the Latin America Fund and the Russia Fund are non-diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

Part I - 19

QUALITY DESCRIPTION

At the time a Fund invests in any commercial paper, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody’s Investor Service Inc. (“Moody’s”) or Standard & Poor’s (“S&P”) and the issuer’s parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody’s or A-1 by S&P, or if no such ratings are available, the investment must be of comparable quality in the Adviser’s opinion. At the time a Fund invests in any other short-term debt securities, they must be rated A or higher by Moody’s or S&P, or if unrated, the investment must be of comparable quality in the Adviser’s opinion.

In determining suitability of investment in a particular unrated security, the Adviser takes into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer, and other relevant conditions, such as comparability to other issuers.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. Higher portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. High portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distribution and Tax Matters” section in Part II of this SAI.

The table below sets forth the Funds’ portfolio turnover rates for the two most recently completed fiscal years.

	Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
China Region Fund	83%	85%
Emerging Economies Fund	84%	72%
Emerging Markets Equity Fund	9%	20%
Global Opportunities Fund	120%	100%
India Fund	41%	45%
International Equity Fund	18%	5%
International Equity Index Fund	40%	19%
International Opportunities Fund	76%	45%
International Small Cap Equity Fund*	N/A	N/A
International Value Fund	60%	62%
Intrepid European Fund	360%	297%
Intrepid International Fund	79%	46%
Latin America Fund	53%	49%
Russia Fund	31%	41%

*	As of the date of this SAI, the Fund had not yet commenced operations.

Part I - 20

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: Audit and Valuation Committee, Compliance Committee, Governance Committee and Investment Committee.

During the fiscal year ended October 31, 2012, the Audit and Valuation Committee met          times, the Compliance Committee met          times, the Governance Committee and met          times, and each Investments Sub-Committee met          times. For a more complete discussion, see the “Trustee” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2012, in the Funds and each Trustee’s aggregate dollar range of ownership in any Funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Dollar Range of Equity Securities in China Region Fund	Dollar Range of Equity Securities in Emerging Economies Fund	Dollar Range of Equity Securities in Emerging Markets Equity Fund	Dollar Range of Equity Securities in India Fund
Independent Trustees
John F. Finn	None	Over $100,000	Over $100,000	None
Dr. Matthew Goldstein	None	None	None	None
Robert J. Higgins	None	None	None	None
Peter C. Marshall	None	None	$10,001–$50,000	None
Mary E. Martinez(3)	None	None	None	None
Marilyn McCoy	None	None	Over $100,000	None
Mitchell M. Merin(3)	None	None	None	None
William G. Morton, Jr.	None	None	$50,001–$100,000	None
Dr. Robert A. Oden, Jr.	None	None	None	None
Marian U. Pardo(4)	None	None	None	None
Frederick W. Ruebeck	None	None	None	None
James J. Schonbachler	None	None	None	None

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	None	None	None

Part I - 21

Name of Trustee	Dollar Range of Equity Securities in International Equity Fund	Dollar Range of Equity Securities in Global Opportunities Fund	Dollar Range of Equity Securities in International Opportunities Fund	Dollar Range of Equity Securities in International Small Cap Equity Fund	Dollar Range of Equity Securities in International Value Fund
Independent Trustees
John F. Finn	None	None	None	None	None
Dr. Matthew Goldstein	None	None	None	None	None
Robert J. Higgins	None	None	Over $100,000	None	Over $100,000
Peter C. Marshall	None	None	None	None	None
Mary E. Martinez(3)	None	None	None	None	None
Marilyn McCoy	None	None	None	None	None
Mitchell M. Merin(3)	None	None	None	None	None
William G. Morton, Jr.	None	None	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None	None	None
Marian U. Pardo(4)	None	None	None	None	None
Frederick W. Ruebeck	None	None	None	None	None
James J. Schonbachler	None	None	None	None	None

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	None	None	None	None

Name of Trustee	Dollar Range of Equity Securities in Intrepid European Fund	Dollar Range of Equity Securities in Intrepid International Fund	Dollar Range of Equity Securities in Latin America Fund	Dollar Range of Equity Securities in Russia Fund
Independent Trustees
John F. Finn	None	None	None	None
Dr. Matthew Goldstein	None	None	None	None
Robert J. Higgins	None	None	None	None
Peter C. Marshall	None	None	None	None
Mary E. Martinez(3)	None	None	None	None
Marilyn McCoy	None	None	None	None
Mitchell M. Merin(3)	None	None	None	None
William G. Morton, Jr.	None	None	None	None
Dr. Robert A. Oden, Jr.	None	None	None	None
Marian U. Pardo(4)	None	None	None	None
Frederick W. Ruebeck	None	None	None	None
James J. Schonbachler	None	None	None	None

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	None	None	None

Part I - 22

Name of Trustee	Dollar Range of Equity Securities in International Equity Index Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez(3)	None	None
Marilyn McCoy	Over $100,000	Over $100,000
Mitchell M. Merin(3)	None	None
William G. Morton, Jr.	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo(4)	None	$50,001-$100,000(5)
Frederick W. Ruebeck	Over $100,000	Over $100,000
James J. Schonbachler	None	Over $100,000

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds) including JPMMFG which liquidated November 29, 2012 and is in the process of winding up its affairs.
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013.
(4)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013.
(5)	Over $100,000 as of February 5, 2013.

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees will pay each Trustee an annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000 and from December 1, 2011 through February 29, 2012, the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bore expenses related to administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by each of the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

Part I - 23

Aggregate Trustee Compensation Paid by the Funds

Name of Trustee	JPMorgan China Region Fund	JPMorgan Emerging Economies Fund	JPMorgan Emerging Markets Equity Fund
Independent Trustees
John F. Finn	$6	$241	$1,397
Dr. Matthew Goldstein	7	285	1,651
Robert J. Higgins	7	285	1,651
Peter C. Marshall	7	307	1,778
Mary E. Martinez(2)	1	44	237
Marilyn McCoy	7	285	1,651
Mitchell M. Merin(2)	1	44	237
William G. Morton, Jr.	6	241	1,397
Dr. Robert A. Oden, Jr.	6	241	1,397
Marian U. Pardo(3)	1	44	237
Frederick W. Ruebeck	7	285	1,651
James J. Schonbachler	6	282	1,631

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	6	241	1,397

Name of Trustee	JPMorgan Global Opportunities Fund	JPMorgan India Fund	JPMorgan International Equity Fund
Independent Trustees
John F. Finn	$3	$10	$554
Dr. Matthew Goldstein	3	11	655
Robert J. Higgins	3	11	655
Peter C. Marshall	4	12	706
Mary E. Martinez(2)	1	1	108
Marilyn McCoy	3	11	655
Mitchell M. Merin(2)	1	1	108
William G. Morton, Jr.	3	10	554
Dr. Robert A. Oden, Jr.	3	9	554
Marian U. Pardo(3)	1	1	108
Frederick W. Ruebeck	3	11	655
James J. Schonbachler	3	11	648

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	3	10	554

Name of Trustee	JPMorgan International Opportunities Fund	JPMorgan International Small Cap Equity Fund(10)	JPMorgan International Value Fund
Independent Trustees
John F. Finn	$410	N/A	$1,329
Dr. Matthew Goldstein	485	N/A	1,571
Robert J. Higgins	485	N/A	1,571
Peter C. Marshall	522	N/A	1,692
Mary E. Martinez(2)	83	N/A	235
Marilyn McCoy	485	N/A	1,571
Mitchell M. Merin(2)	83	N/A	235
William G. Morton, Jr.	410	N/A	1,329
Dr. Robert A. Oden, Jr.	410	N/A	1,329
Marian U. Pardo(3)	83	N/A	235
Frederick W. Ruebeck	485	N/A	1,571
James J. Schonbachler	480	N/A	1,551

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	410	N/A	1,329

Part I - 24

Name of Trustee	JPMorgan Intrepid European Fund	JPMorgan Intrepid International Fund	JPMorgan Latin America Fund
Independent Trustees
John F. Finn	$72	$179	$49
Dr. Matthew Goldstein	85	212	58
Robert J. Higgins	85	212	58
Peter C. Marshall	92	228	63
Mary E. Martinez(2)	14	34	9
Marilyn McCoy	85	212	58
Mitchell M. Merin(2)	14	34	9
William G. Morton, Jr.	72	179	49
Dr. Robert A. Oden, Jr.	72	179	49
Marian U. Pardo(3)	14	34	9
Frederick W. Ruebeck	85	212	58
James J. Schonbachler	84	210	58

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	72	179	49

Name of Trustee	JPMorgan Russia Fund	JPMorgan International Equity Index Fund	Total Compensation Paid From Fund Complex(1)(9)
Independent Trustees
John F. Finn	$6	$371	$275,000	(4)
Dr. Matthew Goldstein	7	438	325,000
Robert J. Higgins	7	438	325,000	(5)
Peter C. Marshall	7	472	350,000
Mary E. Martinez(2)	1	61	45,833	(2)
Marilyn McCoy	7	438	325,000
Mitchell M. Merin(2)	1	61	45,833	(2)
William G. Morton, Jr.	6	371	275,000
Dr. Robert A. Oden, Jr.	6	371	275,000	(6)
Marian U. Pardo(3)	1	61	45,833	(3)
Frederick W. Ruebeck	7	438	325,000	(7)
James J. Schonbachler	7	433	320,833	(8)

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	6	371	275,000

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds) including JPMMFG which liquidated November 29, 2012 and is in the process of winding up its affairs.
(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.
(7)	Includes $130,000 of Deferred Compensation.
(8)	Includes $64,167 of Deferred Compensation.
(9)	William J. Armstrong, Fergus Reid III, and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid from Fund Complex	Amount of Deferred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid, III	$500,000	Includes $100,000 of Deferred Compensation
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation

(10)	As of the date of this SAI, the Fund has not yet commenced operations.

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

Part I - 25

INVESTMENT ADVISER

Investment Advisory Fees

For the fiscal periods indicated, the Funds paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees (amounts waived are in parentheses) (amounts in thousands):

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
Fund	Paid	Waived	Paid	Waived	Paid	Waived
China Region Fund	$1	($179)	$23	($142)	$—	($109)
Emerging Economies Fund	—	(63)	2,105	(40)	3,687	(102)
Emerging Markets Equity Fund	10,904	(88)	19,797	(223)	21,862	(94)
Global Opportunities Fund	—	(22)	—	(40)	—	(27)
India Fund	10	(209)	96	(191)	—	(186)
International Equity Fund	3,591	(1,103)	4,134	(1,448)	5,850	(1,126)
International Opportunities Fund	1,470	(15)	2,507	(25)	3,843	(31)
International Small Cap Equity Fund*	N/A	N/A	N/A	N/A	N/A	N/A
International Value Fund	9,923	(154)	10,954	(494)	12,265	(265)
Intrepid European Fund	978	(231)	750	(133)	539	(196)
Intrepid International Fund	2,103	(249)	1,707	(55)	2,300	(100)
Latin America Fund	51	(147)	642	(75)	779	(33)
Russia Fund	106	(200)	121	(173)	—	(115)
International Equity Index Fund**	4,179	(23)	3,709	(16)	3,096	(109)

*	As of the date of this SAI, the Fund had not yet commenced operations.
**	Until January 1, 2010, investment advisory fees were paid to JPMIA; beginning January 1, 2010, the fees were paid to JPMIM.

For a more complete discussion, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2012:

Part I - 26

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
China Region Fund
Howard Wang	0	$0	5	$1,071,463	0	$0
Emerson Yip	1	94,170	6	725,848	3	552,565

Emerging Economies Fund
Anuj Arora	5	993,389	5	468,427	10	3,989,600
Leon Eidelman	0	0	3	450,572	1	218,032
George Iwanicki, Jr.	6	1,008,495	5	468,427	10	3,989,600

Emerging Markets Equity Fund
Austin Forey	1	854,386	9	12,273,991	3	895,930
Richard Titherington	2	869,492	7	3,535,291	0	0
Leon Eidelman	1	444,526	3	450,572	1	218,032
Amit Mehta	0	0	0	0	0	0

Global Opportunities Fund
Jeroen Huysinga	8	2,096,336	6	4,206,547	11	1,547,179
Georgina Perceval Maxwell	7	1,786,406	5	451,915	5	609,558
Gerd Woort-Menker	12	6,563,252	5	1,058,900	1	65,747

Part I - 27

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
India Fund
Rukshad Shroff	0	$0	3	$2,643,340	3	$500,294
Rajenda Nair	0	0	5	1,724,772	0	0

International Equity Fund
James Fisher	3	497,389	9	3,992,096	16	4,438,283
Thomas Murray	5	597,713	9	3,992,096	16	4,438,283

International Opportunities Fund
Jeroen Huysinga	8	1,266,791	6	4,206,547	11	1,547,179

International Small Cap Equity
Howard Williams	1	345,747	6	938,479	14	3,870,013
Sandeep Bhargava	2	504,866	10	3,729,763	4	816,839

International Value Fund
Gerd Woort-Menker	12	4,284,497	5	1,058,900	1	65,747

Intrepid European Fund
Jonathan Ingram	0	0	9	1,124,713	0	0
John Baker	0	0	11	1,494,034	0	0
Anis Lahlou-Abid	0	0	5	477,982	0	0

Intrepid International Fund
Sandeep Bhargava	1	159,119	10	3,729,763	4	816,839
Howard Williams	0	0	6	938,479	14	3,870,013

Part I - 28

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Latin America Fund
Luis Carrillo	0	$0	3	$1,645,971	2	$280,140
Sophie Bosch	0	0	0	0	0	0
Sebastian Luparia	0	0	1	49,081	1	92,776

Russia Fund
Oleg Biryulyov	0	0	11	4,352,667	0	0
Vitaly Kazakov	0	0	1	483,036	0	0

International Equity Index Fund
Beltran Lastra	0	0	0	0	0	0

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
China Region Fund
Howard Wang	0	$0	1	$8,838	0	$0
Emerson Yip	0	0	0	0	0	0

Emerging Economies Fund
Anuj Arora	0	0	2	1,158,546	2	766,240
Leon Eidelman	0	0	2	174,313	2	424,462
George Iwanicki, Jr.	0	0	2	1,158,546	2	766,240

Part I - 29

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Emerging Markets Equity Fund
Austin Forey	0	$0	0	$0	3	$1,095,420
Richard Titherington	0	0	3	497,513	1	134,538
Leon Eidelman	0	0	2	174,313	2	424,462
Amit Mehta

Global Opportunities Fund
Jeroen Huysinga	0	0	0	0	1	76,081
Georgina Perceval Maxwell	0	0	0	0	2	2,242,862
Gerd Woort-Menker	0	0	0	0	0	0

India Fund
Rukshad Shroff	0	0	0	0	0	0
Rajenda Nair	0	0	0	0	0	0

International Equity Fund
James Fisher	0	0	0	0	3	466,122
Thomas Murray	0	0	0	0	3	466,122

International Opportunities Fund
Jeroen Huysinga	0	0	0	0	1	76,081

International Small Cap Equity
Howard Williams	0	0	0	0	0	0
Sandeep Bhargava	0	0	1	76,695	2	156,047

International Value Fund
Gerd Woort-Menker	0	0	0	0	0	0

Intrepid European Fund
Jonathan Ingram	0	0	2	549,995	0	0
John Baker	0	0	2	549,995	0	0
Anis Lahlou-Abid	0	0	2	549,995	0	0

Part I - 30

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Intrepid International Fund
Sandeep Bhargava	0	$0	1	$76,695	2	$156,047
Howard Williams	0	0	0	0	0	0

Latin America Fund
Luis Carrillo	0	0	2	675,979	1	136,304
Sophie Bosch	0	0	0	0	0	0
Sebastian Luparia	0	0	2	675,979	0	0

Russia Fund
Oleg Biryulyov	0	0	1	401,317	0	0
Vitaly Kazakov	0	0	0	0	0	0

International Equity Index Fund
Beltran Lastra	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of October 31, 2012:

Dollar Range of Securities in the Fund
Fund	Name	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000

China Region Fund	Howard Wang	X
	Emerson Yip	X

Emerging Economies Fund	Anuj Arora				X
	Leon Eidelman			X
	George Iwanicki, Jr.			X

Part I - 31

Dollar Range of Securities in the Fund
Fund	Name	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Emerging Markets Equity Fund	Austin Forey	X
	Richard Titherington	X
	Leon Eidelman	X
	Amit Mehta	X

Global Opportunities Fund	Jeroen Huysinga	X
	Georgina Perceval Maxwell	X
	Gerd Woort-Menker	X

India Fund	Rukshad Shroff	X
	Rajenda Nair	X

Intrepid European Fund	Johnathan Ingram	X
	John Baker	X
	Anis Lahlou-Abid	X

International Equity Fund	James Fisher	X
	Thomas Murray	X

International Opportunities Fund	Jeroen Huysinga	X

International Small Cap Equity Fund	Howard Williams	X
	Sandeep Bhargava	X

International Value Fund	Gerd Woort-Menker			X

Part I - 32

Dollar Range of Securities in the Fund
Fund	Name	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Intrepid International Fund	Sandeep Bhargava	X
	Howard Williams	X

Latin America Fund	Luis Carrillo	X
	Sophie Bosch	X
	Sebastian Luparia	X

Russia Fund	Oleg Biryulyov	X
	Vitaly Kazakov	X

International Equity Index Fund	Beltran Lastra	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administrative services and co-administration fees paid by the Funds to JPMorgan Funds Management, Inc. (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
Fund	Paid	Waived	Paid	Waived	Paid	Waived
China Region Fund	$—	($13)	$1	($11)	$—	($8)
Emerging Economies Fund	—	(6)	190	—	103	(227)
Emerging Markets Equity Fund	1,020	—	1,778	—	1,916	—
Global Opportunities Fund	—	(3)	—	(4)	—	(4)
India Fund	4	(12)	3	(17)	—	(13)
International Equity Fund	546	—	620	—	159	(601)
International Equity Index Fund	578	(134)	497	(105)	509	—

Part I - 33

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
Fund	Paid	Waived	Paid	Waived	Paid	Waived
International Opportunities Fund	$230	$—	$375	$—	$559	($4)
International Small Cap Equity Fund*	N/A	N/A	N/A	N/A	N/A	N/A
International Value Fund	1,563	—	1,694	—	1,517	(305)
Intrepid European Fund	90	(83)	21	(100)	23	(76)
Intrepid International Fund	66	(193)	21	(163)	15	(231)
Latin America Fund	3	(15)	63	—	52	(16)
Russia Fund	3	(20)	3	(18)	—	(8)

*	As of the date of this SAI, the Fund had not yet commenced operations.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Funds to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2012:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
China Region Fund	$536.00	$485.00	$25.00	$19,433.00
Emerging Economies Fund	—	797.00	—	87,907.00
Emerging Markets Equity Fund	37,106.00	24,361.00	171.00	1,039,124.00
Global Opportunities Fund	342.00	430.24	10.72	6,571.88
India Fund	887.94	1,463.40	—	46,696.44
International Equity Fund	10,849.35	6,713.33	238.90	387,484.40
International Equity Index Fund	63,587.85	11,589.41	144.69	376,833.32
International Opportunities Fund	1,852.45	1,357.91	9.72	138,957.45
International Small Cap Equity Fund**	—	—	—	—
International Value Fund	17,836.19	10,485.57	25.00	430,153.97
Intrepid European Fund	2,851.40	20,116.12	137.06	286,647.38
Intrepid International Fund	416.67	241.57	—	85,173.69
Latin America Fund	12,454.55	8,448.41	100.15	61,925.38
Russia Fund	1,468.31	2,672.15	82.90	38,749.93

*	Fees paid by the Funds pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.
**	As of the date of this SAI, the Fund had not yet commenced operations.

The following table sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds with respect to the fiscal periods, as indicated below:

Part I - 34

	Fiscal Year Ended October 31,
Fund	2010	2011	2012
China Region Fund	$2,814	$4,050	$536.00
Emerging Economies Fund	—	1,757	—
Emerging Markets Equity Fund	72,134	68,917	37,106.00
Global Opportunities Fund	95	1,357	342.00
India Fund	17,078	7,622	887.94
International Equity Fund	15,756	6,873	10,849.35
International Equity Index Fund	68,365	58,241	63,587.85
International Opportunities Fund	2,734	4,125	1,852.45
International Small Cap Equity Fund*	—	—	—
International Value Fund	18,938	7,317	17,836.19
Intrepid European Fund	7,643	5,403	2,851.40
Intrepid International Fund	1,983	1,098	416.67
Latin America Fund	10,175	14,298	12,454.55
Russia Fund	8,754	2,594	1,468.31

*	As of the date of this SAI, the Fund had not yet commenced operations.

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Funds paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated (amounts in thousands):

Fund	Fiscal Year Ended 10/31/10			Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
	Paid		Waived	Paid	Waived	Paid		Waived

China Region Fund
Class A Shares	$12		$—	$11	$—	$8		$—
Class C Shares	22		—	17	—	11		—

Emerging Economies Fund
Class A Shares	—	^	—	51	—	78		—
Class C Shares	1		—	1	—	10		—

Emerging Markets Equity Fund
Class A Shares	451		—	713	—	663		—
Class B Shares	80		—	71	—	51		—
Class C Shares	225		—	346	—	325		—

Global Opportunities Fund
Class A Shares	—	^	—	4	—	3		—
Class C Shares	1		—	3	—	3		—
Class R2 Shares*	N/A		N/A	N/A	N/A	—	^	—

Part I - 35

	Fiscal Year Ended 10/31/10			Fiscal Year Ended 10/31/11			Fiscal Year Ended 10/31/12
Fund	Paid		Waived	Paid		Waived	Paid		Waived
India Fund
Class A Shares	$23		$—	$30		$—	$19		$—
Class C Shares	36		—	50		—	28		—

Intrepid European Fund
Class A Shares	244		—	194		—	172		—
Class B Shares	84		—	64		—	41		—
Class C Shares	147		—	113		—	74		—

Intrepid International Fund
Class A Shares	70		—	90		—	78		—
Class C Shares	11		—	10		—	7		—
Class R2 Shares	—	^	—	1		—	—	^	—

International Equity Fund
Class A Shares	319		—	333		—	230		—
Class B Shares	37		—	28		—	18		—
Class C Shares	171		—	174		—	137		—
Class R2 Shares	—	^	—	—	^	—	2		—

International Opportunities Fund
Class A Shares	35		—	81		—	131		—
Class B Shares	10		—	7		—	4		—
Class C Shares	6		—	6		—	4		—

International Small Cap Equity Fund**
Class A Shares	N/A		N/A	N/A		N/A	N/A		N/A
Class B Shares	N/A		N/A	N/A		N/A	N/A		N/A

International Value Fund
Class A Shares	346		—	343		—	289		—
Class B Shares	43		—	34		—	23		—
Class C Shares	137		—	142		—	114		—
Class R2 Shares	2		—	5		—	4		—

Latin America Fund
Class A Shares	23		—	35		—	36		—
Class C Shares	22		—	33		—	26		—

Russia Fund
Class A Shares	30		—	24		—	10		—
Class C Shares	49		—	53		—	29		—

International Equity Index Fund
Class A Shares	291		—	299		—	233		—
Class B Shares	53		—	41		—	26		—
Class C Shares	129		—	136		—	115		—
Class R2 Shares	1		—	1		—	3		—

^	Amount rounds to less than $1,000.
*	The Class R2 Shares commenced operations on 11/1/11.

Part I - 36

**	As of the date of this SAI, the Fund had not yet commenced operations.

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value (“NAV”) of Fund shares owned by or for shareholders):

Select Class, Class A, Class B, Class C and Class R2	0.25%
Institutional Class	0.10%
Class R5	0.05%

The table below sets forth the fees paid to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10			Fiscal Year Ended 10/31/11			Fiscal Year Ended 10/31/12
	Paid		Waived	Paid		Waived	Paid	Waived
China Region Fund
Class A Shares	$10		($2)	$8		($3)	$3	($5)
Class C Shares	5		(2)	5		(1)	2	(2)
Select Class Shares	14		(3)	13		(3)	4	(6)

Emerging Economies Fund
Class A Shares	—	^	— ^	51		—	68	(10)
Class C Shares	—	^	— ^	—	^	— ^	2	(1)
Select Class Shares	13		(3)	151		(2)	169	(26)
Class R5 Shares	—	^	— ^	66		—	37	(97)

Emerging Markets Equity Fund
Class A Shares	451		—	713		—	663	—
Class B Shares	27		—	23		—	17	—
Class C Shares	75		—	115		—	109	—
Institutional Class Shares	338		(62)	488		(82)	584	(9)
Select Class Shares	1,195		—	2,729		—	3,217	—

Global Opportunities Fund
Class A Shares	—	^	—	3		(1)	3	—
Class C Shares	—	^	—	1		—	1	—

Part I - 37

	Fiscal Year Ended 10/31/10			Fiscal Year Ended 10/31/11			Fiscal Year Ended 10/31/12
	Paid		Waived	Paid		Waived	Paid		Waived
Select Class Shares	$5		($1)	$6		($1)	$7		$—
Class R2 Shares*	N/A		N/A	N/A		N/A	—	^	—
Class R5 Shares	—	^	—	—	^	— ^	—	^	—

India Fund
Class A Shares	18		(5)	24		(6)	9		(10)
Class C Shares	10		(2)	13		(4)	4		(5)
Select Class Shares	7		(2)	9		(2)	3		(6)

Intrepid European Fund
Class A Shares	244		—	194		—	171		(1)
Class B Shares	28		—	21		—	14		—
Class C Shares	49		—	38		—	24		—
Institutional Class Shares	—		(25)	3		(11)	—		(13)
Select Class Shares	81		—	52		—	40		—

International Equity Fund
Class A Shares	255		(64)	328		(5)	230		—
Class B Shares	12		—	10		—	6		—
Class C Shares	57		—	58		—	46		—
Select Class Shares	506		(127)	548		(10)	481		—
Class R2 Shares	—	^	— ^	—	^	— ^	1		—
Class R5 Shares	—		(89)	23		(10)	29		—

International Opportunities Fund
Class A Shares	35		—	81		—	131		—
Class B Shares	3		—	2		—	1		—
Class C Shares	2		—	2		—	2		—
Institutional Class Shares	127		(76)	79		(2)	39		—
Select Class Shares	69		(2)	81		—	72		—

International Small Cap Equity Fund**
Class A Shares	N/A		N/A	N/A		N/A	N/A		N/A
Class B Shares	N/A		N/A	N/A		N/A	N/A		N/A
Select Class Shares	N/A		N/A	N/A		N/A	N/A		N/A
Institutional Class Shares	N/A		N/A	N/A		N/A	N/A		N/A

International Value Fund
Class A Shares	346		—	343		—	289		—
Class B Shares	14		—	11		—	8		—
Class C Shares	46		—	47		—	38		—
Class R2 Shares	1		—	2		—	2		—
Institutional Class Shares	301		(98)	509		(9)	589		—
Select Class Shares	2,793		—	3,071		—	3,368		—

Part I - 38

	Fiscal Year Ended 10/31/10			Fiscal Year Ended 10/31/11			Fiscal Year Ended 10/31/12
	Paid		Waived	Paid		Waived	Paid		Waived
Intrepid International Fund
Class A Shares	$70		$—	$90		$—	$78		$—
Class C Shares	4		—	4		—	2		—
Class R2 Shares	—	^	—	—	^	—	—	^	—
Institutional Class Shares	—		(92)	—		(152)	—		(240)
Select Class Shares	387		—	45		—	26		—

Latin America Fund
Class A Shares	19		(4)	33		(2)	20		(16)
Class C Shares	6		(1)	10		(1)	5		(3)
Select Class Shares	16		(3)	128		(5)	90		(60)

Russia Fund
Class A Shares	24		(6)	19		(5)	5		(5)
Class C Shares	13		(3)	14		(4)	5		(5)
Select Class Shares	12		(3)	14		(3)	1		(2)

International Equity Index Fund
Class A Shares	10		(281)	36		(263)	22		(211)
Class B Shares	17		(1)	13		(1)	9		(— ^)
Class C Shares	41		(2)	43		(2)	39		(— ^)
Class R2 Shares	—		(1)	—		(1)	—		(1)
Select Class Shares	65		(1,493)	172		(1,163)	111		(1,064)

^	Amount rounds to less than one thousand.
*	The Class R2 Shares commenced operations on 11/1/11.
**	As of the date of this SAI, the Fund had not yet commenced operations.

For a more complete discussion of the Distribution Plan, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Funds paid the following brokerage commissions for the indicated fiscal periods (amounts in thousands):

	Fiscal Year Ended 10/31/10	Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
China Region Fund
Total Brokerage Commissions	$43	$34	$19
Brokerage Commissions to Affiliated Broker/Dealer	—	—	—

Emerging Economies Fund
Total Brokerage Commissions	22	835	705
Brokerage Commissions to Affiliated Broker/Dealer	—	1	—	^

Part I - 39

	Fiscal Year Ended 10/31/10	Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
Emerging Markets Equity Fund
Total Brokerage Commissions	$1,190	$1,042		$1,244
Brokerage Commissions to Affiliated Broker/Dealer	—	—		4

Global Opportunities Fund
Total Brokerage Commissions	6	10		5
Brokerage Commissions to Affiliated Broker/Dealer	—	—	^	—	^

India Fund
Total Brokerage Commissions	36	27		15
Brokerage Commissions to Affiliated Broker/Dealer	1	—		—

Intrepid European Fund
Total Brokerage Commissions	1,465	942		597
Brokerage Commissions to Affiliated Broker/Dealer	2	—	^	1

International Equity Fund
Total Brokerage Commissions	174	244		251
Brokerage Commissions to Affiliated Broker/Dealer	—	—		—

International Opportunities Fund
Total Brokerage Commissions	344	585		603
Brokerage Commissions to Affiliated Broker/Dealer	—	2		2

International Value Fund
Total Brokerage Commissions	2,944	2,172		2,122
Brokerage Commissions to Affiliated Broker/Dealer	—	3		2

International Small Cap Equity Fund[1]
Total Brokerage Commissions	N/A	N/A		N/A
Brokerage Commissions to Affiliated Broker/Dealer	N/A	N/A		N/A

Intrepid International Fund
Total Brokerage Commissions	680	324		272
Brokerage Commissions to Affiliated Broker/Dealer	—	1		—	^

Latin America Fund
Total Brokerage Commissions	139	181		170
Brokerage Commissions to Affiliated Broker/Dealer	1	—		—

Russia Fund
Total Brokerage Commissions	39	25		10

Part I - 40

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
Brokerage Commissions to Affiliated Broker/Dealer	$—		$—	^	$—

International Equity Index Fund
Total Brokerage Commissions	396		219		118
Brokerage Commissions to Affiliated Broker Dealer	—	^	—		—

1	As of the date of this SAI, the Fund had not yet commenced operations.
^	Amount rounds to less than one thousand.

For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2012, the Adviser allocated brokerage commissions to brokers who provided broker research including third party broker research for the Funds as follows:

Fund Name	Amount
China Region Fund	$0
Emerging Economies Fund	303,705
Emerging Markets Equity Fund	536,049
Global Opportunities Fund	2,189
India Fund	0
International Equity Fund	108,112
International Opportunities Fund	257,704
International Small Cap Equity Fund*	—
International Value Fund	906,717
Intrepid European Fund	255,110
Intrepid International Fund	117,026
Latin America Fund	73,195
Russia Fund	4,269
International Equity Index Fund	48,064

*	As of the date of this SAI, the Fund had not yet commenced operations.

Securities of Regular Broker-Dealers

As of October 31, 2012, certain Funds owned securities of their regular broker-dealers (or parents) as shown below:

Fund	Name of Broker-Dealer	Value of Securities Owned (000’s)
Global Opportunities Fund	Citigroup Global Markets Inc.	72
	HSBC Securities Inc.	62

Part I - 41

Fund	Name of Broker-Dealer	Value of Securities Owned (000’s)
International Equity Fund	Barclays Capital Inc.	9,876
	Credit Suisse First Boston LLC	8,073
	HSBC Securities Inc.	24,512
	ICAP Plc	4,247

International Opportunities Fund	Credit Suisse First Boston LLC	9,725
	HSBC Securities Inc.	25,062

International Value Fund	Barclays Capital Inc.	42,436
	Credit Suisse First Boston LLC	28,173
	HSBC Securities Inc.	88,708

Intrepid European Fund	Barclays Capital Inc.	3,407
	Credit Suisse First Boston LLC	1,940
	Deutsche Bank AG	4,293
	HSBC Securities Inc.	2,640

Intrepid International Fund	Barclays Capital Inc.	2,757
	Credit Suisse First Boston LLC	2,637
	Deutsche Bank AG	2,480
	HSBC Securities Inc.	6,086

International Equity Index Fund	Barclays Capital Inc.	859
	Credit Suisse First Boston LLC	455
	Deutsche Bank AG	3,592
	HSBC Securities Inc.	3,591
	ICAP Plc	63
	Royal Bank of Scotland Group	189
	UBS Financial Services Inc.	865

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARY

Other Cash Compensation Payments

During the fiscal year ended October 31, 2012, JPMIM and SCR&M paid approximately $137,335,752 and $94,491, respectively, for all the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

Finders’ Fee Commissions

Finders’ Fees. Financial Intermediaries who sell over $1 million of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the J.P. Morgan SmartRetirement Funds, the J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively “Qualifying Funds”) may receive finders’ fees.

Financial Intermediaries who sell over $1 million of Class A Shares of the Funds may receive a finder’s fee. Such fees are paid in accordance with the following schedule:

Part I - 42

Amount of Purchases	Finders’ Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finders’ Fee Schedule for sales of the other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares is owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a contingent deferred sales charge to the plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid By Distributor

During the fiscal year ended October 31, 2012, JPMDS paid approximately $12,473,757 in finder’s fees for all J.P. Morgan Funds. For a more complete discussion, see the “Additional Cash Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Funds after October 31, 2011 may get carried forward indefinitely and retain their character as short-term and/or long-term losses. Net capital losses arising in prior years were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after October 31, 2011 be used before any prior net capital losses.

For Federal income tax purposes, the following Funds had capital loss carryforwards for the fiscal year ended October 31, 2012 (amounts in thousands) incurred prior to the enactment of the 2010 Act:

Fund	Capital Loss Carryforwards	Expiration Date
China Region Fund	$11,350	10/31/2016
	1,973	10/31/2017

Remaining	$13,323

Part I - 43

Fund	Capital Loss Carryforwards	Expiration Date
Emerging Economies Fund	$1,890	10/31/2017
	16,730	10/31/2019

Remaining	$18,620

Emerging Markets Equity Fund	$9,846	10/31/2017

Remaining	$9,846

Global Opportunities Fund	$437	10/31/2016
	264	10/31/2017
	163	10/31/2019

Remaining	$864

India Fund	$33	10/31/2015
	13,292	10/31/2016
	7,113	10/31/2017
	4	10/31/2018
	576	10/31/2019

Remaining	$21,018

International Equity Fund	$7,942	10/31/2017
	7,185	10/31/2018
	3,312	10/31/2019

Remaining	$18,439

International Equity Index Fund	$54,145	10/31/2017

Remaining	$54,145

International Opportunities Fund	$18,724	10/31/2016
	39,131	10/31/2017
	441	10/31/2018
	9,986	10/31/2019

Remaining	$68,282

International Value Fund	$119,474	10/31/2016
	241,545	10/31/2017
	63,767	10/31/2018

Remaining	$424,786

Intrepid European Fund	$118,396	10/31/2016
	98,909	10/31/2017

Remaining	$217,305

Part I - 44

Fund	Capital Loss Carryforwards	Expiration Date
Intrepid International Fund	$293,716	10/31/2016
	250,971	10/31/2017

Remaining	$544,687

Latin America Fund	$1,454	10/31/2016
	2,277	10/31/2017
	3,482	10/31/2019

Remaining	$7,213

Russia Fund	$244	10/31/2017

Remaining	$244

As of October 31, 2012, the following Funds had capital loss carryforwards (amounts in thousands) incurred after enactment of the 2010 Act:

	Capital Loss Carryforward Character
Funds	Short-Term	Long-Term
China Region Fund	$303	$—
Emerging Economies Fund	19,744	13,924
Emerging Markets Equity Fund	26,125	59,597
Global Opportunities Fund	222	—
India Fund	122	1,215
International Equity Fund	—	9,002
International Opportunities Fund	8,636	10,241
International Value Fund	75,342	77,603
Intrepid European Fund	3,199	1,014
Intrepid International Fund	11,500	805
Latin America Fund	2,196	5,216
International Equity Index Fund	4,418	10,230

For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

To the extent that these capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

All Funds
Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
Casey, Quirk & Associates	Monthly	10 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc.—Standard & Poor's	Monthly	30 days after month end
Factset	Monthly	30 days after month end

Part I - 45

Emerging Markets Equity Fund
Frank Russell	Quarterly	30 days after quarter end
Cambridge Associates	Quarterly	30 days after quarter end
Lockwood Advisers	Quarterly	30 days after quarter end
Oppenheimer	Quarterly	30 days after quarter end
BNY Mellon	Monthly	30 days after month end
Vestek	Monthly	30 days after month end

India Fund
Vestek	Monthly	30 days after month end

International Equity Fund
Morgan Stanley	Quarterly	30 days after quarter end
Marquette Associates	Quarterly	30 days after quarter end
Rogers Casey	Quarterly	30 days after quarter end
RV Kuhns	Quarterly	30 days after quarter end
LPL Financial Advisors	Quarterly	30 days after quarter end
Sisters of St. Joseph of Peace	Quarterly	30 days after quarter end
Canterbury Consulting Group, Inc.	Monthly	30 days after month end
Wells Fargo	Monthly	30 days after month end
Vestek	Monthly	30 days after month end

International Opportunities Fund
Lockwood Advisers	Quarterly	30 days after quarter end
Sisters of St. Joseph of Peace	Quarterly	30 days after quarter end
Wilshire	Monthly	30 days after month end

International Value Fund
BNY Mellon	Monthly	30 days after month end
Merrill Lynch	Monthly	30 days after month end
Morgan Stanley	Quarterly	30 days after quarter end
Raymond James	Quarterly	30 days after quarter end
BOK Financial Wealth Management	Quarterly	30 days after quarter end
Towers Watson	Monthly	30 days after month end
UBS	Monthly	30 days after month end
Vestek	Monthly	30 days after month end

Intrepid European Fund
Morgan Stanley	Quarterly	30 days after quarter end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers.

As of January 31, 2013, the officers and Trustees, as a group, owned less than 1% of the shares of any class of each Fund.

Principal Holders.

As of January 31, 2013, the persons who owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of any class of the Funds included in this SAI are shown in Attachment 1-A, Principal Shareholders:

Part I - 46

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2012, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trusts, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 47

Attachment 1-A

PRINCIPAL SHAREHOLDERS

CHINA REGION FUND
A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	8.22%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	22.51%

	LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	31.01%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.02%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	6.97%

C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	39.28%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	5.95%

	MLPF&S 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	25.70%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.57%

SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	95.68%
EMERGING ECONOMIES FUND
A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	5.55%

	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2468	41.69%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	23.70%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	12.33%

C SHARES	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.01%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	23.54%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.02%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	43.78%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	6.75%

R5 SHARES	ATTN MUTUAL FUND OPERATIONS PO BOX 3198 PITTSBURGH PA 15230-3198	16.09%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.05%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	14.81%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	11.18%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	17.76%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	9.16%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	13.71%

SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	30.81%

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	16.74%

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	23.62%

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	16.95%
EMERGING MKTS EQUITY FUND
A SHARES	BNY MELLON INVESTMENT SERVICING INC FBO PRIMERICA FINANCIAL SERVICES 760 MOORE RD KING OF PRUSSIA PA 19406-1212	12.96%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	18.89%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	12.47%

	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2468	7.00%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	13.76%

B SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	43.68%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	6.98%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	10.96%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	11.68%

C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	23.76%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	7.32%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	7.56%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	25.90%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	6.23%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.90%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	8.56%

INSTITUTIONAL SHARES	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	10.24%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.72%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	12.66%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	6.44%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	9.65%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	6.06%

	MARIL & CO FBO JD C/O M&I TRUST COMPANY NA 11270 W PARK PL STE 400 # PPW04WM MILWAUKEE WI 53224-3638	6.18%

SELECT SHARES	ATTN MUTUAL FUND OPERATIONS PO BOX 3198 PITTSBURGH PA 15230-3198	5.17%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	39.43%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	20.02%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	13.26%
GLOBAL OPPORTUNITIES FUND
A SHARES	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	24.21%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	8.54%

	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	15.52%

	VIRGINIA CARDIOVASCULAR SPECIA PSP U/A DTD 04/21/2011 C/O SHELTON THOMAS TTEE 8 CARTERHAM CT RICHMOND VA 23229-7749	9.72%

	VIRGINIA CARDIOVASCULAR SPECIA U/A DTD 7/27/2011 C/O C MARK NEWTON TTEE 8 CARTERHAM CT RICHMOND VA 23229-7749	11.00%

C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	49.87%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	5.91%

	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	24.43%

R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

R6 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

SELECT SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031 ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	87.64%
INDIA FUND
A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	22.45%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.09%

	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	18.30%

C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	18.72%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	16.11%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	10.27%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	17.49%

	NFS LLC FEBO NATL TRST MGT SRVCS TTEE NYMH EXEC OPTION PLAN FBO MARK MUNDY NYMH SRA 2 GARDEN ST GARDEN CITY NY 11530-6214	6.19%

SELECT SHARES	FIDELITY INVESTMENTS INST OP CO FBO INFOSYS TECHNOLOGIES LTD 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1999	7.63%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	22.61%

	LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	45.68%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	6.54%
INTERNATIONAL EQUITY FUND
A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	11.10%

	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2468	30.64%

	LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	6.11%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	18.09%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	8.88%

B SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	46.79%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	5.44%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	18.78%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	7.47%

C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	15.81%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	31.28%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	22.12%

R2 SHARES	FIDELITY INVESTMENTS INST OP CO CUST FBO SIMCONA ELECTRONICS CORPORATION 100 MAGELLAN WAY # KWIC COVINGTON KY 41015-1999	62.88%

	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	9.79%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	22.32%

R5 SHARES	HOCO 911 MAIN ST STE 201 KANSAS CITY MO 64105-5304	12.91%

	JPMORGAN CHASE* AS TRUSTEE FBO CUSHMAN & WAKEFIELD 401(K) RETIREMENT SAVINGS PLAN 11500 OUTLOOK ST OVERLAND PARK KS 66211-1804	24.95%

	JPMORGAN CHASE* AS TTEE FBO ELKAY MANUFACTURING COMPANY RETIREMENT SAVING PLAN C/O JPMORGAN RETIREMENT PLAN SERV 11500 OUTLOOK ST OVERLAND PARK KS 66211-1804	18.25%

	JPMORGAN CHASE* TTEE FBO SONY CORP OF AMERICA DEFFD COMP & EXCESS BENEFITS PL 11500 OUTLOOK ST OVERLAND PARK KS 66211-1804	7.57%

	JPMORGAN RETIREMENT PLAN SERVICES* FBO BROWN AND CALDWELL SAVINGS PLAN 11500 OUTLOOK ST OVERLAND PARK KS 66211-1804	14.78%

	US BANK CUST FBO SPRINGFIELD FIREFIGHTERS PENSION FUND PO BOX 1787 MILWAUKEE WI 53201-1787	11.68%

R6 SHARES	ATTN MUTUAL FUND OPERATIONS PO BOX 3198 PITTSBURGH PA 15230-3198	16.00%

	BRICS & CO* C/O JPMORGAN WSS OPERATIONS ATTN NAT AMARATANA TX1-J165 14201 DALLAS PKWY DALLAS TX 75254-2916	5.11%

	JPMIM* AS AGENT FOR HEARTLAND REGIONAL MEDICAL CENTER ATTN CLIENT SERVICES 460 POLARIS PKWY OH1-1235 WESTERVILLE OH 43082-8212	5.77%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	12.19%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	8.78%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	14.19%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.56%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	11.23%

SELECT SHARES	BRICS & CO* C/O JPMORGAN WSS OPERATIONS ATTN NAT AMARATANA TX1-J165 14201 DALLAS PKWY DALLAS TX 75254-2916	7.17%

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.10%

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	9.38%

	JPMIM* AS AGENT FOR TRANSAMERICA JPMORGAN TACTICAL ALLOCATION VP ATTN CLIENT SERVICES 575 WASHINGTON BLVD # NY1-D153 JERSEY CITY NJ 07310-1616	5.51%

	JPMORGAN CHASE BANK* AS TRUSTEE FBO CLARIAN HEALTH PARTNERS DC PLAN JPMRPS MGMT RPTG TEAM 11500 OUTLOOK STREET OVERLAND PARK KS 66211-1804	12.68%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	8.68%

	VANGUARD FIDUCIARY TRUST CUST JP MORGAN FUNDS PO BOX 2600 A-14 VALLEY FORGE PA 19482-2600	5.67%
INTERNATIONAL EQUITY INDEX FUND
A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	57.68%

B SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	73.55%

C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	77.73%

R2 SHARES	FIDELITY INVESTMENT INST OP CO CUST FBO MACLEAN ASSOCIATES LLC SALARY DEFERRAL 401(K) PSP 100 MAGELLAN WAY # KW1C COVINGTON KY 41015-1999	5.34%

	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	8.06%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	76.36%

SELECT SHARES	BRICS & CO* C/O JPMORGAN WSS OPERATIONS ATTN NAT AMARATANA TX1-J165 14201 DALLAS PKWY DALLAS TX 75254-2916	5.64%

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	19.90%

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	10.27%

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	15.37%

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	15.80%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	28.58%
INTERNATIONAL OPPORTUNITIES FUND
A SHARES	GENWORTH FINANCIAL TRUST COMPANY FOR THE SOLE BENEFIT OF CUSTOMERS ATTN 3200 N CENTRAL AVE PHOENIX AZ 85012-2468	45.50%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	28.97%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	12.35%

B SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	17.41%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	21.35%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	33.11%

C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	41.17%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	21.54%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	16.54%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	9.60%

INSTITUTIONAL SHARES	BRICS & CO* C/O JPMORGAN WSS OPERATIONS ATTN NAT AMARATANA TX1-J165 14201 DALLAS PKWY DALLAS TX 75254-2916	27.88%

	JPMORGAN CHASE BANK* CUST FBO BOSE CORPORATION BENEFIT REPLACEMENT PLAN 1 CHASE MANHATTAN PLZ FL 19 NEW YORK NY 10005-1401	21.75%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	7.36%

	NFS LLC FBO NORTHERN TRUST CO PO BOX 92956 CHICAGO IL 60675-0001	19.53%

	NFS LLC FBO SEATTLE PACIFIC FOUNDATION 3307 3RD AVE W SEATTLE WA 98119-1997	7.94%

	SAXON & CO PO BOX 7780-1888 PHILADELPHIA PA 19182-0001	8.67%

R6 SHARES	ATTN MUTUAL FUND OPERATIONS PO BOX 3198 PITTSBURGH PA 15230-3198	13.43%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.15%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	12.87%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	9.43%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	15.25%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.70%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	11.75%

SELECT SHARES	JPMIM* AS AGENT FOR TRANSAMERICA JPMORGAN TACTICAL ALLOCATION VP ATTN CLIENT SERVICES 575 WASHINGTON BLVD # NY1-D153 JERSEY CITY NJ 07310-1616	31.76%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	27.93%

	LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	7.07%
INTERNATIONAL VALUE FUND
A SHARES	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	6.95%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	8.55%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	5.22%

B SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	16.95%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	33.23%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	11.34%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	15.11%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	7.31%

C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6.08%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	6.79%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	27.68%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 2 JERSEY CITY NJ 07311	24.12%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	16.22%

INSTITUTIONAL SHARES	EDWARD D JONES & CO ATTN MUTUAL FUND SHAREHOLDER ACCOUNTING 201 PROGRESS PKWY MARYLAND HTS MO 63043-3009	66.78%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	8.35%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	5.04%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	9.27%

R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	7.39%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	58.27%

	NFS LLC FEBO RELIANCE TRUST CO TTEE/CUST FOR TRS FBO VARIOUS RET PLANS 1150 S OLIVE ST STE 2700 LOS ANGELES CA 90015-2211	7.44%

	SEI PRIVATE TRUST CO C/O SUNTRUST BANK ID 866 1 FREEDOM VALLEY DR OAKS PA 19456-9989	26.91%

R6 SHARES	JPMIM* AS AGENT FOR JPMORGAN ACCESS GROWTH FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 JERSEY CITY NJ 07310-1617	49.63%

	JPMIM* AS AGENT FOR FBO JPMORGAN ACCESS BALANCED FUND ATTN CLIENT SERVICES 570 WASHINGTON BLVD FL 6 # NY1-I040 JERSEY CITY NJ 07310-1617	49.50%

SELECT SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	55.67%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	36.81%
INTREPID EUROPEAN FUND
A SHARES	CHARLES SCHWAB & CO INC REINVEST ACCOUNT ATTN MUTUAL FUNDS DEPT 101 MONTGOMERY ST FL 11 SAN FRANCISCO CA 94104-4151	12.47%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	15.45%

	GENWORTH FINANCIAL TRUST COMPANY FOR THE SOLE BENEFIT OF CUSTOMERS ATTN SEC # 3200 N CENTRAL AVE PHOENIX AZ 85012-2468	21.53%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	19.68%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	5.02%

B SHARES	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	5.88%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	45.59%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	6.88%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FLR JACKSONVILLE FL 32246-6484	5.46%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	6.63%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	9.82%

C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	11.76%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	20.49%

	MLPF&S 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	18.98%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	14.51%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	5.90%

INSTITUTIONAL SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	6.02%

	JPMORGAN CHASE BANK CUST FBO BOSE CORPORATION BENEFIT REPLACEMENT PLAN 1 CHASE MANHATTAN PLZ FL 19 NEW YORK NY 10005-1401	5.35%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	22.45%

	NFS LLC FBO NORTHERN TRUST CO PO BOX 92956 CHICAGO IL 60675-0001	59.63%

SELECT SHARES	BROWN BROTHERS HARRIMAN & CO 525 WASHINGTON BLVD JERSEY CITY NJ 07310-1692	15.40%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	5.43%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	51.88%

	WELLS FARGO BANK NA FBO KORN/FERRY NQ JP MORGAN EUROPE PO BOX 1533 MINNEAPOLIS MN 55480-1533	5.66%
INTREPID INTERNATIONAL FUND
A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	10.03%

	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2468	45.10%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	23.56%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	12.59%

C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	29.52%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	5.65%

	HARTFORD SECURITIES DISTRIBUTION COMPANY INC AS AGENT FOR RELIANCE TRUST CO FBO AGENTS PLAN CUSTOMERS 1 GRIFFIN RD N WINDSOR CT 06095-1512	8.27%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	16.96%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	17.60%

INSTITUTIONAL SHARES	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	5.59%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	14.81%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	10.72%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	17.46%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	9.46%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	14.28%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	9.97%

R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	85.25%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	14.75%

SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	69.60%

	LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	14.48%
LATIN AMERICA FUND
A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	31.86%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7.17%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.30%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	22.58%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	6.52%

C SHARES	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	8.15%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	14.14%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	8.95%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	15.52%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.55%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	10.06%

SELECT SHARES	JPMIM* AS AGENT FOR JPMORGAN INVESTOR BALANCED FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	21.00%

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	19.02%

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH AND INCOME ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	12.71%

	JPMIM* AS AGENT FOR JPMORGAN INVESTOR GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	7.98%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	22.25%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	10.62%
RUSSIA FUND
A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	12.36%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	10.12%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	5.26%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	13.21%

C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7.16%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	27.04%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	11.03%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.33%

SELECT SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	55.94%

	MG TRUST CO CUST FBO NORTHERN ARKANSAS TELEPHONE CO 700 17TH ST STE 300 DENVER CO 80202-3531	21.06%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	13.68%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome of any matter requiring the approval of shareholders of the Fund.

JPMorgan SMA Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2013

JPMORGAN TRUST I (“JPMT I” or the “Trust”)

JPMorgan International Value SMA Fund

Ticker: JTVIX

(the “International Value SMA Fund” or the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectus for the Fund dated February 28, 2013, as supplemented from time to time (the “Prospectus”). Additionally, this SAI incorporates by reference the financial statements, included in the annual Shareholder Report dated October 31, 2012, relating to the Fund (the “Financial Statements”). The Prospectus and the Financial Statements, including the Independent Registered Public Accounting Firm’s report, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 460 Polaris Parkway, Westerville, OH 43082.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund or the Financial Statements, simply write or call:

JPMorgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-INTVSMA-213

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I” or the “Trust”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the International Value SMA Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). JPMMFG liquidated effective November 29, 2012 and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SCR&M, JFIMI and HCM are also referred to herein as “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

Investments in the Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (“1940 Act”), may not be

Part I - 1

changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including its investment objectives) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

Fundamental Investment Policies

The Fund:

(1)	May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)	May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the deposition of “restricted securities”;

(5)	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

(6)	May not purchase physical commodities or contracts relating to physical commodities, except

Part I - 2

as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time;

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law; and

(8)	May not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act.

Non-Fundamental Investment Policies. The investment restrictions described below are non-fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without shareholder approval:

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(4)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Part I - 3

Instrument	Part II Section Reference
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	Bank Obligations
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights

Part I - 4

Instrument	Part II Section Reference
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against interest rate and currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)

Part I - 5

Instrument	Part II Section Reference
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Investment Company Securities: Shares of other investment companies including funds for which the adviser or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	Investment Company Securities and Exchange Traded Funds
Master Limited Partnerships (“MLPs”): Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights

Part I - 6

Instrument	Part II Section Reference
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1/3% of the Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending
Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements

Part I - 7

Instrument	Part II Section Reference
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign, government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
Treasury Receipts: The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	Treasury Receipts
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).	Mortgage-Related Securities

Part I - 8

Instrument	Part II Section Reference
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).	U.S. Government Obligations
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

DIVERSIFICATION

JPMT I is a registered management investment company and the Fund is a diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate for the two most recently completed fiscal years.

Fund	Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
International Value SMA Fund	65%	81%

Part I - 9

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Sub-Committee.

During the fiscal year ended October 31, 2012, the Audit and Valuation Committee met four times, the Compliance Committee met four times, the Governance Committee met seven times and each Investments Sub-Committee met six times. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2012, in the Fund and each Trustee’s aggregate dollar range of ownership in any funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Dollar Range in Equity Securities of International Value SMA Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez(3)	None	None
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin(3)	None	None
William G. Morton, Jr.	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo(4)	None	$50,000-$100,000(5)
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden, and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013.
(4)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013.
(5)	Over $100,000 as of February 5, 2013.

Part I - 10

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees will pay each Trustee an annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000 and from December 1, 2011 through February 29, 2012, the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bore expenses related to administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

Name of Trustee	International Value SMA Fund	Total Compensation paid from the Fund Complex(1)(9)
Independent Trustees
John F. Finn	$134	$275,000	(4)
Dr. Matthew Goldstein	159	325,000
Robert J. Higgins	159	325,000	(5)
Peter C. Marshall	171	350,000
Mary E. Martinez(2)	22	45,833	(2)
Marilyn McCoy	159	325,000
Mitchell M. Merin(2)	22	45,833	(2)
William G. Morton, Jr.	134	275,000
Dr. Robert A. Oden, Jr.	135	275,000	(6)
Marian U. Pardo(3)	22	45,833	(3)
Frederick W. Ruebeck	159	325,000	(7)
James J. Schonbachler	157	320,833	(8)

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	134	275,000

(1)

A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.

Part I - 11

(7)	Includes $130,000 of Deferred Compensation.
(8)	Includes $64,167 of Deferred Compensation.
(9)	William J. Armstrong, Fergus Reid III, and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid From Fund Complex	Amount of Deferred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid III	$500,000	Includes $100,000 of Deferred Compensation.
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation.

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI

INVESTMENT ADVISER

Investment Advisory Fees

The Fund will not pay any direct advisory or other fees. See “Fees and Expenses of the Fund” in the “Risk/Reward Summary” section of the Fund’s Prospectus for more information on this arrangement. JPMIM will be compensated directly or indirectly by the separately managed account sponsors.

PORTFOLIO MANAGER

Portfolio Manager’s Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts managed by the portfolio manager as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Gerd Woort-Menker	12	$6,366,418	5	$1,058,900	1	$65,747

The following table shows information on the other accounts managed by the portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Gerd Woort-Menker	0	$0	0	$0	0	$0

Part I - 12

Portfolio Manager — Ownership Of Securities

The following table indicates the dollar range of shares of the Fund beneficially owned by the portfolio manager, as of October 31, 2012.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Gerd Woort-Menker	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administrative services and co-administration fees paid by the Fund to JPMorgan Funds Management, Inc. (the amount waived is in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended
	10/31/2010		10/31/2011		10/31/2012
Fund	Paid	Waived	Paid	Waived	Paid	Waived
International Value SMA Fund	$—	($174)	$—	($205)	$—	($184)

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2012.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
International Value SMA Fund	$459	$1,100	$76	$—

There were no underwriting commissions retained by JPMDS from the Fund for the fiscal year ended October 31, 2012.

The aggregate amount of underwriting commissions retained by JPMDS from the Funds for the fiscal years ended October 31, 2010, 2011 and 2012 was $567,579, $893,553 and $1,605,630 respectively.

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Part I - 13

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended
Fund	10/31/2010	10/31/2011		10/31/2012
International Value SMA Fund
Total Brokerage Commissions	$337	$270		$286
Brokerage Commissions to Affiliated Broker-Dealers	$—	$—	(1)	$1

(1)	Amount rounds to less than $1,000.

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2012, the Adviser allocated brokerage commissions to brokers who provided broker research including third party research for the Fund as follows:

Fund	Amount
International Value SMA Fund	$120,507

Securities of Regular Broker-Dealers

As of October 31, 2012, the Fund did not own any securities of its regular broker-dealers.

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARIES

Other Cash Compensation Payments

During the fiscal year ended October 31, 2012, JPMIM and SCR&M paid approximately $137,335,752 and $94,491 respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Fund after October 31, 2011 may get carried forward indefinitely and retain their character as short-term and/or long-term losses. Net capital losses arising in prior years were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after October 31, 2011 be used before any prior net capital losses.

Part I - 14

For federal income tax purposes, the Fund had capital loss carryforwards for the fiscal year ended October 31, 2012 (amounts in thousands) incurred prior to the enactment of the 2010 Act:

Fund	Capital Loss Carryforwards	Expiration Date
International Value SMA Fund	$16,199	10/31/2017
Remaining	$16,199

As of October 31, 2012, the Fund had capital loss carryforwards (amounts in thousands) incurred after the enactment of the 2010 Act:

Fund	Capital Loss Carryforward Character
	Short Term	Long Term
International Value SMA Fund	$14,393	$13,507

To the extent that these capital losses are used to offset future capital gain, it is probable that gain so offset will not be distributed to shareholders. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Bloomberg LP	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Merrill Lynch	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. — Standard & Poor’s	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Casey, Quirk & Associates	Monthly	10 days after month end
Factset	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers. As of January 31, 2013, the officers and Trustees, as a group, owned less than 1% of the shares of the Fund.

Principal Holders. As of January 31, 2013, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of the Fund:

Part I - 15

International Value SMA Fund	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	38.36%
	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	29.23%
	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	8.55%
	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	19.22%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2012, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 16

J.P. Morgan Specialty Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2013

JPMORGAN TRUST I (“JPMT I”)

JPMorgan International Realty Fund (the “International Realty Fund” or the “Fund”)

Class A/JIRAX; Class C/JIRCX; Select Class/JIRSX; Class R5/JILRX

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February 28, 2013, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Report relating to the Fund dated October 31, 2012 (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 460 Polaris Parkway, Westerville, OH 43082.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund or the Financial Statements, simply write or call:

J.P. Morgan Fund Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-INTR-213

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

Shares in the Fund are generally offered in multiple classes. The Board of Trustees of JPMT I has authorized the issuance and sale of the following share classes of the Fund: Class A, Class C, Select Class and Class R5 Shares (collectively, the “Shares”).

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the applicable Prospectus. The Fund’s executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). JPMMFG liquidated effective November 29, 2012, and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by J.P. Morgan Private Investments Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SCR&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

1

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment restrictions listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Fund’s Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

Except for the restriction on borrowings set forth in fundamental investment policy (3) below, the percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy, or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to fundamental investment policy (3), the 1940 Act generally limits the Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies—Miscellaneous Investment Strategies and Risks—Borrowings” in the SAI Part II, in addition to temporary borrowing, the Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer makes it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

In addition, the Fund has an 80% investment policy which is described in its Prospectus. This policy may be changed by the Board of Trustees without shareholder approval. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Fundamental Investment Policies. The Fund:

(1)	May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except that the Fund will invest more than 25% of its total assets in securities issued by companies in the real estate sector (as defined in the Internal Revenue Code of 1986 (the “Code”)). This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)	May not borrow money, except to the extent permitted by applicable law;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the disposition of “restricted securities”;

2

(5)	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector. As a matter of fundamental policy, the Fund will concentrate its investments in such securities;

(6)	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7)	The Fund may make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

In addition, as a matter of fundamental policy, notwithstanding any other investment policy or restriction, the Fund may seek to achieve its investment objective by investing all of its investable assets in another investment company having substantially the same investment objective and policies as the Fund.

For the purposes of investment restriction (5) above, real estate includes Real Estate Limited Partnerships.

Non-Fundamental Investment Policies. The investment restrictions described below are not fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without prior shareholder approval. The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(3)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Miscellaneous Investment Strategies and Risks
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date.	Options and Futures Transactions

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Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100’s.	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	Investment Company Securities and Exchange Traded Funds

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Master Limited Partnerships (“MLPs”): Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Association (“Freddie Mac”), including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupon Under Book-Entry Safekeeping (“CUBES”).	U.S. Government Obligations
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments

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DIVERSIFICATION

JPMT I is a registered open-end investment company. The Fund is a non-diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate for the two most recently completed fiscal years:

Fund	Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
International Realty Fund	44%	38%

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

During the fiscal year ended October 31, 2012, the Audit and Valuation Committee met 4 times, the Compliance Committee met 4 times, the Governance Committee met 7 times and each Investments Sub-Committee met 6 times. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies as of December 31, 2012:

Name of Trustee	Ownership of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1), (2)
Independent Trustees
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez(3)	None	None
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin(3)	None	None
William G. Morton, Jr.	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000

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Name of Trustee	Ownership of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1), (2)
Marian U. Pardo(4)
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000
Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012, and is in the process of winding up its affairs.
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall , Oden, and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the Board effective January 1, 2013.
(4)	Ms. Pardo became a member of the Board effective February 1, 2013.

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 for the calendar year ended December 31, 2012 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay Trustee an annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000 and from December 1, 2011 through February 29, 2012, paid the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. For the year ended December 31, 2012, the J.P. Morgan Funds bore expenses related to administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

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Name of Trustee	JPMorgan International Realty Fund	Total Compensation Paid from Fund Complex (1), (9)
Independent Trustees
John F. Finn	$97	$275,000	(4)
Dr. Matthew Goldstein	114	325,000
Robert J. Higgins	114	325,000	(5)
Peter C. Marshall	123	350,000
Mary E. Martinez(2)	19	45,833	(2)
Marilyn McCoy	114	325,000
Mitchell E. Merin(2)	19	45,833	(2)
William G. Morton, Jr.	97	275,000
Dr. Robert A. Oden, Jr.	97	275,000	(6)
Marian U. Pardo(3)	19	45,833	(3)
Frederick W. Ruebeck	114	325,000	(7)
James J. Schonbachler	113	320,833	(8)
Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	97	275,000

(1)	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds ), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.
(7)	Includes $130,000 of Deferred Compensation.
(8)	Includes $64,167 of Deferred Compensation.
(9)	William J. Armstrong, Fergus Reid III, and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid from Fund Complex	Amount of Deferred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid, III	$500,000	Includes $100,000 of Deferred Compensation
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

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INVESTMENT ADVISER

Investment Advisory Fees

For the fiscal years indicated, the Fund paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees as follows (amounts waived are in parentheses) (amounts in thousands):

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
Fund	Paid	Waived	Paid	Waived	Paid	Waived
International Realty Fund	$120	($358)	$431	($358)	$1,056	($315)
For a more complete discussion, see the “Investment Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Realty Fund
Kay Herr	4	$1,183,464	14	$2,026,620	7	$111,575
Jason Ko	4	1,183,464	14	2,026,620	7	111,575

The following table shows information on the other accounts managed by the portfolio managers that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Fund	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
International Realty Fund
Kay Herr	0	0	0	0	2	$172,536
Jason Ko	0	0	0	0	2	172,536

Portfolio Managers’ Ownership of Securities

The following table indicates for the Fund the dollar range of securities of the Fund beneficially owned by the portfolio managers as of October 31, 2012.

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
International Realty Fund
Kay Herr					X
Jason Ko		X

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For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration and administrative services fee paid or accrued by the Fund to JPMorgan Funds Management, Inc. (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
Fund	Paid	Waived	Paid	Waived	Paid	Waived
International Realty Fund	$23	($26)	$43	($35)	$15	($118)

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2012.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
International Realty Fund	$903	$75	$4	$0

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

The aggregate amount of underwriting commissions retained by JPMDS from the Fund for the fiscal years ended October 31, 2010, 2011 and 2012 was $514, $875 and $1,605,630, respectively.

The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended October 31, 2012 was $56,198.

For a more complete discussion of the Distribution Plan, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS, with respect to the fiscal period indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
International Realty Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class A Shares	$28	$—	$50	$—	$47	$—
Class C Shares	8	—	12	—	9	—

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

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SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A and Class C	0.25%
Class R5	0.05%

The table below sets forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
International Realty Fund	Paid	Waived	Paid	Waived	Paid	Waived
Class A Shares	$23	$(5)	$40	$(10)	$38	$(9)
Class C Shares	2	(1)	3	(1)	2	(1)
Select Class Shares	18	(4)	21	(5)	27	(6)
Class R5 Shares	—	(16)	—	(28)	—	(60)

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions to JPMDS for the fiscal periods indicated (amounts in thousands):

Fund	Fiscal Year Ended 10/31/10	Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
International Realty Fund
Total Brokerage Commission	$89	$115		$157
Brokerage Commissions to Affiliated Broker-Dealers	—	—	^	—

^	Amount rounds to less than a thousand.

For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2012, JPMIM allocated brokerage commissions of approximately $67,563 to brokers who provided broker research including third party broker research for the Fund.

Securities of Regular Broker-Dealers

As of October 31, 2012, the Fund did not own any securities of its regular broker-dealers (or parents). For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

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FINANCIAL INTERMEDIARIES

Other Cash Compensation Payments

During the fiscal year ended October 31, 2012, JPMIM and SCR&M paid approximately $137,335,752 and $94,491, respectively, for all the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, the JPMorgan SmartAllocation Funds, the J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively, “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the International Realty Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the International Realty Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the International Realty Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finders’ fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid By Distributor

For the fiscal year ended October 31, 2012, JPMDS paid approximately $12,473,757 in finders’ fees for all of the J.P. Morgan Funds.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

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Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Fund after October 31, 2011 may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Net capital losses arising in prior years were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after October 31, 2011 be used before any prior net capital losses.

For Federal income tax purposes, the Fund had capital loss carryforwards for the fiscal year ended October 31, 2012 (amounts in thousands) incurred prior to the enactment of the 2010 Act.

Funds		Capital Loss Carryforwards	Expiration Date
International Realty Fund		$1,161	10/31/2015
		9,106	10/31/2016
		13,760	10/31/2017
		2,062	10/31/2018
		477	10/31/2019
	Remaining	$26,566

As of October 31, 2012, the Fund had capital loss carryforwards (amounts in thousands) incurred after the enactment of the 2010 Act as set forth below:

	Capital Loss Carryforward Character
Funds	Short-Term	Long-Term
International Realty Fund	$1,537	$4,173

For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. — Standard & Poor’s	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Factset	Monthly	30 days after month end
Casey, Quirk & Associates	Monthly	10 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers.

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As of January 31, 2013, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

Principal Holders.

As of January 31, 2013, the persons who owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund are shown below :

Name of Fund/ Share Class	Name and Address of Shareholder	Percentage Held

A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7.74%

	GENWORTH FINANCIAL TRUST CO CUST	31.62%
	FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2468

	LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	7.20%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	35.61%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	7.77%

C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	14.45%

	FIRST CLEARING LLC	12.93%

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	SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	15.25%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	25.19%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.98%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.01%

R5 SHARES	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	8.19%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2020 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	17.73%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2025 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	11.97%

15

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2030 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	18.43%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2035 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	9.88%

	JPMIM* AS AGENT FOR JPMORGAN SMARTRETIREMENT 2040 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	13.87%

SELECT SHARES	BRICS & CO* C/O JPMORGAN WSS OPERATIONS ATTN NAT AMARATANA TX1-J165 14201 DALLAS PKWY DALLAS TX 75254-2916	36.99%

	JPMIM* AS AGENT FOR OFFICE OF HAWAIIAN AFFAIRS ATTN CLIENT SERVICES 460 POLARIS PKWY # OH1-1235 WESTERVILLE OH 43082-8212	42.95%

	LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	5.19%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

16

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2012, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

17

Highbridge Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2013

JPMORGAN TRUST I (“JPMT I”)

Highbridge Dynamic Commodities Strategy Fund

Class A/ HDSAX; Class C/HDCCX; Select/HDCSX; Class R5/HDCRX

Highbridge Statistical Market Neutral Fund

Class A/ HSKAX; Class C/HSKCX; Select/HSKSX

(each a “Fund” and collectively, the “Funds”)

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Funds dated February 28, 2013, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Reports relating to the Funds dated October 31, 2012 (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Funds’ distributor, at 460 Polaris Parkway, Westerville, OH 43082.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other J.P. Morgan Funds.

For more information about the Funds or the Financial Statements, simply write or call:

J.P. Morgan Funds Services

P.O Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-HBRDG-213

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Funds

Each Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004, as subsequently amended. In addition to the Funds, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

Shares in the Funds are generally offered in multiple classes. The Board of Trustees of JPMT I has authorized the issuance and sale of the following classes of each Fund:

Highbridge Dynamic Commodities Strategy Fund	Class A, Class C, Select Class and Class R5 Shares
Highbridge Statistical Market Neutral Fund	Class A, Class C and Select Class Shares

The shares of the Funds are collectively referred to in this SAI as the “Shares”.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of each of the Funds in order to enable investors to select the Fund or Funds which best suit their needs.

This SAI provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectuses. The Funds’ executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to each Fund. Part II of this SAI contains information that generally applies to the Funds and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), J.P. Morgan Fleming Mutual Fund Group (“JPMFMFG”) and J.P. Morgan Mutual Fund Group (“JPMMFG”) (each a “J.P. Morgan Fund”, and together with the Funds, the “J.P. Morgan Funds”). JPMMFG liquidated effective November 29, 2012 and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Funds are advised by J.P. Morgan Investment Management Inc. (“JPMIM”) and sub-advised by Highbridge Capital Management, LLC (“HCM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by J.P. Morgan Private Investments Inc. (“JPMPI”) or JF International Management Inc. (“JFIMI”). JPMIM, SCR&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Funds are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Funds are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board,

Part I - 3

or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the applicable Funds. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of a Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of a Fund (including its investment objective) are non-fundamental, except as designated in the Fund’s Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

Except for the restriction on borrowings set forth in fundamental investment policy (3) below, the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to fundamental investment policy (3), the 1940 Act generally limits each Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” in the SAI Part II, in addition to temporary borrowing, each Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by that Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the U.S. Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

Investment Policies of the Highbridge Dynamic Commodities Strategy Fund

Fundamental Investment Policies. The Fund:

(1)	May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(3)	May not borrow money, except to the extent permitted by applicable law;

Part I - 4

(4)	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;

(5)	May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(6)	May purchase and sell commodities to the maximum extent permitted by applicable law; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Investment Policies of the Highbridge Statistical Market Neutral Fund

Fundamental Investment Policies. The Fund:

(1)	May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act;

(2)	May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

(3)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(4)	May not borrow money, except to the extent permitted by applicable law;

(5)	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;

(6)	May not purchase or sell real estate, except that, to the extent permitted by applicable law; the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(7)	May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts

Part I - 5

on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

(8)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. The investment restrictions described below are non-fundamental restrictions of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(4)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Part I - 6

INVESTMENT PRACTICES

The Funds invest in a variety of securities and employ a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Funds. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

FUND NAME	FUND CODE
Highbridge Dynamic Commodities Strategy Fund	1
Highbridge Statistical Market Neutral Fund	2

Instrument	Fund Codes	Part II Section Reference
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	1	Bank Obligations
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	2	Miscellaneous Investment Strategies and Risks
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	1, 2	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	1	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	1	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	1, 2	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	2	Equity Securities, Warrants and Rights

Part I - 7

Instrument	Fund Codes	Part II Section Reference
Convertible Securities: Bonds or preferred stock that can convert to common stock.	2	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	1	Debt Instruments
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	1	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.	1, 2	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.	1	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities (including securities of the HCM Commodities Strategy Fund Ltd., a wholly owned subsidiary of the Highbridge Dynamic Commodities Strategy Fund organized under the laws of the Cayman Islands) and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	1, 2	Foreign Investments (including Foreign Currencies)
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	1	Debt Instruments
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	2	Miscellaneous Investment Strategies and Risks

Part I - 8

Instrument	Fund Codes	Part II Section Reference
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	1, 2	Investment Company Securities and Exchange Traded Funds
Master Limited Partnerships (“MLPs”): Limited partnerships that are publicly traded on a securities exchange.	2	Master Limited Partnerships
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	1, 2	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	1	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.	1, 2	Options and Futures Transactions
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	2	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	1, 2	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.	2	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	2	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	1, 2	Securities Lending

Part I - 9

Instrument	Fund Codes	Part II Section Reference
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	1, 2	Short Selling
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	1	Foreign Investments (including Foreign Currencies)
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.	1	Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	1, 2	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest in cash and cash equivalents for temporary defensive purposes.	1, 2	Miscellaneous Investment Strategies and Risks
Treasury Receipts: The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	1	Treasury Receipts
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”).	1, 2	Mortgage-Related Securities

Part I - 10

Instrument	Fund Codes	Part II Section Reference
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).	1, 2	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.	1	Debt Instruments

DIVERSIFICATION

JPMT I is a registered, open-end investment company. Each Fund is a diversified series of JPMT I, as defined under the 1940 Act. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser and Sub-adviser intend to manage each Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of a Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by a Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Funds’ portfolio turnover rates (excluding short sales) for the last two fiscal years:

	Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
Highbridge Dynamic Commodities Strategy Fund	16%	45%
Highbridge Statistical Market Neutral Fund	673%	451%

The table below sets forth the Funds’ portfolio turnover rates (including short sales) for the last two fiscal years:

	Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
Highbridge Dynamic Commodities Strategy Fund	16%	45%
Highbridge Statistical Market Neutral Fund	1,398%	916%

Part I - 11

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

During the fiscal year ended October 31, 2012, the Audit and Valuation Committee met four times, the Compliance Committee met four times, the Governance Committee met seven times and each Investments Sub- Committee met six times. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2012, in the Funds and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Funds that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of Highbridge Dynamic Commodities Strategy Fund	Ownership of Highbridge Statistical Market Neutral Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	Over $100,000	None	Over $100,000
Dr. Matthew Goldstein	None	$10,001–$50,000	Over $100,000
Robert J Higgins	None	None	Over $100,000
Peter C. Marshall	None	$10,001–$50,000	Over $100,000
Mary E. Martinez(3)	None	None	None
Marilyn McCoy	None	None	Over $100,000
Mitchell M. Merin(3)	None	None	None
William G. Morton, Jr.	None	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	None	Over $100,000
Marian U. Pardo(4)	None	None	$50,001–$100,000(5)
Frederick W. Ruebeck	None	None	Over $100,000
James J. Schonbachler	None	$10,001–$50,000	Over $100,000

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013.
(4)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013.
(5)	Over $100,000 as of February 5, 2013.

Part I - 12

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000, and from December 1, 2011 through February 29, 2012, paid the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. For the year ended December 31, 2012, the J.P. Morgan Funds bore expenses related to administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

Name of Trustee	Highbridge Dynamic Commodities Strategy Fund	Highbridge Statistical Market Neutral Fund	Total Compensation Paid from Fund Complex(1)(9)
Independent Trustees
John F. Finn	$1,475	$564	$275,000	(4)
Dr. Matthew Goldstein	1,744	666	325,000
Robert J. Higgins	1,744	666	325,000	(5)
Peter C. Marshall	1,878	718	350,000
Mary E. Martinez(2)	231	74	45,833	(2)
Marilyn McCoy	1,744	666	325,000
Mitchell M. Merin(2)	231	74	45,833	(2)
William G. Morton, Jr.	1,475	564	275,000
Dr. Robert A. Oden, Jr.	1,475	564	275,000	(6)
Marian U. Pardo(3)	231	74	45,833	(3)
Frederick W. Ruebeck	1,744	666	325,000	(7)
James J. Schonbachler	1,719	656	320,833	(8)

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	1,475	564	275,000

(1)	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.
(7)	Includes $130,000 of Deferred Compensation.
(8)	Includes $64,167 of Deferred Compensation.

Part I - 13

(9)	William J. Armstrong, Fergus Reid III, and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid from Fund Complex	Amount of Deferred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid III	$500,000	Includes $100,000 of Deferred Compensation.
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation.

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI

INVESTMENT ADVISER AND SUB-ADVISER

Investment Advisory Fees

The table below sets forth the investment advisory fees paid by the Fund to JPMIM (waived amounts are in parentheses), as applicable with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10				Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
	Paid		Waived		Paid	Waived	Paid	Waived
Highbridge Dynamic Commodities Strategy Fund	$1,226	*	$(488	)*	$19,002	$(4,409)	$20,605	$(7,674)
Highbridge Statistical Market Neutral Fund	43,670		(8,163)		20,409	(4,029)	12,290	(3,185)

*	This amount reflects the period from 1/13/10 through 10/31/10.

For a more complete discussion, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager of the Funds as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Highbridge Dynamic Commodities Strategy Fund
Sassan Alizadeh	0	0	1	99.4	1	5.7
Mark Nodelman	0	0	1	99.4	1	5.7
Christopher M. Tufts	10	211.6	16	137.8	10	3.2

Highbridge Statistical Market Neutral Fund
Alain Sunier	0	0	0	0	0	0

Part I - 14

Jerome Benveniste	0	0	0	0	0	0
Peter Beebee	0	0	0	0	0	0

The following table shows information on the other accounts managed by each portfolio manager of the Funds that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)	Number of Accounts	Total Assets ($millions)
Highbridge Dynamic Commodities Strategy Fund
Sassan Alizadeh	0	$0	6	$994.4	2	$192.3
Mark Nodelman	0	0	6	994.4	2	192.3
Christopher M. Tufts	0	0	0	0	0	0

Highbridge Statistical Market Neutral Fund
Alain Sunier	0	0	7	4,087.4	0	0
Jerome Benveniste	0	0	7	4,087.4	0	0
Peter Beebee	0	0	7	4,087.4	0	0

*	Certain pooled investment vehicles may offer both performance based and non-performance based fee classes. The total assets under management for the accounts are included in the performance based fee table.

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager of the Fund as of October 31, 2012.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Highbridge Dynamic Commodities Strategy Fund
Sassan Alizadeh	X
Mark Nodelman	X
Christopher M. Tufts			X

Highbridge Statistical Market Neutral Fund
Alain Sunier			X
Jerome Benveniste				X
Peter Beebee	X

Portfolio Managers’ Compensation

The Sub-Adviser’s portfolio managers are compensated for their services by HCM. Each portfolio manager’s compensation consists of a base salary fixed from year to year and a variable cash bonus. Base salary is based on market factors and the skill, experience and responsibilities of each portfolio manager. The amount of the variable bonus is based on a fixed percentage of the management fees and performance fees, if applicable, charged to the portfolios that each portfolio manager manages. For certain portfolio managers, an additional component of their bonus is determined by their receipt of a fixed percentage of HCM’s annual profits.

Part I - 15

For a more complete discussion, including relative to the Adviser, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administrative services and co-administration fees paid by the Funds to JPMorgan Funds Management, Inc. (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended 10/31/10				Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
	Paid		Waived		Paid	Waived	Paid	Waived
Highbridge Dynamic Commodities Strategy Fund	$126	*	$(34	)*	$1,698	$(423)	$2,357	$(176)
Highbridge Statistical Market Neutral Fund	1,724		(1,034)		149	(1,094)	—	(773)

*	This amount reflects the period from 1/13/10 through 10/31/10.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2012.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Highbridge Dynamic Commodities Strategy Fund	$6,909	$88,028	$548	$1,041,616
Highbridge Statistical Market Neutral Fund	5,942	17,656	45	1,316,622

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

The following table sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Funds with respect to the fiscal periods indicated:

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
Highbridge Dynamic Commodities Strategy Fund	$5,448	*	$7,111	$6,909
Highbridge Statistical Market Neutral Fund	12,452		7,342	5,942

*	The Fund commenced operations on 1/13/10, therefore this amount reflects the period from 1/13/10 through 10/31/10.

Part I - 16

The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended October 31, 2012 was $1,605,630.

For more information on JPMDS, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Funds paid to JPMDS (the amounts voluntarily waived are in parentheses), with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10				Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
	Paid		Waived		Paid	Waived	Paid	Waived
Highbridge Dynamic Commodities Strategy Fund
Class A Shares	$29	*	$—	*	$541	$—	$493	$—
Class C Shares	16	*	—	*	525	—	549	—

Highbridge Statistical Market Neutral Fund
Class A Shares	2,424		—		1,533	—	868	—
Class C Shares	1,786		—		853	—	448	—

*	The Fund commenced operations on 1/13/10, therefore this amount reflects the period from 1/13/10 through 10/31/10.

For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, each Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A and Class C	0.25%
Class R5	0.05%

The table below sets forth the fees paid to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10				Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
	Paid		Waived		Paid	Waived	Paid	Waived
Highbridge Dynamic Commodities Strategy Fund
Class A Shares	$21	*	$(8	)*	$537	$(4)	$493	$—
Class C Shares	4	*	(1	)*	174	(1)	183	—
Select Class Shares	240	*	(77	)*	3,860	(44)	4,816	—
Class R5 Shares	N/A	**	N/A	**	34	(1)	60	—

Highbridge Statistical Market Neutral Fund
Class A Shares	—		(2,424)		113	(1,420)	54	(814)
Class C Shares	—		(595)		18	(266)	8	(142)

Part I - 17

Select Class Shares	—	(4,385)	122	(1,552)	58	(1,135)

*	The Fund commenced operations on 1/13/10, therefore this amount reflects the period from 1/13/10 through 10/31/10.
**	This Share Class of the Fund commenced operations on 11/30/10.

For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

Each Fund paid the following brokerage commissions to JPMDS for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
Highbridge Dynamic Commodities Strategy Fund
Total Brokerage Commissions	$31	*	$542	$386
Brokerage Commissions to Affiliated Broker/Dealers	—	*	—	—

Highbridge Statistical Market Neutral Fund
Total Brokerage Commissions	1,081		610	222
Brokerage Commissions to Affiliated Broker/Dealers	—		—	—

*	The Fund commenced operations on 1/13/10, therefore this amount reflects the period from 1/13/10 through 10/31/10.

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2012, JPMIM did not allocate any brokerage commissions to brokers who provided broker research including third party broker research for either Fund.

Securities of Regular Broker-Dealers

As of October 31, 2012, each Fund owned securities of its regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned
Highbridge Dynamic Commodities Strategy Fund	Deutsche Bank AG	56,000
	UBS Financial Services Inc.	56,020

Highbridge Statistical Market Neutral Fund	Citigroup Global Markets Inc.	(2,735)
	Goldman Sachs and Company	1,524

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

Part I - 18

FINANCIAL INTERMEDIARIES

Other Cash Compensation Payments

During the fiscal year ended October 31, 2012, JPMIM and SCR&M paid approximately $137,335,752 and $94,491, respectively, for all the J.P. Morgan Funds, pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, the JPMorgan SmartAllocation Funds, the J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Highbridge Dynamic Commodities Strategy Fund and Highbridge Statistical Market Neutral Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$ 1,000,000 – $ 3,999,999*	1.00%
$ 4,000,000 – $ 9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to a Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the applicable Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid by Distributor

For the fiscal year ended October 31, 2012, JPMDS paid approximately $12,473,757 in finders’ fees for all of the J.P. Morgan Funds.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Part I - 19

TAX MATTERS

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Fund after October 31, 2011 may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Net capital losses arising in prior years were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after October 31, 2011 be used before any prior net capital losses.

For Federal income tax purposes, the Highbridge Dynamic Commodities Strategy Fund did not have any capital loss carryforwards for the fiscal year ended October 31, 2012 incurred prior to the enactment of the 2010 Act.

For Federal income tax purposes, the Highbridge Statistical Market Neutral Fund had capital loss carryforwards for the fiscal year ended October 31, 2012 (amounts in thousands) incurred prior to the enactment of the 2010 Act:

Fund	Capital Loss Carryforwards	Expiration Date
Highbridge Statistical Market Neutral Fund	$24,964	10/31/2018
	23,268	10/31/2019
Remaining	$48,232

As of October 31, 2012, the following Funds had capital loss carryforwards (amounts in thousands) incurred after the enactment of the 2010 Act:

	Capital Loss Carryforward Character
Funds	Short-Term	Long-Term
Highbridge Dynamic Commodities Strategy Fund	$13,510	$20,230
Highbridge Statistical Market Neutral Fund	—	—

For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

All Funds
Bloomberg LP	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Factset	Monthly	30 days after month end

Highbridge Statistical Market Neutral Fund
Casey, Quirk & Associates	Monthly	10 days after month end
Lipper, Inc.	Monthly	30 days after month end
Morgan Stanley	Quarterly	30 days after quarter end
Oppenheimer	Quarterly	30 days after quarter end
Raymond James	Quarterly	30 days after quarter end
Thomson Financial	Monthly	30 days after month end
Vestek	Monthly	30 days after month end

Part I - 20

Vickers Stock Research Corp.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. — Standard & Poor’s	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers.

As of January  31, 2013, the officers and Trustees, as a group, owned less than 1% of the shares of each Fund.

Principal Holders.

As of January 31, 2013, the persons who owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of the Fund are shown below:

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
HIGHBRIDGE DYNAMIC COMMODITIES STRATEGY FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7.71%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	16.20%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	5.41%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	49.91%

CLASS C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	7.04%

Part I - 21

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	11.95%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	46.16%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	15.94%

CLASS R5 SHARES	COLORADO OFFICIALS & EE RET ASSOC CCOERA 401A & 457 PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002	7.57%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT 2015 FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	6.25%

	JPMIM AS AGENT FOR* JPMORGAN SMARTRETIREMENT INCOME FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	6.27%

	MAC & CO MUTUAL FUND OPERATIONS PO BOX 3198 PITTSBURGH PA 15230-3198	59.06%

	THE NORTHERN TRUST COMPANY AS TTEE FBO MORGAN STANLEY 401K MORGAN STANLEY DEFINED CONTRIB MASTER TRUST P.O. BOX 92994 CHICAGO IL 60675-2994	7.90%

Part I - 22

SELECT CLASS SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	30.95%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	30.72%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	14.20%
HIGHBRIDGE STATISTICAL MARKET NEUTRAL FUND
CLASS A SHARES	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2468	12.92%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	17.31%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.03%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	24.92%

CLASS C SHARES	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	9.30%

Part I - 23

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	20.33%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	27.29%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	14.86%

SELECT CLASS SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94101-4151	10.17%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	9.57%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	26.36%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	17.69%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) that Fund. As a result, those persons would have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

Part I - 24

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2012, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 25

J.P. Morgan Specialty Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2013

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Research Market Neutral Fund (“Research Market Neutral Fund” or the “Fund”)

Class A/JMNAX; Class B/JMNBX; Class C/JMNCX; Institutional Class/JPMNX; Select Class/JMNSX

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses of the Fund dated February 28, 2013, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Report relating to the Fund dated October 31, 2012 (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 460 Polaris Parkway, Westerville, OH 43082.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund or the Financial Statements, simply write or call:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-SPEC-213

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

The Fund was a series of J.P. Morgan Mutual Fund Series (“JPMMFS”) at the close of business on February 18, 2005 (“Predecessor J.P. Morgan Fund”). The Fund operated as a series of J.P. Morgan Series Trust (“JPMST”), a Massachusetts business trust (the “Predecessor JPMorgan Trust”) prior to reorganizing and redomiciling as series of JPMMFS on February 18, 2005.

Shareholders of the Predecessor J.P. Morgan Fund approved an Agreement and Plan of Reorganization and Redomiciliation (“Shell Reorganization Agreements”) between the Predecessor JPMorgan Trust, on behalf of the Predecessor J.P. Morgan Fund, and JPMMFS, on behalf of its series. Pursuant to the Shell Reorganization Agreements, the Predecessor J.P. Morgan Fund was reorganized into the corresponding series of JPMMFS effective after the close of business on February 18, 2005 (“Closing Date”). With respect to events that occurred or payments that were made prior to the Closing Date, any reference to the Fund in this SAI prior to the Closing Date refers to the Predecessor J.P. Morgan Fund.

On January 20, 2005, shareholders of JPMMFS approved the redomiciliation of JPMMFS as a Delaware statutory trust to be called “JPMorgan Trust I” (“Redomiciliation”). The Redomiciliation was effective after the close of business on the Closing Date, at which time each J.P. Morgan Fund became a series of JPMT I. The Redomiciliation was effective after each of the reorganizations pursuant to the Shell Reorganization Agreements.

Share Classes

Shares in the Fund are generally offered in multiple classes. The Board of Trustees of JPMT I has authorized the issuance and sale of the following share classes of the Fund: Class A, Class B, Class C, Institutional Class and Select Class Shares (collectively, the “Shares”).

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectuses. The Fund’s executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) and J.P. Morgan Mutual Fund Group (“JPMMFG”) (each a “J.P. Morgan Fund”, and together with the Fund, the “J.P. Morgan Funds”). JPMMFG liquidated effective November 29, 2012 and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

Part I - 3

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by J.P. Morgan Private Investments Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SCR&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM and JPMIM became the investment adviser for certain other of the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, except as designated in the Fund’s Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

Except for the restriction on borrowings set forth in fundamental investment policy (4) below, the percentage limitations contained in the restrictions below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy, or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity. With respect to fundamental investment policy (4), the 1940 Act generally limits the Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” in the SAI Part II, in addition to temporary borrowing, the Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the U.S. Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

Fundamental Investment Policies. The Fund:

Part I - 4

(1)	May not make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act;

(2)	May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC;

(3)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(4)	May not borrow money, except to the extent permitted by applicable law;

(5)	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;

(6)	May not purchase or sell real estate, except that, to the extent permitted by applicable law; the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(7)	May not purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities; and

(8)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. The investment restrictions described below are non-fundamental restrictions of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules;

(3)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto; and

(4)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Part I - 5

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Miscellaneous Investment Strategies and Risks
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard and Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.	Investment Company Securities and Exchange Traded Funds
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)

Part I - 6

Instrument	Part II Section Reference
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Investment Company Securities: Shares of other investment companies including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	Investment Company Securities and Exchange Traded Funds
Master Limited Partnerships (“MLPs”): Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities, and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Securities Lending: The lending of up to 33 1/3% of the Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending
Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	Short Selling
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

Part I - 7

Instrument	Part II Section Reference
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).	U.S. Government Obligations

DIVERSIFICATION

JPMT I is a registered open-end investment company. The Fund intends to meet the diversification requirement of the 1940 Act. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate (including short sales) for the two most recently completed fiscal years:

FUND	For Fiscal Year Ended
	10/31/11	10/31/12
Research Market Neutral Fund	231%	186%

The table below sets forth the Fund’s portfolio turnover rate (excluding short sales) for the two most recently completed fiscal years:

FUND	For Fiscal Year Ended
	10/31/11	10/31/12
Research Market Neutral Fund	105%	82%

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

During the fiscal year ended October 31, 2012, the Audit and Valuation Committee met four times, the Compliance Committee met four times, the Governance Committee met seven times and each Investments Sub-Committee met six times. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Part I - 8

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2012, in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	$1-$10,000	Over $100,000
Robert J Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez(3)	None	None
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin(3)	None	None
William G. Morton, Jr.	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo(4)	None	$50,001–$100,000(5)
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013.
(4)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013.
(5)	Over $100,000 as of February 5, 2013.

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000, and from December 1, 2011 through February 29, 2012, paid the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. For the year ended December 31, 2012, the J.P. Morgan Funds bore expenses

Part I - 9

related to administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

Name of Trustee	Research Market Neutral Fund	Total Compensation Paid from Fund Complex (1)(9)
Independent Trustees
John F. Finn	$534	$275,000	(4)
Dr. Matthew Goldstein	631	325,000
Robert J. Higgins	631	325,000	(5)
Peter C. Marshall	679	350,000
Mary E. Martinez(2)	81	45,833	(2)
Marilyn McCoy	631	325,000
Mitchell M. Merin(2)	81	45,833	(2)
William G. Morton, Jr.	534	275,000
Dr. Robert A. Oden, Jr.	534	275,000	(6)
Marian U. Pardo(3)	81	45,833	(3)
Frederick W. Ruebeck	631	325,000	(7)
James J. Schonbachler	621	320,833	(8)

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	534	275,000

(1)	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.
(7)	Includes $130,000 of Deferred Compensation.
(8)	Includes $64,167 of Deferred Compensation.
(9)	William J. Armstrong, Fergus Reid III, and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid from Fund Complex	Amount of Deferred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid III	$500,000	Includes $100,000 of Deferred Compensation.
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation.

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

Part I - 10

INVESTMENT ADVISER

Investment Advisory Fees

For the fiscal years indicated, the Fund paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees as follows (amounts waived are in parentheses) (amounts in thousands):

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
	Paid	Waived	Paid	Waived	Paid	Waived
Research Market Neutral Fund	$7,546	$(4,353)	$10,718	$(5,806)	$6,795	$(3,667)

For a more complete discussion, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGER

Portfolio Manager’s Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio manager of the Fund as of October 31, 2012.

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Terance Chen	11	$3,125,816	1	$339,190	2	$459,082

The following table shows information on the other accounts managed by the portfolio manager of the Fund that have advisory fees wholly or partly based on performance as of October 31, 2012.

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Terance Chen	0	$0	0	$0	0	$0

Portfolio Manager’s Ownership of Securities

The following table indicates the dollar range of shares of the Fund beneficially owned by the portfolio manager of the Fund as of October 31, 2012.

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Terance Chen					X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

Part I - 11

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administrative services and co-administration fees paid by the Fund to JPMorgan Funds Management, Inc. (the amount voluntarily waived is in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Research Market Neutral Fund	$793	$(88)	$1,077	$(99)	$196	$(535)

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2012.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Research Market Neutral Fund	$6,161	$6,909	$31	$528,597

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

The aggregate amount of underwriting commissions retained by JPMDS from the Fund for the fiscal years ended October 31, 2010, 2011 and 2012 was $41,652, $0 and $6,161, respectively.

The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended October 31, 2012 was $1,605,630.

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS, with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10			Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
Research Market Neutral Fund	Paid		Waived	Paid	Waived	Paid	Waived
Class A Shares	$738		$—	$631	$—	$349	$—
Class B Shares	22		—	15	—	7	—
Class C Shares	88	*	—	205	—	172	—

*	Shares commenced operations on 11/2/09. Therefore, the distribution fees shown for this Share Class are for the period from 11/2/09 through 10/31/10.

For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

Part I - 12

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Class A, Class B, Class C and Select Class	0.25%
Institutional Class	0.10%

The table below sets forth the fees paid to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10			Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
Research Market Neutral Fund	Paid		Waived	Paid	Waived	Paid	Waived
Class A Shares	$738		$—	$631	$—	$349	$—
Class B Shares	8		—	5	—	3	—
Class C Shares	29	*	—	68	—	57	—
Institutional Class Shares	—		(344)	—	(530)	—	(402)
Select Class Shares	745	*	—	1,275	—	681	—

*	Shares commenced operations on 11/2/09. Therefore, the distribution fees shown for this Share Class are for the period from 11/2/09 through 10/31/10.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions to JPMDS for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10	Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
Research Market Neutral Fund
Total Brokerage Commissions	$6,415	$4,164	$1,882
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—

For more information regarding brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Part I - 13

Broker Research

For the fiscal year ended October 31, 2012, JPMIM allocated brokerage commissions of $916.520.71 to brokers who provided broker research including third party broker research for the Fund.

Securities of Regular Broker-Dealers

As of October 31, 2012, the Fund owned securities of its regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned (000’s)
Research Market Neutral Fund	Bank of America Corporation	$2,463
	Citigroup Global Markets Inc.	3,071
	Goldman Sachs and Company	3,984

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARIES

Other Cash Compensation Payments

During the fiscal year ended October 31, 2012, JPMIM and SCR&M paid approximately $137,335,752 and $94,491, respectively, for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, the JPMorgan SmartAllocation Funds, the J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively, “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Research Market Neutral Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$ 1,000,000 – $ 3,999,999*	1.00%
$ 4,000,000 – $ 9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of

Part I - 14

the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a contingent deferred sales charge to the Plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid by Distributor

For the fiscal year ended October 31, 2012, JPMDS paid approximately $12,473,757 in finders’ fees for all of the J.P. Morgan Funds. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Fund after October 31, 2011 may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Net capital losses arising in prior years were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after October 31, 2011 be used before any prior net capital losses.

For Federal income tax purposes, the Fund had the following capital loss carryforwards for the fiscal year ended October 31, 2012 (amounts in thousands):

Fund		Capital Loss Carryforwards	Expiration Date
Research Market Neutral Fund		$6,154	10/31/2018
		37,038	10/31/2019
	Remaining	43,192

As of October 31, 2012, the Fund had capital loss carryforwards (amounts in thousands) incurred after the enactment of the 2010 Act:

	Capital Loss Carryforward Character
Fund	Short-Term	Long-Term
Research Market Neutral Fund	$668	$—

For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

BOK Financial Wealth Management	Quarterly	30 days after quarter end
Raymond James	Quarterly	30 days after quarter end
Bloomberg LP	Monthly	30 days after month end
Casey, Quirk & Associates	Monthly	10 days after month end
Factset	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc.-Standard & Poor’s	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

Part I - 15

SHARE OWNERSHIP

Trustees and Officers.

As of January 31, 2013, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

Principal Holders.

As of January 31, 2013, the persons who owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund are shown below:

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
RESEARCH MARKET NEUTRAL FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FOR BENEFIT OF CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	21.13%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	10.18%

	TD AMERITRADE FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	5.65%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	9.00%

CLASS B SHARES	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	20.81%

Part I - 16

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
	LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	7.27%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR E FL 3 JACKSONVILLE FL 32246-6484	28.26%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	15.93%

	NFS LLC FEBO MINDY YOUNGER 3476 LOCUST AVE WANTAGH NY 11793-3643	6.22%

CLASS C SHARES	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	16.59%

	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN FUND ADMINISTRATION 4800 DEER LAKE DR EAST 2ND FL JACKSONVILLE FL 32246-6484	5.97%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	13.78%

	NFS LLC FBO CATTLE NATIONAL BANK TRUST 104 S 5TH ST SEWARD NE 68434-2171	6.70%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	7.61%

Part I - 17

‘Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
	STIFEL NICOLAUS & CO INC EXCLUSIVE BENEFIT OF CUSTOMERS 501 N BROADWAY SAINT LOUIS MO 63102-2188	20.28%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	8.16%

INSTITUTIONAL CLASS SHARES	CALHOUN & CO C/O COMERICA BANK ATTN: MUTUAL FUNS UNIT MC 3446 PO BOX 75000 DETROIT MI 48275-0001	5.39%

	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCT FOR BENEFIT OF CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	29.79%

	FIRST CLEARING LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103-2523	13.77%

	VALLEE & CO FBO 9R C/O M&I TRUST CO NA – ATTN MF 11270 W PARK PL STE 400 MILWAUKEE WI 53224-3638	13.39%

SELECT CLASS SHARES	JPMIM AS AGENT FOR * JPMORGAN INVESTOR BALANCED FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	27.25%

	JPMIM AS AGENT FOR * JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	31.27%

Part I - 18

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
	JPMIM AS AGENT FOR * JPMORGAN INVESTOR GROWTH AND INCOME ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	18.23%

	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	7.62%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of the Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2012 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 19

J.P. Morgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2013

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Strategic Preservation Fund

Class A/JSPAX; Class C/JATCX; Select Class/JSPSX; Class R5/JSPRX

(the “Strategic Preservation Fund” or the “Fund”)

This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February 28, 2013, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the audited financial statements included in the annual Shareholder Report dated October 31, 2012 relating to the Fund (the “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 460 Polaris Parkway, Westerville, Ohio 43082.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund or the Financial Statements, simply write or call:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-STRAT-213

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

Shares of the Fund are generally offered in multiple classes. The Board of Trustees of JPMT I has authorized the issuance and sale of the following share classes of the Fund: Class A, Class C, Class R5 and Select Class Shares (collectively, the “Shares”).

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectuses. The Fund’s executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”), (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). JPMMFG liquidated effective November 29, 2012 and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by J.P. Morgan Private Investment Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SCR&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

Investments in the Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 1

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Prospectus or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy, a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

Fundamental Investment Policies.

The Fund:

(1)	May not purchase the securities of any issuer if, as a result, more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities (as defined in the 1940 Act) except with respect to any permissible borrowings;

(3)	May not borrow money, except to the extent permitted under the 1940 Act or the rules or regulations thereunder, as such statute, rules or regulations may be amended from time to time or as permitted by order or interpretation of the SEC;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund may be deemed an underwriter under certain securities laws in the deposition of “restricted securities”;

(5)	May not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the Fund from investing in securities issued by companies in an industry or group of industries in the real estate sector;

Part I - 2

(6)	May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act, or operate as a commodity pool, in each case as interpreted or modified by the regulatory authority having jurisdiction, from time to time; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental restrictions of the Fund and may be changed by the Trustees of the Fund without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not purchase securities on margin, make short sales of securities or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued or delayed delivery securities, or to short sales that are covered in accordance with SEC rules; and

(3)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, credit card receivables and other securities backed by other types of receivables or other assets.	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	Bank Obligations
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Miscellaneous Investment Strategies and Risks

Part I - 3

Instrument	Part II Section Reference
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	Swaps and Related Swap Products
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s.	Investment Company Securities and Exchange Traded Funds

Part I - 4

Instrument	Part II Section Reference
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and interest rate and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by the Fund’s adviser to be of comparable quality.	Debt Instruments
Inflation-Linked Debt Securities: Include fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	Debt Instruments
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	Loans
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which the Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	Municipal Securities

Part I - 5

Instrument	Part II Section Reference
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over the counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1/3% of the Fund’s total assets. In return, the Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending
Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)

Part I - 6

Instrument	Part II Section Reference
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.	Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
Treasury Receipts: The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	Treasury Receipts
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry Safekeeping (“CUBES”).	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.	Debt Instruments

Part I - 7

Instrument	Part II Section Reference
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments

DIVERSIFICATION

JPMT I is a registered management investment company and the Fund is a non-diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. High portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate for the two most recently completed fiscal years:

	Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
Strategic Preservation Fund*	87%	163%

*	The Fund’s higher portfolio turnover rate during the fiscal year ended 10/31/12 reflects a change to a more diversified equity portfolio.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

During the fiscal year ended October 31, 2012, the Audit and Valuation Committee met four times, the Compliance Committee met four times, the Governance Committee met seven times, and each Investments Sub-Committee met six times. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Part I - 8

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2012, in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez(3)	None	None
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin(3)	None	None
William G. Morton, Jr.	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo(4)	None	$50,001-$100,000(5)
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000

Interested Trustee Not Affiliated With the Adviser
Frankie D. Hughes	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in process of winding up its affairs.
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013.
(4)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013.
(5)	Over $100,000 as of February 5, 2013.

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000 and from December 1, 2011 through February 29, 2012, paid the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. For the year ended December 31, 2012, the J.P. Morgan Funds bore expenses related to

Part I - 9

administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

Name of Trustee	Strategic Preservation Fund	Total Compensation Paid from Fund Complex(1)(9)
Independent Trustees
John F. Finn	$29	$275,000(4)
Dr. Matthew Goldstein	34	325,000
Robert J. Higgins	34	325,000(5)
Peter C. Marshall	37	350,000
Mary E. Martinez(2)	4	45,833(2)
Marilyn McCoy	34	325,000
Mitchell M. Merin(2)	4	45,833(2)
William G. Morton, Jr.	29	275,000
Dr. Robert A. Oden, Jr.	29	275,000(6)
Marian U. Pardo(3)	4	45,833(3)
Frederick W. Ruebeck	34	325,000(7)
James J. Schonbachler	34	320,833(8)

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	29	275,000

(1)	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.
(7)	Includes $130,000 of Deferred Compensation.
(8)	Includes $64,167 of Deferred Compensation.
(9)	William J. Armstrong, Fergus Reid III, and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid from Fund Complex	Amount of Deferred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid III	$500,000	Includes $100,000 of Deferred Compensation.
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation.

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

Part I - 10

INVESTMENT ADVISER

Investment Advisory Fees

For the fiscal years indicated, the Fund paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees (waived amounts are in parentheses), as applicable with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
	Paid	Waived	Paid	Waived	Paid	Waived
Strategic Preservation Fund	$470	$(174)	$357	$(207)	$82	$(190)

For more information about the investment adviser, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGER

Portfolio Manager’s Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio manager as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Strategic Preservation Fund
Talib Sheikh	2	$155,392	10	$2,464,536	1	$102,028

The following table shows information on the other accounts managed by the portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Strategic Preservation Fund
Talib Sheikh	0	$0	5	$883,857	1	$389,429

Portfolio Manager’s Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by the portfolio manager as of October 31, 2012.

Part I - 11

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Strategic Preservation Fund
Talib Sheikh	X

For a more complete discussion of the portfolio manager’s compensation, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration and administrative services fees paid by the Fund to JPMorgan Funds Management, Inc. (the amounts waived are in parentheses) for the fiscal years indicated (amounts in thousands).

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
	Paid	Waived	Paid	Waived	Paid	Waived
Strategic Preservation Fund	$100	$—	$83	$(1)	$12	$(28)

For more information about the Administrator, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2012 (amounts have been rounded up to the whole number).

	Total Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Strategic Preservation Fund	$92	$3,005	$102	$111,799

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in “Distribution Fees” section below.

The aggregate amount of underwriting commissions retained by JPMDS from the Fund for the fiscal years ended October 31, 2010, 2011 and 2012 was $577, $974 and $92, respectively.

The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended October 31, 2012 was $1,605,630.

For more information about the Distributor, see the “Distributor” section in Part II of this SAI.

Part I - 12

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal years indicated (amounts in thousands).

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
	Paid	Waived	Paid	Waived	Paid	Waived
Strategic Preservation Fund
Class A Shares	$264	$—	$231	$—	$106	$—
Class C Shares	2	—	3	—	6	—

For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A and Class C Shares	0.25%
Class R5 Shares	0.05%

The table below sets forth the fees paid to JPMDS (the amounts waived are in parentheses) for the fiscal years indicated (amounts in thousands):

	Fiscal YearEnded 10/31/10			Fiscal Year Ended 10/31/11			Fiscal Year Ended 10/31/12
	Paid		Waived	Paid		Waived	Paid		Waived
Strategic Preservation Fund
Class A Shares	$264		$—	$231		$—	$91		$(15)
Class C Shares	1		—	1		—	2		—	^
Select Class Shares	4		—	3		—	4		(1)
Class R5 Shares	—	^	—	—	^	—	—	^	—	^

^	Amount rounds to less than one thousand.

For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions to JPMDS for the fiscal years indicated (amounts in thousands):

	Fiscal Year Ended 10/31/10		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
Strategic Preservation Fund
Total Brokerage Commissions	$77		$100		$46
Brokerage Commissions to Affiliated Broker-Dealers	—	^	—	^	—

^	Amount rounds to less than one thousand.

Part I - 13

For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2012, JPMIM allocated brokerage commissions of $0.00 to brokers who provided broker research including third party broker research for the Fund.

Securities of Regular Broker-Dealers

As of October 31, 2012, the Fund owned securities of its regular broker-dealers (or parents) as shown below (amounts in thousands):

Fund	Name of Broker-Dealer	Value of Securities Owned
Strategic Preservation Fund	Bank of America Corporation	$301
	HSBC Securities Inc.	88

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARIES

Other Cash Compensation Payments

During the fiscal year ended October 31, 2012, JPMIM and SCR&M paid approximately $137,335,752 and $94,491 respectively, for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, JPMorgan SmartAllocation Funds, the J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively, “Qualifying Funds”) may receive finders’ fees.

With respect to the Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$1,000,000 – $3,999,999*	0.75%
$4,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 0.75% of the sale of the Class A Shares of the Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 0.75% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan

Part I - 14

redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 0.75% of the lower of the cost of the shares being redeemed or their net asset value (“NAV”) at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a contingent deferred sales charge to the plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid By Distributor

For the fiscal year ended October 31, 2012, JPMDS paid approximately $12,473,757 in finders’ fees for all of the J.P. Morgan Funds.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Fund after October 31, 2011 may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Net capital losses arising in prior years were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after October 31, 2011 be used before any prior net capital losses.

For Federal income tax purposes, the Fund did not have any capital loss carryforwards for the fiscal year ended October 31, 2012 incurred prior to the enactment of the 2010 Act.

As of October 31, 2012, the Fund had capital loss carryforwards (amounts in thousands) incurred after the enactment of the 2010 Act:

	Capital Loss Carryforward Character
Fund	Short-Term	Long-Term
Strategic Preservation Fund	$117	$—

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Bloomberg LP	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. – Standard & Poor’s	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Vickers Stock Research Corp.	Monthly	30 days after month end
Casey, Quirk & Associates	Monthly	10 days after month end
Factset	Monthly	30 days after month end

Part I - 15

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of January 31, 2013, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

Principal Holders

As of January 31, 2013, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund included in this SAI are shown in Attachment 1-A, Principal Shareholders.

FINANCIAL STATEMENTS

The Financial Statements of the Fund are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2012 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 16

Attachment 1-A

PRINCIPAL SHAREHOLDERS

JPMORGAN STRATEGIC PRESERVATION FUND	Name and Address of Shareholder	Percentage Held
CLASS A SHARES	GENWORTH FINANCIAL TRUST CO CUST FBO GFWM AND MUTUAL CLIENTS FBO OTHER CUSTODIAL CLIENTS 3200 N CENTRAL AVE PHOENIX AZ 85012-2468	57.12%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	29.11%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR ClIENTS PO BOX 2226 OMAHA NE 68103-2226	6.99%

CLASS C SHARES	JOSHUA A HENDRICKS NICOLE M HENDRICKS JTWROS 21940 COTTONWOOD ST NW OAK GROVE MN 55011-9688	5.19%

	JPMORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	42.72%

	LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	7.58%

	LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	5.12%

	NFS LLC FBO JEAU AUN HULL TRUST JEAU AUN HULL TTEE U/A 10/28/1999 2501 LEISURE WORLD MESA AZ 85206-5416	5.67%

	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	22.03%

Part I - 17

JPMORGAN STRATEGIC PRESERVATION FUND	Name and Address of Shareholder	Percentage Held
CLASS R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100%

SELECT CLASS SHARES	JPMORGAN CHASE BANK N.A.* FBO CLIENTS ATTN PB MF OPS 3OPS3 DE3-3740 500 STANTON CHRISTIANA RD NEWARK DE 19713-2105	22.13%

	LPL FINANCIAL 9785 TOWNE CENTRE DRIVE SAN DIEGO CA 92121-1968	39.51%

	US BANK NA FBO GUIDEPATH ABSOLUTE RETURN AA PO BOX 1787 MILWAUKEE WI 53201-1787	35.90%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

Part I - 18

J.P. Morgan U.S. Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2013

JPMORGAN TRUST I (“JPMT I” or the “Trust”)

JPMorgan Research Equity Long/Short Fund (the “Research Equity Long/Short Fund” or the “Fund”)

Class A/JLSAX; Class C/JLSCX; Select Class/JLSSX; Class R5/JLSRX

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February 28, 2013, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Report relating to the Fund dated October 31, 2012 (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 460 Polaris Parkway, Westerville, Ohio 43082.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund, simply write or call:

J.P. Morgan Funds Services P.O Box 8528 Boston, MA 02266-8528

1-800-480-4111

SAI-RELS-213

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

The Board of Trustees of the Trust (“Board of Trustees”) has authorized the issuance and sale of the following classes of the Fund: Class A, Class C, Select Class and Class R5 Shares.

The shares of the Fund are collectively referred to in this SAI as the “Shares”.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectuses. The Fund’s executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), J.P. Morgan Fleming Mutual Fund Group (“JPMFMFG”) and J.P. Morgan Mutual Fund Group (“JPMMFG”) (each a “J.P. Morgan Fund”, and together with the Fund, the “J.P. Morgan Funds”). JPMMFG liquidated effective November 29, 2012 and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by J.P. Morgan Private Investments, Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SCR&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM, and JPMIM became the investment adviser for the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 3

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, except as designated in the Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below (except for borrowing of money) apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

Fundamental Investment Policies.

The Fund:

(1)	May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(3)	May not borrow money, except to the extent permitted by applicable law;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;

(5)	May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(6)	The Fund may purchase and sell commodities to the maximum extent permitted by applicable law; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Part I - 4

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	Bank Obligations
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)

Part I - 5

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	Swaps and Related Swap Products
Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.	Demand Features

Part I - 6

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evaluation and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100’s.	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors.	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by the Fund’s adviser to be of comparable quality.	Debt Instruments
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	Investment Company Securities and Exchange Traded Funds

Part I - 7

Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments in less developed countries.	Loans
Master Limited Partnerships (MLPs): Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which the Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks

Part I - 8

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	Miscellaneous Investment Strategies and Risks
Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security.	Structured Investments

Part I - 9

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
Treasury Receipts: The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	Treasury Receipts
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	Trust Preferred Securities
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry-Safekeeping (“CUBES”).	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.	Debt Instruments

Part I - 10

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments

DIVERSIFICATION

JPMT I is a registered management investment company and the Fund is a diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. Higher portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rates (excluding short sales) for the two most recently completed fiscal years:

	Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
Research Equity Long/Short Fund	151%	92%

The table below sets forth the Fund’s portfolio turnover rates (including short sales) for the two most recently completed fiscal years:

	Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
Research Equity Long/Short Fund	255%	159%

Part I - 11

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

During the fiscal year ended October 31, 2012, the Audit and Valuation Committee met four times, the Compliance Committee met four times, the Governance Committee met seven times and each Investments Sub-Committee met six times. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies as of December 31, 2012:

Name of Trustee	Ownership of Research Equity Long/ Short Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez(3)	None	None
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin(3)	None	None
William G. Morton, Jr.	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo(4)	None	$50,001-$100,000(5)
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013.
(4)	Ms. Pardo became a member of the Board of Trustees effective February 1. 2013.
(5)	Over $100,000 as of February 5, 2013.

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Part I - 12

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000, and from December 1, 2011 through February 29, 2012, paid the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. For the year ended December 31, 2012, the J.P. Morgan Funds bore expenses related to administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

Name of Trustee	Research Equity Long/Short Fund	Total Compensation Paid from “Fund Complex”(1)(9)
Independent Trustees
John F. Finn	$37	$275,000(4)
Dr. Matthew Goldstein	44	325,000
Robert J. Higgins	44	325,000(5)
Peter C. Marshall	47	350,000
Mary E. Martinez(2)	6	45,833(2)
Marilyn McCoy	44	325,000
Mitchell M. Merin(2)	6	45,833(2)
William G. Morton, Jr.	37	275,000
Dr. Robert A. Oden, Jr.	37	275,000(6)
Marian U.Pardo(3)	6	45,833(3)
Frederick W. Ruebeck	44	325,000(7)
James J. Schonbachler	43	320,833(8)

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	37	275,000

(1)	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.
(7)	Includes $130,000 of Deferred Compensation.
(8)	Includes $64,167 of Deferred Compensation.

Part I - 13

(9)	William J. Armstrong, Fergus Reid III and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid from Fund Complex	Amount of Deferred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid III	$500,000	Includes $100,000 of Deferred Compensation.
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation.

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

INVESTMENT ADVISER

Investment Advisory Fees

For the fiscal periods indicated, the Fund paid or waived investment advisory fees as set forth below.

	Fiscal Period Ended 10/31/10*		Fiscal Year Ended 10/31/11		Fiscal Year Ended 10/31/12
Fund	Paid	Waived	Paid	Waived	Paid	Waived
Research Equity Long/Short Fund	$20	$(92)	$597	$(386)	$596	$(134)

*	The Fund commenced operations on 5/28/10.

PORTFOLIO MANAGERS

Portfolio Manager’s Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio manager of the Fund as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Terance Chen	11	$3,832,632	1	$339,190	2	$459,082

The following table shows information on the other accounts managed by the portfolio manager of the Fund that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Terance Chen	0	$0	0	$0	0	$0

Portfolio Manager’s Ownership of Securities

The following table indicates the dollar range of shares of the Fund beneficially owned by the portfolio manager, as of October 31, 2012.

Part I - 14

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
Terance Chen							X

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administrative services and co-administration fees paid or accrued by the Fund to JPMorgan Funds Management, Inc. (the amount voluntarily waived is in parentheses) for the fiscal periods indicated (amounts in thousands):

	For the Fiscal Period Ended 10/31/10*		For the Fiscal Year Ended 10/31/11		For the Fiscal Year Ended 10/31/12
	Paid	Waived	Paid	Waived	Paid	Waived
Research Equity Long/Short Fund	$—	$(8)	$67	$(3)	$15	(36)

*	The Fund commenced operations on 5/28/10.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2012.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Research Equity Long/Short Fund	$459	$1,100	$76	$115,249

The aggregate amount of underwriting commissions retained by JPMDS from the Fund for the fiscal periods ended October 31, 2010, October 31, 2011 and October 31, 2012 were $38, $1,541 and $459, respectively.

The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended October 31, 2012 was $1,605,630.

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The tables below set forth the Rule 12b-1 fees that the Fund paid to or that were accrued by J.P. Morgan Fund Distributors, Inc. or JPMDS, as applicable, with respect to the fiscal periods indicated (amounts in thousands):

Part I - 15

	For the Fiscal Period Ended 10/31/10*			For the Fiscal Year Ended 10/31/11		For the Fiscal Year Ended 10/31/12
	Paid		Waived	Paid	Waived	Paid	Waived
Research Equity Long/Short Fund
Class A Shares	$17		$—	$178	$—	$111	$—
Class C Shares	—	^	—	3	—	4	—

*	The Fund commenced operations on 5/28/10.
^	Amount rounds to less than $1,000.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A and Class C	0.25%
Class R5	0.05

The table below sets forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	For the Fiscal Period Ended 10/31/10*			For the Fiscal Year Ended 10/31/11			For the Fiscal Year Ended 10/31/12
	Paid	Waived		Paid	Waived		Paid	Waived
Research Equity Long/Short Fund
Class A Shares	$13	$(4)		$143	$(35)		$88	$(23)
Class C Shares	—	—	^	1	—	^	1	—	^
Select Class Shares	4	(1)		14	(4)		27	(7)
Class R5 Shares	—	—	^	—	—	^	—	—	^

*	The Fund commenced operations on 5/28/10.
^	Amount rounds to less than $1,000.

For more information concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions to JPMDS for the fiscal periods indicated (amounts in thousands):

	Fiscal Period Ended 10/31/10*	Fiscal Year Ended 10/31/11	Fiscal Year Ended 10/31/12
Fund
Research Equity Long/Short Fund
Total Brokerage Commissions	$111	$297	$136
Brokerage Commissions to Affiliated Broker-Dealers	—	—	—

Part I - 16

*	The Fund commenced operations on 5/28/10.

For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2012, the Adviser allocated brokerage commissions of $67,875.06 to brokers who provided broker research including third party research for the Fund.

Securities of Regular Broker-Dealers

As of October 31, 2012, the Fund owned securities of its regular broker-dealers (or parents) as shown below.

Fund	Name of Broker-Dealer	Value of Securities Owned
Research Equity Long/Short Fund	Bank of America Corporation	$245
	Citigroup Global Markets Inc.	265
	Goldman Sachs and Company	353

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARY

Other Cash Compensation Payments

During the fiscal year ended October 31, 2012, JPMIM and SC-R&M paid approximately $137,335,752 and $94,491, respectively, for all the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, the JPMorgan SmartAllocation Funds, the J.P. Morgan Fixed Income Funds and certain other J.P. Morgan Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to sales of the Research Equity Long/Short Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$ 1,000,000 – $ 3,999,999*	1.00%
$ 4,000,000 – $ 9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

Part I - 17

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Research Equity Long/Short Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Research Equity Long/Short Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid by Adviser and Distributor

For the fiscal year ended October 31, 2012, the Adviser and JPMDS paid approximately $12,473,757 in finders’ fees for all J.P. Morgan Funds.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Fund after October 31, 2011 may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Net capital losses arising in prior years were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after October 31, 2011 be used before any prior net capital losses.

For Federal income tax purposes, the Fund had capital loss carryforwards for the fiscal period ended October 31, 2012 in the amounts indicated below (amounts in thousands):

Fund		Capital Loss Carryforwards	Expiration Date
Research Equity Long/Short Fund		$321	10/31/2019
	Remaining	$321

For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it will be disclosed is provided below:

Part I - 18

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw Hill Companies, Inc. — Standard & Poor’s	Monthly	30 days after month end
Factset	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Vestek	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers. As of January 31, 2013, the officers and Trustees, as a group, owned less than 1% of the shares of the Fund.

Principal Holders. As of January 31, 2013, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of the Fund:

JPMORGAN RESEARCH EQUITY LONG/SHORT FUND
A SHARES	GENWORTH FINANCIAL TRUST COMPANY FOR THE SOLE BENEFIT OF CUSTOMERS ATTN SEC# 3200 N CENTRAL AVE PHOENIX AZ 85012-2468	56.03%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	29.28%

	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CLIENTS PO BOX 2226 OMAHA NE 68103-2226	6.85%

C SHARES	AMERICAN ENTERPRISE INVESTMENT SVC 700 2ND AVE S MINNEAPOLIS MN 55402-2405	9.05%

	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH 1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	9.85%

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	14.38%

Part I - 19

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	37.72%

	UBS WM USA OMNI ACCOUNT M/F ATTN DEPARTMENT MANAGER 499 WASHINGTON BLVD FL 9 JERSEY CITY NJ 07310-2055	21.93%

R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

SELECT SHARES	NFS LLC FBO US BANK NATIONAL ASSOCIATION 1555 N RIVERCENTER DR STE 302 MILWAUKEE WI 53212-3958	5.01%

	SAXON & CO PO BOX 7780-1888 PHILADELPHIA PA 19182-0001	58.97%

	SAXON & CO PO BOX 7780-1888 PHILADELPHIA PA 19182-0001	5.36%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2012, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its report with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said report. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 20

J.P. Morgan U.S. Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2013

JPMORGAN TRUST I (“JPMT I” or the “Trust”)

Growth Long/Short Fund (the “Growth Long/Short Fund” or the “Fund”)

Class/Ticker: Class A/JGLAX; Class C/JGLCX; Select Class/JGLSX

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectus for the Fund dated February 28, 2013, as supplemented from time to time (“Prospectus”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Report relating to the Fund dated October 31, 2012 (the “Financial Statements”). The Prospectus and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 460 Polaris Parkway, Westerville, OH 43082.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund, simply write or call:

J.P. Morgan Funds Services

P.O Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-GLS-213

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

Shares of the funds of the Trust are generally offered in multiple classes. The Board of Trustees of the Trust (“Board of Trustees”) has authorized the issuance and sale of the following classes of the Fund: Class A, Class C and Select Class Shares. The shares of the Fund are collectively referred to in this SAI as the “Shares”.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Fund’s executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) and J.P. Morgan Mutual Fund Group (“JPMMFG”) (each a “J.P.Morgan Fund”, and together with the Fund, the “J.P. Morgan Funds”). JPMMFG liquidated effective November 29, 2012 and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SCR&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM, and JPMIM became the investment adviser for the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risks that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 1

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, except as designated in the Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below (except for borrowing of money) apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

Fundamental Investment Policies. The Fund:

(1)	May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(3)	May not borrow money, except to the extent permitted by applicable law;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;

(5)	May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(6)	The Fund may purchase and sell commodities to the maximum extent permitted by applicable law; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Part I - 2

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid; and

(2)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	Bank Obligations
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)

Part I - 3

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	Swaps and Related Swap Products
Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.	Demand Features

Part I - 4

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evaluation and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100’s and may be levered or may be structured to move inversely to a designated index.	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by the Fund’s adviser to be of comparable quality.	Debt Instruments
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	Investment Company Securities and Exchange Traded Funds

Part I - 5

Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments in less developed countries.	Loans
Master Limited Partnerships (MLPs): Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which the Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks

Part I - 6

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	Miscellaneous Investment Strategies and Risks
Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.	Structured Investments

Part I - 7

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
Treasury Receipts: The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	Treasury Receipts
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	Trust Preferred Securities
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry-Safekeeping (“CUBES”).	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.	Debt Instruments

Part I - 8

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments

DIVERSIFICATION

JPMT I is a registered open-end investment company. The Fund is a non-diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. Higher portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate for the two most recently completed fiscal periods:

	Fiscal Period Ended 10/31/11*	Fiscal Year Ended 10/31/12
Growth Long/Short Fund	75%	107%

*	The Fund commenced operations on 11/30/10.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

Part I - 9

During the fiscal year ended October 31, 2012, the Audit and Valuation Committee met four times, the Compliance Committee met four times, the Governance Committee met seven times and each Investments Sub-Committee met six times. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies as of December 31, 2012:

Name of Trustee	Ownership of Growth Long/Short Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez(3)	None	None
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin(3)	None	None
William G. Morton, Jr.	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo(4)	None	$50,001-$100,000(5)
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013.
(4)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013.
(5)	Over $100,000 as of February 5, 2013.

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000, and, from December 1, 2011 through February 2012, the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen.

Part I - 10

Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. For the year ended December 31, 2012, the J.P. Morgan Funds bore expenses related to administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Unless otherwise noted, the Trustee aggregate compensation paid by the Trust and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

Name of Trustee	Growth Long/Short Fund		Total Compensation Paid from Fund Complex(1)(9)
Independent Trustees
John F. Finn	$3		$275,000	(4)
Dr. Matthew Goldstein	4		325,000
Robert J. Higgins	4		325,000	(5)
Peter C. Marshall	4		350,000
Mary E. Martinez(2)	—	^	45,833	(2)
Marilyn McCoy	4		325,000
Mitchell M. Merin(2)	—	^	45,833	(2)
William G. Morton, Jr.	3		275,000
Dr. Robert A. Oden, Jr.	3		275,000	(6)
Marian U. Pardo(3)	—	^	45,833	(3)
Frederick W. Ruebeck	3		325,000	(7)
James J. Schonbachler	3		320,833	(8)

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	3		275,000

^	Amount rounds to less than $1.
(1)	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.
(7)	Includes $130,000 of Deferred Compensation.
(8)	Includes $64,167 of Deferred Compensation.
(9)	William J. Armstrong, Fergus Reid III, and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid from Fund Complex	Amount of Deferred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid III	$500,000	Includes $100,000 of Deferred Compensation.
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation.

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

Part I - 11

INVESTMENT ADVISER

Investment Advisory Fees

For the fiscal periods indicated, the Fund paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees (amounts waived are in parentheses):

	Fiscal Period Ended 10/31/11*		Fiscal Year Ended 10/31/12
	Paid	Waived	Paid	Waived
Growth Long/Short Fund	$4	$(70,011)	$—	$(69,523)

*	The Fund commenced operations on 11/30/10.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers of the Fund as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Greg Luttrell	3	$372,237	2	$483,422	0	$0
Christopher Jones	16	17,266,174	1	181,870	1	26,794

The following table shows information on the other accounts managed by the portfolio managers of the Fund that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Greg Luttrell	0	$0	0	$0	0	$0
Christopher Jones	0	0	1	102,846	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates the dollar range of securities of the Fund beneficially owned by each portfolio manager, as of October 31, 2012:

Part I - 12

Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Growth Long/Short Fund
Greg Luttrell	X
Christopher Jones	X

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration, administrative services and co-administration fees paid by the Fund to JPMorgan Funds Management, Inc. (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated:

	Fiscal Period Ended 10/31/11*		Fiscal Year Ended 10/31/12
	Paid	Waived	Paid	Waived
Growth Long/Short Fund	$—	$(4,140)	$—	$(4,047)

*	The Fund commenced operations on 11/30/10.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2012:

	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
GrowthLong/Short Fund	$—	$—	$—	$507

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

There were no underwriting commissions retained by JPMDS from the Fund for the fiscal period ended October 31, 2011 or the fiscal year ended October 31, 2012.

The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended October 31, 2012 was $1,605,630.

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated:

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	Fiscal Period Ended 10/31/11*		Fiscal Year Ended 10/31/12
	Paid	Waived	Paid	Waived
Growth Long/Short Fund
Class A Shares	$117	$—	$128	$—
Class C Shares	349	—	380	—

*	The Fund commenced operations on 11/30/10.

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Class A, Class C and Select Class	0.25%

The table below sets forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated:

	Fiscal Period Ended 10/31/11*		Fiscal Year Ended 10/31/12
	Paid	Waived	Paid	Waived
Growth Long/Short Fund
Class A Shares	$—	$(117)	$—	$(128)
Class C Shares	—	(117)	—	(127)
Select Class Shares	—	(11,435)	—	(11,333)

*	The Fund commenced operations on 11/30/10.

For a more complete discussion of the Distribution Plan, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions for the indicated fiscal periods:

	Fiscal Period Ended 10/31/11*	Fiscal Year Ended 10/31/12
Growth Long/Short Fund
Total Brokerage Commissions	$4,092	$2,890
Brokerage Commissions to Affiliated Broker/Dealers	—	—

*	The Fund commenced operations on 11/30/10.

For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Part I - 14

Broker Research

For the fiscal year ended October 31, 2012, the Adviser allocated brokerage commissions of $2,322.28 to brokers who provided broker research including third party broker research for the Fund.

Securities of Regular Broker-Dealers

As of October 31, 2012, the Fund did not own securities of its regular broker-dealers (or parents). For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARIES

Other Cash Compensation Payments

During the fiscal year ended October 31, 2012, JPMIM and SCR&M paid approximately $137,335,752 and $94,491, respectively, for all the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, the JPMorgan SmartAllocation Funds, the J.P. Morgan Fixed Income Funds and certain other J.P. Morgan Funds (collectively “Qualifying Funds”) may receive finders’ fees.

With respect to sales of the Growth Long/Short Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Growth Long/Short Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Growth Long/Short Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

Part I - 15

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid by Distributor

For the fiscal year ended October 31, 2012, JPMDS paid approximately $12,473,757 in finders’ fees for all of the J.P. Morgan Funds.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Fund after October 31, 2011 may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Net capital losses arising in prior years were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after October 31, 2011 be used before any prior net capital losses.

For Federal income tax purposes, the Fund had capital loss carryforwards for the fiscal year ended October 31, 2012 incurred prior to the enactment of the 2010 Act:.

Fund		Capital Loss Carryforwards	Expiration Date
Growth Long/Short Fund		$250,840	10/31/2019
	Remaining	$250,840

As of October 31, 2012, the Fund had net capital loss carryforwards (amounts in thousands) incurred after the enactment of the 2010 Act:

	Capital Loss Carryforward Character
	Short-Term	Long-Term
Growth Long/Short Fund	$127,525	$—

For a more complete discussion see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it will be disclosed is provided below:

JPMorgan Chase & Co.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of January 31, 2013, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

Part I - 16

Principal Holders

As of January 31, 2013, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund:

JPMORGAN GROWTH LONG/SHORT FUND
A SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%
SELECT SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome of any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal period ended October 31, 2012, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 17

J.P. Morgan U.S. Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2013

JPMORGAN TRUST I (“JPMT I” or the “Trust”)

Multi-Cap Long/Short Fund (the “Multi-Cap Long/Short Fund” or the “Fund”)

Class A/JLMAX; Class C/JMLCX; Select Class/JMLSX

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectus for the Fund dated February 28, 2013, as supplemented from time to time (“Prospectus”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Report relating to the Fund dated October 31, 2012 (the “Financial Statements”). The Prospectus and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 460 Polaris Parkway, Westerville, OH 43082.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund, simply write or call:

J.P. Morgan Funds Services

P.O Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-MCLS-213

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

Shares of the funds of the Trust are generally offered in multiple classes. The Board of Trustees of the Trust (“Board of Trustees”) has authorized the issuance and sale of the following classes of the Fund: Class A, Class C and Select Class Shares. The shares of the Fund are collectively referred to in this SAI as the “Shares”.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectus. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Fund’s executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) and J.P. Morgan Mutual Fund Group (“JPMMFG”) (each a “J.P.Morgan Fund”, and together with the Fund, the “J.P. Morgan Funds”). JPMMFG liquidated effective November 29, 2012 and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SCR&M, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.” Effective January 1, 2010, the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”), which was the adviser for certain of the J.P. Morgan Funds, was transferred to JPMIM, and JPMIM became the investment adviser for the J.P. Morgan Funds that were previously advised by JPMIA.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risks that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 3

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, except as designated in the Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below (except for borrowing of money) apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

Fundamental Investment Policies. The Fund:

(1)	May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(3)	May not borrow money, except to the extent permitted by applicable law;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933;

(5)	May not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate;

(6)	The Fund may purchase and sell commodities to the maximum extent permitted by applicable law; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Part I - 4

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid; and

(2)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	Bank Obligations
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)

Part I - 5

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security, at a specified price at a future date. The Fund will sell only covered call and secured put options.	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	Swaps and Related Swap Products
Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	Demand Features

Part I - 6

Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evaluation and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100’s and may be levered or may be structured to move inversely to a designated index.	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by a Fund’s adviser to be of comparable quality.	Debt Instruments
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	Investment Company Securities and Exchange Traded Funds

Part I - 7

Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments in less developed countries.	Loans
Master Limited Partnerships (MLPs): Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which the Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: The Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks

Part I - 8

Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	Miscellaneous Investment Strategies and Risks
Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.	Structured Investments

Part I - 9

Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
Treasury Receipts: The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	Treasury Receipts
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	Trust Preferred Securities
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry-Safekeeping (“CUBES”).	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.	Debt Instruments

Part I - 10

When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments

DIVERSIFICATION

JPMT I is a registered open-end investment company. The Fund is a non-diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. Higher portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate (excluding short sales) for the last two fiscal years:

	Fiscal Period Ended 10/31/11*	Fiscal Year Ended 10/31/12
Multi-Cap Long/Short Fund	129%	143%

*	The Fund commenced operations on 11/30/10.

The table below sets forth the Fund’s portfolio turnover rate (including short sales) for the last two fiscal years:

	Fiscal Period Ended 10/31/11*	Fiscal Year Ended 10/31/12
Multi-Cap Long/Short Fund	235%	237%

*	The Fund commenced operations on 11/30/10.

Part I - 11

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

During the fiscal year ended October 31, 2012, the Audit and Valuation Committee met four times, the Compliance Committee met four times, the Governance Committee met seven times and each Investments Sub-Committee met six times. For a more complete discussion, see the “Trustee” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2012, in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of Multi-Cap Long/Short Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez(3)	None	None
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin(3)	None	None
William G. Morton, Jr.	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo(4)	None	$50,001–$100,000(5)
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013.
(4)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013.
(5)	Over $100,000 as of February 5, 2013.

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Part I - 12

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000, and, from December 1, 2011 through February 29, 2012, paid the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. For the year ended December 31, 2012, the J.P. Morgan Funds bore expenses related to administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

Name of Trustee	Multi-Cap Long/Short Fund		Total Compensation Paid from Fund Complex(1)(9)
Independent Trustees
John F. Finn	$3		$275,000	(4)
Dr. Matthew Goldstein	3		325,000
Robert J. Higgins	3		325,000	(5)
Peter C. Marshall	4		350,000
Mary E. Martinez(2)	—	^	45,833	(2)
Marilyn McCoy	3		325,000
Mitchell M. Merin(2)	—	^	45,833	(2)
William G. Morton, Jr.	3		275,000
Dr. Robert A. Oden, Jr.	3		275,000	(6)
Marian U. Pardo(3)	—	^	45,833	(3)
Frederick W. Ruebeck	3		325,000	(7)
James J. Schonbachler	3		320,833	(8)

Interested Trustee Not Affiliated With The Adviser
Frankie D. Hughes	3		275,000

^	Amount rounds to less than $1.
(1)	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.
(7)	Includes $130,000 of Deferred Compensation.
(8)	Includes $64,167 of Deferred Compensation.

Part I - 13

(9)	William J. Armstrong, Fergus Reid III, and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid from Fund Complex	Amount of Deferred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid III	$500,000	Includes $100,000 of Deferred Compensation.
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation.

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

INVESTMENT ADVISER

Investment Advisory Fees

For the fiscal period indicated, the Fund paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees (amounts waived are in parentheses):

	Fiscal Period Ended 10/31/11*		Fiscal Year Ended 10/31/12
	Paid	Waived	Paid	Waived
Multi-CapLong/Short Fund	$—	($70,092)	$—	($67,294)

*	The Fund commenced operations on 11/30/10.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by the portfolio managers of the Fund as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles*		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Christopher Jones	16	$17,266,174	1	$181,870	1	$26,794
Matthew Cohen	0	0	0	0	0	0

The following table shows information on the other accounts managed by the portfolio managers of the Fund that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Christopher Jones	0	$0	1	$102,846	0	$0
Matthew Cohen	0	0	0	0	0	0

Part I - 14

Portfolio Managers’ Ownership of Securities

The following table indicates for the Fund the dollar range of securities of the Fund beneficially owned by each portfolio manager, as of October 31, 2012:

Dollar Range of Securities in the Fund
Fund	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Multi-Cap Long/Short Fund
Christopher Jones	X
Matthew Cohen	X

For a more complete discussion see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration and administrative services fees paid by the Fund to JPMorgan Funds Management, Inc. (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated:

	Fiscal Period Ended 10/31/11*		Fiscal Year Ended 10/31/12
Fund	Paid	Waived	Paid	Waived
Multi-Cap Long/Short Fund	$—	($4,144)	$—	($3,918)

*	The Fund commenced operations on 11/30/10.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2012:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Multi-Cap Long/Short Fund	$—	$—	$—	$493

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

There were no underwriting commissions retained by JPMDS from the Fund for the fiscal period ended October 31, 2011 or the fiscal year ended October 31, 2012.

The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended October 31, 2012 was $1,605,630.

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Part I - 15

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated:

Fund	Fiscal Period Ended 10/31/11*		Fiscal Year Ended 10/31/12
	Paid	Waived	Paid	Waived
Multi-Cap Long/Short Fund
Class A Shares	$117	$—	$124	$—
Class C Shares	349	—	369	—

*	The Fund commenced operations on 11/30/10.

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A and Class C	0.25%

The table below sets forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated:

Fund	Fiscal Period Ended 10/31/11*		Fiscal Year Ended 10/31/12
	Paid	Waived	Paid	Waived
Multi-Cap Long/Short Fund
Class A Shares	$—	($117)	$—	($124)
Class C Shares	—	(117)	—	(123)
Select Class Shares	—	(11,448)	—	(10,969)

*	The Fund commenced operations on 11/30/10.

For a more complete discussion, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions for the indicated fiscal periods:

	Fiscal Period Ended 10/31/11*	Fiscal Year Ended 10/31/12
Multi-Cap Long/Short Fund
Total Brokerage Commissions	$15,557	$11,878
Brokerage Commissions to Affiliated Broker/Dealers	—	—

*	The Fund commenced operations on 11/30/10.

For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Part I - 16

Broker Research

For the fiscal year ended October 31, 2012, JPMIM allocated brokerage commissions of $6,062.23 to brokers who provided broker research including third party broker research for the Fund.

Securities of Regular Broker-Dealers

As of October 31, 2012, the Fund did not own securities of its regular broker-dealers (or parents).

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARIES

Other Cash Compensation

During the fiscal year ended October 31, 2012, JPMIM and SCR&M paid approximately $137,335,752 and $94,491, respectively, for all the J.P. Morgan Funds pursuant to their other cash compensation agreements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, the JPMorgan SmartAllocation Funds, the J.P. Morgan Fixed Income Funds and certain other J.P. Morgan Funds (collectively “Qualifying Funds”) may receive finders’ fees.

With respect to sales of the Multi-Cap Long/Short Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$1,000,000 – $ 3,999,999*	1.00%
$4,000,000 – $ 9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Multi-Cap Long/Short Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Multi-Cap Long/Short Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

Part I - 17

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid By Distributor

For the fiscal year ended October 31, 2012, JPMDS paid $12,473,757 in finders’ fees for all J.P. Morgan Funds.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Fund after October 31, 2011 may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Net capital losses arising in prior years were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after October 31, 2011 be used before any prior net capital losses.

For Federal income tax purposes, the Fund had capital loss carryforwards for the fiscal year ended October 31, 2012 incurred prior to the enactment of the 2010 Act:.

Fund	Capital Loss Carryforwards	Expiration Date
Multi-Cap Long/Short Fund	$109,466	10/31/2019
Remaining	$109,466

As of October 31, 2012, the Fund had capital loss carryforwards (amounts in thousands) incurred after the enactment of the 2010 Act:

	Capital Loss Carryforward Character
Fund	Short-Term	Long-Term
Multi-Cap Long/Short Fund	$44,072	$—

For a more complete discussion, see the “Distribution and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that receive the Fund’s portfolio holdings information, the frequency with which it is provided to them and the length of the lag between the date of the information and the date it is disclosed is provided below:

Part I - 18

JPMorgan Chase & Co.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of January  31, 2013, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

Principal Holders

As of January 31, 2013, the following persons owned of record, or were known by the Trust to own beneficially, 5% or more of the outstanding shares of any class of the Fund:

JPMORGAN MULTI-CAP LONG/SHORT FUND
A SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

SELECT SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome of any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal period ended October 31, 2012, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 19

J.P. Morgan Specialty Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2013

JPMORGAN TRUST I (“JPMT I”)

JPMorgan Global Allocation Fund (the “Global Allocation Fund” or the “Fund”)

Class A/*; Class C/*; Select/*; Class R2/*

*	An exchange ticker symbol is not available for this Fund’s share classes.

This Statement of Additional Information (“SAI”) is not a prospectus, but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February 28, 2013, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Report relating to the Fund, dated October 31, 2012 (the “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 460 Polaris Parkway, Westerville, OH 43082.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund, simply write or call:

J.P. Morgan Funds Services

P.O. Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-GLOBAL-213

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust dated November 5, 2004, as subsequently amended. In addition to the Fund, JPMT I consists of other series representing separate investment funds (each a “J.P. Morgan Fund”).

Share Classes

The Board of Trustees of JPMT I has authorized the issuance and sale of the following share classes of the Fund: Class A, Class C, Select Class and Class R2 Shares (collectively the “Shares.”)

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectuses. The Fund’s executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Group (“JPMMFG”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”) and J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”), (each a “J.P. Morgan Fund,” and together with the Fund, the “J.P. Morgan Funds”). JPMMFG liquidated effective November 29, 2012 and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively, as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

J.P. Morgan Investment Management Inc. (“JPMIM”) is the investment adviser to the Fund. Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by J.P. Morgan Private Investments Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SCR&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”.

Investments in the Fund are not deposits or obligations of, nor guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency. An investment in the Fund is subject to risks that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

Part I - 1

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in the “Additional Information” section in Part II of this SAI. All other investment policies of the Fund (including its investment objective) are non-fundamental, unless otherwise designated in the Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

The percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating restriction on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. If the value of the Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, a Fund may not invest more than 25% of its total assets, taken at market value, in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities or political subdivisions). For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the U.S. Securities and Exchange Commission (“SEC”) or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

Fundamental Investment Policies.

The Fund:

(1)	May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry except as permitted by the SEC. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(3)	May not borrow money, except to the extent permitted by applicable law;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933 Act, as amended;

Part I - 2

(5)	May purchase and sell commodities to the maximum extent permitted by applicable law;

(6)	May not invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instrument (a) issued by companies that invest, deal or otherwise engage in transactions in real estate, or (b) backed by real estate or interests in real estate; or

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Fundamental investment policy (2) shall be interpreted based upon no-action letters and other pronouncements of the staff of the SEC. Generally, the 1940 Act limits the Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” in SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by the Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. The Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as the Fund maintains adequate coverage, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if the Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered.

Non-Fundamental Investment Policies. The investment policy described below is a non-fundamental policy of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund may not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid.

Part I - 3

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Instrument	Part II Section Reference
Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities
Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	Bank Obligations
Borrowings: The Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. The Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell, a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy, a security at a specified price at a future date. The Fund will sell only covered call and secured put options.	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper

Part I - 4

Instrument	Part II Section Reference
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities, Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	Swaps and Related Swap Products
Custodial Receipts: The Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by the Fund.	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evolution and rapid development.	Foreign Investments (including Foreign Currencies)

Part I - 5

Instrument	Part II Section Reference
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100’s and may be levered or may be structured to move inversely to a designated index.	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to the Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. The Fund may engage in such transactions in both U.S. and non-U.S. markets.	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by the Fund’s adviser to be of comparable quality.	Debt Instruments
Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	Debt Instruments
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	Inverse Floaters and Interest Rate Caps

Part I - 6

Instrument	Part II Section Reference
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments of less developed countries.	Loan Assignments and Participations
Master Limited Partnerships: Limited partnerships that are publicly traded on a securities exchange.	Miscellaneous Investment Strategies and Risks
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”) and other asset-backed structures.	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which the Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	Municipal Securities
New Financial Products: New options and futures contracts and other financial products continue to be developed and the Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions

Part I - 7

Instrument	Part II Section Reference
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements: The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by the Fund.	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	Miscellaneous Investment Strategies and Risks
Securities Lending: The lending of up to 33 1/3% of a Fund’s total assets. In return, a Fund will receive cash, other securities, and/or letters of credit as collateral.	Securities Lending
Short Selling: The Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	Short Selling
Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)

Part I - 8

Instrument	Part II Section Reference
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.	Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. The Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, the Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
Treasury Receipts: The Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	Treasury Receipts
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	Trust Preferred Securities

Part I - 9

Instrument	Part II Section Reference
U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by Ginnie Mae, Fannie Mae and Freddie Mac, including funding notes, subordinated benchmark notes, CMOs and REMICs.	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book Entry Safekeeping (“CUBES”).	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to the Fund on demand or at the expiration of a specified term.	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero- coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments

DIVERSIFICATION

JPMT I is a registered management investment company and the Fund is a diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. Higher portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized

Part I - 10

by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The table below sets forth the Fund’s portfolio turnover rate for the two most recently completed fiscal periods:

	Fiscal Period Ended 10/31/11*	Fiscal Year Ended 10/31/12
Global Allocation Fund	51%	67%

*	The Fund commenced operations on 5/31/11.

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

During the fiscal year ended October 31, 2012, the Audit and Valuation Committee met four times, the Compliance Committee met four times, the Governance Committee met seven times, and each Investments Sub-Committee met six times. For a more complete discussion, see the “Trustee” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership as of December 31, 2011, in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Fund that the Trustee oversees in the Family of Investment Companies.

Name of Trustee	Ownership of Global Allocation Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez(3)	None	None
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin(3)	None	None
William G. Morton, Jr.	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo(4)	None	$50,001–$100,000(5)
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	Over $100,000

Part I - 11

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs..
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013.
(4)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013.
(5)	Over $100,000 as of February 5, 2013.

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees pay each Trustee an annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000, and from December 1, 2011 through February 29, 2012, paid the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. For the year ended December 31, 2012, the J.P. Morgan Funds bore expenses related to administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

Name of Trustee	Global Allocation Fund	Total Compensation Paid from the Fund Complex(1)(9)
Independent Trustees
John F. Finn	$12	$275,000	(4)
Dr. Matthew Goldstein	14	325,000
Robert J. Higgins	14	325,000	(5)
Peter C. Marshall	15	350,000
Mary E. Martinez(2)	2	45,833	(2)
Marilyn McCoy	14	325,000
Mitchell M. Merin(2)	2	45,833	(2)
William G. Morton, Jr.	12	275,000
Dr. Robert A. Oden, Jr.	12	275,000	(6)
Marian U.Pardo(3)	2	45,833	(3)
Frederick W. Ruebeck	14	325,000	(7)
James J. Schonbachler	14	320,833	(8)

Interested Trustees
Frankie D. Hughes	12	275,000

Part I - 12

(1)	A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.
(7)	Includes $130,000 of Deferred Compensation.
(8)	Includes $64,167 of Deferred Compensation.
(9)	William J. Armstrong, Fergus Reid III, and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid from Fund Complex	Amount of Deferred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid III	$500,000	Includes $100,000 of Deferred Compensation.
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation.

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

INVESTMENT ADVISER

Investment Advisory Fees

For the fiscal periods indicated, the Fund paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees (amounts waived are in parentheses):

	Fiscal Period Ended 10/31/11*		Fiscal Year Ended 10/31/12
Fund	Paid	Waived	Paid	Waived
Global Allocation Fund	$—	$(47,026)	$—	$(114,635)

*	The Fund commenced operations on 5/31/11.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of October 31, 2012:

Part I - 13

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Allocation Fund
Jeffrey Geller	25	$13,257,891	20	$8,710,392	0	$0
Talib Sheikh	2	175,958	10	2,464,536	1	102,028
James Elliott	0	0	0	0	0	0
Michael S. Schoenhaut	24	13,515,495	23	10,691,706	0	0
Anne Lester	27	14,345,130	21	9,812,823	12	837,022

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Global Allocation Fund
Jeffrey Geller	0	$0	0	$0	1	$190,000
Talib Sheikh	0	0	5	883,857	1	389,429
James Elliott	0	0	1	10,700	0	0
Michael S. Schoenhaut	0	0	0	0	0	0
Anne Lester	0	0	0	0	0	0

Portfolio Managers’ Ownership of Securities

The following table indicates for the Fund the dollar range of securities of the Fund beneficially owned by each portfolio manager, as of October 31, 2012:

Aggregate Dollar Range of Securities in the Fund
Fund	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Global Allocation Fund
Jeffrey Geller	X
Talib Sheikh	X
James Elliott	X
Michael S. Schoenhaut	X
Anne Lester	X

Part I - 14

For a more complete discussion, see the “Portfolio Manager Compensation” section in Part II of this SAI.

ADMINISTRATOR

Administrator Fees

The table below sets forth the administration and administrative services fee paid or accrued by the Fund to JPMorgan Funds Management, Inc. (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated.

	Fiscal Period Ended 10/31/11*		Fiscal Year Ended 10/31/12
Fund	Paid	Waived	Paid	Waived
Global Allocation Fund	$—	$(6,922)	$—	$(16,671)

*	The Fund commenced operations on 5/31/11.

For a more complete discussion, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal year ended October 31, 2012:

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Global Allocation Fund**	$—	$—	$—	$713

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.
**	The Fund commenced operations on 5/31/11.

There were no underwriting commissions retained by JPMDS for the Fund for the fiscal periods ended October 31, 2011 and October 31, 2012.

The aggregate amount of underwriting commissions retained by JPMDS for the fiscal year ended October 31, 2012 was $1,605,630.

For a more complete discussion, see the “Distributor” section in Part II of this SAI.

Distribution Fees

The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated:

	Fiscal Period Ended 10/31/11*		Fiscal Year Ended 10/31/12
Global Allocation Fund	Paid	Waived	Paid	Waived
Class A Shares	$49	$—	$119	$—
Class C Shares	147	—	356	—
Class R2 Shares	98	—	238	—

*	The Fund commenced operations on 5/31/11.

Part I - 15

For a more complete discussion, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net asset value of Fund shares owned by or for shareholders):

Class A, Class C, Select Class and Class R2	0.25%

The table below sets forth the fees paid to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated:

	Fiscal Period Ended 10/31/11*		Fiscal Year Ended 10/31/12
Fund	Paid	Waived	Paid	Waived
Global Allocation Fund
Class A Shares	$—	$(49)	$—	$(119)
Class C Shares	—	(49)	—	(118)
Select Class Shares	—	(19,447)	—	(47,408)
Class R2 Shares	—	(49)	—	(119)

*	The Fund commenced operations on 5/31/11.

For a more complete discussion of the Distribution Plan, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund paid the following brokerage commissions for the indicated fiscal periods:

	Fiscal Period Ended 10/31/11*	Fiscal Year Ended 10/31/12
Global Allocation Fund
Total Brokerage Commissions	$9,367	$16,980
Brokerage Commissions to Affiliated Broker/Dealer	—	—

*	The Fund commenced operations on 5/31/11.

For more information concerning brokerage, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2012, JPMIM allocated brokerage commissions of $673.75 to brokers who provided broker research including third party broker research for the Fund.

Part I - 16

Securities of Regular Broker-Dealers

As of October 31, 2012, the Fund owned securities of their regular broker-dealers (or parents) as shown below:

Fund	Name of Broker-Dealer	Value of Securities Owned
Global Allocation Fund	Bank of America Corporation	$50,611
	Citigroup, Inc.	12,862
	HSBC Holdings plc	26,393
	Royal Bank of Scotland Group plc	15,022

For a more complete discussion, see the “Portfolio Transactions” section in part II of this SAI.

FINANCIAL INTERMEDIARIES

Other Cash Compensation Payments

During the fiscal year ended October 31, 2012, JPMIM and SCR&M paid approximately $137,335,752 and $94,491, respectively, for all the J.P. Morgan Funds pursuant to their other cash compensation arrangements.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, the JPMorgan SmartAllocation Funds, the J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively “Qualifying Funds”) may receive a finder’s fee.

With respect to the Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finders’ Fees
$1,000,000 – $3,999,999*	1.00%
$4,000,000 – $9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the

Part I - 17

Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their NAV at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these plans at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid By Distributor

For the fiscal year ended October 31, 2012, JPMDS paid approximately $12,473,757 in finders’ fees for all J.P. Morgan Funds.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Fund after October 31, 2011 may get carried forward indefinitely, and retain their character as short-term and/or long-term losses. Net capital losses arising in prior years were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after October 31, 2011 be used before any prior net capital losses.

As of October 31, 2012, the Fund had net capital loss carryforwards incurred after the enactment of the 2010 Act:

	Capital Loss Carryforward Character
Funds	Short-Term	Long-Term
Global Allocation Fund	$1,254,600	$141,740

For a more complete discussions, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it will be disclosed is provided below:

MorningStar Inc.	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end

Part I - 18

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of January 31, 2013, the officers and Trustees, as a group, owned less than 1% of the shares of any class of the Fund.

Principal Holders

As of January 31, 2013, the following persons owned of record, or were known by the Trust to own beneficially, 5% of more of the outstanding shares of any class of the Fund:

JPMORGAN GLOBAL ALLOCATION FUND
A SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

SELECT SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100.00%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of the Fund may be presumed to “control” (as that term is defined in the 1940 Act) the Fund. As a result, those persons may have the ability to control the outcome of any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2012, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trust, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 19

J.P. Morgan International Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2013

JPMORGAN TRUST I (“JPMT I” or the “Trust”)

Fund Name	Class A	Class C	Select Class	Class R2	Class R5
JPMorgan Global Equity Income Fund (“Global Equity Income Fund” or the “Fund”)	JEIAX	JEICX	JEISX	JGEZX	JEIRX

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February 28, 2013, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Reports relating to the Fund, dated October 31, 2012 (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 460 Polaris Parkway, Westerville OH 43082.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund or the Financial Statements, simply write or call:

J.P. Morgan Funds Services P.O Box 8528 Boston, MA 02266-8528

1-800-480-4111

SAI-GEINC-213

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

Shares in the Fund are generally offered in multiple classes. The Board of Trustees of JPMT I (“Board of Trustees”) has authorized the issuance and sale of the following classes of the Fund: Class A, Class C, Select Class, Class R2 and Class R5 Shares.

The shares of the Fund are collectively referred to in this SAI as the “Shares”.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectuses. The Fund’s executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) and J.P. Morgan Mutual Fund Group (“JPMMFG”) (each a “J.P.Morgan Fund”, and together with the Fund, the “J.P. Morgan Funds”). JPMMFG liquidated effective November 29, 2012 and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

J.P. Morgan Investment Management Inc. (“JPMIM”) is the investment adviser to the Fund. Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by J.P. Morgan Private Investments Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SCR&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment

Part I - 3

policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including its investment objectives) are non-fundamental, unless otherwise designated in the Fund’s Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

Except for each of the restrictions on borrowings set forth below in each set of Fundamental Investment policies, the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating policy on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. With respect to each fundamental investment policy regarding borrowing, the 1940 Act generally limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” in the SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the U.S. Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, “to concentrate” generally means to invest more than 25% of a Fund’s assets, taken at market value at the time of investment. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government, any state or territory of the U.S., its agencies, instrumentalities, or political subdivisions, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by any of the foregoing. For purposes of fundamental investment policies regarding industry concentration, the Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification or if the Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, the Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time. For purposes of fundamental investment policies involving industry concentration, “group of industries” means a group of related industries, as determined in good faith by the Adviser, based on published classifications or other sources.

In addition, the Fund has an 80% investment policy which is described in its Prospectuses. In calculating assets for the purposes of a Fund’s 80% policy, assets are net assets plus the amount of borrowings for investment purposes. This policy may be changed by the Board of Trustees without shareholder approval. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Fundamental Investment Policies.

The Fund:

(1)	May not purchase any security which would cause the Fund to concentrate its investments in the securities of issuers primarily engaged in any particular industry or group of industries except as permitted by the SEC;

Part I - 4

(2)	May not make any investment inconsistent with its classification as a diversified investment company under the 1940 Act;

(3)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(4)	May not borrow money, except to the extent permitted by applicable law;

(5)	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”);

(6)	May not invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments (a) issued by companies that invest, deal or otherwise engage in transactions in real estate, or (b) backed or secured by real estate or interests in real estate;

(7)	May purchase and sell commodities to the maximum extent permitted by applicable law; and

(8)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not acquire securities of other investment companies, except as permitted by the 1940 Act or any order pursuant thereto;

(3)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	Options and Futures Transactions

Part I - 5

Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evaluation and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100’s.	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by a Fund’s adviser to be of comparable quality.	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights

Part I - 6

Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	Investment Company Securities and Exchange Traded Funds
New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks

Part I - 7

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry-Safekeeping (“CUBES”).	U.S. Government Obligations

DIVERSIFICATION

JPMT I is a registered open-end investment company and the Fund is a diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. Higher portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

The Fund commenced operations on February 28, 2011. The table below sets forth the Fund’s portfolio turnover rate for the two most recently completed fiscal years.

Fund	Fiscal Year Ended 10/31/2011	Fiscal Year Ended 10/31/2012
Global Equity Income Fund	40%	52%

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

During the fiscal year ended October 31, 2012, the Audit and Valuation Committee met four times, the Compliance Committee met four times, the Governance Committee met seven times and each Investments Sub-Committee met six times. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Part I - 8

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Funds that the Trustee oversees in the Family of Investment Companies as of December 31, 2012:

Name of Trustee	Ownership of Global Equity Income Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez(3)	None	None
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin(3)	None	None
William G. Morton, Jr.	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo(4)	None	$50,000–$100,000(5)
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden, and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013.
(4)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013.
(5)	Over $100,000 as of February 5, 2013.

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees will pay each Trustee an annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000 and from December 1, 2011 through February 29, 2012, the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000. The Trustees may hold various other directorships unrelated to

Part I - 9

the J.P. Morgan Funds Complex. The J.P. Morgan Funds bore expenses related to administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Fund and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

Name of Trustee	Global Equity Income Fund	Total Compensation Paid from Fund Complex(1)(9)
Independent Trustees
John F. Finn	$18	$275,000(4)
Dr. Matthew Goldstein	21	325,000
Robert J. Higgins	21	325,000(5)
Peter C. Marshall	23	350,000
Mary E. Martinez(2)	3	45,833(2)
Marilyn McCoy	21	325,000
Mitchell M. Merin(2)	3	45,833(2)
William G. Morton, Jr.	18	275,000
Dr. Robert A. Oden, Jr.	18	275,000(6)
Marian U. Pardo(3)	3	45,833(3)
Frederick W. Ruebeck	21	325,000(7)
James J. Schonbachler	21	320,833(8)

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	18	275,000

(1)

A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.
(7)	Includes $130,000 of Deferred Compensation.
(8)	Includes $64,167 of Deferred Compensation.
(9)	William J. Armstrong, Fergus Reid III, and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid From Fund Complex	Amount of Deferred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid III	$500,000	Includes $100,000 of Deferred Compensation.
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation.

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

Part I - 10

INVESTMENT ADVISER

Investment Advisory Fees

The Fund commenced operations on February 28, 2011. For the fiscal periods indicated, the Fund paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees (amounts waived are in parentheses) (amounts in thousands):

	Fiscal Year Ended 10/31/2011*		Fiscal Year Ended 10/31/2012
Fund	Paid	Waived	Paid	Waived
Global Equity Income Fund	$1	($15)	$9	($217)

*	The Fund commenced operations on 2/28/2011.

For more information about the investment adviser, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts managed by the portfolio manager of the Fund as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Gerd Woort-Menker	12	$6,530,295	5	$1,058,900	1	$65,747
Jeroen Huysinga	8	2,063,379	6	4,206,547	11	1,547,179
Georgina Perceval Maxwell	7	1,753,449	5	451,915	5	609,558

The following table shows information on the other accounts managed by the portfolio manager of the Fund that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)	Number of Accounts	Total Assets (thousands)
Gerd Woort-Menker	0	$0	0	$0	0	$0
Jeroen Huysinga	0	0	0	0	1	76,081
Georgina Perceval Maxwell	0	0	0	0	2	2,242,862

Portfolio Managers’ Ownership of Securities

The following table indicates for the Fund the dollar range of shares beneficially owned by the portfolio managers, as of October 31, 2012.

Part I - 11

Aggregate Dollar Range of Securities in the Fund
	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Global Equity Income Fund
Gerd Woort-Menker	X
Jeroen Huysinga	X
Georgina Perceval Maxwell	X

ADMINISTRATOR

Administrator Fees

The Fund commenced operations on February 28, 2011. The table below sets forth the administration, administrative services and co-administration fees paid by the Fund to JPMorgan Funds Management, Inc. (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended 10/31/2011*		Fiscal Year Ended 10/31/2012
Fund	Paid	Waived	Paid	Waived
Global Equity Income Fund	$—	($2)	$—	($25)

*	The Fund commenced operations on 2/28/2011.

For a more complete discussion about the Administrator, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The Fund commenced operations on February 28, 2011. The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal period ended October 31, 2012 (amounts have been rounded up to the whole number).

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Global Equity Income Fund	$10	$—	$—	$—

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

The following table sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Fund with respect to the fiscal periods, as indicated below:

	Fiscal Year Ended October 31
Fund	2010	2011*	2012
Global Equity Income Fund	$—	$131	$10

*	The Fund commenced operations on 2/28/2011.

The aggregate amount of underwriting commissions retained by JPMDS from the Funds for the fiscal years ended October 31, 2010, 2011 and 2012 was $567,579, $893,553 and $1,605,630 respectively.

For more information on JPMDS, see the “Distributor” section in Part II of this SAI.

Part I - 12

Distribution Fees

The Fund commenced operations on February 28, 2011. The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/2011*			Fiscal Year Ended 10/31/2012
Fund	Paid		Waived	Paid	Waived
Global Equity Income Fund
Class A Shares	$—	^	$—	$5	$—
Class C Shares	—	^	—	4	—
Class R2 Shares	—	^	—	2	—

*	The Fund commenced operations on 2/28/2011.
^	Amount rounds to less than one thousand.

For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A, Class C and Class R2	0.25%
Class R5	0.05%

The Fund commenced operations on February 28, 2011. The table below sets forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

	Fiscal Year Ended 10/31/2011*				Fiscal Year Ended 10/31/2012
	Paid		Waived		Paid		Waived
Global Equity Income Fund
Class A Shares	$—	^	$—	^	$4		($1)
Class C Shares	—	^	—	^	1		—	^
Select Class Shares	4		1		49		(13)
Class R2 Shares	—	^	—	^	1		—	^
Class R5 Shares	—	^	—	^	—	^	—	^

*	The Fund commenced operations on 2/28/2011.
^	Amount rounds to less than one thousand.

For a more complete discussion concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund commenced operations on February 28, 2011. The Fund paid the following brokerage commissions for the indicated fiscal periods (amounts in thousands):

Part I - 13

Fund	Fiscal Year Ended 10/31/2011*	Fiscal Year Ended 10/31/2012
Global Equity Income Fund
Total Brokerage Commission	$4	$40
Brokerage Commissions to Affiliated Broker-Dealers	2	—	^

*	The Fund commenced operations on 2/28/2011.
^	Amount rounds to less than one thousand.

For a more complete discussion concerning brokerage commissions, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2012, the Adviser allocated brokerage commissions to brokers who provided broker research including third party research for the Fund as follows:

Fund	Amount
Global Equity Income Fund	$17,161

Securities of Regular Broker-Dealers

As of October 31, 2012, the Fund owned securities of its regular broker-dealers (or parents) as shown below (amounts in thousands).

Fund	Name of Broker-Dealer	Value of Securities Owned
Global Equity Income Fund	HSBC Securities Inc.	$569

For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARY

Other Cash Compensation

During the fiscal year ended October 31, 2012, JPMIM and SCR&M paid approximately $137,335,752 and $94,491 respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, the JPMorgan SmartAllocation Funds, the J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively “Qualifying Funds”) may receive finders’ fees.

With respect to sales of the Global Equity Income Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$ 1,000,000 – $ 3,999,999*	1.00%
$ 4,000,000 – $ 9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

Part I - 14

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Global Equity Income Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Global Equity Income Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their net asset value at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a contingent deferred sales charge to the Plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid By Distributor

For the fiscal year ended October 31, 2012, JPMDS paid approximately $12,473,757 in finders’ fees for all of the J.P. Morgan Funds. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Fund after October 31, 2011 may get carried forward indefinitely and retain their character as short-term and/or long-term losses. Net capital losses arising in prior years were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after October 31, 2011 be used before any prior net capital losses.

For federal income tax purposes, the Fund had capital loss carryforwards for the fiscal year ended October 31, 2012 (amounts in thousands) incurred prior to the enactment of the 2010 Act:

Fund		Capital Loss Carryforward	Expiration Date
Global Equity Income Fund		$142	10/31/2019
	Remaining	$142

As of October 31, 2012, the Fund had capital loss carryforwards (amounts in thousands) incurred after the enactment of the 2010 Act:

Fund	Capital Loss Carryforward Character
	Short Term	Long Term
Global Equity Income Fund	$418	$64

Part I - 15

To the extent that the capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

For a more complete discussion on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it will be disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. — Standard & Poor’s	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end
Factset	Monthly	30 days after month end
Vestek	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers As of January 31, 2013, the officers and Trustees, as a group, owned less than 1% of the shares of each Fund.

Principal Holders As of January 31, 2013, the persons who owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of the Fund are shown below:

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
GLOBAL EQUITY INCOME FUND
CLASS A SHARES	GENWORTH FINANCIAL TRUST COMPANY FOR THE SOLE BENEFIT OF CUSTOMERS 3200 N CENTRAL AVE PHOENIX AZ 85012-2468	73.73%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	16.19%

CLASS C SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	65.97%

Part I - 16

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	20.10%

	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	6.75%

SELECT CLASS SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	94.19%

CLASS R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100%

CLASS R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Persons owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) that Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2012, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trusts, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 17

J.P. Morgan International Equity Funds

STATEMENT OF ADDITIONAL INFORMATION

PART I

February 28, 2013

JPMORGAN TRUST I (“JPMT I” or the “Trust”)

Fund Name	Class A	Class C	Select Class	Class R2	Class R5	Class R6
JPMorgan Global Natural Resources Fund (the “Global Natural Resources Fund” or the “Fund”)	JGNAX	JGNCX	JGNSX	JGNZX	JGNRX	JGRMX

This Statement of Additional Information (“SAI”) is not a prospectus but contains additional information which should be read in conjunction with the prospectuses for the Fund dated February 28, 2013, as supplemented from time to time (“Prospectuses”). Additionally, this SAI incorporates by reference the financial statements included in the annual Shareholder Reports relating to the Fund, dated October 31, 2012 (collectively, “Financial Statements”). The Prospectuses and the Financial Statements, including the Independent Registered Public Accounting Firm’s Reports, are available, without charge upon request by contacting JPMorgan Distribution Services, Inc. (“JPMDS” or the “Distributor”), the Fund’s distributor, at 460 Polaris Parkway, Westerville, OH 43082.

This SAI is divided into two Parts – Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other J.P. Morgan Funds.

For more information about the Fund or the Financial Statements, simply write or call:

J.P. Morgan Funds Services

P.O Box 8528

Boston, MA 02266-8528

1-800-480-4111

SAI-GNR-213

PART I

PLEASE SEE PART II OF THIS SAI FOR ITS TABLE OF CONTENTS

GENERAL

The Trust and the Fund

The Fund is a series of JPMorgan Trust I (“JPMT I”), an open-end, management investment company formed as a statutory trust under the laws of the State of Delaware on November 12, 2004, pursuant to a Declaration of Trust, dated November 5, 2004, as subsequently amended. In addition to the Fund, the Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).

Share Classes

The Board of Trustees of the Trust (“Board of Trustees”) has authorized the issuance and sale of the following classes of the Fund:

Fund	Class A	Class C	Select Class	Class R2	Class R5	Class R6
Global Natural Resources Fund	X	X	X	X	X	X

The shares of the Fund are collectively referred to in this SAI as the “Shares”.

Miscellaneous

This SAI describes the financial history, investment strategies and policies, management and operation of the Fund in order to enable investors to determine whether the Fund best suits their needs.

This SAI provides additional information with respect to the Fund and should be read in conjunction with the Fund’s current Prospectuses. Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectuses. The Fund’s executive offices are located at 270 Park Avenue, New York, NY 10017.

This SAI is divided into two Parts — Part I and Part II. Part I of this SAI contains information that is particular to the Fund. Part II of this SAI contains information that generally applies to the Fund and other series representing separate investment funds or portfolios of JPMT I, JPMorgan Trust II (“JPMT II”), J.P. Morgan Mutual Fund Investment Trust (“JPMMFIT”), J.P. Morgan Fleming Mutual Fund Group, Inc. (“JPMFMFG”) and J.P. Morgan Mutual Fund Group (“JPMMFG”) (each a “J.P. Morgan Fund”, and together with the Fund, the “J.P. Morgan Funds”). JPMMFG liquidated effective November 29, 2012 and is in the process of winding up its affairs. Throughout this SAI, JPMT I, JPMT II, JPMMFG, JPMMFIT and JPMFMFG are each referred to as a “Trust” and collectively as the “Trusts.” Each Trust’s Board of Trustees, or Board of Directors in the case of JPMFMFG, is referred to herein as the “Board of Trustees,” and each trustee or director is referred to as a “Trustee.”

The Fund is advised by J.P. Morgan Investment Management Inc. (“JPMIM”). Certain other of the J.P. Morgan Funds are advised by Security Capital Research & Management Incorporated (“SCR&M”), and/or sub-advised by J.P. Morgan Private Investments Inc. (“JPMPI”), JF International Management Inc. (“JFIMI”) or Highbridge Capital Management, LLC (“HCM”). JPMIM, SCR&M, JPMPI, JFIMI and HCM are also referred to herein as the “Advisers” and, individually, as the “Adviser.” JPMPI, JFIMI and HCM are also referred to herein as the “Sub-Advisers” and, individually, as the “Sub-Adviser.”

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, JPMorgan Chase Bank, N.A. (“JPMorgan Chase Bank”), an affiliate of the Adviser, or any other bank. Shares of the Fund are not federally insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in the Fund is subject to risk that may cause the value of the

Part I - 1

investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT POLICIES

The following investment policies have been adopted by JPMT I with respect to the Fund. The investment policies listed below under the heading “Fundamental Investment Policies” are “fundamental” policies which, under the Investment Company Act of 1940, as amended (the “1940 Act”), may not be changed without the vote of a majority of the outstanding voting securities of the Fund, as such term is defined in “Additional Information” in Part II of this SAI. All other investment policies of the Fund (including its investment objectives) are non-fundamental, unless otherwise designated in the Fund’s Prospectuses or herein, and may be changed by the Trustees of the Fund without shareholder approval.

Except for each of the restrictions on borrowings set forth below in each set of Fundamental Investment policies, the percentage limitations contained in the policies below apply at the time of purchase of the securities. If a percentage or rating policy on investment or use of assets set forth in a fundamental investment policy or a non-fundamental investment policy or in a Prospectus is adhered to at the time of investment, later changes in percentage resulting from any cause other than actions by a Fund will not be considered a violation. With respect to each fundamental investment policy regarding borrowing, the 1940 Act generally limits a Fund’s ability to borrow money on a non-temporary basis if such borrowings constitute “senior securities.” As noted in “Investment Strategies and Policies — Miscellaneous Investment Strategies and Risks — Borrowings” in the SAI Part II, in addition to temporary borrowing, a Fund may borrow from any bank, provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings by a Fund and provided further, that in the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days (not including Sundays and holidays) thereafter or such longer period as the U.S. Securities and Exchange Commission (“SEC”) may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowing shall be at least 300%. A Fund may also borrow money or engage in economically similar transactions if those transactions do not constitute “senior securities” under the 1940 Act. Under current pronouncements, certain Fund positions (e.g., reverse repurchase agreements) are excluded from the definition of “senior security” so long as a Fund maintains adequate cover, segregation of assets or otherwise. Similarly, a short sale will not be considered a senior security if a Fund takes certain steps contemplated by SEC staff pronouncements, such as ensuring the short sale transaction is adequately covered. If the value of a Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board of Trustees will consider what actions, if any, are appropriate to maintain adequate liquidity.

For purposes of fundamental investment policies regarding industry concentration, an Adviser may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports with the SEC or other sources. In the absence of such classification or if an Adviser determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriate to be considered engaged in a different industry, an Adviser may classify an issuer accordingly. Accordingly, the composition of an industry or group of industries may change from time to time.

In addition, the Fund has an 80% investment policy which is described in its Prospectuses. In calculating assets for the purposes of a Fund’s 80% policy, assets are net assets plus the amount of borrowings for investment purposes. This policy may be changed by the Board of Trustees without shareholder approval. However, the Fund will provide shareholders with written notice at least 60 days prior to a change in its 80% investment policy.

Fundamental Investment Policies.

The Fund:

(1)

May not purchase the securities of any issuer if, as a result more than 25% of the Fund’s total assets would be invested in securities of one or more issuers whose principal business activities are in the same industry, except as permitted by the SEC; provided, however that the Fund will

Part I - 2

invest more than 25% of its total assets under normal circumstances in securities of companies in the natural resources group of industries. This restriction does not apply to investments in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured thereby, and futures and options transactions issued or guaranteed by the U.S. government or any of its agencies or instrumentalities;

(2)	May not issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder;

(3)	May not borrow money, except to the extent permitted by applicable law;

(4)	May not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter under certain securities laws;

(5)	May not invest directly in real estate unless it is acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from investing in securities or other instruments (a) issued by companies that invest, deal or otherwise engage in transactions in real estate, or (b) backed or secured by real estate or interests in real estate;

(6)	May purchase and sell commodities to the maximum extent permitted by applicable law; and

(7)	May make loans to other persons, in accordance with the Fund’s investment objective and policies and to the extent permitted by applicable law.

Non-Fundamental Investment Policies. The investment policies described below are non-fundamental policies of the Fund and may be changed by the Board of Trustees without shareholder approval.

The Fund:

(1)	May not acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 15% of the market value of the Fund’s net assets would be in investments which are illiquid;

(2)	May not acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

INVESTMENT PRACTICES

The Fund invests in a variety of securities and employs a number of investment techniques. What follows is a list of some of the securities and techniques which may be utilized by the Fund. For a more complete discussion, see the “Investment Strategies and Policies” section in Part II of this SAI.

Adjustable Rate Mortgage Loans (“ARMs”): Loans in a mortgage pool which provide for a fixed initial mortgage interest rate for a specified period of time, after which the rate may be subject to periodic adjustments.	Mortgage-Related Securities
Asset-Backed Securities: Securities secured by company receivables, home equity loans, truck and auto loans, leases, and credit card receivables or other securities backed by other types of receivables or other assets.	Asset-Backed Securities
Auction Rate Securities: Auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies.	Auction Rate Securities

Part I - 3

Bank Obligations: Bankers’ acceptances, certificates of deposit and time deposits. Bankers’ acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Maturities are generally six months or less. Certificates of deposit and time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds.	Bank Obligations
Borrowings: A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. A Fund must maintain continuous asset coverage of 300% of the amount borrowed, with the exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes.	Miscellaneous Investment Strategies and Risks
Brady Bonds: Securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings.	Foreign Investments (including Foreign Currencies)
Call and Put Options: A call option gives the buyer the right to buy, and obligates the seller of the option to sell a security at a specified price at a future date. A put option gives the buyer the right to sell, and obligates the seller of the option to buy a security at a specified price at a future date. A Fund will sell only covered call and secured put options.	Options and Futures Transactions
Commercial Paper: Secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities generally vary from a few days to nine months.	Commercial Paper
Commodity-Linked Derivatives: Instruments whose value derives from the price of a commodity, including commodity futures and commodity options.	Miscellaneous Investment Strategies and Risks
Common Stock: Shares of ownership of a company.	Equity Securities, Warrants and Rights
Common Stock Warrants and Rights: Securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price.	Equity Securities Warrants and Rights
Convertible Securities: Bonds or preferred stock that can convert to common stock.	Convertible Securities
Corporate Debt Securities: May include bonds and other debt securities of domestic and foreign issuers, including obligations of industrial, utility, banking and other corporate issuers.	Debt Instruments

Part I - 4

Credit Default Swaps (“CDSs”): A swap agreement between two parties pursuant to which one party pays the other a fixed periodic coupon for the specified life of the agreement. The other party makes no payment unless a credit event, relating to a predetermined reference asset, occurs. If such an event occurs, the party will then make a payment to the first party, and the swap will terminate.	Swaps and Related Swap Products
Custodial Receipts: A Fund may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered to be U.S. government securities. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.	Custodial Receipts
Demand Features: Securities that are subject to puts and standby commitments to purchase the securities at a fixed price (usually with accrued interest) within a fixed period of time following demand by a Fund.	Demand Features
Emerging Market Securities: Securities issued by issuers or governments in countries with emerging economies or securities markets which may be undergoing significant evaluation and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.	Foreign Investments (including Foreign Currencies)
Exchange Traded Funds (“ETFs”): Ownership interest in unit investment trusts, depositary receipts, and other pooled investment vehicles that hold a portfolio of securities or stocks designed to track the price performance and dividend yield of a particular broad-based, sector or international index. ETFs include a wide range of investments such as iShares, Standard & Poor’s Depositary Receipts (“SPDRs”) and NASDAQ 100s and may be levered or may be structured to move inversely to a designated index.	Investment Company Securities and Exchange Traded Funds
Foreign Currency Transactions: Strategies used to hedge against currency risks, for other risk management purposes or to increase income or gain to a Fund. These strategies may consist of use of any of the following: options on currencies, currency futures, options on such futures, forward foreign currency transactions (including non-deliverable forwards (“NDFs”)), forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets.	Foreign Investments (including Foreign Currencies)
Foreign Investments: Equity and debt securities (e.g., bonds and commercial paper) of foreign entities and obligations of foreign branches of U.S. banks and foreign banks. Foreign securities may also include American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), European Depositary Receipts (“EDRs”) and American Depositary Securities.	Foreign Investments (including Foreign Currencies)
High Yield/High Risk Securities/Junk Bonds: Securities that are generally rated below investment grade by the primary rating agencies or are unrated but deemed by a Fund’s adviser to be of comparable quality.	Debt Instruments

Part I - 5

Inflation-Linked Debt Securities: Includes fixed and floating rate debt securities of varying maturities issued by the U.S. government as well as securities issued by other entities such as corporations, foreign governments and foreign issuers.	Debt Instruments
Initial Public Offerings (“IPOs”): A transaction in which a previously private company makes its first sale of stock to the public.	Equity Securities, Warrants and Rights
Interfund Lending: Involves lending money and borrowing money for temporary purposes through a credit facility.	Miscellaneous Investment Strategies and Risks
Inverse Floating Rate Instruments: Leveraged variable debt instruments with interest rates that reset in the opposite direction from the market rate of interest to which the inverse floater is indexed.	Inverse Floaters and Interest Rate Caps
Investment Company Securities: Shares of other investment companies, including money market funds for which the adviser and/or its affiliates serve as investment adviser or administrator. The adviser will waive certain fees when investing in funds for which it serves as investment adviser, to the extent required by law.	Investment Company Securities and Exchange Traded Funds
Loan Assignments and Participations: Assignments of, or participations in, all or a portion of loans to corporations or to governments, including governments in less developed countries.	Loans
Master Limited Partnerships (MLPs): Limited partnerships that are publicly traded on a securities exchange.	Master Limited Partnerships
Mortgages (Directly Held): Debt instruments secured by real property.	Mortgage-Related Securities
Mortgage-Backed Securities: Debt obligations secured by real estate loans and pools of loans such as collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities (“CMBSs”), and other asset-backed structures.	Mortgage-Related Securities
Mortgage Dollar Rolls: A transaction in which a Fund sells securities for delivery in a current month and simultaneously contracts with the same party to repurchase similar but not identical securities on a specified future date.	Mortgage-Related Securities
Municipal Securities: Securities issued by a state or political subdivision to obtain funds for various public purposes. Municipal securities include, among others, private activity bonds and industrial development bonds, as well as general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, other short-term tax-exempt obligations, municipal leases, obligations of municipal housing authorities and single family revenue bonds.	Municipal Securities

Part I - 6

New Financial Products: New options and futures contracts and other financial products continue to be developed and a Fund may invest in such options, contracts and products.	Miscellaneous Investment Strategies and Risks
Obligations of Supranational Agencies: Obligations which are chartered to promote economic development and are supported by various governments and governmental agencies.	Foreign Investments (including Foreign Currencies)
Options and Futures Transactions: A Fund may purchase and sell (a) exchange traded and over-the-counter put and call options on securities, indexes of securities and futures contracts on securities and (b) futures contracts on securities and indexes of securities.	Options and Futures Transactions
Preferred Stock: A class of stock that generally pays a dividend at a specified rate and has preference over common stock in the payment of dividends and in liquidation.	Equity Securities, Warrants and Rights
Private Placements, Restricted Securities and Other Unregistered Securities: Securities not registered under the Securities Act of 1933, such as privately placed commercial paper and Rule 144A securities.	Miscellaneous Investment Strategies and Risks
Real Estate Investment Trusts (“REITs”): Pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest.	Real Estate Investment Trusts
Repurchase Agreements: The purchase of a security and the simultaneous commitment to return the security to the seller at an agreed upon price on an agreed upon date. This is treated as a loan.	Repurchase Agreements
Reverse Repurchase Agreements The sale of a security and the simultaneous commitment to buy the security back at an agreed upon price on an agreed upon date. This is treated as a borrowing by a Fund.	Reverse Repurchase Agreements
Securities Issued in Connection with Reorganizations and Corporate Restructurings: In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.	Miscellaneous Investment Strategies and Risks
Short Selling: A Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement.	Short Selling

Part I - 7

Short-Term Funding Agreements: Agreements issued by banks and highly rated U.S. insurance companies such as Guaranteed Investment Contracts (“GICs”) and Bank Investment Contracts (“BICs”).	Short-Term Funding Agreements
Sovereign Obligations: Investments in debt obligations issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions.	Foreign Investments (including Foreign Currencies)
Stripped Mortgage-Backed Securities: Derivative multi-class mortgage securities which are usually structured with two classes of shares that receive different proportions of the interest and principal from a pool of mortgage assets. These include Interest-Only (“IO”) and Principal-Only (“PO”) securities issued outside a Real Estate Mortgage Investment Conduit (“REMIC”) or CMO structure.	Mortgage-Related Securities
Structured Investments: A security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying index, commodity, currency or financial instrument.	Structured Investments
Swaps and Related Swap Products: Swaps involve an exchange of obligations by two parties. Caps and floors entitle a purchaser to a principal amount from the seller of the cap or floor to the extent that a specified index exceeds or falls below a predetermined interest rate or amount. A Fund may enter into these transactions to manage its exposure to changing interest rates and other factors.	Swaps and Related Swap Products
Synthetic Variable Rate Instruments: Instruments that generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par.	Swaps and Related Swap Products
Temporary Defensive Positions: To respond to unusual circumstances, a Fund may invest in cash and cash equivalents for temporary defensive purposes.	Miscellaneous Investment Strategies and Risks
Treasury Receipts: A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and that are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”).	Treasury Receipts
Trust Preferreds: Securities with characteristics of both subordinated debt and preferred stock. Trust preferreds are generally long term securities that make periodic fixed or variable interest payments.	Trust Preferred Securities

Part I - 8

U.S. Government Agency Securities: Securities issued by agencies and instrumentalities of the U.S. government. These include all types of securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”), including funding notes, subordinated benchmark notes, CMOs and REMICs.	Mortgage-Related Securities
U.S. Government Obligations: May include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States, and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) and Coupons Under Book-Entry-Safekeeping (“CUBES”).	U.S. Government Obligations
Variable and Floating Rate Instruments: Obligations with interest rates which are reset daily, weekly, quarterly or some other frequency and which may be payable to a Fund on demand or at the expiration of a specified term.	Debt Instruments
When-Issued Securities, Delayed Delivery Securities and Forward Commitments: Purchase or contract to purchase securities at a fixed price for delivery at a future date.	When-Issued Securities, Delayed Delivery Securities and Forward Commitments
Zero-Coupon, Pay-in-Kind and Deferred Payment Securities: Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Deferred payment securities are zero-coupon debt securities which convert on a specified date to interest bearing debt securities.	Debt Instruments

DIVERSIFICATION

JPMT I is a registered open-end investment company and the Fund is a non-diversified series of JPMT I. For a more complete discussion, see the “Diversification” section in Part II of this SAI.

PORTFOLIO TURNOVER

A portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of the Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund. The Adviser intends to manage the Fund’s assets by buying and selling securities to help attain its investment objective. A rate of 100% indicates that the equivalent of all of the Fund’s assets have been sold and reinvested in a year. Higher portfolio turnover may affect the amount, timing and character of distributions, and, as a result, may increase the amount of taxes payable by shareholders. Higher portfolio turnover also results in higher transaction costs. To the extent that net short-term capital gains are realized by the Fund, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. For a more complete discussion, see the “Distributions and Tax Matters” section in Part II of this SAI.

Part I - 9

The Fund commenced operations on November 30, 2010. The table below sets forth the Fund’s portfolio turnover rate for the two most recently completed fiscal periods.

Fund	Fiscal Year Ended October 31, 2011	Fiscal Year Ended October 31, 2012
Global Natural Resources Fund	23%	38%

TRUSTEES

Standing Committees

There are four standing committees of the Board of Trustees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee and the Investments Committee.

During the fiscal year ended October 31, 2012, the Audit and Valuation Committee met four times, the Compliance Committee met four times, the Governance Committee met seven times and each Investments Sub-Committee met six times. For a more complete discussion, see the “Trustees” section in Part II of this SAI.

Ownership of Securities

The following table shows the dollar range of each Trustee’s beneficial ownership in the Fund and each Trustee’s aggregate dollar range of ownership in any J.P. Morgan Funds that the Trustee oversees in the Family of Investment Companies as of December 31, 2012:

Name of Trustee	Ownership of Global Natural Resources Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by the Trustee in the Family of Investment Companies(1)(2)
Independent Trustees
John F. Finn	None	Over $100,000
Dr. Matthew Goldstein	None	Over $100,000
Robert J. Higgins	None	Over $100,000
Peter C. Marshall	None	Over $100,000
Mary E. Martinez(3)	None	None
Marilyn McCoy	None	Over $100,000
Mitchell M. Merin(3)	None	None
William G. Morton, Jr.	None	Over $100,000
Dr. Robert A. Oden, Jr.	None	Over $100,000
Marian U. Pardo(4)	None	$50,000-$100,000(5)
Frederick W. Ruebeck	None	Over $100,000
James J. Schonbachler	None	Over $100,000

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	None	Over $100,000

(1)	A Family of Investment Companies means any two or more registered investment companies that share the same investment adviser or principal underwriter and hold themselves out to investors as related companies for purposes of investment and investor services. The Family of Investment Companies for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.
(2)	For Ms. McCoy and Messrs. Finn, Higgins, Marshall, Oden, and Ruebeck, these amounts include deferred compensation balances, as of December 31, 2012, through participation in the J.P. Morgan Funds’ Deferred Compensation Plan for Eligible Trustees. For a more complete discussion, see the “Trustees Compensation” section in Part II of this SAI.
(3)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013.

Part I - 10

(4)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013.
(5)	Over $100,000 as of February 5, 2013.

As of December 31, 2012, none of the independent Trustees or their immediate family members owned securities of the Adviser or JPMDS or a person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser or JPMDS.

Trustee Compensation

Prior to January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees paid each Trustee an annual fee of $275,000 and reimbursed each Trustee for expenses incurred in connection with service as a Trustee. Beginning January 1, 2013, the Funds of the J.P. Morgan Funds Complex overseen by the Trustees will pay each Trustee an annual fee of $315,000 and reimburse each Trustee for expenses incurred in connection with service as a Trustee. In addition, the Funds pay the Chairman $225,000, the Vice Chairman $75,000 and from December 1, 2011 through February 29, 2012, the assistant to the Audit and Valuation Committee Chairman $6,250. The Chairman and Vice Chairman receive no additional compensation for service as committee or sub-committee chairmen. Committee chairs and sub-committee chairs who are not already receiving an additional fee are each paid $50,000. The Trustees may hold various other directorships unrelated to the J.P. Morgan Funds Complex. The J.P. Morgan Funds bore expenses related to administrative and staffing services provided to the former Chairman, in lieu of establishing an office of the former Chairman, in the amount of $6,000 per month.

Trustee aggregate compensation paid by the Funds and the J.P. Morgan Funds Complex for the calendar year ended December 31, 2012, is set forth below:

Name of Trustee	Global Natural Resources Fund	Total Compensation Paid from Fund Complex(1)(9)
Independent Trustees
John F. Finn	$45	$275,000	(4)
Dr. Matthew Goldstein	53	325,000
Robert J. Higgins	53	325,000	(5)
Peter C. Marshall	57	350,000
Mary E. Martinez(2)	8	45,833	(2)
Marilyn McCoy	53	325,000
Mitchell M. Merin(3)	8	45,833	(2)
William G. Morton, Jr.	45	275,000
Dr. Robert A. Oden, Jr.	45	275,000	(6)
Marian U. Pardo(3)	8	45,833	(3)
Frederick W. Ruebeck	53	325,000	(7)
James J. Schonbachler	52	320,833	(8)

Interested Trustee Not Affiliated with the Adviser
Frankie D. Hughes	45	275,000

(1)

A Fund Complex means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees currently serves includes eleven registered investment companies (171 Funds), including JPMMFG which liquidated effective November 29, 2012 and is in the process of winding up its affairs.

(2)	Ms. Martinez and Mr. Merin became members of the Board of Trustees effective January 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and service as a trustee nominee.
(3)	Ms. Pardo became a member of the Board of Trustees effective February 1, 2013. Compensation includes amounts paid prior to becoming a trustee for attendance at Board meeting and as a trustee nominee.
(4)	Includes $275,000 of Deferred Compensation.
(5)	Includes $325,000 of Deferred Compensation.
(6)	Includes $27,500 of Deferred Compensation.
(7)	Includes $130,000 of Deferred Compensation.

Part I - 11

(8)	Includes $64,167 of Deferred Compensation.
(9)	William J. Armstrong, Fergus Reid III, and Leonard M. Spalding, Jr. retired as Trustees of the Trusts effective December 31, 2012. For the period specified in the table above, the former trustees were paid the following total compensation from the J.P. Morgan Funds Complex.

Name of Former Trustee	Total Compensation Paid From Fund Complex	Amount of Deferred Compensation Included in Total
William J. Armstrong	$283,333	None
Fergus Reid III	$500,000	Includes $100,000 of Deferred Compensation.
Leonard M. Spalding, Jr.	$325,000	Includes $325,000 of Deferred Compensation.

For a more complete discussion, see the “Trustee Compensation” section in Part II of this SAI.

INVESTMENT ADVISER

Investment Advisory Fees

The Fund commenced operations on November 30, 2010. For the fiscal periods indicated, the Fund paid the following investment advisory fees to JPMIM, and JPMIM waived investment advisory fees (amounts waived are in parentheses) (amounts in thousands):

	Fiscal Year Ended October 31, 2011		Fiscal Year Ended October 31, 2012
Fund	Paid	Waived	Paid	Waived
Global Natural Resources Fund	$104	($295)	$202	($362)

For more information about the investment adviser, see the “Investment Advisers and Sub-Advisers” section in Part II of this SAI.

PORTFOLIO MANAGERS

Portfolio Manager’s Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts managed by the portfolio manager of the Fund as of October 31, 2012:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Neil Gregson	0	$0	0	$0	0	$0

The following table shows information on the other accounts managed by the portfolio manager of the Fund that have advisory fees wholly or partly based on performance as of October 31, 2012:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Neil Gregson	0	$0	0	$0	0	$0

Portfolio Manager’s Ownership of Securities

The following table indicates for the Fund the dollar range of shares beneficially owned by the portfolio manager, as of October 31, 2012.

Part I - 12

Aggregate Dollar Range of Securities in the Fund
		None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Global Natural Resources Fund	Neil Gregson	X

ADMINISTRATOR

Administrator Fees

The Fund commenced operations on November 30, 2010. The table below sets forth the administration, administrative services and co-administration fees paid by the Fund to JPMorgan Funds Management, Inc. (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands).

	Fiscal Year Ended October 31, 2011		Fiscal Year Ended October 31, 2012
Fund	Paid	Waived	Paid	Waived
Global Natural Resources Fund	$33	($11)	$15	($47)

For a more complete discussion about the Administrator, see the “Administrator” section in Part II of this SAI.

DISTRIBUTOR

Compensation Paid to JPMDS

The following table describes the compensation paid by the Fund to the principal underwriter, JPMDS, for the fiscal period ended October 31, 2012 (amounts have been rounded up to the whole number).

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation*
Global Natural Resources Fund	$4,592	$1,603	$11	$—

*	Fees paid by the Fund pursuant to Rule 12b-1 are provided in the “Distribution Fees” section below.

The following table sets forth the aggregate amount of underwriting commissions retained by JPMDS from the Fund with respect to the fiscal periods, as indicated below:

	Fiscal Year Ended October 31
Fund	2010*	2011	2012
Global Natural Resources Fund	$—	$2,334	$4,592

*	The Fund commenced operations on 11/30/2010.

The aggregate amount of underwriting commissions retained by JPMDS from the Funds for the fiscal years ended October 31, 2010, 2011 and 2012 was $567,579, $893,553 and $1,605,630 respectively.

For more information on JPMDS, see the “Distributor” section in Part II of this SAI.

Part I - 13

Distribution Fees

The Fund commenced operations on November 30, 2010. The table below sets forth the Rule 12b-1 fees that the Fund paid to JPMDS (waived amounts are in parentheses) with respect to the fiscal periods indicated (amounts in thousands):

Fund	Fiscal Year Ended October 31, 2011			Fiscal Year Ended October 31, 2012
	Paid		Waived	Paid		Waived
Global Natural Resources Fund
Class A Shares	$6		$—	$10		$—
Class C Shares	3		—	6		—
Class R2 Shares	—	^	—	—	^	—

^	Amount rounds to less than one thousand.

For a more complete discussion of the Distribution Plan, see the “Distribution Plan” section in Part II of this SAI.

SHAREHOLDER SERVICING

Shareholder Services Fees

Under the Shareholder Servicing Agreement, the Fund has agreed to pay JPMDS, for providing shareholder services and other related services, a fee at the following annual rates (expressed as a percentage of the average daily net assets of Fund shares owned by or for shareholders):

Select Class, Class A, Class C and Class R2	0.25%
Class R5	0.05

The Fund commenced operations on November 30, 2010. The table below sets forth the fees paid or accrued to JPMDS (the amounts voluntarily waived are in parentheses) for the fiscal periods indicated (amounts in thousands):

Fund	Fiscal Year Ended October 31, 2011				Fiscal Year Ended October 31, 2012
	Paid		Waived		Paid		Waived
Global Natural Resources Fund
Class A Shares	$5		$1		$10		$—
Class C Shares	1		—	^	2		—
Select Class Shares	81		20		94		—
Class R2 Shares	—	^	—	^	—	^	—
Class R5 Shares	—		3		8		—

^	Amount rounds to less than one thousand.

For a more complete discussion concerning shareholder servicing, see the “Shareholder Servicing” section in Part II of this SAI.

BROKERAGE AND RESEARCH SERVICES

Brokerage Commissions

The Fund commenced operations on November 30, 2010. The Fund paid the following brokerage commissions for the indicated fiscal periods (amounts in thousands):

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Fund	Fiscal Year Ended October 31, 2011		Fiscal Year Ended October 31, 2012
Global Natural Resources Fund
Total Brokerage Commission	$108		$74
Brokerage Commissions to Affiliated Broker-Dealers	—	^	—

^	Amount rounds to less than one thousand.

For a more complete discussion concerning brokerage commissions, see the “Portfolio Transactions” section in Part II of this SAI.

Broker Research

For the fiscal year ended October 31, 2012, the Adviser allocated brokerage commissions to brokers who provided broker research including third party research for the Fund as follows:

Fund	Amount
Global Natural Resources Fund	$31,957

Securities of Regular Broker-Dealers

As of October 31, 2012, the Fund owned no securities of regular broker-dealers (or parents). For a more complete discussion, see the “Portfolio Transactions” section in Part II of this SAI.

FINANCIAL INTERMEDIARIES

Other Cash Compensation Payments

During the fiscal year ended October 31, 2012, JPMIM and SCR&M paid approximately $137,335,752 and $94,491 respectively for all of the J.P. Morgan Funds pursuant to their other cash compensation arrangements. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fee Commissions

Financial Intermediaries who sell $1 million or more of Class A Shares in the aggregate of the J.P. Morgan Equity Funds, the J.P. Morgan Specialty Funds, the J.P. Morgan International Funds, the J.P. Morgan Investor Funds, the JPMorgan SmartRetirement Funds, the JPMorgan SmartAllocation Funds, the J.P. Morgan Income Funds and certain other J.P. Morgan Funds (collectively “Qualifying Funds”) may receive finders’ fees.

With respect to sales of the Global Natural Resources Fund, such fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$ 1,000,000 – $ 3,999,999*	1.00%
$ 4,000,000 – $ 9,999,999	0.75%
$10,000,000 – $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sale of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Global Natural Resources Fund is less than $1,000,000, the Financial Intermediary will receive a Finder’s Fee equal to 1.00% of the sale of the Class A Shares of the Global Natural Resources Fund. The Finder’s Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

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The Distributor may also pay Financial Intermediaries a commission of up to 1.00% of gross sales on sales of Class A Shares to certain defined contribution plans. If such defined contribution plan redeems all of the shares that it owns on behalf of participants within 12 months of the purchase date, then the Financial Intermediaries that have received these commissions will be required to reimburse the Distributor up to 1.00% of the lower of the cost of the shares being redeemed or their net asset value at the time of redemption. JPMDS reserves the right to alter or change the finder’s fee policy on these Plans at any time at its own discretion. If a Plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the Plan.

For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

Finders’ Fees Paid By Distributor

For the fiscal year ended October 31, 2012, JPMDS paid approximately $12,473,757 in finders’ fees for all of the J.P. Morgan Funds. For a more complete discussion, see the “Additional Compensation to Financial Intermediaries” section in Part II of this SAI.

TAX MATTERS

Capital Loss Carryforwards

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), net capital losses recognized by the Fund after October 31, 2011 may get carried forward indefinitely and retain their character as short-term and/or long-term losses. Net capital losses arising in prior years were carried forward eight years and treated as short-term losses. The 2010 Act requires that net capital losses after October 31, 2011 be used before any prior net capital losses.

For federal income tax purposes, the Fund had capital loss carryforwards for the fiscal year ended October 31, 2012 (amounts in thousands) incurred prior to the enactment of the 2010 Act:

Fund	Capital Loss Carryforward	Expiration Date
Global Natural Resources Fund	$1,802	10/31/2019
Remaining	$1,802

As of October 31, 2012, the Fund had capital loss carryforwards (amounts in thousands) incurred after the enactment of the 2010 Act:

Fund	Capital Loss Carryforward Character
	Short Term	Long Term
Global Natural Resources Fund	$4,446	$3,455

To the extent that the capital loss is used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

For a more complete discussion on tax matters, see the “Distributions and Tax Matters” section in Part II of this SAI.

Part I - 16

PORTFOLIO HOLDINGS DISCLOSURE

A list of the entities that will receive the Fund’s portfolio holdings information, the frequency with which it will be provided to them and the length of the lag between the date of the information and the date it will be disclosed is provided below:

Vickers Stock Research Corp.	Monthly	30 days after month end
MorningStar Inc.	Monthly	30 days after month end
Lipper, Inc.	Monthly	30 days after month end
Thomson Financial	Monthly	30 days after month end
Bloomberg LP	Monthly	30 days after month end
The McGraw-Hill Companies, Inc. — Standard & Poor’s	Monthly	30 days after month end
Factset	Monthly	30 days after month end
JPMorgan Chase & Co.	Monthly	30 days after month end

For a more complete discussion, see the “Portfolio Holdings Disclosure” section in Part II of this SAI.

SHARE OWNERSHIP

Trustees and Officers

As of January  31, 2013, the officers and Trustees, as a group, owned less than 1% of the shares of each Fund.

Principal Holders

As of January 31, 2013, the persons who owned of record, or were known by the Trusts to own beneficially, 5% or more of the outstanding shares of the Fund are shown below:

Name of Fund/Share Class	Name and Address of Shareholder	Percentage Held
GLOBAL NATURAL RESOURCES FUND
CLASS A SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	12.47%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	53.84%

CLASS C SHARES	CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN: MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	30.35%

	LPL FINANCIAL 9785 TOWNE CENTRE DR SAN DIEGO CA 92121-1968	8.20%

Part I - 17

	MORGAN STANLEY SMITH BARNEY HARBORSIDE FINANCIAL CENTER PLAZA TWO FL 3 JERSEY CITY NJ 07311	9.61%

	PERSHING LLC P.O. BOX 2052 JERSEY CITY NJ 07303-2052	13.66%

SELECT CLASS SHARES	JPMIM AS AGENT FOR* JPMORGAN INVESTOR BALANCED FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	34.31%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR CONSERVATIVE GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	28.43%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR GROWTH AND INCOME ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	19.71%

	JPMIM AS AGENT FOR* JPMORGAN INVESTOR GROWTH FUND ATTN CLIENT SERVICES 500 STANTON CHRISTIANA RD DE3-3650 NEWARK DE 19713-2105	14.77%

CLASS R2 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100%

CLASS R5 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100%

CLASS R6 SHARES	JP MORGAN INVESTMENT MGMT* ATTN LOREN STRIFE OH1-0185 1111 POLARIS PKWY COLUMBUS OH 43240-2031	100%

*	The shareholder of record is a subsidiary or affiliate of JPMorgan Chase & Co. (a “JPMorgan Affiliate”). Typically, the shares are held for the benefit of underlying accounts for which the JPMorgan Affiliate may have voting or investment power. To the extent that JPMorgan Affiliates own 25% or more of a class of shares of a Fund, JPMorgan Chase & Co. may be deemed to be a “controlling person” of such shares under the 1940 Act.

Part I - 18

Persons owning 25% or more of the outstanding shares of a Fund may be presumed to “control” (as that term is defined in the 1940 Act) that Fund. As a result, those persons may have the ability to control the outcome on any matter requiring the approval of shareholders of the Fund.

FINANCIAL STATEMENTS

The Financial Statements are incorporated by reference into this SAI. The Financial Statements for the fiscal year ended October 31, 2012, have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm to the Trusts, as indicated in its reports with respect thereto, and are incorporated herein by reference in reliance upon the authority of said firm as experts in accounting and auditing in giving said reports. These Financial Statements are available without charge upon request by calling J.P. Morgan Funds Services at 1-800-480-4111.

Part I - 19

J.P. Morgan Funds

STATEMENT OF ADDITIONAL INFORMATION

PART II

Part II of this SAI describes policies and practices that apply to each of the J.P. Morgan Funds, for which Part I precedes this Part II. Part II is not a standalone document and must be read in conjunction with Part I. References in this Part II to a “Fund” mean each J.P. Morgan Fund, unless noted otherwise. Capitalized terms used and not otherwise defined in this Part II have the meanings given to them in Part I of this SAI.

PART II

Loans	19

Part II - i

Part II - ii

Part II - iii

INVESTMENT STRATEGIES AND POLICIES

As noted in the applicable Prospectuses for each of the Funds, in addition to the main investment strategy and the main investment risks described in the Prospectuses, each Fund may employ other investment strategies and may be subject to other risks, which are described below. The Funds may engage in the practices described below to the extent consistent with their investment objectives, strategies, polices and restrictions. However, no Fund is required to engage in any particular transaction or purchase any particular type of securities or investment even if to do so might benefit the Fund. Because the following is a combined description of investment strategies of all of the Funds, certain matters described herein may not apply to particular Funds.

For a list of investment strategies and policies employed by each Fund, see “INVESTMENT PRACTICES” in Part I of this SAI.

Asset-Backed Securities

Asset-backed securities consist of securities secured by company receivables, home equity loans, truck and auto loans, leases, or credit card receivables. Asset-backed securities also include other securities backed by other types of receivables or other assets, including collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. Such assets are generally securitized through the use of trusts or special purpose corporations. Asset-backed securities are backed by a pool of assets representing the obligations often of a number of different parties. Certain of these securities may be illiquid.

Asset-backed securities are generally subject to the risks of the underlying assets. In addition, asset-backed securities, in general, are subject to certain additional risks including depreciation, damage or loss of the collateral backing the security, failure of the collateral to generate the anticipated cash flow or in certain cases more rapid prepayment because of events affecting the collateral, such as accelerated prepayment of loans backing these securities or destruction of equipment subject to equipment trust certificates. In addition, the underlying assets (for example, the underlying credit card debt) may be refinanced or paid off prior to maturity during periods of declining interest rates. Changes in prepayment rates can result in greater price and yield volatility. If asset-backed securities are pre-paid, a Fund may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. Under certain prepayment rate scenarios, a Fund may fail to recover additional amounts paid (i.e., premiums) for securities with higher interest rates, resulting in an unexpected loss.

A CBO is a trust or other special purpose entity (“SPE”) which is typically backed by a diversified pool of fixed income securities (which may include high risk, below investment grade securities). A CLO is a trust or other SPE that is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Although certain CDOs may receive credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDOs may use derivatives contracts to create “synthetic” exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.

For both CBOs and CLOs, the cash flows from the SPE are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the SPE and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from a CBO or CLO typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, downgrades of the underlying collateral by rating agencies, forced liquidation of the collateral pool due to a failure of coverage tests, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as investor aversion to CBO or CLO securities as a class. Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities and asset-backed securities generally discussed elsewhere in this SAI, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization (“NRSRO”); (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by Section  3(c)(1) or 3(c)(7) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Auction Rate Securities

Auction rate securities consist of auction rate municipal securities and auction rate preferred securities sold through an auction process issued by closed-end investment companies, municipalities and governmental agencies. For more information on risks associated with municipal securities, see “Municipal Securities” below.

Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities. Since February 2008, numerous auctions have failed due to insufficient demand for securities and have continued to fail for an extended period of time. Failed auctions may adversely impact the liquidity of auction rate securities investments. Although some issuers of auction rate securities are redeeming or are considering redeeming such securities, such issuers are not obligated to do so and, therefore, there is no guarantee that a liquid market will exist for a Fund’s investments in auction rate securities at a time when the Fund wishes to dispose of such securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the closed-end fund on the securities in its portfolio and distributed to holders of the preferred securities. However, such designation may be made only if the closed-end fund treats preferred securities as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”).

A Fund’s investment in auction rate preferred securities of closed-end funds is subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed under the 1940 Act. Except as permitted by rule or exemptive order (see “Investment Company Securities and Exchange Traded Funds” below for more information), a Fund is generally prohibited from acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of a Fund’s total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. A Fund will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Fund.

Bank Obligations

Bank obligations consist of bankers’ acceptances, certificates of deposit, and time deposits.

Bankers’ acceptances are negotiable drafts or bills of exchange typically drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. To be eligible for purchase by a Fund, a bankers’ acceptance must be guaranteed by a domestic or foreign bank or savings and loan association having, at the time of investment, total assets in excess of $1 billion (as of the date of its most recently published financial statements).

Part II - 2

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or a savings and loan association for a definite period of time and earning a specified return. Certificates of deposit may also include those issued by foreign banks outside the United States (“U.S.”) with total assets at the time of purchase in excess of the equivalent of $1 billion. Such certificates of deposit include Eurodollar and Yankee certificates of deposits. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the U.S. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the U.S. Certain Funds may also invest in obligations (including banker’s acceptances and certificates of deposit) denominated in foreign currencies (see “Foreign Investments (including Foreign Currencies)”) herein. To be eligible for purchase by a Fund, a certificate of deposit must be issued by (i) a domestic or foreign branch of a U.S. commercial bank which is a member of the Federal Reserve System or the deposits of which are insured by the Federal Deposit Insurance Corporation, or (ii) a domestic savings and loan association, the deposits of which are insured by the Federal Deposit Insurance Corporation provided that, in each case, at the time of purchase, such institution has total assets in excess of $1 billion (as of the date of their most recently published financial statements).

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid. Time deposits will be maintained only at banks and savings and loan associations from which a Fund could purchase certificates of deposit.

The Funds will not invest in obligations for which a Fund’s Adviser, or any of its affiliated persons, is the ultimate obligor or accepting bank, provided, however, that the Funds maintain demand deposits at their affiliated custodian, JPMorgan Chase Bank.

Subject to the Funds’ limitations on concentration in a particular industry, there is no limitation on the amount of a Fund’s assets which may be invested in obligations of banks which meet the conditions set forth herein.

Commercial Paper

Commercial paper is defined as short-term obligations with maturities from 1 to 270 days issued by banks or bank holding companies, corporations and finance companies. Although commercial paper is generally unsecured, the Funds may also purchase secured commercial paper. In the event of a default of an issuer of secured commercial paper, a Fund may hold the securities and other investments that were pledged as collateral even if it does not invest in such securities or investments. In such a case, the Fund would take steps to dispose of such securities or investments in a commercially reasonable manner. Commercial paper includes master demand obligations. See “Variable and Floating Rate Instruments” below.

Certain Funds may also invest in Canadian commercial paper, which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. See “Risk Factors of Foreign Investments” below.

Convertible Securities

Certain Funds may invest in convertible securities. Convertible securities include any debt securities or preferred stock which may be converted into common stock or which carry the right to purchase common stock. Generally, convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time.

The terms of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holders’ claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of convertible preferred stock, the holders’ claims on assets and earnings are subordinated to the claims of all creditors and are senior to the claims of common shareholders.

Convertible securities have characteristics similar to both debt and equity securities. Due to the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying common stock. As a result, selection of convertible securities, to a great extent, is based on the potential for capital appreciation that may exist in the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. In some cases, the issuer may cause a convertible security to convert to common stock. In other situations, it may be advantageous for a Fund to cause the

Part II - 3

conversion of convertible securities to common stock. If a convertible security converts to common stock, a Fund may hold such common stock in its portfolio even if it does not ordinarily invest in common stock.

Custodial Receipts

Certain Funds may acquire securities in the form of custodial receipts that evidence ownership of future interest payments, principal payments or both on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. These are not considered U.S. government securities and are not backed by the full faith and credit of the U.S. government. These notes and bonds are held in custody by a bank on behalf of the owners of the receipts.

Debt Instruments

Below Investment Grade Securities. Securities that were rated investment grade at the time of purchase may subsequently be rated below investment grade (BB+ or lower by S&P and Bal or lower by Moody’s). Certain Funds that do not invest in below investment grade securities as a main investment strategy may nonetheless continue to hold such securities if the Adviser believes it is advantageous for the Fund to do so. The high degree of risk involved in these investments can result in substantial or total losses. These securities are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties, and a potential lack of a secondary or public market for securities. The market price of these securities also can change suddenly and unexpectedly.

Corporate Debt Securities. Corporate debt securities may include bonds and other debt securities of U.S. and non-U.S. issuers, including obligations of industrial, utility, banking and other corporate issuers. All debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity.

High Yield/High Risk Securities/Junk Bonds. Certain Funds may invest in high yield securities, to varying degrees. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Bal or lower by Moody’s) or unrated but determined by the Fund’s Adviser to be of comparable quality. Other terms used to describe such securities include “lower rated bonds,” “non-investment grade bonds,” “below investment grade bonds,” and “junk bonds.” These securities are considered to be high-risk investments.

High yield securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, a Fund would experience a decrease in income and a decline in the market value of its investments. A Fund may also incur additional expenses in seeking recovery from the issuer.

The income and market value of lower rated securities may fluctuate more than higher rated securities. Non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

It is often more difficult to value lower rated securities than higher rated securities. If an issuer’s financial condition deteriorates, accurate financial and business information may be limited or unavailable. The lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on the judgment of the Adviser than is the case with higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, a Fund that invests in lower rated securities may be required to sell investments at substantial losses or retain them indefinitely even where an issuer’s financial condition is deteriorating.

Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

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Future legislation may have a possible negative impact on the market for high yield, high risk bonds. As an example, in the late 1980’s, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on a Fund’s investments in lower rated securities.

Inflation-Linked Debt Securities. Inflation-linked securities include fixed and floating rate debt securities of varying maturities issued by the U.S. government, its agencies and instrumentalities, such as Treasury Inflation-Protected Securities (“TIPS”), as well as securities issued by other entities such as corporations, municipalities, foreign governments and foreign issuers, including foreign issuers from emerging markets. See also “Foreign Investments (including Foreign Currencies).” Typically, such securities are structured as fixed income investments whose principal value is periodically adjusted according to the rate of inflation. The following two structures are common: (i) the U.S. Treasury and some other issuers issue inflation-linked securities that accrue inflation into the principal value of the security and (ii) other issuers may pay out the Consumer Price Index (“CPI”) accruals as part of a semi-annual coupon. Other types of inflation-linked securities exist which use an inflation index other than the CPI.

Inflation-linked securities issued by the U.S. Treasury, such as TIPS, have maturities of approximately five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. Typically, TIPS pay interest on a semi-annual basis equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and the rate of inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year’s inflation of 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of TIPS, even during a period of deflation, although the inflation-adjusted principal received could be less than the inflation-adjusted principal that had accrued to the bond at the time of purchase. However, the current market value of the bonds is not guaranteed and will fluctuate. Other inflation-related bonds exist which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation-linked securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-linked securities.

While inflation-linked securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

The periodic adjustment of U.S. inflation-linked securities is tied to the Consumer Price Index for All Urban Consumers (“CPI-U”), which is not seasonably adjusted and which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-linked securities issued by a foreign government are generally adjusted to reflect a comparable inflation index calculated by that government. There can be no assurance that the CPI-U or a foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the U.S.

Any increase in the principal amount of an inflation-linked security will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

Variable and Floating Rate Instruments. Certain obligations purchased by the Funds may carry variable or floating rates of interest, may involve a conditional or unconditional demand feature and may include variable amount master demand notes. Variable and floating rate instruments are issued by a wide variety of issuers and may be issued for a wide variety of purposes, including as a method of reconstructing cash flows.

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Subject to their investment objective policies and restrictions, certain Funds may acquire variable and floating rate instruments. A variable rate instrument is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. Certain Funds may purchase extendable commercial notes. Extendable commercial notes are variable rate notes which normally mature within a short period of time (e.g., 1 month) but which may be extended by the issuer for a maximum maturity of thirteen months.

A floating rate instrument is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Fund’s Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase under the Fund’s investment policies. In making such determinations, a Fund’s Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, bank holding and other companies) and will continuously monitor their financial condition. There may be no active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for the Fund to dispose of the variable or floating rate instrument involved in the event the issuer of the instrument defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable or floating rate instruments may be secured by bank letters of credit or other assets. A Fund may purchase a variable or floating rate instrument to facilitate portfolio liquidity or to permit investment of the Fund’s assets at a favorable rate of return.

As a result of the floating and variable rate nature of these investments, the Funds’ yields may decline, and they may forego the opportunity for capital appreciation during periods when interest rates decline; however, during periods when interest rates increase, the Funds’ yields may increase, and they may have reduced risk of capital depreciation.

Past periods of high inflation, together with the fiscal measures adopted to attempt to deal with it, have seen wide fluctuations in interest rates, particularly “prime rates” charged by banks. While the value of the underlying floating or variable rate securities may change with changes in interest rates generally, the nature of the underlying floating or variable rate should minimize changes in value of the instruments. Accordingly, as interest rates decrease or increase, the potential for capital appreciation and the risk of potential capital depreciation is less than would be the case with a portfolio of fixed rate securities. A Fund’s portfolio may contain floating or variable rate securities on which stated minimum or maximum rates, or maximum rates set by state law limit the degree to which interest on such floating or variable rate securities may fluctuate; to the extent it does, increases or decreases in value may be somewhat greater than would be the case without such limits. Because the adjustment of interest rates on the floating or variable rate securities is made in relation to movements of the applicable banks’ “prime rates” or other short-term rate securities adjustment indices, the floating or variable rate securities are not comparable to long-term fixed rate securities. Accordingly, interest rates on the floating or variable rate securities may be higher or lower than current market rates for fixed rate obligations of comparable quality with similar maturities.

Variable Amount Master Notes. Variable amount master notes are notes, which may possess a demand feature, that permit the indebtedness to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Variable amount master notes may not be secured by collateral. To the extent that variable amount master notes are secured by collateral, they are subject to the risks described under the section “Loan Assignments and Participations-Collateral and Subordination Risk.”

Because master notes are direct lending arrangements between a Fund and the issuer of the notes, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest. If the Fund is not repaid such principal and accrued interest, the Fund may not be able to dispose of the notes due to the lack of a secondary market.

While master notes are not typically rated by credit rating agencies, issuers of variable amount master notes (which are normally manufacturing, retail, financial, brokerage, investment banking and other business concerns) must satisfy the same criteria as those set forth with respect to commercial paper, if any, in Part I of this SAI under the heading “Diversification and Quality Descriptions”. A Fund’s Adviser will consider the credit risk of the issuers of such notes, including its earning power, cash flow, and other liquidity ratios of such issuers and will continuously monitor their financial status and ability to meet payment on demand. In determining average weighted portfolio maturity, a variable amount master note will be deemed to have a maturity equal to the period of time remaining until the principal amount can be recovered from the issuer.

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Variable Rate Instruments and Money Market Funds. Variable or floating rate instruments with stated maturities of more than 397 days may, under the SEC’s amortized cost rule applicable to money market funds, Rule 2a-7 under the 1940 Act, be deemed to have shorter maturities (other than in connection with the calculation of dollar-weighted average life to maturity of a portfolio) as follows:

(1) Adjustable Rate Government Securities. A Government Security which is a variable rate security where the variable rate of interest is readjusted no less frequently than every 397 days shall be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. A Government Security which is a floating rate security shall be deemed to have a remaining maturity of one day.

(2) Short-Term Variable Rate Securities. A variable rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have maturity equal to the earlier of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(3) Long-Term Variable Rate Securities. A variable rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature shall be deemed to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

(4) Short-Term Floating Rate Securities. A floating rate security, the principal amount of which, in accordance with the terms of the security, must unconditionally be paid in 397 calendar days or less shall be deemed to have a maturity of one day.

(5) Long-Term Floating Rate Securities. A floating rate security, the principal amount of which is scheduled to be paid in more than 397 days, that is subject to a demand feature, shall be deemed to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

As used above, a note is “subject to a demand feature” where the Fund is entitled to receive the principal amount of the note either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days and upon no more than 30 days’ notice.

Limitations on the Use of Variable and Floating Rate Notes. Variable and floating rate instruments for which no readily available market exists (e.g., illiquid securities) will be purchased in an amount which, together with securities with legal or contractual restrictions on resale or for which no readily available market exists (including repurchase agreements providing for settlement more than seven days after notice), exceeds 15% of a Fund’s net assets (5% of total assets for the J.P. Morgan Funds which are money market funds (the “Money Market Funds”)) only if such instruments are subject to a demand feature that will permit the Fund to demand payment of the principal within seven days after demand by the Fund. There is no limit on the extent to which a Fund may purchase demand instruments that are not illiquid or deemed to be liquid in accordance with the Adviser’s liquidity determination procedures (except, with regard to the Money Market Funds, as provided under Rule 2a-7). If not rated, such instruments must be found by the Fund’s Adviser to be of comparable quality to instruments in which a Fund may invest. A rating may be relied upon only if it is provided by an NRSRO that is not affiliated with the issuer or guarantor of the instruments.

Zero-Coupon, Pay-in-Kind and Deferred Payment Securities. Zero-coupon securities are securities that are sold at a discount to par value and on which interest payments are not made during the life of the security. Upon maturity, the holder is entitled to receive the par value of the security. Pay-in-kind securities are securities that have interest payable by delivery of additional securities. Upon maturity, the holder is entitled to receive the aggregate par value of the securities. A Fund accrues income with respect to zero-coupon and pay-in-kind securities prior to the receipt of cash payments. Deferred payment securities are securities that remain zero-coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. While interest payments are not made on such securities, holders of such securities are deemed to have received “phantom income.” Because a Fund will distribute “phantom income” to shareholders, to the extent that shareholders elect to receive dividends in cash rather than reinvesting such dividends in additional shares, the applicable Fund will have fewer assets with which to purchase income-producing securities. Zero-coupon, pay-in-kind and deferred payment securities may be subject to greater fluctuation in value and lesser liquidity in the event of adverse market conditions than comparably rated securities paying cash interest at regular interest payment periods.

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Demand Features

Certain Funds may acquire securities that are subject to puts and standby commitments (“Demand Features”) to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The Demand Feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party and may not be transferred separately from the underlying security. The underlying securities subject to a put may be sold at any time at market rates. Applicable Funds expect that they will acquire puts only where the puts are available without the payment of any direct or indirect consideration. However, if advisable or necessary, a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. Demand Features provided by foreign banks involve certain risks associated with foreign investments. See “Foreign Investments (including Foreign Currencies)” for more information on these risks.

Under a “stand-by commitment,” a dealer would agree to purchase, at a Fund’s option, specified securities at a specified price. A Fund will acquire these commitments solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. Stand-by commitments may also be referred to as put options.

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemption requests and remain as fully invested as possible.

Equity Securities, Warrants and Rights

Common Stock. Common stock represents a share of ownership in a company and usually carries voting rights and may earn dividends. Unlike preferred stock, common stock dividends are not fixed but are declared at the discretion of the issuer’s board of directors. Common stock occupies the most junior position in a company’s capital structure. As with all equity securities, the price of common stock fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Common Stock Warrants and Rights. Common stock warrants entitle the holder to buy common stock from the issuer of the warrant at a specific price (the “strike price”) for a specific period of time. The market price of warrants may be substantially lower than the current market price of the underlying common stock, yet warrants are subject to similar price fluctuations. As a result, warrants may be more volatile investments than the underlying common stock. If a warrant is exercised, a Fund may hold common stock in its portfolio even if it does not ordinarily invest in common stock.

Rights are similar to warrants but normally have a shorter duration and are typically distributed directly by the issuers to existing shareholders, while warrants are typically attached to new debt or preferred stock issuances.

Warrants and rights generally do not entitle the holder to dividends or voting rights with respect to the underlying common stock and do not represent any rights in the assets of the issuer company. Warrants and rights will expire if not exercised on or prior to the expiration date.

Preferred Stock. Preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions.

Initial Public Offerings (“IPOs”). The Funds may purchase securities in IPOs. These securities are subject to many of the same risks as investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. The prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions, a relatively small number of companies may issue securities in IPOs. Similarly, as the number of Funds to which IPO securities are allocated increases, the number of securities issued to any one Fund may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.

Foreign Investments (including Foreign Currencies)

Some of the Funds may invest in certain obligations or securities of foreign issuers. For purposes of a non-Money Market Fund’s investment policies and unless described otherwise in a Fund’s prospectus, an issuer of a

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security will be deemed to be located in a particular country if: (i) the principal trading market for the security is in such country, (ii) the issuer is organized under the laws of such country or (iii) the issuer derives at least 50% of its revenues or profits from such country or has at least 50% of its total assets situated in such country. Possible investments include equity securities and debt securities (e.g., bonds and commercial paper) of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, Eurodollar Certificates of Deposit, Eurodollar Time Deposits, Eurodollar Bankers’ Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, and Europaper. Securities of foreign issuers may include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), and Global Depositary Receipts (“GDRs”). Sponsored ADRs are listed on the New York Stock Exchange; unsponsored ADRs are not. Therefore, there may be less information available about the issuers of unsponsored ADRs than the issuers of sponsored ADRs. Unsponsored ADRs are restricted securities. EDRs and GDRs are not listed on the New York Stock Exchange. As a result, it may be difficult to obtain information about EDRs and GDRs.

The Money Market Funds may only invest in U.S. dollar-denominated securities.

Risk Factors of Foreign Investments. The following is a summary of certain risks associated with foreign investments:

Political and Exchange Risks. Foreign investments may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include potential future adverse political and economic developments, possible imposition of withholding taxes on interest or other income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations.

Higher Transaction Costs. Foreign investments may entail higher custodial fees and sales commissions than domestic investments.

Accounting and Regulatory Differences. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those of domestic issuers of similar securities or obligations. In addition, foreign issuers are usually not subject to the same degree of regulation as domestic issuers, and their securities may trade on relatively small markets, causing their securities to experience potentially higher volatility and more limited liquidity than securities of domestic issuers. Foreign branches of U.S. banks and foreign banks are not regulated by U.S. banking authorities and may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. In addition, foreign banks generally are not bound by accounting, auditing, and financial reporting standards comparable to those applicable to U.S. banks. Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on foreign investments as compared to dividends and interest paid to a Fund by domestic companies.

Currency Risk. Foreign securities may be denominated in foreign currencies, although foreign issuers may also issue securities denominated in U.S. dollars. The value of a Fund’s investments denominated in foreign currencies and any funds held in foreign currencies will be affected by changes in currency exchange rates, the relative strength of those currencies and the U.S. dollar, and exchange-control regulations. Changes in the foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. The exchange rates between the U.S. dollar and other currencies are determined by the forces of supply and demand in foreign exchange markets. Accordingly, the ability of a Fund that invests in foreign securities as part of its principal investment strategy to achieve its investment objective may depend, to a certain extent, on exchange rate movements. In addition, while the volume of transactions effected on foreign stock exchanges has increased in recent years, in most cases it remains appreciably below that of domestic securities exchanges. Accordingly, a Fund’s foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies. In buying and selling securities on foreign exchanges, purchasers normally pay fixed commissions that are generally higher than the negotiated commissions charged in the U.S. In addition, there is generally less government supervision and regulation of securities exchanges, brokers and issuers located in foreign countries than in the U.S.

Settlement Risk. The settlement periods for foreign securities and instruments are often longer than those for securities or obligations of U.S. issuers or instruments denominated in U.S. dollars. Delayed settlement may affect

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the liquidity of a Fund’s holdings. Certain types of securities and other instruments are not traded “delivery versus payment” in certain markets (e.g., government bonds in Russia) meaning that a Fund may deliver securities or instruments before payment is received from the counterparty. In such markets, the Fund may not receive timely payment for securities or other instruments it has delivered and may be subject to increased risk that the counterparty will fail to make payments when due or default completely.

Brady Bonds. Brady bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructurings. Brady bonds have been issued since 1989. In light of the history of defaults of countries issuing Brady bonds on their commercial bank loans, investments in Brady bonds may be viewed as speculative and subject to the same risks as emerging market securities. Brady bonds may be fully or partially collateralized or uncollateralized, are issued in various currencies (but primarily the U.S. dollar) and are actively traded in over-the-counter (“OTC”) secondary markets. Incomplete collateralization of interest or principal payment obligations results in increased credit risk. Dollar-denominated collateralized Brady bonds, which may be either fixed-rate or floating rate bonds, are generally collateralized by U.S. Treasury securities.

Obligations of Supranational Entities. Obligations of supranational entities include securities designated or supported by governmental entities to promote economic reconstruction or development of international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the European Coal and Steel Community, the Asian Development Bank and the Inter-American Development Bank. Each supranational entity’s lending activities are limited to a percentage of its total capital (including “callable capital” contributed by its governmental members at the entity’s call), reserves and net income. There is no assurance that participating governments will be able or willing to honor their commitments to make capital contributions to a supranational entity.

Emerging Market Securities. Investing in companies domiciled in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include: (i) less social, political, and economic stability; (ii) greater illiquidity and price volatility due to smaller or limited local capital markets for such securities, or low non-existent trading volumes; (iii) less scrutiny and regulation by local authorities of the foreign exchanges and broker-dealers; (iv) the seizure or confiscation by local governments of securities held by foreign investors, and the possible suspension or limiting by local governments of an issuer’s ability to make dividend or interest payments; (v) limiting or entirely restricting repatriation of invested capital, profits, and dividends by local governments; (vi) possible local taxation of capital gains, including on a retroactive basis; (vii) the attempt by issuers facing restrictions on dollar or euro payments imposed by local governments to make dividend or interest payments to foreign investors in the local currency; (viii) difficulty in enforcing legal claims related to the securities and/or local judges favoring the interests of the issuer over those of foreign investors; (ix) bankruptcy judgments being paid in the local currency; (x) greater difficulty in determining market valuations of the securities due to limited public information regarding the issuer, and (xi) difficulty of ascertaining the financial health of an issuer due to lax financial reporting on a regular basis, substandard disclosure and differences in accounting standards.

Emerging country securities markets are typically marked by a high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of ownership of such securities by a limited number of investors. Although some emerging markets have become more established and tend to issue securities of higher credit quality, the markets for securities in other emerging countries are in the earliest stages of their development, and these countries issue securities across the credit spectrum. Even the markets for relatively widely traded securities in emerging countries may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the securities markets of developed countries. The limited size of many of these securities markets can cause prices to be erratic for reasons apart from factors that affect the soundness and competitiveness of the securities issuers. For example, prices may be unduly influenced by traders who control large positions in these markets. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity of such markets. The limited liquidity of emerging country securities may also affect a Fund’s ability to accurately value its portfolio securities or to acquire or dispose of securities at the price and time it wishes to do so or in order to meet redemption requests.

Many emerging market countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies which are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets.

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Certain emerging market countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Foreign investment in the securities markets of certain emerging countries is restricted or controlled to varying degrees. These restrictions may limit a Fund’s investment in certain emerging countries and may increase the expenses of the Fund. Certain emerging countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer’s outstanding securities or to a specific class of securities, which may have less advantageous terms (including price) than securities of the company available for purchase by nationals.

Many developing countries lack the social, political, and economic stability characteristic of the U.S. Political instability among emerging market countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars, and religious oppression. Economic instability in emerging market countries may take the form of: (i) high interest rates; (ii) high levels of inflation, including hyperinflation; (iii) high levels of unemployment or underemployment; (iv) changes in government economic and tax policies, including confiscatory taxation; and (v) imposition of trade barriers.

Currencies of emerging market countries are subject to significantly greater risks than currencies of developed countries. Many emerging market countries have experienced steady declines or even sudden devaluations of their currencies relative to the U.S. dollar. Some emerging market currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies.

Some emerging market countries have experienced balance of payment deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions. Future restrictive exchange controls could prevent or restrict a company’s ability to make dividend or interest payments in the original currency of the obligation (usually U.S. dollars). In addition, even though the currencies of some emerging market countries may be convertible into U.S. dollars, the conversion rates may be artificial to their actual market values.

A Fund’s income and, in some cases, capital gains from foreign stocks and securities will be subject to applicable taxation in certain of the countries in which it invests, and treaties between the U.S. and such countries may not be available in some cases to reduce the otherwise applicable tax rates. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Fund remains uninvested and no return is earned on such assets. The inability of the Fund to make intended security purchases or sales due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio securities, in the Fund deeming those securities to be illiquid, or, if the Fund has entered into a contract to sell the securities, in possible liability to the purchaser.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance large public spending programs which cause huge budget deficits. Often, interest payments have become too overwhelming for a government to meet, representing a large percentage of total GDP. These foreign obligations have become the subject of political debate and have served as fuel for political parties of the opposition, which pressure the government not to make payments to foreign creditors, but instead to use these funds for social programs. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations, have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and corporations domiciled in emerging market countries and have negatively affected not only their cost of borrowing, but their ability to borrow in the future as well.

Risks of Particular Markets — Russia. Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Over the past century, Russia has experienced political, social and economic turbulence and has endured decades of communist rule under which the property of tens of millions of its citizens was collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country’s economic reform initiatives have floundered as the proceeds of the International Monetary Fund and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation’s government will abandon the current program of economic reform and replace

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it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed in the Soviet Union. Many of Russia’s businesses have failed to mobilize the available factors of production because the country’s privatization program virtually ensured the predominance of the old management teams that are largely non-market oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, because of less stringent auditing and financial reporting standards that apply to U.S. companies, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies. Stocks of Russian companies also may experience greater price volatility than stocks of U.S. companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in a company’s share register and is normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a Fund to lose ownership of its securities through fraud, negligence, or even mere oversight. While the Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for the Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. A Fund also may experience difficulty in obtaining and/or enforcing judgments in Russia.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers’ ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors face the possibility of further devaluations. In addition, there is a risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. The current economic turmoil in Russia and the effects on the current global economic crisis on the Russian economy may cause flight from the Russian ruble into U.S. dollars and other currencies, which could force the Russian central bank to spend reserves to maintain the value of the ruble. If the Russian central bank falters in its defense of the ruble, there could be additional pressure on Russia’s banks and its currency.

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Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

Sovereign Obligations. Sovereign debt includes investments in securities issued or guaranteed by a foreign sovereign government or its agencies, authorities or political subdivisions. An investment in sovereign debt obligations involves special risks not present in corporate debt obligations. The issuer of the sovereign debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and a Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt, and the Fund’s NAV, may be more volatile than prices of U.S. debt obligations. In the past, certain emerging markets have encountered difficulties in servicing their debt obligations, withheld payments of principal and interest and declared moratoria on the payment of principal and interest on their sovereign debts.

A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by, among other factors, its cash flow situation, the extent of its foreign currency reserves, the availability of sufficient foreign exchange, the relative size of the debt service burden, the sovereign debtor’s policy toward principal international lenders and local political constraints. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies and other entities to reduce principal and interest arrearages on their debt. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance or repay principal or interest when due may result in the cancellation of third-party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debts.

Foreign Currency Transactions. Certain Funds may engage in foreign currency transactions which include the following, some of which also have been described elsewhere in this SAI: options on currencies, currency futures, options on such futures, forward foreign currency transactions, forward rate agreements and currency swaps, caps and floors. Certain Funds may engage in such transactions in both U.S. and non-U.S. markets. To the extent a Fund enters into such transactions in markets other than in the U.S., the Fund may be subject to certain currency, settlement, liquidity, trading and other risks similar to those described above with respect to the Fund’s investments in foreign securities including emerging markets securities. Certain Funds may engage in such transactions to hedge against currency risks, as a substitute for securities in which the Fund invests, to increase or decrease exposure to a foreign currency, to shift exposure from one foreign currency to another, for risk management purposes or to increase income or gain to the Fund. To the extent that a Fund uses foreign currency transactions for hedging purposes, the Fund may hedge either specific transactions or portfolio positions.

While a Fund’s use of hedging strategies is intended to reduce the volatility of the net asset value of Fund shares, the net asset value of the Fund will fluctuate. There can be no assurance that a Fund’s hedging transactions will be effective. Furthermore, a Fund may only engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in currency exchange rates occur.

Certain Funds are authorized to deal in forward foreign exchange between currencies of the different countries in which the Fund will invest and multi-national currency units as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements entered into in the interbank market to purchase or sell one specified currency for another currency at a specified future date (up to one year) and price at the time of the contract.

Transaction Hedging. Generally, when a Fund engages in transaction hedging, it enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund may engage in transaction hedging when it desires to “lock in” the U.S. dollar price (or a non-U.S. dollar currency (“reference currency”)) of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging, a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar or other reference currency and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. Certain Funds reserve the right to purchase and sell foreign currency futures contracts traded in the U.S. and subject to regulation by the Commodity Futures Trading Commission (“CFTC”).

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For transaction hedging purposes, a Fund may also purchase U.S. exchange-listed call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the foreign currency futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

Position Hedging. When engaging in position hedging, a Fund will enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which their portfolio securities are denominated or an increase in the value of currency for securities which a Fund’s Adviser expects to purchase. In connection with the position hedging, the Fund may purchase or sell foreign currency forward contracts or foreign currency on a spot basis. A Fund may purchase U.S. exchange-listed put or call options on foreign currency and foreign currency futures contracts and buy or sell foreign currency futures contracts traded in the U.S. and subject to regulation by the CFTC.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

Forward Foreign Currency Exchange Contracts. Certain Funds may purchase forward foreign currency exchange contracts, sometimes referred to as “currency forwards” (“Forward Contracts”), which involve an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties in an amount and at a price set at the time of the contract. In the case of a cancelable Forward Contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers, so no intermediary is required. A Forward Contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

At the maturity of a Forward Contract, a Fund may either accept or make delivery of the currency specified in the contract or, at or prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Certain Funds may also engage in non-deliverable forwards which are cash settled and which do not involve delivery of the currency specified in the contract. For more information on Non-Deliverable Forwards, see “Non-Deliverable Forwards” below.

Foreign Currency Futures Contracts. Certain Funds may purchase foreign currency futures contracts. Foreign currency futures contracts traded in the U.S. are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange. A Fund may enter into foreign currency futures contracts for hedging purposes and other risk management purposes as defined in CFTC regulations. Certain Funds may also enter into foreign currency futures transactions to increase exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.

At the maturity of a futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. There is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position; in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

For more information on futures contacts, see “Futures Contracts” under the heading “Options and Futures Transactions” below.

Foreign Currency Options. Certain Funds may purchase and sell U.S. exchange-listed and over the counter call and put options on foreign currencies. Such options on foreign currencies operate similarly to options on securities. When a Fund purchases a put option, the Fund has the right but not the obligation to exchange money denominated

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in one currency into another currency at a pre-agreed exchange rate on a specified date. When a Fund sells or writes a call option, the Fund has the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate if the buyer exercises option. Some of the Funds may also purchase and sell non-deliverable currency options (“Non-Deliverable Options”). Non-Deliverable Options are cash-settled, options on foreign currencies (each a “Option Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. Non-Deliverable Options involve an obligation to pay an amount in a deliverable currency (such as U.S. Dollars, Euros, Japanese Yen, or British Pounds Sterling) equal to the difference between the prevailing market exchange rate for the Option Reference Currency and the agreed upon exchange rate (the “Non-Deliverable Option Rate”), with respect to an agreed notional amount. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

A Fund is authorized to purchase or sell listed foreign currency options and currency swap contracts as a short or long hedge against possible variations in foreign exchange rates, as a substitute for securities in which a Fund may invest, and for risk management purposes. Such transactions may be effected with respect to hedges on non-U.S. dollar denominated securities (including securities denominated in the Euro) owned by the Fund, sold by the Fund but not yet delivered, committed or anticipated to be purchased by the Fund, or in transaction or cross-hedging strategies. As an illustration, a Fund may use such techniques to hedge the stated value in U.S. dollars of an investment in a Japanese yen-dominated security. In such circumstances, the Fund may purchase a foreign currency put option enabling it to sell a specified amount of yen for dollars at a specified price by a future date. To the extent the hedge is successful, a loss in the value of the dollar relative to the yen will tend to be offset by an increase in the value of the put option. To offset, in whole or in part, the cost of acquiring such a put option, the Fund also may sell a call option which, if exercised, requires it to sell a specified amount of yen for dollars at a specified price by a future date (a technique called a “collar”). By selling the call option in this illustration, the Fund gives up the opportunity to profit without limit from increases in the relative value of the yen to the dollar. Certain Funds may also enter into foreign currency futures transactions for non-hedging purposes including to increase or decrease exposure to a foreign currency, to shift exposure from one foreign currency to another or to increase income or gain to the Fund.

Certain differences exist among these foreign currency instruments. Foreign currency options provide the holder thereof the right to buy or to sell a currency at a fixed price on a future date. Listed options are third-party contracts (i.e., performance of the parties’ obligations is guaranteed by an exchange or clearing corporation) which are issued by a clearing corporation, traded on an exchange and have standardized strike prices and expiration dates. OTC options are two-party contracts and have negotiated strike prices and expiration dates. Options on futures contracts are traded on boards of trade or futures exchanges. Currency swap contracts are negotiated two-party agreements entered into in the interbank market whereby the parties exchange two foreign currencies at the inception of the contract and agree to reverse the exchange at a specified future time and at a specified exchange rate.

The JPMorgan Emerging Markets Debt Fund may also purchase and sell barrier/”touch” options (“Barrier Options”), including knock-in options (“Knock-In Options”) and knock-out options (“Knock-Out Options”). A Barrier Option is a type of exotic option that gives an investor a payout once the price of the underlying currency reaches or surpasses (or falls below) a predetermined barrier. This type of option allows the buyer of the option to set the position of the barrier, the length of time until expiration and the payout to be received once the barrier is broken. There are two kinds of Knock-In Options, (i) “up and in” and (ii) “down and in”. With Knock-In Options, if the buyer has selected an upper price barrier, and the currency hits that level, the Knock-In Option turns into a more traditional option (“Vanilla Option”) whereby the owner has the right but not the obligation to exchange money denominated in one currency into another currency at a pre-agreed exchange rate on a specified date. This type of Knock-In Option is called “up and in”. The “down and in” Knock-In Option is the same as the “up and in”, except the currency has to reach a lower barrier. Upon hitting the chosen lower price level, the “down and in” Knock-In Option turns into a Vanilla Option. As in the Knock-In Option, there are two kinds of Knock-Out Options, ( i) “up and out” and (ii) “down and out”. However, in a Knock-Out Option, the buyer begins with a Vanilla Option, and if the predetermined price barrier is hit, the Vanilla Option is cancelled and the seller has no further obligation. If the option hits the upper barrier, the option is cancelled and the investor loses the premium paid, thus, “up and out”. If the option hits the lower price barrier, the option is cancelled, thus, “down and out”. Barrier Options usually call for delivery of the underlying currency.

The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of

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foreign currency options, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than those for round lots.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealer or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market.

In addition to writing call options on currencies when a Fund owns the underlying currency, the Funds may also write call options on currencies even if they do not own the underlying currency as long as the Fund segregates cash or liquid assets that, when added to the amounts deposited with a futures commission merchant or a broker as margin, equal the market value of the currency underlying the call option (but not less than the strike price of the call option). The Funds may also cover a written call option by owning a separate call option permitting the Fund to purchase the reference currency at a price no higher than the strike price of the call option sold by the Fund. In addition, a Fund may write a non-deliverable call option if the Fund segregates an amount equal to the current notional value (amount obligated to pay). Netting is generally permitted of long and short positions of a specific country (assuming long and short contracts are similar). If there are securities or currency held in that specific country at least equal to the current notional value of the net currency positions, no segregation is required.

Non-Deliverable Forwards. Some of the Funds may also invest in non-deliverable forwards (“NDFs”). NDFs are cash-settled, short-term forward contracts on foreign currencies (each a “Reference Currency”) that are non-convertible and that may be thinly traded or illiquid. NDFs involve an obligation to pay an amount (the “Settlement Amount”) equal to the difference between the prevailing market exchange rate for the Reference Currency and the agreed upon exchange rate (the “NDF Rate”), with respect to an agreed notional amount. NDFs have a fixing date and a settlement (delivery) date. The fixing date is the date and time at which the difference between the prevailing market exchange rate and the agreed upon exchange rate is calculated. The settlement (delivery) date is the date by which the payment of the Settlement Amount is due to the party receiving payment.

Although NDFs are similar to forward foreign currency exchange contracts, NDFs do not require physical delivery of the Reference Currency on the settlement date. Rather, on the settlement date, the only transfer between the counterparties is the monetary settlement amount representing the difference between the NDF Rate and the prevailing market exchange rate. NDFs typically may have terms from one month up to two years and are settled in U.S. dollars.

NDFs are subject to many of the risks associated with derivatives in general and forward currency transactions including risks associated with fluctuations in foreign currency and the risk that the counterparty will fail to fulfill its obligations. The Funds will segregate or earmark liquid assets in an amount equal to the marked to market, on a daily basis, of the NDF.

The Funds will typically use NDFs for hedging purposes, but may also, use such instruments to increase income or gain. The use of NDFs for hedging or to increase income or gain may not be successful, resulting in losses to the Fund, and the cost of such strategies may reduce the Funds’ respective returns.

Foreign Currency Conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the “spread”) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

Other Foreign Currency Hedging Strategies. New options and futures contracts and other financial products, and various combinations thereof, continue to be developed, and certain Funds may invest in any such options, contracts and products as may be developed to the extent consistent with the Fund’s investment objective and the regulatory requirements applicable to investment companies, and subject to the supervision of the Trust’s Board of Trustees.

Risk Factors in Foreign Currency Transactions. The following is a summary of certain risks associated with foreign currency transactions:

Imperfect Correlation. Foreign currency transactions present certain risks. In particular, the variable degree of correlation between price movements of the instruments used in hedging strategies and price movements in a security being hedged creates the possibility that losses on the hedging transaction may be greater than gains in the value of a Fund’s securities.

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Liquidity. Hedging instruments may not be liquid in all circumstances. As a result, in volatile markets, the Funds may not be able to dispose of or offset a transaction without incurring losses. Although foreign currency transactions used for hedging purposes may reduce the risk of loss due to a decline in the value of the hedged security, at the same time the use of these instruments could tend to limit any potential gain which might result from an increase in the value of such security.

Leverage and Volatility Risk. Derivative instruments, including foreign currency derivatives, may sometimes increase or leverage a Fund’s exposure to a particular market risk. Leverage enhances the price volatility of derivative instruments held by a Fund.

Strategy Risk. Certain Funds may use foreign currency derivatives for hedging as well as non-hedging purposes including to gain or adjust exposure to currencies and securities markets or to increase income or gain to a Fund. There is no guarantee that these strategies will succeed and their use may subject a Fund to greater volatility and loss. Foreign currency transactions involve complex securities transactions that involve risks in addition to direct investments in securities including leverage risk and the risks associated with derivatives in general, currencies, and investments in foreign and emerging markets.

Judgment of the Adviser. Successful use of foreign currency transactions by a Fund depends upon the ability of the applicable Adviser to predict correctly movements in the direction of interest and currency rates and other factors affecting markets for securities. If the expectations of the applicable Adviser are not met, a Fund would be in a worse position than if a foreign currency transaction had not been pursued. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of securities in its portfolio and the price of such securities increases instead, the Fund will lose part or all of the benefit of the increased value of its securities because it will have offsetting losses in its hedging positions. In addition, when utilizing instruments that require variation margin payments, if the Fund has insufficient cash to meet daily variation margin requirements, it may have to sell securities to meet such requirements.

Other Risks. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. Thus, a Fund may have to sell securities at a time when it is disadvantageous to do so.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward contract or futures contract. Accordingly, a Fund may have to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or expects to purchase or sell. Rather, an Adviser may employ these techniques in an effort to maintain an investment portfolio that is relatively neutral to fluctuations in the value of the U.S. dollar relative to major foreign currencies and establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the anticipated devaluation level.

Inverse Floaters and Interest Rate Caps

Inverse floaters are instruments whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index. The market value of an inverse floater will vary inversely with changes in market interest rates and will be more volatile in response to interest rate changes than that of a fixed rate obligation. Interest rate caps are financial instruments under which payments occur if an interest rate index exceeds a certain predetermined interest rate level, known as the cap rate, which is tied to a specific index. These financial products will be more volatile in price than securities which do not include such a structure.

Investment Company Securities and Exchange Traded Funds

Investment Company Securities. A Fund may acquire the securities of other investment companies (“acquired funds”) to the extent permitted under the 1940 Act and consistent with its investment objective and strategies. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its

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pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations. Except as described below, the 1940 Act currently requires that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a fund’s total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a fund.

In addition, Section 17 of the 1940 Act prohibits a Fund from investing in another J.P. Morgan Fund except as permitted by Section 12 of the 1940 Act, by rule, or by exemptive order.

The limitations described above do not apply to investments in money market funds subject to certain conditions. All of the J.P. Morgan Funds may invest in affiliated and unaffiliated money market funds without limit under Rule 12d1-1 of the 1940 Act subject to the acquiring fund’s investment policies and restrictions and the conditions of the Rule.

In addition, the 1940 Act’s limits and restrictions summarized above do not apply to J.P. Morgan Funds that invest in other J.P. Morgan Funds in reliance on Section 12(d)(1)(G) of the 1940 Act, SEC rule, or an exemptive order issued by the SEC (each, a “Fund of Funds”; collectively, “Funds of Funds”). Such Funds of Funds include JPMorgan Investor Funds (the “Investor Funds”), the JPMorgan SmartRetirement Funds and the JPMorgan SmartRetirement Blend Funds (collectively, the “JPMorgan SmartRetirement Funds”), JPMorgan Diversified Real Return Fund, JPMorgan Access Funds, JPMorgan Alternative Strategies Fund, JPMorgan Diversified Fund, and such other J.P. Morgan Funds that invest in other J.P. Morgan Funds in reliance on Section 12(d)(G) of the 1940 Act or the rules issued Section 12.

Section 12(d)(1)(G) of the 1940 Act permits a fund to invest in acquired funds in the “same group of investment companies” (“affiliated funds”), government securities and short-term paper. In addition to the investments permitted by Section 12(d)(1)(G), Rule 12d1-2 permits funds of funds to make investments in addition to affiliated funds under certain circumstances including: (1) unaffiliated investment companies (subject to certain limits), (2) other types of securities (such as stocks, bonds and other securities) not issued by an investment company that are consistent with the fund of fund’s investment policies and (3) affiliated and unaffiliated money market funds. In order to be an eligible investment under Section 12(d)(1)(G), an affiliated fund must have a policy prohibiting it from investing in other funds under Section 12(d)(1)(F) or (G) of the 1940 Act.

In addition to investments permitted by Section 12(d)(1)(G) and Rule 12d1-2, the J.P. Morgan Funds may invest in derivatives pursuant to an exemptive order issued by the SEC. Under the exemptive order, the Funds of Funds are permitted to invest in financial instruments that may not be considered “securities” for purposes of Rule 12d-1 subject to certain conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser to the Funds of Funds are for services that are in addition to, and not duplicative of, the advisory services provided to an underlying fund.

Exchange Traded Funds (“ETFs”). ETFs are pooled investment vehicles whose ownership interests are purchased and sold on a securities exchange. ETFs may be structured investment companies, depositary receipts or other pooled investment vehicles. As shareholders of an ETF, the Funds will bear their pro rata portion of any fees and expenses of the ETFs. Although shares of ETFs are traded on an exchange, shares of certain ETFs may not be redeemable by the ETF. In addition, ETFs may trade at a price below their net asset value (also known as a discount).

Certain Funds may use ETFs to gain exposure to various asset classes and markets or types of strategies and investments By way of example, ETFs may be structured as broad based ETFs that invest in a broad group of stocks from different industries and market sectors; select sector or market ETFs that invest in debt securities from a select sector of the economy, a single industry or related industries; or ETFs that invest in foreign and emerging markets securities. Other types of ETFs continue to be developed and the Fund may invest in them to the extent consistent with such Funds’ investment objectives, policies and restrictions. The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs (e.g., debt securities are subject to risks like credit and interest rate risks; emerging markets securities are subject risks like currency risks and foreign and emerging markets risk; derivatives are subject to leverage and counterparty risk).

ETFs may be actively managed or index-based. Actively managed ETFs are subject to management risk and may not achieve their objective if the ETF’s manager’s expectations regarding particular securities or markets are not met. An index based ETF’s objective is to track the performance of a specified index. Index based ETFs invest in a securities portfolio that includes substantially all of the securities (in substantially the same amount as the

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securities included in the designated index. Because passively managed ETFs are designed to track an index, securities may be purchased, retained and sold at times when an actively managed ETF would not do so. As a result, shareholders of a Fund that invest in such an ETF can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of securities that are heavily weighted in the index than would be the case if ETF were not fully invested in such securities. This risk is increased if a few component securities represent a highly concentrated weighting in the designated index.

Unless permitted by the 1940 Act or an order or rule issued by the SEC (see “Investment Company Securities” above for more information), the Fund’s investments in unaffiliated ETFs that are structured as investment companies as defined in the 1940 Act are subject to certain percentage limitations of the 1940 Act regarding investments in other investment companies. As a general matter, these percentage limitations currently require a Fund to limit its investments in any one issue of ETFs to 5% of the Fund’s total assets and 3% of the outstanding voting securities of the ETF issue. Moreover, a Fund’s investments in all ETFs may not currently exceed 10% of the Fund’s total assets under the 1940 Act, when aggregated with all other investments in investment companies. ETFs that are not structured as investment companies as defined in the 1940 Act are not subject to these percentage limitations.

SEC exemptive orders granted to various iShares funds (which are ETFs) and other ETFs and their investment advisers permit the Funds to invest beyond the 1940 Act limits, subject to certain terms and conditions, including a finding of the Board of Trustees that the advisory fees charged by the Adviser to the Fund are for services that are in addition to, and not duplicative of, the advisory services provided to those ETFs.

Loans.

Some of the Funds may invest in fixed and floating rate loans (“Loans”). Loans may include senior floating rate loans (“Senior Loans”) and secured and unsecured loans, second lien or more junior loans (“Junior Loans”) and bridge loans or bridge facilities (“Bridge Loans”). Loans are typically arranged through private negotiations between borrowers in the U.S. or in foreign or emerging markets which may be corporate issuers or issuers of sovereign debt obligations (“Obligors”) and one or more financial institutions and other lenders (“Lenders”). Generally, the Funds invest in Loans by purchasing assignments of all or a portion of Loans (“Assignments”) or Loan participations (“Participations”) from third parties.

A Fund has direct rights against the Obligor on the Loan when it purchases an Assignment. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by a Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. With respect to Participations, typically, a Fund will have a contractual relationship only with the Lender and not with the Obligor. The agreement governing Participations may limit the rights of a Fund to vote on certain changes which may be made to the Loan agreement, such as waiving a breach of a covenant. However, the holder of a Participation will generally have the right to vote on certain fundamental issues such as changes in principal amount, payment dates and interest rate. Participations may entail certain risks relating to the creditworthiness of the parties from which the participations are obtained.

A Loan is typically originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a group of Loan investors. The Agent typically administers and enforces the Loan on behalf of the other Loan investors in the syndicate. The Agent’s duties may include responsibility for the collection of principal and interest payments from the Obligor and the apportionment of these payments to the credit of all Loan investors. The Agent is also typically responsible for monitoring compliance with the covenants contained in the Loan agreement based upon reports prepared by the Obligor. In addition, an institution, typically but not always the Agent, holds any collateral on behalf of the Loan investors. In the event of a default by the Obligor, it is possible, though unlikely, that the Fund could receive a portion of the borrower’s collateral. If the Fund receives collateral other than cash, any proceeds received from liquidation of such collateral will be available for investment as part of the Fund’s portfolio.

In the process of buying, selling and holding Loans, a Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, commissions and prepayment penalty fees. When a Fund buys or sells a Loan it may pay a fee. In certain circumstances, a Fund may receive a prepayment penalty fee upon prepayment of a Loan.

Additional Information concerning Senior Loans. Senior Loans typically hold the most senior position in the capital structure of the Obligor, are typically secured with specific collateral and have a claim on the assets and/or

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stock of the Obligor that is senior to that held by subordinated debtholders and shareholders of the Obligor. Collateral for Senior Loans may include (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and/or (iv) security interests in shares of stock of subsidiaries or affiliates.

Additional Information concerning Junior Loans. Junior Loans include secured and unsecured loans including subordinated loans, second lien and more junior loans, and bridge loans. Second lien and more junior loans (“Junior Lien Loans”) are generally second or further in line in terms of repayment priority. In addition, Junior Lien Loans may have a claim on the same collateral pool as the first lien or other more senior liens or may be secured by a separate set of assets. Junior Loans generally give investors priority over general unsecured creditors in the event of an asset sale.

Additional Information concerning Bridge Loans. Bridge Loans are short-term loan arrangements (e.g., 12 to 18 months) typically made by an Obligor in anticipation of intermediate-term or long-term permanent financing. Most Bridge Loans are structured as floating-rate debt with step-up provisions under which the interest rate on the Bridge Loan rises the longer the Loan remains outstanding. In addition, Bridge Loans commonly contain a conversion feature that allows the Bridge Loan investor to convert its Loan interest to senior exchange notes if the Loan has not been prepaid in full on or prior to its maturity date. Bridge Loans typically are structured as Senior Loans but may be structured as Junior Loans.

Additional Information concerning Unfunded Commitments. Unfunded commitments are contractual obligations pursuant to which the Fund agrees to invest in a Loan at a future date. Typically, the Fund receives a commitment fee for entering into the Unfunded Commitment.

Additional Information concerning Synthetic Letters of Credit. Loans include synthetic letters of credit. In a synthetic letter of credit transaction, the Lender typically creates a special purpose entity or a credit-linked deposit account for the purpose of funding a letter of credit to the borrower. When a Fund invests in a synthetic letter of credit, the Fund is typically paid a rate based on the Lender’s borrowing costs and the terms of the synthetic letter of credit. Synthetic letters of credit are typically structured as Assignments with the Fund acquiring direct rights against the Obligor.

Additional Information concerning Loan Originations. In addition to investing in loan assignments and participations, the Strategic Income Opportunities Fund may originate Loans in which the Fund would lend money directly to a borrower by investing in limited liability companies or corporations that make loans directly to borrowers. The terms of the Loans are negotiated with borrowers in private transactions. Such Loans would be collateralized, typically with tangible fixed assets such as real property or interests in real property. Such Loans may also include mezzanine loans. Unlike Loans secured by a mortgage on real property, mezzanine loans are collateralized by an equity interest in a special purpose vehicle that owns the real property.

Limitations on Investments in Loan Assignments and Participations. If a government entity is a borrower on a Loan, the Fund will consider the government to be the issuer of an Assignment or Participation for purposes of a Fund’s fundamental investment policy that it will not invest 25% or more of its total assets in securities of issuers conducting their principal business activities in the same industry (i.e., foreign government).

Risk Factors of Loans. Loans are subject to the risks associated with debt obligations in general including interest rate risk, credit risk and market risk. When a Loan is acquired from a Lender, the risk includes the credit risk associated with the Obligor of the underlying Loan. The Fund may incur additional credit risk when the Fund acquires a participation in a Loan from another lender because the Fund must assume the risk of insolvency or bankruptcy of the other lender from which the Loan was acquired. To the extent that Loans involve Obligors in foreign or emerging markets, such Loans are subject to the risks associated with foreign investments or investments in emerging markets in general. The following outlines some of the additional risks associated with Loans.

High Yield Securities Risk. The Loans that a Fund invests in may not be rated by an NRSRO, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. To the extent that such high yield Loans are rated, they typically will be rated below investment grade and are subject to an increased risk of default in the payment of principal and interest as well as the other risks described under “High Yield/High Risk Securities/Junk Bonds.” Loans are vulnerable to market sentiment such that economic conditions or other events may reduce the demand for Loans and cause their value to decline rapidly and unpredictably.

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Liquidity Risk. Although the Funds limit their investments in illiquid securities to no more than 15% of a Fund’s net assets (5% of the total assets for the Money Market Funds) at the time of purchase, Loans that are deemed to be liquid at the time of purchase may become illiquid or less liquid. No active trading market may exist for certain Loans and certain Loans may be subject to restrictions on resale or have a limited secondary market. Certain Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The inability to dispose of certain Loans in a timely fashion or at a favorable price could result in losses to a Fund.

Collateral and Subordination Risk. With respect to Loans that are secured, a Fund is subject to the risk that collateral securing the Loan will decline in value or have no value or that the Fund’s lien is or will become junior in payment to other liens. A decline in value of the collateral, whether as a result of market value declines, bankruptcy proceedings or otherwise, could cause the Loan to be under collateralized or unsecured. In such event, the Fund may have the ability to require that the Obligor pledge additional collateral. The Fund, however, is subject to the risk that the Obligor may not pledge such additional collateral or a sufficient amount of collateral. In some cases, there may be no formal requirement for the Obligor to pledge additional collateral. In addition, collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy an Obligor’s obligation on a Loan. If the Fund were unable to obtain sufficient proceeds upon a liquidation of such assets, this could negatively affect Fund performance.

If an Obligor becomes involved in bankruptcy proceedings, a court may restrict the ability of the Fund to demand immediate repayment of the Loan by Obligor or otherwise liquidate the collateral. A court may also invalidate the Loan or the Fund’s security interest in collateral or subordinate the Fund’s rights under a Senior Loan or Junior Loan to the interest of the Obligor’s other creditors, including unsecured creditors, or cause interest or principal previously paid to be refunded to the Obligor. If a court required interest or principal to be refunded, it could negatively affect Fund performance. Such action by a court could be based, for example, on a “fraudulent conveyance” claim to the effect that the Obligor did not receive fair consideration for granting the security interest in the Loan collateral to a Fund. For Senior Loans made in connection with a highly leveraged transaction, consideration for granting a security interest may be deemed inadequate if the proceeds of the Loan were not received or retained by the Obligor, but were instead paid to other persons (such as shareholders of the Obligor) in an amount which left the Obligor insolvent or without sufficient working capital. There are also other events, such as the failure to perfect a security interest due to faulty documentation or faulty official filings, which could lead to the invalidation of a Fund’s security interest in Loan collateral. If the Fund’s security interest in Loan collateral is invalidated or a Senior Loan were subordinated to other debt of an Obligor in bankruptcy or other proceedings, the Fund would have substantially lower recovery, and perhaps no recovery on the full amount of the principal and interest due on the Loan, or the Fund could have to refund interest. Lenders and investors in Loans can be sued by other creditors and shareholders of the Obligors. Losses can be greater than the original Loan amount and occur years after the principal and interest on the Loan have been repaid.

Agent Risk. Selling Lenders, Agents and other entities who may be positioned between a Fund and the Obligor will likely conduct their principal business activities in the banking, finance and financial services industries. Investments in Loans may be more impacted by a single economic, political or regulatory occurrence affecting such industries than other types of investments. Entities engaged in such industries may be more susceptible to, among other things, fluctuations in interest rates, changes in the Federal Open Market Committee’s monetary policy, government regulations concerning such industries and concerning capital raising activities generally and fluctuations in the financial markets generally. An Agent, Lender or other entity positioned between a Fund and the Obligor may become insolvent or enter FDIC receivership or bankruptcy. The Fund might incur certain costs and delays in realizing payment on a Loan or suffer a loss of principal and/or interest if assets or interests held by the Agent, Lender or other party positioned between the Fund and the Obligor are determined to be subject to the claims of the Agent’s, Lender’s or such other party’s creditors.

Regulatory Changes. To the extent that legislation or state or federal regulators that regulate certain financial institutions impose additional requirements or restrictions with respect to the ability of such institutions to make Loans, particularly in connection with highly leveraged transactions, the availability of Loans for investment may be adversely affected. Furthermore, such legislation or regulation could depress the market value of Loans held by the Fund.

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Inventory Risk. Affiliates of the Adviser may participate in the primary and secondary market for Loans. Because of limitations imposed by applicable law, the presence of the Adviser’s affiliates in the Loan market may restrict a Fund’s ability to acquire some Loans, affect the timing of such acquisition or affect the price at which the Loan is acquired.

Information Risk. There is typically less publicly available information concerning Loans than other types of fixed income investments. As a result, a Fund generally will be dependent on reports and other information provided by the Obligor, either directly or through an Agent, to evaluate the Obligor’s creditworthiness or to determine the Obligor’s compliance with the covenants and other terms of the Loan Agreement. Such reliance may make investments in Loans more susceptible to fraud than other types of investments. In addition, because the Adviser may wish to invest in the publicly traded securities of an Obligor, it may not have access to material non-public information regarding the Obligor to which other Loan investors have access.

Junior Loan Risk. Junior Loans are subject to the same general risks inherent to any Loan investment. Due to their lower place in the Obligor’s capital structure and possible unsecured status, Junior Loans involve a higher degree of overall risk than Senior Loans of the same Obligor. Junior Loans that are Bridge Loans generally carry the expectation that the Obligor will be able to obtain permanent financing in the near future. Any delay in obtaining permanent financing subjects the Bridge Loan investor to increased risk. An Obligor’s use of Bridge Loans also involves the risk that the Obligor may be unable to locate permanent financing to replace the Bridge Loan, which may impair the Obligor’s perceived creditworthiness.

Mezzanine Loan Risk. In addition to the risk factors described above, mezzanine loans are subject to additional risks. Unlike conventional mortgage loans, mezzanine loans are not secured by a mortgage on the underlying real property but rather by a pledge of equity interests (such as a partnership or limited liability company membership) in the property owner or another company in the ownership structures that has control over the property. Such companies are typically structured as special purpose entities. Generally, mezzanine loans may be more highly leveraged than other types of Loans and subordinate in the capital structure of the Obligor. While foreclosure of a mezzanine loan generally takes substantially less time than foreclosure of a traditional mortgage, the holders of a mezzanine loan have different remedies available versus the holder of a first lien mortgage loan. In addition, a sale of the underlying real property would not be unencumbered, and thus would be subject to encumbrances by more senior mortgages and liens of other creditors. Upon foreclosure of a mezzanine loan, the holder of the mezzanine loan acquires an equity interest in the Obligor. However, because of the subordinate nature of a mezzanine loan, the real property continues to be subject to the lien of the mortgage and other liens encumbering the real estate. In the event the holder of a mezzanine loan forecloses on its equity collateral, the holder may need to cure the Obligor’s existing mortgage defaults or, to the extent permissible under the governing agreements, sell the property to pay off other creditors. To the extent that the amount of mortgages and senior indebtedness and liens exceed the value of the real estate, the collateral underlying the mezzanine loan may have little or no value.

Foreclosure Risk. There may be additional costs associated with enforcing a Fund’s remedies under a Loan including additional legal costs and payment of real property transfer taxes upon foreclosure in certain jurisdictions. As a result of these additional costs, the Fund may determine that pursuing foreclosure on the Loan collateral is not worth the associated costs. In addition, if the Fund incurs costs and the collateral loses value or is not recovered by the Fund in foreclosure, the Fund could lose more than its original investment in the Loan. Foreclosure risk is heightened for Junior Loans, including certain mezzanine loans.

Miscellaneous Investment Strategies and Risks

Borrowings. A Fund may borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of a Fund’s assets and may cause a Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. If a Fund utilizes borrowings, for investment purposes or otherwise, it may pledge up to 33 1/3% of its total assets to secure such borrowings. Provisions of the 1940 Act require a Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative or emergency purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

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Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Certain types of investments are considered to be borrowings under precedents issued by the SEC. Such investments are subject to the limitations as well as asset segregation requirements. In addition, each Fund may enter into Interfund Lending Arrangements. Please see “Interfund Lending”.

Commodity-Linked Derivatives. Commodity-linked derivatives are derivative instruments the value of which is linked to the value of a commodity, commodity index or commodity futures contract. A Fund’s investment in commodity-linked derivative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. Use of leveraged commodity-linked derivatives creates the possibility for greater loss (including the likelihood of greater volatility of the Fund’s net asset value), and there can be no assurance that a Fund’s use of leverage will be successful. Tax considerations may limit a Fund’s ability to pursue investments in commodity-linked derivatives.

Exchange-Traded Notes (“ETNs”) are senior, unsecured notes linked to an index. Like ETFs, they may be bought and sold like shares of stock on an exchange. However, ETNs have a different underlying structure. While ETF shares represent an interest in a portfolio of securities, ETNs are structured products that are an obligation of the issuing bank, whereby the bank agrees to pay a return based on the target index less any fees. Essentially, these notes allow individual investors to have access to derivatives linked to commodities and assets such as oil, currencies and foreign stock indexes. ETNs combine certain aspects of bonds and ETFs. Similar to ETFs, ETNs are traded on a major exchange (e.g., the New York Stock Exchange) during normal trading hours. However, investors can also hold the ETN until maturity. At maturity, the issuer pays to the investor a cash amount equal to principal amount, subject to the day’s index factor. ETN returns are based upon the performance of a market index minus applicable fees. ETNs do not make periodic coupon payments and provide no principal protection. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying commodities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying index remaining unchanged. The timing and character of income and gains derived from ETNs is under consideration by the U.S. Treasury and Internal Revenue Service and may also be affected by future legislation.

Impact of Large Redemptions and Purchases of Fund Shares From time to time, shareholders of a Fund (which may include the Adviser or affiliates of the Adviser or accounts for which the Adviser or its affiliates serve as investment adviser or trustee or, for certain Funds, affiliated and/or non-affiliated registered investment companies that invest in a Fund) may make relatively large redemptions or purchases of Fund shares. These transactions may cause the Fund to have to sell securities, or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on the Fund’s performance to the extent that the Fund is required to sell securities or invest cash at times when it would not otherwise do so, which may result in a loss to the Fund. These transactions may result in higher portfolio turnover, accelerate the realization of taxable income if sales of securities resulted in capital gains or other income and increase transaction costs, which may impact the Fund’s expense ratio. To the extent that such transactions result in short-term capital gains, such gains will generally be taxed at the ordinary income tax rate.

Government Intervention in Financial Markets. Events in the financial sector over the past several years have resulted in reduced liquidity in credit and fixed income markets and in an unusually high degree of volatility in the financial markets, both domestically and internationally. While entire markets have been impacted, issuers that have exposure to the real estate, mortgage and credit markets have been particularly affected. These events and the potential for continuing market turbulence may have an adverse effect on the Funds’ investments. It is uncertain how long these conditions will continue.

Recent instability in the financial markets has led governments and regulators around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Governments, their

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regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Funds themselves are regulated. Such legislation or regulation could limit or preclude a Fund’s ability to achieve its investment objective.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.

Interfund Lending. To satisfy redemption requests or to cover unanticipated cash shortfalls, a Fund may enter into lending agreements (“Interfund Lending Agreements”) under which the Fund would lend money and borrow money for temporary purposes directly to and from another J.P. Morgan Fund through a credit facility (“Interfund Loan”), subject to meeting the conditions of an SEC exemptive order granted to the Funds permitting such interfund lending. No Fund may borrow more than the lesser of the amount permitted by Section 18 of the 1940 Act or the amount permitted by its investment limitations. All Interfund Loans will consist only of uninvested cash reserves that the Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding borrowings, any Interfund Loans to the Fund (a) will be at an interest rate equal to or lower than any outstanding bank loan, (b) will be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) will have a maturity no longer than any outstanding bank loan (and in any event not over seven days) and (d) will provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, the event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral) and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund.

A Fund may make an unsecured borrowing through the credit facility if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the Fund has a secured loan outstanding from any other lender, including but not limited to another J.P. Morgan Fund, the Fund’s interfund borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets, the Fund may borrow through the credit facility on a secured basis only. A Fund may not borrow through the credit facility nor from any other source if its total outstanding borrowings immediately after the interfund borrowing would exceed the limits imposed by Section 18 of the 1940 Act.

No Fund may lend to another Fund through the interfund lending credit facility if the loan would cause its aggregate outstanding loans through the credit facility to exceed 15% of the lending Fund’s net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans is limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days. Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another Fund. A delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs.

Master Limited Partnerships. Certain companies are organized as master limited partnerships (“MLPs”) in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects or provide financial services. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund that invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

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The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

New Financial Products. New options and futures contracts and other financial products, and various combinations thereof, including over-the-counter products, continue to be developed. These various products may be used to adjust the risk and return characteristics of certain Funds’ investments. These various products may increase or decrease exposure to security prices, interest rates, commodity prices, or other factors that affect security values, regardless of the issuer’s credit risk. If market conditions do not perform as expected, the performance of a Fund would be less favorable than it would have been if these products were not used. In addition, losses may occur if counterparties involved in transactions do not perform as promised. These products may expose the Fund to potentially greater return as well as potentially greater risk of loss than more traditional fixed income investments.

Private Placements, Restricted Securities and Other Unregistered Securities. Subject to its policy limitation, a Fund may acquire investments that are illiquid or have limited liquidity, such as commercial obligations issued in reliance on the so-called “private placement” exemption from registration afforded by Section 4(2) under the Securities Act of 1933, as amended (the “1933 Act”), and cannot be offered for public sale in the U.S. without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by a Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market. Accordingly the valuation of these securities will reflect any limitations on their liquidity.

A Fund is subject to a risk that should the Fund decide to sell illiquid securities when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected. Where an illiquid security must be registered under the 1933 Act before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.

The Funds may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act and other restricted securities (i.e., other securities subject to restrictions on resale). Section 4(2) commercial paper (“4(2) paper”) is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Funds, that agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in 4(2) paper, thus providing liquidity. The Funds believe that 4(2) paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Funds intend, therefore, to treat restricted securities that meet the liquidity criteria established by the Board of Trustees, including 4(2) paper and Rule 144A Securities, as determined by the Fund’s Adviser, as liquid and not subject to the investment limitation applicable to illiquid securities.

The ability of the Trustees to determine the liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the 1933 Act (“Rule 144A”). Rule 144A is a nonexclusive safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. Rule 144A provides an exemption from registration for resales of otherwise restricted securities to qualified institutional buyers. Rule 144A was expected to further enhance the liquidity of the secondary market for securities eligible for resale. The Funds believe that the Staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees have directed each Fund’s Adviser to consider the following criteria in determining the liquidity of certain restricted securities:

•	the frequency of trades and quotes for the security;

•	the number of dealers willing to purchase or sell the security and the number of other potential buyers;

•	dealer undertakings to make a market in the security; and

•	the nature of the security and the nature of the marketplace trades.

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Certain 4(2) paper programs cannot rely on Rule 144A because, among other things, they were established before the adoption of the rule. However, the Trustees may determine for purposes of the Trust’s liquidity requirements that an issue of 4(2) paper is liquid if the following conditions, which are set forth in a 1994 SEC no-action letter, are met:

•	The 4(2) paper must not be traded flat or in default as to principal or interest;

•

The 4(2) paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, by that NRSRO, or if unrated, is determined by a Fund’s Adviser to be of equivalent quality;

•

The Fund’s Adviser must consider the trading market for the specific security, taking into account all relevant factors, including but not limited to, whether the paper is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in that paper, or whether the paper is administered by a direct issuer pursuant to a direct placement program;

•

The Fund’s Adviser shall monitor the liquidity of the 4(2) paper purchased and shall report to the Board of Trustees promptly if any such securities are no longer determined to be liquid if such determination causes a Fund to hold more than 10% of its net assets in illiquid securities in order for the Board of Trustees to consider what action, if any, should be taken on behalf of the Trust, unless the Fund’s Adviser is able to dispose of illiquid assets in an orderly manner in an amount that reduces the Fund’s holdings of illiquid assets to less than 10% of its net assets; and

•	The Fund’s Adviser shall report to the Board of Trustees on the appropriateness of the purchase and retention of liquid restricted securities under these guidelines no less frequently than quarterly.

Securities Issued in Connection with Reorganizations and Corporate Restructuring. Debt securities may be downgraded and issuers of debt securities including investment grade securities may default in the payment of principal or interest or be subject to bankruptcy proceedings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. A Fund may hold such common stock and other securities even though it does not ordinarily invest in such securities.

Temporary Defensive Positions. To respond to unusual market conditions, all of the Funds may invest their assets in cash or cash equivalents. Cash equivalents are highly liquid, high quality instruments with maturities of three months or less on the date they are purchased (“Cash Equivalents”) for temporary defensive purposes. These investments may result in a lower yield than lower-quality or longer term investments and may prevent the Funds from meeting their investment objectives. The percentage of Fund’s total assets that a Fund may invest in cash or cash equivalents is described in the applicable Fund’s Prospectuses. They include securities issued by the U.S. government, its agencies and instrumentalities, repurchase agreements with maturities of 7 days or less (other than equity repurchase agreements), certificates of deposit, bankers’ acceptances, commercial paper (rated in one of the two highest rating categories), variable rate master demand notes, money market mutual funds, and bank money market deposit accounts.

Mortgage-Related Securities

Mortgages (Directly Held). Mortgages are debt instruments secured by real property. Unlike mortgage-backed securities, which generally represent an interest in a pool of mortgages, direct investments in mortgages involve prepayment and credit risks of an individual issuer and real property. Consequently, these investments require different investment and credit analysis by a Fund’s Adviser.

Directly placed mortgages may include residential mortgages, multifamily mortgages, mortgages on cooperative apartment buildings, commercial mortgages, and sale-leasebacks. These investments are backed by assets such as office buildings, shopping centers, retail stores, warehouses, apartment buildings and single-family dwellings. In the event that a Fund forecloses on any non-performing mortgage, and acquires a direct interest in the real property, such Fund will be subject to the risks generally associated with the ownership of real property. There may be fluctuations in the market value of the foreclosed property and its occupancy rates, rent schedules and operating expenses. There may also be adverse changes in local, regional or general economic conditions, deterioration of the real estate market and the financial circumstances of tenants and sellers, unfavorable changes in zoning, building, environmental and other laws, increased real property taxes, rising interest rates, reduced availability and increased cost of mortgage borrowings, the need for unanticipated renovations, unexpected

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increases in the cost of energy, environmental factors, acts of God and other factors which are beyond the control of a Fund or the Fund’s Adviser. Hazardous or toxic substances may be present on, at or under the mortgaged property and adversely affect the value of the property. In addition, the owners of property containing such substances may be held responsible, under various laws, for containing, monitoring, removing or cleaning up such substances. The presence of such substances may also provide a basis for other claims by third parties. Costs of clean up or of liabilities to third parties may exceed the value of the property. In addition, these risks may be uninsurable. In light of these and similar risks, it may be impossible to dispose profitably of properties in foreclosure.

Mortgage-Backed Securities (CMOs and REMICs). Mortgage-backed securities include collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduits (“REMICs”). A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages principally secured by interests in real property and other permitted investments.

Mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by:

•	various governmental agencies such as the Government National Mortgage Association (“Ginnie Mae”);

•	organizations such as the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”); and

•

non-governmental issuers such as commercial banks, savings and loan institutions, mortgage bankers, and private mortgage insurance companies (non-governmental mortgage securities cannot be treated as U.S. government securities for purposes of investment policies).

There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-related securities and among the securities that they issue.

Ginnie Mae Securities. Mortgage-related securities issued by Ginnie Mae include Ginnie Mae Mortgage Pass-Through Certificates which are guaranteed as to the timely payment of principal and interest by Ginnie Mae. Ginnie Mae’s guarantee is backed by the full faith and credit of the U.S. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae certificates also are supported by the authority of Ginnie Mae to borrow funds from the U.S. Treasury to make payments under its guarantee.

Fannie Mae Securities. Mortgage-related securities issued by Fannie Mae include Fannie Mae Guaranteed Mortgage Pass-Through Certificates which are solely the obligations of Fannie Mae and are not backed by or entitled to the full faith and credit of the U.S. Fannie Mae is a government-sponsored organization owned entirely by private stockholders. Fannie Mae Certificates are guaranteed as to timely payment of the principal and interest by Fannie Mae.

Freddie Mac Securities. Mortgage-related securities issued by Freddie Mac include Freddie Mac Mortgage Participation Certificates. Freddie Mac is a corporate instrumentality of the U.S., created pursuant to an Act of Congress, which is owned by private stockholders. Freddie Mac Certificates are not guaranteed by the U.S. or by any Federal Home Loan Bank and do not constitute a debt or obligation of the U.S. or of any Federal Home Loan Bank. Freddie Mac Certificates entitle the holder to timely payment of interest, which is guaranteed by Freddie Mac. Freddie Mac guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When Freddie Mac does not guarantee timely payment of principal, Freddie Mac may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

For more information on recent events impacting Fannie Mae and Freddie Mac securities, see “Recent Events Regarding Fannie Mae and Freddie Mac Securities” under the heading “Risk Factors of Mortgage-Related Securities” below.

CMOs and guaranteed REMIC pass-through certificates (“REMIC Certificates”) issued by Fannie Mae, Freddie Mac, Ginnie Mae and private issuers are types of multiple class pass-through securities. Investors may purchase beneficial interests in REMICs, which are known as “regular” interests or “residual” interests. The Funds do not currently intend to purchase residual interests in REMICs. The REMIC Certificates represent beneficial ownership interests in a REMIC Trust, generally consisting of mortgage loans or Fannie Mae, Freddie Mac or Ginnie Mae guaranteed mortgage pass-through certificates (the “Mortgage Assets”). The obligations of Fannie Mae, Freddie Mac or Ginnie Mae under their respective guaranty of the REMIC Certificates are obligations solely of Fannie Mae, Freddie Mac or Ginnie Mae, respectively.

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Fannie Mae REMIC Certificates. Fannie Mae REMIC Certificates are issued and guaranteed as to timely distribution of principal and interest by Fannie Mae. In addition, Fannie Mae will be obligated to distribute the principal balance of each class of REMIC Certificates in full, whether or not sufficient funds are otherwise available.

Freddie Mac REMIC Certificates. Freddie Mac guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates (“PCs”). PCs represent undivided interests in specified residential mortgages or participation therein purchased by Freddie Mac and placed in a PC pool. With respect to principal payments on PCs, Freddie Mac generally guarantees ultimate collection of all principal of the related mortgage loans without offset or deduction. Freddie Mac also guarantees timely payment of principal on certain PCs referred to as “Gold PCs.”

Ginnie Mae REMIC Certificates. Ginnie Mae guarantees the full and timely payment of interest and principal on each class of securities (in accordance with the terms of those classes as specified in the related offering circular supplement). The Ginnie Mae guarantee is backed by the full faith and credit of the U.S.

REMIC Certificates issued by Fannie Mae, Freddie Mac and Ginnie Mae are treated as U.S. Government securities for purposes of investment policies.

CMOs and REMIC Certificates provide for the redistribution of cash flow to multiple classes. Each class of CMOs or REMIC Certificates, often referred to as a “tranche,” is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. This reallocation of interest and principal results in the redistribution of prepayment risk across different classes. This allows for the creation of bonds with more or less risk than the underlying collateral exhibits. Principal prepayments on the mortgage loans or the Mortgage Assets underlying the CMOs or REMIC Certificates may cause some or all of the classes of CMOs or REMIC Certificates to be retired substantially earlier than their final distribution dates. Generally, interest is paid or accrues on all classes of CMOs or REMIC Certificates on a monthly basis.

The principal of and interest on the Mortgage Assets may be allocated among the several classes of CMOs or REMIC Certificates in various ways. In certain structures (known as “sequential pay” CMOs or REMIC Certificates), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of CMOs or REMIC Certificates in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs or REMIC Certificates until all other classes having an earlier final distribution date have been paid in full.

Additional structures of CMOs and REMIC Certificates include, among others, principal only structures, interest only structures, inverse floaters and “parallel pay” CMOs and REMIC Certificates. Certain of these structures may be more volatile than other types of CMO and REMIC structures. Parallel pay CMOs or REMIC Certificates are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

A wide variety of REMIC Certificates may be issued in the parallel pay or sequential pay structures. These securities include accrual certificates (also known as “Z-Bonds”), which only accrue interest at a specified rate until all other certificates having an earlier final distribution date have been retired and are converted thereafter to an interest-paying security, and planned amortization class (“PAC”) certificates, which are parallel pay REMIC Certificates which generally require that specified amounts of principal be applied on each payment date to one or more classes of REMIC Certificates (the “PAC Certificates”), even though all other principal payments and prepayments of the Mortgage Assets are then required to be applied to one or more other classes of the certificates. The scheduled principal payments for the PAC Certificates generally have the highest priority on each payment date after interest due has been paid to all classes entitled to receive interest currently. Shortfalls, if any, are added to the amount of principal payable on the next payment date. The PAC Certificate payment schedule is taken into account in calculating the final distribution date of each class of PAC. In order to create PAC tranches, one or more tranches generally must be created that absorb most of the volatility in the underlying Mortgage Assets. These tranches tend to have market prices and yields that are much more volatile than the PAC classes. The Z-Bonds in which the Funds may invest may bear the same non-credit-related risks as do other types of Z-Bonds. Z-Bonds in which the Fund may invest will not include residual interest.

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Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Mortgage TBAs. The Fund may invest in mortgage pass-through securities eligible to be sold in the “to-be-announced” or TBA market (Mortgage TBAs). Mortgage TBAs provide for the forward or delayed delivery of the underlying instrument with settlement up to 180 days. The term TBA comes from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made, but rather is generally announced 48 hours before the settlement date. Mortgage TBAs are subject to the risks described in the “When-Issued Securities, Delayed Delivery Securities and Forward Commitments” section.

Mortgage Dollar Rolls. In a mortgage dollar roll transaction, one party sells mortgage-backed securities, principally Mortgage TBAs, for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. When a Fund enters into mortgage dollar rolls, the Fund will earmark and reserve until the settlement date Fund assets, in cash or liquid securities, in an amount equal to the forward purchase price. During the period between the sale and repurchase in a mortgage dollar roll transaction, the Fund will not be entitled to receive interest and principal payments on securities sold. Losses may arise due to changes in the value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the Fund’s right to repurchase or sell securities may be limited. Mortgage dollar rolls may be subject to leverage risks. In addition, mortgage dollar rolls may increase interest rate risk and result in an increased portfolio turnover rate which increases costs and may increase taxable gains. The benefits of mortgage dollar rolls may depend upon a Fund’s Adviser’s ability to predict mortgage prepayments and interest rates. There is no assurance that mortgage dollar rolls can be successfully employed. For purposes of diversification and investment limitations, mortgage dollar rolls are considered to be mortgage-backed securities.

Stripped Mortgage-Backed Securities. Stripped Mortgage-Backed Securities (“SMBS”) are derivative multi-class mortgage securities issued outside the REMIC or CMO structure. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will have one class receiving all of the interest from the mortgage assets (“IOs”), while the other class will receive all of the principal (“POs”). Mortgage IOs receive monthly interest payments based upon a notional amount that declines over time as a result of the normal monthly amortization and unscheduled prepayments of principal on the associated mortgage POs.

In addition to the risks applicable to Mortgage-Related Securities in general, SMBS are subject to the following additional risks:

Prepayment/Interest Rate Sensitivity. SMBS are extremely sensitive to changes in prepayments and interest rates. Even though these securities have been guaranteed by an agency or instrumentality of the U.S. government, under certain interest rate or prepayment rate scenarios, the Funds may lose money on investments in SMBS.

Interest Only SMBS. Changes in prepayment rates can cause the return on investment in IOs to be highly volatile. Under extremely high prepayment conditions, IOs can incur significant losses.

Principal Only SMBS. POs are bought at a discount to the ultimate principal repayment value. The rate of return on a PO will vary with prepayments, rising as prepayments increase and falling as prepayments decrease. Generally, the market value of these securities is unusually volatile in response to changes in interest rates.

Yield Characteristics. Although SMBS may yield more than other mortgage-backed securities, their cash flow patterns are more volatile and there is a greater risk that any premium paid will not be fully recouped. A Fund’s Adviser will seek to manage these risks (and potential benefits) by investing in a variety of such securities and by using certain analytical and hedging techniques.

Adjustable Rate Mortgage Loans. Certain Funds may invest in adjustable rate mortgage loans (“ARMs”). ARMs eligible for inclusion in a mortgage pool will generally provide for a fixed initial mortgage interest rate for a specified period of time. Thereafter, the interest rates (the “Mortgage Interest Rates”) may be subject to periodic adjustment based on changes in the applicable index rate (the “Index Rate”). The adjusted rate would be equal to the Index Rate plus a gross margin, which is a fixed percentage spread over the Index Rate established for each ARM at the time of its origination.

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Adjustable interest rates can cause payment increases that some borrowers may find difficult to make. However, certain ARMs may provide that the Mortgage Interest Rate may not be adjusted to a rate above an applicable lifetime maximum rate or below an applicable lifetime minimum rate for such ARM. Certain ARMs may also be subject to limitations on the maximum amount by which the Mortgage Interest Rate may adjust for any single adjustment period (the “Maximum Adjustment”). Other ARMs (“Negatively Amortizing ARMs”) may provide instead or as well for limitations on changes in the monthly payment on such ARMs. Limitations on monthly payments can result in monthly payments which are greater or less than the amount necessary to amortize a Negatively Amortizing ARM by its maturity at the Mortgage Interest Rate in effect in any particular month. In the event that a monthly payment is not sufficient to pay the interest accruing on a Negatively Amortizing ARM, any such excess interest is added to the principal balance of the loan, causing negative amortization and will be repaid through future monthly payments. It may take borrowers under Negatively Amortizing ARMs longer periods of time to achieve equity and may increase the likelihood of default by such borrowers. In the event that a monthly payment exceeds the sum of the interest accrued at the applicable Mortgage Interest Rate and the principal payment which would have been necessary to amortize the outstanding principal balance over the remaining term of the loan, the excess (or “accelerated amortization”) further reduces the principal balance of the ARM. Negatively Amortizing ARMs do not provide for the extension of their original maturity to accommodate changes in their Mortgage Interest Rate. As a result, unless there is a periodic recalculation of the payment amount (which there generally is), the final payment may be substantially larger than the other payments. These limitations on periodic increases in interest rates and on changes in monthly payments protect borrowers from unlimited interest rate and payment increases.

Certain ARMs may provide for periodic adjustments of scheduled payments in order to amortize fully the mortgage loan by its stated maturity. Other ARMs may permit their stated maturity to be extended or shortened in accordance with the portion of each payment that is applied to interest as affected by the periodic interest rate adjustments.

There are two main categories of indices which provide the basis for rate adjustments on ARMs: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity Treasury bill rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month, three-month, six-month or one-year London InterBank Offered Rate (“LIBOR”), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds index, tend to lag behind changes in market rate levels and tend to be somewhat less volatile. The degree of volatility in the market value of the Fund’s portfolio and therefore in the net asset value of the Fund’s shares will be a function of the length of the interest rate reset periods and the degree of volatility in the applicable indices.

In general, changes in both prepayment rates and interest rates will change the yield on Mortgage-Backed Securities. The rate of principal prepayments with respect to ARMs has fluctuated in recent years. As is the case with fixed mortgage loans, ARMs may be subject to a greater rate of principal prepayments in a declining interest rate environment. For example, if prevailing interest rates fall significantly, ARMs could be subject to higher prepayment rates than if prevailing interest rates remain constant because the availability of fixed rate mortgage loans at competitive interest rates may encourage mortgagors to refinance their ARMs to “lock-in” a lower fixed interest rate. Conversely, if prevailing interest rates rise significantly, ARMs may prepay at lower rates than if prevailing rates remain at or below those in effect at the time such ARMs were originated. As with fixed rate mortgages, there can be no certainty as to the rate of prepayments on the ARMs in either stable or changing interest rate environments. In addition, there can be no certainty as to whether increases in the principal balances of the ARMs due to the addition of deferred interest may result in a default rate higher than that on ARMs that do not provide for negative amortization.

Other factors affecting prepayment of ARMs include changes in mortgagors’ housing needs, job transfers, unemployment, mortgagors’ net equity in the mortgage properties and servicing decisions.

Risk Factors of Mortgage-Related Securities. The following is a summary of certain risks associated with Mortgage-Related Securities:

Guarantor Risk. There can be no assurance that the U.S. government would provide financial support to Fannie Mae or Freddie Mac if necessary in the future. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.

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Interest Rate Sensitivity. If a Fund purchases a mortgage-related security at a premium, that portion may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates. Although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true since in periods of declining interest rates the mortgages underlying the securities are prone to prepayment. For this and other reasons, a mortgage-related security’s stated maturity may be shortened by unscheduled prepayments on the underlying mortgages and, therefore, it is not possible to predict accurately the security’s return to the Fund. In addition, regular payments received in respect of mortgage-related securities include both interest and principal. No assurance can be given as to the return the Fund will receive when these amounts are reinvested.

Market Value. The market value of the Fund’s adjustable rate Mortgage-Backed Securities may be adversely affected if interest rates increase faster than the rates of interest payable on such securities or by the adjustable rate mortgage loans underlying such securities. Furthermore, adjustable rate Mortgage-Backed Securities or the mortgage loans underlying such securities may contain provisions limiting the amount by which rates may be adjusted upward and downward and may limit the amount by which monthly payments may be increased or decreased to accommodate upward and downward adjustments in interest rates. When the market value of the properties underlying the Mortgage-Backed Securities suffer broad declines on a regional or national level, the values of the corresponding Mortgage-Backed Securities or Mortgage-Backed Securities as a whole, may be adversely affected as well.

Prepayments. Adjustable rate Mortgage-Backed Securities have less potential for capital appreciation than fixed rate Mortgage-Backed Securities because their coupon rates will decline in response to market interest rate declines. The market value of fixed rate Mortgage-Backed Securities may be adversely affected as a result of increases in interest rates and, because of the risk of unscheduled principal prepayments, may benefit less than other fixed rate securities of similar maturity from declining interest rates. Finally, to the extent Mortgage-Backed Securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the Fund’s principal investment to the extent of the premium paid. On the other hand, if such securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income.

Yield Characteristics. The yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments, usually monthly, and the possibility that prepayments of principal may be made at any time. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. As with fixed rate mortgage loans, adjustable rate mortgage loans may be subject to a greater prepayment rate in a declining interest rate environment. The yields to maturity of the Mortgage-Backed Securities in which the Funds invest will be affected by the actual rate of payment (including prepayments) of principal of the underlying mortgage loans. The mortgage loans underlying such securities generally may be prepaid at any time without penalty. In a fluctuating interest rate environment, a predominant factor affecting the prepayment rate on a pool of mortgage loans is the difference between the interest rates on the mortgage loans and prevailing mortgage loan interest rates taking into account the cost of any refinancing. In general, if mortgage loan interest rates fall sufficiently below the interest rates on fixed rate mortgage loans underlying mortgage pass-through securities, the rate of prepayment would be expected to increase. Conversely, if mortgage loan interest rates rise above the interest rates on the fixed rate mortgage loans underlying the mortgage pass-through securities, the rate of prepayment may be expected to decrease.

Recent Events Regarding Fannie Mae and Freddie Mac Securities. On September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to Fannie Mae and Freddie Mac and the assets of Fannie Mae and Freddie Mac. FHFA selected a new chief executive officer and chairman of the board of directors for each of Fannie Mae and Freddie Mac. On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement with each of Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury will purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each enterprise. This agreement contains various covenants, discussed below, that severely limit each enterprise’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each enterprise’s senior preferred stock and warrants to purchase 79.9% of each enterprise’s common stock. Second, the

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U.S. Treasury announced the creation of a new secured lending facility which is available to each of Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by each of Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program expired in December 2009. Fannie Mae and Freddie Mac are continuing to operate as going concerns while in conservatorship and each remain liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities. The liquidity backstop and the Senior Preferred Stock Purchase Agreement were both intended to enhance each of Fannie Mae’s and Freddie Mac’s ability to meet its obligations.

Under the Federal Housing Finance Regulatory Reform Act of 2008 (the “Reform Act”), which was included as part of the Housing and Economic Recovery Act of 2008, FHFA, as conservator or receiver, has the power to repudiate any contract entered into by Fannie Mae or Freddie Mac prior to FHFA’s appointment as conservator or receiver, as applicable, if FHFA determines, in its sole discretion, that performance of the contract is burdensome and that repudiation of the contract promotes the orderly administration of Fannie Mae’s or Freddie Mac’s affairs. The Reform Act requires FHFA to exercise its right to repudiate any contract within a reasonable period of time after its appointment as conservator or receiver. FHFA, in its capacity as conservator, has indicated that it has no intention to repudiate the guaranty obligations of Fannie Mae or Freddie Mac because FHFA views repudiation as incompatible with the goals of the conservatorship. However, in the event that FHFA, as conservator or if it is later appointed as receiver for Fannie Mae or Freddie Mac, were to repudiate any such guaranty obligation, the conservatorship or receivership estate, as applicable, would be liable for actual direct compensatory damages in accordance with the provisions of the Reform Act. Any such liability could be satisfied only to the extent of Fannie Mae’s or Freddie Mac’s assets available therefor. In the event of repudiation, the payments of interest to holders of Fannie Mae or Freddie Mac mortgage-backed securities would be reduced if payments on the mortgage loans represented in the mortgage loan groups related to such mortgage-backed securities are not made by the borrowers or advanced by the servicer. Any actual direct compensatory damages for repudiating these guaranty obligations may not be sufficient to offset any shortfalls experienced by such mortgage-backed security holders. Further, in its capacity as conservator or receiver, FHFA has the right to transfer or sell any asset or liability of Fannie Mae or Freddie Mac without any approval, assignment or consent. Although FHFA has stated that it has no present intention to do so, if FHFA, as conservator or receiver, were to transfer any such guaranty obligation to another party, holders of Fannie Mae or Freddie Mac mortgage-backed securities would have to rely on that party for satisfaction of the guaranty obligation and would be exposed to the credit risk of that party.

In addition, certain rights provided to holders of mortgage-backed securities issued by Fannie Mae and Freddie Mac under the operative documents related to such securities may not be enforced against FHFA, or enforcement of such rights may be delayed, during the conservatorship or any future receivership. The operative documents for Fannie Mae and Freddie Mac mortgage-backed securities may provide (or with respect to securities issued prior to the date of the appointment of the conservator may have provided) that upon the occurrence of an event of default on the part of Fannie Mae or Freddie Mac, in its capacity as guarantor, which includes the appointment of a conservator or receiver, holders of such mortgage-backed securities have the right to replace Fannie Mae or Freddie Mac as trustee if the requisite percentage of mortgage-backed securities holders consent. The Reform Act prevents mortgage-backed security holders from enforcing such rights if the event of default arises solely because a conservator or receiver has been appointed. The Reform Act also provides that no person may exercise any right or power to terminate, accelerate or declare an event of default under certain contracts to which Fannie Mae or Freddie Mac is a party, or obtain possession of or exercise control over any property of Fannie Mae or Freddie Mac, or affect any contractual rights of Fannie Mae or Freddie Mac, without the approval of FHFA, as conservator or receiver, for a period of 45 or 90 days following the appointment of FHFA as conservator or receiver, respectively.

The conditions attached to the financial contribution made by the Treasury to Freddie Mac and Fannie Mae and the issuance of senior preferred stock place significant restrictions on the activities of Freddie Mac and Fannie Mae. Freddie Mac and Fannie Mae must obtain the consent of the Treasury to, among other things, (i) make any payment to purchase or redeem its capital stock or pay any dividend other than in respect of the senior preferred stock, (ii) issue capital stock of any kind, (iii) terminate the conservatorship of the FHFA except in connection with a receivership, or (iv) increase its debt beyond certain specified levels. In addition, significant restrictions are placed on the maximum size of each of Freddie Mac’s and Fannie Mae’s respective portfolios of mortgages and mortgage-backed securities, and the purchase agreements entered into by Freddie Mac and Fannie Mae provide that the maximum size of their portfolios of these assets must decrease by a specified percentage each year. The future status and role of Freddie Mac and Fannie Mae could be impacted by (among other things) the actions taken and restrictions placed on Freddie Mac and Fannie Mae by the FHFA in is role as conservator, the restrictions placed on

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Freddie Mac’s and Fannie Mae’s operations and activities as a result of the senior preferred stock investment made by the U.S. Treasury, market responses to developments at Freddie Mac and Fannie Mac, and future legislative and regulatory action that alters the operations, ownership, structure and/or mission of these institutions, each of which may, in turn, impact the value of, and cash flows on, any mortgage-backed securities guaranteed by Freddie Mac and Fannie Mae, including any such mortgage-backed securities held by a Fund.

Municipal Securities

Municipal Securities are issued to obtain funds for a wide variety of reasons. For example, municipal securities may be issued to obtain funding for the construction of a wide range of public facilities such as:

1.	bridges;

2.	highways;

3.	roads;

4.	schools;

5.	waterworks and sewer systems; and

6.	other utilities.

Other public purposes for which Municipal Securities may be issued include:

1.	refunding outstanding obligations;

2.	obtaining funds for general operating expenses; and

3.	obtaining funds to lend to other public institutions and facilities.

In addition, certain debt obligations known as “Private Activity Bonds” may be issued by or on behalf of municipalities and public authorities to obtain funds to provide:

1.	water, sewage and solid waste facilities;

2.	qualified residential rental projects;

3.	certain local electric, gas and other heating or cooling facilities;

4.	qualified hazardous waste facilities;

5.	high-speed intercity rail facilities;

6.	governmentally-owned airports, docks and wharves and mass transportation facilities;

7.	qualified mortgages;

8.	student loan and redevelopment bonds; and

9.	bonds used for certain organizations exempt from Federal income taxation.

Certain debt obligations known as “Industrial Development Bonds” under prior Federal tax law may have been issued by or on behalf of public authorities to obtain funds to provide:

1.	privately operated housing facilities;

2.	sports facilities;

3.	industrial parks;

4.	convention or trade show facilities;

5.	airport, mass transit, port or parking facilities;

6.	air or water pollution control facilities;

7.	sewage or solid waste disposal facilities; and

8.	facilities for water supply.

Other private activity bonds and industrial development bonds issued to fund the construction, improvement, equipment or repair of privately-operated industrial, distribution, research, or commercial facilities may also be

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Municipal Securities, however the size of such issues is limited under current and prior Federal tax law. The aggregate amount of most private activity bonds and industrial development bonds is limited (except in the case of certain types of facilities) under Federal tax law by an annual “volume cap.” The volume cap limits the annual aggregate principal amount of such obligations issued by or on behalf of all governmental instrumentalities in the state.

The two principal classifications of Municipal Securities consist of “general obligation” and “limited” (or revenue) issues. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from the issuer’s general unrestricted revenues and not from any particular fund or source. The characteristics and method of enforcement of general obligation bonds vary according to the law applicable to the particular issuer, and payment may be dependent upon appropriation by the issuer’s legislative body. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Private activity bonds and industrial development bonds generally are revenue bonds and thus not payable from the unrestricted revenues of the issuer. The credit and quality of such bonds is generally related to the credit of the bank selected to provide the letter of credit underlying the bond. Payment of principal of and interest on industrial development revenue bonds is the responsibility of the corporate user (and any guarantor).

The Funds may also acquire “moral obligation” issues, which are normally issued by special purpose authorities, and in other tax-exempt investments including pollution control bonds and tax-exempt commercial paper. Each Fund that may purchase municipal bonds may purchase:

1.	Short-term tax-exempt General Obligations Notes;

2.	Tax Anticipation Notes;

3.	Bond Anticipation Notes;

4.	Revenue Anticipation Notes;

5.	Project Notes; and

6.	Other forms of short-term tax-exempt loans.

Such notes are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements, or other revenues. Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the U.S. through agreements with the issuing authority which provide that, if required, the Federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

There are, of course, variations in the quality of Municipal Securities, both within a particular classification and between classifications. Also, the yields on Municipal Securities depend upon a variety of factors, including:

1.	general money market conditions;

2.	coupon rate;

3.	the financial condition of the issuer;

4.	general conditions of the municipal bond market;

5.	the size of a particular offering;

6.	the maturity of the obligations; and

7.	the rating of the issue.

The ratings of Moody’s and S&P represent their opinions as to the quality of Municipal Securities. However, ratings are general and are not absolute standards of quality. Municipal Securities with the same maturity, interest rate and rating may have different yields while Municipal Securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Fund. The Adviser will consider such an event in determining whether the Fund should continue to hold the obligations.

Municipal Securities may include obligations of municipal housing authorities and single-family mortgage revenue bonds. Weaknesses in Federal housing subsidy programs and their administration may result in a decrease

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of subsidies available for payment of principal and interest on housing authority bonds. Economic developments, including fluctuations in interest rates and increasing construction and operating costs, may also adversely impact revenues of housing authorities. In the case of some housing authorities, inability to obtain additional financing could also reduce revenues available to pay existing obligations.

Single-family mortgage revenue bonds are subject to extraordinary mandatory redemption at par in whole or in part from the proceeds derived from prepayments of underlying mortgage loans and also from the unused proceeds of the issue within a stated period which may be within a year from the date of issue.

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. Municipal leases may be considered to be illiquid. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. The Board of Trustees is responsible for determining the credit quality of unrated municipal leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled.

Premium Securities. During a period of declining interest rates, many Municipal Securities in which the Funds invest likely will bear coupon rates higher than current market rates, regardless of whether the securities were initially purchased at a premium.

Risk Factors in Municipal Securities. The following is a summary of certain risks associated with Municipal Securities

Tax Risk. The Code imposes certain continuing requirements on issuers of tax-exempt bonds regarding the use, expenditure and investment of bond proceeds and the payment of rebates to the U.S. Failure by the issuer to comply subsequent to the issuance of tax-exempt bonds with certain of these requirements could cause interest on the bonds to become includable in gross income retroactive to the date of issuance.

Housing Authority Tax Risk. The exclusion from gross income for Federal income tax purposes for certain housing authority bonds depends on qualification under relevant provisions of the Code and on other provisions of Federal law. These provisions of Federal law contain requirements relating to the cost and location of the residences financed with the proceeds of the single-family mortgage bonds and the income levels of tenants of the rental projects financed with the proceeds of the multi-family housing bonds. Typically, the issuers of the bonds, and other parties, including the originators and servicers of the single-family mortgages and the owners of the rental projects financed with the multi-family housing bonds, covenant to meet these requirements. However, there is no assurance that the requirements will be met. If such requirements are not met:

•	the interest on the bonds may become taxable, possibly retroactively from the date of issuance;

•	the value of the bonds may be reduced;

•	you and other Shareholders may be subject to unanticipated tax liabilities;

•	a Fund may be required to sell the bonds at the reduced value;

•	it may be an event of default under the applicable mortgage;

•	the holder may be permitted to accelerate payment of the bond; and

•	the issuer may be required to redeem the bond.

In addition, if the mortgage securing the bonds is insured by the Federal Housing Administration (“FHA”), the consent of the FHA may be required before insurance proceeds would become payable.

Information Risk. Information about the financial condition of issuers of Municipal Securities may be less available than that of corporations having a class of securities registered under the SEC.

State and Federal Laws. An issuer’s obligations under its Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. These laws may extend the time for payment of principal or interest, or restrict the Fund’s ability to collect payments due on Municipal Securities. In addition, recent amendments to some statutes governing security interests (e.g., Revised Article 9 of the Uniform Commercial Code (“UCC”)) change the way in which security interests and liens securing Municipal Securities are perfected. These amendments may have an adverse impact on existing Municipal Securities (particularly issues of Municipal Securities that do not have a corporate trustee who is responsible for filing UCC financing statements to continue the security interest or lien).

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Litigation and Current Developments. Litigation or other conditions may materially and adversely affect the power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Securities. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for tax-exempt obligations, or may materially affect the credit risk with respect to particular bonds or notes. Adverse economic, business, legal or political developments might affect all or a substantial portion of a Fund’s Municipal Securities in the same manner.

New Legislation. From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on tax exempt bonds, and similar proposals may be introduced in the future. The Supreme Court has held that Congress has the constitutional authority to enact such legislation. It is not possible to determine what effect the adoption of such proposals could have on (i) the availability of Municipal Securities for investment by the Funds, and (ii) the value of the investment portfolios of the Funds.

Limitations on the Use of Municipal Securities. Certain Funds may invest in Municipal Securities if the Adviser determines that such Municipal Securities offer attractive yields. The Funds may invest in Municipal Securities either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on Municipal Securities, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related Municipal Securities will to the same extent as interest on such Municipal Securities be exempt from federal income tax and state income tax (where applicable) and not treated as a preference item for individuals for purposes of the federal alternative minimum tax. The Funds may also invest in Municipal Securities by purchasing from banks participation interests in all or part of specific holdings of Municipal Securities. Such participation interests may be backed in whole or in part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from a Fund in connection with the arrangement.

Each Fund will limit its investment in municipal leases to no more than 5% of its total assets.

Options and Futures Transactions

A Fund may purchase and sell (a) exchange traded and OTC put and call options on securities, indexes of securities and futures contracts on securities and indexes of securities and (b) futures contracts on securities and indexes of securities. Each of these instruments is a derivative instrument as its value derives from the underlying asset or index.

Subject to its investment objective and policies, a Fund may use futures contracts and options for hedging and risk management purposes and to seek to enhance portfolio performance.

Options and futures contracts may be used to manage a Fund’s exposure to changing interest rates and/or security prices. Some options and futures strategies, including selling futures contracts and buying puts, tend to hedge a Fund’s investments against price fluctuations. Other strategies, including buying futures contracts and buying calls, tend to increase market exposure. Options and futures contracts may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Fund’s overall strategy in a manner deemed appropriate by the Fund’s Adviser and consistent with the Fund’s objective and policies. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

The use of options and futures is a highly specialized activity which involves investment strategies and risks different from those associated with ordinary portfolio securities transactions, and there can be no guarantee that their use will increase a Fund’s return. While the use of these instruments by a Fund may reduce certain risks associated with owning its portfolio securities, these techniques themselves entail certain other risks. If a Fund’s Adviser applies a strategy at an inappropriate time or judges market conditions or trends incorrectly, options and futures strategies may lower a Fund’s return. Certain strategies limit a Fund’s possibilities to realize gains, as well as its exposure to losses. A Fund could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market. In addition, the Fund will incur transaction costs, including trading commissions and option premiums, in connection with its futures and options transactions, and these transactions could significantly increase the Fund’s turnover rate.

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Certain Funds have filed a notice under the Commodity Exchange Act under Regulation 4.5 and are operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. Certain other Funds may rely on no action relief issued by the CFTC.

Purchasing Put and Call Options. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price. In return for this right, a Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indexes of securities, indexes of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. A Fund may also close out a put option position by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a Fund will lose the entire premium it paid. If a Fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. If a Fund exercises an option on an index, settlement is in cash and does not involve the actual purchase or sale of securities. If an option is American style, it may be exercised on any day up to its expiration date. A European style option may be exercised only on its expiration date.

The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. A call buyer typically attempts to participate in potential price increases of the instrument underlying the option with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

Selling (Writing) Put and Call Options. When a Fund writes a put option, it takes the opposite side of the transaction from the option’s purchaser. In return for the receipt of the premium, a Fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. If the market is not liquid for a put option a Fund has written, however, it must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the market value of the underlying securities does not move to a level that would make exercise of the option profitable to its holder, the option will generally expire unexercised, and the Fund will realize as profit the premium it received.

If the price of the underlying instrument rises, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing and holding the underlying instrument directly, however, because the premium received for writing the option should offset a portion of the decline.

Writing a call option obligates a Fund to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium a call writer offsets part of the effect of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

Certain Funds will usually sell covered call options or cash-secured put options. A call option is covered if the writer either owns the underlying security (or comparable securities satisfying the cover requirements of the securities exchanges) or has the right to acquire such securities. A put option is cash-secured if the writer segregates cash, high-grade short-term debt obligations, or other permissible collateral equal to the exercise price. As the writer of a covered call option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the

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market value of the security covering the call option above the sum of the premium and the strike price of the call, but has retained the risk of loss should the price of the underlying security decline. As the Fund writes covered calls over more of its portfolio, its ability to benefit from capital appreciation becomes more limited. The writer of an option has no control over the time when it may be required to fulfill its obligation, but may terminate its position by entering into an offsetting option. Once an option writer has received an exercise notice, it cannot effect an offsetting transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

When the Fund writes cash-secured put options, it bears the risk of loss if the value of the underlying stock declines below the exercise price minus the put premium. If the option is exercised, the Fund could incur a loss if it is required to purchase the stock underlying the put option at a price greater than the market price of the stock at the time of exercise plus the put premium the Fund received when it wrote the option. While the Fund’s potential gain in writing a cash-secured put option is limited to distributions earned on the liquid assets securing the put option plus the premium received from the purchaser of the put option, the Fund risks a loss equal to the entire exercise price of the option minus the put premium.

Engaging in Straddles and Spreads. In a straddle transaction, a Fund either buys a call and a put or sells a call and a put on the same security. In a spread, a Fund purchases and sells a call or a put. A Fund will sell a straddle when the Fund’s Adviser believes the price of a security will be stable. The Fund will receive a premium on the sale of the put and the call. A spread permits a Fund to make a hedged investment that the price of a security will increase or decline.

Options on Indexes. Options on securities indexes are similar to options on securities, except that the exercise of securities index options is settled by cash payment and does not involve the actual purchase or sale of securities. In addition, these options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. A Fund, in purchasing or selling index options, is subject to the risk that the value of its portfolio securities may not change as much as an index because a Fund’s investments generally will not match the composition of an index.

For a number of reasons, a liquid market may not exist and thus a Fund may not be able to close out an option position that it has previously entered into. When a Fund purchases an OTC option (as defined below), it will be relying on its counterparty to perform its obligations and the Fund may incur additional losses if the counterparty is unable to perform.

Exchange-Traded and OTC Options. All options purchased or sold by a Fund will be traded on a securities exchange or will be purchased or sold by securities dealers (“OTC options”) that meet the Fund’s creditworthiness standards. While exchange-traded options are obligations of the Options Clearing Corporation, in the case of OTC options, a Fund relies on the dealer from which it purchased the option to perform if the option is exercised. Thus, when a Fund purchases an OTC option, it relies on the dealer from which it purchased the option to make or take delivery of the underlying securities. Failure by the dealer to do so would result in the loss of the premium paid by a Fund as well as loss of the expected benefit of the transaction.

Provided that a Fund has arrangements with certain qualified dealers who agree that a Fund may repurchase any option it writes for a maximum price to be calculated by a predetermined formula, a Fund may treat the underlying securities used to cover written OTC options as liquid. In these cases, the OTC option itself would only be considered illiquid to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

Futures Contracts. When a Fund purchases a futures contract, it agrees to purchase a specified quantity of an underlying instrument at a specified future date or, in the case of an index futures contract, to make a cash payment based on the value of a securities index. When a Fund sells a futures contract, it agrees to sell a specified quantity of the underlying instrument at a specified future date or, in the case of an index futures contract, to receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Futures can be held until their delivery dates or the position can be (and normally is) closed out before then. There is no assurance, however, that a liquid market will exist when the Fund wishes to close out a particular position.

When a Fund purchases a futures contract, the value of the futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its

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futures position will tend to move in a direction contrary to the value of the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, when a Fund buys or sells a futures contract it will be required to deposit “initial margin” with a futures commission merchant (“FCM”). Initial margin deposits are typically equal to a small percentage of the contract’s value. If the value of either party’s position declines, that party will be required to make additional “variation margin” payments equal to the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. A Fund may be obligated to make payments of variation margin at a time when it is disadvantageous to do so. Furthermore, it may not always be possible for a Fund to close out its futures positions. Until it closes out a futures position, a Fund will be obligated to continue to pay variation margin. Initial and variation margin payments do not constitute purchasing on margin for purposes of a Fund’s investment restrictions. In the event of the bankruptcy of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in connection with its use of options and futures contracts to the extent required by the staff of the SEC. Each Fund will earmark and reserve liquid assets in an amount equal to the current mark-to-market exposure, on a daily basis, of a futures contract that is contractually required to cash settle. Such assets cannot be sold while the futures contract or option is outstanding unless they are replaced with other suitable assets. By setting aside assets equal only to its net obligation under cash-settled futures, a Fund will have the ability to have exposure to such instruments to a greater extent than if a Fund were required to set aside assets equal to the full notional value of such contracts. There is a possibility that earmarking and reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

The Funds only invest in futures contracts to the extent they could invest in the underlying instrument directly.

Cash Equitization. The objective where equity futures are used to “equitize” cash is to match the notional value of all futures contracts to a Fund’s cash balance. The notional values of the futures contracts and of the cash are monitored daily. As the cash is invested in securities and/or paid out to participants in redemptions, the Adviser simultaneously adjusts the futures positions. Through such procedures, a Fund not only gains equity exposure from the use of futures, but also benefits from increased flexibility in responding to client cash flow needs. Additionally, because it can be less expensive to trade a list of securities as a package or program trade rather than as a group of individual orders, futures provide a means through which transaction costs can be reduced. Such non-hedging risk management techniques involve leverage, and thus present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

Options on Futures Contracts. Futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index. Currently, futures contracts are available on various types of securities, including but not limited to U.S. Treasury bonds, notes and bills, Eurodollar certificates of deposit and on indexes of securities. Unlike a futures contract, which requires the parties to buy and sell a security or make a cash settlement payment based on changes in a financial instrument or securities index on an agreed date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to exercise its option, the holder may close out the option position by entering into an offsetting transaction or may decide to let the option expire and forfeit the premium thereon. The purchaser of an option on a futures contract pays a premium for the option but makes no initial margin payments or daily payments of cash in the nature of “variation margin” payments to reflect the change in the value of the underlying contract as does a purchaser or seller of a futures contract.

The seller of an option on a futures contract receives the premium paid by the purchaser and may be required to pay initial margin. Amounts equal to the initial margin and any additional collateral required on any options on futures contracts sold by a Fund are earmarked by a Fund and set aside by the Fund, as required by the 1940 Act and the SEC’s interpretations thereunder.

Combined Positions. Certain Funds may purchase and write options in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position

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would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Correlation of Price Changes. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized options and futures contracts available will not match a Fund’s current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a Fund’s other investments.

Options and futures contracts prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match the Fund’s investments well. Options and futures contracts prices are affected by such factors as current and anticipated short term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund’s options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

Liquidity of Options and Futures Contracts. There is no assurance that a liquid market will exist for any particular option or futures contract at any particular time even if the contract is traded on an exchange. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts and may halt trading if a contract’s price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and could potentially require a Fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its options or futures positions could also be impaired. (See “Exchange-Traded and OTC Options” above for a discussion of the liquidity of options not traded on an exchange.)

Position Limits. Futures exchanges can limit the number of futures and options on futures contracts that can be held or controlled by an entity. If an adequate exemption cannot be obtained, a Fund or the Fund’s Adviser may be required to reduce the size of its futures and options positions or may not be able to trade a certain futures or options contract in order to avoid exceeding such limits.

Asset Coverage for Futures Contracts and Options Positions. A Fund will comply with guidelines established by the SEC with respect to coverage of options and futures contracts by mutual funds, and if the guidelines so require, will set aside or earmark appropriate liquid assets in the amount prescribed. Such assets cannot be sold while the futures contract or option is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that the reservation of a large percentage of a Fund’s assets could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Real Estate Investment Trusts (“REITs”)

Certain of the Funds may invest in equity interests or debt obligations issued by REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interest. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling property that has appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. A Fund will indirectly bear its proportionate share of expenses incurred by REITs in which a Fund invests in addition to the expenses incurred directly by a Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned

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by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills and on cash flows, are not diversified, and are subject to default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax free pass-through of income under the Code and failing to maintain their exemption from registration under the 1940 Act.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investment in such loans will gradually align themselves to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. These risks include:

•	limited financial resources;

•	infrequent or limited trading; and

•	more abrupt or erratic price movements than larger company securities.

In addition, small capitalization stocks, such as certain REITs, historically have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Recent Events Relating to the Overall Economy

The U.S. Government, the Federal Reserve, the Treasury, the Securities and Exchange Commission, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis. These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act”, which was signed into law on July 21, 2010 and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the Securities and Exchange Commission. Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown. There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds. Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

Repurchase Agreements

Repurchase agreements may be entered into with brokers, dealers or banks that meet the Adviser’s credit guidelines. A Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and securities dealers believed by the Adviser to be creditworthy. In a repurchase agreement, a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time a Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. Except in the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be seven days. In the case of a tri-party agreement, the maximum maturity of a repurchase agreement will be 95 days, or as limited by the specific repurchase agreement. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 95 days from the effective date of the repurchase agreement. Repurchase agreements maturing in more than seven days are treated as illiquid for purposes of a Fund’s restrictions on purchases of illiquid securities. A Fund will always receive securities as collateral during the term of the agreement whose market value is at least equal to 100% of the dollar amount invested by the Fund in each agreement plus accrued interest. The repurchase agreements further authorize the Fund to demand additional collateral in the event that the dollar value of the collateral falls below 100%. A Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. Repurchase agreements are considered under the 1940 Act to be loans collateralized by the underlying securities.

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All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3 of the 1940 Act (except that Rule 5b-3(c)(1)(iv)(C) or (D) of the 1940 Act shall not apply for the Money Market Funds), which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. With respect to the Money Market Funds, in accordance with Rule 2a-7 under the 1940 Act, the Adviser evaluates the creditworthiness of each counterparty. Certain Funds may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations, equity securities or other securities including securities that are rated below investment grade by the requisite NRSROs or unrated securities of comparable quality. For these types of repurchase agreement transactions, the Fund would look to the counterparty, and not the collateral, for determining such diversification.

A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by the Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. The collateral underlying repurchase agreements may be more susceptible to claims of the seller’s creditors than would be the case with securities owned by the Fund.

Reverse Repurchase Agreements.

In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price reflecting the interest rate effective for the term of the agreement. For purposes of the 1940 Act, a reverse repurchase agreement is considered borrowing by a Fund and, therefore, a form of leverage. Leverage may cause any gains or losses for a Fund to be magnified. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, except for liquidity purposes, a Fund will enter into a reverse repurchase agreement only when the expected return from the investment of the proceeds is greater than the expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. A Fund would be required to pay interest on amounts obtained through reverse repurchase agreements, which are considered borrowings under federal securities laws. The repurchase price is generally equal to the original sales price plus interest. Reverse repurchase agreements are usually for seven days or less and cannot be repaid prior to their expiration dates. Each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to its purchase obligations under its reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the portfolio securities transferred may decline below the price at which a Fund is obliged to purchase the securities. All forms of borrowing (including reverse repurchase agreements) are limited in the aggregate and may not exceed 33 1/3% of a Fund’s total assets, except as permitted by law.

Securities Lending

To generate additional income, certain Funds may lend up to 33 1/3% of such Fund’s total assets pursuant to agreements requiring that the loan be continuously secured by collateral equal to at least 100% of the market value plus accrued interest on the securities lent. Certain Funds (generally some of the Funds with an investment strategy of investing primarily in U.S. equity securities) use Goldman Sachs Bank USA (formerly known as The Goldman Sachs Trust Company), doing business as Goldman Sachs Agency Lending (“Goldman Sachs”), as their securities lending agent. Pursuant to an agreement among Goldman Sachs, JPMorgan Chase Bank and certain Funds (the “Third Party Securities Lending Agreement”), approved by the Board of Trustees, Goldman Sachs compensates JPMorgan Chase Bank for certain operational services, which may include processing transactions, termination of loans and recordkeeping, provided by JPMorgan Chase Bank. The other Funds that engage in securities lending use JPMorgan Chase Bank as their securities lending agent.

Pursuant to a securities lending agreement approved by the Board of Trustees between Goldman Sachs and the Trusts on behalf of certain J.P. Morgan U.S. equity funds (the “Goldman Sachs Agreement”), collateral for loans will consist only of cash. Pursuant to a securities lending agreement approved by the Board of Trustees between JPMorgan Chase Bank and certain Funds (the “JPMorgan Agreement”), collateral for loans will consist of cash. The Funds receive payments from the borrowers equivalent to the dividends and interest that would have been earned on the securities lent. For loans secured by cash, the Funds seek to earn interest on the investment of cash collateral in investments permitted by the applicable securities lending agreement. Under both the Goldman Sachs Agreement and the JPMorgan Agreement, cash collateral may be invested in Capital Shares of the JPMorgan Prime Money Market Fund.

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Under the JPMorgan Agreement, JPMorgan Chase Bank performs a daily mark to market of the loaned security and requests additional cash collateral if the amount of cash received from the borrower is less than 102% of the value of the loaned security in the case of securities denominated in U.S. dollars and 105% of the value of the loaned security in the case of securities denominated in non-U.S. dollars subject to certain de minimis guidelines. Such de minimis guidelines provide that for a loan of U.S. dollar denominated securities, the aggregate value of cash collateral for such loan may be less than 102% but in no event less than 101.51% and for a loan of non-U.S. dollar denominated securities, the aggregate value of cash collateral held for such loan may be less than 105% but in no event less than 104.51%. Under the Goldman Sachs Agreement, Goldman Sachs marks to market the loaned securities on a daily basis. In the event the cash received from the borrower is less than 102% of the value of the loaned securities, Goldman Sachs requests additional cash from the borrower so as to maintain a collateralization level of at least 102% of the value of the loaned securities plus accrued interest. Loans are subject to termination by a Fund or the borrower at any time, and are therefore not considered to be illiquid investments. A Fund does not have the right to vote proxies for securities on loan. However, a Fund’s Adviser may terminate a loan if the vote is considered material with respect to an investment.

Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk is increased when a Fund’s loans are concentrated with a single or limited number of borrowers. The earnings on the collateral invested may not be sufficient to pay fees incurred in connection with the loan. Also, the principal value of the collateral invested may decline and may not be sufficient to pay back the borrower for the amount of collateral posted. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. In addition, under the Goldman Sachs Agreement, loans may be made to affiliates of Goldman Sachs as identified in the Goldman Sachs Agreement. Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.

To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, the Fund may incur losses that exceed the amount it earned on lending the security. In situations where the Adviser does not believe that it is prudent to sell the cash collateral investments in the market, a Fund may borrow money to repay the borrower the amount of cash collateral owed to the borrower upon return of the loaned securities. This will result in financial leverage, which may cause the Fund to be more volatile because financial leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Short Selling

In short selling transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a Fund, which may result in a loss or gain, respectively. Unlike taking a long position in a security by purchasing the security, where potential losses are limited to the purchase price, short sales have no cap on maximum losses, and gains are limited to the price of the security at the time of the short sale.

Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit linked instruments, and swap contracts.

A Fund may not always be able to borrow a security it wants to sell short. A Fund also may be unable to close out an established short position at an acceptable price and may have to sell long positions at disadvantageous times to cover its short positions. The value of your investment in a Fund will fluctuate in response to movements in the market. Fund performance also will depend on the effectiveness of the Adviser’s research and the management team’s investment decisions.

Short sales also involve other costs. A Fund must repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. To borrow the security, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased and the amount of any ultimate loss will be increased by the amount of premiums, interest or expenses a Fund may be required to pay in connection with the short sale. Until a Fund closes the short position, it will earmark and reserve Fund assets, in cash or liquid securities, to offset a portion of the leverage risk. Realized gains from short sales are typically treated as short-term gains/losses.

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Short-Term Funding Agreements

Short-term funding agreements issued by insurance companies are sometimes referred to as Guaranteed Investment Contracts (“GICs”), while those issued by banks are referred to as Bank Investment Contracts (“BICs”). Pursuant to such agreements, a Fund makes cash contributions to a deposit account at a bank or insurance company. The bank or insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. These contracts are general obligations of the issuing bank or insurance company (although they may be the obligations of an insurance company separate account) and are paid from the general assets of the issuing entity.

A Fund will purchase short-term funding agreements only from banks and insurance companies which, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. Generally, there is no active secondary market in short-term funding agreements. Therefore, short-term funding agreements may be considered by a Fund to be illiquid investments. To the extent that a short-term funding agreement is determined to be illiquid, such agreements will be acquired by a Fund only if, at the time of purchase, no more than 15% of the Fund’s net assets (5% of the total assets for the Money Market Funds) will be invested in short-term funding agreements and other illiquid securities.

Structured Investments

A structured investment is a security having a return tied to an underlying index or other security or asset class. Structured investments generally are individually negotiated agreements and may be traded over-the-counter. Structured investments are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments. Because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class of structured securities that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured instruments include structured notes. In addition to the risks applicable to investments in structured investments and debt securities in general, structured notes bear the risk that the issuer may not be required to pay interest on the structured note if the index rate rises above or falls below a certain level. Structured securities are typically sold in private placement transactions, and there currently is no active trading market for structured securities. Investments in government and government-related restructured debt instruments are subject to special risks, including the inability or unwillingness to repay principal and interest, requests to reschedule or restructure outstanding debt and requests to extend additional loan amounts. Structured investments include a wide variety of instruments including, without limitation, Collateralized Debt Obligations, credit linked notes, and participation notes and participatory notes.

Structured instruments that are registered under the federal securities laws may be treated as liquid. In addition, many structured instruments may not be registered under the federal securities laws. In that event, a Fund’s ability to resell such a structured instrument may be more limited than its ability to resell other Fund securities. The Funds will treat such instruments as illiquid and will limit their investments in such instruments to no more than 15% of each Fund’s net assets (5% of the total assets for the Money Market Funds), when combined with all other illiquid investments of each Fund.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Credit Linked Notes. Certain Funds may invest in structured instruments known as credit linked securities or credit linked notes (“CLNs”). CLNs are typically issued by a limited purpose trust or other vehicle (the “CLN trust”) that, in turn, invests in a derivative or basket of derivatives instruments, such as credit default swaps, interest rate swaps and/or other securities, in order to provide exposure to certain high yield, sovereign debt, emerging markets, or other fixed income markets. Generally, investments in CLNs represent the right to receive periodic

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income payments (in the form of distributions) and payment of principal at the end of the term of the CLN. However, these payments are conditioned on the CLN trust’s receipt of payments from, and the CLN trust’s potential obligations, to the counterparties to the derivative instruments and other securities in which the CLN trust invests. For example, the CLN trust may sell one or more credit default swaps, under which the CLN trust would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default were to occur, the stream of payments may stop and the CLN trust would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that a Fund would receive as an investor in the CLN trust.

Certain Funds may enter into CLNs structured as “First-to-Default” CLNs. In a First-to-Default” CLN, the CLN trust enters into a credit default swap on a portfolio of a specified number of individual securities pursuant to which the CLN trust sells protection to a counterparty. The CLN trust uses the proceeds of issuing investments in the CLN trust to purchase securities, which are selected by the counterparty and the total return of which is paid to the counterparty. Upon the occurrence of a default or credit event involving any one of the individual securities, the credit default swaps terminate and the Fund’s investment in the CLN trust is redeemed for an amount equal to “par” minus the amount paid to the counterparty under the credit default swap.

Certain Funds may also enter in CLNs to gain access to sovereign debt and securities in emerging market particularly in markets where the Fund is not able to purchase securities directly due to domicile restrictions or tax restrictions or tariffs. In such an instance, the issuer of the CLN may purchase the reference security directly and/or gain exposure through a credit default swap or other derivative.

A Fund’s investments in CLNs is subject to the risks associated with the underlying reference obligations and derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk.

Participation Notes and Participatory Notes. Certain Funds may invest in instruments that have similar economic characteristics to equity securities, such as participation notes (also known as participatory notes (“P-notes”)) or other structured instruments that may be developed from time to time (“structured instruments”). Structured instruments are notes that are issued by banks, broker-dealers or their affiliates and are designed to offer a return linked to a particular underlying equity or market.

If the structured instrument were held to maturity, the issuer would pay to the purchaser the underlying instrument’s value at maturity with any necessary adjustments. The holder of a structured instrument that is linked to a particular underlying security or instrument may be entitled to receive dividends paid in connection with that underlying security or instrument, but typically does not receive voting rights as it would if it directly owned the underlying security or instrument. Structured instruments have transaction costs. In addition, there can be no assurance that there will be a trading market for a structured instrument or that the trading price of a structured instrument will equal the underlying value of the security, instrument or market that it seeks to replicate. Unlike a direct investment in equity securities, structured instruments typically involve a term or expiration date, potentially increasing the Fund’s turnover rate, transaction costs and tax liability.

Due to transfer restrictions, the secondary markets on which a structured instrument is traded may be less liquid than the market for other securities, or may be completely illiquid, which may expose the Fund to risks of mispricing or improper valuation. Structured instruments typically constitute general unsecured contractual obligations of the banks, broker-dealers or their relevant affiliates that issue them, which subjects the Fund to counterparty risk (and this risk may be amplified if the Fund purchases structured instruments from only a small number of issuers). Structured instruments also have the same risks associated with a direct investment in the underlying securities, instruments or markets that they seek to replicate.

Swaps and Related Swap Products

Swap transactions may include, but are not limited to, interest rate swaps, currency swaps, cross-currency interest rate swaps, forward rate agreements, contracts for differences, total return swaps, index swaps, basket swaps, specific security swaps, fixed income sectors swaps, commodity swaps, asset-backed swaps (ABX), credit default swaps, interest rate caps, price lock swaps, floors and collars and swaptions (collectively defined as “swap transactions”).

A Fund may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining that return or spread through purchases and/or sales of instruments in cash markets, to protect against

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currency fluctuations, to protect against any increase in the price of securities a Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional counterparties for periods ranging from a few weeks to several years. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) that would be earned or realized on specified notional investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated by reference to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or commodity, or in a “basket” of securities representing a particular index. The purchaser of an interest rate cap or floor, upon payment of a fee, has the right to receive payments (and the seller of the cap or floor is obligated to make payments) to the extent a specified interest rate exceeds (in the case of a cap) or is less than (in the case of a floor) a specified level over a specified period of time or at specified dates. The purchaser of an interest rate collar, upon payment of a fee, has the right to receive payments (and the seller of the collar is obligated to make payments) to the extent that a specified interest rate falls outside an agreed upon range over a specified period of time or at specified dates. The purchaser of an option on an interest rate swap, also known as a “swaption,” upon payment of a fee (either at the time of purchase or in the form of higher payments or lower receipts within an interest rate swap transaction) has the right, but not the obligation, to initiate a new swap transaction of a pre-specified notional amount with pre-specified terms with the seller of the swaption as the counterparty.

The “notional amount” of a swap transaction is the agreed upon basis for calculating the payments that the parties have agreed to exchange. For example, one swap counterparty may agree to pay a floating rate of interest (e.g., 3 month LIBOR) calculated based on a $10 million notional amount on a quarterly basis in exchange for receipt of payments calculated based on the same notional amount and a fixed rate of interest on a semi-annual basis. In the event a Fund is obligated to make payments more frequently than it receives payments from the other party, it will incur incremental credit exposure to that swap counterparty. This risk may be mitigated somewhat by the use of swap agreements which call for a net payment to be made by the party with the larger payment obligation when the obligations of the parties fall due on the same date. Under most swap agreements entered into by a Fund, payments by the parties will be exchanged on a “net basis”, and a Fund will receive or pay, as the case may be, only the net amount of the two payments.

The amount of a Fund’s potential gain or loss on any swap transaction is not subject to any fixed limit. Nor is there any fixed limit on a Fund’s potential loss if it sells a cap or collar. If a Fund buys a cap, floor or collar, however, the Fund’s potential loss is limited to the amount of the fee that it has paid. When measured against the initial amount of cash required to initiate the transaction, which is typically zero in the case of most conventional swap transactions, swaps, caps, floors and collars tend to be more volatile than many other types of instruments.

The use of swap transactions, caps, floors and collars involves investment techniques and risks that are different from those associated with portfolio security transactions. If a Fund’s Adviser is incorrect in its forecasts of market values, interest rates, and other applicable factors, the investment performance of the Fund will be less favorable than if these techniques had not been used. These instruments are typically not traded on exchanges. Accordingly, there is a risk that the other party to certain of these instruments will not perform its obligations to a Fund or that a Fund may be unable to enter into offsetting positions to terminate its exposure or liquidate its position under certain of these instruments when it wishes to do so. Such occurrences could result in losses to a Fund. A Fund’s Adviser will consider such risks and will enter into swap and other derivatives transactions only when it believes that the risks are not unreasonable.

A Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount sufficient at all times to cover its current obligations under its swap transactions, caps, floors and collars. If a Fund enters into a swap agreement on a net basis, it will earmark and reserve assets with a daily value at least equal to the excess, if any, of a Fund’s accrued obligations under the swap agreement over the accrued amount a Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, or sells a cap, floor or collar, it will earmark and reserve assets with a daily value at least equal to the full amount of a Fund’s accrued obligations under the agreement. A Fund will not enter into any swap transaction, cap, floor, or collar, unless the counterparty to the transaction is deemed creditworthy by the Fund’s Adviser. If a counterparty defaults, a Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the markets for certain types of swaps (e.g., interest rate swaps) have become relatively liquid. The markets for some types of caps, floors and collars are less liquid.

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The liquidity of swap transactions, caps, floors and collars will be as set forth in guidelines established by a Fund’s Adviser and approved by the Trustees which are based on various factors, including: (1) the availability of dealer quotations and the estimated transaction volume for the instrument, (2) the number of dealers and end users for the instrument in the marketplace, (3) the level of market making by dealers in the type of instrument, (4) the nature of the instrument (including any right of a party to terminate it on demand) and (5) the nature of the marketplace for trades (including the ability to assign or offset a Fund’s rights and obligations relating to the instrument). Such determination will govern whether the instrument will be deemed within the applicable liquidity restriction on investments in securities that are not readily marketable.

During the term of a swap, cap, floor or collar, changes in the value of the instrument are recognized as unrealized gains or losses by marking to market to reflect the market value of the instrument. When the instrument is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the contract.

The federal income tax treatment with respect to swap transactions, caps, floors, and collars may impose limitations on the extent to which a Fund may engage in such transactions.

Credit Default Swaps. As described above, swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In the case of a credit default swap (“CDS”), the contract gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if the credit event (a downgrade or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed payment from the other party (frequently, the par value of the debt security). CDS include credit default swaps, which are contracts on individual securities, and CDX, which are contracts on baskets or indices of securities.

Credit default swaps may require initial premium (discount) payments as well as periodic payments (receipts) related to the interest leg of the swap or to the default of a reference obligation. A Fund will earmark and reserve assets, in cash or liquid securities, to cover any accrued payment obligations when it is the buyer of a CDS. In cases where a Fund is a seller of a CDS contract, the Fund will earmark and reserve assets, in cash or liquid securities, to cover its obligation.

If a Fund is a seller of protection under a CDS contract, the Fund would be required to pay the par (or other agreed upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporate issuer, with respect to such debt obligations. In return, a Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would keep the stream of payments and would have no payment obligations. As the seller, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a buyer of protection under a CDS contract, the Fund would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value of such debt obligation from the counterparty in the event of a default or other credit event (such as a downgrade in credit rating) by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. In return, the Fund would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the counterparty would keep the stream of payments and would have no further obligations to the Fund.

The use of CDSs, like all swap agreements, is subject to certain risks. If a counterparty’s creditworthiness declines, the value of the swap would likely decline. Moreover, there is no guarantee that a Fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party. In addition to general market risks, CDSs involve liquidity, credit and counterparty risks. The recent increase in corporate defaults further raises these liquidity and credit risks, increasing the possibility that sellers will not have sufficient funds to make payments. As unregulated instruments, CDSs are difficult to value and are therefore susceptible to liquidity and credit risks. Counterparty risks also stem from the lack of regulation of CDSs. Collateral posting requirements are individually negotiated between counterparties and there is no regulatory requirement concerning the amount of collateral that a counterparty must post to secure its obligations under a CDS. Because they are unregulated, there is no requirement that parties to a contract be informed in advance when a CDS is sold. As a result, investors may have difficulty identifying the party responsible for payment of their claims.

If a counterparty’s credit becomes significantly impaired, multiple requests for collateral posting in a short period of time could increase the risk that the Fund may not receive adequate collateral. There is no readily available market for trading out of CDS contracts. In order to eliminate a position it has taken in a CDS, the Fund must terminate the existing CDS contract or enter into an offsetting trade. The Fund may only exit its obligations under a CDS contract by

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terminating the contract and paying applicable breakage fees, which could result in additional losses to the Fund. Furthermore, the cost of entering into an offsetting CDS position could cause the Fund to incur losses.

Temporary Liquidity Guarantee Program (“TLGP”) Securities

In addition to those Funds that in the prospectus disclose investments in securities guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) under its TLGP, announced on October 14, 2008, other Funds may invest in such securities as well. Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest on the debt issued by private entities through either (i) the earlier of the maturity date of the debt or June 30, 2012, or (ii) for those entities participating in the extension of the program, the earlier of the maturity date of the debt or December 31, 2012 (for debt issued on or after April 1, 2009 through October 31, 2009). The interest on securities guaranteed by the FDIC under the TLGP may be subject to state and local income taxes.

Synthetic Variable Rate Instruments

Synthetic variable rate instruments generally involve the deposit of a long-term tax exempt bond in a custody or trust arrangement and the creation of a mechanism to adjust the long-term interest rate on the bond to a variable short-term rate and a right (subject to certain conditions) on the part of the purchaser to tender it periodically to a third party at par. A Fund’s Adviser reviews the structure of synthetic variable rate instruments to identify credit and liquidity risks (including the conditions under which the right to tender the instrument would no longer be available) and will monitor those risks. In the event that the right to tender the instrument is no longer available, the risk to the Fund will be that of holding the long-term bond. In the case of some types of instruments credit enhancement is not provided, and if certain events occur, which may include (a) default in the payment of principal or interest on the underlying bond, (b) downgrading of the bond below investment grade or (c) a loss of the bond’s tax exempt status, then the put will terminate and the risk to the Fund will be that of holding a long-term bond.

Total Annual Fund Operating Expenses set forth in the fee table and Financial Highlights section of each Fund’s Prospectuses do not include any expenses associated with investments in certain structured or synthetic products that may rely on the exception for the definition of “investment company” provided by section 3(c)(1) or 3(c)(7) of the 1940 Act.

Treasury Receipts

A Fund may purchase interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury notes and U.S. Treasury bonds into a special account at a custodian bank. Receipts include Treasury Receipts (“TRs”), Treasury Investment Growth Receipts (“TIGRs”), and Certificates of Accrual on Treasury Securities (“CATS”). Receipts in which an entity other than the government separates the interest and principal components are not considered government securities unless such securities are issued through the Treasury Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

Trust Preferred Securities

Certain Funds may purchase trust preferred securities, also known as “trust preferreds”, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. An issuer creates trust preferred securities by creating a trust and issuing debt to the trust. The trust in turn issues trust preferred securities. Trust preferred securities are hybrid securities with characteristics of both subordinated debt and preferred stock. Such characteristics include long maturities (typically 30 years or more), early redemption by the issuer, periodic fixed or variable interest payments, and maturities at face value. In addition, trust preferred securities issued by a bank holding company may allow deferral of interest payments for up to 5 years. Holders of trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

U.S. Government Obligations

U.S. government obligations may include direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the U.S., and separately traded principal and interest component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS and Coupon Under Book Entry Safekeeping (“CUBES”). The Funds may also invest in TIPS.

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The principal and interest components of U.S. Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the STRIPS program. Under the STRIPS program, the principal and interest components are separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of U.S. Treasury bills with comparable maturities.

Other obligations include those issued or guaranteed by U.S. government agencies or instrumentalities. These obligations may or may not be backed by the “full faith and credit” of the U.S. Securities which are backed by the full faith and credit of the U.S. include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the U.S., the Funds must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. itself in the event the agency or instrumentality does not meet its commitments. Securities in which the Funds may invest that are not backed by the full faith and credit of the U.S. include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations; (ii) securities issued by Freddie Mac and Fannie Mae, which are supported only by the credit of such securities, but for which the Secretary of the Treasury has discretionary authority to purchase limited amounts of the agency’s obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

When-Issued Securities, Delayed Delivery Securities and Forward Commitments

Securities may be purchased on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation, and for money market instruments and other fixed income securities, no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its NAV and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement, a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will earmark and reserve Fund assets, in cash or liquid securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities earmarked and reserved for such purpose and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. Also, a Fund may be disadvantaged if the other party to the transaction defaults.

Forward Commitments. Securities may be purchased for delivery at a future date, which may increase their overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. In order to invest a Fund’s assets immediately, while awaiting delivery of securities purchased on a forward commitment basis, short-term obligations that offer same-day settlement and earnings will normally be purchased. When a Fund makes a commitment to purchase a security on a forward commitment basis, cash or liquid securities equal to the amount of such Fund’s commitments will be reserved for payment of the commitment. For the purpose of determining the adequacy of the securities reserved for payment of commitments, the reserved securities will be valued at market value. If the market value of such securities declines, additional cash, cash equivalents or highly liquid securities will be reserved for payment of the commitment so that the value of the Fund’s assets reserved for payment of the commitments will equal the amount of such commitments purchased by the respective Fund.

Purchases of securities on a forward commitment basis may involve more risk than other types of purchases. Securities purchased on a forward commitment basis and the securities held in the respective Fund’s portfolio are subject to changes in value based upon the public’s perception of the issuer and changes, real or anticipated, in the level of interest rates. Purchasing securities on a forward commitment basis can involve the risk that the yields available in the market when the delivery takes place may actually be higher or lower than those obtained in the transaction itself. On the settlement date of the forward commitment transaction, the respective Fund will meet its obligations from then-available cash flow, sale of securities reserved for payment of the commitment, sale of other securities or, although it would not normally expect to do so, from sale of the forward commitment securities themselves (which may have a value greater or lesser than such Fund’s payment obligations). The sale of securities to meet such obligations may result in the realization of capital gains or losses. Purchasing securities on a forward commitment basis can also involve the risk of default by the other party on its obligation, delaying or preventing the Fund from recovering the collateral or completing the transaction.

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To the extent a Fund engages in forward commitment transactions, it will do so for the purpose of acquiring securities consistent with its investment objective and policies and not for the purpose of investment leverage.

ADDITIONAL INFORMATION REGARDING FUND INVESTMENT PRACTICES

INVESTMENTS IN THE CHINA REGION

Investing in China, Hong Kong and Taiwan (collectively, “the China Region”) involves a high degree of risk and special considerations not typically associated with investing in other more established economies or securities markets. Such risks may include: (a) the risk of nationalization or expropriation of assets or confiscatory taxation; (b) greater social, economic and political uncertainty (including the risk of war); (c) dependency on exports and the corresponding importance of international trade; (d) the increasing competition from Asia’s other low-cost emerging economies; (e) greater price volatility and significantly smaller market capitalization of securities markets, particularly in China; (f) substantially less liquidity, particularly of certain share classes of Chinese securities; (g) currency exchange rate fluctuations and the lack of available currency hedging instruments; (h) higher rates of inflation; (i) controls on foreign investment and limitations on repatriation of invested capital and on a Fund's ability to exchange local currencies for U.S. dollars; (j) greater governmental involvement in and control over the economy; (k) the risk that the Chinese government may decide not to continue to support the economic reform programs implemented since 1978 and could return to the prior, completely centrally planned, economy; (l) the fact that China region companies, particularly those located in China, may be smaller, less seasoned and newly-organized companies; (m) the difference in, or lack of, auditing and financial reporting standards which may result in unavailability of material information about issuers, particularly in China; (n) the fact that statistical information regarding the economy of China may be inaccurate or not comparable to statistical information regarding the U.S. or other economies; (o) the less extensive, and still developing, regulation of the securities markets, business entities and commercial transactions; (p) the fact that the settlement period of securities transactions in foreign markets may be longer; (q) the willingness and ability of the Chinese government to support the Chinese and Hong Kong economies and markets is uncertain; (r) the risk that it may be more difficult, or impossible, to obtain and/or enforce a judgment than in other countries; (s) the rapidity and erratic nature of growth, particularly in China, resulting in inefficiencies and dislocations; and (t) the risk that, because of the degree of interconnectivity between the economies and financial markets of China, Hong Kong and Taiwan, any sizable reduction in the demand for goods from China, or an economic downturn in China, could negatively affect the economies and financial markets of Hong Kong and Taiwan, as well.

Investment in the China Region is subject to certain political risks. Following the establishment of the People’s Republic of China by the Communist Party in 1949, the Chinese government renounced various debt obligations incurred by China’s predecessor governments, which obligations remain in default, and expropriated assets without compensation. There can be no assurance that the Chinese government will not take similar action in the future. An investment in a Fund involves risk of a total loss. The political reunification of China and Taiwan is a highly problematic issue and is unlikely to be settled in the near future. This situation poses a threat to Taiwan’s economy and could negatively affect its stock market. China has committed by treaty to preserve Hong Kong’s autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. However, if China would exert its authority so as to alter the economic, political or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance.

As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. Hong Kong is closely tied to China, economically and through China’s 1997 acquisition of the country as a Special Autonomous Region (SAR). Hong Kong’s success depends, in large part, on its ability to retain the legal, financial, and monetary systems that allow economic freedom and market expansion.

In addition to the risks inherent in investing in the emerging markets, the risks of investing in China, Hong Kong, and Taiwan merit special consideration.

People’s Republic of China. The government of the People’s Republic of China is dominated by the one-party rule of the Chinese Communist Party.

China’s economy has transitioned from a rigidly central-planned state-run economy to one that has been only partially reformed by more market-oriented policies. Although the Chinese government has implemented economic reform measures, reduced state ownership of companies and established better corporate governance practices, a

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substantial portion of productive assets in China are still owned by the Chinese government. The government continues to exercise significant control over regulating industrial development and, ultimately, control over China’s economic growth through the allocation of resources, controlling payment of foreign currency denominated obligations, setting monetary policy and providing preferential treatment to particular industries or companies.

Growth has also put a strain on China’s economy. The government has attempted to slow down the pace of growth through monetary tightening and administrative measures; however that policy started reversing in September 2008 in part due to the current global economic crisis, which has led to lower levels of economic growth and lower exports and foreign investments in the country. The Chinese government has taken unprecedented steps to shore up economic growth, however, the results of these measures are unpredictable. Over the long term the country’s major challenges will be dealing with its aging infrastructure, worsening environmental conditions and rapidly widening urban and rural income gap.

As with all transition economies, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment. The Chinese legal system, in particular, constitutes a significant risk factor for investors. The Chinese legal system is based on statutes. Over the past 25 years, Chinese legislative bodies have promulgated laws and regulations dealing with various economic matters such as foreign investment, corporate organization and governance, commerce, taxation, and trade. However, these laws are relatively new and published court decisions based on these laws are limited and non-binding. The interpretation and enforcement of these laws and regulations are uncertain.

Hong Kong. In 1997, Great Britain handed over control of Hong Kong to the Chinese mainland government. Since that time, Hong Kong has been governed by a semi-constitution known as the Basic Law, which guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. The chief executive of Hong Kong is appointed by the Chinese government. Hong Kong is able to participate in international organizations and agreements and it continues to function as an international financial center, with no exchange controls, free convertibility of the Hong Kong dollar and free inward and outward movement of capital. The Basic Law guarantees existing freedoms, including free speech and assembly, press, religion, and the right to strike and travel. Business ownership, private property, the right of inheritance and foreign investment are also protected by law. China has committed by treaty to preserve Hong Kong’s autonomy until 2047; however, if China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance. In addition, Hong Kong’s economy has entered a recession as a result of the current global economic crisis. Near term improvement in its economy appears unlikely.

Taiwan. For decades, a state of hostility has existed between Taiwan and the People’s Republic of China. Beijing has long deemed Taiwan a part of the “one China” and has made a nationalist cause of recovering it. In the past, China has staged frequent military provocations off the coast of Taiwan and made threats of full-scale military action. Foreign trade has been the engine of rapid growth in Taiwan and has transformed the island into one of Asia’s great exporting nations. However, investing in Taiwan involves the possibility of the imposition of exchange controls, such as restrictions on the repatriation of fund investments or on the conversion of local currency into foreign currencies. As an export-oriented economy, Taiwan depends on an open world trade regime and remains vulnerable to downturns in the world economy. Taiwanese companies continue to compete mostly on price, producing generic products or branded merchandise on behalf of multinational companies. Accordingly, these businesses can be particularly vulnerable to currency volatility and increasing competition from neighboring lower-cost countries. Moreover, many Taiwanese companies are heavily invested in mainland China and other countries throughout Southeast Asia, making them susceptible to political events and economic crises in these parts of the region. Although Taiwan has not yet suffered any major economic setbacks due to the current global economic crisis, it is possible its economy could still be impacted.

The China Region Fund may hold a significant weighting in securities listed on either the Shanghai and/or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes, A shares, which are mostly limited to domestic investors, and B shares, which are allocated for both international and domestic investors. The China Region Fund’s exposure to securities listed on either the Shanghai or Shenzhen exchanges will initially be through B shares. The government of China has announced plans to exchange B shares for A shares and to merge the two markets. Such an event may produce greater liquidity and stability for the combined markets. However, it is uncertain whether or the extent to which these plans will be implemented. In addition to B shares, the China Region Fund may also invest in Hong Kong listed H shares, Hong Kong listed Red chips (which are companies owned by mainland China enterprises, but are listed in Hong Kong), and companies that meet one of the

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following categories: the company is organized under the laws of, or has a principal office in China (including Hong Kong and Macau) or Taiwan; the principal securities market for the issuer is China or Taiwan; the issuer derives at least 50% of its total revenues or profits from goods that are produced or sold, investments made, or services performed in China or Taiwan; or at least 50% of the issuer’s assets are located in China or Taiwan.

INVESTMENTS IN INDIA

Securities of many issuers in the Indian market may be less liquid and more volatile than securities of comparable domestic issuers, but may offer the potential for higher returns over the long term. The securities held by the India Fund will generally be denominated in foreign currency, mainly the rupee. Accordingly, the value of the Fund will fluctuate depending on the rate of exchange between the U.S. dollar and such foreign currency. India has less developed clearance and settlement procedures, and there have been times when settlements have been unable to keep pace with the volume of securities and have been significantly delayed. The Indian stock exchanges have in the past been subject to closure, broker defaults and broker strikes, and there can be no certainty that this will not recur. In addition, significant delays are common in registering transfers of securities and the Fund may be unable to sell securities until the registration process is completed and may experience delays in receipt of dividends and other entitlements.

The value of the India Fund’s investments in Indian securities may also be affected by political and economic developments, social, religious or regional tensions, changes in government regulation and government intervention, high rates of inflation or interest rates and withholding tax affecting India. The risk of loss may also be increased because there may be less information available about Indian issuers since they are not subject to the extensive accounting, auditing and financial reporting standards and practices which are applicable in North America. There is also a lower level of regulation and monitoring of the Indian securities market and its participants than in other more developed markets.

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In addition, the availability of financial instruments with exposure to Indian financial markets may be substantially limited by the restrictions on Foreign Institutional Investors (“FIIs”). Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. JPMIM is a registered FII and the inclusion of the India Fund in JPMIM’s registration was approved by the Securities and Exchange Board of India (“SEBI”). FIIs are required to observe certain investment restrictions which may limit the Fund’s ability to invest in issuers or to fully pursue its investment objective. Income, gains and initial capital with respect to such investments are freely repatriable, subject to payment of applicable Indian taxes.

India’s guidelines under which foreign investors, such as the India Fund, may invest in Indian securities are new and evolving. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Fund to implement its investment objective or repatriate its income, gains and initial capital from these countries. Similar risks and considerations will be applicable to the extent the Fund invests in other countries. Recently, certain policies have served to restrict foreign investment, and such policies may have the effect of reducing demand for such investments.

JFIMI will take into account the effects on returns of local taxation for the India Fund. India may require withholding on dividends paid on portfolio securities and on realized capital gains. In the past, these taxes have sometimes been substantial. There can be no assurance that restrictions on repatriation of a Fund’s income, gains or initial capital from India will not occur.

A high proportion of the shares of many issuers in India may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment. In addition, further issuances, or the perception that such issuances may occur, of securities by Indian issuers in which a Fund has invested could dilute the earnings per share of the Fund’s investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, the Fund’s investment. The prices at which investments may be acquired may be affected by trading by persons with material non-public information and by securities transactions by brokers in anticipation of transactions by a Fund in particular securities. Similarly, volume and liquidity in the bond markets in India are less than in the United States and, at times, price volatility can be greater than in the United States. The limited liquidity of securities markets in India may also affect a Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. In addition, India’s securities markets are susceptible to being influenced by large investors trading significant blocks of securities.

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India’s stock market is undergoing a period of growth and change which may result in trading volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant law and regulations. The securities industry in India is comparatively underdeveloped. Stockbrokers and other intermediaries in India may not perform as well as their counterparts in the United States and other more developed securities markets.

Political and economic structures in India are undergoing significant evolution and rapid development, and may lack the social, political and economic stability characteristic of the United States. The risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the values of investments in India and the availability of additional investments. The laws in India relating to limited liability of corporate shareholders, fiduciary duties of officers and directors, and the bankruptcy of state enterprises are generally less well developed than or different from such laws in the United States. It may be more difficult to obtain or enforce a judgment in the courts in India than it is in the United States. Monsoons and natural disasters also can affect the value of investments.

Religious and border disputes persist in India. Moreover, India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir, a majority of whose population is Muslim, remains unresolved. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the economy and consequently, adversely affect the Fund’s investments.

A Fund may use P-notes. Indian-based brokerages may buy Indian-based securities and then issue P-notes to foreign investors. Any dividends or capital gains collected from the underlying securities may be remitted to the foreign investors. However, unlike ADRs, notes are subject to credit risk based on the uncertainty of the counterparty’s (i.e., the Indian-based brokerage’s) ability to meet its obligations.

INVESTMENTS IN LATIN AMERICA

As an emerging market, Latin America has long suffered from political, economic, and social instability. For investors, this has meant additional risk caused by periods of regional conflict, political corruption, totalitarianism, protectionist measures, nationalization, hyperinflation, debt crises, sudden and large currency devaluation, and intervention by the military in civilian and economic spheres. However, much has changed in the past decade. Democracy is beginning to become well established in some countries. A move to a more mature and accountable political environment is well under way. Domestic economies have been deregulated, privatization of state-owned companies is almost completed and foreign trade restrictions have been relaxed. Nonetheless, to the extent that events such as those listed above continue in the future, they could reverse favorable trends toward market and economic reform, privatization, and removal of trade barriers, and result in significant disruption in securities markets in the region. Investors in the region continue to face a number of potential risks. Governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. Governmental actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect the companies in which the Latin America Fund invests and, therefore, the value of Fund shares.

Certain Latin American countries may experience sudden and large adjustments in their currency which, in turn, can have a disruptive and negative effect on foreign investors. For example, in late 1994 the Mexican peso lost more than one-third of its value relative to the U.S. dollar. In 1999, the Brazilian real lost 30% of its value against the U.S. dollar. Certain Latin American countries may impose restrictions on the free conversion of their currency into foreign currencies, including the U.S. dollar. There is no significant foreign exchange market for many currencies and it would, as a result, be difficult for certain Funds to engage in foreign currency transactions designed to protect the value of the Funds’ interests in securities denominated in such currencies.

Almost all of the region’s economies have become highly dependent upon foreign credit and loans from external sources to fuel their state-sponsored economic plans. Government profligacy and ill-conceived plans for modernization have exhausted these resources with little benefit accruing to the economy and most countries have been forced to restructure their loans or risk default on their debt obligations. In addition, interest on the debt is subject to market conditions and may reach levels that would impair economic activity and create a difficult and costly environment for borrowers. Accordingly, these governments may be forced to reschedule or freeze their debt repayment, which could negatively affect the stock market. Latin American economies that depend on foreign credit and loans could fall into recession because of tighter international credit supplies due to the current global economic crisis.

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Substantial limitations may exist in certain countries with respect to a Fund’s ability to repatriate investment income, capital or the proceeds of sales of securities. A Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to the Fund of any restrictions on investments.

Certain Latin American countries have entered into regional trade agreements that are designed to, among other things, reduce barriers between countries, increase competition among companies and reduce government subsidies in certain industries. No assurance can be given that these changes will be successful in the long term, or that these changes will result in the economic stability intended. There is a possibility that these trade arrangements will not be fully implemented, or will be partially or completely unwound. It is also possible that a significant participant could choose to abandon a trade agreement, which could diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the Latin American markets, an undermining of Latin American economic stability, the collapse or slowdown of the drive towards Latin American economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of such trade agreements. Such developments could have an adverse impact on a Fund’s investments in Latin America generally or in specific countries participating in such trade agreements.

Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

INVESTMENTS IN RUSSIA

Investing in Russian securities is highly speculative and involves significant risks and special considerations not typically associated with investing in the securities markets of the U.S. and most other developed countries.

Over the past century, Russia has experienced political, social and economic turbulence and has endured decades of communist rule under which the property of tens of millions of its citizens was collectivized into state agricultural and industrial enterprises. Since the collapse of the Soviet Union, Russia’s government has been faced with the daunting task of stabilizing its domestic economy, while transforming it into a modern and efficient structure able to compete in international markets and respond to the needs of its citizens. However, to date, many of the country’s economic reform initiatives have floundered as the proceeds of International Monetary Fund and other economic assistance have been squandered or stolen. In this environment, there is always the risk that the nation’s government will abandon the current program of economic reform and replace it with radically different political and economic policies that would be detrimental to the interests of foreign investors. This could entail a return to a centrally planned economy and nationalization of private enterprises similar to what existed in the Soviet Union.

Many of Russia’s businesses have failed to mobilize the available factors of production because the country’s privatization program virtually ensured the predominance of the old management teams that are largely non-market-oriented in their management approach. Poor accounting standards, inept management, pervasive corruption, insider trading and crime, and inadequate regulatory protection for the rights of investors all pose a significant risk, particularly to foreign investors. In addition, there is the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive, and/or exorbitant taxation, or, in the alternative, the risk that a reformed tax system may result in the inconsistent and unpredictable enforcement of the new tax laws.

Compared to most national stock markets, the Russian securities market suffers from a variety of problems not encountered in more developed markets. There is little long-term historical data on the Russian securities market because it is relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets. Additionally, because of less stringent auditing and financial reporting standards that apply to U.S. companies, there is little solid corporate information available to investors. As a result, it may be difficult to assess the value or prospects of an investment in Russian companies. Stocks of Russian companies also may experience greater price volatility than stocks of U.S. companies.

Because of the recent formation of the Russian securities market as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depos itories that meet the requirements of the 1940 Act) is defined according to entries in the company’s share register

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and is normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision nor are they licensed with any governmental entity and it is possible for a Fund to lose ownership of its securities through fraud, negligence, or even mere oversight. While the Funds will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive a Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, significant delays or problems may occur in registering the transfer of securities, which could cause a Fund to incur losses due to a counterparty’s failure to pay for securities the Fund has delivered or the Fund’s inability to complete its contractual obligations because of theft or other reasons. A Fund also may experience difficulty in obtaining and/or enforcing judgments in Russia.

The Russian economy is heavily dependent upon the export of a range of commodities including most industrial metals, forestry products, oil, and gas. Accordingly, it is strongly affected by international commodity prices and is particularly vulnerable to any weakening in global demand for these products.

Foreign investors also face a high degree of currency risk when investing in Russian securities and a lack of available currency hedging instruments. In a surprise move in August 1998, Russia devalued the ruble, defaulted on short-term domestic bonds, and imposed a moratorium on the repayment of its international debt and the restructuring of the repayment terms. These actions have negatively affected Russian borrowers’ ability to access international capital markets and have had a damaging impact on the Russian economy. In light of these and other government actions, foreign investors face the possibility of further devaluations. In addition, there is a risk that the government may impose capital controls on foreign portfolio investments in the event of extreme financial or political crisis. Such capital controls would prevent the sale of a portfolio of foreign assets and the repatriation of investment income and capital. The current economic turmoil in Russia and the effects on the current global economic crisis on the Russian economy may cause flight from the Russian ruble into U.S. dollars and other currencies, which could force the Russian central bank to spend reserves to maintain the value of the ruble. If the Russian central bank falters in its defense of the ruble, there could be additional pressure on Russia’s banks and its currency.

Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.

RISK MANAGEMENT

Each Fund may employ non-hedging risk management techniques. Risk management strategies are used to keep the Funds fully invested and to reduce the transaction costs associated with cash flows into and out of a Fund. The Funds use a wide variety of instruments and strategies for risk management and the examples below are not meant to be exhaustive.

Examples of risk management strategies include synthetically altering the duration of a portfolio or the mix of securities in a portfolio. For example, if the Adviser wishes to extend maturities in a fixed income portfolio in order to take advantage of an anticipated decline in interest rates, but does not wish to purchase the underlying long-term securities, it might cause a Fund to purchase futures contracts on long term debt securities. Likewise, if the Adviser wishes to gain exposure to an instrument but does not wish to purchase the instrument it may use swaps and related instruments. Similarly, if the Adviser wishes to decrease exposure to fixed income securities or purchase equities, it could cause the Fund to sell futures contracts on debt securities and purchase futures contracts on a stock index. Such non-hedging risk management techniques involve leverage, and thus, present, as do all leveraged transactions, the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

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the possibility of losses as well as gains that are greater than if these techniques involved the purchase and sale of the securities themselves rather than their synthetic derivatives.

SPECIAL FACTORS AFFECTING CERTAIN FUNDS

In addition to the investment strategies and policies described above, certain Funds may employ other investment strategies and policies, or similar strategies and policies to a greater extent, and, therefore, may be subject to additional risks or similar risks to a greater extent. For instance, certain Funds which invest in certain state specific securities may be subject to special considerations regarding such investments. For a description of such additional investment strategies and policies as well as corresponding risks for such Funds, see Part I of this SAI.

DIVERSIFICATION

Certain Funds are diversified funds and as such intend to meet the diversification requirements of the 1940 Act. Please refer to the Funds’ Prospectuses for information about whether a Fund is a diversified or non-diversified Fund. Current 1940 Act diversification requirements require that with respect to 75% of the assets of a Fund, the Fund may not invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of any one issuer, except cash or cash items, obligations of the U.S. government, its agencies and instrumentalities, and securities of other investment companies. As for the other 25% of a Fund’s assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer be unable to make interest or principal payments or should the market value of such securities decline.

Each of the Money Market Funds intends to comply with the diversification requirements imposed by Rule 2a-7 of the 1940 Act.

Certain other Funds are registered as non-diversified investment companies. A Fund is considered “non-diversified” because a relatively high percentage of the Fund’s assets may be invested in the securities of a single issuer or a limited number of issuers, primarily within the same economic sector. A non-diversified Fund’s portfolio securities, therefore, may be more susceptible to any single economic, political, or regulatory occurrence than the portfolio securities of a more diversified investment company.

Regardless of whether a Fund is diversified under the 1940 Act, all of the Funds will comply with the diversification requirements imposed by the Code for qualification as a regulated investment company. See “Distributions and Tax Matters.”

DISTRIBUTIONS AND TAX MATTERS

The following discussion is a brief summary of some of the important federal (and, where noted, state) income tax consequences affecting each Fund and its shareholders. There may be other tax considerations applicable to particular shareholders. Except as otherwise noted in a Fund’s Prospectus, the Funds are not intended for foreign shareholders. As a result, this section does not address in detail the tax consequences affecting any shareholder who, as to the U.S., is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership. This section is based on the Code, the regulations thereunder, published rulings and court decisions, all as currently in effect. These laws are subject to change, possibly on a retroactive basis. The following tax discussion is very general; therefore, prospective investors are urged to consult their tax advisors about the impact an investment in a Fund may have on their own tax situations and the possible application of foreign, state and local law.

Each Fund generally will be treated as a separate entity for federal income tax purposes, and thus the provisions of the Code generally will be applied to each Fund separately. Net long-term and short-term capital gain, net income and operating expenses therefore will be determined separately for each Fund.

Special tax rules apply to investments held through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisors to determine the suitability of shares of the Fund as an investment through such plans.

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Qualification as a Regulated Investment Company

Each Fund intends to elect to be treated and qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things:

(a)	derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gain from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gain from options, swaps, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies and (ii) net income derived from interests in “qualified publicly traded partnerships” (“QPTPs”, defined below);

(b)	diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities, limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested (x) in the securities (other than cash or cash items, or securities issued by the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more QPTPs. In the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer for the purposes of meeting this diversification requirement; and

(c)	distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code, without regard to the deduction for dividends paid — generally, taxable ordinary income and any excess of net short-term capital gain over net long-term capital loss) and net tax-exempt interest income, for such year.

In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (x) interests in which are traded on an established securities markets or readily tradable on a secondary market as the substantial equivalents thereof, (y) that derives at least 90% of its income from passive income sources defined in Code section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in (a)(i) above) will be treated as qualifying income. Although income from a QPTP is qualifying income, as discussed above, investments in QPTPs cannot exceed 25% of the Fund’s assets. In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a QPTP.

Gains from foreign currencies (including foreign currency options, foreign currency swaps, foreign currency futures and foreign currency forward contracts) currently constitute qualifying income for purposes of the 90% test, described in paragraph (a) above. However, the Treasury Department has the authority to issue regulations (possibly with retroactive effect) excluding from the definition of “qualifying income” a fund’s foreign currency gains to the extent that such income is not directly related to the fund’s principal business of investing in stock or securities.

For purposes of paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a QPTP. A Fund’s investment in MLPs may qualify as an investment in (1) a QPTP, (2) a “regular” partnership, (3) a “passive foreign investment company” (a “PFIC”) or (4) a corporation for U.S. federal income tax purposes. The treatment of particular MLPs for U.S. federal income tax purposes will affect the extent to which a Fund can invest in MLPs. The U.S. federal income tax consequences of a Fund’s investments in “PFICs” and “regular” partnerships are discussed in greater detail below.

If a Fund qualifies for a taxable year as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, defined below). If a Fund were to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to taxation on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gain, would be taxable to shareholders as ordinary income. Some

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portions of such distributions may be eligible for the dividends-received deduction in the case of corporate shareholders and for treatment as qualified dividend income in the case of individual shareholders. In addition, the Fund could be required to recognize unrealized gain, pay substantial taxes and interest, and make substantial distributions before re-qualifying as a regulated investment company that is accorded special tax treatment.

Each Fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and may distribute its net capital gain (that is the excess of net long-term capital gain over net short-term capital loss). Investment company taxable income which is retained by a Fund will be subject to tax at regular corporate tax rates. A Fund might also retain for investment its net capital gain. If a Fund does retain such net capital gain, such gain will be subject to tax at regular corporate rates on the amount retained, but the Fund may designate the retained amount as undistributed capital gain in a notice to its shareholders who (i) will be required to include in income for federal income tax purposes, as long-term capital gain, their respective shares of the undistributed amount, and (ii) will be entitled to credit their respective shares of the tax paid by the Fund on such undistributed amount against their federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. For federal income tax purposes, the tax basis of shares owned by a shareholder of a Fund will be increased by an amount equal under current law to the difference between the amount of undistributed capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend, its taxable income and its earnings and profits, a Fund may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December  31) as if incurred in the succeeding taxable year.

Excise Tax on Regulated Investment Companies

If a Fund fails to distribute in a calendar year an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. The Funds intend to make distributions sufficient to avoid imposition of the 4% excise tax, although each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., the excise tax amount is deemed by a Fund to be de minimis). Certain derivative instruments give rise to ordinary income and loss. If a Fund has a taxable year that begins in one calendar year and ends in the next calendar year, the Fund will be required to make this excise tax distribution during its taxable year. There is a risk that a Fund could recognize income prior to making this excise tax distribution and could recognize losses after making this distribution. As a result, an excise tax distribution could constitute a return of capital (see discussion below).

Fund Distributions

The Funds anticipate distributing substantially all of their net investment income for each taxable year. Distributions are taxable to shareholders even if they are paid from income or gain earned by the Fund before a shareholder’s investment (and thus were included in the price the shareholder paid). Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares. A shareholder whose distributions are reinvested in shares will be treated as having received a dividend equal to the fair market value of the new shares issued.

Dividends and distributions on a Fund’s shares generally are subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may represent economically a return of a particular shareholder’s investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either (i) unrealized, or (ii) realized but not distributed.

For federal income tax purposes, distributions of net investment income generally are taxable as ordinary income. Taxes on distributions of capital gain are determined by how long a Fund owned the investment that generated it, rather than how long a shareholder may have owned shares in the Fund. Distributions of net capital gain from the sale of investments that a Fund owned for more than one year and that are properly designated by the Fund as capital gain dividends (“Capital Gain Dividends”) will be taxable as long-term capital gain. Distributions of

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capital gain generally are made after applying any available capital loss carryovers. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. A distribution of gain from the sale of investments that a Fund owned for one year or less will be taxable as ordinary income. Distributions attributable to gain from the sale of MLPs that is characterized as ordinary income under the Code’s recapture provisions will be taxable as ordinary income.

Distributions of investment income designated by a Fund as derived from “qualified dividend income” will be taxed in the hands of individuals at the rates applicable to long-term capital gain. In order for some portion of the dividends received by a Fund shareholder to be qualified dividend income, the Fund must meet certain holding-period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio, and the shareholder must meet certain holding-period and other requirements with respect to the Fund’s shares. A dividend will not be treated as qualified dividend income (at either the Fund or shareholder level) (i) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (ii) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (iii) if the recipient elects to have the dividend income treated as investment interest for purposes of the limitation on deductibility of investment interest, or (iv) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the U.S. (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the U.S.) or (b) treated as a PFIC.

In general, distributions of investment income designated by a Fund as derived from qualified dividend income will be treated as qualified dividend income by a non-corporate taxable shareholder so long as the shareholder meets the holding period and other requirements described above with respect to the Fund’s shares. In any event, if the qualified dividend income received by each Fund during any taxable year is equal to or greater than 95% of its “gross income”, then 100% of the Fund’s dividends (other than dividends that are properly designated as Capital Gain Dividends) will be eligible to be treated as qualified dividend income. For this purpose, the only gain included in the term “gross income” is the excess of net short-term capital gain over net long-term capital loss.

If a Fund receives dividends from an underlying fund, and the underlying fund designates such dividends as “qualified dividend income,” then the Fund may, in turn, designate a portion of its distributions as “qualified dividend income” as well, provided the Fund meets the holding-period and other requirements with respect to shares of the underlying fund.

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any Capital Gain Dividends received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of such Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A distribution paid to shareholders by a Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November, or December of that preceding year. The Funds will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If a Fund makes a distribution to its shareholders in excess of its current and accumulated “earnings and profits” in any taxable year, the excess distribution will be treated as a return of capital to the extent of each shareholder’s basis (for tax purposes) in its shares, and any distribution in excess of basis will be treated as capital gain. A return of capital is not taxable, but it reduces the shareholder’s basis in its shares, which reduces the loss (or increases the gain) on a subsequent taxable disposition by such shareholder of the shares.

Dividends of net investment income received by corporate shareholders (other than shareholders that are S corporations) of a Fund will qualify for the 70% dividends-received deduction generally available to corporations to the extent of the amount of qualifying dividends received by the Fund from domestic corporations for the taxable year. A dividend received by a Fund will not be treated as a qualifying dividend (1) if the stock on which the dividend is paid is considered to be “debt-financed” (generally, acquired with borrowed funds), (2) if it has been received with respect to any share of stock that the Fund has held less than 46 days (91 days in the case of certain

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preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (3) to the extent that the Fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends-received deduction may be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of a Fund or (2) by application of the Code. However, any distributions received by a Fund from real estate investment trusts (“REITs”) and PFICs will not qualify for the corporate dividends-received deduction.

For taxable years beginning after December 31, 2012, an additional 3.8% Medicare tax will be imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

Sale or Redemption of Shares

The sale, exchange, or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on (or undistributed capital gains credited with respect to) such shares. Additionally, any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less may be disallowed to the extent of any distributions treated as exempt interest dividends with respect to such shares. For taxable years beginning after December 31, 2012, the maximum individual rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Depending on a shareholder’s percentage ownership in the Fund, a partial redemption of Fund shares could cause the shareholder to be treated as receiving a dividend, taxable as ordinary income in an amount equal to the full amount of the distribution, rather than capital gain income.

Fund Investments

Certain investments of the Funds, including transactions in options, swaptions, futures contracts, forward contracts, straddles, swaps, short sales, foreign currencies, inflation-linked securities and foreign securities, including for hedging purposes, will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules). In a given case, these rules may accelerate income to a Fund, defer losses to a Fund, cause adjustments in the holding periods of a Fund’s securities, convert long-term capital gain into short-term capital gain, convert short-term capital losses into long-term capital loss, or otherwise affect the character of a Fund’s income. These rules could therefore affect the amount, timing and character of distributions to shareholders and cause differences between a Fund’s book income and its taxable income. If a Fund’s book income exceeds its taxable income, the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment. Income earned as a result of these transactions would, in general, not be eligible for the dividends-received deduction or for treatment as exempt-interest dividends when distributed to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interest of each Fund and its shareholders.

The Fund’s participation in loans of securities may affect the amount, timing, and character of distributions to shareholders. With respect to any security subject to a securities loan, any (i) amounts received by the Fund in place of dividends earned on the security during the period that such security was not directly held by the Fund will not give rise to qualified dividend income and (ii) withholding taxes accrued on dividends during the period that such security was not directly held by the Fund will not qualify as a foreign tax paid by the Fund and therefore cannot be passed through to shareholders even if the Fund meets the requirements described in “Foreign Taxes,” below.

Certain debt securities purchased by the Funds are sold at an original issue discount and thus do not make periodic cash interest payments. Similarly, zero-coupon bonds do not make periodic interest payments. Generally,

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the amount of the original issue discount is treated as interest income and is included in taxable income (and required to be distributed) over the term of the debt security even though payment of that amount is not received until a later time, usually when the debt security matures. In addition, payment-in-kind securities will give rise to income that is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year. Because each Fund distributes substantially all of its net investment income to its shareholders (including such imputed interest), a Fund may have to sell portfolio securities in order to generate the cash necessary for the required distributions. Such sales may occur at a time when the Adviser would not otherwise have chosen to sell such securities and may result in a taxable gain or loss. Some of the Funds may invest in inflation-linked debt securities. Any increase in the principal amount of an inflation-linked debt security will be original issue discount, which is taxable as ordinary income and is required to be distributed, even though the Fund will not receive the principal, including any increase thereto, until maturity. A Fund investing in such securities may be required to liquidate other investments, including at times when it is not advantageous to do so, in order to satisfy its distribution requirements and to eliminate any possible taxation at the Fund level.

A Fund may invest to a significant extent in debt obligations that are in the lowest rated categories (or are unrated), including debt obligations of issuers that are not currently paying interest or that are in default. Investments in debt obligations that are at risk of being in default (or are presently in default) present special tax issues for a Fund. Tax rules are not entirely clear about issues such as when a Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by each Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income taxation or any excise tax.

Transactions of certain Funds in foreign currencies, foreign currency denominated debt securities and certain foreign currency options, future contracts and forward contracts (and similar instruments) may accelerate income recognition and result in ordinary income or loss to a Fund for federal income tax purposes which will be taxable to the shareholders as such when it is distributed to them.

Special tax considerations apply if a Fund invests in investment companies that are taxable as partnerships for federal income tax purposes. In general, the Fund will not recognize income earned by such an investment company until the close of the investment company’s taxable year. But the Fund will recognize such income as it is earned by the investment company for purposes of determining whether it is subject to the 4% excise tax. Therefore, if the Fund and such an investment company have different taxable years, the Fund may be compelled to make distributions in excess of the income recognized from such an investment company in order to avoid the imposition of the 4% excise tax. A Fund’s receipt of a non-liquidating cash distribution from an investment company taxable as a partnership generally will result in recognized gain (but not loss) only to the extent that the amount of the distribution exceeds the Fund’s adjusted basis in shares of such investment company before the distribution. A Fund that receives a liquidating cash distribution from an investment company taxable as a partnership will recognize capital gain or loss to the extent of the difference between the proceeds received by the Fund and the Fund’s adjusted tax basis in shares of such investment company; however, the Fund will recognize ordinary income, rather than capital gain, to the extent that the Fund’s allocable share of “unrealized receivables” (including any accrued but untaxed market discount) exceeds the shareholder’s share of the basis in those unrealized receivables.

Some amounts received by each Fund with respect to its investments in MLPs will likely be treated as a return of capital because of accelerated deductions available with respect to the activities of such MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain with respect to that asset (or, if the Fund does not dispose of the MLP, the Fund likely will realize taxable income in excess of cash flow with respect to the MLP in a later period), and the Fund must take such income into account in determining whether the Fund has satisfied its distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and to meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to sell securities or borrow money at such time.

Some of the Funds may invest in REITs. Such investments in REIT equity securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. A Fund’s investments in REIT equity securities may at other times result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes. Dividends received by a Fund from a REIT generally will not constitute qualified dividend income.

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A Fund might invest directly or indirectly in residual interests in real estate mortgage investment conduits (“REMICs”) or equity interests in taxable mortgage pools (“TMPS”). Under a notice issued by the IRS in October 2006 and Treasury regulations that have not yet been issued (but may apply with retroactive effect) a portion of a Fund’s income from a REIT that is attributable to the REIT’s residual interest in a REMIC or a TMP (referred to in the Code as an “excess inclusion”) will be subject to federal income taxation in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as each of the Funds, will generally be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC or TMP residual interest directly.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions) and (ii) will constitute unrelated business taxable income (“UBTI”) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income. In addition, because the Code provides that excess inclusion income is ineligible for treaty benefits, a regulated investment company must withhold tax on excess inclusions attributable to its foreign shareholders at a 30% rate of withholding, regardless of any treaty benefits for which a shareholder is otherwise eligible.

Any investment in residual interests of a Collateralized Mortgage Obligation (a “CMO”) that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders. Under current law, the Fund serves to block unrelated business taxable income (“UBTI”) from being realized by its tax-exempt shareholders. Notwithstanding the foregoing, a tax-exempt shareholder will recognize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Fund recognizes “excess inclusion income” derived from direct or indirect investments in REMIC residual interests or TMPs if the amount of such income recognized by the Fund exceeds the Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or in TMPs. Under legislation enacted in December 2006, a CRT, as defined in section 664 of the Code, that realizes UBTI for a taxable year must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in a Fund that recognizes “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the U.S., a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in a Fund that recognizes “excess inclusion income,” then the Fund will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, each Fund may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Fund. The Funds have not yet determined whether such an election will be made. CRTs are urged to consult their tax advisors concerning the consequences of investing in a Fund.

If a Fund invests in PFICs, certain special tax consequences may apply. A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons. A Fund’s investments in certain PFICs could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company. This tax cannot be eliminated by making distributions to Fund shareholders. In addition, certain interest charges may be imposed on the Fund as a result of such distributions.

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If a Fund is in a position to treat a PFIC as a “qualified electing fund” (“QEF”), the Fund will be required to include its share of the company’s income and net capital gain annually, regardless of whether it receives any distributions from the company. Alternately, a Fund may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year. Such gain and loss are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed by the Fund to avoid taxation. Making either of these elections, therefore, may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return. A fund that invests indirectly in PFICs by virtue of the fund’s investment in other investment companies that qualify as “U.S. persons” within the meaning of the Code may not make such elections; rather, such underlying investment companies investing directly in the PFICs would decide whether to make such elections. Dividends paid by PFICs will not be eligible to be treated as “qualified dividend income.”

The ability of a Fund to invest directly in commodities, and in certain commodity-related securities and other instruments, is subject to significant limitations in order to enable a Fund to maintain its status as a regulated investment company under the Code.

Investment in Other Funds

If a Fund invests in shares of other mutual funds, ETFs or other companies that are taxable as regulated investment companies, as well as certain investments in REITs (collectively, “underlying funds”), its distributable income and gains will normally consist, in part, of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until it disposes of shares of the underlying fund. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gain realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to a Fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the Fund at a loss and the Fund acquires substantially identical shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the Fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, the amount of net investment income and net capital gain that each Fund will be required to distribute to shareholders may be greater than what such amounts would have been had the Fund directly invested in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, exempt interest, eligibility for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the underlying funds.

If a Fund received dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund designates such dividends as “qualified dividend income”, then the Fund is permitted in turn to designate a portion of its distributions as “qualified dividend income”, provided the Fund meets holding period and other requirements with respect to shares of the underlying fund.

Depending on a Fund’s percentage ownership in an underlying fund, both before and after a redemption, a redemption of shares of an underlying fund by a Fund may cause the Fund to be treated as receiving a Section 301 distribution taxable as a dividend to the extent of its allocable shares of earnings and profits, on the full amount of the distribution instead of receiving capital gain income on the shares of the underlying fund. Such a distribution may be treated as qualified dividend income and thus eligible to be taxed at the rates applicable to long-term capital gain. If qualified dividend income treatment is not available, the distribution may be taxed as ordinary income. This could cause shareholders of the Fund to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly.

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For taxable years beginning on or before December 22, 2010, a Fund cannot pass through to shareholders foreign tax credits borne in respect of foreign securities income or exempt interest dividends in respect of tax-exempt obligations, in each case, earned by an underlying fund. For taxable years beginning after December 22, 2010, a Fund may elect to pass through to shareholders foreign tax credits from an underlying fund and exempt-interest dividends from an underlying fund, provided that at least 50% of the Fund’s total assets are invested in other regulated investment companies at the end of each quarter of the taxable year.

Backup Withholding

Each Fund generally is required to backup withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to, and the proceeds of share sales, exchanges, or redemptions made by, any individual shareholder who fails to properly furnish the Fund with a correct taxpayer identification number (“TIN”), who has under-reported dividend or interest income, or who fails to certify to the Fund that he or she is not subject to backup withholding. The backup withholding rules may also apply to distributions that are properly designated as exempt-interest dividends. The backup withholding tax rate is 28%.

Foreign Shareholders

The Funds are not intended for foreign shareholders.

Distributions properly designated as Capital Gain Dividends and exempt-interest dividends generally will not be subject to withholding of federal income tax. However, exempt-interest dividends may be subject to backup withholding (as discussed above). In general, dividends other than Capital Gain Dividends and exempt-interest dividends paid by a Fund to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding. However, effective for taxable years of a Fund beginning before January 1, 2014 (or a later date if extended by the U.S. Congress as discussed below), the Fund will not be required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within certain foreign countries that have inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly designated by the Fund (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests (as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly designated by the Fund (“short-term capital gain dividends”). Depending on the circumstances, a Fund may make designations of interest-related and/or short-term capital gain dividends with respect to all, some or none of its potentially eligible dividends and/or treat such dividends, in whole or in part, as ineligible for these exemptions from withholding. In the case of shares held through an intermediary, the intermediary may withhold even if a Fund makes a designation with respect to a payment. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts. Absent legislation extending these exemptions for taxable years beginning on or after January 1, 2014, these special withholding exemptions for interest-related and short-term capital gain dividends will expire and these dividends generally will be subject to withholding as described above.

A beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Fund or on Capital Gain Dividends or exempt-interest dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met or (iii) the shares constitute “U.S. real property interests” (“USRPIs”) or the Capital Gain Dividends are attributable to gains from the sale or exchange of USRPIs in accordance with the rules set forth below.

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Special rules apply to distributions to foreign shareholders from a Fund that is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of the exceptions to the definition thereof described below. Additionally, special rules apply to the sale of shares in a Fund that is a USRPHC. Very generally, a USRPHC is a domestic corporation that holds U.S. real property interests (“USRPIs”) — USRPIs are defined as any interest in U.S. real property or any equity interest in a USRPHC — the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States and other assets. A Fund that holds (directly or indirectly) significant interests in REITs may be a USRPHC. The special rules discussed in the next paragraph will also apply to distributions from a Fund that would be a USRPHC absent exclusions from USRPI treatment for interests in domestically controlled REITs or regulated investment companies and not-greater-than-5% interests in publicly traded classes of stock in REITs or regulated investment companies.

In the case of a Fund that is a USRPHC or would be a USRPHC but for the exceptions from the definition of USRPI (described immediately above), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier regulated investment company or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the Fund’s foreign shareholders. (However, absent legislation, after December 31, 2013, this “look-through” treatment for distributions by the Fund to foreign shareholders will apply only to such distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT and required to be treated as USRPI gain in the Fund’s hands.) If the foreign shareholder holds (or has held in the prior year) more than a 5% interest in the Fund, such distributions will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign shareholders (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is a short-term capital gain dividend or a Capital Gain Dividend), and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign shareholder. Foreign shareholders of a Fund are also subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of Fund shares.

In addition, with respect to open-end funds, a Fund that is a USRPHC must typically withhold 10% of the amount realized in a redemption by a greater-than-5% foreign shareholder, and that shareholder must file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. On or before December 31, 2013, no withholding is generally required with respect to amounts paid in redemption of shares of a Fund if the Fund is a domestically controlled USRPHC or, in certain limited cases, if the Fund (whether or not domestically controlled) holds substantial investments in regulated investment companies that are domestically controlled USRPHCs. Absent legislation extending this exemption from withholding beyond December 31, 2013, it will expire at that time and any previously exempt Fund will be required to withhold with respect to amounts paid in redemption of its shares as described above.

In order to qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, the foreign investor must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign investors in a Fund should consult their tax advisers in this regard.

If a shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States.

A beneficial holder of shares who is a foreign person may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above. Foreign shareholders in a Fund should consult their tax advisors with respect to the potential application of the above rules.

Effective January 1, 2014, a Fund will be required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends and (effective January 1, 2017) redemption proceeds made to certain non-U.S. entities that fail to comply (or be deemed compliant) with extensive new reporting and withholding requirements designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to a Fund to enable the Fund to determine whether withholding is required.

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Foreign Taxes

Certain Funds may be subject to foreign withholding taxes or other foreign taxes with respect to income (possibly including, in some cases, capital gain) received from sources within foreign countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of a Fund’s assets at year end consists of the securities of foreign corporations, the Fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the Fund to foreign countries in respect of foreign securities the Fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code and the Treasury Regulations issued thereunder, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their Fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

If a Fund does not make the above election or if more than 50% of its assets at the end of the year do not consist of securities of foreign corporations, the Fund’s net income will be reduced by the foreign taxes paid or withheld. In such cases, shareholders will not be entitled to claim a credit or deduction with respect to foreign taxes.

The foregoing is only a general description of the treatment of foreign source income or foreign taxes under the U.S. federal income tax laws. Because the availability of a credit or deduction depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisors.

Exempt-Interest Dividends

Some of the Funds intend to qualify to pay exempt-interest dividends to their respective shareholders. In order to qualify to pay exempt-interest dividends, at least 50% of the value of a Fund’s total assets must consist of tax-exempt municipal bonds at the close of each quarter of the Fund’s taxable year. An exempt-interest dividend is that part of a dividend that is properly designated as an exempt-interest dividend and that consists of interest received by a Fund on such tax-exempt securities. Shareholders of Funds that pay exempt-interest dividends would not incur any regular federal income tax on the amount of exempt-interest dividends received by them from a Fund, but an investment in such a Fund may result in liability for federal and state alternative minimum taxation and may be subject to state and local taxes.

Interest on indebtedness incurred or continued by a shareholder, whether a corporation or an individual, to purchase or carry shares of a Fund is not deductible to the extent it relates to exempt-interest dividends received by the shareholder from that Fund. Any loss incurred on the sale or redemption of a Fund’s shares held for six months or less will be disallowed to the extent of exempt-interest dividends received with respect to such shares.

Interest on certain tax-exempt bonds that are private activity bonds within the meaning of the Code is treated as a tax preference item for purposes of the alternative minimum tax, and any such interest received by a Fund and distributed to shareholders will be so treated for purposes of any alternative minimum tax liability of shareholders to the extent of the dividend’s proportionate share of a Fund’s income consisting of such interest. All exempt-interest dividends are subject to the corporate alternative minimum tax.

The exemption from federal income tax for exempt-interest dividends does not necessarily result in exemption for such dividends under the income or other tax laws of any state or local authority. Shareholders that receive social security or railroad retirement benefits should consult their tax advisors to determine what effect, if any, an investment in a Fund may have on the federal taxation of their benefits.

From time to time legislation may be introduced or litigation may arise that would change the tax treatment of exempt-interest dividends. Such legislation or litigation may have the effect of raising the state or other taxes payable by shareholders on such dividends. Shareholders should consult their tax advisors for the current federal, state and local law on exempt-interest dividends.

State and Local Tax Matters

Depending on the residence of the shareholders for tax purposes, distributions may also be subject to state and local taxation. Rules of state and local taxation regarding qualified dividend income, ordinary income dividends and

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capital gain dividends from regulated investment companies may differ from the rules of U.S. federal income tax in many respects. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Funds.

Most states provide that a regulated investment company may pass through (without restriction) to its shareholders state and local income tax exemptions available to direct owners of certain types of U.S. government securities (such as U.S. Treasury obligations). Thus, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities should be free from state and local income taxation to the extent that the interest income from such investments would have been exempt from state and local taxes if such securities had been held directly by the respective shareholders. Certain states, however, do not allow a regulated investment company to pass through to its shareholders the state and local income tax exemptions available to direct owners of certain types of U.S. government securities unless a Fund holds at least a required amount of U.S. government securities. Accordingly, for residents of these states, distributions derived from a Fund’s investment in certain types of U.S. government securities may not be entitled to the exemptions from state and local income taxes that would be available if the shareholders had purchased U.S. government securities directly. The exemption from state and local income taxes does not preclude states from asserting other taxes on the ownership of U.S. government securities. To the extent that a Fund invests to a substantial degree in U.S. government securities which are subject to favorable state and local tax treatment, shareholders of the Fund will be notified as to the extent to which distributions from the Fund are attributable to interest on such securities.

Tax Shelter Reporting Regulations

If a shareholder realizes a loss on disposition of a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

General Considerations

The federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of each of the Funds, as well as the effects of state, local and foreign tax law and any proposed tax law changes.

TRUSTEES

The names of the Trustees of the Trusts, together with information regarding their year of birth, the year each Trustee became a Board member of the Trusts, the year each Trustee first became a Board member of any of the heritage J.P. Morgan Funds or heritage One Group Mutual Funds, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Securities Exchange Act”) or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, are shown below. The contact address for each of the Trustees is 270 Park Avenue, New York, NY 10017.

Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years
Independent Trustees

John F. Finn (1947); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1998.	Chairman (1985–present), President and Chief Executive Officer, Gardner, Inc. (supply chain management company serving industrial and consumer markets) (1974–present).	171	Director, Cardinal Health, Inc (CAH) (1994–present); Director, Greif, Inc. (GEF) (industrial package products and services) (2007–present).

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Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years

Dr. Matthew Goldstein (1941); Chairman since 2013; Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Chancellor, City University of New York (1999–present); President, Adelphi University (New York) (1998–1999).	171	Director, Bronx-Lebanon Hospital Center; Director, United Way of New York City (2002–present): Trustee, Museum of Jewish Heritage (2011–present).

Robert J. Higgins (1945); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2002.	Retired; Director of Administration of the State of Rhode Island (2003–2004); President — Consumer Banking and Investment Services, Fleet Boston Financial (1971–2001).	171	None

Peter C. Marshall (1942); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1985.	Self-employed business consultant (2002–present).	171	Director, Center for Communication, Hearing and Deafness (1990–present).

Mary E. Martinez (1960); Trustee of Trusts since 2013	Associate, Special Properties, a Christie’s International Real Estate Affiliate (2010–Present); Managing Director, Bank of America (Asset Management) (2007–2008); Chief Operating Officer, U.S. Trust Asset Management; U.S. Trust Company (asset management) (2003–2007); President, Excelsior Funds (registered investment companies) (2004–2005).	171	Member, New York City Center Advisory Council (oversees public performing arts facilities) (2006–Present)

Marilyn McCoy* (1948); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1999.	Vice President of Administration and Planning, Northwestern University (1985–present).	171	Trustee, Carleton College (2003–present).

Mitchell M. Merin (1953); Trustee of Trusts since 2013	Retired; President and Chief Operating Officer, Morgan Stanley Investment Management, Member Morgan Stanley & Co. Management Committee (registered investment adviser) (1998–2005).	171	Director, Sun Life Financial (SLF) (2007 to Present) (financial services and insurance); Trustee, Trinity College, Hartford, CT (2002–2010)

William G. Morton, Jr. (1937); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2003.	Retired; Chairman Emeritus (2001–2002), and Chairman and Chief Executive Officer, Boston Stock Exchange (1985–2001).	171	Director, Radio Shack Corp. (1987–2008); Trustee, Stratton Mountain School (2001–present).

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Name (Year of Birth; Positions with the Funds since)	Principal Occupation During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee(1)	Other Directorships Held During the Past 5 Years

Dr. Robert A. Oden, Jr. (1946); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1997.	Retired; President, Carleton College (2002–2010); President, Kenyon College (1995–2002).	171

Trustee, American University in Cairo (1999–present); Chairman, Dartmouth-Hitchcock Medical Center (2013–present), Trustee,

Dartmouth-Hitchcock Medical Center (2011–present); Trustee, American Schools of Oriental Research (2011–present); Trustee, Carleton College (2002–2010).

Marian U. Pardo** (1946); Trustee of Trusts effective February 1, 2013	Managing Director and Founder, Virtual Capital Management LLC (Investment Consulting) (2007–present); Managing Director, Credit Suisse Asset Management (portfolio manager) (2003–2006).	171	Member, Board of Governors, Columbus Citizens Foundation (not-for-profit supporting philanthropic and cultural programs) (2006–Present)

James J. Schonbachler (1943); Trustee of Trusts since 2005; Trustee of heritage J.P. Morgan Funds since 2001.	Retired; Managing Director of Bankers Trust Company (financial services) (1968– 1998).	171	None

Frederick W. Ruebeck (1939); Trustee of Trusts since 2005; Trustee of heritage One Group Mutual Funds since 1994.	Consultant (2000–present); Advisor, JP Greene & Associates, LLC (broker-dealer) (2000–2009); Chief Investment Officer, Wabash College (2004–present); Director of Investments, Eli Lilly and Company (pharmaceuticals) (1988–1999).	171	Trustee, Wabash College (1988–present); Chairman, Indianapolis Symphony Orchestra Foundation (1994–present).

Interested Trustee Not Affiliated with the Adviser

Frankie D. Hughes*** (1952); Trustee of Trusts since 2008.	President and Chief Investment Officer, Hughes Capital Management, Inc. (fixed income asset management) (1993–present).	171	Trustee, The Victory Portfolios (2000–2008).

(1)	A Fund Complex means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment and investor services or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies. The J.P. Morgan Funds Complex for which the Board of Trustees serves currently includes eleven registered investment companies (171 funds), including JPMMFG which liquidated effective November 29, 2012, and is in the process of winding up its affairs.
*	Ms. McCoy has served as Vice President of Administration and Planning for Northwestern University since 1985. William M. Daley was the Head of Corporate Responsibility for JPMorgan Chase & Co. prior to January 2011 and served as a member of the Board of Trustees of Northwestern University from 2005 through 2010. JPMIM, the Funds’ investment adviser, is a wholly-owned subsidiary of JPMorgan Chase & Co. Five other members of the Board of Trustees of Northwestern University are executive officers of registered investment advisers (not affiliated with JPMorgan) that are under common control with sub-advisers to certain J.P. Morgan Funds.
**	In connection with prior employment with JPMorgan Chase, Ms. Pardo was the recipient of non-qualified pension plan payments from JPMorgan Chase in the amount of approximately $2,055 per month, which she irrevocably waived effective January 1, 2013, and deferred compensation payments from JPMorgan Chase in the amount of approximately $7,294 per year, which ended in January 2013. In addition, Ms. Pardo receives payments from a fully funded qualified plan, which is not an obligation of JPMorgan Chase.
***	Ms. Hughes is treated as an “interested person” based on the portfolio holdings of clients of Hughes Capital Management, Inc.

The Trustees serve for an indefinite term, subject to the Trusts’ current retirement policy, which is age 75 for all Trustees, except that the Board has determined Mr. Morton should continue to serve until December 31, 2014. The Board of Trustees decides upon general policies and is responsible for overseeing the business affairs of the Trusts.

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Qualifications of Trustees

The Board’s Governance Committee is responsible for selection and nomination of persons for election or appointment as Trustees. Effective December 31, 2012, Fergus A. Reid, William J. Armstrong and Leonard Spalding retired from the Board. In order to fill the vacancies created by Messrs. Reid, Armstrong, and Spalding, the Governance Committee and the Board appointed Mary E. Martinez and Mitchell M. Merin to serve as Trustees effective January 1, 2013 and Marian U. Pardo to serve as Trustee effective February 1, 2013. Information regarding Mr. Merin’s, Ms. Martinez’s, and Ms. Pardo’s year of birth, principal occupations and other board memberships, including those in any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any company registered as an investment company under the 1940 Act, is set forth above.

In concluding that Ms. Martinez, Mr. Merin, and Ms. Pardo should serve as Trustees of the Funds, the Governance Committee and Board evaluated Ms. Martinez, Mr. Merin, and Ms. Pardo both individually and in the context of their anticipated contribution to the Board’s overall effectiveness. The Governance Committee and the Board considered that Ms. Martinez, Mr. Merin and Ms. Pardo each has significant and relevant experience and knowledge concerning registered investment companies and asset management. The Governance Committee and the Board also considered the strong leadership skills, commitment, and integrity that Ms. Martinez, Mr. Merin and Ms. Pardo each possesses as well as their ability to work effectively and collaboratively with other members of the Board. In reaching its conclusion that Ms. Martinez, Mr. Merin, and Ms. Pardo should serve as Trustees of the Funds, the Board also considered the following additional specific qualifications:

Mary E. Martinez. The Governance Committee and the Board considered the breadth and depth of Ms. Martinez’s experience as a senior financial services executive with 25 years of experience in asset management, wealth management and private banking services. The Governance Committee and the Board noted Ms. Martinez’s qualifications with respect to registered investment companies and asset management products as a result of serving as president to other registered investment companies and as a chief operating officer of an asset management firm with responsibility for product development, management, infrastructure and operating oversight. The Governance Committee and the Board also considered Ms. Martinez’s potential contribution to the effectiveness of the Board given her experience with respect to: (1) diversified product offerings including fundamental, quantitative, traditional and alternative asset classes; (2) asset and portfolio management analytics; (3) risk management and governance; and (4) regulatory and financial reporting.

Mitchell M. Merin. The Governance Committee and the Board noted that Mr. Merin has been in the securities and asset management business for over 25 years and has served as both a board member and president of other registered investment companies. The Governance Committee and the Board also considered that Mr. Merin has held leadership positions within the investment company industry including serving as a member of the Executive Committee of the Board of Governors of the Investment Company Institute and the Chair of the Fixed Income Securities and Investment Company Committees of NASDR. The Governance Committee and the Board also considered Mr. Merin’s potential contribution to the effectiveness of the Board given his experience with respect to: (1) taxable fixed income products and derivatives; (2) investment oversight; and (3) board governance of registered investment companies and other public companies.

Marian U. Pardo. The Governance Committee and the Board noted that Ms. Pardo has been in the financial services industry since 1968, with experience in banking, lending, and investment management and served as a portfolio manager for equity funds across the capitalization spectrum including, prior to 2002, small cap US equity funds advised by JPMIM. The Governance Committee and the Board also considered Ms. Pardo’s potential contribution to the effectiveness of the Board given her experience with respect to: (1) portfolio management, (2) the Funds’ investment advisory business, and (3) banking and investment management.

With respect to the Trustees who were members of the Board prior to December 31, 2012, the Governance Committee and Board have evaluated each Trustee both individually and in the broader context of the Board’s overall effectiveness. The following is a description of the factors considered by the Governance Committee and the Board in concluding that each Trustee should serve as Trustee of the Funds.

The Governance Committee and the Board considered the commitment that each Trustee has demonstrated in serving on the Board including the significant time each Trustee has devoted to preparing for meetings and the active engagement and participation of each Trustee at Board meetings. The Governance Committee and the Board also considered the character of each Trustee and their commitment to executing his or her duties as a trustee with diligence, honesty and integrity. The Governance Committee and the Board also considered the contributions that

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each Trustee has made to the Board in terms of experience, leadership, independence and the ability to work well with other Board members.

The Governance Committee and the Board noted the additional experience that each of the Trustees has gained with respect to registered investment companies as a result of his or her service on the Board. The Funds overseen by the Board represent almost every asset class, including: (1) fixed income funds including traditional bond funds, municipal bond funds, high yield funds, government funds and emerging market debt funds; (2) money market funds; (3) international, emerging market and country/region funds; (4) equity funds including small, mid and large capitalization funds and value and growth funds; (5) index funds; (6) funds of funds, including target date funds; and (7) specialty funds including market neutral funds, long/short funds and funds that invest in real estate securities and commodity-related securities and derivatives. The Governance Committee and the Board also considered the experience that each Trustee had with respect to reviewing agreements with the Funds’ service providers including the Advisers, custodian, fund accountant and securities lending agents.

The Governance Committee and the Board also considered the experience and contribution of each Trustee in the context of the Board’s leadership and committee structure. The Board has four committees: the Investments Committee, the Audit and Valuation Committee, the Compliance Committee and the Governance Committee. See “Leadership Structure and Oversight” and “Standing Committees.” The Investments Committee has three sub-committees: an Equity Sub-Committee, a Money Market and Alternative Products Sub-Committee and a Fixed Income Sub-Committee. Different members of the Investments Committee serve on the sub-committee with respect to each asset type thereby allowing the Board to effectively evaluate information for each of the Funds in the complex in a focused, disciplined manner.

The Governance Committee also considered the operational efficiencies achieved by having a single Board for all of the registered investment companies overseen by the Advisers and their affiliates as well as the extensive experience of certain Trustees in serving on Boards for registered investment companies advised by subsidiaries or affiliates of Bank One Corporation or JPMorgan Chase & Co. (known respectively as “heritage J.P. Morgan Funds” or “heritage One Group Mutual Funds”).

In reaching its conclusion that each Trustee should serve as a Trustee of the Funds, the Board also considered the experience as set forth above and the following additional specific qualifications, contributions and experience of each of the following Trustees:

John F. Finn. Mr. Finn has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1998. Until February 12, 2013, Mr. Finn served on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Finn has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. Mr. Finn also serves on the Equity Sub-Committee and the Governance Committee.

Dr. Matthew Goldstein. Dr. Goldstein has served as the Chairman of the Board since January 2013 and on the J.P. Morgan Funds Board since 2005. Dr. Goldstein was a member of the heritage J.P. Morgan Funds Board since 2003. Dr. Goldstein serves as the Chairman of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the J.P. Morgan Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, oversight of the Funds’ risk management processes and oversight and review of matters with respect to service providers to the Funds. Dr. Goldstein previously served as the Chairman of the Money Market and Alternative Products Sub-Committee.

Robert J. Higgins. Mr. Higgins has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2002. Until February 6, 2013, Mr. Higgins served on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Higgins has participated in the appointment of the Fund’s independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds and acting as a liaison between

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the Funds’ independent registered public accounting firm and the full Board. Mr. Higgins also serves as Chairman of the Equity Sub-Committee and is a member of the Compliance Committee.

Frankie D. Hughes. Ms. Hughes has served on the Board since 2008. Until February 6, 2013, Ms. Hughes was a member of the Fixed Income Sub-Committee. Ms. Hughes is also a member of the Compliance Committee. As a member of the Compliance Committee, she has participated in the oversight of the Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures. Ms. Hughes also serves as a member of the Money Market and Alternative Products Sub-Committee.

Peter C. Marshall. Mr. Marshall has served on the J.P. Morgan Funds Board since 2005 and is currently Vice Chairman. Mr. Marshall was also the Chairman of the heritage One Group Mutual Funds Board, serving as a member of such Board since 1985. Mr. Marshall was also an Audit Committee Financial Expert for the heritage One Group Mutual Funds. Mr. Marshall serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, oversight of the Funds’ risk management processes and oversight and review of matters with respect to service providers to the Funds. Mr. Marshall also serves as a member of the Money Market and Alternative Products Sub-Committee.

Marilyn McCoy. Ms. McCoy has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1999. Ms. McCoy is the Chairman of the Compliance Committee. As a member of the Compliance Committee, she has participated in the oversight of Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures. Ms. McCoy also serves as a member of the Equity Sub-Committee.

William G. Morton, Jr. Mr. Morton has served on the Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2003. Mr. Morton also serves as a member of the Governance Committee. As a member of the Governance Committee, he has participated in the selection and nomination of persons for election or appointment as Trustees, periodic review of the compensation payable to the Trustees, review and evaluation of the functioning of the Board and its committees, oversight of any ongoing litigation affecting the Funds, the Advisers or the non-interested Trustees, oversight of regulatory issues or deficiencies affecting the Funds, oversight of the Funds’ risk management processes and oversight and review of matters with respect to service providers to the Funds. Mr. Morton also serves on the Equity Sub-Committee.

Dr. Robert A. Oden, Jr. Dr. Oden has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1997. Dr. Oden is a member of the Fixed Income Sub-Committee. Dr. Oden was also a member of the Compliance Committee. As a member of the Compliance Committee, he has participated in the oversight of the Funds’ and the J.P. Morgan Funds’ compliance with legal and regulatory and contractual requirements and compliance policies and procedures. Dr. Oden is also a member of the Governance Committee.

Frederick W. Ruebeck. Mr. Ruebeck has served on the Board since 2005 and was a member of the heritage One Group Mutual Funds Board since 1994. Mr. Ruebeck is the Chairman of the Fixed Income Sub-Committee. Mr. Ruebeck also serves on the Audit and Valuation Committee. As a member of the Audit and Valuation Committee, Mr. Ruebeck has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board.

James J. Schonbachler. Mr. Schonbachler has served on the J.P. Morgan Funds Board since 2005 and was a member of the heritage J.P. Morgan Funds Board since 2001. Mr. Schonbachler is a member of the Fixed Income Sub-Committee. The Fixed Income Sub-Committee is responsible for fixed income funds. Mr. Schonbachler serves as Chairman of the Audit and Valuation Committee. In connection with his duties to the Audit and Valuation Committee, Mr. Schonbachler has participated in the appointment of the Funds’ independent accountants, the oversight of the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board.

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Board Leadership Structure and Oversight

The Board has structured itself in a manner that allows it to effectively perform its oversight function. The Chairman of the Board is an independent Trustee, which allows him to carry out his leadership duties as Chairman with objectivity.

The Board has adopted a committee structure that allows it to effectively perform its oversight function for all of the Funds in the complex. As described under “Qualifications of Trustees” and “Standing Committees,” the Board has four committees: the Investments Committee, the Audit and Valuation Committee, the Compliance Committee and the Governance Committee. The Investments Committee has three sub-committees: an Equity Sub-Committee, a Money Market and Alternative Products Sub-Committee, and a Fixed Income Sub-Committee. The Board has determined that the leadership and committee structure is appropriate for the Funds and allows the Board to effectively and efficiently evaluate issues that impact the J.P. Morgan Funds as a whole as well as issues that are unique to each Fund.

The Board and the Committees take an active role in risk oversight including the risks associated with registered investment companies including investment risk, compliance and valuation. The Governance Committee oversees and reports to the Board on the risk management processes for the Funds. In addition, in connection with its oversight, the Board receives regular reports from the Chief Compliance Officer (“CCO”), the Advisers, the Administrator, and the internal audit department of JPMorgan Chase & Co. The Board also receives periodic reports from the Chief Risk Officer of J.P. Morgan Asset Management1 (“JPMAM”) including reports concerning operational controls that are designed to address market risk, credit risk, and liquidity risk among others. The Board also receives regular reports from personnel responsible for JPMAM’s business resiliency and disaster recovery.

In addition, the Board and its Committees work on an ongoing basis in fulfilling the oversight function. At each quarterly meeting, each Investment Sub-Committee meets with representatives of the Advisers as well as an independent consultant to review and evaluate the ongoing performance of the Funds. Each Investment Sub-Committee reports these reviews to the full Board. The Audit and Valuation Committee is responsible for oversight of the performance of the Fund’s audit, accounting and financial reporting policies, practices and internal controls and valuation policies, assisting the Board in its oversight of the valuation of the Funds’ securities by the Advisers, overseeing the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds, and acting as a liaison between the Funds’ independent registered public accounting firm and the full Board. The Compliance Committee is responsible for oversight of the Funds’ compliance with legal, regulatory and contractual requirements and compliance with policy and procedures. The Governance Committee is responsible for, among other things, oversight of matters relating to the Funds’ corporate governance obligations and risk management processes, Fund service providers and litigation. At each quarterly meeting, each of the Governance Committee, the Audit and Valuation Committee and the Compliance Committee report their committee proceedings to the full Board. This Committee structure allows the Board to efficiently evaluate a large amount of material and effectively fulfill its oversight function. Annually, the Board considers the efficiency of this committee structure.

Additional information about each of the Committees is included below in “Standing Committees.”

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[1]

J.P. Morgan Asset Management is the marketing name for the asset management businesses of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

Standing Committees

The Board of Trustees has four standing committees: the Audit and Valuation Committee, the Compliance Committee, the Governance Committee, and the Investments Committee. The members of each Committee are set forth below:

Name of Committee	Members	Committee Chair
Audit and Valuation Committee	Mr. Schonbachler Ms. Martinez Mr. Merin Mr. Ruebeck	Mr. Schonbachler

Compliance Committee	Ms. McCoy Mr. Higgins Ms. Hughes Ms. Pardo	Ms. McCoy
Governance Committee	Dr. Goldstein Mr. Finn Mr. Marshall Mr. Morton Dr. Oden	Dr. Goldstein

Investments Committee
• Fixed Income Sub-Committee	Mr. Ruebeck Ms. Martinez Dr. Oden Mr. Schonbachler	Mr. Ruebeck

• Equity Sub-Committee	Mr. Higgins Mr. Finn Ms. McCoy Mr. Morton	Mr. Higgins
• Money Market Funds and Alternative Products	Ms. Hughes Mr. Merin Mr. Marshall Ms. Pardo	Mr. Merin

Audit and Valuation Committee. The purposes of the Audit and Valuation Committee are to: (i) appoint and determine compensation of the Funds’ independent accountants; (ii) evaluate the independence of the Funds’ independent accountants; (iii) oversee the performance of the Funds’ audit, accounting and financial reporting policies, practices and internal controls and valuation policies; (iv) approve non-audit services, as required by the statutes and regulations administered by the SEC, including the 1940 Act and the Sarbanes-Oxley Act of 2002; (v) assist the Board in its oversight of the valuation of the Funds’ securities by the Adviser, as well as any sub-adviser; (vi) oversee the quality and objectivity of the Funds’ independent audit and the financial statements of the Funds; and (vii) act as a liaison between the Funds’ independent registered public accounting firm and the full Board. The Audit and Valuation Committee has delegated valuation responsibilities to any member of the Committee to respond to inquiries on valuation matters and participate in fair valuation determinations when the Funds’ valuation procedures require Board action, but it is impracticable or impossible to hold a meeting of the entire Board. Prior to November 18, 2009, the Board delegated these valuation responsibilities to a Valuation Sub-Committee of the Audit Committee.

Compliance Committee. The primary purposes of the Compliance Committee are to (i) oversee the Funds’ compliance with legal and regulatory and contractual requirements and the Funds’ compliance policies and procedures; and (ii) consider the appointment, compensation and removal of the Funds’ Chief Compliance Officer.

Governance Committee. The members of the Governance Committee are each Independent Trustees of the J.P. Morgan Funds. The duties of the Governance Committee include, but are not limited to, (i) selection and nomination of persons for election or appointment as Trustees; (ii) periodic review of the compensation payable to the non-interested Trustees; (iii) establishment of non-interested Trustee expense policies; (iv) periodic review and evaluation of the functioning of the Board and its committees; (v) with respect to the JPMT II Funds, appointment and removal of the Funds’ Senior Officer, and approval of compensation for the Funds’ Senior Officer and retention and compensation of the Senior Officer’s staff and consultants; (vi) selection of independent legal counsel to the non-interested Trustees and legal counsel to the Funds; (vii) oversight of ongoing litigation affecting the Funds, the Adviser or the non-interested Trustees; (viii) oversight of regulatory issues or deficiencies affecting the Funds (except financial matters considered by the Audit Committee); (ix) oversight of the risk management processes for Funds; and (x) oversight and review of matters with respect to service providers to the Funds (except the Funds’

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independent registered public accounting firm). When evaluating a person as a potential nominee to serve as an Independent Trustee, the Governance Committee may consider, among other factors, (i) whether or not the person is “independent” and whether the person is otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the J.P. Morgan Funds, with consideration being given to the person’s business experience, education and such other factors as the Committee may consider relevant; (iv) the character and integrity of the person; (v) the desirable personality traits, including independence, leadership and the ability to work with the other members of the Board; and (vi) to the extent consistent with the 1940 Act, such recommendations from management as are deemed appropriate. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following: current Independent Trustees, officers, shareholders and other sources that the Governance Committee deems appropriate. The Governance Committee will review nominees recommended to the Board by shareholders and will evaluate such nominees in the same manner as it evaluates nominees identified by the Governance Committee. Nominee recommendations may be submitted to the Secretary of the Trusts at each Trust’s principal business address.

Investments Committee. Each member of the Board, other than Dr. Goldstein serves on the Investments Committee. The Investments Committee has three sub-committees divided by asset type and different members of the Investments Committee serve on the sub-committee with respect to each asset type. The sub-committees are the Fixed Income Sub-Committee, the Equity Sub-Committee and the Money Market Funds and Alternative Products Sub-Committee. The function of the Investments Committee and its sub-committees is to assist the Board in the oversight of the investment management services provided by the Adviser to the Funds, as well as any sub-adviser to the Funds. The primary purpose of each sub-committee is to (i) assist the Board in its oversight of the investment management services provided by the Adviser to the Funds designated for review by each sub-committee; and (ii) review and make recommendations to the Investments Committee and/or the Board, concerning the approval of proposed new or continued advisory and distribution arrangements for the Funds or for new funds. The full Board may delegate to the Investments Committee from time to time the authority to make Board level decisions on an interim basis when it is impractical to convene a meeting of the full Board. Each of the sub-committees receives reports concerning investment management topics, concerns or exceptions with respect to particular Funds that the sub-committee is assigned to oversee, and work to facilitate the understanding by the Investments Committee and the Board of particular issues related to investment management of Funds reviewed by the sub-committee.

For details of the number of times each of the four standing committees met during the most recent fiscal year, see “TRUSTEES — Standing Committees” in Part I of this SAI.

For details of the dollar range of equity securities owned by each Trustee in the Funds, see “TRUSTEES — Ownership of Securities” in Part I of this SAI.

Trustee Compensation

The Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the “Deferred Compensation Plan”) pursuant to which the Trustees are permitted to defer part or all of their compensation. Amounts deferred are deemed invested in shares of one or more series of JPMT I, JPMT II, Undiscovered Managers Funds, JPMFMFG, and JPMMFIT, as selected by the Trustee from time to time, to be used to measure the performance of a Trustee’s deferred compensation account. Amounts deferred under the Deferred Compensation Plan will be deemed to be invested in Select Class Shares of the identified funds, unless Select Class Shares are not available, in which case the amounts will be deemed to be invested in Class A Shares. A Trustee’s deferred compensation account will be paid at such times as elected by the Trustee, subject to certain mandatory payment provisions in the Deferred Compensation Plan (e.g., death of a Trustee). Deferral and payment elections under the Deferred Compensation Plan are subject to strict requirements for modification.

Each Declaration of Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless, as to liability to the Trust or its shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a

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written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

For details of Trustee compensation paid by the Funds, including deferred compensation, see “TRUSTEES — Trustee Compensation” in Part I of this SAI.

OFFICERS

The Trusts’ executive officers (listed below) generally are employees of the Adviser or one of its affiliates. The officers conduct and supervise the business operations of the Trusts. The officers hold office until a successor has been elected and duly qualified. The Trusts have no employees. The names of the officers of the Funds, together with their year of birth, information regarding their positions held with the Trusts and principal occupations are shown below. The contact address for each of the officers, unless otherwise noted, is 270 Park Avenue, New York, NY 10017.

Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Patricia A. Maleski (1960), President and Principal Executive Officer (2010)	Managing Director, J.P. Morgan Investment Management Inc. and Chief Administrative Officer, J.P. Morgan Funds and Institutional Pooled Vehicles since 2010; previously, Treasurer and Principal Financial Officer of the Trusts from 2008 to 2010; previously, Head of Funds Administration and Board Liaison, J.P. Morgan Funds prior to 2010. Ms. Maleski has been with JPMorgan Chase & Co. since 2001.
Joy C. Dowd (1972), Treasurer and Principal Financial Officer (2010)	Assistant Treasurer of the Trusts from 2009 to 2010; Executive Director, JPMorgan Funds Management, Inc. from February 2011; Vice President, JPMorgan Funds Management, Inc. from December 2008 to February 2011; prior to joining JPMorgan Chase, Ms. Dowd worked in MetLife’s investments audit group from 2005 through 2008.
Frank J. Nasta (1964), Secretary (2008)	Managing Director and Associate General Counsel, JPMorgan Chase since 2008; Previously, Director, Managing Director, General Counsel and Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary of each of the investment companies of the Seligman Group of Funds and Seligman Data Corp.; Director and Corporate Secretary, Seligman Advisors, Inc. and Seligman Services, Inc.
Stephen M. Ungerman (1953), Chief Compliance Officer (2005)	Managing Director, JPMorgan Chase & Co.; Mr. Ungerman has been with JPMorgan Chase & Co. since 2000.
Kathryn A. Jackson (1962), AML Compliance Officer (2012)*

Vice President and AML Compliance Manager for JPMorgan Asset Management Compliance since 2011; Senior On-Boarding Specialist for JPMorgan Distribution Services, Inc. in Global Liquidity from 2008 to 2011; prior to joining JPMorgan, Ms. Jackson was a Financial Services Analyst responsible for on-boarding, compliance and training with Nationwide Securities LLC and 1717 Capital Management Company, both registered broker-dealers, from 2005 until 2008.

Elizabeth A. Davin (1964), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2012; formerly Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2012; Senior Counsel, JPMorgan Chase (formerly Bank One Corporation) from 2004 to 2005.
Jessica K. Ditullio (1962), Assistant Secretary (2005)**	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; Ms. Ditullio has served as an attorney with various titles for JPMorgan Chase (formerly Bank One Corporation) since 1990.
John T. Fitzgerald (1975), Assistant Secretary (2008)	Executive Director and Assistant General Counsel, JPMorgan Chase since February 2011; formerly, Vice President and Assistant General Counsel, JPMorgan Chase from 2005 until February 2011.
Carmine Lekstutis (1980), Assistant Secretary (2011)	Vice President and Assistant General Counsel, JPMorgan Chase since 2011; Associate, Skadden, Arps, Slate, Meagher & Flom LLP (law firm) from 2006 to 2011.

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Name (Year of Birth), Positions Held with the Trusts (Since)	Principal Occupations During Past 5 Years
Gregory S. Samuels (1980) Assistant Secretary (2010)	Vice President and Assistant General Counsel, JPMorgan Chase since 2010; Associate, Ropes & Gray (law firm) from 2008 to 2010; Associate, Clifford Chance LLP (law firm) from 2005 to 2008.
Pamela L. Woodley (1971), Assistant Secretary (2012)	Vice President and Assistant General Counsel, JPMorgan Chase since November 2004.
Michael M. D’Ambrosio (1969), Assistant Treasurer (2012)	Executive Director, JPMorgan Funds Management, Inc. from July 2012; prior to joining JPMorgan Chase, Mr. D’Ambrosio was a Tax Director at PricewaterhouseCoopers LLP since 2006.
Jeffrey D. House (1972), Assistant Treasurer (2006)**	Vice President, JPMorgan Funds Management, Inc. since July 2006.
Joseph Parascondola (1963), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2006.
Matthew J. Plastina (1970), Assistant Treasurer (2011)	Vice President, JPMorgan Funds Management, Inc. since August 2010; prior to August 2010, Vice President and Controller, Legg Mason Global Asset Management.
Jeffery Reedy (1973), Assistant Treasurer (2011)**	Vice President, JPMorgan Funds Management, Inc. since February 2006.
Julie A. Roach (1971), Assistant Treasurer (2012)**	Vice President, JPMorgan Funds Management, Inc. from August 2012; prior to joining JPMorgan Chase, Ms. Roach was a Senior Manager with Deloitte since 2001.
Gillian I. Sands (1969), Assistant Treasurer (2012)	Vice President, JPMorgan Funds Management, Inc. from September 2012; Assistant Treasurer, Wells Fargo Funds Management (2007–2009)
Timothy J. Stewart (1974), Assistant Treasurer (2012)***	Executive Director, JPMorgan Funds Management, Inc. from July 2012; Managing Director of Robeco Investment Management, Inc. (2011–2012); Chief Financial Officer (2008–2011) and Director of Operations (2003–2008), Robeco-Sage, a division of Robeco Investment Management, Inc.

*	The contact address for the officer is 500 Stanton Christiana Road, Ops 1, Floor 02, Newark, DE 19173-2107.
**	The contact address for the officer is 460 Polaris Parkway, Westerville, OH 43082.
***	Mr. Stewart is the Assistant Treasurer of JPMorgan Trust I only.

For details of the percentage of shares of any class of each Fund owned by the officers and Trustees, as a group, see “SHARE OWNERSHIP — Trustees and Officers” in Part I of this SAI.

INVESTMENT ADVISERS AND SUB-ADVISERS

Pursuant to investment advisory agreements, JPMIM serves as investment adviser to the Funds, except for the U.S. Real Estate Fund and U.S. Core Real Estate Securities Fund. SCR&M serves as investment adviser for the U.S. Real Estate Fund pursuant to an agreement with JPMT II and for the U.S. Core Real Estate Securities Fund pursuant to an agreement with JPMT I. HCM serves as investment sub-adviser to the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund pursuant to an investment sub-advisory agreement with JPMIM. JFIMI serves as sub-adviser to certain funds pursuant to an investment sub-advisory agreement with JPMIM.

The Trust’s Shares are not sponsored, endorsed or guaranteed by, and do not constitute obligations or deposits of JPMorgan Chase, any bank affiliate of JPMIM or any other bank, and are not insured by the FDIC or issued or guaranteed by the U.S. government or any of its agencies.

For details of the investment advisory fees paid under an applicable advisory agreement, see “INVESTMENT ADVISERS — Investment Advisory Fees” in Part I of the SAI for the respective Fund.

For details of the dollar range of shares of each Fund (excluding Money Market Funds) beneficially owned by the portfolio managers who serve on a team that manages such Fund, see “PORTFOLIO MANAGERS — Portfolio Managers’ Other Accounts Managed” in Part I of this SAI.

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J.P. Morgan Investment Management Inc. JPMIM serves as investment adviser to certain Funds pursuant to the investment advisory agreements between JPMIM and certain of the Trusts (the “JPMIM Advisory Agreements”). Effective October 1, 2003, JPMIM became a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”). Prior to October 1, 2003, JPMIM was a wholly-owned subsidiary of JPMorgan Chase, a bank holding company organized under the laws of the State of Delaware which was formed from the merger of J.P. Morgan & Co. Incorporated with and into The Chase Manhattan Corporation.

JPMIM is a registered investment adviser under the Investment Advisers Act of 1940, as amended. JPMIM is located at 270 Park Avenue, New York, NY 10017.

Under the JPMIM Advisory Agreements, JPMIM provides investment advisory services to certain Funds, which include managing the purchase, retention and disposition of such Funds’ investments. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the applicable Trust’s Board of Trustees and the applicable Fund’s shareholders, as required by the 1940 Act.

Under separate agreements, JPMorgan Chase Bank, JPMorgan Funds Management, Inc. (formerly One Group Administrative Services, Inc.) (“JPMFM”), and JPMDS provide certain custodial, fund accounting, recordkeeping and administrative services to the Trusts and the Funds and shareholder services for the Trusts. JPMDS is the shareholder servicing agent and the distributor for certain Funds. JPMorgan Chase Bank, JPMFM and JPMDS are each affiliates of JPMIM. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

Under the terms of the JPMIM Advisory Agreements, the investment advisory services JPMIM provides to certain Funds are not exclusive. JPMIM is free to and does render similar investment advisory services to others. JPMIM serves as investment adviser to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which JPMIM serves as trustee. The accounts which are managed or advised by JPMIM have varying investment objectives, and JPMIM invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of certain Funds. Such accounts are supervised by employees of JPMIM who may also be acting in similar capacities for the Funds. See “Portfolio Transactions.”

The Funds are managed by employees of JPMIM who, in acting for their customers, including the Funds, do not discuss their investment decisions with any personnel of JPMorgan Chase or any personnel of other divisions of JPMIM or with any of their affiliated persons, with the exception of certain other investment management affiliates of JPMorgan Chase which execute transactions on behalf of the Funds.

As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM or a predecessor, under the JPMIM Advisory Agreements, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

The JPMIM Advisory Agreements continue in effect for annual periods beyond October 31 of each year only if specifically approved thereafter annually in the same manner as the Distribution Agreement; except that for new funds, the initial approval will continue for up to two years, after which annual approvals are required. See the “Distributor” section. The JPMIM Advisory Agreements will terminate automatically if assigned and are terminable at any time without penalty by a vote of a majority of the Trustees, or by a vote of the holders of a majority of a Fund’s outstanding voting securities (as defined in the 1940 Act), on 60 days’ written notice to JPMIM and by JPMIM on 90 days’ written notice to the Trusts (60 days with respect to the International Equity Index Fund, Mid Cap Value Fund and Growth Advantage Fund). The continuation of the JPMIM Advisory Agreements was last approved by the Board of Trustees at its meeting in August 2011.

The JPMIM Advisory Agreements provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder, or, with respect to all such Funds except the Mid Cap Value Fund, a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services.

Prior to January 1, 2010, JPMIA served as investment adviser to certain JPMT II Funds pursuant to the Amended and Restated Investment Advisory Agreement between JPMIA and JPMT II dated August 12, 2004 (the

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“JPMIA Advisory Agreement”). On July 1, 2004, Bank One Corporation, the former indirect corporate parent of JPMIA, merged into J.P. Morgan Chase & Co. (now officially known as JPMorgan Chase & Co.). On that date, JPMIA became an indirect, wholly-owned subsidiary of JPMorgan Chase. JPMIA is a registered investment adviser under the Investment Advisers Act of 1940, as amended. Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMIA was transferred to JPMIM and JPMIM became the investment adviser for the applicable Funds under the JPMIA Advisory Agreement. The appointment of JPMIM did not change the portfolio management team, the investment strategies, the investment advisory fees charged to the Funds or the terms of the JPMIA Advisory Agreement (other than the identity of the investment adviser). Shareholder approval was not required for the replacement of JPMIA by JPMIM.

Subject to the supervision of a Trust’s Board of Trustees, JPMIM provides or will cause to be provided a continuous investment program for certain Funds, including investment research and management with respect to all securities and investments and cash equivalents in those Funds. JPMIM may delegate its responsibilities to a sub-adviser. Any subadvisory agreements must be approved by the Trust’s Board of Trustees and the applicable Funds’ shareholders, as required by the 1940 Act.

The JPMIA Advisory Agreement continues in effect for annual periods beyond October 31 of each year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JPMIA Advisory Agreement was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

The JPMIA Advisory Agreement may be terminated as to a particular Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser as the case may be. The JPMIA Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

As compensation for the services rendered and related expenses, such as salaries of advisory personnel borne by JPMIM, under the JPMIA Advisory Agreement, the applicable Trusts, on behalf of the Funds, have agreed to pay JPMIM a fee, which is computed daily and may be paid monthly, equal to the annual rate of each Fund’s average daily net assets as described in the applicable Prospectuses.

The JPMIA Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the respective investment advisory agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

JPMorgan Chase Bank, JPMFM and JPMDS are each subsidiaries of JPMorgan Chase and affiliates of JPMIM. See the “Custodian,” “Administrator,” “Shareholder Servicing” and “Distributor” sections.

Security Capital Research & Management Incorporated (“SCR&M”). Security Capital Research & Management Incorporated (“SCR&M”) serves as investment adviser to the U.S. Real Estate Fund pursuant to an agreement with JPMT II, on behalf of the U.S. Real Estate Fund (the “Real Estate Fund Investment Advisory Agreement”). SCR&M serves as investment adviser to the U.S. Core Real Estate Securities Fund pursuant to an agreement with JPMT I, on behalf of the U.S. Core Real Estate Securities Fund (the “Core Real Estate Securities Fund Investment Advisory Agreement”). SCR&M was formed in January 1995 to provide investment advisory services related to real estate assets to various clients, including the Predecessor U.S. Real Estate Fund. SCR&M is a direct, wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc.

SCR&M makes the investment decisions for the assets of the U.S. Real Estate Fund and U.S. Core Real Estate Securities Fund. SCR&M also reviews, supervises and administers each such Fund’s investment program, subject to the supervision of, and policies established by, the Trustees. SCR&M is located at 10 South Dearborn Street, Suite 1400, Chicago, IL 60603.

The Real Estate Fund Investment Advisory Agreement provides that it will continue in effect for successive twelve month periods beyond October 31 of each year if not terminated or approved at least annually by the Trust’s Board of Trustees. The Real Estate Fund Investment Advisory Agreement was initially approved by the Trust’s Board of Trustees at their quarterly meeting on September 30, 2004 and may be terminated as to the U.S. Real

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Estate Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser. The Real Estate Fund Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act. The continuation of the Real Estate Fund Investment Advisory Agreement was approved by the Board of Trustees at its meeting in August 2009.

The Core Real Estate Securities Fund Investment Advisory Agreement provides that it will continue in effect for successive twelve month periods beyond October 31 of each year if not terminated or approved at least annually by the Trust’s Board of Trustees. The Core Real Estate Securities Fund Investment Advisory Agreement was initially approved by the Trust’s Board of Trustees at their quarterly meeting on May 17, 2011 and may be terminated as to the U.S. Core Real Estate Securities Fund at any time on 60 days’ written notice without penalty by the Trustees, by vote of a majority of the outstanding Shares of that Fund, or by the Fund’s Adviser. The Core Real Estate Securities Fund Investment Advisory Agreement also terminates automatically in the event of any assignment, as defined in the 1940 Act.

The Real Estate Fund Investment Advisory Agreement and Core Real Estate Securities Fund Investment Advisory Agreement provide that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the respective Trust in connection with the performance under the agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

JF International Management Inc. (“JFIMI”). JPMIM has entered into two investment sub-advisory agreements with JFIMI, one agreement with respect to the Asia Equity Fund, one agreement with respect to the China Region Fund and India Fund and one with respect to the Asia Pacific Fund (the “JFIMI Sub-Advisory Agreements”) pursuant to which JFIMI serves as investment sub-adviser to such Funds. JFIMI is registered as a registered investment adviser under the Investment Advisers Act and the Hong Kong Securities and Futures Commission. JFIMI is a wholly- owned subsidiary of J.P. Morgan Asset Management (Asia) Inc., which is wholly-owned by JPMorgan Asset Management Holdings Inc. (“JPMAMH”). JFIMI is located at 21F, Charter House, 8 Connaught Road, Central Hong Kong.

JFIMI may, in its discretion, provide such services through its own employees or the employees of one or more affiliated companies that are qualified to act as an investment adviser to a Fund under applicable laws and that are under the common control of JPMIM; provided that (i) all persons, when providing services under the JFIMI Sub-Advisory Agreements, are functioning as part of an organized group of persons, and (ii) such organized group of persons is managed at all times by authorized officers of JFIMI. This arrangement will not result in the payment of additional fees by a Fund.

Pursuant to the terms of the applicable JPMIM Advisory Agreement and the JFIMI Sub-Advisory Agreements, the Adviser and Sub-Adviser are permitted to render services to others. Each such agreement is terminable without penalty by the applicable Trusts, on behalf of the Funds, on not more than 60 days’, nor less than 30 days’, written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Boards of Trustees of the Trusts, or by JPMIM or JFIMI on not more than 60 days’, nor less than 30 days’, written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The applicable JPMIM Advisory Agreement provides that JPMIM or JFIMI shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for a Fund, except for willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

As compensation for the services rendered and related expenses borne by JFIMI, under the applicable JFIMI Sub-Advisory Agreement, JPMIM has agreed to pay JFIMI a fee, which is computed daily and may be paid monthly, at the rate of 0.50% per annum, on the average daily net assets value of the assets of the Asia Equity Fund, at the rate of 0.60% per annum on the average daily net asset value of the assets of the China Region Fund and the India Fund and at the rate of 0.40% per annum on the average daily net asset value of the assets of the Asia Pacific Fund.

The JFIMI Sub-Advisory Agreement applicable to the Asia Equity Fund provides that it will continue in effect, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or

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interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JFIMI Sub-Advisory Agreement applicable to the Asia Equity Fund was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

The JFIMI Sub-Advisory Agreement applicable to the China Region Fund and India Fund provides that it will continue in effect for an initial two-year period and thereafter, if not terminated, from year to year, if such continuance is approved at least annually by the Trust’s Board of Trustees or by vote of a majority of the outstanding Shares of such Fund (as defined under “Additional Information” in this SAI), and a majority of the Trustees who are not parties to the respective investment advisory agreements or interested persons (as defined in the 1940 Act) of any party to the respective investment advisory agreements by votes cast in person at a meeting called for such purpose. The continuation of the JFIMI Sub-Advisory Agreement applicable to the China Region Fund and India Fund was approved by the Trust’s Board of Trustees at its meeting held in August 2009.

Each JFIMI Sub-Advisory Agreement provides that the Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance under the agreement, except a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Adviser in the performance of its duties, or from reckless disregard by it of its duties and obligations thereunder.

Highbridge Capital Management, LLC (“HCM”). HCM has been engaged by JPMIM to serve as investment sub-adviser to the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund (the “HCM Sub-Advisory Agreement”). HCM is wholly owned by JPMorgan Asset Management Holdings Inc.

HCM is an international asset management firm specializing in non-traditional investment management strategies. HCM has approximately 300 employees, including approximately 100 investment professionals. The firm is based in New York, with offices in London and Hong Kong. HCM is located at 40 West 57th Street, New York, NY 10019.

HCM is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund. The aggregate annual rate of the fees payable by JPMIM to HCM is 0.75% of the Highbridge Dynamic Commodities Strategy Fund’s average daily net assets and 1.25% of the Highbridge Statistical Market Neutral Fund’s average daily net assets.

The HCM Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The HCM Sub-Advisory Agreement provides that it will terminate in the event of an “assignment” (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days written notice, or upon termination of the JPMIM Advisory Agreement. Under the terms of the HCM Sub-Advisory Agreement, HCM is not liable to JPMIM, the Highbridge Dynamic Commodities Strategy Fund or the Highbridge Statistical Market Neutral Fund, or their shareholders, for any error of judgment or mistake of law or for any losses sustained by JPMIM, the Highbridge Dynamic Commodities Strategy Fund or the Highbridge Statistical Market Neutral Fund or their shareholders, except in the case of HCM’s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the HCM Sub-Advisory Agreement. The continuation of the HCM Sub-Advisory Agreement was approved by the Trust’s Board of Trustees at its meeting held in August 2011.

J.P. Morgan Private Investments, Inc. (“JPMPI”). JPMPI has been engaged by JPMIM to serve as investment sub-adviser to the JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund (the “JPMPI Sub-Advisory Agreement”). JPMPI is a wholly owned subsidiary of JPMorgan Chase & Co. JPMPI is located at 270 Park Avenue, New York, NY 10017.

JPMPI is paid monthly by JPMIM a fee equal to a percentage of the average daily net assets of the JPMorgan Access Balanced Fund and JPMorgan Access Growth Fund. The aggregate annual rate of the fees payable by JPMIM to JPMPI is 0.95% of the portion of each of the JPMorgan Access Balanced Fund’s and JPMorgan Access Growth Fund’s average daily net assets managed by JPMPI.

The JPMPI Sub-Advisory Agreement will continue in effect for a period of two years from the date of its execution, unless terminated sooner. It may be renewed from year to year thereafter, so long as continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act.

The JPMPI Sub-Advisory Agreement provides that it will terminate in the event of an “assignment” (as defined in the 1940 Act), and may be terminated without penalty at any time by either party upon 60 days’ written notice, or

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upon termination of the JPMIM Advisory Agreement. Under the terms of the JPMPI Sub-Advisory Agreement, JPMPI is not liable to JPMIM, the JPMorgan Access Balanced Fund or the JPMorgan Access Growth Fund, or their shareholders, for any error of judgment or mistake of law or for any losses sustained by JPMIM, the JPMorgan Access Balanced Fund or the JPMorgan Access Growth Fund or their shareholders, except in the case of JPMPI’s willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties under the JPMPI Sub-Advisory Agreement.

POTENTIAL CONFLICTS OF INTEREST

The chart in Part I of this SAI (excluding the Money Market Funds) entitled “Portfolio Managers’ Other Accounts Managed” shows the number, type and market value as of a specified date of the accounts other than the Funds that are managed by the Funds’ portfolio managers. The potential for conflicts of interest exists when portfolio managers manage other accounts with similar investment objectives and strategies as the Funds (“Similar Accounts”). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing the Advisers’ and its affiliates’ clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimizes the potential for conflicts of interest.

The Adviser and/or its affiliates may receive more compensation with respect to certain Similar Accounts than that received with respect to the Funds or may receive compensation based in part on the performance of certain Similar Accounts. This may create a potential conflict of interest for the Adviser and its affiliates or the portfolio managers by providing an incentive to favor these Similar Accounts when, for example, placing securities transactions. In addition, the Adviser or its affiliates could be viewed as having a conflict of interest to the extent that the Adviser or an affiliate has a proprietary investment in Similar Accounts, the portfolio managers have personal investments in Similar Accounts or the Similar Accounts are investment options in the Adviser’s or its affiliates’ employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon the Adviser and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as the Adviser or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. The Adviser and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase the Adviser’s and its affiliates’ overall allocation of securities in that offering. A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If the Adviser or its affiliates manage accounts that engage in short sales of securities of the type in which the Fund invests, the Adviser or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, the Adviser or its affiliates may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments the Adviser or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude a Fund from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the Fund’s objectives.

The Adviser and/or its affiliates serve as adviser to the Funds as well as certain Funds of Funds. The Funds of Funds may invest in shares of the Funds (other than the Funds of Funds). Because the Adviser and/or its affiliates is the adviser to the Funds and it or its affiliates is adviser to the Funds of Funds, it may be subject to certain potential conflicts of interest when allocating the assets of the Funds of Funds among the Funds. Purchases and redemptions of Fund shares by a Fund of Funds due to reallocations or rebalancings may result in a Fund having to sell securities or invest cash when it otherwise would not do so. Such transactions could accelerate the realization of taxable

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income if sales of securities resulted in gains and could also increase a Fund’s transaction costs. Large redemptions by a Fund of Funds may cause a Fund’s expense ratio to increase due to a resulting smaller asset base. To the extent that the portfolio managers for the Funds of Funds also serve as portfolio managers for any of the Funds, the portfolio managers may have regular and continuous access to the holdings of such Funds. In addition, the portfolio managers of the Funds of Funds may have access to the holdings of some of the Funds as well as knowledge of and a potential impact on investment strategies and techniques of the Funds.

The goal of the Adviser and its affiliates is to meet their fiduciary obligation with respect to all clients. The Adviser and its affiliates have policies and procedures that seek to manage conflicts. The Adviser and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with the Advisers’ Codes of Ethics and JPMorgan Chase and Co.’s Code of Conduct. With respect to the allocation of investment opportunities, the Adviser and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with the Adviser’s and its affiliates’ duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, the Adviser and its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However, the Adviser and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of the Adviser or its affiliates so that fair and equitable allocation will occur over time.

Fees earned by HCM for managing certain accounts may vary, particularly because for certain accounts, HCM is paid based upon the performance results for those accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. However, HCM believes that this risk is mitigated by the fact that investment decisions for each of the accounts advised by HCM are made through an automated system, and not by any one individual. Furthermore, for certain of these accounts, the automated system processes each account’s transactions independent of those for the other accounts. For its other accounts, HCM has implemented policies and procedures to ensure the fair and equitable execution of trade orders, including the use of independent trading functions.

Fees earned by JPMPI for managing certain accounts may vary, particularly because for multiple accounts, JPMPI is paid based upon the performance results for those accounts. In addition, some of the portfolio managers have personal investments in other accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. JPMPI believes that such conflicts are mitigated in part because the Fund will be investing predominantly in mutual funds and structured notes, the prices of which are fixed at the close of the trading day for all investors. With respect to other securities, JPMPI utilizes JPMIM’s trading desk and systems in order to participate in JPMIM’s policies designed to achieve fair and equitable allocation of investment opportunities. JPMPI also has policies and procedures that seek to manage conflicts and monitors a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with its Code of Ethics and JPMC’s Code of Conduct.

For details of the dollar range of shares of each Fund (excluding the Money Market Funds) beneficially owned by the portfolio managers, see “PORTFOLIO MANAGERS — Ownership of Securities” in Part I of this SAI.

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PORTFOLIO MANAGER COMPENSATION

Each Adviser’s portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by the Adviser or its affiliates. These elements reflect individual performance and the performance of the Adviser’s business as a whole.

Each portfolio manager’s performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages. Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients’ risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager’s performance with respect to the mutual funds he or she manages, the Funds’ pre-tax performance is compared to the appropriate market peer group and to each Fund’s benchmark index listed in the Fund’s prospectuses over one, three and five year periods (or such shorter time as the portfolio manager has managed the Fund). Investment performance is generally more heavily weighted to the long-term.

Awards of restricted stock are granted as part of an employee’s annual performance bonus and comprise from 0% to 40% of a portfolio manager’s total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager’s bonus may instead be subject to mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

CODES OF ETHICS

The Trusts, the Advisers and JPMDS have each adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (and pursuant to Rule 204A-1 under the Advisers Act with respect to the Advisers).

The Trusts’ code of ethics includes policies which require “access persons” (as defined in Rule 17j-1) to: (i) place the interest of Trust shareholders first; (ii) conduct personal securities transactions in a manner that avoids any actual or potential conflict of interest or any abuse of a position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of his or her position with the Trusts or a Fund. The Trusts’ code of ethics prohibits any access person from: (i) employing any device, scheme or artifice to defraud the Trusts or a Fund; (ii) making to the Trusts or a Fund any untrue statement of a material fact or omit to state to the Trusts or a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; (iii) engaging in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Trusts or a Fund; or (iv) engaging in any manipulative practice with respect to the Trusts or a Fund. The Trusts’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund so long as such investment transactions are not in contravention of the above noted policies and prohibitions.

The code of ethics adopted by the Advisers requires that all employees must: (i) place the interest of the accounts which are managed by the Adviser first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their position. Employees of each Adviser are also prohibited from certain mutual fund trading activity including excessive trading of shares of a mutual fund as described in the applicable Fund’s Prospectuses or SAI and effecting or facilitating a mutual fund transaction to engage in market timing. The Advisers’ code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by a Fund subject to certain restrictions. However, all employees are required to preclear securities trades (except for certain types of securities such as non-proprietary mutual fund shares and U.S. government securities). Each of the Adviser’s affiliated sub-advisers has also adopted the code of ethics described above.

JPMDS’s code of ethics requires that all employees of JPMDS must: (i) place the interest of the accounts which are managed by affiliates of JPMDS first; (ii) conduct all personal securities transactions in a manner that is consistent with the code of ethics and the individual employee’s position of trust and responsibility; and (iii) refrain from taking inappropriate advantage of their positions. Employees of JPMDS are also prohibited from certain mutual fund trading activity, including excessive trading of shares of a mutual fund as such term is defined in the

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applicable Fund’s Prospectuses or SAI, or effecting or facilitating a mutual fund transaction to engage in market timing. JPMDS’s code of ethics permits personnel subject to the code to invest in securities, including securities that may be purchased or held by the Funds subject to the policies and restrictions in such code of ethics.

PORTFOLIO TRANSACTIONS

Investment Decisions and Portfolio Transactions. Pursuant to the Advisory and sub-advisory Agreements, the Advisers determine, subject to the general supervision of the Board of Trustees of the Trusts and in accordance with each Fund’s investment objective and restrictions, which securities are to be purchased and sold by each such Fund and which brokers are to be eligible to execute its portfolio transactions. The Advisers operate independently in providing services to their respective clients. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, for example, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also happens that two or more clients may simultaneously buy or sell the same security, in which event each day’s transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the opinion of the Adviser is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

Brokerage and Research Services. On behalf of the Funds, a Fund’s Adviser places orders for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of a Fund unless otherwise prohibited. See “Investment Strategies and Policies.”

Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. Transactions on stock exchanges (other than foreign stock exchanges) involve the payment of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve payment of fixed brokerage commissions, which are generally higher than those in the U.S. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

In connection with portfolio transactions, the overriding objective is to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers a number of factors including, but not limited to: the price per unit of the security, the broker’s execution capabilities, the commissions charged, the broker’s reliability for prompt, accurate confirmations and on-time delivery of securities, the broker-dealer firm’s financial condition, the broker’s ability to provide access to public offerings, as well as the quality of research services provided. As permitted by Section 28(e) of the Securities Exchange Act, the Adviser may cause the Funds to pay a broker-dealer which provides brokerage and research services to the Adviser, or the Funds and/or other accounts for which the Adviser exercises investment discretion an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker-dealers would have charged for the transaction if the Adviser determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Adviser’s overall responsibilities to accounts over which it exercises investment discretion. Not all such services are useful or of value in advising the Funds. The Adviser reports to the Board of Trustees regarding overall commissions paid by the Funds and their reasonableness in relation to the benefits to the Funds. In accordance with Section 28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, the term “brokerage and research services” includes (i) advice as to the value of securities; (ii) the advisability of investing in, purchasing or selling securities; (iii) the availability of securities or of purchasers or sellers of securities; (iv) furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and (v) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody) or required by rule or regulation in connection with such transactions.

Brokerage and research services received from such broker-dealers will be in addition to, and not in lieu of, the services required to be performed by an Adviser under the Advisory Agreement (or with respect to a Sub-Adviser,

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under the sub-advisory agreement). The fees that the Funds pay to the Adviser are not reduced as a consequence of the Adviser’s receipt of brokerage and research services. To the extent the Funds’ portfolio transactions are used to obtain such services, the brokerage commissions paid by the Funds may exceed those that might otherwise be paid by an amount that cannot be presently determined. Such services generally would be useful and of value to the Adviser in serving one or more of its other clients and, conversely, such services obtained by the placement of brokerage business of other clients generally would be useful to the Adviser in carrying out its obligations to the Funds. While such services are not expected to reduce the expenses of the Adviser, the Adviser would, through use of the services, avoid the additional expenses that would be incurred if it should attempt to develop comparable information through its own staff.

Subject to the overriding objective of obtaining the best execution of orders, the Adviser may allocate a portion of a Fund’s brokerage transactions to affiliates of the Adviser. Under the 1940 Act, persons affiliated with a Fund and persons who are affiliated with such persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. The SEC has granted exemptive orders permitting each Fund to engage in principal transactions with J.P. Morgan Securities LLC, an affiliated broker, involving taxable and tax exempt money market instruments (including commercial paper, banker acceptances and medium term notes) and repurchase agreements. The orders are subject to certain conditions. An affiliated person of a Fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions.

In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMorgan Chase Bank or an affiliate is a member or in a private placement in which JPMorgan Chase Bank or an affiliate serves as placement agent, except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the SEC or with interpretations of the SEC’s staff. Each Fund expects to purchase securities from underwriting syndicates of which certain affiliates of JPMorgan Chase act as a member or manager. Such purchases will be effected in accordance with the conditions set forth in Rule 10f-3 under the 1940 Act and related procedures adopted by the Trustees, including a majority of the Trustees who are not “interested persons” of a Fund. Among the conditions are that the issuer of any purchased securities will have been in operation for at least three years, that not more than 25% of the underwriting will be purchased by a Fund and all other accounts over which the same investment adviser has discretion, and that no shares will be purchased from JPMDS or any of its affiliates.

On those occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other customers, including other Funds, the Adviser, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to its customers, including the Funds. In some instances, the allocation procedure might not permit a Fund to participate in the benefits of the aggregated trade.

If a Fund that writes options effects a closing purchase transaction with respect to an option written by it, normally such transaction will be executed by the same broker-dealer who executed the sale of the option. The writing of options by a Fund will be subject to limitations established by each of the exchanges governing the maximum number of options in each class which may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on the same or different exchanges or are held or written in one or more accounts or through one or more brokers. The number of options that a Fund may write may be affected by options written by the Adviser for other investment advisory clients. An exchange may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Allocation of transactions, including their frequency, to various broker-dealers is determined by a Fund’s Adviser based on its best judgment and in a manner deemed fair and reasonable to Shareholders and consistent with the Adviser’s obligation to obtain the best execution of purchase and sales orders. In making this determination, the Adviser considers the same factors for the best execution of purchase and sales orders listed above. Accordingly, in selecting broker-dealers to execute a particular transaction, and in evaluating the best overall terms available, a Fund’s Adviser is authorized to consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act) provided to the Funds and/or other accounts over which a Fund’s Adviser exercises investment discretion. A Fund’s Adviser may cause a Fund to pay a broker-dealer that furnishes

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brokerage and research services a higher commission than that which might be charged by another broker-dealer for effecting the same transaction, provided that a Fund’s Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either the particular transaction or the overall responsibilities of a Fund’s Adviser to the Funds. To the extent such services are permissible under the safe harbor requirements of Section 28(e) of the Securities Exchange Act and consistent with applicable SEC guidance and interpretation, such brokerage and research services might consist of advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, the availability of securities or purchasers or sellers of securities; analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts, market data, stock quotes, last sale prices, and trading volumes. Shareholders of the Funds should understand that the services provided by such brokers may be useful to a Fund’s Adviser in connection with its services to other clients and not all the services may be used by the Adviser in connection with the Fund.

Under the policy for JPMIM, “soft dollar” services refer to arrangements that fall within the safe harbor requirements of Section 28(e) of the Securities Exchange Act, as amended, which allow JPMIM to allocate client brokerage transactions to a broker-dealer in exchange for products or services that are research and brokerage-related and provide lawful and appropriate assistance in the performance of the investment decision-making process. These services include third party research, market data services, and proprietary broker-dealer research. The Funds receive proprietary research where broker-dealers typically incorporate the cost of such research into their commission structure. Many brokers do not assign a hard dollar value to the research they provide, but rather bundle the cost of such research into their commission structure. It is noted in this regard that some research that is available only under a bundled commission structure is particularly important to the investment process. However, the Funds, other than the U.S. Equity Funds and JPMorgan Market Neutral Fund, do not participate in soft dollar arrangements for market data services and third-party research.

The U.S. Equity Funds (except the JPMorgan Equity Index Fund and JPMorgan Market Expansion Index Fund), JPMorgan Research Market Neutral Fund JPMorgan Realty Income Fund, JPMorgan Research Equity Long/Short Fund, JPMorgan Tax Aware Disciplined Equity Fund and JPMorgan Tax Aware U.S. Equity Fund participate in soft dollar arrangements whereby a broker-dealer provides market data services and third-party research in addition to proprietary research. In order to obtain such research, the Adviser may utilize a Client Commission Arrangement (“CCA”). CCAs are agreements between an investment adviser and executing broker whereby the investment adviser and the broker agree to allocate a portion of commissions to a pool of credits maintained by the broker that are used to pay for eligible brokerage and research services. The Adviser will only enter into and utilize CCAs to the extent permitted by Section 28(e) of the Securities Exchange Act. As required by interpretive guidance issued by the SEC, any CCAs entered into by the Adviser with respect to commissions generated by the U.S. Equity Funds will provide that: (1) the broker-dealer pay the research preparer directly; and (2) the broker-dealer take steps to assure itself that the client commissions that the Adviser directs it to use to pay for such services are only for eligible research under Section 28(e).

SCR&M does not enter into soft dollar arrangements whereby a broker pays for research services such as Bloomberg, Reuters or Factset. From time to time, SCR&M may receive or have access to research generally provided by a broker to the broker’s institutional clients that trade with the broker in the sector of the securities markets in which SCR&M is active, namely in the case of real estate securities. In addition, SCR&M may consider the value-added quality of proprietary broker research received from brokers in allocating trades to brokers subject always to the objective of obtaining best execution.

Investment decisions for each Fund are made independently from those for the other Funds or any other investment company or account managed by an Adviser. Any such other investment company or account may also invest in the same securities as the Trusts. When a purchase or sale of the same security is made at substantially the same time on behalf of a given Fund and another Fund, investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser of the given Fund believes to be equitable to the Fund(s) and such other investment company or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained by a Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased by it for a Fund with those to be sold or purchased by it for other Funds or for other investment companies or accounts in order to obtain best execution. In making investment recommendations for the Trusts, the Adviser will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Trusts is a customer of the Adviser or their parents or subsidiaries or affiliates and in dealing with its commercial customers, the Adviser and their respective parent, subsidiaries, and affiliates will not inquire or take into consideration whether securities of such customers are held by the Trusts.

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Under HCM’s policy, HCM has the power and authority to establish and maintain accounts on behalf of its clients with, and issue orders for the purchase or sale of securities for its clients directly to, a broker, dealer or other person, as well as to exercise or abstain from exercising any option, privilege or right held by its clients. In selecting a broker with respect to effecting any securities transaction on behalf of its clients, HCM may pay a broker a commission in excess of the amount another broker would have charged for effect in such transaction, so long as, in HCM’s good faith judgment, the amount of the commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of that particular transaction or HCM’s overall investment management business. HCM intends to comply with Section 28(e) of the Securities Exchange Act, under which HCM’s use of its clients’ commission dollars to acquire research products and services is not a breach of its fiduciary duty to its clients — even if the brokerage commissions paid are higher than the lowest available — as long as (among certain other requirements) HCM determines that the commissions are reasonable compensation for both the brokerage services and the research acquired.

For details of brokerage commissions paid by the Funds, see “BROKERAGE AND RESEARCH SERVICES — Brokerage Commissions” in Part I of this SAI.

For details of the Funds’ ownership of securities of the Funds’ regular broker dealers, see “BROKERAGE AND RESEARCH SERVICES — Securities of Regular Broker-Dealers” in Part I of this SAI.

OVERVIEW OF SERVICE PROVIDER AGREEMENTS

The following sections provide an overview of the J.P. Morgan Funds’ agreements with various service providers including the Administrator, Distributor, Securities Lending Agent, Custodian, Transfer Agent, and Shareholder Servicing Agent. As indicated below, some of the service agreements for the JPMorgan SmartRetirement Blend Funds and other J.P. Morgan Funds are different than the services agreements for the other JPMorgan SmartRetirement Funds. For purposes of distinguishing between the agreements and expenses, the JPMorgan SmartRetirement Funds other than the JPMorgan SmartRetirement Blend Funds are referred to in the following as the “JPMorgan SR Funds.”

ADMINISTRATOR

JPMorgan Funds Management, Inc. (“JPMFM” or the “Administrator”) serves as the administrator to the Funds, pursuant to an Administration Agreement dated February 19, 2005 (the “Administration Agreement”), between the Trusts, on behalf of the Funds, and JPMFM. Additionally, JPMFM serves as the administrator to the JPMorgan SR Funds pursuant to an agreement effective May 5, 2006 (the “SR Administration Agreement”), between JPMT I, on behalf of the JPMorgan SR Funds, and JPMFM. JPMFM is an affiliate of JPMorgan Chase Bank and an indirect, wholly-owned subsidiary of JPMorgan Chase; it has its principal place of business at 460 Polaris Parkway, Westerville, OH 43082.

Pursuant to the Administration Agreement and the SR Administration Agreement, JPMFM performs or supervises all operations of each Fund for which it serves (other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement for that Fund). Under the Administration Agreement and the SR Administration Agreement, JPMFM has agreed to maintain the necessary office space for the Funds, and to furnish certain other services required by the Funds with respect to each Fund. The Administrator prepares annual and semi-annual reports to the SEC, prepares federal and state tax returns and generally assists in all aspects of the Funds’ operations other than those performed under the advisory agreement, any sub-advisory agreements, the custodian and fund accounting agreement, and the transfer agency agreement. JPMFM may, at its expense, subcontract with any entity or person concerning the provision of services under the Administration Agreement and the SR Administration Agreement. JPMorgan Chase Bank serves as the Funds’ sub-administrator (the “Sub-administrator”). The Administrator pays JPMorgan Chase Bank a fee for its services as the Funds’ Sub-administrator.

If not terminated, the Administration Agreement and the SR Administration Agreement continue in effect for annual periods beyond October 31 of each year, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees who are not parties to the Administration Agreement or SR Administration Agreement or interested persons of any such party. The Administration Agreement and the SR Administration Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of each Trust or by JPMFM. The termination of the Administration Agreement or the SR Administration Agreement with respect to one Fund will not result in the termination of the Administration Agreement with respect to any other Fund.

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The Administration Agreement and the SR Administration Agreement provide that JPMFM shall not be liable for any error of judgment or mistake of law or any loss suffered by the Funds in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by it of its obligations and duties thereunder.

In consideration of the services to be provided by JPMFM pursuant to the Administration Agreement, JPMFM receives from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate equal to 0.15% of the first $25 billion of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and the series of J.P. Morgan Funds Complex that operate as money market funds (each a “Money Market Fund”)) and 0.075% of average daily net assets of all funds in the J.P. Morgan Funds Complex (excluding certain funds of funds and the Money Market Funds) over $25 billion of such assets. For purposes of this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex, including the series of the former One Group Mutual Funds.

With respect to the Money Market Funds, in consideration of the services provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro-rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% on the first $100 billion of the average daily net assets of all the money market funds in the J.P. Morgan Funds Complex and 0.05% of the average daily net assets of the money market funds in the J.P. Morgan Funds Complex over $100 billion. For purposes of this paragraph, the “J.P. Morgan Funds Complex” includes most of the open-end investment companies in the J.P. Morgan Funds Complex including the series of the former One Group Mutual Funds.

With respect to the Investor Funds and JPMorgan Diversified Real Return Fund, in consideration of the services provided by JPMFM pursuant to the Administration Agreement, JPMFM will receive from each Fund a pro rata portion of a fee computed daily and paid monthly at an annual rate of 0.10% of the first $500 million of average daily net assets of all the Investor Funds and JPMorgan Diversified Real Return Fund in the J.P. Morgan Funds Complex, 0.075% of certain Funds of Funds’ average daily net assets between $500 million and $1 billion and 0.05% of certain Funds of Funds’ average daily net assets in excess of $1 billion.

JPMFM does not charge a fee for providing administrative services to the JPMorgan SR Funds under the SR Administration Agreement, but does receive fees for its services to the acquired funds.

For details of the administration and administrative services fees paid or accrued, see “ADMINISTRATOR — Administration Fees” in Part I of this SAI.

DISTRIBUTOR

Since February 19, 2005, JPMDS has served as the distributor for all the Trusts and holds itself available to receive purchase orders for each of the Fund’s shares. In that capacity, JPMDS has been granted the right, as agent of each Trust, to solicit and accept orders for the purchase of shares of each of the Funds in accordance with the terms of the Distribution Agreement between each Trust and JPMDS. JPMDS began serving as JPMT II’s distributor pursuant to a Distribution Agreement dated as of April 1, 2002. JPMDS is an affiliate of JPMIM, JPMorgan Investment Advisors and JPMorgan Chase Bank and is a direct, wholly-owned subsidiary of JPMorgan Chase. The principal offices of JPMDS are located at 460 Polaris Parkway, Westerville, OH 43082.

Unless otherwise terminated, the Distribution Agreement with JPMDS will continue in effect for annual periods beyond October 31 of each year, and will continue thereafter for successive one-year terms if approved at least annually by: (a) the vote of a majority of those members of the Board of Trustees who are not parties to the Distribution Agreement or interested persons of any such party, cast in person at a meeting for the purpose of voting on such approval, and (b) the vote of the Board of Trustees or the vote of a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be terminated without penalty on not less than 60 days’ prior written notice by the Board of Trustees, by vote of majority of the outstanding voting securities of the Fund or by JPMDS. The termination of the Distribution Agreement with respect to one Fund will not result in the termination of the Distribution Agreement with respect to any other Fund. The Distribution Agreement may also be terminated in the event of its assignment, as defined in the 1940 Act. JPMDS is a broker-dealer registered with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).

For details of the compensation paid to the principal underwriter, JPMDS, see “DISTRIBUTOR —Compensation paid to JPMDS” in Part I of this SAI.

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DISTRIBUTION PLAN

Certain Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the 1940 Act (the “Distribution Plan”) on behalf of the Class A Shares, Class B Shares, Class C Shares, Class R2 Shares, Cash Management Shares, Morgan Shares, Reserve Shares, Service Shares, Eagle Shares and E*TRADE Class Shares of the applicable Funds, which provides that each of such classes shall pay for distribution services a distribution fee (the “Distribution Fee”) to JPMDS, at annual rates not to exceed the amounts set forth in each applicable Fund’s prospectuses. The Institutional Class Shares, Select Class Shares, Class R5 Shares, Direct Shares, Class R6 Shares, IM Shares, Premier Shares, Capital Shares, Direct Shares and Agency Shares of the Funds have no Distribution Plan.

JPMDS may use the Rule 12b-1 fees payable under the Distribution Plan to finance any activity that is primarily intended to result in the sale of Shares, including, but not limited to, (i) the development, formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, magazine, newspaper, electronic and media advertising; (ii) the preparation, printing and distribution of prospectuses, statements of additional information and reports and any supplements thereto (other than prospectuses, statements of additional information and reports and any supplements thereto used for regulatory purposes or distributed to existing shareholders of each Fund); (iii) the preparation, printing and distribution of sales and promotional materials and sales literature which is provided to various entities and individuals, including brokers, dealers, financial institutions, financial intermediaries, shareholders, and prospective investors in each Fund; (iv) expenditures for sales or distribution support services, including meetings with and assistance to brokers, dealers, financial institutions, and financial intermediaries and in-house telemarketing support services and expenses; (v) preparation of information, analyses, surveys, and opinions with respect to marketing and promotional activities, including those based on meetings with and feedback from JPMDS’s sales force and others including potential investors, shareholders and financial intermediaries; (vi) commissions, incentive compensation, finders’ fees, or other compensation paid to, and expenses of employees of JPMDS, brokers, dealers, and other financial institutions and financial intermediaries that are attributable to any distribution and/or sales support activities, including interest expenses and other costs associated with financing of such commissions, incentive compensation, other compensation, fees, and expenses; (vii) travel, promotional materials, equipment, printing, delivery and mailing costs, overhead and other office expenses of JPMDS and its sales force attributable to any distribution and/or sales support activities, including meetings with brokers, dealers, financial institutions and financial intermediaries in order to provide them with information regarding the Funds and their investment process and management; (viii) the costs of administering the Distribution Plan; (ix) expenses of organizing and conducting sales seminars; and (x) any other costs and expenses relating to any distribution and/or sales support activities. Activities intended to promote one class of shares of a Fund may also benefit the Fund’s other shares and other Funds. Anticipated benefits to the Funds that may result from the adoption of the Distribution Plan are economic advantages achieved through economies of scale and enhanced viability if the Funds accumulate a critical mass.

Class A, Class B, Class C Shares and Class R2 Shares. Class A Shares of the Funds pay a Distribution Fee of 0.25% of average daily net assets. Class R2 Shares of the Funds pay a Distribution Fee of 0.50% of average daily net assets. Class B and Class C Shares of the Funds pay a Distribution Fee of 0.75% of average daily net assets. JPMDS currently expects to pay sales commissions to a dealer at the time of sale of Class B and Class C Shares of the Funds of up to 4.00% (2.75% for Class B Shares of the Short Duration Bond Fund, Short-Intermediate Municipal Bond Fund, Limited Duration Bond Fund and Treasury & Agency Fund) and 1.00% respectively of the purchase price of the shares sold by such dealer. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive a maximum Distribution Fee of 0.75% of average daily net assets with respect to Class B and Class C Shares of the Funds, it will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.25% annualized of the average daily net asset value of the Class A Shares or 0.75% annualized of the average daily net asset value of the Class B and Class C Shares or 0.50% annualized of the average daily net asset value of the Class R2 Shares maintained in a Fund by such broker-dealers’ customers. Such payments on Class A Shares and Class R2 Shares will be paid to broker-dealers immediately. Such payments on Class B and Class C Shares will be paid to broker-dealers beginning in the 13th month following the purchase of such shares, except certain broker-dealers who have sold Class C Shares to certain defined contribution plans and who have waived the 1.00% sales commission shall be paid trail or maintenance commissions immediately.

Money Market Funds. Some payments under the Distribution Plan may be used to compensate broker-dealers with trail or maintenance commissions in an amount not to exceed 0.75% annualized of the average daily net asset value of Class B Shares or Class C Shares maintained in a Fund by such broker-dealers’ customers. With respect to

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Cash Management Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.50% annualized of the average daily net asset value. With respect to Reserve Shares, broker-dealers will be compensated with trail or maintenance commissions of 0.25% annualized of the average daily net asset value. For Class B, Class C and Morgan Shares, trail or maintenance commissions will be paid to broker-dealers beginning in the 13th month following the purchase of such shares. Since the distribution fees are not directly tied to expenses, the amount of distribution fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. JPMDS will use its own funds (which may be borrowed or otherwise financed) to pay such amounts. Because JPMDS will receive 0.75% on Class B and C Shares, 0.50% on Cash Management Shares, 0.10% on Morgan Shares (except for Morgan Shares of the Prime Money Market Fund), 0.25% on Reserve Shares and Eagle Shares and 0.60% on E*TRADE Class and Service Shares of average daily net assets, the fee will take JPMDS several years to recoup the sales commissions paid to dealers and other sales expenses. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses).

No class of shares of a Fund will make payments or be liable for any distribution expenses incurred by other classes of shares of any Fund.

Since the Distribution Fee is not directly tied to expenses, the amount of Distribution Fees paid by a class of a Fund during any year may be more or less than actual expenses incurred pursuant to the Distribution Plan. For this reason, this type of distribution fee arrangement is characterized by the staff of the SEC as being of the “compensation variety” (in contrast to “reimbursement” arrangements by which a distributor’s payments are directly linked to its expenses). With respect to Class B and Class C Shares of the Funds, because of the 0.75% annual limitation on the compensation paid to JPMDS during a fiscal year, compensation relating to a large portion of the commissions attributable to sales of Class B or Class C Shares in any one year will be accrued and paid by a Fund to JPMDS in fiscal years subsequent thereto. However, the shares are not liable for any distribution expenses incurred in excess of the Distribution Fee paid.

The Distribution Plan provides that it will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trustees and a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trusts and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such plan (“Qualified Trustees”).

The Distribution Plan may be terminated, with respect to any class of a Fund, at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the class of such Fund to which it applies (as defined in the 1940 Act and the rules thereunder). The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the affected shareholders and may not be materially amended in any case without a vote of the majority of both the Trustees and the Qualified Trustees. Each of the Funds will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six years from the date of the Distribution Plan, and for the first two years such copies will be preserved in an easily accessible place. The Board of Trustees will review at least on a quarterly basis written reports of the amounts expended under the Distribution Plan indicating the purposes for which such expenditures were made. The selection and nomination of Qualified Trustees shall be committed to the discretion of the disinterested Trustees (as defined in the 1940 Act) then in office.

For details of the Distribution fees that the Funds paid to or that were accrued by JPMDS, see “DISTRIBUTOR – Distribution Fees” in Part I of this SAI.

SECURITIES LENDING AGENT

To generate additional income, certain Funds may lend up to 33 1/3% of their total assets pursuant to agreements (“Borrower Agreements”) requiring that the loan be continuously secured by cash or U.S. Treasury securities. JPMorgan Chase Bank, an affiliate of the Funds, and Goldman Sachs serve as lending agents pursuant to the JPMorgan Agreement and the Goldman Sachs Agreement, respectively.

Under the Goldman Sachs Agreement and the JPMorgan Agreement, Goldman Sachs and JPMorgan Chase Bank, respectively, acting as agents for certain of the Funds, loan securities to approved borrowers pursuant to Borrower Agreements substantially in the form approved by the Board of Trustees in exchange for collateral. During the term of the loan, the Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of

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cash collateral in accordance with investment guidelines contained in the JPMorgan Agreement or the Goldman Sachs Agreement. The Fund retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. The net income earned on the securities lending (after payment of rebates and the lending agent’s fee) is included in the Statement of Operations as income from securities lending (net in the Fund’s financial statements). Information on the investment of cash collateral is shown in the Schedule of Portfolio Investments (in the Fund’s financial statements).

Under the Goldman Sachs Agreement, Goldman Sachs is entitled to a fee equal to a percentage of the earnings on loans of securities. For purposes of this calculation, earnings shall mean: (a) the earnings on investments of cash collateral including waivers and reimbursements made by the Fund’s adviser or its affiliates for the benefit of the Fund that are related solely to investments of cash collateral less (b) the cash collateral fees paid to borrowers in connection with cash collateral. Pursuant to the Third Party Securities Lending Agreement, JPMorgan Chase Bank’s compensation is paid by Goldman Sachs. Under the JPMorgan Agreement, JPMorgan Chase Bank is entitled to a fee, monthly in arrears, equal to (i) 0.03% of the average dollar value of loans of U.S. securities outstanding during a given month; and (ii) 0.09% of the average dollar value of loans of non-U.S. securities outstanding during a given month. The purpose of these fees under the JPMorgan Agreement is to cover the custodial, administrative and related costs of securities lending including securities movement, settlement of trades involving cash received as collateral, custody of collateral and marking to market loans.

CUSTODIAN

Pursuant to the Global Custody and Fund Accounting Agreement with JPMorgan Chase Bank, 270 Park Avenue, New York, New York 10017 (the “JPMorgan Custody Agreement”), JPMorgan Chase Bank serves as the custodian and fund accounting agent for each of the Funds, other than the JPMorgan SR Funds. Pursuant to the JPMorgan Custody Agreement, JPMorgan Chase Bank is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. JPMorgan Chase Bank is an affiliate of the Advisers.

With respect to the JPMorgan SR Funds, pursuant to the Global Custody and Fund Accounting Agreement between JPMFM, JPMT I on behalf of the JPMorgan SR Funds, and JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017, effective May 5, 2006 (the “SR Custody Agreement”), JPMorgan Chase Bank serves as the custodian and funds accounting agent and is responsible for holding portfolio securities and cash and maintaining the books of account and records of portfolio transactions. The fees and expenses under the SR Custody Agreement for custody and fund accounting are paid by JPMFM.

CUSTODY AND FUND ACCOUNTING FEES AND EXPENSES

For custodian services, each Fund (other than the JPMorgan SR Funds) pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0009% and 0.35% of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held), calculated monthly in arrears and fees between $2.50 and $80 for securities trades (depending on the domicile in which the trade is settled) and $5.00 for receipt of principal and/or interest on fixed income securities. JPMorgan Chase Bank is also reimbursed for its reasonable out-of-pocket or incidental expenses, including, but not limited to, legal fees.

For custodian services for the JPMorgan SR Funds, JPMFM pays to JPMorgan Chase Bank annual safekeeping fees of between 0.0009% and 0.35% of assets held by JPMorgan Chase Bank (depending on the domicile in which the asset is held) calculated monthly in arrears. JPMFM also pays JPMorgan Chase Bank fees between $2.50 and $80 for securities trades (depending on the domicile in which the trade is settled) and $5.00 for receipt of principal and/or interest on fixed income securities. JPMFM shall also pay JPMorgan Chase Bank’s ordinary, reasonable out-of-pocked or incidental expenses other than legal fees and tax or related fees incidental to processing by governmental authorities, issuers or their agents.

JPMorgan Chase Bank also is paid $15, $35 or $60 per proxy (depending on the country where the issuer is located) for its service which helps facilitate the voting of proxies throughout the world.

In addition, JPMorgan Chase Bank provides derivative servicing with respect to swaps, swaptions and bond and currency options. The fees for these services include a transaction fee of up to $40 per new contract, a fee of up to $10 per contract amendment (including transactions such as trade amendments, cancellations, terminations, novations, option exercises, option expiries, maturities or credit events) and a daily fee of up to $0.40 per contract per day for position management services.

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With respect to fund accounting services, the following schedule shall be employed in the calculation of the fees payable for the services provided under the JPMorgan Custody Agreement and the SR Custody Agreement. For purposes of determining the asset levels at which a Tier applies, assets for that fund type across the entire J.P. Morgan Funds Complex shall be used.

Money Market Funds:
Tier One	First $250 billion	0.0014%
Tier Two	Over $250 billion	0.0010%

U.S. Fixed Income Funds:
Tier One	First $25 billion	0.0040%
Tier Two	Next $35 billion	0.0025%
Tier Three	Over $60 billion	0.0020%

U.S. Equity Funds:
Tier One	First $25 billion	0.0035%
Tier Two	Next $35 billion	0.0020%
Tier Three	Over $60 billion	0.0015%

International Funds:
Tier One	First $12.5 billion	0.0050%
Tier Two	Over $12.5 billion	0.0040%

Emerging Markets Funds:
Tier One	First $12.5 billion	0.0060%
Tier Two	Over $12.5 billion	0.0050%

Other Fees:
Multi-Managed Funds (per manager)		$10,000
Fund of Funds (for a Fund of Funds that invests in J.P. Morgan Funds only)		$15,000
Short Extension Portfolio Services		$70,000
Additional Share Classes		$2,000
(For certain Funds of Funds, this additional class expense applies after the third class.)

Minimums:
(except for certain Funds of Funds subject to the fee described above)
U.S. Equity Funds		$20,000
U.S. Fixed Income Funds		$25,000
Money Markets Funds		$15,000
International Funds		$35,000
Emerging Markets Funds		$40,000
Highbridge Statistical Market
Neutral Fund and
Highbridge Dynamic Commodities
Strategy Fund		$30,000

TRANSFER AGENT

Boston Financial Data Services, Inc. (“BFDS” or “Transfer Agent”), 2000 Crown Colony Drive, Quincy, MA 02169, serves as each Fund’s transfer and dividend disbursing agent. As transfer agent and dividend disbursing agent, BFDS is responsible for maintaining account records, detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

The Trusts, on behalf of the Funds have entered into a shareholder servicing agreement, effective February 19, 2005, with JPMDS (“Shareholder Servicing Agreement”). The Shareholder Servicing Agreement for Institutional Class Shares of JPMT II became effective on August 12, 2004. Under the Shareholder Servicing Agreement, JPMDS will provide, or cause its agents to provide, any combination of the (i) personal shareholder liaison services

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and shareholder account information services (“Shareholder Services”) described below and/or (ii) other related services (“Other Related Services”) as also described below.

“Shareholder Services” include (a) answering shareholder inquiries (through electronic and other means) regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to the Funds; (b) providing shareholders with information through electronic means; (c) assisting shareholders in completing application forms, designating and changing dividend options, account designations and addresses; (d) arranging for or assisting shareholders with respect to the wiring of the funds to and from shareholder accounts in connection with shareholder orders to purchase, redeem or exchange shares; (e) verifying shareholder requests for changes to account information; (f) handling correspondence from shareholders about their accounts; (g) assisting in establishing and maintaining shareholder accounts with the Trusts; and (h) providing other shareholder services as the Trusts or a shareholder may reasonably request, to the extent permitted by applicable law.

“Other Related Services” include (a) aggregating and processing purchase and redemption orders for shares; (b) providing shareholders with account statements showing their purchases, sales, and positions in the applicable Fund; (c) processing dividend payments for the applicable Fund; (d) providing sub-accounting services to the Trusts for shares held for the benefit of shareholders; (e) forwarding communications from the Trusts to shareholders, including proxy statements and proxy solicitation materials, shareholder reports, dividend and tax notices, and updated Prospectuses and SAIs; (f) receiving, tabulating and transmitting proxies executed by shareholders; (g) facilitating the transmission and receipt of funds in connection with shareholder orders to purchase, redeem or exchange shares; (h) developing and maintaining the Trusts’ website; (i) developing and maintaining facilities to enable transmission of share transactions by electronic and non-electronic means; (j) providing support and related services to Financial Intermediaries in order to facilitate their processing of orders and communications with shareholders; (k) providing transmission and other functionalities for shares included in investment, retirement, asset allocation, cash management or sweep programs or similar programs or services; and (l) developing and maintaining check writing functionality.

Fees earned by J.P. Morgan Private Investments Inc. (JPMPI, the Subadviser for the J.P. Morgan Access Funds) for managing certain accounts may vary, particularly because for multiple accounts, JPMPI is paid based upon the performance results for those accounts. In addition, some of the portfolio managers have personal investments in other accounts. This could create a conflict of interest because the portfolio managers could have an incentive to favor certain accounts over others, resulting in other accounts outperforming the Fund. JPMPI believes that such conflicts are mitigated in part because the Fund will be investing predominantly in mutual funds and structured notes the prices of which are fixed at the close of the trading day for all investors. With respect to other securities, JPMPI utilizes JPMIM’s trading desk and systems in order to participate in JPMIM’s policies designed to achieve fair and equitable allocation of investment opportunities. JPMPI also has policies and procedures that seek to manage conflicts and monitors a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with its Code of Ethics and J.P. Morgan Chase and Co.’s Code of Conduct.

For details of fees paid by the Funds to JPMDS for Shareholder Services and Other Related Services under the Shareholder Servicing Agreement, see “SHAREHOLDER SERVICING — Shareholder Services Fees” in Part I of this SAI.

To the extent it is not otherwise required by its contractual agreement to limit a Fund’s expenses as described in the Prospectuses for the Funds, JPMDS may voluntarily agree from time to time to waive a portion of the fees payable to it under the Shareholder Servicing Agreement with respect to each Fund on a month-to-month basis.

JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of such fees received from the Funds to such entities for performing Shareholder Services and/or Other Related Services, as described above, for shareholders. Such Financial Intermediaries may include, without limitation, any person who is an affiliate of JPMDS.

If not terminated, the Shareholder Servicing Agreement will continue for successive one year terms beyond October 31 of each year, provided that such continuance is specifically approved at least annually by the vote of a majority of those members of the Board of Trustees of the Trusts who are not parties to the Shareholder Servicing Agreement or interested persons (as defined in the 1940 Act) of any such party. The Shareholder Servicing Agreement may be terminated without penalty, on not less than 60 days’ prior written notice, by the Board of Trustees of the Trusts or by JPMDS. The Shareholder Servicing Agreement will also terminate automatically in the event of its assignment.

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Financial Intermediaries may offer additional services to their customers, including specialized procedures and payment for the purchase and redemption of Fund shares, such as pre-authorized or systematic purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Each Financial Intermediary may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain Financial Intermediaries may (although they are not required by the Trusts to do so) credit to the accounts of their customers from whom they are already receiving other fees amounts not exceeding such other fees or the fees for their services as Financial Intermediaries.

For shareholders that bank with JPMorgan Chase Bank, JPMDS may aggregate investments in the Funds with balances held in JPMorgan Chase Bank accounts for purposes of determining eligibility for certain bank privileges that are based on specified minimum balance requirements, such as reduced or no fees for certain banking services or preferred rates on loans and deposits. JPMorgan Chase Bank and certain broker-dealers and other Financial Intermediaries may, at their own expense, provide gifts such as computer software packages, guides and books related to investments or additional Fund shares valued up to $250 to their customers that invest in the J.P. Morgan Funds.

JPMDS or its affiliates may from time to time, at its or their own expense, out of compensation retained by them from the Funds or from other sources available to them, make additional payments to certain selected dealers or other Financial Intermediaries for performing administrative services for their customers. These services include maintaining account records, processing orders to purchase, redeem and exchange Fund shares and responding to certain customer inquiries. The amount of such compensation may be up to an additional 0.10% annually of the average net assets of the Funds attributable to shares of the Funds held by the customer of such Financial Intermediaries. Such compensation does not represent an additional expense to the Funds or to their shareholders, since it will be paid by JPMDS.

JPMDS, the Funds and their affiliates, agents and subagents may share certain information about shareholders and their accounts, as permitted by law and as described in the J.P. Morgan Funds Privacy Policy provided with your Prospectus, and also available on the J.P. Morgan Funds website at www.jpmorganfunds.com.

EXPENSES

Except for the JPMorgan SR Funds, the Funds pay the expenses incurred in their operations, including their pro-rata share of expenses of the Trusts. These expenses include: investment advisory and administrative fees; the compensation of the Trustees; registration fees; interest charges; taxes; expenses connected with the execution, recording and settlement of security transactions; fees and expenses of the Funds’ custodian for all services to the Funds, including safekeeping of funds and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, legal counsel and any transfer agent, registrar or dividend disbursing agent of the Trusts; insurance premiums; and expenses of calculating the NAV of, and the net income on, shares of the Funds. Shareholder servicing and distribution fees are all allocated to specific classes of the Funds. In addition, the Funds may allocate transfer agency and certain other expenses by class. Service providers to a Fund may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

With respect to the JPMorgan SR Funds, the Administrator pays many of the ordinary expenses incurred by the Funds in their operations including organization costs, taxes, ordinary fees and expenses for legal and auditing services, fees and expenses of pricing services, the expenses of preparing (including typesetting), printing and mailing reports, prospectuses, statements of additional information, proxy solicitation material and notices to existing shareholders, all expenses incurred in connection with issuing and redeeming shares, the cost of custodial and fund accounting services, and the cost of initial and ongoing registration of the shares under Federal and state securities laws. The Funds pay the following fees and expenses, including their pro-rata share of the following fees and expenses of the Trust: (1) transfer agency, (2) shareholder servicing, (3) distribution fees, (4) brokerage costs, (5) all fees and expenses of Trustees, (6) the portion of the compensation of the Trust’s Chief Compliance Officer (CCO) attributable to the Funds on the basis of relative net assets, (7) costs of the Trust’s CCO Program, (8) insurance, including fidelity bond and D&O insurance, (9) interest, (10) litigation and (11) other extraordinary or nonrecurring expenses. Shareholder servicing and distribution fees are allocated to specific classes of the Funds. Service providers to the Funds may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled.

JPMIM, SCR&M, JPMFM and JPMDS have agreed that they will waive fees or reimburse the Funds as described in the Prospectuses.

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FINANCIAL INTERMEDIARIES

The services provided by Financial Intermediaries may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder subaccounting, answering client inquiries regarding the Funds, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client’s account balance and integrating these statements with those of other transactions and balances in the client’s other accounts serviced by the Financial Intermediary, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding executed proxies and obtaining such other information and performing such other services as JPMDS or clients of the Financial Intermediary may reasonably request and agree upon with the Financial Intermediary.

Financial Intermediaries may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Financial Intermediaries, but in all cases will be retained by the Financial Intermediary and will not be remitted to a Fund or JPMDS.

Certain Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. Such Funds will be deemed to have received a purchase or redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee accepts the order. These orders will be priced at the Fund’s NAV next calculated after they are so accepted.

The Funds may also enter into agreements with Financial Intermediaries pursuant to which the Funds will pay the Financial Intermediary for services such as networking, sub-transfer agency and/or omnibus accounting. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of clients serviced by such Financial Intermediary up to a set maximum dollar amount per shareholder account serviced, or (2) the number of accounts serviced by such Financial Intermediary. Any payments made pursuant to such agreements are in addition to, rather than in lieu of, Rule 12b-1 fees and shareholder servicing fees the Financial Intermediary may also be receiving pursuant to agreements with the Distributor and shareholder servicing agent, respectively. From time to time, JPMDS, JPMIM or their affiliates may pay a portion of the fees for networking, sub-transfer agency and/or omnibus accounting at its or their own expense and out of its or their legitimate profits.

ADDITIONAL COMPENSATION TO FINANCIAL INTERMEDIARIES

JPMDS and JPMIM, at their own expense and out of their legitimate profits, may provide cash incentives (sometimes referred to as “other cash compensation”) to Financial Intermediaries. Additional cash incentives may also be paid by other affiliates of JPMDS and JPMIM from time to time. Those additional cash incentives are payments over and above any sales charges (including 12b-1 fees), shareholder servicing, sub-transfer agency or networking fees which are disclosed elsewhere in the Funds’ prospectuses or in this SAI. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives and/or for training and educating a Financial Intermediary’s employees. Cash compensation may also be paid to Financial Intermediaries for inclusion of the Funds on a sales list including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the Fund and the dollar amount of shares sold. In addition, JPMDS may pay Financial Intermediaries an additional commission on the sale of Fund shares subject to a contingent deferred sales charge (“CDSC”). JPMIM and its affiliates may pay any ticket charges applied to Fund shares.

Other cash compensation payments made by JPMDS, JPMIM and/or their affiliates may be different for different Financial Intermediaries and may vary with respect to the type of fund (e.g., equity fund or fixed income fund) sold by the Financial Intermediary. Other cash compensation payments are usually structured in one of three ways: (i) basis point payments on gross sales; (ii) basis point payments on net assets; and/or (iii) fixed dollar amount payments. Other cash compensation payments are always made only to the firm, never to individuals.

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For details of the amounts paid by the Funds’ Adviser and Distributor for all of the Funds pursuant to their other cash compensation arrangements, see “FINANCIAL INTERMEDIARIES — Other Cash Compensation” in Part I of this SAI.

To the extent permitted by the FINRA regulations, JPMIM, JPMDS and their affiliates may also pay non-cash compensation to sales representatives of Financial Intermediaries in the form of: (i) occasional gifts; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of regional or national events of Financial Intermediaries or due diligence meetings.

If investment advisers, distributors or affiliates of mutual funds pay bonuses and incentives in differing amounts, Financial Intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a Financial Intermediary and its financial consultants may also have a financial incentive for recommending a particular share class over the other share classes.

Finders’ Fees. JPMDS may pay Financial Intermediaries who sell over $1 million of Class A Shares of certain Funds a finder’s fee. JPMDS reserves the right to alter or change the finder’s fee policy at any time at its own discretion. If a plan redeems all of the shares for which a finder’s fee has been paid within 12 months of the purchase date, JPMDS will reclaim the finder’s fee paid to the Financial Intermediary rather than charge a CDSC to the plan.

For details of finders’ fee commissions paid to Financial Intermediaries, see “FINANCIAL INTERMEDIARIES — Finders’ Fee Commissions” in Part I of this SAI.

For details of the finder’s fee amounts paid by the Adviser and Distributor for the Funds’ most recent fiscal year, see “FINANCIAL INTERMEDIARIES — Finders’ Fee Commissions” in Part I of this SAI.

TRUST COUNSEL

The law firm of Dechert LLP, 1095 Avenue of the Americas, New York, NY 10036-6797, is counsel to the Trusts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The independent registered public accounting firm for the Trusts and the Funds is PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017. PricewaterhouseCoopers LLP conducts an annual audit of the financial statements of each of the Funds and assists in the preparation and/or review of each Fund’s federal and state income tax returns.

DIVIDENDS AND DISTRIBUTIONS

Each Fund declares and pays dividends and distributions as described under “Distribution and Tax Matters” in the Prospectuses. Dividends may differ between classes as a result of differences in distribution expenses or other class-specific expenses.

Dividends and capital gains distributions paid by a Fund are automatically reinvested in additional shares of the Fund unless the shareholder has elected to have them paid in cash. Dividends and distributions to be paid in cash are credited to the shareholder’s pre-assigned bank account or are mailed by check in accordance with the customer’s instructions. The Funds reserve the right to discontinue, alter or limit the automatic reinvestment privilege at any time.

If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder’s address of record, such shareholder’s distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. With regard to Funds that accrue dividends daily, dividends will only begin to accrue after a Fund receives payment for shares. Once a Fund distributes proceeds from a redemption, shares are no longer entitled to receive any dividends that are declared.

NET ASSET VALUE

Shares are sold at NAV per share, plus a sales charge, if any. This is also known as the offering price. Shares are also redeemed at NAV, minus any applicable deferred sales charges. Each class of shares in each Fund has a

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different NAV. This is primarily because each class has class specific expenses such as distribution and shareholder servicing fees.

The NAV per share of a class of a Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a discussion of the procedures used by the Funds in valuing their assets.

Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded (for example, a natural disaster affecting an entire country or region, or an event that affects an individual company) but before a Fund’s NAV is calculated, may be valued at its fair value in accordance with policies and procedures adopted by the J.P. Morgan Funds’ Board of Trustees. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation determinations may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.

Equity securities listed on a North American, Central American, South American or Caribbean (“Americas”) securities exchange are generally valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Funds are valued. The value of securities listed on the NASDAQ Stock Market, Inc. is generally the NASDAQ official closing price.

Generally, trading of foreign securities on most foreign markets is completed before the close in trading in U.S. markets. The Funds have implemented fair value pricing on a daily basis for all equity securities other than Americas equity securities. The fair value pricing utilizes the quotations of an independent pricing service. Trading on foreign markets may also take place on days on which the U.S. markets and the Funds are closed.

Shares of open-end investment companies are valued at their NAVs.

Fixed income securities with a remaining maturity of 61 days or more are valued using market quotations supplied by approved independent third party pricing services, affiliated pricing services or broker/dealers. In determining security prices, pricing services and broker/dealers may consider a variety of inputs and factors, including, but not limited to proprietary models that may take into account market transactions in securities with comparable characteristics, yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, underlying collateral and estimated cash flows.

Generally, short-term securities which mature in 60 days or less are valued at amortized cost if their maturity at acquisition was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their maturity when acquired by a Fund was more than 60 days.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing market rates from an approved independent pricing service as of 4:00 PM ET.

Options (e.g., on stock indices, equity or debt securities) traded on U.S. securities exchanges are valued at the last sale or close price at the close of options trading on such exchanges.

Options traded on foreign exchanges are valued at the settled price, or if no settled price is available, at the last sale price available prior to the calculation of a Fund’s NAV.

Exchange traded futures (e.g., on stock indices, debt securities or commodities) are valued at the settled price, or if no settled price is available, at the last sale price as of the close of the exchanges on which they trade.

Non-listed over-the-counter options and futures are valued at the evaluated price provided by a counterparty or broker/dealer.

Swaps and structured notes are priced generally by an approved independent third party or affiliated pricing service or at an evaluated price provided by a counterparty or broker/dealer.

Certain fixed income securities and swaps may be valued using market quotations or valuations provided by pricing services affiliated with the Adviser. Valuations received by the Funds from affiliated pricing services are the same as those provided to other affiliated and unaffiliated entities by these affiliated pricing services.

The Money Market Funds’ portfolio securities are valued at their amortized cost. The purpose of this method of calculation is to attempt to maintain a constant NAV per share of each Fund of $1.00. No assurances can be given

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that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes an amortization that would produce a constant yield to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The Board of Trustees has established procedures and directed certain officers of the Funds to monitor the differences between the NAVs calculated based on amortized cost and market value at predetermined intervals but no less frequently than weekly, and to report to the Board of Trustees such differences. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Board of Trustees may take steps necessary to reduce such deviation if it believes that such deviation will result in material dilution or any unfair results to investors or existing shareholders. Actions that may be taken by the Board of Trustees include (i) redeeming shares in kind, (ii) selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average maturity of portfolio securities, (iii) withholding or supplementing dividends (iv) utilizing a net asset value per share as determined by using available market quotations, or (v) reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be accomplished by having each shareholder contribute to a Fund’s capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his or her investment in the Funds.

With respect to all Funds, securities or other assets for which market quotations are not readily available or for which market quotations do not represent the value at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist the Board of Trustees in its oversight of the valuation of the Funds’ securities. The Funds’ Administrator has established a Valuation Committee (“VC”) to (1) make fair value determinations in certain predetermined situations as outlined in the procedures approved by the Board of Trustees and (2) provide recommendations to the Board of Trustee’s Audit and Valuation Committee in other situations. The VC includes senior representatives from the Funds’ management as well as the Funds’ investment adviser. Fair value situations could include, but are not limited to: (1) a significant event that affects the value of a Fund’s securities (e.g., news relating to natural disasters affecting an issuer’s operations or earnings announcements); (2) illiquid securities; (3) securities that may be defaulted or de-listed from an exchange and are no longer trading; or (4) any other circumstance in which the VC believes that market quotations do not accurately reflect the value of a security.

DELAWARE TRUSTS

JPMT I and JPMT II. JPMT I and JPMT II were each formed as Delaware statutory trusts on November 12, 2004 pursuant to separate Declarations of Trust dated November 5, 2004. JPMT I assumed JPMMFS’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005, and JPMT II assumed One Group Mutual Funds’ registration pursuant to the 1933 Act and the 1940 Act effective after the close of business on February 18, 2005.

Under Delaware law, shareholders of a statutory trust shall have the same limitation of personal liability that is extended to stockholders of private corporations for profit organized under Delaware law, unless otherwise provided in the trust’s governing trust instrument. JPMT I’s and JPMT II’s Declarations of Trust each provides that shareholders of JPMT I and JPMT II shall not be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to JPMT I or JPMT II or any series or class thereof. In addition, the Declarations of Trust each provides that neither JPMT I or JPMT II, nor the Trustees, officers, employees, nor agents thereof shall have any power to bind personally any shareholders nor to call upon any shareholder for payment of any sum of money or assessment other than such as the shareholder may personally agree to pay. Moreover, Declarations of Trust for JPMT I and JPMT II each expressly provide that the shareholders shall have the same limitation of personal liability that is extended to shareholders of a private corporation for profit incorporated in the State of Delaware.

The Declarations of Trust of JPMT I and JPMT II each provides for the indemnification out of the assets held with respect to a particular series of shares of any shareholder or former shareholder held personally liable solely by reason of a claim or demand relating to the person being or having been a shareholder and not because of the shareholder’s acts or omissions. The Declarations of Trust of JPMT I and JPMT II each also provide that JPMT I and JPMT II, on behalf of the applicable series, may, at its option with prior written notice, assume the defense of any claim made against a shareholder.

JPMT I’s and JPMT II’s Declarations of Trust each provides that JPMT I and JPMT II will indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with any proceeding in which

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they may be involved because of their offices with JPMT I or JPMT II, unless, as to liability to JPMT I or JPMT II or the shareholders thereof, the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices. In addition, the Declarations of Trust each provides that any Trustee who has been determined to be an “audit committee financial expert” shall not be subject to a greater liability or duty of care because of such determination.

JPMT I and JPMT II shall continue without limitation of time subject to the provisions in the Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon written notice to the shareholders.

JPMT I is party to an Agreement and Plan of Investment and Transfer of Assets dated January 17, 2006 pursuant to which it has agreed, out of the assets and property of certain Funds, to indemnify and hold harmless JPMorgan Chase Bank, in its corporate capacity and as trustee of certain common trust funds, and each of its directors and officers, for any breach by JPMT I of its representations, warranties, covenants or agreements under such Agreement or any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by JPMT I or its Board of Trustees or officers, related to the transfer of assets from certain common trust funds to the respective Funds and other related transactions.

MASSACHUSETTS TRUSTS

JPMMFG and JPMMFIT. JPMMFG and JPMMFIT are each organized as a Massachusetts business trust. The Growth Advantage Fund is a separate and distinct series of JPMMFIT. Copies of the Declarations of Trust of each of JPMMFG and JPMMFIT are on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declarations of Trust and By-laws of JPMMFG and JPMMFIT are designed to make JPMMFG and JPMMFIT similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability as described below.

Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust, which is not the case for a corporation. However, JPMMFG’s and JPMMFIT’s Declarations of Trust provide that the shareholders shall not be subject to any personal liability for the acts or obligations of the Funds and that every written agreement, obligation, instrument or undertaking made on behalf of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder.

No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by the Funds. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of the Funds. The Boards of Trustees intend to conduct the operations of JPMMFG and JPMMFIT in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

JPMMFG’s and JPMMIT’s Declarations of Trust each provides that JPMMFG and JPMMFIT will each indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with JPMMFG or JPMMFIT, unless, as to liability to JPMMFG or JPMMFIT or their shareholders, it is finally adjudicated that the Trustees engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices or with respect to any matter unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of JPMMFG or JPMMFIT. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

JPMMFIT shall continue without limitation of time subject to the provisions in its Declarations of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders. JPMMFG liquidated effective November 29, 2012, and is in the process of winding up its affairs.

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MARYLAND CORPORATION

JPMFMFG. JPMFMFG is a diversified open-end management investment company which was organized as a Maryland corporation, on August 19, 1997. Effective April 30, 2003, the name of JPMFMFG was changed from Fleming Mutual Fund Group, Inc. to J.P. Morgan Fleming Mutual Fund Group, Inc.

The Articles of Incorporation of JPMFMFG provide that a Director shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Articles of Incorporation also provide that JPMFMFG will indemnify its Directors and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with JPMFMFG to the fullest extent permitted by law. However, nothing in the Articles of Incorporation shall protect or indemnify a Director against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

DESCRIPTION OF SHARES

Shares of JPMT I and JPMT II. JPMT I and JPMT II are open-end, management investment companies organized as Delaware statutory trusts. Each Fund represents a separate series of shares of beneficial interest. See “Delaware Trusts.”

The Declarations of Trust of JPMT I and JPMT II each permits the Trustees to issue an unlimited number of full and fractional shares ($0.0001 par value) of one or more series and classes within any series and to divide or combine the shares of any series or class without materially changing the proportionate beneficial interest of such shares of such series or class in the assets held with respect to that series. Each share represents an equal beneficial interest in the net assets of a Fund with each other share of that Fund. The Trustees of JPMT I and JPMT II may authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, voting powers, rights, duties and privileges as the Trustees may determine; however, the Trustees may not classify or change outstanding shares in a manner materially adverse to shareholders of each share. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

The shareholders of each Fund are entitled to one vote for each dollar of NAV (or a proportionate fractional vote with respect to the remainder of the NAV of shares, if any), on matters on which shares of a Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMT I or JPMT II, respectively. The voting rights of shareholders are not cumulative with respect to the election of Trustees. It is the intention of JPMT I and JPMT II not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust of JPMT I and JPMT II.

Each share of a series or class represents an equal proportionate interest in the assets in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMTI and JPMT II which are not attributable to a specific series or class are allocated among all of their series in a manner deemed by the Trustees to be fair and equitable. Shares have no pre-emptive or conversion rights, and when issued, are fully paid and non-assessable. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees of JPMT I and JPMT II may, without shareholder approval (unless otherwise required by applicable law): (i) cause JPMT I or JPMT II to merge or consolidate with or into one or more trusts (or series thereof to the extent permitted by law, partnerships, associations, corporations or other business entities (including trusts, partnerships, associations, corporations, or other business entities created by the Trustees to accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act, or is a series thereof, that will succeed to or assume JPMT I or JPMT II’s registration under the 1940 Act and that is formed, organized, or existing under the laws of the U.S. or of a state, commonwealth, possession or territory of the U.S., unless otherwise permitted under the 1940 Act; (ii) cause any one or more series or classes of

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JPMT I or JPMT II to merge or consolidate with or into any one or more other series or classes of JPMT I or JPMT II, one or more trusts (or series or classes thereof to the extent permitted by law), partnerships, associations, corporations; (iii) cause the shares to be exchanged under or pursuant to any state or federal statute to the extent permitted by law; or (iv) cause JPMT I or JPMT II to reorganize as a corporation, limited liability company or limited liability partnership under the laws of Delaware or any other state or jurisdiction. However, the exercise of such authority may be subject to certain restrictions under the 1940 Act.

The Trustees may, without shareholder vote, generally restate, amend or otherwise supplement JPMT I or JPMT II’s governing instruments, including the Declarations of Trust and the By-Laws, without the approval of shareholders, subject to limited exceptions, such as the right to elect Trustees.

The Trustees, without obtaining any authorization or vote of shareholders, may change the name of any series or class or dissolve or terminate any series or class of shares.

Shares have no subscription or preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the Prospectus and this SAI, JPMT I’s and JPMT II’s Shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of JPMT I or JPMT II, Shares of a Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as JPMT I or JPMT II shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding Shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding Shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding Shares of such Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by Shareholders of the Trust voting without regard to series.

Each share class of a Fund has exclusive voting rights with respect to matters pertaining to the Fund’s Distribution and Shareholder Services Plans, Distribution Plans or Shareholder Services Plan applicable to those classes.

Shares of JPMMFIT. JPMMFIT is an open-end, management investment company which is organized as a Massachusetts business trust. The Growth Advantage Fund represents a separate series of shares of beneficial interest of JPMMFIT. See “Massachusetts Trust.”

The Declaration of Trust of JPMMFIT permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in the Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in the Fund with each other share. Upon liquidation of the Fund, holders are entitled to share pro-rata in the net assets of the Fund available for distribution to such shareholders. See “Massachusetts Trusts.” The rights of redemption and exchange are described in the Prospectuses and elsewhere in this SAI.

The shareholders of the Fund are entitled to one vote for each whole share (with fractional shares entitled to a proportionate fractional vote) on matters on which shares of the Fund shall be entitled to vote. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of JPMMFIT. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of JPMMFIT not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Declarations of Trust.

Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class participate equally in the earnings, dividends and

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assets of the particular series or class. Expenses of JPMMFIT which are not attributable to a specific series or class are allocated among all of its series in a manner believed by management of JPMMFIT to be fair and equitable. Shares have no pre-emptive or conversion rights. Shares when issued are fully paid and non-assessable, except as set forth below. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that may affect a particular class, such as the approval of distribution plans for a particular class.

The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed Funds with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Fund for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Fund and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

Shareholders of the Fund have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Fund’s shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a NAV of at least $25,000 or at least 1% of JPMMFIT’s outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of the Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

For information relating to mandatory redemption of Fund shares or their redemption at the option of JPMMFIT under certain circumstances, see “Purchases, Redemptions and Exchanges”.

Shares of JPMFMFG. The Articles of Incorporation of JPMFMFG permit the classes of JPMFMFG to offer 812,500,000 shares of common stock, with $.001 par value per share. Pursuant to JPMFMFG’s Articles of Incorporation, the Board may increase the number of shares that the classes of JPMFMFG are authorized to issue without the approval of the shareholders of each class of JPMFMFG. The Board of Directors has the power to designate and redesignate any authorized but unissued shares of capital stock into one or more classes of shares and separate series within each such class, to fix the number of shares in any such class or series and to classify or reclassify any unissued shares with respect to such class or series.

Each share of a series in JPMFMFG represents an equal proportionate interest in that series with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the series. Shareholders have no preemptive rights. All consideration received by JPMFMFG for shares of any series and all assets in which such

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consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Under Maryland law, JPMFMFG is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

Each share in each series of the Fund represents an equal proportionate interest in that series of the Fund with each other share of that series of the Fund. The shares of each series and class participate equally in the earnings, dividends and assets of the particular series or class. Expenses of JPMFMFG which are not attributable to a specific series or class are allocated among all the series and classes in a manner believed by management of JPMFMFG to be fair and equitable. Shares of each series or class generally vote together, except when required by federal securities laws to vote separately on matters that may affect a particular series or class differently, such as approval of a distribution plan.

PORTFOLIO HOLDINGS DISCLOSURE

As described in the Prospectuses and pursuant to the procedures approved by the Trustees, each business day, a Fund will make available to the public upon request to J.P. Morgan Funds Services or the J.P. Morgan Institutional Funds Service Center (1-800-480-4111 or 1-800-766-7722, as applicable) a complete, uncertified schedule of its portfolio holdings as of the prior business day for the Money Market Funds and as of the last day of that prior month for all other Funds. In addition, from time to time, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website on a more timely basis.

The Funds’ publicly available uncertified, complete list of portfolio holdings information, as described above, may also be provided regularly pursuant to a standing request, such as on a monthly or quarterly basis, to (i) third party service providers, rating and ranking agencies, financial intermediaries, and affiliated persons of the Funds and (ii) clients of the Fund’s Adviser or its affiliates that invest in the Funds or such clients’ consultants. No compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures.

For a list of the entities that receive the Funds’ portfolio holdings information, the frequency with which it is provided and the length of the lag between the date of the information and the date it is disclosed, see “PORTFOLIO HOLDINGS DISCLOSURE” in Part I of this SAI.

In addition, certain service providers to the Funds or the Adviser, Administrator, Shareholder Servicing Agent or Distributor may for legitimate business purposes receive the Funds’ portfolio holdings information earlier than the time period specified in the applicable prospectus, such as sub-advisers, rating and ranking agencies, pricing services, proxy voting service providers, accountants, attorneys, custodians, securities lending agents, consultants retained to assist in the drafting of management discussion of fund performance in shareholder reports, brokers in connection with Fund transactions and in providing pricing quotations, transfer agents and entities providing CDSC financing (released weekly one day after trade date). When a Fund redeems a shareholder in kind, the shareholder generally receives its proportionate share of the Fund’s portfolio holdings and, therefore, the shareholder and its agent may receive such information earlier than the time period specified in the Prospectuses. Such holdings are released on conditions of confidentiality, which include appropriate trading prohibitions. “Conditions of confidentiality” include confidentiality terms included in written agreements, implied by the nature of the relationship (e.g., attorney–client relationship), or required by fiduciary or regulatory principles (e.g., custody services provided by financial institutions).

Disclosure of a Fund’s portfolio securities as an exception to the Funds’ normal business practice requires the business unit proposing such exception to identify a legitimate business purpose for the disclosure and to submit the proposal to the Fund’s Treasurer for approval following business and legal review. Additionally, no compensation or other consideration is received by a Fund or the Fund’s Adviser, or any other person for these disclosures. The Funds’ Trustees will review annually a list of such entities that have received such information, the frequency of such disclosures and the business purpose therefor. These procedures are designed to address conflicts of interest between the Funds’ shareholders on the one hand and the Fund’s Adviser or any affiliated person of the Fund or such entities on the other hand by creating a structured review and approval process which seeks to ensure that disclosure of information about the Fund’s portfolio securities is in the best interests of the Fund’s shareholders. There can be no assurance, however, that a Fund’s policies and procedures with respect to the disclosure of portfolio holdings information will prevent the misuse of such information by individuals or firms in possession of such information.

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In addition to the foregoing, the portfolio holdings of certain of the Adviser’s separately managed account investment strategies, which are the same or substantially similar to certain of the J.P. Morgan Funds, are made available on a more timely basis than the time period specified in the applicable prospectus. It is possible that any such recipient of these holdings could trade ahead of or against a Fund based on the information received.

Finally, the Funds release information concerning any and all portfolio holdings when required by law. Such releases may include providing information concerning holdings of a specific security to the issuer of such security. With regard to the Money Market Funds, beginning in October 2010, not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained. In addition, beginning in December 2010, not later than five business days after the end of each calendar month, each Money Market Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on a delayed basis on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website 60 days after the end of each calendar month. In addition to information on portfolio holdings, no sooner than 10 days after month end, the Funds may post a portfolio characteristics summary to the J.P. Morgan Funds’ website at www.jpmorganfunds.com. In addition, other fund statistical information may be found on the J.P. Morgan Funds’ website from time to time.

PROXY VOTING PROCEDURES AND GUIDELINES

The Board of Trustees has delegated to the Advisers and their affiliated advisers, proxy voting authority with respect to the Funds’ portfolio securities. To ensure that the proxies of portfolio companies are voted in the best interests of the Funds, the Funds’ Board of Trustees has adopted the Adviser’s detailed proxy voting procedures (the “Procedures”) that incorporate guidelines (“Guidelines”) for voting proxies on specific types of issues.

The Adviser and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.

Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, the Adviser and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that the Adviser and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

To oversee and monitor the proxy-voting process, the Adviser has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. A conflict is deemed to exist when the proxy is for JPMorgan Chase & Co. stock or for J.P. Morgan Funds, or when the proxy administrator has actual knowledge indicating that a JPMorgan affiliate is an investment banker or rendered a fairness opinion with respect to the matter that is the subject of the proxy vote. When such conflicts are identified, the proxy will be voted by an independent third party either in accordance with JPMorgan proxy voting guidelines or by the third party using its own guidelines.

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When other types of potential material conflicts of interest are identified, the proxy administrator and JPMAM’s Chief Fiduciary Officer will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how the Adviser will vote the proxy. In addressing any material conflict, the Adviser may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain Adviser personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to or obtaining a recommendation from an third independent party, in which case the proxy will be voted by, or in accordance with the recommendation of, the independent third party.

The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

•

Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for the Adviser to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages. Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to the Adviser in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited and it may not always be possible to obtain sufficient information to make an informed decision in good time to vote.

•

Certain markets require that shares being tendered for voting purposes are temporarily immobilized from trading until after the shareholder meeting has taken place. Elsewhere, notably emerging markets, it may not always be possible to obtain sufficient information to make an informed decision in good time to vote. Some markets require a local representative to be hired in order to attend the meeting and vote in person on our behalf, which can result in considerable cost. The Adviser also considers the cost of voting in light of the expected benefit of the vote. In certain instances, it may sometimes be in the Fund’s best interests to intentionally refrain from voting in certain overseas markets from time to time.

•

Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, the Adviser pays particular attention to management’s arguments for promoting the prospective change. The Adviser’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

•

The Adviser is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, the Adviser will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

•	The Adviser will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

•	The Adviser will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

•

The Adviser will vote in favor of increases in capital which enhance a company’s long-term prospects. The Adviser will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, the Adviser will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

•

The Adviser will vote in favor of proposals which will enhance a company’s long-term prospects. The Adviser will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

•	The Adviser will generally vote against anti-takeover devices.

•

Where social or environmental issues are the subject of a proxy vote, the Adviser will consider the issue on a case-by-case basis, keeping in mind at all times the best economic interests of its clients.

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The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

•

The Adviser considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

•

The Adviser votes proposals to classify boards on a case-by-case basis, but normally will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

•	The Adviser also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

•	The Adviser votes against proposals for a super-majority vote to approve a merger.

•

The Adviser considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account such factors as the extent of dilution and whether the transaction will result in a change in control.

•

The Adviser votes proposals on a stock option plan based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. The Adviser generally considers other management compensation proposals on a case-by-case basis.

•

The Adviser also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

•	The Adviser reviews Say on Pay proposals on a case by case basis with additional review of proposals where the issuer’s previous year’s proposal received a low level of support.

HCM. The Board of Trustees has delegated to HCM proxy voting authority with respect to portfolio securities of the Highbridge Dynamic Commodities Strategy Fund and the Highbridge Statistical Market Neutral Fund. HCM’s proxy voting policy is as follows (HCM being referred to as the “Firm”):

HCM exercises voting authority over client proxies with one important consideration in mind: to ensure that proxies are voted in the best interests of clients.

Voting by Independent Third Party. HCM has engaged Institutional Shareholder Services, Inc. (“ISS”) to review and vote proxies received by HCM on behalf of certain clients. HCM has confirmed that ISS has the experience, capacity and competence to vote proxies. ISS has represented that it will not provide this service in connection with any proxy concerning a company for which it provides substantial services, or with which it otherwise has a relationship that would preclude it from making recommendations in an impartial manner and in the best interests of the Firm’s clients. The Firm has no affiliation or material business, professional or other relationship with ISS. ISS has also undertaken to inform the HCM Compliance Department of any relationship it has or may have in the future with any company for which ISS proposes to provide proxy voting recommendations (including any compensation received or to be received from such company).

ISS is responsible for making sure proxies are voted in a timely manner. ISS determines how to vote proxies on behalf of clients pursuant to predetermined guidelines and will post its proposed vote on its website. The Firm has access to the ISS website and is able to regularly review a record of the proxies and votes cast.

Portfolio Manager Override. Portfolio Managers requests to vote a particular proxy in a manner that is different from the proposed vote of ISS are required to follow additional procedures to ensure a material conflict of interest does not exist. The Portfolio Manager will be required to confirm that neither they nor HCM (to the best of their knowledge) has a material conflict of interest with the parties involved in the proxy contest.

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Material conflicts of interest between HCM, its supervised persons and its clients will be resolved as follows:

•	Where the conflict of interest is among the Firm, the Firm will abstain from changing the ISS vote determination or abstain from voting at all; and

•

Where the conflict of interest is a personal conflict involving the Portfolio Manager, the Portfolio Manager will abstain from the voting decision, and the HCM Compliance Department will determine whether to vote the proxy or allow ISS to vote the proxy.

Recordkeeping. The Firm will retain copies of (i) its proxy voting policies and procedures and all amendments thereto; (ii) records of votes cast by ISS and the Firm on behalf of Clients; (iii) records of Client requests for proxy voting information; (iv) any records relating to the qualification of ISS and how it addresses material conflicts of interest; and (v) records relating to how the Firm addressed material conflicts of interest.

In accordance with regulations of the SEC, the Funds’ proxy voting records for the most recent 12-month period ended June 30 are on file with the SEC and are available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and are on the SEC’s website at www.sec.gov.

ADDITIONAL INFORMATION

A Trust is not required to hold a meeting of Shareholders for the purpose of electing Trustees except that (i) a Trust is required to hold a Shareholders’ meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by Shareholders and (ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the Shareholders, that vacancy may only be filled by a vote of the Shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of Shares representing two-thirds of the outstanding Shares of a Trust at a meeting duly called for the purpose, which meeting shall be called and held in accordance with the bylaws of the applicable Trust. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

As used in a Trust’s Prospectuses and in this SAI, “assets belonging to a Fund” means the consideration received by a Trust upon the issuance or sale of Shares in that Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale, exchange, or liquidation of such investments, and any funds or payments derived from any reinvestment of such proceeds, and any general assets of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund by a Trust’s Board of Trustees. The Board of Trustees may allocate such general assets in any manner it deems fair and equitable. It is anticipated that the factor that will be used by the Board of Trustees in making allocations of general assets to particular Funds will be the relative net asset values of the respective Funds at the time of allocation. Assets belonging to a particular Fund are charged with the direct liabilities and expenses in respect of that Fund, and with a share of the general liabilities and expenses of a Trust not readily identified as belonging to a particular Fund that are allocated to that Fund in proportion to the relative net asset values of the respective Funds at the time of allocation. The timing of allocations of general assets and general liabilities and expenses of a Trust to particular Funds will be determined by the Board of Trustees of a Trust and will be in accordance with generally accepted accounting principles. Determinations by the Board of Trustees of a Trust as to the timing of the allocation of general liabilities and expenses and as to the timing and allocable portion of any general assets with respect to a particular Fund are conclusive.

As used in this SAI and the Prospectuses, the term “majority of the outstanding voting securities” of the Trust, a particular Fund or a particular class of a Fund means the following when the 1940 Act governs the required approval: the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Trust, such Fund or such class of such Fund, or (b) 67% or more of the shares of the Trust, such Fund or such class of such Fund present at a meeting at which the holders of more than 50% of the outstanding shares of the Trust, such Fund or such class of such Fund are represented in person or by proxy. Otherwise, the declaration of trust, articles of incorporation or by-laws usually govern the needed approval and generally require that if a quorum is present at a meeting, the vote of a majority of the shares of the Trust, such Fund or such class of such Fund, as applicable, shall decide the question.

Telephone calls to the Funds, the Funds’ service providers or a Financial Intermediary as Financial Intermediary may be recorded. With respect to the securities offered hereby, this SAI and the Prospectuses do not contain all the information included in the Registration Statements of the Trusts filed with the SEC under the 1933 Act and the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The

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Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in this SAI and the Prospectuses concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statements of the Trusts. Each such statement is qualified in all respects by such reference.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectuses and this SAI, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trusts, the Funds or JPMDS. The Prospectuses and this SAI do not constitute an offer by any Fund or by JPMDS to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Funds or JPMDS to make such offer in such jurisdictions.

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APPENDIX A — PURCHASES, REDEMPTIONS AND EXCHANGES

The Funds have established certain procedures and restrictions, subject to change from time to time, for purchase, redemption, and exchange orders, including procedures for accepting telephone instructions and effecting automatic investments and redemptions. The Funds may defer acting on a shareholder’s instructions until it has received them in proper form and in accordance with the requirements described in the Prospectuses.

Subject to the terms of a Fund’s prospectus, an investor may buy (or redeem) shares in certain Funds: (i) through a Financial Intermediary; or (ii) through JPMDS by calling J.P. Morgan Funds Services. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including affiliates of JPMorgan Chase that have entered into an agreement with the Distributor, or, if applicable, an authorized designee of a Financial Intermediary. Upon receipt of any instructions or inquiries by telephone from a shareholder or, if held in a joint account, from either party, or from any person claiming to be the shareholder, and confirmation that the account registration and address given by such person match those on record, a Fund or its agent is authorized, without notifying the shareholder or joint account parties, to carry out the instructions or to respond to the inquiries, consistent with the service options chosen by the shareholder or joint shareholders in his or their latest account application or other written request for services, including purchasing, exchanging, or redeeming shares of such Fund and depositing and withdrawing monies from the bank account specified in the “Bank Account Registration” section of the shareholder’s latest account application or as otherwise properly specified to such Fund in writing. Investors may incur a fee if they effect transactions through a Financial Intermediary.

The Funds may, at their own option, accept securities in payment for shares. The securities delivered in such a transaction are valued in the same manner as they would be valued for purposes of computing a Fund’s NAV, as described in the section entitled “Net Asset Value”. This is a taxable transaction to the shareholder. Purchases by means of in-kind contributions of securities will only be accepted if a variety of conditions are satisfied, in accordance with polices and procedures approved by the Board of Trustees.

Except as provided in a Fund’s prospectus, and subject to compliance with applicable regulations, each Fund has reserved the right to pay the redemption price of its shares, either totally or partially, by a distribution in-kind of readily marketable portfolio securities (instead of cash). The securities so distributed would be valued at the same amount as that assigned to them in calculating the NAV of the shares being sold. If a shareholder received a distribution in-kind, the shareholder could incur brokerage or other charges in converting the securities to cash. JPMFMFG has filed an election under 18f-1 under the 1940 Act. The other Trusts have not filed an election under Rule 18f-1. However, the following Funds have previously filed Rule 18f-1 elections: (i) JPMorgan Value Opportunities Fund (formerly, The Growth Fund of Washington, Inc.), (ii) JPMorgan California Tax Free Bond Fund (formerly, J.P. Morgan California Bond Fund), (iii) JPMorgan Tax Aware Disciplined Equity Fund, (iv) JPMorgan Tax Aware U.S. Equity Fund, (v) JPMorgan Intermediate Tax Free Bond Fund and JPMorgan New York Tax Free Bond Fund (as former series of Mutual Fund Select Trust), and (vi) JPMorgan International Equity Fund (as former series of Mutual Fund Select Group). These elections carry over and commit these Funds to paying redemptions by a shareholder of record in cash, limited during any 90 day period to the lesser of: (i) $250,000 or (ii) one percent of the net asset value of the Fund at the beginning of such period.

Each investor may add to or reduce its investment in a Fund on each day that the New York Stock Exchange (the “Exchange”) is open for business. An investor in a Money Market Fund may add to or reduce its investment in a Money Market Fund on each day that the Exchange is open for business or when a Money Market Fund elects to remain open when the Exchange is closed but the Federal Reserve Bank of New York is open. The investor’s percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor’s investment in a Fund effected on such day and (ii) the denominator of which is the aggregate NAV of a Fund as of such time on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in a Fund. The percentage so determined will then be applied to determine the value of the investor’s interest in a Fund as of such time on the following day the Exchange is open for trading or, for a Money Market Fund, the following day the Money Market Fund is open.

The Money Market Funds reserve the right to waive any investment minimum. With respect to Agency, Capital, Institutional Class and Premier Shares, examples of when, in the Money Market Funds’ discretion, exceptions to the minimum requirements may be made include, but are not limited to, the following: (1) accounts of a parent corporation and its wholly-owned subsidiaries may be aggregated together to meet the minimum requirement; (2) accounts held by an institutional investor in any of the Money Market Funds in JPMT I or JPMT II may be aggregated together to meet the minimum requirement; and (3) an institutional investor may be given a reasonable amount of time to reach the investment minimum for a class. For Agency, Institutional Class and Premier Shares, investors must purchase the Shares directly from the J.P. Morgan Funds through JPMDS to potentially be eligible. In each case, the investors must inform the J.P. Morgan Funds (or their Financial Intermediary in the case of Capital Shares or JPMorgan Chase Bank in the case of IM Shares) that they have accounts that they may be eligible for an exception to the investment minimum.

Exchange Privilege. Shareholders may exchange their shares in a Fund for shares of any other J.P. Morgan Fund as indicated in the Prospectuses that offers such share class. The shareholder will not pay a sales charge for such exchange. The Funds reserve the right to limit the number of exchanges or to refuse an exchange. The Funds may discontinue this exchange privilege at any time.

Shares of a Fund may only be exchanged into another Fund if the account registrations are identical. All exchanges are subject to meeting any investment minimum or eligibility requirements. With respect to exchanges from any Money Market Fund, shareholders must have acquired their shares in such money market fund by exchange from one of the J.P. Morgan non-money market funds or the exchange will be done at relative NAV plus the appropriate sales charge. Any such exchange may create a gain or loss to be recognized for federal income tax purposes. Normally, shares of the Fund to be acquired are purchased on the redemption date, but such purchase may be delayed by either Fund for up to five business days if a Fund determines that it would be disadvantaged by an immediate transfer of the proceeds.

Redemptions. In general, shares of a Fund may be exchanged or redeemed at net asset value, less any applicable CDSC. The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than seven days (more than one day for the Prime Money Market Fund and Liquid Assets Money Market Fund) when:

(a)	trading on the Exchange is broadly restricted by the applicable rules and regulations of the SEC;

(b)	the Exchange is closed for other than customary weekend and holiday closing;

(c)	the SEC has by order permitted such suspension; or

(d)	the SEC has declared a market emergency.

In addition, if the Board of Trustees, including a majority of the Independent Trustees, determines that the deviation between a Money Market Fund’s amortized cost price per share and the market-based net asset value per share may result in material dilution or other unfair results, the Board, subject to certain conditions, may suspend redemptions and payments in order to facilitate the permanent termination of a Money Market Fund in an orderly manner. If this were to occur, it would likely result in a delay in your receipt of your redemption proceeds.

Excessive Trading Limits. Market timers may disrupt portfolio management and harm Fund performance. To the extent that a Fund is unable to effectively identify market timers or a Fund does not seek to identify market timers, long-term investors may be adversely affected. The Funds do not authorize market timing and, except for the Funds identified in the Prospectuses, use reasonable efforts to identify market timers. There is no assurance, however, that the Funds will be able to identify and eliminate all market timers. For example, certain accounts include multiple investors and such accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Funds. For purposes of the application of the excessive trading limitations, J.P. Morgan Funds that invest in other J.P. Morgan Funds will be considered asset allocation programs within the stated exceptions to the excessive trading limits in the Prospectuses.

Additional Information About Class B and Class C Shares. The Distributor pays a commission of 1.00% of the offering price on sales of Class C Shares (other than the Short Duration Bond Fund, the Short-Intermediate Municipal Bond Fund, and the Limited Duration Bond Fund). The Distributor keeps the entire amount of any CDSC the investor pays for Class B and Class C Shares.

If an investor redeems Class C Shares and then uses that money to buy Class C Shares of a J.P. Morgan Fund within 90 days of that redemption, the second purchase will be free of a CDSC. Also, the 12b-1 aging will include the investor’s prior months’ holdings, so that the Financial Intermediary will receive the trail sooner.

Class B Shares of the Funds (excluding the Money Market Funds) automatically convert to Class A Shares (and thus are then subject to the lower expenses borne by Class A Shares) after the period of time specified in the applicable Prospectuses has elapsed since the date of purchase (the “CDSC Period”), together with the pro rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes on the first business day of the month following the eighth anniversary of the original purchase or such other applicable yearly anniversary. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Class A Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Class A Shares than the number of Class B Shares converted.

Class B Shares of the Money Market Funds automatically convert to Morgan Shares (and thus are then subject to the lower expenses borne by Morgan Shares) after the CDSC Period, together with the pro-rata portion of all Class B Shares representing dividends and other distributions paid in additional Class B Shares attributable to the Class B Shares then converting. The conversion of Class B Shares will be effected at the relative net asset value per share of the two classes. If any exchanges of Class B Shares during the CDSC Period occurred, the holding period for the shares exchanged will be counted toward the CDSC Period. At the time of the conversion, the net asset value per share of the Morgan Shares may be higher or lower than the net asset value per share of the Class B Shares; as a result, depending on the relative net asset value per share, a shareholder may receive fewer or more Morgan Shares than the number of Class B Shares converted.

A Fund may require medallion signature guarantees for changes that shareholders request be made in Fund records with respect to their accounts, including but not limited to, changes in bank accounts, for any written requests for additional account services made after a shareholder has submitted an initial account application to a Fund, and in certain other circumstances described in the Prospectuses. A Fund may also refuse to accept or carry out any transaction that does not satisfy any restrictions then in effect. A medallion signature guarantee may be obtained from an approved bank, broker, savings and loan association or credit union under Rule 17Ad-15 of the Securities Exchange Act.

The Funds reserve the right to change any of these policies at any time and may reject any request to purchase shares at a reduced sales charge.

Investors may incur a fee if they effect transactions through a Financial Intermediary.

Systematic Withdrawal Plan. Systematic withdrawals may be made on a monthly, quarterly or annual basis. The applicable Class B or Class C CDSC will be deducted from those payments unless such payments are made:

(i) monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or

(ii) quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.

If you withdraw more than the limits stated above in any given systematic withdrawal payment, you will be charged a CDSC for the amount of the withdrawal over the limit for that month or quarter.

For accounts that allow systematic withdrawals only as a fixed dollar amount per month or quarter, the applicable Class B or Class C CDSC is waived provided that, on the date of the systematic withdrawal, the fixed dollar amount to be withdrawn, when multiplied by 12 in the case of monthly payments or by four in the case of quarterly payments, does not exceed 10% of your then-current balance in the Fund. If on any given systematic withdrawal date that amount would exceed 10%, you will be charged a CDSC on the entire amount of that systematic withdrawal payment. This calculation is repeated on each systematic withdrawal date.

For accounts that allow systematic withdrawals on a percentage basis, a Class B or Class C CDSC will be charged only on that amount of a systematic payment that exceeds the limits set forth above for that month or quarter.

Your current balance in a Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current net asset value for shares of the applicable class.

Cut-Off Times for Purchase, Redemption and Exchange Orders. Orders to purchase, exchange or redeem shares accepted by the Funds (or by a Financial Intermediary authorized to accept such orders on behalf of the Funds) by the cut-off times indicated in the Funds’ Prospectuses will be processed at the NAV next calculated after the order is accepted by the Fund or the Financial Intermediary. Under a variety of different types of servicing agreements, if a Financial Intermediary that is authorized to accept purchase, exchange and/or redemption orders from investors on behalf of the Funds accepts orders prior to the cut-off time for orders stated in the Funds’ Prospectuses, the Financial Intermediary may transmit the orders to the Funds by the deadlines stated in the servicing agreements. The deadlines in the servicing agreements are generally later than the order cut-off times stated in the Funds’ Prospectuses.

APPENDIX B — DESCRIPTION OF RATINGS

The following is a summary of published ratings by major credit rating agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although the investment adviser considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

Unrated securities will be treated as non-investment grade securities unless the investment adviser determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade, unless otherwise indicated in a Fund’s prospectus or SAI.

DESCRIPTION OF SHORT-TERM CREDIT RATINGS

Standard & Poor’s Corporation (“S&P”)

A S&P’s issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion reflects S&P’s view of the obligor’s capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default.

Issuer credit ratings can be either long term or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days–including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1	A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2	A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3	A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings

S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Active Qualifiers (Currently applied and/or outstanding)

i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The ‘i’ subscript indicates that the rating addresses the interest portion of the obligation only. The ‘i’ subscript will always be used in conjunction with the ‘p’ subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

L: Ratings qualified with ‘L’ apply only to amounts invested up to federal deposit insurance limits.

P: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The ‘p’ subscript indicates that the rating addresses the principal portion of the obligation only. The ‘p’ subscript will always be used in conjunction with the ‘i’ subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

pi: Ratings with a ‘pi’ subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a ‘pi’ subscript. Ratings with a ‘pi’ subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

Preliminary: Preliminary ratings, with the “prelim” qualifier, may be assigned to obligors or obligations, including financial programs, in the circumstances described below. Assignment of a final rating is conditional on the receipt by S&P’s of appropriate documentation. S&P’s reserves the right not to issue a final rating. Moreover, if a final rating is issued, it may differ from the preliminary rating.

•	Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions.

•

Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with S&P’s policies.

•

Preliminary ratings may be assigned to obligations that will likely be issued upon the obligor’s emergence from bankruptcy or similar reorganization, based on late-stage reorganization plans, documentation and discussions with the obligor. Preliminary ratings may also be assigned to the obligors. These ratings consider the anticipated general credit quality of the reorganized or postbankruptcy issuer as well as attributes of the anticipated obligation(s).

•

Preliminary ratings may be assigned to entities that are being formed or that are in the process of being independently established when, in S&P’s opinion, documentation is close to final. Preliminary ratings may also be assigned to these entities’ obligations.

•

Preliminary ratings may be assigned when a previously unrated entity is undergoing a well-formulated restructuring, recapitalization, significant financing or other transformative event, generally at the point that investor or lender commitments are invited. The preliminary rating may be assigned to the entity and to its proposed obligation(s). These preliminary ratings consider the anticipated general credit quality of the obligor, as well as attributes of the anticipated obligation(s), assuming successful completion of the transformative event. Should the transformative event not occur, S&P’s would likely withdraw these preliminary ratings.

•	A preliminary recovery rating may be assigned to an obligation that has a preliminary issue credit rating.

sf: The (sf) subscript is assigned to all issues and issuers to which a regulation, such as the European Union Regulation on Credit Rating Agencies, requires the assignment of an additional symbol which distinguishes a structured finance instrument or obligor (as defined in the regulation) from any other instrument or obligor. The addition of this subscript to a credit rating does not change the definition of that rating or our opinion about the issue’s or issuer’s creditworthiness.

t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

Unsolicited: Unsolicited ratings are those credit ratings assigned at the initiative of S&P’s and not at the request of the issuer or its agents.

Inactive Qualifiers (No longer applied or outstanding)

*: This symbol indicated continuance of the ratings is contingent upon S&P’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows. Discontinued use in August 1998.

c: This qualifier was used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer’s bonds are deemed taxable. Discontinued use in January 2001.

pr: The letters ‘pr’ indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

q: A ‘q’ subscript indicates that the rating is based solely on quantitative analysis of publicly available information. Discontinued use in April 2001.

r: The ‘r’ modifier was assigned to securities containing extraordinary risks, particularly market risks, that are not covered in the credit rating. The absence of an ‘r’ modifier should not be taken as an indication that an obligation will not exhibit extraordinary non-credit related risks. S&P discontinued the use of the ‘r’ modifier for most obligations in June 2000 and for the balance of obligations (mainly structured finance transactions) in November 2002.

Fitch Ratings (“Fitch”)

A short-term issuer or obligation rating is based in all cases on the short-term vulnerability to default of the rated entity or security stream and relates to the capacity to meet financial obligations in accordance with the documentation governing the relevant obligation. Short-Term Ratings are assigned to obligations whose initial maturity is viewed as “short term” based on market convention. Typically, this means up to 13 months for corporate, sovereign, and structured obligations, and up to 36 months for obligations in U.S. public finance markets.

F1	HIGHEST SHORT-TERM CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	GOOD SHORT-TERM CREDIT QUALITY. Good intrinsic capacity for timely pament of financial obligations.

F3	FAIR SHORT-TERM CREDIT QUALITY. The intrinsic capacity for timely payment of financial commitments is adequate.

B	SPECULATIVE SHORT-TERM CREDIT QUALITY. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C	HIGH SHORT-TERM DEFAULT RISK. Default is a real possibility.

RD	RESTRICTED DEFAULT. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other obligations. Applicable to entity ratings only.

D	Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Limitations of the Short-Term Ratings Scale

Specific limitations relevant to the Short-Term Ratings scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an obligation default.

•	The ratings do not opine on any quality related to an issuer or transaction’s profile other that the agendy’s opinion on the relative vulnerability to default of the rated issuer or obligation.

Moody’s Investors Service, Inc. (“Moody’s”)

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long term rating of the issuer, its guarantor or support-provider.

Dominion Bond Rating Service (“DBRS”)

The DBRS short-term debt rating scale provides an opinion on the risk that an issuer will not meet its short-term financial obligations in a timely manner. Ratings are based on quantitative and qualitative considerations relevant to the issuer and the relative ranking of claims. The R-1 and R-2 rating categories are further denoted by the subcategories “(high)”, “(middle)”, and “(low)”.

R-1 (high)	Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.

R-1 (middle)	Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.

R-1 (low)	Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favourable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.

R-2 (high)	Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.

R-2 (middle)	Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.

R-2 (low)	Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.

R-3	Lowest end of adequate credit quality. There is a capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.

R-4	Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.

R-5	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.

D	A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future, or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods, other procedural considerations, or extenuating circumstance may exist.

DESCRIPTION OF BANK RATINGS

Moody’s

Moody’s Bank Financial Strength Ratings (BFSRs) represent Moody’s opinion of a bank’s intrinsic safety and soundness and, as such, exclude certain external credit risks and credit support elements that are addressed by Moody’s Bank Deposit Ratings. In addition to commercial banks, Moody’s BFSRs may also be assigned to other types of financial institutions such as multilateral development banks, government-sponsored financial institutions and national development financial institutions.

Unlike Moody’s Bank Deposit Ratings, BSFRs do not address the probability of timely payment. Instead, BSFRs are a measure of the likelihood that a bank will require assistance from third parties such as its owners, its industry group, or official institutions.

BSFRs do not take into account the probability that the bank will receive such external support, nor do they address risks arising from sovereign actions that may interfere with a bank’s ability to honor its domestic or foreign currency obligations.

Factors considered in the assignment of BSFRs include bank-specific elements such as financial fundamentals, franchise value, and business and asset diversification. Although BSFRs exclude the external factors specified above, they do take into account other risk factors in the bank’s operating environment, including the strength and prospective performance of the economy, as well as the structure and relative fragility of the financial system, and the quality of banking regulation and supervision.

A	Banks rated A possess superior intrinsic financial strength. Typically, they will be institutions with highly valuable and defensible business franchises, strong financial fundamentals, and a very predictable and stable operating environment.

B	Banks rated B possess strong intrinsic financial strength. Typically, they will be institutions with valuable and defensible business franchises, good financial fundamentals, and a predictable and stable operating environment.

C	Banks rated C possess adequate intrinsic financial strength. Typically, they will be institutions with more limited but still valuable business franchises. These banks will display either acceptable financial fundamentals within a predictable and stable operating environment, or good financial fundamentals within a less predictable and stable operating environment.

D	Banks rated D display modest intrinsic financial strength, potentially requiring some outside support at times. Such institutions may be limited by one or more of the following factors: a weak business franchise; financial fundamentals that are deficient in one or more respects; or an unpredictable and unstable operating environment.

E	Banks rated E display very modest intrinsic financial strength, with a higher likelihood of periodic outside support or an eventual need for outside assistance. Such institutions may be limited by one or more of the following factors: a weak and limited business franchise; financial fundamentals that are materially deficient in one or more respects; or a highly unpredictable or unstable operating environment.

Where appropriate, a “+” modifier will be appended to ratings below the “A” category and a “-” modifier will be appended to ratings above the “E” category to distinguish those banks that fall in the higher and lower ends, respectively, of the generic rating category.

DESCRIPTION OF LONG-TERM CREDIT RATINGS

S&P

Long-Term Issue Credit Ratings

Issue credit ratings are based, in varying degrees, on Standard & Poor’s analysis of the following considerations:

•	Likelihood of payment — capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;

•	Nature of and provisions of the obligation;

•

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

AAA	An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C	A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D	An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus(+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s

Long-Term Obligation Ratings

Moody’s long-term ratings are opinions of the relative credit risk of financial obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Moody’s applies numerical modifiers, 1, 2, and 3 to each generic rating classified from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch

Rated entities in a number of sectors, including financial and non-financial corporations, sovereigns and insurance companies, are generally assigned Issuer Default Ratings (IDRs). IDRs opine on an entity’s relative vulnerability to default on financial obligations. The “threshold” default risk addressed by the IDR is generally that of the financial obligations whose non-payment would best reflect the uncured failure of that entity. As such, IDRs also address relative vulnerability to bankruptcy, administrative receivership or similar concepts, although the agency recognizes that issuers may also make pre-emptive and therefore voluntary use of such mechanisms.

In aggregate, IDRs provide an ordinal ranking of issuers based on the agency’s view of their relative vulnerability to default, rather than a prediction of a specific percentage likelihood of default.

AAA	HIGHEST CREDIT QUALITY. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	VERY HIGH CREDIT QUALITY. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A	HIGH CREDIT QUALITY. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	GOOD CREDIT QUALITY. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for timely payment of financial commitments is considered adequate but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.

BB	SPECULATIVE. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	HIGHLY SPECULATIVE. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC	SUBSTANTIAL CREDIT RISK. Default is a real possibility.

CC	VERY HIGH LEVELS OF CREDIT RISK. Default of some kind appears probable.

C	EXCEPTIONALLY HIGH LEVELS OF CREDIT RISK. Default is imminent or inevitable, or the issuer is in standstill. Conditions that are indicative of a ‘C’ category rating for an issuer include:

•	the issuer has entered into a grace or cure period following non-payment of a material financial obligation;

•	the issuer has entered into a temporary negotiated waiver or standstill agreement following a payment default on a material financial obligation; or

•	Fitch otherwise believes a condition of ‘RD’ or ‘D’ to be imminent or inevitable, including through the formal announcement of a coercive debt exchange.

RD	RESTRICTED DEFAULT. ‘RD’ ratings indicate an issuer that in Fitch’s opinion has experienced an uncured payment default on a bond, loan or other material financial obligation but which has not entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, and which has not otherwise ceased business. This would include:

•	the selective payment default on a specific class or currency of debt;

•

the uncured expiry of any applicable grace period, cure period or default forbearance period following a payment default on a bank loan, capital markets security or other material financial obligation;

•	the extension of multiple waivers or forbearance periods upon a payment default on one or more material financial obligations, either in series or in parallel; or

•	execution of a coercive debt exchange on one or more material financial obligations.

D	DEFAULT. ‘D’ ratings indicate an issuer that in Fitch Ratings’ opinion has entered into bankruptcy filings, administration, receivership, liquidation or other formal winding-up procedure, or which has otherwise ceased business.

Default ratings are not assigned prospectively to entities or their obligations; within this context, non-payment on an instrument that contains a deferral feature or grace period will generally not be considered a default until after the expiration of the deferral or grace period, unless a default is otherwise driven by bankruptcy or other similar circumstance, or by a coercive debt exchange.

“Imminent” default typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

In all cases, the assignment of a default rating reflects the agency’s opinion as to the most appropriate rating category consistent with the rest of its universe of ratings, and may differ from the definition of default under the terms of an issuer’s financial obligations or local commercial practice.

Note:

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term IDR category, or to Long-Term IDR categories below ‘B’.

Limitations of the Issuer Credit Rating Scale:

Specific limitations relevant to the issuer credit rating scale include:

•	The ratings do not predict a specific percentage of default likelihood over any given time period.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•	The ratings do not opine on the possible loss severity on an obligation should an issuer default.

•	The ratings do not opine on the suitability of an issuer as a counterparty to trade credit.

•	The ratings do not opine on any quality related to an issuer’s business, operational or financial profile other than the agency’s opinion on its relative vulnerability to default.

DBRS

Long-Term Obligations

The DBRS long-term rating scale provides an opinion on the risk of default. That is, the risk that an issuer will fail to satisfy its financial obligations in accordance with the terms under which an obligations has been issued. Ratings are based on quantitative and qualitative considerations relevant to the issuer, and the relative ranking of claims. All rating categories other than AAA and D also contain subcategories “(high)” and “(low)”. The absence of either a “(high)” or “(low)” designation indicates the rating is in the middle of the category.

AAA	Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.

AA	Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.

A	Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.

BBB	Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.

BB	Speculative, non investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.

B	Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.

CCC/CC/C	Very highly speculative credit quality. In danger of defaulting on financial obligations. There is little difference between these three categories, although CC and C ratings are normally applied to obligations that are seen as highly likely to default, or subordinated to obligations rated in the CCC to B range. Obligations in respect of which default has not technically taken place but is considered inevitable may be rated in the C category.

D	A financial obligation has not been met or it is clear that a financial obligation will not be met in the near future or a debt instrument has been subject to a distressed exchange. A downgrade to D may not immediately follow an insolvency or restructuring filing as grace periods or extenuating circumstances may exist.

DESCRIPTION OF INSURANCE RATINGS

Moody’s

Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

Insurance Financial Strength Ratings, shown in connection with property/casualty groups, represent the ratings of individual companies within those groups, as displayed in Moody’s insurance industry ratings list. The rating of an individual property/casualty company may be based on the benefit of its participation in an intercompany pooling agreement. Pooling agreements may or may not provide for continuation of in-force policyholder obligations by pool members in the event that the property/casualty insurer is sold to a third party or otherwise removed from the pooling agreement.

Moody’s assumes in these ratings that the pooling agreement will not be modified by the members of the pool to reduce the benefits of pool participation, and that the insurer will remain in the pool. Moody’s makes no representation or warranty that such pooling agreement will not be modified over time, nor does Moody’s opine on the probability that the rated entity may be sold or otherwise removed from the pooling agreement.

Long-Term Insurance Financial Strength Ratings

Moody’s rating symbols for Insurance Financial Strength Ratings are identical to those used to indicate the credit quality of long-term obligations. These rating gradations provide investors with a system for measuring an insurance company’s ability to meet its senior policyholder claims and obligations.

Aaa	Insurance companies rated in this category offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Aa	Insurance companies rated Aa offer excellent financial security. Together with the Aaa group, they constitute what are generally known as high-grade companies. They are rated lower than Aaa companies because long-term risks appear somewhat larger.

A	Insurance companies rated A offer good financial security. However, elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa	Insurance companies rated Baa offer adequate financial security. However, certain protective elements may be lacking or may be characteristically unreliable over any great length of time.

Ba	Insurance companies rated Ba offer questionable financial security. Often the ability of these companies to meet policyholder obligations may be very moderate and thereby not well safeguarded in the future.

B	Insurance companies rated B offer poor financial security. Assurance of punctual payment of policyholder obligations over any long period of time is small.

Caa	Insurance companies rated Caa offer very poor financial security. They may be in default on their policyholder obligations or there may be present elements of danger with respect to punctual payment of policyholder obligations and claims.

Ca	Insurance companies rated Ca offer extremely poor financial security. Such companies are often in default on their policyholder obligations or have other marked shortcomings.

C	Insurance companies rated C are the lowest-rated class of insurance company and can be regarded as having extremely poor prospects of ever offering financial security.

Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Short-Term Insurance Financial Strength Ratings

Short-Term Insurance Financial Strength Ratings are opinions of the ability of the insurance company to repay punctually its short-term senior policyholder claims and obligations. The ratings apply to senior policyholder obligations that mature or are payable within one year or less.

Specific obligations are considered unrated unless individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company.

P-1	Insurers (or supporting institutions) rated Prime-1 have a superior ability for repayment of senior short-term policyholder claims and obligations.

P-2	Insurers (or supporting institutions) rated Prime-2 have a strong ability for repayment of senior short-term policyholder claims and obligations.

P-3	Insurers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term policyholder claims and obligations.

NP	Insurers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

When ratings are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parenthesis beneath the name of the insurer, or there is a footnote referring to the name or names of the supporting entity or entities.

In assigning ratings to such insurers, Moody’s evaluates the financial strength of the affiliated insurance companies, commercial banks, corporations, foreign governments, or other entities, but only as one factor in the total rating assessment. Moody’s makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement.

S&P

Insurer Financial Strength Rating Definitions

A S&P’s insurer financial strength rating is a forward-looking opinion about the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms.

This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met.

Insurer financial strength ratings do not refer to an organization’s ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. An insurer financial strength rating is not a recommendation to purchase or discontinue any policy or contract issued by an insurer.

Long-Term Insurer Financial Strength Ratings

An insurer rated ‘BBB’ or higher is regarded as having financial security characteristics that outweigh any vulnerabilities, and is highly likely to have the ability to meet financial commitments.

AAA	An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

AA	An insurer rated ‘AA’ has very strong financial security characteristics, differing only slightly from those rated higher.

A	An insurer rated ‘A’ has strong financial security characteristics, but is somewhat more likely to be affected by adverse business conditions than are insurers with higher ratings.

BBB	An insurer rated ‘BBB’ has good financial security characteristics, but is more likely to be affected by adverse business conditions than are higher-rated insurers.

An insurer rated ‘BB’ or lower is regarded as having vulnerable characteristics that may outweigh its strengths; ‘BB’ indicates the least degree of vulnerability within the range; ‘CC’ the highest.

BB	An insurer rated ‘BB’ has marginal financial security characteristics. Positive attributes exist, but adverse business conditions could lead to insufficient ability to meet financial commitments.

B	An insurer rated ‘B’ has weak financial security characteristics. Adverse business conditions will likely impair its ability to meet financial commitments.

CCC	An insurer rated ‘CCC’ has very weak financial security characteristics, and is dependent on favorable business conditions to meet financial commitments.

CC	An insurer rated ‘CC’ has extremely weak financial security characteristics and is likely not to meet some of its financial commitments.

R	An insurer rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision, the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. The rating does not apply to insurers subject only to nonfinancial actions such as market conduct violations.

NR	An insurer designated ‘NR’ is not rated, which implies no opinion about the insurer’s financial security.

Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Fitch

Insurer Financial Strength Ratings

The Insurer Financial Strength (IFS) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company’s policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes.

The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect to such obligations are included in the IFS Rating.

Expected recoveries are based on the agency’s assessments of the sufficiency of an insurance company’s assets to fund policyholder obligations, in a scenario in which payments have ceased or been interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralization or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations.

IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations.

The IFS Rating does not address the quality of an insurer’s claims handling services or the relative value of products sold.

The IFS Rating uses the same symbols used by the agency for its International and National credit ratings of long-term or short-term debt issues. However, the definitions associated with the ratings reflect the unique aspects of the IFS Rating within an insurance industry context.

Obligations for which a payment interruption has occurred due to either the insolvency or failure of the insurer or some form of regulatory intervention will generally be rated between ‘B’ and ‘C’ on the Long-Term IFS Rating scales (both International and National). International Short-Term IFS Ratings assigned under the same circumstances will align with the insurer’s International Long-Term IFS Rating.

Long-Term International IFS Ratings

The following rating scale applies to foreign currency and local currency ratings. Ratings of ‘BBB-’ and higher are considered to be “secure”, and those of ‘BB+’ and lower are considered to be “vulnerable”.

AAA	EXCEPTIONALLY STRONG. ‘AAA’ IFS Ratings denote the lowest expectation of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA	VERY STRONG. ‘AA’ IFS Ratings denote a very low expectation of ceased or interrupted payments. They indicate very strong capacity to meet policyholder and contract obligations. This capacity is not significantly vulnerable to foreseeable events.

A	STRONG. ‘A’ IFS Ratings denote a low expectation of ceased or interrupted payments. They indicate strong capacity to meet policyholder and contract obligations. This capacity may, nonetheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB	GOOD. ‘BBB’ IFS Ratings indicate that there is currently a low expectation of ceased or interrupted payments. The capacity to meet policyholder and contract obligations on a timely basis is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impact this capacity.

BB	MODERATELY WEAK. ‘BB’ IFS Ratings indicate that there is an elevated vulnerability to ceased or interrupted payments, particularly as the result of adverse economic or market changes over time. However, business or financial alternatives may be available to allow for policyholder and contract obligations to be met in a timely manner.

B

WEAK. ‘B’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is significant risk that ceased or interrupted payments could occur in the future, but a limited margin of safety remains. Capacity for continued timely payments is contingent upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘B’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, but with the potential for extremely high recoveries. Such obligations would possess a recovery assessment of ‘RR1’ (Outstanding).

CCC,	VERY WEAK. ‘CCC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, there is a real possibility that ceased or interrupted payments could occur in the future. Capacity for continued timely payments is solely reliant upon a sustained, favorable business and economic environment, and favorable market conditions. Alternatively, a ‘CCC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for average to superior recoveries. Such obligations would possess a recovery assessment of ‘RR2’ (Superior), ‘RR3’ (Good), and ‘RR4’ (Average).

CC	EXTREMELY WEAK. ‘CC’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, it is probable that ceased or interrupted payments will occur in the future. Alternatively, a ‘CC’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, with the potential for average to below-average recoveries. Such obligations would possess a recovery assessment of ‘RR4’ (Average) or ‘RR5’ (Below Average).

C	DISTRESSED. ‘C’ IFS Ratings indicate two possible conditions. If obligations are still being met on a timely basis, ceased or interrupted payments are imminent. Alternatively, a ‘C’ IFS Rating is assigned to obligations that have experienced ceased or interrupted payments, and with the potential for below average to poor recoveries. Such obligations would possess a recovery assessment of ‘RR5’ (Below Average) or ‘RR6’ (Poor).

“+” or “-” may be appended to a rating to indicate the relative position of a credit within the rating category. Such suffixes are not added to ratings in the ‘AAA’ category or to ratings below the ‘B’ category.

Short-Term IFS Ratings

A Short-Term Insurer Financial Strength Rating (ST-IFS Rating) provides an assessment of the near-term financial health of an insurance organization, and its capacity to meet senior obligations to policyholders and contract-holders that would be expected to be due within one year. The analysis supporting the ST-IFS Rating encompasses all of the factors considered within the context of the IFS Rating, but with greater weighting given to an insurer’s near-term liquidity, financial flexibility and regulatory solvency characteristics, and less weight given to longer-term issues such as competitiveness and earnings trends.

The agency will only assign a ST-IFS Rating to insurers that also have been assigned an IFS Rating. Currently, ST-IFS Ratings are used primarily by U.S. life insurance companies that sell short-term funding agreements.

The ST-IFS Rating uses the same international ratings scale used by the agency for short-term debt and issuer ratings.

F1	Insurers are viewed as having a strong capacity to meet their near-term obligations. When an insurer rated in this rating category is designated with a (+) sign, it is viewed as having a very strong capacity to meet near-term obligations.

F2	Insurers are viewed as having a moderately strong capacity to meet their near-term obligations.

F3	Insurers are viewed as having an adequate capacity to meet their near-term obligations.

B	Insurers are viewed as having a weak capacity to meet their near-term obligations.

C	Insurers are viewed as having a very weak capacity to meet their near-term obligations.

Recovery Ratings

Recovery Ratings are assigned to selected individual securities and obligations. These currently are published for most individual obligations of corporate issuers with IDRs in the ‘B’ rating category and below, and for most distressed or defaulted structured finance obligations rated “CCC” or below.

Among the factors that affect recovery rates for securities are the collateral, the seniority relative to other obligations in the capital structure (where appropriate), and the expected value of the company or underlying collateral in distress.

The Recovery Rating scale is based upon the expected relative recovery characteristics of an obligation upon the curing of a default, emergence from insolvency or following the liquidation or termination of the obligor or its associated collateral. For structured finance, Recovery Ratings are designed to estimate recoveries on a forward-looking basis while taking into account the time value of money.

Recovery Ratings are an ordinal scale and do not attempt to precisely predict a given level of recovery. As a guideline in developing the rating assessments, the agency employs broad theoretical recovery bands in its ratings approach based on historical averages, but actual recoveries for a given security may deviate materially from historical averages.

RR1	OUTSTANDING RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR1’ rated securities have characteristics consistent with securities historically recovering 91%–100% of current principal and related interest.

RR2	SUPERIOR RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR2’ rated securities have characteristics consistent with securities historically recovering 71%–90% of current principal and related interest.

RR3	GOOD RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR3’ rated securities have characteristics consistent with securities historically recovering 51%–70% of current principal and related interest.

RR4	AVERAGE RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR4’ rated securities have characteristics consistent with securities historically recovering 31%–50% of current principal and related interest.

RR5	BELOW AVERAGE RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR5’ rated securities have characteristics consistent with securities historically recovering 11%–30% of current principal and related interest.

RR6	POOR RECOVERY PROSPECTS GIVEN DEFAULT. ‘RR6’ rated securities have characteristics consistent with securities historically recovering 0%–10% of current principal and related interest.

Limitations of the Recovery Ratings Scale

Specific limitations relevant to the Recovery Ratings scale include:

•	The ratings do not predict a specific percentage of recovery should a default occur.

•	The ratings do not opine on the market value of any issuer’s securities or stock, or the likelihood that this value may change.

•	The ratings do not opine on the liquidity of the issuer’s securities or stock.

•

The ratings do not opine on any quality related to an issuer or transaction’s profile other than the agency’s opinion on the relative loss severity of the rated obligation should the obligation default.

Recovery Ratings, in particular, reflect a fundamental analysis of the underlying relationship between financial claims on an entity or transaction and potential sources to meet those claims. The size of such sources and claims is subject to a wide variety of dynamic factors outside the agency’s analysis, which will influence actual recovery rates.

DESCRIPTION OF SHORT-TERM MUNICIPAL BOND RATINGS

Moody’s

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels — MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.

MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2	This designation denotes strong credit quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG	This designation denotes speculative-quality credit quality. Debt instruments in this category may lack sufficient margins of protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

S&P

Muncipal Short-Term Note Ratings

A S&P’s U.S. municipal note rating reflects S&P’s opinion about the liquidity factors and market access risks unique to the notes. Notes due in three years or less will likely receive a note rating. Notes with an original maturity of more than three years will most likely receive a long-term debt rating. In determining which type of rating, if any, to assign, S&P’s analysis will review the following considerations:

•	Amortization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3	Speculative capacity to pay principal and interest.

DESCRIPTION OF PREFERRED STOCK RATINGS

DBRS

Preferred Share Rating Scale

The DBRS preferred share rating scale is used in the Canadian securities market and is meant to give an indication of the risk that a borrower will not fulfill its full obligations in a timely manner, with respect to both dividend and principal commitments. Every DBRS rating is based on quantitative and qualitative considerations relevant to the borrowing entity. Each rating category is denoted by the subcategories “high” and “low”. The absence of either a “high” or “low” designation indicates the rating is in the middle of the category. This scale may also apply to certain hybrid securities, in which case references to dividend throughout will reflect interest commitments of the hybrid security.

Pfd-1	Preferred shares rated Pfd-1 are of superior credit quality, and are supported by entities with strong earnings and balance sheet characteristics. Pfd-1 securities generally correspond with companies whose senior bonds are rated in the AAA or AA categories. As is the case with all rating categories, the relationship between senior debt ratings and preferred share ratings should be understood as one where the senior debt rating effectively sets a ceiling for the preferred shares issued by the entity. However, there are cases where the preferred share rating could be lower than the normal relationship with the issuer’s senior debt rating.

Pfd-2	Preferred shares rated Pfd-2 are of satisfactory credit quality. Protection of dividends and principal is still substantial, but earnings, the balance sheet, and coverage ratios are not as strong as Pfd-1 rated companies. Generally, Pfd-2 ratings correspond with companies whose senior bonds are rated in the “A” category.

Pfd-3	Preferred shares rated Pfd-3 are of adequate credit quality. While protection of dividends and principal is still considered acceptable, the issuing entity is more susceptible to adverse changes in financial and economic conditions, and there may be other adverse conditions present which detract from debt protection. Pfd-3 ratings generally correspond with companies whose senior bonds are rated in the higher end of the BBB category.

Pfd-4	Preferred shares rated Pfd-4 are speculative, where the degree of protection afforded to dividends and principal is uncertain, particularly during periods of economic adversity. Companies with preferred shares rated Pfd-4 generally coincide with entities that have senior bond ratings ranging from the lower end of the BBB category through the BB category.

Pfd-5	Preferred shares rated Pfd-5 are highly speculative and the ability of the entity to maintain timely dividend and principal payments in the future is highly uncertain. Entities with a Pfd-5 rating generally have senior bond ratings of B or lower. Preferred shares rated Pfd-5 often have characteristics that, if not remedied, may lead to default.

D	A security rated D implies the dividend or principal payment is in default per the legal documents, the issuer has made it clear that this will be the case in the near future or in certain cases, that there has been a distressed exchange. As such, the non payment of a dividend does not necessarily give rise to the assignment of a D rating. In some cases, DBRS may not assign a D rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the D rating will continue until such time as the rating is discontinued or reinstated by DBRS.

PART C: OTHER INFORMATION

Item 28.	Exhibits

(a)(1)	Certificate of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(2)	Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(3)	Amendment No. 1 dated February 15, 2005 to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 18, 2005 (Accession Number 0001047469-05-004230).

(a)(4)	Amended Schedule B, dated February 14, 2013, to the Declaration of Trust dated November 5, 2004. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 20, 2013 (Accession Number 0001193125-13-071415).

(a)(5)	Memorandum and Articles of Association of HCM Commodities Strategy Fund Ltd. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(a)(6)	Memorandum and Articles of Association of JPM Commodities Strategy Fund Ltd. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 21, 2012 (Accession Number 0001193125-12-478646).

(b)(1)	Amended and Restated By-Laws dated December 31, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 18, 2013 (Accession Number 0001193125-13-017190).

(c)	Instrument defining rights of shareholders. Incorporated by reference to Exhibits (a) and (b).

(d)(1)	Amended and Restated Investment Advisory Agreement between the Trust and J.P. Morgan Investment Management Inc. (amended as of August 10, 2006). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(d)(2)	Form of Amended Schedule A to the Investment Advisory Agreement (amended as of February 14, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(d)(3)	Investment Sub-Advisory Agreement for the JPMorgan Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 0001047469-05-027197).

(d)(4)	Investment Sub-Advisory Agreement for the JPMorgan China Region Fund and the JPMorgan India Fund dated January 31, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 26, 2007 (Accession Number 0001145443-07-003339).

(d)(5)	Investment Sub-Advisory Agreement for the JPMorgan Asia Equity Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 17, 2006 (Accession Number 0001145443-06-003457).

(d)(6)	Investment Sub-Advisory Agreement between JPMIM and J.P. Morgan Private Investments Inc. for the J.P. Morgan Access Funds, dated August 27, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(d)(7)	Investment Sub-Advisory Agreement between JPMIM and Highbridge Capital Management, LLC for the Highbridge Dynamic Commodities Strategy Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(d)(8)	Form of Investment Management Agreement between HCM Commodities Strategy Fund Ltd. and JPMIM. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(d)(9)	Investment Sub-Advisory Agreement between JPMIM and Manning & Napier Advisors, Inc., effective as of the 2nd of December, 2009, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(d)(10)	Investment Sub-Advisory Agreement between JPMIM and TimesSquare Capital Management, LLC, effective as of the 2nd of December, 2009, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(d)(11)	Investment Sub-Advisory Agreement between JPMIM and Fiduciary Management, Inc., effective as of the 2nd of December, 2009, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(d)(12)	Investment Sub-Advisory Agreement between JPMIM and TAMRO Capital Partners LLC, effective as of the 29th day of March 2010, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(d)(13)	Investment Sub-Advisory Agreement between JPMIM and Osterweis Capital Management LLC effective as of the 31st day of March 2010, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(d)(14)	Investment Sub-Advisory Agreement between JPMIM and Capital Guardian Trust Company effective as of the 1st day of May 2010, for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 29, 2010 (Accession Number 0001145443-10-001367).

(d)(15)	Reserved.

(d)(16)	Investment Sub-Advisory Agreement between JPMIM and Shenkman Capital Management, Inc. effective March 28, 2011 for the Access Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 28, 2011 (Accession Number 0001193125-11-115332).

(d)(17)	Investment Advisory Agreement between JPMorgan Trust I and Security Capital Research & Management Incorporated for the Security Capital U.S. Core Real Estate Securities Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-282286).

(d)(18)	Subadvisory Agreement between J.P. Morgan Investment Management Inc. (JPMIM) and JF International Management Inc. for the JPMorgan Asia Pacific Focus Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 27, 2012 (Accession Number 0001193125-11-026900).

(d)(18)(a)	Amendment to Subadvisory Agreement between JPMIM and JF International Management Inc for the JPMorgan Asia Pacific Fund, dated June 28, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2012 (Accession Number 0001193125-12-287249).

(d)(19)	Form of Investment Management Agreement between JPM Commodities Strategy Fund Ltd. and JPMIM. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 21, 2012 (Accession Number 0001193125-12-478646).

(e)(1)	Distribution Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(e)(2)	Amendment to the Distribution Agreement, including Schedule A, dated May 1, 2005. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(e)(3)	Form of Amended Schedule B to the Distribution Agreement, amended as of February 14, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(e)(4)	Form of Amended Schedule C to the Distribution Agreement, amended as of February 14, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(e)(5)	Form of Amended Schedule D to the Distribution Agreement, amended as of February 14, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(e)(6)	Form of Amended Schedule E to the Distribution Agreement, amended as of February 14, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(e)(7)	Form of Amended Schedule F to the Distribution Agreement, amended as of February 14, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(f)	Deferred Compensation Plan for Eligible Trustees of the Trust, as Amended and Restated January 1, 2008 and August 19, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(g)(1)(a)	Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010, between JPMorgan Chase Bank, N.A. and the entities named on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2010 (Accession Number 0001145443-10-002212).

(g)(1)(b)	Form of Amended Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement (amended as of February 14, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(g)(2)	Reserved.

(g)(3)	Reserved.

(g)(4)	Custody Agreement for the JPMorgan Highbridge Statistical Market Neutral Fund Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 00010477469-05-027197).

(g)(5)(a)	Fund Accounting Services Agreement for the Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 18, 2005 (Accession Number 00010477469-05-027197).

(g)(5)(b)	Form of Amended Schedule C to the Fund Accounting Services Agreement for the Highbridge Statistical Market Neutral Fund dated as of September 1, 2007. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2008 (Accession Number 0001145443-08-000477).

(g)(6)	Amended and Restated Global Custody and Fund Accounting Agreement, dated September 1, 2010, between JPMorgan Trust I on behalf of each of the JPMorgan SmartRetirement Funds, JPMorgan Funds Management, Inc., and JPMorgan Chase Bank, NA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 12, 2010 (Accession Number 0001145443-10-002503).

(g)(6)(a)	Schedule A to the Amended and Restated Global Custody and Fund Accounting Agreement between JPMorgan Trust I on behalf of the JPMorgan SmartRetirement Funds, JPMorgan Funds Management, Inc. and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 27, 2012 (Accession Number 0001193125-11-026900).

(g)(7)	Form of Domestic Custody Agreement and Accounting Service Rider between HCM Commodities Strategy Fund, Ltd. and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(1)(a)	Administration Agreement, dated February 19, 2005 between the Trust and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(h)(1)(b)	Amendment, including amended Schedule A, dated May 1, 2006, to the Administration Agreement. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(h)(1)(c)	Form of Amended Schedule B to the Administration Agreement (amended as of February 14, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(h)(1)(d)(i)	Administration Agreement for JPMorgan SmartRetirement Funds, effective May 5, 2006, between the Trust and JPMorgan Funds Management, Inc. Incorporated herein by reference to the Registrant’s registration statement as filed on August 11, 2006 (Accession Number 0001145443-06-002612).

(h)(1)(d)(ii)	Amended Schedule A, dated November 10, 2011, to the Administration Agreement for JPMorgan SmartRetirement Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 14, 2011 (Accession Number 0001193125-11-311304).

(h)(1)(e)	Form of Administration Agreement between HCM Commodities Strategy Fund, Ltd. and JPMorgan Funds Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(2)(a)	Transfer Agency Agreement between the Trust and Boston Financial Data Services, Inc. (“BFDS”) dated September 1, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002631).

(h)(2)(b)	Form of Amended Appendix A-1 to the Transfer Agency Agreement, dated February 14, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(h)(2)(c)	Amendment to Transfer Agency Agreement between the Trust and BFDS, as of February 17, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227294).

(h)(2)(d)	Addendum to Transfer Agency Agreement between the Trust and BFDS, dated as of March 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2012 (Accession Number 0001193125-12-184310).

(h)(2)(e)	Amendment to Transfer Agency Agreement between the Trust and BFDS, dated as of March 30, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2012 (Accession Number 0001193125-12-184310).

(h)(3)(a)	Shareholder Servicing Agreement, dated February 19, 2005, between the Trust and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 29, 2005 (Accession Number 0001047469-05-12430).

(h)(3)(b)	Form of Amended Schedule B to the Shareholder Servicing Agreement (amended as of February 14, 2013). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(h)(4)(a)	Securities Lending Agreement, Amended and Restated as of February 9, 2010, between the Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(4)(a)(i)	Amendment to Securities Lending Agreement, effective as of March 1, 2011, between Registrant and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 15, 2011 (Accession Number 0001193125-11-067101).

(h)(4)(b)	Amended and Restated Securities Lending Agency Agreement, effective March 1, 2011, between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 15, 2011 (Accession Number 0001193125-11-067101).

(h)(4)(b)(i)	Schedule 2, revised February 1, 2012, to the Amended and Restated Securities Lending Agreement between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2012 (Accession Number 0001193125-11-080968).

(h)(4)(b)(ii)	Schedule A to the Amended and Restated Securities Lending Agreement between the Registrant and The Goldman Sachs Bank USA. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 27, 2012 (Accession Number 0001193125-12-319128).

(h)(4)(c)	Amended and Restated Third Party Securities Lending Agreement, effective March 1, 2011, between the Registrant, The Goldman Sachs Bank USA and JPMorgan Chase Bank, N.A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 15, 2011 (Accession Number 0001193125-11-067101).

(h)(5)(a)	Form of Fee Waiver Agreement. Incorporated by reference to Pre-effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(h)(5)(b)	Form of Fee Waiver Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 17, 2005 (Accession Number 0001047469-05-015040).

(h)(5)(c)	Form of Fee Waiver Agreement for the Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(5)(d)	Fee Waiver Agreement for the JPMorgan Intrepid Long/Short Fund and JPMorgan Strategic Small Cap Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(e)	Form of Fee Waiver Agreement for the JPMorgan SmartRetirement Funds, dated November 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(5)(f)	Fee Waiver Agreement for the R Class shares of the JPMorgan Trust I funds listed on Schedule A. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(g)	Form of Fee Waiver Agreement for the C Class Shares of JPMorgan International Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2006. (Accession Number 0001145443-06-002202).

(h)(5)(h)	Fee Waiver Agreement for the JPMorgan International Realty Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2006 (Accession Number 0001145443-06-003178).

(h)(5)(i)	Form of Fee Waiver Agreement for the new Funds registered in Post-Effective Amendment No. 46. except JPMorgan Tax Aware Real Return SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 17, 2006 (Accession Number 0001145443-06-003457).

(h)(5)(j)	Form of Fee Waiver Agreement for the JPMorgan Tax Aware Real Return SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2013 (Accession Number 0001193125-13-079808).

(h)(5)(k)	Form of Fee Waiver Agreement for JPMorgan Bond Fund, JPMorgan Emerging Markets Debt Fund, JPMorgan Enhanced Income Fund, JPMorgan Strategic Income Fund, JPMorgan Real Return Fund, and JPMorgan Short Term Bond Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 20, 2006 (Accession Number 0001145443-06-003722).

(h)(5)(l)	Form of Fee Waiver Agreement for the JPMorgan SmartRetirement 2025 Fund, JPMorgan SmartRetirement 2035 Fund, JPMorgan SmartRetirement 2045 Fund, and JPMorgan SmartRetirement 2050 Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2007 (Accession Number 0001145443-07-000493).

(h)(5)(m)	Form of Fee Waiver Agreement for the Registrant’s 10-31 FYE Funds (except Highbridge Statistical Market Neutral Fund, Highbridge Dynamic Commodities Strategy Fund, JPMorgan Tax Aware Real Return SMA Fund and JPMorgan International Value SMA Fund). Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2013 (Accession Number 0001193125-13-079808).

(h)(5)(n)	Form of Fee Waiver Agreement for the Highbridge Statistical Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2013 (Accession Number 0001193125-13-079808).

(h)(5)(o)	Form of Amendment to the Registrant’s Fee Waiver Agreements. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2007 (Accession Number 0001145443-07-000493).

(h)(5)(p)	Form of Fee Waiver Agreement with respect to the Tax Aware High Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2007 (Accession Number 0001145443-07-002815).

(h)(5)(q)	Form of Fee Waiver Agreement, dated July 1, 2007, for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 27, 2007 (Accession Number 0001145443-07-001921).

(h)(5)(r)	Form of Fee Waiver Agreement, dated July 1, 2012, for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2012 (Accession Number 0001193125-12-287249).

(h)(5)(s)	Form of Fee Waiver Agreement for the Funds listed on Schedule A thereto. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2007 (Accession Number 0001145443-07-002545).

(h)(5)(t)	Form of Fee Waiver Agreement for the JPMorgan International Value SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 16, 2007 (Accession Number 0001145443-07-002545).

(h)(5)(u)	Form of Fee Waiver Agreement for FYE 6/30 Funds listed on Schedule A thereto, dated November 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(5)(v)	Form of Fee Waiver Agreement for JPMorgan Emerging Economies Fund and JPMorgan Intrinsic Value Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 28, 2007 (Accession Number 0001145443-07-003711).

(h)(5)(w)	Form of Fee Waiver Agreement for JPMorgan International Markets Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2008 (Accession Number 0001145443-08-000477).

(h)(5)(x)	Form of Fee Waiver Agreement for JPMorgan Tax Aware Real Return SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(5)(y)	Form of Fee Waiver Agreement for JPMorgan Total Return Fund and JPMorgan Strategic Income Opportunities Fund dated May 22, 2008. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 28, 2008 (Accession Number 0001145443-08-001782).

(h)(5)(z)	Form of Fee Waiver for the JPMorgan International Opportunities Plus Fund dated August 21, 2008. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 26, 2008 (Accession Number 0001145443-08-002437).

(h)(5)(aa)	Form of Fee Waiver Agreement for the Class R2 Funds. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on August 28, 2008 (Accession Number 0001145443-08-002493).

(h)(5)(bb)	Form of Fee Waiver for the Service Shares for the JPMorgan 100% U.S. Treasury Securities Money Market Fund, JPMorgan California Municipal Money Market Fund and JPMorgan New York Municipal Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 16, 2008 (Accession Number 0001145442-08-002754).

(h)(5)(cc)	Form of Fee Waiver Agreement for JPMorgan International Value SMA Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2013 (Accession Number 0001193125-13-079808).

(h)(5)(dd)	Form of Fee Waiver Agreement for JPMorgan Access Growth Fund and JPMorgan Access Balanced Fund dated November 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(5)(ee)	Form of Fee Waiver Agreement for Highbridge Dynamic Commodities Strategy Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2013 (Accession Number 0001193125-13-079808).

(h)(5)(ff)	Form of Fee Waiver Agreement for Class C Shares for JPMorgan Access Growth Fund and JPMorgan Access Balanced Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(gg)	Form of Fee Waiver Agreement for new share classes for JPMorgan Market Neutral Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 28, 2009 (Accession Number 0001145443-09-002631).

(h)(5)(hh)	Form of Fee Waiver Agreement for JPMorgan International Currency Income Fund dated November 20, 2009. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(ii)	Form of Fee Waiver Agreement for JPMorgan U.S. Research Equity Plus Fund and JPMorgan Inflation Managed Bond Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 30, 2009 (Accession Number 0001145443-09-003173).

(h)(5)(jj)	Form of Fee Waiver Agreement for Eagle Class Shares of certain J.P.Morgan Money Market Funds. Incorporated by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 3, 2010 (Accession Number 0001145443-10-000523).

(h)(5)(kk)	Form of Fee Waiver Agreement for JPMorgan Research Equity Long/Short Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 12, 2010 (Accession Number 0001145443-10-00635).

(h)(5)(ll)	Form of Fee Waiver Agreement for JPMorgan Alternative Strategies Fund dated November 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(5)(mm)	Form of Fee Waiver Agreement for JPMorgan Managed Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 20, 2010 (Accession Number 0001145443-10-001110).

(h)(5)(nn)	Form of Fee Waiver Agreement for JPMorgan Current Yield Money Market Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 14, 2010 (Accession Number 0001145443-10-001296).

(h)(5)(oo)	Form of Fee Waiver Agreement for JPMorgan Global Natural Resources Fund, JPMorgan Growth Long/Short Fund, JPMorgan Multi-Cap Long/Short Fund JPMorgan Credit Opportunities Fund and JPMorgan Multi-Sector Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 23, 2010 (Accession Number 0001145443-10-001892).

(h)(5)(pp)	Form of Fee Waiver Agreement for Class R5 Share of the Highbridge Dynamic Commodities Strategy Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 30, 2010 (Accession Number 0001145443-10-002410).

(h)(5)(qq)	Form of Fee Waiver Agreement for JPMorgan Tax Aware Income Opportunities Fund, JPMorgan Diversified Real Return Fund, JPMorgan Tax Aware Equity Fund, JPMorgan Mid Cap Core Fund, JPMorgan Global Equity Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 22, 2010 (Accession Number 0001145443-10- 002576).

(h)(5)(rr)	Form of Fee Waiver Agreement for Class R6 shares of J.P. Morgan Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 22, 2010 (Accession Number 0001145443-10-002576).

(h)(5)(ss)	Form of Fee Waiver Agreement for JPMorgan Equity Focus Fund, JPMorgan Floating Rate Income Fund, JPMorgan Current Income Fund and JPMorgan Global Allocation Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 24, 2011 (Accession Number 0001193125-11-044730).

(h)(5)(tt)	Form of Fee Waiver Agreement for Class R6 Shares of JPMorgan U.S. Research Equity Plus Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 30, 2011 (Accession Number 0001193125-11-082703).

(h)(5)(uu)	Form of Fee Waiver Agreement for Security Capital U.S. Core Real Estate Securities Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 26, 2012 (Accession Number 0001193125-12-184310).

(h)(5)(vv)	Form of Fee Waiver Agreement for JPMorgan U.S. Large Cap Core Plus Fund II. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 8, 2011 (Accession Number 0001193125-11-151562).

(h)(5)(ww)	Form of Fee Waiver Agreement for Class R6 Shares of JPMorgan Multi-Sector Income Fund and JPMorgan Global Natural Resources Fund and Class R2 and Class R6 Shares for JPMorgan U.S. Small Company Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 19, 2011 (Accession Number 0001193125-11-227294).

(h)(5)(xx)	Form of Fee Waiver Agreement for JPMorgan Global Opportunities Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 25, 2011 (Accession Number 0001193125-11-232171).

(h)(5)(yy)	Form of Fee Waiver Agreement for JPMorgan Total Emerging Markets Fund, JPMorgan Asia Pacific Focus Fund, JPMorgan International Unconstrained Equity Fund, JPMorgan Global Unconstrained Equity Fund and JPMorgan Ex-G4 Currency Strategies Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on August 30, 2011 (Accession Number 000119125-11-236288).

(h)(5)(zz)	Form of Fee Waiver Agreement for JPMorgan Global Opportunities Fund, dated November 1, 2011. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 28, 2011 (Accession Number 0001193125-11-286013).

(h)(5)(aaa)	Form of Fee Waiver Agreement for JPMorgan SmartRetirement 2055 Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 14, 2011 (Accession Number 0001193125-11-311304).

(h)(5)(bbb)	Form of Fee Waiver Agreement for JPMorgan Diversified Real Return Fund and JPMorgan Floating Rate Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on December 19, 2012 (Accession Number 0001193125-12-508371).

(h)(5)(ccc)	Form of Fee Waiver Agreement for JPMorgan SmartRetirement Blend Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 30, 2012 (Accession Number 0001193125-12-142312).

(h)(5)(ddd)	Form of Fee Waiver Agreement for JPMorgan SmartAllocation Equity Fund and JPMorgan SmartAllocation Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 21, 2012 (Accession Number 0001193125-12-278222).

(h)(5)(eee)	Form of Fee Waiver Agreement for JPMorgan Emerging Markets Local Currency Debt Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 11, 2012 (Accession Number 0001193125-12-158414).

(h)(5)(fff)	Form of Fee Waiver Agreement for JPMorgan Global Bond Opportunities Fund and JPMorgan Quantitative Large Cap Plus Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 23, 2012 (Accession Number 0001193125-12-245173).

(h)(5)(ggg)	Form of Fee Waiver for JPMorgan Commodities Strategy Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on July 9, 2012 (Accession Number 0001193125-12-297107).

(h)(5)(hhh)	Form of Fee Waiver Agreement for JPMorgan China Region Fund, JPMorgan India Fund, JPMorgan Latin America Fund and JPMorgan Russia Fund, dated September 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(5)(iii)	Form of Fee Waiver Agreement for JPMorgan New York Tax Free Bond Fund, dated September 1, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(5)(jjj)	Form of Fee Waiver Agreement for JPMorgan Corporate Bond Fund, JPMorgan Short Duration High Yield Fund and JPMorgan Diversified Risk Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 21, 2012 (Accession Number 0001193125-12-478646).

(h)(5)(kkk)	Form of Fee Waiver Agreement for JPMorgan Global Research Enhanced Index Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on November 21, 2012 (Accession Number 0001193125-12-478646).

(h)(5)(lll)	Form of Fee Waiver Agreement for JPMorgan Dynamic Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(h)(5)(mmm)	Form of Fee Waiver Agreement for JPMorgan Total Bond Plus Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(h)(6)	Indemnification Agreement. Incorporated herein by reference to the Registrant’s Registration Statement filed on February 18, 2005 (Accession Number 0001047469-05-004230).

(h)(7)	Form of Trust Fund/SERV Agreement used by JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(8)	Form of Sub Transfer Agency Agreement between the Record keeper and the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(9)	Form of Service Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(10)	Form of Mutual Fund Sales Agreement between the Financial Intermediary and JPMorgan Distribution Services, Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(11)	Form of Bilateral Networking Agreement among Registrant, JPMorgan Distribution Services, Inc. and the Financial Intermediary. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(h)(12)	HCM Commodities Strategy Fund Ltd Appointment of Agent of Service of Process, dated February 24, 2010. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2010 (Accession Number 0001145443-10-000325).

(h)(13)	Form of Fund of Funds Service Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-284291).

(h)(14)	Form of Administrative Sub-Accounting Agreement. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-284291).

(h)(15)	Form of JPMDS Sales Agreement – JPMorgan Money Market Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-284291).

(h)(16)	Form of JPMDS Service Agreement – JPMorgan Managed Income Fund. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 27, 2011 (Accession Number 0001193125-11-284291).

(h)(17)	Form of JPMDS Service Agreement and Sales Agreement for JPMorgan Money Market Funds. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on October 25, 2012 (Accession Number 0001193125-12-435309).

(i)	Opinion and consent of counsel. Filed herewith.

(j)(1)	Consent of independent registered public accounting firm. Filed herewith.

(k)	Not applicable.

(l)	Certificate of Sole Shareholder. Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on February 27, 2003.

(m)(1)	Combined Amended and Restated Distribution Plan. Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission in Post-Effective Amendment No. 15 to the Registration Statement on September 29, 2005 (Accession Number 0001047469-05-023624).

(m)(2)	Schedule B to the Combined Amended and Restated Distribution Plan, amended as of February 14, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

(n)(1)	Combined Amended and Restated Rule 18f-3 Multi-Class Plan, including Exhibits A and B, amended as of
February 14, 2013. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 27, 2013 (Accession Number 0001193125-13-079808).

(o)	Reserved.

(p)	Codes of Ethics.

(p)(1)	Code of Ethics of the Trust (as updated April 28, 2009). Incorporated herein by reference to the Registrant’s Registration Statement filed with the Securities and Exchange Commission on June 29, 2009 (Accession Number 0001145443-09-001620).

(p)(2)	JPMIM and Security Capital Research & Management Inc. Code of Ethics, effective February 1, 2005, revised January 11, 2012. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 18, 2013 (Accession Number 0001193125-13-017190).

(p)(3)	Code of Ethics for JPMorgan Distribution Services, Inc. (formerly One Group Dealer Services, Inc.). Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 5 to the Trust’s Registration Statement on Form N-1A as filed with the Commission on December 15, 2004.

(p)(4)	TAMRO Capital Partner LLC Code of Ethics. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 9, 2011) (Accession No. 0001193125-11-060747).

(p)(5)	Fiduciary Management, Inc. (FMI) Code of Ethics. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 9, 2011) (Accession No. 0001193125-11-060747).

(p)(6)	Reserved.

(p)(7)	Manning & Napier Code of Ethics. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 9, 2011) (Accession No. 0001193125-11-060747).

(p)(8)	Osterweis Capital Management Inc. Code of Ethics. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 9, 2011) (Accession No. 0001193125-11-060747).

(p)(9)	TimesSquare Capital Management, LLC Code of Ethics. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 9, 2011) (Accession No. 0001193125-11-060747).

(p)(10)	Code of Ethics for JF International Management Inc. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 9, 2011) (Accession No. 0001193125-11-060747).

(p)(11)	J.P. Morgan Private Investment Inc. Code of Ethics. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 9, 2011) (Accession No. 0001193125-11-060747).

(p)(12)	Highbridge Capital Management, LLC. Code of Ethics. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 28, 2011 (Accession Number 0001193125-11-115332).

(p)(13)	The Capital Group Companies, including Capital Guardian Trust Company, Code of Ethics. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on April 28, 2011 (Accession Number 0001193125-11-115332).

(p)(14)	Shenkman Capital Management, Inc. Code of Ethics. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on June 28, 2011 (Accession Number 0001193125-11-175452).

(99)(a)	Powers of Attorney for the Trustees. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on March 29, 2012 (Accession Number 0001193125-12-139578).

(99)(b)	Power of Attorney for Patricia A. Maleski. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on May 23, 2012 (Accession Number 0001193125-12-245173).

(99)(c)	Power of Attorney for Joy Dowd. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on September 28, 2012 (Accession Number 0001193125-12-409128).

(99)(d)	Power of Attorney for Mary E. Martinez and Mitchell M. Merin. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on January 18, 2013 (Accession Number 0001193125-13-017190).

(99)(e)	Power of Attorney for Marian U. Pardo. Incorporated herein by reference to the Registrant’s Registration Statement as filed with the Securities and Exchange Commission on February 25, 2013 (Accession Number 0001193125-13-074151).

Item 29.	Persons Controlled by or Under Common Control with the Registrant

Not applicable.

Item 30.	Indemnification

Reference is made to Section 5.3 of Registrant’s Declaration of Trust. Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser

See “Management of the Trust” in Part B. The business or other connections of each director and officer of J.P. Morgan Investment Management Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Investment Management Inc. (File No. 801-21011) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director and officer of JF International Management Inc. is currently listed in the investment advisor registration on Form ADV for JF International Management Inc. (File No. 801-41622) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director and officer of Highbridge Capital Management, LLC is currently listed in the investment advisor registration on Form ADV for Highbridge Capital Management, LLC (File No. 801-64368) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Manning & Napier Advisors Inc. is currently listed in the investment advisor registration on Form ADV for Manning & Napier Advisors Inc. (File No. 801-10733) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of TimesSquare Capital Management, LLC. is currently listed in the investment advisor registration on Form-ADV for TimesSquare Capital Management, LLC (File No. 801-18094) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Fiduciary Management, Inc. is currently listed in the investment advisor registration on Form ADV for Fiduciary Management, Inc. (File No. 801-15164) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of J.P. Morgan Private Investments Inc. is currently listed in the investment advisor registration on Form ADV for J.P. Morgan Private Investments Inc. (File No. 801-41088) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of TAMRO Capital Partners LLC is currently listed in the investment advisor registration on Form ADV for TAMRO Capital Partners LLC (File No. 801-68235) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Osterweis Capital Management LLC is currently listed in the investment advisor registration on Form ADV for Osterweis Capital Management LLC (File No. 801-54360) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Capital Guardian Trust Company is currently listed in the investment advisor registration on Form ADV for Capital Guardian Trust Company (File No. 801-60145) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connections of each director or officer of Shenkman Capital Management, Inc is currently listed in the investment advisor registration on Form ADV for Shenkman Capital Management, Inc. (File No. 801-25180) and is incorporated herein by reference.

See “Management of the Trust” in Part B. The business or other connection of each director or officer of Security Capital Research & Management Incorporated is currently listed in the investment advisor registration on Form ADV for Security Capital Research & Management Incorporated (File No. 801-53815) and is incorporated by reference.

Item 32.	Principal Underwriter

(2) JPMorgan Distribution Services, Inc. is the principal underwriter of the Registrant’s shares. JPMorgan Distribution Services, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. JPMorgan Distribution Services, Inc. is located at 460 Polaris Parkway, Westerville, OH 43082. JPMorgan Distribution Services, Inc. acts as the principal underwriter for the following additional investment companies:

J.P. Morgan Fleming Mutual Fund Group, Inc.

J.P. Morgan Mutual Fund Group

J.P. Morgan Mutual Fund Investment Trust

JPMorgan Trust I

JPMorgan Trust II

JPMorgan Value Opportunities Fund Inc.

Undiscovered Managers Funds

JPMorgan Insurance Trust

(2)	The directors and officers of JPMorgan Distribution Services, Inc. are set forth below. The business address of each director or officer is 460 Polaris Parkway, Westerville, OH 43082.

Name with Registrant	Positions and Offices With JPMorgan Distribution Services, Inc.	Positions with Registrant
Susan Montgomery	Director & President	None
Michael R. Machulski	Director, Managing Director & Treasurer	None
Robert L. Young	Director & Managing Director	None
Patricia A. Maleski	Managing Director	President & Principal Executive Officer
Anthony J. Horan	Senior Vice President & Assistant Secretary	None
Colleen A. Meade	Vice President & Secretary	None
James A. Hoffman	Vice President	None
Jessica K. Ditullio	Assistant Secretary	Assistant Secretary
Christine N. Bannerman	Assistant Secretary	None
Frank J. Drozek	Assistant Treasurer	None
Christopher J. Mohr	Assistant Treasurer	None

(c)    Not applicable.

Item 33.	Location of Accounts and Records

All accounts, books, records and documents required pursuant to Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder will be maintained at the offices of:

J.P. Morgan Investment Management Inc., the Registrant’s investment adviser, at 270 Park Avenue, New York, NY 10017 (records relating to its functions as investment adviser).

J.P. Morgan Fund Distributors, Inc., the Registrant’s distributor (through February 18, 2005), 460 Polaris Parkway, Westerville, Ohio 43082 (records relating to its functions as distributor).

JPMorgan Distribution Services, Inc., the Registrant’s distributor (effective February 19, 2005), at 460 Polaris Parkway, Westerville, Ohio 43082 (records relating to its functions as distributor).

JPMorgan Chase Bank, N.A. at 270 Park Avenue, New York, NY 10017 (records relating to its functions as shareholder servicing agent (through February 18, 2005), custodian and administrative services agent (through February 18, 2005)).

JPMorgan Funds Management, Inc., the Registrant’s administrator (effective February 19, 2005), at 460 Polaris Parkway, Westerville, Ohio 43082 (relating to its functions as administrator).

DST Systems Inc., the Registrant’s transfer agent (through February 18, 2005), 210 West 10th Street, Kansas City, MO 64105

Boston Financial Data Services, Inc., the Registrant’s transfer agent (effective February 19, 2005), at 2000 Crown Colony Drive, Quincy, MA 02169.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust I, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 27th day of February, 2013.

JPMORGAN TRUST I

By:	PATRICIA A. MALESKI*
Patricia A. Maleski
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on February 27, 2013.

	JOHN F. FINN*		MITCHELL M. MERIN*
	John F. Finn Trustee		Mitchell M. Merin Trustee

	DR. MATTHEW GOLDSTEIN*		WILLIAM G. MORTON, JR.*
	Dr. Matthew Goldstein Trustee		William G. Morton, Jr. Trustee

	ROBERT J. HIGGINS*		ROBERT A. ODEN, JR.*
	Robert J. Higgins* Trustee		Robert A. Oden, Jr. Trustee

	FRANKIE D. HUGHES*		MARIAN U. PARDO*
	Frankie D. Hughes Trustee		Marian U. Pardo Trustee

	PETER C. MARSHALL*		FREDERICK W. RUEBECK*
	Peter C. Marshall Trustee		Frederick W. Ruebeck Trustee

	MARY E. MARTINEZ*		JAMES J. SCHONBACHLER*
	Mary E. Martinez Trustee		James J. Schonbachler Trustee

	MARILYN MCCOY*	By	PATRICIA A. MALESKI*
	Marilyn McCoy Trustee		Patricia A. Maleski President and Principal Executive Officer

By	JOY C. DOWD*
Joy C. Dowd
Treasurer and Principal Financial Officer

*By	/S/ JOHN T. FITZGERALD
John T. Fitzgerald
Attorney-in-Fact

Exhibit Index

(i)	Opinion and consent of counsel

(j)(1)	Consent of independent registered public accounting firm